UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2021

Item 1.

Reports to Stockholders
Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2021

Contents

Note to Shareholders
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

In May 2021, the Board approved Fidelity’s request to modify the glide paths and strategic asset allocations for Fidelity’s target date funds and related composite benchmark changes.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	45.1
Fidelity Series Treasury Bill Index Fund	20.1
Fidelity Series Total Market Index Fund	11.2
Fidelity Series Inflation-Protected Bond Index Fund	8.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series International Developed Markets Bond Index Fund	1.0
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.2%
International Equity Funds	7.6%
Bond Funds	49.1%
Inflation-Protected Bond Funds	12.0%
Short-Term Funds	20.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index Income Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $87,974,418)	8,521,785	126,122,417

International Equity Funds - 7.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $66,871,781)	5,611,770	84,906,073

Bond Funds - 49.1%
Fidelity Series Bond Index Fund (a)	48,438,445	507,634,900
Fidelity Series International Developed Markets Bond Index Fund (a)	1,105,773	10,902,921
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,006,692	33,495,941
TOTAL BOND FUNDS
(Cost $550,423,305)		552,033,762

Inflation-Protected Bond Funds - 12.0%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	4,455,416	44,687,819
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,120,141	90,701,975
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $127,639,643)		135,389,794

Short-Term Funds - 20.1%
Fidelity Cash Central Fund 0.06% (b)	18,033	18,037
Fidelity Series Treasury Bill Index Fund (a)	22,553,724	225,537,240
TOTAL SHORT-TERM FUNDS
(Cost $225,595,160)		225,555,277
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,058,504,307)		1,124,007,323
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70,207)
NET ASSETS - 100%		$1,123,937,116

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$18,037	$--	$--	$5	$--	$--	$18,037	0.0%
Total	$18,037	$--	$--	$5	$--	$--	$18,037

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$44,841,571	$153,457	$--	$(186)	$(109)	$44,687,819
Fidelity Series Bond Index Fund	453,434,102	91,681,737	42,423,338	3,582,758	(496,911)	5,439,310	507,634,900
Fidelity Series Global ex U.S. Index Fund	75,882,498	17,013,980	9,174,825	--	304,449	879,971	84,906,073
Fidelity Series Inflation-Protected Bond Index Fund	99,891,013	18,258,237	31,586,922	--	717,652	3,421,995	90,701,975
Fidelity Series International Developed Markets Bond Index Fund	--	11,013,371	38,232	--	(157)	(72,061)	10,902,921
Fidelity Series Long-Term Treasury Bond Index Fund	29,412,044	6,049,919	3,682,727	351,103	(309,258)	2,025,963	33,495,941
Fidelity Series Total Market Index Fund	113,630,905	23,096,718	19,323,645	435,863	871,578	7,846,861	126,122,417
Fidelity Series Treasury Bill Index Fund	224,908,055	48,697,084	48,067,899	62,312	(13,437)	13,437	225,537,240
	$997,158,617	$260,652,617	$154,451,045	$4,432,036	$1,073,730	$19,555,367	$1,123,989,286

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$126,122,417	$126,122,417	$--	$--
International Equity Funds	84,906,073	84,906,073	--	--
Bond Funds	687,423,556	687,423,556	--	--
Short-Term Funds	225,555,277	225,555,277	--	--
Total Investments in Securities:	$1,124,007,323	$1,124,007,323	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $18,037)	$18,037
Other affiliated issuers (cost $1,058,486,270)	1,123,989,286
Total Investment in Securities (cost $1,058,504,307)		$1,124,007,323
Cash		9,238
Receivable for investments sold		33,558,524
Receivable for fund shares sold		1,297,816
Distributions receivable from Fidelity Central Funds		1
Total assets		1,158,872,902
Liabilities
Payable for investments purchased	$31,392,900
Payable for fund shares redeemed	3,463,439
Accrued management fee	79,447
Total liabilities		34,935,786
Net Assets		$1,123,937,116
Net Assets consist of:
Paid in capital		$1,058,873,769
Total accumulated earnings (loss)		65,063,347
Net Assets		$1,123,937,116
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($301,312,051 ÷ 23,771,379 shares)		$12.68
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($658,649,381 ÷ 52,038,894 shares)		$12.66
Premier Class:
Net Asset Value, offering price and redemption price per share ($163,975,684 ÷ 12,962,919 shares)		$12.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,168,294
Income from Fidelity Central Funds		5
Total income		4,168,299
Expenses
Management fee	$475,115
Independent trustees' fees and expenses	1,361
Total expenses before reductions	476,476
Expense reductions	(2)
Total expenses after reductions		476,474
Net investment income (loss)		3,691,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,073,730
Capital gain distributions from underlying funds:
Affiliated issuers	263,742
Total net realized gain (loss)		1,337,472
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	19,555,367
Total change in net unrealized appreciation (depreciation)		19,555,367
Net gain (loss)		20,892,839
Net increase (decrease) in net assets resulting from operations		$24,584,664

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,691,825	$9,369,233
Net realized gain (loss)	1,337,472	9,292,316
Change in net unrealized appreciation (depreciation)	19,555,367	42,768,794
Net increase (decrease) in net assets resulting from operations	24,584,664	61,430,343
Distributions to shareholders	(7,767,425)	(17,384,777)
Share transactions - net increase (decrease)	110,011,048	394,244,729
Total increase (decrease) in net assets	126,828,287	438,290,295
Net Assets
Beginning of period	997,108,829	558,818,534
End of period	$1,123,937,116	$997,108,829

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$11.60	$11.98	$11.86	$11.63	$11.36
Income from Investment Operations
Net investment income (loss)A	.04	.14	.24	.25	.20	.17
Net realized and unrealized gain (loss)	.27	.98	.23	.22	.27	.28
Total from investment operations	.31	1.12	.47	.47	.47	.45
Distributions from net investment income	(.04)	(.15)	(.24)	(.25)	(.19)	(.17)
Distributions from net realized gain	(.05)	(.12)	(.62)	(.10)	(.04)	(.01)
Total distributions	(.09)	(.26)B	(.85)B	(.35)	(.24)B	(.18)
Net asset value, end of period	$12.68	$12.46	$11.60	$11.98	$11.86	$11.63
Total ReturnC,D	2.50%	9.72%	3.83%	4.09%	4.02%	4.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.12%	.12%	.08%
Expenses net of all reductions	.12%G	.12%	.12%	.12%	.12%	.08%
Net investment income (loss)	.66%G	1.13%	1.96%	2.15%	1.69%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$301,312	$469,552	$282,522	$167,641	$126,634	$118,421
Portfolio turnover rateH	29%G	33%	67%	51%	17%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$11.59	$11.96	$11.84	$11.61	$11.35
Income from Investment Operations
Net investment income (loss)A	.04	.14	.24	.26	.21	.18
Net realized and unrealized gain (loss)	.28	.98	.25	.22	.26	.27
Total from investment operations	.32	1.12	.49	.48	.47	.45
Distributions from net investment income	(.04)	(.15)	(.24)	(.26)	(.20)	(.18)
Distributions from net realized gain	(.05)	(.12)	(.62)	(.10)	(.04)	(.01)
Total distributions	(.10)B	(.27)	(.86)	(.36)	(.24)	(.19)
Net asset value, end of period	$12.66	$12.44	$11.59	$11.96	$11.84	$11.61
Total ReturnC,D	2.54%	9.68%	3.98%	4.16%	4.07%	4.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.06%	.07%	.03%
Expenses net of all reductions	.08%G	.08%	.08%	.06%	.07%	.03%
Net investment income (loss)	.70%G	1.17%	2.00%	2.21%	1.74%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$658,649	$410,094	$276,297	$185,706	$163,733	$145,993
Portfolio turnover rateH	29%G	33%	67%	51%	17%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$12.07
Income from Investment Operations
Net investment income (loss)B	.05	.18
Net realized and unrealized gain (loss)	.27	.38
Total from investment operations	.32	.56
Distributions from net investment income	(.05)	(.11)
Distributions from net realized gain	(.05)	(.09)
Total distributions	(.10)	(.20)
Net asset value, end of period	$12.65	$12.43
Total ReturnC,D	2.55%	4.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%G
Expenses net of fee waivers, if any	.06%G	.06%G
Expenses net of all reductions	.06%G	.06%G
Net investment income (loss)	.72%G	1.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$163,976	$117,463
Portfolio turnover rateH	29%G	33%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	43.9
Fidelity Series Treasury Bill Index Fund	18.6
Fidelity Series Total Market Index Fund	13.3
Fidelity Series Global ex U.S. Index Fund	8.9
Fidelity Series Inflation-Protected Bond Index Fund	7.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series International Developed Markets Bond Index Fund	1.0
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	0.2
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	13.3%
International Equity Funds	8.9%
Bond Funds	47.9%
Inflation-Protected Bond Funds	11.3%
Short-Term Funds	18.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2005 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.3%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $23,663,563)	2,420,452	35,822,692

International Equity Funds - 8.9%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $17,957,952)	1,594,227	24,120,660

Bond Funds - 47.9%
Fidelity Series Bond Index Fund (a)	11,330,885	118,747,670
Fidelity Series International Developed Markets Bond Index Fund (a)	267,105	2,633,651
Fidelity Series Long-Term Treasury Bond Index Fund (a)	971,298	8,120,050
TOTAL BOND FUNDS
(Cost $127,995,893)		129,501,371

Inflation-Protected Bond Funds - 11.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	951,010	9,538,633
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	50,389	498,346
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,833,602	20,481,335
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $28,475,728)		30,518,314

Short-Term Funds - 18.6%
Fidelity Cash Central Fund 0.06% (b)	9,878	9,880
Fidelity Series Treasury Bill Index Fund (a)	5,017,036	50,170,362
TOTAL SHORT-TERM FUNDS
(Cost $50,183,211)		50,180,242
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $248,276,347)		270,143,279
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,960)
NET ASSETS - 100%		$270,124,319

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9,880	$--	$--	$3	$--	$--	$9,880	0.0%
Total	$9,880	$--	$--	$3	$--	$--	$9,880

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$9,593,746	$55,070	$--	$(45)	$2	$9,538,633
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	503,856	3,415	--	(9)	(2,086)	498,346
Fidelity Series Bond Index Fund	111,881,319	16,797,157	11,155,128	852,627	(11,120)	1,235,442	118,747,670
Fidelity Series Global ex U.S. Index Fund	23,776,047	3,427,393	3,514,121	--	420,313	11,028	24,120,660
Fidelity Series Inflation-Protected Bond Index Fund	23,458,328	3,229,004	7,153,620	--	188,589	759,034	20,481,335
Fidelity Series International Developed Markets Bond Index Fund	--	2,666,637	15,525	--	(77)	(17,384)	2,633,651
Fidelity Series Long-Term Treasury Bond Index Fund	7,549,602	1,100,424	962,546	86,425	(45,283)	477,853	8,120,050
Fidelity Series Total Market Index Fund	35,605,345	3,933,458	6,399,009	133,795	1,024,485	1,658,413	35,822,692
Fidelity Series Treasury Bill Index Fund	51,962,647	9,163,584	10,955,869	14,048	(7,168)	7,168	50,170,362
	$254,233,288	$50,415,259	$40,214,303	$1,086,895	$1,569,685	$4,129,470	$270,133,399

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$35,822,692	$35,822,692	$--	$--
International Equity Funds	24,120,660	24,120,660	--	--
Bond Funds	160,019,685	160,019,685	--	--
Short-Term Funds	50,180,242	50,180,242	--	--
Total Investments in Securities:	$270,143,279	$270,143,279	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $9,880)	$9,880
Other affiliated issuers (cost $248,266,467)	270,133,399
Total Investment in Securities (cost $248,276,347)		$270,143,279
Cash		519
Receivable for investments sold		8,742,521
Receivable for fund shares sold		101,709
Distributions receivable from Fidelity Central Funds		1
Total assets		278,988,029
Liabilities
Payable for investments purchased	$6,587,993
Payable for fund shares redeemed	2,256,236
Accrued management fee	19,481
Total liabilities		8,863,710
Net Assets		$270,124,319
Net Assets consist of:
Paid in capital		$246,379,088
Total accumulated earnings (loss)		23,745,231
Net Assets		$270,124,319
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($79,917,208 ÷ 5,685,425 shares)		$14.06
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($171,972,926 ÷ 12,232,582 shares)		$14.06
Premier Class:
Net Asset Value, offering price and redemption price per share ($18,234,185 ÷ 1,297,400 shares)		$14.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,009,070
Income from Fidelity Central Funds		3
Total income		1,009,073
Expenses
Management fee	$120,100
Independent trustees' fees and expenses	338
Total expenses		120,438
Net investment income (loss)		888,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,569,685
Capital gain distributions from underlying funds:
Affiliated issuers	77,825
Total net realized gain (loss)		1,647,510
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,129,470
Total change in net unrealized appreciation (depreciation)		4,129,470
Net gain (loss)		5,776,980
Net increase (decrease) in net assets resulting from operations		$6,665,615

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$888,635	$2,728,922
Net realized gain (loss)	1,647,510	3,654,797
Change in net unrealized appreciation (depreciation)	4,129,470	17,566,345
Net increase (decrease) in net assets resulting from operations	6,665,615	23,950,064
Distributions to shareholders	(2,209,615)	(5,459,492)
Share transactions - net increase (decrease)	11,444,998	58,980,322
Total increase (decrease) in net assets	15,900,998	77,470,894
Net Assets
Beginning of period	254,223,321	176,752,427
End of period	$270,124,319	$254,223,321

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.80	$12.58	$13.50	$13.36	$12.94	$12.45
Income from Investment Operations
Net investment income (loss)A	.05	.16	.27	.29	.23	.20
Net realized and unrealized gain (loss)	.33	1.39	.17	.26	.47	.52
Total from investment operations	.38	1.55	.44	.55	.70	.72
Distributions from net investment income	(.02)	(.17)	(.26)	(.26)	(.21)	(.20)
Distributions from net realized gain	(.10)	(.16)	(1.10)	(.14)	(.07)	(.03)
Total distributions	(.12)	(.33)	(1.36)	(.41)B	(.28)	(.23)
Net asset value, end of period	$14.06	$13.80	$12.58	$13.50	$13.36	$12.94
Total ReturnC,D	2.74%	12.35%	2.91%	4.25%	5.41%	5.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.12%	.12%	.09%
Expenses net of all reductions	.12%G	.12%	.12%	.12%	.12%	.09%
Net investment income (loss)	.65%G	1.21%	1.96%	2.16%	1.74%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$79,917	$140,539	$93,765	$66,875	$60,299	$43,767
Portfolio turnover rateH	31%G	33%	83%	52%	26%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$12.58	$13.50	$13.36	$12.94	$12.45
Income from Investment Operations
Net investment income (loss)A	.05	.17	.27	.30	.24	.21
Net realized and unrealized gain (loss)	.32	1.39	.17	.25	.46	.52
Total from investment operations	.37	1.56	.44	.55	.70	.73
Distributions from net investment income	(.03)	(.18)	(.27)	(.27)	(.22)	(.21)
Distributions from net realized gain	(.10)	(.16)	(1.10)	(.14)	(.07)	(.03)
Total distributions	(.12)B	(.33)B	(1.36)B	(.41)	(.28)B	(.24)
Net asset value, end of period	$14.06	$13.81	$12.58	$13.50	$13.36	$12.94
Total ReturnC,D	2.70%	12.46%	2.95%	4.31%	5.45%	5.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.06%	.07%	.03%
Expenses net of all reductions	.08%G	.08%	.08%	.06%	.07%	.03%
Net investment income (loss)	.69%G	1.25%	2.00%	2.22%	1.79%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$171,973	$105,990	$82,988	$63,956	$52,913	$46,992
Portfolio turnover rateH	31%G	33%	83%	52%	26%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80	$13.24
Income from Investment Operations
Net investment income (loss)B	.05	.03
Net realized and unrealized gain (loss)	.32	.79
Total from investment operations	.37	.82
Distributions from net investment income	(.03)	(.14)
Distributions from net realized gain	(.10)	(.12)
Total distributions	(.12)C	(.26)
Net asset value, end of period	$14.05	$13.80
Total ReturnD,E	2.71%	6.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%H
Expenses net of fee waivers, if any	.06%H	.06%H
Expenses net of all reductions	.06%H	.06%H
Net investment income (loss)	.71%H	.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,234	$7,695
Portfolio turnover rateI	31%H	33%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	40.5
Fidelity Series Total Market Index Fund	18.6
Fidelity Series Treasury Bill Index Fund	14.7
Fidelity Series Global ex U.S. Index Fund	12.6
Fidelity Series Inflation-Protected Bond Index Fund	6.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.4
Fidelity Series International Developed Markets Bond Index Fund	1.0
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	0.7
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.6%
International Equity Funds	12.6%
Bond Funds	44.6%
Inflation-Protected Bond Funds	9.5%
Short-Term Funds	14.7%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2010 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $114,365,425)	11,621,009	171,990,929

International Equity Funds - 12.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $83,379,340)	7,656,412	115,841,508

Bond Funds - 44.6%
Fidelity Series Bond Index Fund (a)	35,695,847	374,092,471
Fidelity Series International Developed Markets Bond Index Fund (a)	913,843	9,010,494
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,376,348	28,226,270
TOTAL BOND FUNDS
(Cost $403,292,699)		411,329,235

Inflation-Protected Bond Funds - 9.5%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,218,598	22,252,541
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	659,706	6,524,488
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,264,912	58,809,067
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $81,528,611)		87,586,096

Short-Term Funds - 14.7%
Fidelity Cash Central Fund 0.06% (b)	5,946	5,947
Fidelity Series Treasury Bill Index Fund (a)	13,591,558	135,915,577
TOTAL SHORT-TERM FUNDS
(Cost $135,926,716)		135,921,524
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $818,492,791)		922,669,292
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,453)
NET ASSETS - 100%		$922,603,839

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,947	$--	$--	$2	$--	$--	$5,947	0.0%
Total	$5,947	$--	$--	$2	$--	$--	$5,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$22,349,091	$96,556	$--	$(78)	$84	$22,252,541
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	6,591,322	29,596	--	(227)	(37,011)	6,524,488
Fidelity Series Bond Index Fund	354,630,504	48,301,800	32,760,247	2,718,273	(360,166)	4,280,580	374,092,471
Fidelity Series Global ex U.S. Index Fund	113,532,428	15,432,048	15,184,952	--	1,453,409	608,575	115,841,508
Fidelity Series Inflation-Protected Bond Index Fund	67,332,050	8,588,494	19,843,735	--	671,380	2,060,878	58,809,067
Fidelity Series International Developed Markets Bond Index Fund	--	9,110,490	39,500	--	(275)	(60,221)	9,010,494
Fidelity Series Long-Term Treasury Bond Index Fund	26,011,511	3,569,908	2,860,231	298,683	(194,218)	1,699,300	28,226,270
Fidelity Series Total Market Index Fund	169,980,797	18,891,679	29,922,200	642,437	4,133,772	8,906,881	171,990,929
Fidelity Series Treasury Bill Index Fund	142,587,634	23,700,045	30,372,102	38,817	(11,765)	11,765	135,915,577
	$874,074,924	$156,534,877	$131,109,119	$3,698,210	$5,691,832	$17,470,831	$922,663,345

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$171,990,929	$171,990,929	$--	$--
International Equity Funds	115,841,508	115,841,508	--	--
Bond Funds	498,915,331	498,915,331	--	--
Short-Term Funds	135,921,524	135,921,524	--	--
Total Investments in Securities:	$922,669,292	$922,669,292	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $5,947)	$5,947
Other affiliated issuers (cost $818,486,844)	922,663,345
Total Investment in Securities (cost $818,492,791)		$922,669,292
Cash		433
Receivable for investments sold		23,486,872
Receivable for fund shares sold		1,482,293
Total assets		947,638,890
Liabilities
Payable for investments purchased	$22,375,435
Payable for fund shares redeemed	2,593,726
Accrued management fee	65,890
Total liabilities		25,035,051
Net Assets		$922,603,839
Net Assets consist of:
Paid in capital		$811,987,322
Total accumulated earnings (loss)		110,616,517
Net Assets		$922,603,839
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($300,669,211 ÷ 20,986,655 shares)		$14.33
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($573,829,161 ÷ 40,049,988 shares)		$14.33
Premier Class:
Net Asset Value, offering price and redemption price per share ($48,105,467 ÷ 3,357,510 shares)		$14.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,342,740
Income from Fidelity Central Funds		2
Total income		3,342,742
Expenses
Management fee	$419,636
Independent trustees' fees and expenses	1,177
Total expenses		420,813
Net investment income (loss)		2,921,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	5,691,832
Capital gain distributions from underlying funds:
Affiliated issuers	355,470
Total net realized gain (loss)		6,047,302
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	17,470,831
Total change in net unrealized appreciation (depreciation)		17,470,831
Net gain (loss)		23,518,133
Net increase (decrease) in net assets resulting from operations		$26,440,062

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,921,929	$10,442,098
Net realized gain (loss)	6,047,302	15,695,439
Change in net unrealized appreciation (depreciation)	17,470,831	94,250,099
Net increase (decrease) in net assets resulting from operations	26,440,062	120,387,636
Distributions to shareholders	(10,615,837)	(21,511,773)
Share transactions - net increase (decrease)	32,766,614	98,235,509
Total increase (decrease) in net assets	48,590,839	197,111,372
Net Assets
Beginning of period	874,013,000	676,901,628
End of period	$922,603,839	$874,013,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.06	$12.33	$14.17	$14.25	$13.72	$13.03
Income from Investment Operations
Net investment income (loss)A	.04	.18	.27	.30	.25	.23
Net realized and unrealized gain (loss)	.40	1.91	.04	.29	.65	.71
Total from investment operations	.44	2.09	.31	.59	.90	.94
Distributions from net investment income	(.02)	(.19)	(.27)	(.30)	(.24)	(.22)
Distributions from net realized gain	(.15)	(.17)	(1.88)	(.37)	(.14)	(.02)
Total distributions	(.17)	(.36)	(2.15)	(.67)	(.37)B	(.25)B
Net asset value, end of period	$14.33	$14.06	$12.33	$14.17	$14.25	$13.72
Total ReturnC,D	3.12%	17.04%	1.34%	4.43%	6.62%	7.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.12%	.12%	.09%
Expenses net of all reductions	.12%G	.12%	.12%	.12%	.12%	.09%
Net investment income (loss)	.62%G	1.28%	1.93%	2.13%	1.77%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$300,669	$477,015	$353,955	$254,371	$239,660	$205,267
Portfolio turnover rateH	29%G	27%	83%	45%	22%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.07	$12.33	$14.17	$14.25	$13.73	$13.03
Income from Investment Operations
Net investment income (loss)A	.05	.18	.28	.31	.26	.24
Net realized and unrealized gain (loss)	.38	1.93	.04	.29	.64	.71
Total from investment operations	.43	2.11	.32	.60	.90	.95
Distributions from net investment income	(.02)	(.19)	(.28)	(.31)	(.24)	(.23)
Distributions from net realized gain	(.15)	(.17)	(1.88)	(.37)	(.14)	(.02)
Total distributions	(.17)	(.37)B	(2.16)	(.68)	(.38)	(.25)
Net asset value, end of period	$14.33	$14.07	$12.33	$14.17	$14.25	$13.73
Total ReturnC,D	3.08%	17.17%	1.37%	4.49%	6.59%	7.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.06%	.07%	.04%
Expenses net of all reductions	.08%G	.08%	.08%	.06%	.07%	.04%
Net investment income (loss)	.66%G	1.33%	1.98%	2.19%	1.82%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$573,829	$389,414	$322,946	$309,781	$319,248	$286,173
Portfolio turnover rateH	29%G	27%	83%	45%	22%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$14.07	$13.15
Income from Investment Operations
Net investment income (loss)B	.05	.07
Net realized and unrealized gain (loss)	.38	1.12
Total from investment operations	.43	1.19
Distributions from net investment income	(.03)	(.16)
Distributions from net realized gain	(.15)	(.11)
Total distributions	(.17)C	(.27)
Net asset value, end of period	$14.33	$14.07
Total ReturnD	3.09%	9.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%G
Expenses net of fee waivers, if any	.06%G	.06%G
Expenses net of all reductions	.06%G	.06%G
Net investment income (loss)	.68%G	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$48,105	$7,583
Portfolio turnover rateH	29%G	27%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	36.9
Fidelity Series Total Market Index Fund	24.1
Fidelity Series Global ex U.S. Index Fund	16.2
Fidelity Series Treasury Bill Index Fund	10.8
Fidelity Series Inflation-Protected Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	1.3
Fidelity Series International Developed Markets Bond Index Fund	1.0
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.1%
International Equity Funds	16.2%
Bond Funds	41.0%
Inflation-Protected Bond Funds	7.9%
Short-Term Funds	10.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2015 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.1%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $378,561,635)	38,184,530	565,131,047

International Equity Funds - 16.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $285,110,161)	25,168,404	380,797,956

Bond Funds - 41.0%
Fidelity Series Bond Index Fund (a)	82,563,190	865,262,230
Fidelity Series International Developed Markets Bond Index Fund (a)	2,325,157	22,926,048
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,702,940	72,756,583
TOTAL BOND FUNDS
(Cost $946,568,702)		960,944,861

Inflation-Protected Bond Funds - 7.9%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,015,844	30,248,916
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	2,916,913	28,848,274
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,179,797	124,878,329
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $171,860,628)		183,975,519

Short-Term Funds - 10.8%
Fidelity Cash Central Fund 0.06% (b)	513	513
Fidelity Series Treasury Bill Index Fund (a)	25,428,237	254,282,368
TOTAL SHORT-TERM FUNDS
(Cost $254,294,733)		254,282,881
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,036,395,859)		2,345,132,264
NET OTHER ASSETS (LIABILITIES) - 0.0%		(161,968)
NET ASSETS - 100%		$2,344,970,296

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$513	$--	$--	$--	$--	$--	$513	0.0%
Total	$513	$--	$--	$--	$--	$--	$513

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$30,355,686	$106,949	$--	$55	$124	$30,248,916
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	29,121,701	103,685	--	(92)	(169,650)	28,848,274
Fidelity Series Bond Index Fund	791,824,646	116,011,983	51,456,984	6,258,636	(677,311)	9,559,896	865,262,230
Fidelity Series Global ex U.S. Index Fund	357,851,007	49,350,410	32,736,306	--	1,563,566	4,769,279	380,797,956
Fidelity Series Inflation-Protected Bond Index Fund	137,816,704	18,084,191	36,782,623	--	1,185,607	4,574,450	124,878,329
Fidelity Series International Developed Markets Bond Index Fund	--	23,162,653	81,963	--	(480)	(154,162)	22,926,048
Fidelity Series Long-Term Treasury Bond Index Fund	63,946,726	10,063,985	5,011,691	756,082	(504,547)	4,262,110	72,756,583
Fidelity Series Total Market Index Fund	535,819,121	60,976,428	73,370,781	2,045,803	5,690,922	36,015,357	565,131,047
Fidelity Series Treasury Bill Index Fund	260,995,575	46,562,147	53,275,354	73,532	(38,651)	38,651	254,282,368
	$2,148,253,779	$383,689,184	$252,926,336	$9,134,053	$7,219,069	$58,896,055	$2,345,131,751

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$565,131,047	$565,131,047	$--	$--
International Equity Funds	380,797,956	380,797,956	--	--
Bond Funds	1,144,920,380	1,144,920,380	--	--
Short-Term Funds	254,282,881	254,282,881	--	--
Total Investments in Securities:	$2,345,132,264	$2,345,132,264	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $513)	$513
Other affiliated issuers (cost $2,036,395,346)	2,345,131,751
Total Investment in Securities (cost $2,036,395,859)		$2,345,132,264
Cash		1,322
Receivable for investments sold		54,326,259
Receivable for fund shares sold		2,360,976
Total assets		2,401,820,821
Liabilities
Payable for investments purchased	$51,061,636
Payable for fund shares redeemed	5,625,598
Accrued management fee	163,291
Total liabilities		56,850,525
Net Assets		$2,344,970,296
Net Assets consist of:
Paid in capital		$2,027,490,560
Total accumulated earnings (loss)		317,479,736
Net Assets		$2,344,970,296
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($796,234,791 ÷ 51,331,782 shares)		$15.51
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,270,403,261 ÷ 81,947,835 shares)		$15.50
Premier Class:
Net Asset Value, offering price and redemption price per share ($278,332,244 ÷ 17,954,740 shares)		$15.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,034,552
Expenses
Management fee	$1,053,708
Independent trustees' fees and expenses	2,945
Total expenses		1,056,653
Net investment income (loss)		6,977,899
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	7,219,069
Capital gain distributions from underlying funds:
Affiliated issuers	1,099,501
Total net realized gain (loss)		8,318,570
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	58,896,055
Total change in net unrealized appreciation (depreciation)		58,896,055
Net gain (loss)		67,214,625
Net increase (decrease) in net assets resulting from operations		$74,192,524

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,977,899	$25,921,424
Net realized gain (loss)	8,318,570	33,251,954
Change in net unrealized appreciation (depreciation)	58,896,055	295,450,281
Net increase (decrease) in net assets resulting from operations	74,192,524	354,623,659
Distributions to shareholders	(19,209,944)	(52,456,187)
Share transactions - net increase (decrease)	141,895,283	281,049,614
Total increase (decrease) in net assets	196,877,863	583,217,086
Net Assets
Beginning of period	2,148,092,433	1,564,875,347
End of period	$2,344,970,296	$2,148,092,433

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$12.74	$15.09	$14.92	$14.11	$13.22
Income from Investment Operations
Net investment income (loss)A	.05	.19	.29	.32	.27	.25
Net realized and unrealized gain (loss)	.47	2.59	(.12)	.33	.83	.89
Total from investment operations	.52	2.78	.17	.65	1.10	1.14
Distributions from net investment income	(.02)	(.20)	(.29)	(.31)	(.25)	(.24)
Distributions from net realized gain	(.11)	(.19)	(2.23)	(.17)	(.04)	(.01)
Total distributions	(.13)	(.40)B	(2.52)	(.48)	(.29)	(.25)
Net asset value, end of period	$15.51	$15.12	$12.74	$15.09	$14.92	$14.11
Total ReturnC,D	3.44%	21.92%	(.17)%	4.55%	7.82%	8.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.12%	.12%	.10%
Expenses net of all reductions	.12%G	.12%	.12%	.12%	.12%	.10%
Net investment income (loss)	.58%G	1.32%	1.93%	2.12%	1.81%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$796,235	$1,197,347	$887,110	$721,922	$637,221	$516,456
Portfolio turnover rateH	22%G	30%	87%	36%	17%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.11	$12.73	$15.08	$14.92	$14.10	$13.21
Income from Investment Operations
Net investment income (loss)A	.05	.20	.30	.33	.27	.25
Net realized and unrealized gain (loss)	.47	2.58	(.12)	.31	.85	.90
Total from investment operations	.52	2.78	.18	.64	1.12	1.15
Distributions from net investment income	(.02)	(.21)	(.29)	(.32)	(.26)	(.25)
Distributions from net realized gain	(.11)	(.19)	(2.23)	(.17)	(.04)	(.01)
Total distributions	(.13)	(.40)	(2.53)B	(.48)B	(.30)	(.26)
Net asset value, end of period	$15.50	$15.11	$12.73	$15.08	$14.92	$14.10
Total ReturnC,D	3.47%	21.98%	(.15)%	4.55%	7.94%	8.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.06%	.07%	.04%
Expenses net of all reductions	.08%G	.08%	.08%	.06%	.07%	.04%
Net investment income (loss)	.62%G	1.36%	1.97%	2.18%	1.86%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,270,403	$789,557	$677,766	$597,338	$560,428	$520,752
Portfolio turnover rateH	22%G	30%	87%	36%	17%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$15.11	$13.77
Income from Investment Operations
Net investment income (loss)B	.05	.27
Net realized and unrealized gain (loss)	.47	1.38
Total from investment operations	.52	1.65
Distributions from net investment income	(.02)	(.18)
Distributions from net realized gain	(.11)	(.13)
Total distributions	(.13)	(.31)
Net asset value, end of period	$15.50	$15.11
Total ReturnC	3.47%	11.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F	.06%F
Expenses net of fee waivers, if any	.06%F	.06%F
Expenses net of all reductions	.06%F	.06%F
Net investment income (loss)	.64%F	2.36%F
Supplemental Data
Net assets, end of period (000 omitted)	$278,332	$161,189
Portfolio turnover rateG	22%F	30%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Bond Index Fund	33.1
Fidelity Series Total Market Index Fund	29.6
Fidelity Series Global ex U.S. Index Fund	20.0
Fidelity Series Treasury Bill Index Fund	6.9
Fidelity Series Inflation-Protected Bond Index Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	1.7
Fidelity Series International Developed Markets Bond Index Fund	1.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	0.2
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.6%
International Equity Funds	20.0%
Bond Funds	37.3%
Inflation-Protected Bond Funds	6.2%
Short-Term Funds	6.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2020 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $1,657,004,628)	166,483,739	2,463,959,344

International Equity Funds - 20.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,285,051,112)	109,763,437	1,660,720,805

Bond Funds - 37.3%
Fidelity Series Bond Index Fund (a)	262,765,234	2,753,779,647
Fidelity Series International Developed Markets Bond Index Fund (a)	8,253,966	81,384,103
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,394,946	262,461,751
TOTAL BOND FUNDS
(Cost $3,050,766,171)		3,097,625,501

Inflation-Protected Bond Funds - 6.2%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,290,493	12,943,649
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	14,666,171	145,048,431
Fidelity Series Inflation-Protected Bond Index Fund (a)	32,199,603	359,669,571
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $481,700,677)		517,661,651

Short-Term Funds - 6.9%
Fidelity Cash Central Fund 0.06% (b)	9,483	9,485
Fidelity Series Treasury Bill Index Fund (a)	57,702,207	577,022,067
TOTAL SHORT-TERM FUNDS
(Cost $577,033,856)		577,031,552
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,051,556,444)		8,316,998,853
NET OTHER ASSETS (LIABILITIES) - 0.0%		(549,089)
NET ASSETS - 100%		$8,316,449,764

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$8,009	$89,589	$88,113	$3	$--	$--	$9,485	0.0%
Total	$8,009	$89,589	$88,113	$3	$--	$--	$9,485

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$12,970,987	$27,379	$--	$16	$25	$12,943,649
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	146,227,073	307,090	--	(88)	(871,464)	145,048,431
Fidelity Series Bond Index Fund	2,497,129,281	537,443,836	310,617,048	20,144,995	(3,586,704)	33,410,282	2,753,779,647
Fidelity Series Global ex U.S. Index Fund	1,525,763,119	314,374,949	203,637,605	--	2,276,218	21,944,124	1,660,720,805
Fidelity Series Inflation-Protected Bond Index Fund	389,509,114	80,034,853	126,722,292	--	3,307,804	13,540,092	359,669,571
Fidelity Series International Developed Markets Bond Index Fund	--	82,107,588	171,405	--	(950)	(551,130)	81,384,103
Fidelity Series Long-Term Treasury Bond Index Fund	224,471,798	56,015,784	32,001,584	2,712,696	(4,044,172)	18,019,925	262,461,751
Fidelity Series Total Market Index Fund	2,285,064,615	388,922,790	391,818,033	8,709,180	9,287,316	172,502,656	2,463,959,344
Fidelity Series Treasury Bill Index Fund	616,942,224	149,353,936	189,274,093	175,892	(132,386)	132,386	577,022,067
	$7,538,880,151	$1,767,451,796	$1,254,576,529	$31,742,763	$7,107,054	$258,126,896	$8,316,989,368

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,463,959,344	$2,463,959,344	$--	$--
International Equity Funds	1,660,720,805	1,660,720,805	--	--
Bond Funds	3,615,287,152	3,615,287,152	--	--
Short-Term Funds	577,031,552	577,031,552	--	--
Total Investments in Securities:	$8,316,998,853	$8,316,998,853	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $9,485)	$9,485
Other affiliated issuers (cost $7,051,546,959)	8,316,989,368
Total Investment in Securities (cost $7,051,556,444)		$8,316,998,853
Cash		1
Receivable for investments sold		172,608,606
Receivable for fund shares sold		9,464,816
Distributions receivable from Fidelity Central Funds		1
Total assets		8,499,072,277
Liabilities
Payable for investments purchased	$159,402,500
Payable for fund shares redeemed	22,670,924
Accrued management fee	549,089
Total liabilities		182,622,513
Net Assets		$8,316,449,764
Net Assets consist of:
Paid in capital		$7,044,104,575
Total accumulated earnings (loss)		1,272,345,189
Net Assets		$8,316,449,764
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,324,136,370 ÷ 136,267,229 shares)		$17.06
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,966,692,710 ÷ 291,317,385 shares)		$17.05
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,025,620,684 ÷ 60,165,362 shares)		$17.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$27,150,445
Income from Fidelity Central Funds		3
Total income		27,150,448
Expenses
Management fee	$3,652,443
Independent trustees' fees and expenses	10,517
Total expenses		3,662,960
Net investment income (loss)		23,487,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	7,107,054
Capital gain distributions from underlying funds:
Affiliated issuers	4,592,318
Total net realized gain (loss)		11,699,372
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	258,126,896
Total change in net unrealized appreciation (depreciation)		258,126,896
Net gain (loss)		269,826,268
Net increase (decrease) in net assets resulting from operations		$293,313,756

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,487,488	$94,722,035
Net realized gain (loss)	11,699,372	100,419,318
Change in net unrealized appreciation (depreciation)	258,126,896	1,259,070,736
Net increase (decrease) in net assets resulting from operations	293,313,756	1,454,212,089
Distributions to shareholders	(59,036,447)	(178,384,868)
Share transactions - net increase (decrease)	543,823,487	1,004,637,727
Total increase (decrease) in net assets	778,100,796	2,280,464,948
Net Assets
Beginning of period	7,538,348,968	5,257,884,020
End of period	$8,316,449,764	$7,538,348,968

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.54	$13.41	$16.01	$15.69	$14.70	$13.65
Income from Investment Operations
Net investment income (loss)A	.05	.22	.31	.33	.29	.27
Net realized and unrealized gain (loss)	.59	3.33	(.31)	.36	.99	1.04
Total from investment operations	.64	3.55	–B	.69	1.28	1.31
Distributions from net investment income	(.02)	(.23)	(.30)	(.32)	(.27)	(.25)
Distributions from net realized gain	(.11)	(.19)	(2.30)	(.05)	(.02)	(.01)
Total distributions	(.12)C	(.42)	(2.60)	(.37)	(.29)	(.26)
Net asset value, end of period	$17.06	$16.54	$13.41	$16.01	$15.69	$14.70
Total ReturnD,E	3.89%	26.61%	(1.62)%	4.59%	8.72%	9.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%H	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	.54%H	1.40%	1.92%	2.12%	1.86%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$2,324,136	$3,660,550	$2,544,746	$1,971,676	$1,638,441	$1,295,896
Portfolio turnover rateI	31%H	28%	87%	26%	11%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.54	$13.41	$16.01	$15.69	$14.70	$13.65
Income from Investment Operations
Net investment income (loss)A	.05	.22	.31	.34	.30	.27
Net realized and unrealized gain (loss)	.59	3.33	(.31)	.36	.99	1.05
Total from investment operations	.64	3.55	–B	.70	1.29	1.32
Distributions from net investment income	(.02)	(.23)	(.31)	(.33)	(.28)	(.26)
Distributions from net realized gain	(.11)	(.19)	(2.30)	(.05)	(.02)	(.01)
Total distributions	(.13)	(.42)	(2.60)C	(.38)	(.30)	(.27)
Net asset value, end of period	$17.05	$16.54	$13.41	$16.01	$15.69	$14.70
Total ReturnD,E	3.86%	26.66%	(1.57)%	4.65%	8.77%	9.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.06%	.07%	.05%
Expenses net of all reductions	.08%H	.08%	.08%	.06%	.07%	.05%
Net investment income (loss)	.58%H	1.44%	1.96%	2.18%	1.91%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$4,966,693	$3,331,247	$2,713,138	$2,528,449	$2,304,112	$1,994,180
Portfolio turnover rateI	31%H	28%	87%	26%	11%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$16.54	$14.69
Income from Investment Operations
Net investment income (loss)B	.05	.30
Net realized and unrealized gain (loss)	.59	1.88
Total from investment operations	.64	2.18
Distributions from net investment income	(.02)	(.20)
Distributions from net realized gain	(.11)	(.12)
Total distributions	(.13)	(.33)C
Net asset value, end of period	$17.05	$16.54
Total ReturnD	3.86%	14.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%G
Expenses net of fee waivers, if any	.06%G	.06%G
Expenses net of all reductions	.06%G	.06%G
Net investment income (loss)	.60%G	2.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,025,621	$546,553
Portfolio turnover rateH	31%G	28%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	33.5
Fidelity Series Bond Index Fund	30.4
Fidelity Series Global ex U.S. Index Fund	22.5
Fidelity Series Treasury Bill Index Fund	4.4
Fidelity Series Inflation-Protected Bond Index Fund	3.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	1.4
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.5%
International Equity Funds	22.5%
Bond Funds	34.6%
Inflation-Protected Bond Funds	5.0%
Short-Term Funds	4.4%

Fidelity Freedom® Index 2025 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,036,888,765)	291,114,736	4,308,498,090

International Equity Funds - 22.5%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,381,394,048)	191,810,460	2,902,092,262

Bond Funds - 34.6%
Fidelity Series Bond Index Fund (a)	373,529,332	3,914,587,404
Fidelity Series International Developed Markets Bond Index Fund (a)	12,458,630	122,842,093
Fidelity Series Long-Term Treasury Bond Index Fund (a)	50,104,542	418,873,974
TOTAL BOND FUNDS
(Cost $4,436,359,761)		4,456,303,471

Inflation-Protected Bond Funds - 5.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	17,546,073	173,530,662
Fidelity Series Inflation-Protected Bond Index Fund (a)	41,758,686	466,444,526
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $598,103,320)		639,975,188

Short-Term Funds - 4.4%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $567,899,253)	56,785,990	567,859,896
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,020,645,147)		12,874,728,907
NET OTHER ASSETS (LIABILITIES) - 0.0%		(818,437)
NET ASSETS - 100%		$12,873,910,470

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$174,709,062	$169,627	$--	$(1,220)	$(1,007,553)	$173,530,662
Fidelity Series Bond Index Fund	3,348,904,582	707,879,821	179,101,670	27,643,403	(4,983,114)	41,887,785	3,914,587,404
Fidelity Series Global ex U.S. Index Fund	2,501,416,124	504,647,734	141,207,108	--	3,281,433	33,954,079	2,902,092,262
Fidelity Series Inflation-Protected Bond Index Fund	475,210,437	94,088,538	123,322,204	--	2,734,460	17,733,295	466,444,526
Fidelity Series International Developed Markets Bond Index Fund	--	123,784,265	121,127	--	(829)	(820,216)	122,842,093
Fidelity Series Long-Term Treasury Bond Index Fund	326,294,743	92,976,853	19,584,836	4,037,183	(3,227,342)	22,414,556	418,873,974
Fidelity Series Total Market Index Fund	3,747,228,265	614,297,273	345,848,378	14,369,760	3,319,011	289,501,919	4,308,498,090
Fidelity Series Treasury Bill Index Fund	557,408,970	148,843,957	138,393,031	165,189	(120,820)	120,820	567,859,896
	$10,956,463,121	$2,461,227,503	$947,747,981	$46,215,535	$1,001,579	$403,784,685	$12,874,728,907

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,308,498,090	$4,308,498,090	$--	$--
International Equity Funds	2,902,092,262	2,902,092,262	--	--
Bond Funds	5,096,278,659	5,096,278,659	--	--
Short-Term Funds	567,859,896	567,859,896	--	--
Total Investments in Securities:	$12,874,728,907	$12,874,728,907	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,020,645,147)	$12,874,728,907
Total Investment in Securities (cost $11,020,645,147)		$12,874,728,907
Cash		11,192
Receivable for investments sold		223,220,934
Receivable for fund shares sold		23,493,562
Total assets		13,121,454,595
Liabilities
Payable for investments purchased	$219,441,969
Payable for fund shares redeemed	27,272,527
Accrued management fee	829,629
Total liabilities		247,544,125
Net Assets		$12,873,910,470
Net Assets consist of:
Paid in capital		$11,022,997,237
Total accumulated earnings (loss)		1,850,913,233
Net Assets		$12,873,910,470
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,412,933,403 ÷ 177,800,364 shares)		$19.20
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($7,687,678,745 ÷ 400,417,761 shares)		$19.20
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,773,298,322 ÷ 92,390,899 shares)		$19.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$38,717,976
Expenses
Management fee	$5,392,497
Independent trustees' fees and expenses	15,371
Total expenses		5,407,868
Net investment income (loss)		33,310,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,001,579
Capital gain distributions from underlying funds:
Affiliated issuers	7,497,559
Total net realized gain (loss)		8,499,138
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	403,784,685
Total change in net unrealized appreciation (depreciation)		403,784,685
Net gain (loss)		412,283,823
Net increase (decrease) in net assets resulting from operations		$445,593,931

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,310,108	$132,013,268
Net realized gain (loss)	8,499,138	95,502,123
Change in net unrealized appreciation (depreciation)	403,784,685	1,893,692,603
Net increase (decrease) in net assets resulting from operations	445,593,931	2,121,207,994
Distributions to shareholders	(59,397,165)	(226,997,470)
Share transactions - net increase (decrease)	1,532,018,698	2,651,196,550
Total increase (decrease) in net assets	1,918,215,464	4,545,407,074
Net Assets
Beginning of period	10,955,695,006	6,410,287,932
End of period	$12,873,910,470	$10,955,695,006

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.52	$14.57	$17.05	$16.67	$15.50	$14.27
Income from Investment Operations
Net investment income (loss)A	.05	.25	.33	.36	.31	.29
Net realized and unrealized gain (loss)	.72	4.13	(.54)	.38	1.17	1.22
Total from investment operations	.77	4.38	(.21)	.74	1.48	1.51
Distributions from net investment income	(.02)	(.25)	(.31)	(.34)	(.29)	(.27)
Distributions from net realized gain	(.08)	(.18)	(1.96)	(.03)	(.02)	(.01)
Total distributions	(.09)B	(.43)	(2.27)	(.36)B	(.31)	(.28)
Net asset value, end of period	$19.20	$18.52	$14.57	$17.05	$16.67	$15.50
Total ReturnC,D	4.17%	30.27%	(2.75)%	4.64%	9.53%	10.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%G	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	.51%G	1.46%	1.93%	2.13%	1.91%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$3,412,933	$5,538,556	$3,443,936	$2,382,206	$1,761,022	$1,227,802
Portfolio turnover rateH	16%G	26%	82%	19%	9%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.53	$14.57	$17.05	$16.67	$15.50	$14.27
Income from Investment Operations
Net investment income (loss)A	.05	.26	.34	.37	.32	.30
Net realized and unrealized gain (loss)	.72	4.14	(.54)	.38	1.17	1.22
Total from investment operations	.77	4.40	(.20)	.75	1.49	1.52
Distributions from net investment income	(.02)	(.26)	(.32)	(.34)	(.30)	(.28)
Distributions from net realized gain	(.08)	(.18)	(1.96)	(.03)	(.02)	(.01)
Total distributions	(.10)	(.44)	(2.28)	(.37)	(.32)	(.29)
Net asset value, end of period	$19.20	$18.53	$14.57	$17.05	$16.67	$15.50
Total ReturnB,C	4.15%	30.37%	(2.71)%	4.70%	9.58%	10.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%F	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%F	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	.55%F	1.50%	1.97%	2.19%	1.96%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$7,687,679	$4,504,542	$2,966,352	$2,380,799	$1,856,410	$1,456,538
Portfolio turnover rateG	16%F	26%	82%	19%	9%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$18.52	$16.14
Income from Investment Operations
Net investment income (loss)B	.06	.35
Net realized and unrealized gain (loss)	.71	2.38
Total from investment operations	.77	2.73
Distributions from net investment income	(.02)	(.23)
Distributions from net realized gain	(.08)	(.12)
Total distributions	(.10)	(.35)
Net asset value, end of period	$19.19	$18.52
Total ReturnC	4.15%	16.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F	.06%F
Expenses net of fee waivers, if any	.06%F	.06%F
Expenses net of all reductions	.06%F	.06%F
Net investment income (loss)	.57%F	2.53%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,773,298	$912,597
Portfolio turnover rateG	16%F	26%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	37.4
Fidelity Series Bond Index Fund	27.8
Fidelity Series Global ex U.S. Index Fund	25.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series Inflation-Protected Bond Index Fund	3.0
Fidelity Series Treasury Bill Index Fund	1.8
Fidelity Series International Developed Markets Bond Index Fund	1.0
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	0.5
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.4%
International Equity Funds	25.2%
Bond Funds	32.1%
Inflation-Protected Bond Funds	3.5%
Short-Term Funds	1.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2030 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $4,170,993,367)	397,643,616	5,885,125,523

International Equity Funds - 25.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $3,272,860,173)	262,179,722	3,966,779,199

Bond Funds - 32.1%
Fidelity Series Bond Index Fund (a)	417,020,355	4,370,373,316
Fidelity Series International Developed Markets Bond Index Fund (a)	15,239,900	150,265,414
Fidelity Series Long-Term Treasury Bond Index Fund (a)	62,999,813	526,678,435
TOTAL BOND FUNDS
(Cost $5,034,514,088)		5,047,317,165

Inflation-Protected Bond Funds - 3.5%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	8,167,777	80,779,310
Fidelity Series Inflation-Protected Bond Index Fund (a)	42,570,994	475,518,007
TOTAL INFLATION-PROTECTED BOND FUNDS
(Cost $516,887,141)		556,297,317

Short-Term Funds - 1.8%
Fidelity Cash Central Fund 0.06% (b)	16,106	16,109
Fidelity Series Treasury Bill Index Fund (a)	28,325,640	283,256,403
TOTAL SHORT-TERM FUNDS
(Cost $283,340,743)		283,272,512
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,278,595,512)		15,738,791,716
NET OTHER ASSETS (LIABILITIES) - 0.0%		(975,810)
NET ASSETS - 100%		$15,737,815,906

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$16,109	$--	$--	$4	$--	$--	$16,109	0.0%
Total	$16,109	$--	$--	$4	$--	$--	$16,109

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$81,246,034	$19,792	$--	$(97)	$(446,835)	$80,779,310
Fidelity Series Bond Index Fund	3,610,297,232	904,639,977	184,036,389	30,428,571	(4,379,945)	43,852,441	4,370,373,316
Fidelity Series Global ex U.S. Index Fund	3,374,575,088	718,969,199	175,193,118	--	3,752,475	44,675,555	3,966,779,199
Fidelity Series Inflation-Protected Bond Index Fund	469,012,165	105,297,541	119,206,573	--	2,316,727	18,098,147	475,518,007
Fidelity Series International Developed Markets Bond Index Fund	--	151,340,009	37,316	--	(184)	(1,037,095)	150,265,414
Fidelity Series Long-Term Treasury Bond Index Fund	389,408,709	136,533,312	22,016,105	4,899,478	(3,544,072)	26,296,591	526,678,435
Fidelity Series Total Market Index Fund	5,056,994,345	886,851,610	454,978,508	19,387,218	3,585,377	392,672,699	5,885,125,523
Fidelity Series Treasury Bill Index Fund	172,371,179	130,721,608	19,836,384	63,929	(17,515)	17,515	283,256,403
	$13,072,658,718	$3,115,599,290	$975,324,185	$54,779,196	$1,712,766	$524,129,018	$15,738,775,607

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,885,125,523	$5,885,125,523	$--	$--
International Equity Funds	3,966,779,199	3,966,779,199	--	--
Bond Funds	5,603,614,482	5,603,614,482	--	--
Short-Term Funds	283,272,512	283,272,512	--	--
Total Investments in Securities:	$15,738,791,716	$15,738,791,716	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $16,109)	$16,109
Other affiliated issuers (cost $13,278,579,403)	15,738,775,607
Total Investment in Securities (cost $13,278,595,512)		$15,738,791,716
Cash		5
Receivable for investments sold		178,852,385
Receivable for fund shares sold		30,996,110
Distributions receivable from Fidelity Central Funds		1
Other receivables		8,733
Total assets		15,948,648,950
Liabilities
Payable for investments purchased	$169,493,818
Payable for fund shares redeemed	40,354,678
Accrued management fee	975,811
Other payables and accrued expenses	8,737
Total liabilities		210,833,044
Net Assets		$15,737,815,906
Net Assets consist of:
Paid in capital		$13,276,633,260
Total accumulated earnings (loss)		2,461,182,646
Net Assets		$15,737,815,906
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,629,964,842 ÷ 179,545,888 shares)		$20.22
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($9,880,393,582 ÷ 488,671,865 shares)		$20.22
Premier Class:
Net Asset Value, offering price and redemption price per share ($2,227,457,482 ÷ 110,187,196 shares)		$20.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$44,762,934
Income from Fidelity Central Funds		4
Total income		44,762,938
Expenses
Management fee	$6,395,683
Independent trustees' fees and expenses	18,520
Total expenses before reductions	6,414,203
Expense reductions	(2)
Total expenses after reductions		6,414,201
Net investment income (loss)		38,348,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,712,766
Capital gain distributions from underlying funds:
Affiliated issuers	10,016,262
Total net realized gain (loss)		11,729,028
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	524,129,018
Total change in net unrealized appreciation (depreciation)		524,129,018
Net gain (loss)		535,858,046
Net increase (decrease) in net assets resulting from operations		$574,206,783

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,348,737	$163,704,383
Net realized gain (loss)	11,729,028	109,348,941
Change in net unrealized appreciation (depreciation)	524,129,018	2,603,399,307
Net increase (decrease) in net assets resulting from operations	574,206,783	2,876,452,631
Distributions to shareholders	(69,603,072)	(273,862,053)
Share transactions - net increase (decrease)	2,161,426,632	2,974,151,980
Total increase (decrease) in net assets	2,666,030,343	5,576,742,558
Net Assets
Beginning of period	13,071,785,563	7,495,043,005
End of period	$15,737,815,906	$13,071,785,563

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$14.73	$17.99	$17.57	$16.07	$14.49
Income from Investment Operations
Net investment income (loss)A	.05	.27	.34	.38	.33	.31
Net realized and unrealized gain (loss)	.81	4.91	(.74)	.41	1.50	1.57
Total from investment operations	.86	5.18	(.40)	.79	1.83	1.88
Distributions from net investment income	(.01)	(.27)	(.33)	(.36)	(.31)	(.29)
Distributions from net realized gain	(.08)	(.19)	(2.53)	(.01)	(.01)	(.01)
Total distributions	(.09)	(.46)	(2.86)	(.37)	(.33)B	(.30)
Net asset value, end of period	$20.22	$19.45	$14.73	$17.99	$17.57	$16.07
Total ReturnC,D	4.44%	35.36%	(4.38)%	4.71%	11.35%	13.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%G	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	.48%G	1.52%	1.92%	2.14%	1.92%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$3,629,965	$6,036,702	$3,610,892	$2,500,479	$1,856,566	$1,333,880
Portfolio turnover rateH	13%G	26%	85%	14%	9%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$14.73	$18.00	$17.57	$16.07	$14.49
Income from Investment Operations
Net investment income (loss)A	.05	.28	.35	.39	.34	.32
Net realized and unrealized gain (loss)	.82	4.90	(.75)	.42	1.49	1.57
Total from investment operations	.87	5.18	(.40)	.81	1.83	1.89
Distributions from net investment income	(.02)	(.27)	(.34)	(.37)	(.32)	(.30)
Distributions from net realized gain	(.08)	(.19)	(2.53)	(.01)	(.01)	(.01)
Total distributions	(.10)	(.46)	(2.87)	(.38)	(.33)	(.31)
Net asset value, end of period	$20.22	$19.45	$14.73	$18.00	$17.57	$16.07
Total ReturnB,C	4.48%	35.41%	(4.40)%	4.82%	11.39%	13.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%F	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%F	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	.52%F	1.56%	1.96%	2.20%	1.97%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$9,880,394	$5,916,521	$3,884,151	$3,269,588	$2,642,936	$2,025,502
Portfolio turnover rateG	13%F	26%	85%	14%	9%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$16.56
Income from Investment Operations
Net investment income (loss)B	.06	.39
Net realized and unrealized gain (loss)	.81	2.88
Total from investment operations	.87	3.27
Distributions from net investment income	(.02)	(.26)
Distributions from net realized gain	(.08)	(.12)
Total distributions	(.10)	(.38)
Net asset value, end of period	$20.22	$19.45
Total ReturnC,D	4.49%	19.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%G
Expenses net of fee waivers, if any	.06%G	.06%G
Expenses net of all reductions	.06%G	.06%G
Net investment income (loss)	.54%G	2.66%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,227,457	$1,118,562
Portfolio turnover rateH	13%G	26%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	46.9
Fidelity Series Global ex U.S. Index Fund	31.6
Fidelity Series Bond Index Fund	17.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series International Developed Markets Bond Index Fund	0.6
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.9%
International Equity Funds	31.6%
Bond Funds	21.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2035 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.9%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $4,562,121,600)	419,312,550	6,205,825,743

International Equity Funds - 31.6%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $3,553,337,181)	276,536,848	4,184,002,503

Bond Funds - 21.5%
Fidelity Series Bond Index Fund (a)	221,728,851	2,323,718,362
Fidelity Series International Developed Markets Bond Index Fund (a)	7,806,926	76,976,288
Fidelity Series Long-Term Treasury Bond Index Fund (a)	54,182,311	452,964,123
TOTAL BOND FUNDS
(Cost $2,871,245,902)		2,853,658,773

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $13,418)	13,415	13,418
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,986,718,101)		13,243,500,437
NET OTHER ASSETS (LIABILITIES) - 0.0%		(783,067)
NET ASSETS - 100%		$13,242,717,370

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$338,323	$324,905	$3	$--	$--	$13,418	0.0%
Total	$--	$338,323	$324,905	$3	$--	$--	$13,418

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$1,827,171,741	$596,570,754	$119,670,164	$16,013,573	$(3,617,921)	$23,263,952	$2,323,718,362
Fidelity Series Global ex U.S. Index Fund	3,398,992,258	882,772,629	141,910,208	--	2,124,901	42,022,923	4,184,002,503
Fidelity Series International Developed Markets Bond Index Fund	--	77,528,622	20,939	--	(197)	(531,198)	76,976,288
Fidelity Series Long-Term Treasury Bond Index Fund	318,148,480	131,908,194	15,359,737	4,085,942	(2,606,701)	20,873,887	452,964,123
Fidelity Series Total Market Index Fund	5,101,952,389	1,083,711,727	380,307,449	19,625,052	1,484,865	398,984,211	6,205,825,743
	$10,646,264,868	$2,772,491,926	$657,268,497	$39,724,567	$(2,615,053)	$484,613,775	$13,243,487,019

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$6,205,825,743	$6,205,825,743	$--	$--
International Equity Funds	4,184,002,503	4,184,002,503	--	--
Bond Funds	2,853,658,773	2,853,658,773	--	--
Short-Term Funds	13,418	13,418	--	--
Total Investments in Securities:	$13,243,500,437	$13,243,500,437	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $13,418)	$13,418
Other affiliated issuers (cost $10,986,704,683)	13,243,487,019
Total Investment in Securities (cost $10,986,718,101)		$13,243,500,437
Cash		2
Receivable for investments sold		79,399,778
Receivable for fund shares sold		36,547,100
Distributions receivable from Fidelity Central Funds		1
Total assets		13,359,447,318
Liabilities
Payable for investments purchased	$80,147,858
Payable for fund shares redeemed	35,799,020
Accrued management fee	783,070
Total liabilities		116,729,948
Net Assets		$13,242,717,370
Net Assets consist of:
Paid in capital		$10,994,408,009
Total accumulated earnings (loss)		2,248,309,361
Net Assets		$13,242,717,370
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,927,992,717 ÷ 130,488,346 shares)		$22.44
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($8,147,417,324 ÷ 363,015,578 shares)		$22.44
Premier Class:
Net Asset Value, offering price and redemption price per share ($2,167,307,329 ÷ 96,560,645 shares)		$22.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$29,666,363
Income from Fidelity Central Funds		3
Total income		29,666,366
Expenses
Management fee	$5,261,467
Independent trustees' fees and expenses	15,251
Total expenses		5,276,718
Net investment income (loss)		24,389,648
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,615,053)
Capital gain distributions from underlying funds:
Affiliated issuers	10,058,204
Total net realized gain (loss)		7,443,151
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	484,613,775
Total change in net unrealized appreciation (depreciation)		484,613,775
Net gain (loss)		492,056,926
Net increase (decrease) in net assets resulting from operations		$516,446,574

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,389,648	$130,045,024
Net realized gain (loss)	7,443,151	58,444,966
Change in net unrealized appreciation (depreciation)	484,613,775	2,454,188,965
Net increase (decrease) in net assets resulting from operations	516,446,574	2,642,678,955
Distributions to shareholders	(41,574,273)	(192,547,604)
Share transactions - net increase (decrease)	2,122,265,539	2,838,397,595
Total increase (decrease) in net assets	2,597,137,840	5,288,528,946
Net Assets
Beginning of period	10,645,579,530	5,357,050,584
End of period	$13,242,717,370	$10,645,579,530

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.45	$15.20	$19.07	$18.63	$16.79	$14.91
Income from Investment Operations
Net investment income (loss)A	.04	.30	.36	.39	.34	.32
Net realized and unrealized gain (loss)	1.02	6.40	(1.26)	.43	1.84	1.87
Total from investment operations	1.06	6.70	(.90)	.82	2.18	2.19
Distributions from net investment income	(.01)	(.29)	(.33)	(.37)	(.32)	(.30)
Distributions from net realized gain	(.07)	(.16)	(2.64)	(.01)	(.02)	(.01)
Total distributions	(.07)B	(.45)	(2.97)	(.38)	(.34)	(.31)
Net asset value, end of period	$22.44	$21.45	$15.20	$19.07	$18.63	$16.79
Total ReturnC,D	4.96%	44.28%	(7.39)%	4.63%	12.96%	14.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%G	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	.36%G	1.56%	1.87%	2.08%	1.89%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,927,993	$5,124,327	$2,844,302	$2,003,135	$1,390,826	$936,458
Portfolio turnover rateH	11%G	24%	80%	10%	7%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.46	$15.21	$19.08	$18.64	$16.80	$14.92
Income from Investment Operations
Net investment income (loss)A	.05	.31	.37	.40	.35	.33
Net realized and unrealized gain (loss)	1.01	6.39	(1.26)	.43	1.84	1.87
Total from investment operations	1.06	6.70	(.89)	.83	2.19	2.20
Distributions from net investment income	(.01)	(.30)	(.34)	(.38)	(.33)	(.31)
Distributions from net realized gain	(.07)	(.16)	(2.64)	(.01)	(.02)	(.01)
Total distributions	(.08)	(.45)B	(2.98)	(.39)	(.35)	(.32)
Net asset value, end of period	$22.44	$21.46	$15.21	$19.08	$18.64	$16.80
Total ReturnC,D	4.95%	44.31%	(7.33)%	4.69%	13.00%	14.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%G	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	.40%G	1.60%	1.92%	2.14%	1.94%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$8,147,417	$4,357,280	$2,512,748	$2,015,039	$1,522,603	$1,130,096
Portfolio turnover rateH	11%G	24%	80%	10%	7%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$21.46	$17.48
Income from Investment Operations
Net investment income (loss)B	.05	.45
Net realized and unrealized gain (loss)	1.02	3.92
Total from investment operations	1.07	4.37
Distributions from net investment income	(.01)	(.29)
Distributions from net realized gain	(.07)	(.10)
Total distributions	(.08)	(.39)
Net asset value, end of period	$22.45	$21.46
Total ReturnC,D	5.00%	25.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%G
Expenses net of fee waivers, if any	.06%G	.06%G
Expenses net of all reductions	.06%G	.06%G
Net investment income (loss)	.42%G	2.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,167,307	$1,163,973
Portfolio turnover rateH	11%G	24%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	53.7
Fidelity Series Global ex U.S. Index Fund	36.2
Fidelity Series Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.7%
International Equity Funds	36.2%
Bond Funds	10.1%

Fidelity Freedom® Index 2040 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $5,221,699,441)	476,590,506	7,053,539,481

International Equity Funds - 36.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $4,049,465,436)	314,286,428	4,755,153,661

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	81,706,428	856,283,367
Fidelity Series International Developed Markets Bond Index Fund (a)	2,516,521	24,812,898
Fidelity Series Long-Term Treasury Bond Index Fund (a)	53,827,251	449,995,815
TOTAL BOND FUNDS
(Cost $1,346,433,429)		1,331,092,080
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,617,598,306)		13,139,785,222
NET OTHER ASSETS (LIABILITIES) - 0.0%		(721,361)
NET ASSETS - 100%		$13,139,063,861

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$744,967,329	$189,309,943	$86,323,963	$6,308,941	$(2,207,072)	$10,537,130	$856,283,367
Fidelity Series Global ex U.S. Index Fund	3,829,149,093	1,021,127,960	143,142,996	--	1,888,974	46,130,630	4,755,153,661
Fidelity Series International Developed Markets Bond Index Fund	--	24,959,632	1,181	--	(8)	(145,545)	24,812,898
Fidelity Series Long-Term Treasury Bond Index Fund	318,067,824	131,559,920	17,985,195	4,067,375	(2,952,306)	21,305,572	449,995,815
Fidelity Series Total Market Index Fund	5,748,444,670	1,164,834,266	309,065,743	22,027,913	(276,682)	449,602,970	7,053,539,481
	$10,640,628,916	$2,531,791,721	$556,519,078	$32,404,229	$(3,547,094)	$527,430,757	$13,139,785,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$7,053,539,481	$7,053,539,481	$--	$--
International Equity Funds	4,755,153,661	4,755,153,661	--	--
Bond Funds	1,331,092,080	1,331,092,080	--	--
Total Investments in Securities:	$13,139,785,222	$13,139,785,222	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,617,598,306)	$13,139,785,222
Total Investment in Securities (cost $10,617,598,306)		$13,139,785,222
Cash		14,326
Receivable for investments sold		58,866,570
Receivable for fund shares sold		38,323,592
Total assets		13,236,989,710
Liabilities
Payable for investments purchased	$50,727,128
Payable for fund shares redeemed	46,463,034
Accrued management fee	735,687
Total liabilities		97,925,849
Net Assets		$13,139,063,861
Net Assets consist of:
Paid in capital		$10,628,924,356
Total accumulated earnings (loss)		2,510,139,505
Net Assets		$13,139,063,861
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,432,823,143 ÷ 106,839,183 shares)		$22.77
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($8,436,740,172 ÷ 370,627,088 shares)		$22.76
Premier Class:
Net Asset Value, offering price and redemption price per share ($2,269,500,546 ÷ 99,732,266 shares)		$22.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,145,606
Expenses
Management fee	$5,105,194
Independent trustees' fees and expenses	15,232
Total expenses		5,120,426
Net investment income (loss)		16,025,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,547,094)
Capital gain distributions from underlying funds:
Affiliated issuers	11,258,623
Total net realized gain (loss)		7,711,529
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	527,430,757
Total change in net unrealized appreciation (depreciation)		527,430,757
Net gain (loss)		535,142,286
Net increase (decrease) in net assets resulting from operations		$551,167,466

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,025,180	$130,725,495
Net realized gain (loss)	7,711,529	46,511,100
Change in net unrealized appreciation (depreciation)	527,430,757	2,758,413,900
Net increase (decrease) in net assets resulting from operations	551,167,466	2,935,650,495
Distributions to shareholders	(36,831,630)	(181,073,323)
Share transactions - net increase (decrease)	1,984,746,056	2,618,792,682
Total increase (decrease) in net assets	2,499,081,892	5,373,369,854
Net Assets
Beginning of period	10,639,981,969	5,266,612,115
End of period	$13,139,063,861	$10,639,981,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.68	$14.77	$19.19	$18.77	$16.90	$15.00
Income from Investment Operations
Net investment income (loss)A	.03	.30	.35	.39	.34	.32
Net realized and unrealized gain (loss)	1.12	7.03	(1.43)	.42	1.87	1.90
Total from investment operations	1.15	7.33	(1.08)	.81	2.21	2.22
Distributions from net investment income	–	(.29)	(.33)	(.38)	(.33)	(.31)
Distributions from net realized gain	(.06)	(.12)	(3.00)	(.01)	(.02)	(.01)
Total distributions	(.06)	(.42)B	(3.34)B	(.39)	(.34)B	(.32)
Net asset value, end of period	$22.77	$21.68	$14.77	$19.19	$18.77	$16.90
Total ReturnC,D	5.32%	49.86%	(8.93)%	4.56%	13.08%	14.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%G	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	.23%G	1.56%	1.82%	2.06%	1.87%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,432,823	$4,532,047	$2,405,077	$1,731,927	$1,281,722	$900,067
Portfolio turnover rateH	9%G	20%	78%	10%	6%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.68	$14.77	$19.19	$18.77	$16.89	$15.00
Income from Investment Operations
Net investment income (loss)A	.03	.31	.36	.40	.35	.33
Net realized and unrealized gain (loss)	1.12	7.02	(1.43)	.42	1.88	1.89
Total from investment operations	1.15	7.33	(1.07)	.82	2.23	2.22
Distributions from net investment income	(.01)	(.30)	(.34)	(.39)	(.34)	(.32)
Distributions from net realized gain	(.07)	(.12)	(3.00)	(.01)	(.02)	(.01)
Total distributions	(.07)B	(.42)	(3.35)B	(.40)	(.35)B	(.33)
Net asset value, end of period	$22.76	$21.68	$14.77	$19.19	$18.77	$16.89
Total ReturnC,D	5.32%	49.89%	(8.89)%	4.61%	13.20%	14.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%G	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	.27%G	1.60%	1.86%	2.12%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$8,436,740	$4,910,687	$2,861,535	$2,404,340	$1,929,498	$1,438,010
Portfolio turnover rateH	9%G	20%	78%	10%	6%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$21.67	$17.16
Income from Investment Operations
Net investment income (loss)B	.03	.47
Net realized and unrealized gain (loss)	1.13	4.40
Total from investment operations	1.16	4.87
Distributions from net investment income	(.01)	(.30)
Distributions from net realized gain	(.07)	(.07)
Total distributions	(.07)C	(.36)C
Net asset value, end of period	$22.76	$21.67
Total ReturnD,E	5.37%	28.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%H
Expenses net of fee waivers, if any	.06%H	.06%H
Expenses net of all reductions	.06%H	.06%H
Net investment income (loss)	.28%H	2.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,269,501	$1,197,248
Portfolio turnover rateI	9%H	20%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	53.7
Fidelity Series Global ex U.S. Index Fund	36.2
Fidelity Series Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.7%
International Equity Funds	36.2%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2045 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $4,140,973,871)	372,090,611	5,506,941,039

International Equity Funds - 36.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $3,197,533,755)	245,377,111	3,712,555,693

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	63,792,661	668,547,088
Fidelity Series International Developed Markets Bond Index Fund (a)	1,964,372	19,368,709
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,025,080	351,329,666
TOTAL BOND FUNDS
(Cost $1,053,864,975)		1,039,245,463

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $9,881)	9,879	9,881
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,392,382,482)		10,258,752,076
NET OTHER ASSETS (LIABILITIES) - 0.0%		(574,237)
NET ASSETS - 100%		$10,258,177,839

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$537,193	$527,312	$2	$--	$--	$9,881	0.0%
Total	$--	$537,193	$527,312	$2	$--	$--	$9,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$570,712,086	$158,685,577	$67,198,306	$4,893,183	$(1,828,754)	$8,176,485	$668,547,088
Fidelity Series Global ex U.S. Index Fund	2,933,486,882	849,496,134	105,755,440	--	1,267,812	34,060,305	3,712,555,693
Fidelity Series International Developed Markets Bond Index Fund	--	19,487,349	4,879	--	(29)	(113,732)	19,368,709
Fidelity Series Long-Term Treasury Bond Index Fund	243,668,601	107,979,490	14,402,629	3,152,969	(2,119,835)	16,204,039	351,329,666
Fidelity Series Total Market Index Fund	4,403,845,781	998,296,742	240,866,687	16,955,099	(689,785)	346,354,988	5,506,941,039
	$8,151,713,350	$2,133,945,292	$428,227,941	$25,001,251	$(3,370,591)	$404,682,085	$10,258,742,195

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,506,941,039	$5,506,941,039	$--	$--
International Equity Funds	3,712,555,693	3,712,555,693	--	--
Bond Funds	1,039,245,463	1,039,245,463	--	--
Short-Term Funds	9,881	9,881	--	--
Total Investments in Securities:	$10,258,752,076	$10,258,752,076	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $9,881)	$9,881
Other affiliated issuers (cost $8,392,372,601)	10,258,742,195
Total Investment in Securities (cost $8,392,382,482)		$10,258,752,076
Cash		3
Receivable for investments sold		49,736,205
Receivable for fund shares sold		29,883,029
Distributions receivable from Fidelity Central Funds		1
Total assets		10,338,371,314
Liabilities
Payable for investments purchased	$32,351,749
Payable for fund shares redeemed	47,267,486
Accrued management fee	574,240
Total liabilities		80,193,475
Net Assets		$10,258,177,839
Net Assets consist of:
Paid in capital		$8,401,647,050
Total accumulated earnings (loss)		1,856,530,789
Net Assets		$10,258,177,839
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,890,242,797 ÷ 80,008,086 shares)		$23.63
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($6,382,642,121 ÷ 270,066,488 shares)		$23.63
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,985,292,921 ÷ 84,010,041 shares)		$23.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,335,374
Income from Fidelity Central Funds		2
Total income		16,335,376
Expenses
Management fee	$3,957,682
Independent trustees' fees and expenses	11,729
Total expenses		3,969,411
Net investment income (loss)		12,365,965
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,370,591)
Capital gain distributions from underlying funds:
Affiliated issuers	8,665,877
Total net realized gain (loss)		5,295,286
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	404,682,085
Total change in net unrealized appreciation (depreciation)		404,682,085
Net gain (loss)		409,977,371
Net increase (decrease) in net assets resulting from operations		$422,343,336

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,365,965	$96,633,547
Net realized gain (loss)	5,295,286	27,506,354
Change in net unrealized appreciation (depreciation)	404,682,085	2,007,001,848
Net increase (decrease) in net assets resulting from operations	422,343,336	2,131,141,749
Distributions to shareholders	(25,587,688)	(131,346,090)
Share transactions - net increase (decrease)	1,710,206,891	2,450,965,587
Total increase (decrease) in net assets	2,106,962,539	4,450,761,246
Net Assets
Beginning of period	8,151,215,300	3,700,454,054
End of period	$10,258,177,839	$8,151,215,300

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.49	$15.31	$19.33	$18.91	$17.04	$15.13
Income from Investment Operations
Net investment income (loss)A	.03	.31	.36	.39	.35	.33
Net realized and unrealized gain (loss)	1.17	7.29	(1.56)	.43	1.88	1.90
Total from investment operations	1.20	7.60	(1.20)	.82	2.23	2.23
Distributions from net investment income	–	(.30)	(.33)	(.38)	(.33)	(.31)
Distributions from net realized gain	(.06)	(.12)	(2.49)	(.02)	(.03)	(.01)
Total distributions	(.06)	(.42)	(2.82)	(.40)	(.36)	(.32)
Net asset value, end of period	$23.63	$22.49	$15.31	$19.33	$18.91	$17.04
Total ReturnB,C	5.34%	49.89%	(8.96)%	4.58%	13.08%	14.87%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%F	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%F	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%F	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	.22%F	1.55%	1.85%	2.06%	1.89%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,890,243	$3,625,141	$1,810,294	$1,244,020	$872,779	$583,893
Portfolio turnover rateG	9%F	20%	77%	10%	6%	15%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.50	$15.32	$19.33	$18.92	$17.04	$15.13
Income from Investment Operations
Net investment income (loss)A	.03	.31	.37	.40	.36	.34
Net realized and unrealized gain (loss)	1.17	7.30	(1.55)	.42	1.89	1.90
Total from investment operations	1.20	7.61	(1.18)	.82	2.25	2.24
Distributions from net investment income	(.01)	(.31)	(.34)	(.39)	(.34)	(.32)
Distributions from net realized gain	(.06)	(.12)	(2.49)	(.02)	(.03)	(.01)
Total distributions	(.07)	(.43)	(2.83)	(.41)	(.37)	(.33)
Net asset value, end of period	$23.63	$22.50	$15.32	$19.33	$18.92	$17.04
Total ReturnB,C	5.33%	49.89%	(8.88)%	4.58%	13.20%	14.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%F	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%F	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%F	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	.26%F	1.59%	1.89%	2.11%	1.94%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$6,382,642	$3,397,662	$1,890,160	$1,446,055	$1,062,443	$743,645
Portfolio turnover rateG	9%F	20%	77%	10%	6%	15%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$22.50	$17.81
Income from Investment Operations
Net investment income (loss)B	.03	.49
Net realized and unrealized gain (loss)	1.17	4.57
Total from investment operations	1.20	5.06
Distributions from net investment income	(.01)	(.31)
Distributions from net realized gain	(.06)	(.07)
Total distributions	(.07)	(.37)C
Net asset value, end of period	$23.63	$22.50
Total ReturnD,E	5.33%	28.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%H
Expenses net of fee waivers, if any	.06%H	.06%H
Expenses net of all reductions	.06%H	.06%H
Net investment income (loss)	.28%H	2.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,985,293	$1,128,413
Portfolio turnover rateI	9%H	20%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	53.7
Fidelity Series Global ex U.S. Index Fund	36.2
Fidelity Series Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.7%
International Equity Funds	36.2%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2050 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $3,734,596,360)	335,790,293	4,969,696,343

International Equity Funds - 36.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,881,119,130)	221,438,206	3,350,360,055

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	57,568,851	603,321,559
Fidelity Series International Developed Markets Bond Index Fund (a)	1,772,755	17,479,364
Fidelity Series Long-Term Treasury Bond Index Fund (a)	37,925,066	317,053,549
TOTAL BOND FUNDS
(Cost $951,449,308)		937,854,472

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $8,801)	8,799	8,801
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,567,173,599)		9,257,919,671
NET OTHER ASSETS (LIABILITIES) - 0.0%		(514,650)
NET ASSETS - 100%		$9,257,405,021

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$5,026,964	$5,018,163	$6	$--	$--	$8,801	0.0%
Total	$--	$5,026,964	$5,018,163	$6	$--	$--	$8,801

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$514,007,640	$143,107,553	$59,432,136	$4,391,571	$(1,586,745)	$7,225,247	$603,321,559
Fidelity Series Global ex U.S. Index Fund	2,642,024,053	767,219,617	89,985,076	--	1,056,778	30,044,683	3,350,360,055
Fidelity Series International Developed Markets Bond Index Fund	--	17,583,516	1,523	--	(15)	(102,614)	17,479,364
Fidelity Series Long-Term Treasury Bond Index Fund	219,458,170	97,372,516	12,332,093	2,829,396	(1,873,154)	14,428,110	317,053,549
Fidelity Series Total Market Index Fund	3,966,292,981	898,930,679	204,574,539	15,196,099	(590,533)	309,637,755	4,969,696,343
	$7,341,782,844	$1,924,213,881	$366,325,367	$22,417,066	$(2,993,669)	$361,233,181	$9,257,910,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,969,696,343	$4,969,696,343	$--	$--
International Equity Funds	3,350,360,055	3,350,360,055	--	--
Bond Funds	937,854,472	937,854,472	--	--
Short-Term Funds	8,801	8,801	--	--
Total Investments in Securities:	$9,257,919,671	$9,257,919,671	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $8,801)	$8,801
Other affiliated issuers (cost $7,567,164,798)	9,257,910,870
Total Investment in Securities (cost $7,567,173,599)		$9,257,919,671
Cash		2
Receivable for investments sold		43,734,261
Receivable for fund shares sold		29,866,313
Total assets		9,331,520,247
Liabilities
Payable for investments purchased	$29,809,161
Payable for fund shares redeemed	43,791,414
Accrued management fee	514,651
Total liabilities		74,115,226
Net Assets		$9,257,405,021
Net Assets consist of:
Paid in capital		$7,578,324,271
Total accumulated earnings (loss)		1,679,080,750
Net Assets		$9,257,405,021
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,624,355,387 ÷ 68,613,453 shares)		$23.67
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($5,785,688,324 ÷ 244,437,750 shares)		$23.67
Premier Class:
Net Asset Value, offering price and redemption price per share ($1,847,361,310 ÷ 78,059,276 shares)		$23.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,650,234
Income from Fidelity Central Funds		6
Total income		14,650,240
Expenses
Management fee	$3,519,226
Independent trustees' fees and expenses	10,537
Total expenses		3,529,763
Net investment income (loss)		11,120,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,993,669)
Capital gain distributions from underlying funds:
Affiliated issuers	7,766,832
Total net realized gain (loss)		4,773,163
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	361,233,181
Total change in net unrealized appreciation (depreciation)		361,233,181
Net gain (loss)		366,006,344
Net increase (decrease) in net assets resulting from operations		$377,126,821

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,120,477	$87,879,375
Net realized gain (loss)	4,773,163	24,386,295
Change in net unrealized appreciation (depreciation)	361,233,181	1,823,474,504
Net increase (decrease) in net assets resulting from operations	377,126,821	1,935,740,174
Distributions to shareholders	(24,799,716)	(119,656,404)
Share transactions - net increase (decrease)	1,563,740,024	2,185,062,073
Total increase (decrease) in net assets	1,916,067,129	4,001,145,843
Net Assets
Beginning of period	7,341,337,892	3,340,192,049
End of period	$9,257,405,021	$7,341,337,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.54	$15.34	$19.41	$19.00	$17.14	$15.24
Income from Investment Operations
Net investment income (loss)A	.03	.31	.36	.39	.35	.33
Net realized and unrealized gain (loss)	1.16	7.31	(1.55)	.42	1.90	1.91
Total from investment operations	1.19	7.62	(1.19)	.81	2.25	2.24
Distributions from net investment income	–	(.30)	(.34)	(.38)	(.33)	(.33)
Distributions from net realized gain	(.06)	(.12)	(2.54)	(.02)	(.06)	(.01)
Total distributions	(.06)	(.42)	(2.88)	(.40)	(.39)	(.34)
Net asset value, end of period	$23.67	$22.54	$15.34	$19.41	$19.00	$17.14
Total ReturnB,C	5.30%	49.93%	(8.95)%	4.53%	13.15%	14.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%F	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%F	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%F	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	.22%F	1.54%	1.84%	2.06%	1.89%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,624,355	$3,177,558	$1,524,955	$1,049,434	$739,919	$513,543
Portfolio turnover rateG	9%F	20%	77%	12%	6%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.54	$15.34	$19.41	$19.00	$17.14	$15.24
Income from Investment Operations
Net investment income (loss)A	.03	.31	.37	.40	.36	.34
Net realized and unrealized gain (loss)	1.17	7.32	(1.55)	.42	1.90	1.91
Total from investment operations	1.20	7.63	(1.18)	.82	2.26	2.25
Distributions from net investment income	(.01)	(.31)	(.34)	(.39)	(.34)	(.34)
Distributions from net realized gain	(.07)	(.12)	(2.54)	(.02)	(.06)	(.01)
Total distributions	(.07)B	(.43)	(2.89)B	(.41)	(.40)	(.35)
Net asset value, end of period	$23.67	$22.54	$15.34	$19.41	$19.00	$17.14
Total ReturnC,D	5.35%	49.96%	(8.91)%	4.59%	13.20%	14.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%G	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	.26%G	1.59%	1.89%	2.11%	1.94%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$5,785,688	$3,119,255	$1,815,237	$1,376,687	$1,063,718	$722,781
Portfolio turnover rateH	9%G	20%	77%	12%	6%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$22.54	$17.84
Income from Investment Operations
Net investment income (loss)B	.03	.50
Net realized and unrealized gain (loss)	1.18	4.57
Total from investment operations	1.21	5.07
Distributions from net investment income	(.01)	(.31)
Distributions from net realized gain	(.07)	(.07)
Total distributions	(.08)	(.37)C
Net asset value, end of period	$23.67	$22.54
Total ReturnD,E	5.35%	28.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%H
Expenses net of fee waivers, if any	.06%H	.06%H
Expenses net of all reductions	.06%H	.06%H
Net investment income (loss)	.28%H	3.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,847,361	$1,044,525
Portfolio turnover rateI	9%H	20%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	53.7
Fidelity Series Global ex U.S. Index Fund	36.2
Fidelity Series Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.7%
International Equity Funds	36.2%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2055 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,296,114,660)	199,113,733	2,946,883,254

International Equity Funds - 36.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $1,747,312,344)	131,306,916	1,986,673,638

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	34,136,802	357,753,688
Fidelity Series International Developed Markets Bond Index Fund (a)	1,051,205	10,364,877
Fidelity Series Long-Term Treasury Bond Index Fund (a)	22,488,505	188,003,899
TOTAL BOND FUNDS
(Cost $565,761,289)		556,122,464

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $3,877)	3,876	3,877
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,609,192,170)		5,489,683,233
NET OTHER ASSETS (LIABILITIES) - 0.0%		(310,513)
NET ASSETS - 100%		$5,489,372,720

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$1,916,867	$1,912,990	$3	$--	$--	$3,877	0.0%
Total	$--	$1,916,867	$1,912,990	$3	$--	$--	$3,877

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$286,068,222	$102,792,427	$34,152,940	$2,532,376	$(951,695)	$3,997,674	$357,753,688
Fidelity Series Global ex U.S. Index Fund	1,470,412,558	546,650,462	44,618,496	--	409,903	13,819,211	1,986,673,638
Fidelity Series International Developed Markets Bond Index Fund	--	10,426,957	1,272	--	(11)	(60,797)	10,364,877
Fidelity Series Long-Term Treasury Bond Index Fund	122,138,262	65,876,532	6,966,969	1,628,589	(973,863)	7,929,937	188,003,899
Fidelity Series Total Market Index Fund	2,207,430,449	680,164,924	113,040,818	8,533,910	(493,364)	172,822,063	2,946,883,254
	$4,086,049,491	$1,405,911,302	$198,780,495	$12,694,875	$(2,009,030)	$198,508,088	$5,489,679,356

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,946,883,254	$2,946,883,254	$--	$--
International Equity Funds	1,986,673,638	1,986,673,638	--	--
Bond Funds	556,122,464	556,122,464	--	--
Short-Term Funds	3,877	3,877	--	--
Total Investments in Securities:	$5,489,683,233	$5,489,683,233	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $3,877)	$3,877
Other affiliated issuers (cost $4,609,188,293)	5,489,679,356
Total Investment in Securities (cost $4,609,192,170)		$5,489,683,233
Cash		2
Receivable for investments sold		27,749,737
Receivable for fund shares sold		16,916,674
Total assets		5,534,349,646
Liabilities
Payable for investments purchased	$17,253,764
Payable for fund shares redeemed	27,412,646
Accrued management fee	310,516
Total liabilities		44,976,926
Net Assets		$5,489,372,720
Net Assets consist of:
Paid in capital		$4,615,235,368
Total accumulated earnings (loss)		874,137,352
Net Assets		$5,489,372,720
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,033,397,294 ÷ 53,141,137 shares)		$19.45
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,520,283,437 ÷ 180,839,114 shares)		$19.47
Premier Class:
Net Asset Value, offering price and redemption price per share ($935,691,989 ÷ 48,080,581 shares)		$19.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,333,129
Income from Fidelity Central Funds		3
Total income		8,333,132
Expenses
Management fee	$2,062,459
Independent trustees' fees and expenses	5,969
Total expenses before reductions	2,068,428
Expense reductions	(1)
Total expenses after reductions		2,068,427
Net investment income (loss)		6,264,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,009,030)
Capital gain distributions from underlying funds:
Affiliated issuers	4,361,746
Total net realized gain (loss)		2,352,716
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	198,508,088
Total change in net unrealized appreciation (depreciation)		198,508,088
Net gain (loss)		200,860,804
Net increase (decrease) in net assets resulting from operations		$207,125,509

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,264,705	$45,681,208
Net realized gain (loss)	2,352,716	9,658,931
Change in net unrealized appreciation (depreciation)	198,508,088	923,485,219
Net increase (decrease) in net assets resulting from operations	207,125,509	978,825,358
Distributions to shareholders	(12,092,442)	(60,668,247)
Share transactions - net increase (decrease)	1,208,548,014	1,587,446,404
Total increase (decrease) in net assets	1,403,581,081	2,505,603,515
Net Assets
Beginning of period	4,085,791,639	1,580,188,124
End of period	$5,489,372,720	$4,085,791,639

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.51	$12.59	$15.33	$15.01	$13.53	$12.06
Income from Investment Operations
Net investment income (loss)A	.02	.26	.28	.31	.28	.28
Net realized and unrealized gain (loss)	.97	5.99	(1.33)	.34	1.49	1.50
Total from investment operations	.99	6.25	(1.05)	.65	1.77	1.78
Distributions from net investment income	–	(.24)	(.26)	(.30)	(.26)	(.29)
Distributions from net realized gain	(.05)	(.09)	(1.42)	(.03)	(.04)	(.02)
Total distributions	(.05)	(.33)	(1.69)B	(.33)	(.29)B	(.31)
Net asset value, end of period	$19.45	$18.51	$12.59	$15.33	$15.01	$13.53
Total ReturnC,D	5.34%	49.88%	(8.94)%	4.57%	13.09%	14.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.11%	.12%	.10%
Expenses net of all reductions	.12%G	.12%	.12%	.11%	.12%	.10%
Net investment income (loss)	.22%G	1.59%	1.83%	2.06%	1.90%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,033,397	$1,962,061	$867,162	$510,460	$305,192	$181,697
Portfolio turnover rateH	8%G	21%	74%	11%	6%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.53	$12.61	$15.34	$15.02	$13.54	$12.06
Income from Investment Operations
Net investment income (loss)A	.03	.27	.29	.32	.29	.28
Net realized and unrealized gain (loss)	.96	5.99	(1.33)	.34	1.49	1.51
Total from investment operations	.99	6.26	(1.04)	.66	1.78	1.79
Distributions from net investment income	–B	(.25)	(.27)	(.30)	(.26)	(.29)
Distributions from net realized gain	(.05)	(.09)	(1.42)	(.03)	(.04)	(.02)
Total distributions	(.05)	(.34)	(1.69)	(.34)C	(.30)	(.31)
Net asset value, end of period	$19.47	$18.53	$12.61	$15.34	$15.02	$13.54
Total ReturnD,E	5.36%	49.87%	(8.85)%	4.61%	13.13%	14.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.05%	.07%	.05%
Expenses net of all reductions	.08%H	.08%	.08%	.05%	.07%	.05%
Net investment income (loss)	.26%H	1.63%	1.87%	2.12%	1.95%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$3,520,283	$1,659,777	$713,027	$516,194	$342,884	$210,752
Portfolio turnover rateI	8%H	21%	74%	11%	6%	33%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$18.52	$14.66
Income from Investment Operations
Net investment income (loss)B	.03	.39
Net realized and unrealized gain (loss)	.96	3.77
Total from investment operations	.99	4.16
Distributions from net investment income	–C	(.25)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.05)	(.30)
Net asset value, end of period	$19.46	$18.52
Total ReturnD,E	5.36%	28.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%H
Expenses net of fee waivers, if any	.06%H	.06%H
Expenses net of all reductions	.06%H	.06%H
Net investment income (loss)	.28%H	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$935,692	$463,953
Portfolio turnover rateI	8%H	21%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	53.7
Fidelity Series Global ex U.S. Index Fund	36.2
Fidelity Series Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.7%
International Equity Funds	36.2%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2060 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $981,315,551)	83,267,097	1,232,353,039

International Equity Funds - 36.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $741,218,200)	54,909,330	830,778,159

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	14,274,601	149,597,817
Fidelity Series International Developed Markets Bond Index Fund (a)	439,674	4,335,188
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,404,044	78,617,807
TOTAL BOND FUNDS
(Cost $236,981,560)		232,550,812

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $1,309)	1,309	1,309
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,959,516,620)		2,295,683,319
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130,852)
NET ASSETS - 100%		$2,295,552,467

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$474,750	$473,441	$--	$--	$--	$1,309	0.0%
Total	$--	$474,750	$473,441	$--	$--	$--	$1,309

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$114,125,363	$48,113,124	$13,824,656	$1,035,505	$(385,034)	$1,569,020	$149,597,817
Fidelity Series Global ex U.S. Index Fund	586,616,378	255,984,357	16,514,389	--	99,565	4,592,248	830,778,159
Fidelity Series International Developed Markets Bond Index Fund	--	4,361,110	614	--	(3)	(25,305)	4,335,188
Fidelity Series Long-Term Treasury Bond Index Fund	48,726,412	29,977,823	2,847,760	664,656	(420,203)	3,181,535	78,617,807
Fidelity Series Total Market Index Fund	880,646,823	324,387,711	41,410,095	3,392,129	(183,944)	68,912,544	1,232,353,039
	$1,630,114,976	$662,824,125	$74,597,514	$5,092,290	$(889,619)	$78,230,042	$2,295,682,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,232,353,039	$1,232,353,039	$--	$--
International Equity Funds	830,778,159	830,778,159	--	--
Bond Funds	232,550,812	232,550,812	--	--
Short-Term Funds	1,309	1,309	--	--
Total Investments in Securities:	$2,295,683,319	$2,295,683,319	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,309)	$1,309
Other affiliated issuers (cost $1,959,515,311)	2,295,682,010
Total Investment in Securities (cost $1,959,516,620)		$2,295,683,319
Receivable for investments sold		10,009,001
Receivable for fund shares sold		8,045,626
Total assets		2,313,737,946
Liabilities
Payable for investments purchased	$12,092,231
Payable for fund shares redeemed	5,962,396
Accrued management fee	130,852
Total liabilities		18,185,479
Net Assets		$2,295,552,467
Net Assets consist of:
Paid in capital		$1,961,858,453
Total accumulated earnings (loss)		333,694,014
Net Assets		$2,295,552,467
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($461,713,695 ÷ 28,041,313 shares)		$16.47
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,471,537,863 ÷ 89,309,629 shares)		$16.48
Premier Class:
Net Asset Value, offering price and redemption price per share ($362,300,909 ÷ 21,982,404 shares)		$16.48
See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,358,549
Expenses
Management fee	$849,467
Independent trustees' fees and expenses	2,413
Total expenses		851,880
Net investment income (loss)		2,506,669
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(889,619)
Capital gain distributions from underlying funds:
Affiliated issuers	1,733,741
Total net realized gain (loss)		844,122
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	78,230,042
Total change in net unrealized appreciation (depreciation)		78,230,042
Net gain (loss)		79,074,164
Net increase (decrease) in net assets resulting from operations		$81,580,833

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,506,669	$17,413,584
Net realized gain (loss)	844,122	3,741,128
Change in net unrealized appreciation (depreciation)	78,230,042	347,013,939
Net increase (decrease) in net assets resulting from operations	81,580,833	368,168,651
Distributions to shareholders	(4,746,564)	(22,742,707)
Share transactions - net increase (decrease)	588,707,312	720,267,363
Total increase (decrease) in net assets	665,541,581	1,065,693,307
Net Assets
Beginning of period	1,630,010,886	564,317,579
End of period	$2,295,552,467	$1,630,010,886

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.67	$10.65	$12.49	$12.23	$11.04	$9.85
Income from Investment Operations
Net investment income (loss)A	.02	.23	.24	.26	.24	.25
Net realized and unrealized gain (loss)	.82	5.06	(1.19)	.27	1.21	1.19
Total from investment operations	.84	5.29	(.95)	.53	1.45	1.44
Distributions from net investment income	–	(.20)	(.21)	(.24)	(.20)	(.22)
Distributions from net realized gain	(.04)	(.07)	(.68)	(.03)	(.06)	(.03)
Total distributions	(.04)	(.27)	(.89)	(.27)	(.26)	(.25)
Net asset value, end of period	$16.47	$15.67	$10.65	$12.49	$12.23	$11.04
Total ReturnB,C	5.35%	49.89%	(8.95)%	4.54%	13.17%	14.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%F	.12%	.12%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%F	.12%	.12%	.11%	.12%	.11%
Expenses net of all reductions	.12%F	.12%	.12%	.11%	.12%	.11%
Net investment income (loss)	.21%F	1.58%	1.85%	2.13%	1.97%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$461,714	$813,216	$323,054	$160,477	$82,123	$38,013
Portfolio turnover rateG	7%F	24%	67%	15%	7%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.68	$10.66	$12.50	$12.23	$11.05	$9.85
Income from Investment Operations
Net investment income (loss)A	.02	.23	.24	.27	.24	.26
Net realized and unrealized gain (loss)	.82	5.07	(1.19)	.27	1.21	1.19
Total from investment operations	.84	5.30	(.95)	.54	1.45	1.45
Distributions from net investment income	–B	(.21)	(.21)	(.24)	(.21)	(.22)
Distributions from net realized gain	(.04)	(.07)	(.68)	(.03)	(.06)	(.03)
Total distributions	(.04)	(.28)	(.89)	(.27)	(.27)	(.25)
Net asset value, end of period	$16.48	$15.68	$10.66	$12.50	$12.23	$11.05
Total ReturnC,D	5.38%	49.92%	(8.93)%	4.66%	13.12%	14.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.08%G	.08%	.08%	.10%	.10%	.09%
Expenses net of fee waivers, if any	.08%G	.08%	.08%	.05%	.07%	.06%
Expenses net of all reductions	.08%G	.08%	.08%	.05%	.07%	.06%
Net investment income (loss)	.25%G	1.62%	1.90%	2.19%	2.02%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,471,538	$633,265	$241,263	$138,092	$73,658	$28,478
Portfolio turnover rateH	7%G	24%	67%	15%	7%	41%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$15.69	$12.41
Income from Investment Operations
Net investment income (loss)B	.02	.32
Net realized and unrealized gain (loss)	.81	3.21
Total from investment operations	.83	3.53
Distributions from net investment income	–C	(.21)
Distributions from net realized gain	(.04)	(.04)
Total distributions	(.04)	(.25)
Net asset value, end of period	$16.48	$15.69
Total ReturnD	5.31%	28.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%G
Expenses net of fee waivers, if any	.06%G	.06%G
Expenses net of all reductions	.06%G	.06%G
Net investment income (loss)	.27%G	2.82%G
Supplemental Data
Net assets, end of period (000 omitted)	$362,301	$183,530
Portfolio turnover rateH	7%G	24%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Total Market Index Fund	53.7
Fidelity Series Global ex U.S. Index Fund	36.2
Fidelity Series Bond Index Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
Fidelity Series International Developed Markets Bond Index Fund	0.2
Fidelity Cash Central Fund 0.06%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.7%
International Equity Funds	36.2%
Bond Funds	10.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2065 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $149,281,004)	11,566,815	171,188,869

International Equity Funds - 36.2%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $108,305,823)	7,627,517	115,404,337

Bond Funds - 10.1%
Fidelity Series Bond Index Fund (a)	1,982,837	20,780,133
Fidelity Series International Developed Markets Bond Index Fund (a)	61,069	602,140
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,306,278	10,920,487
TOTAL BOND FUNDS
(Cost $32,979,131)		32,302,760

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $550)	550	550
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $290,566,508)		318,896,516
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,507)
NET ASSETS - 100%		$318,878,009

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$80,749	$80,199	$--	$--	$--	$550	0.0%
Total	$--	$80,749	$80,199	$--	$--	$--	$550

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$12,831,238	$9,707,368	$1,878,352	$131,768	$(52,484)	$172,363	$20,780,133
Fidelity Series Global ex U.S. Index Fund	65,956,447	51,533,763	2,069,946	--	(6,103)	(9,824)	115,404,337
Fidelity Series International Developed Markets Bond Index Fund	--	605,843	225	--	(1)	(3,477)	602,140
Fidelity Series Long-Term Treasury Bond Index Fund	5,478,347	5,529,416	395,080	84,047	(63,858)	371,662	10,920,487
Fidelity Series Total Market Index Fund	99,015,602	69,863,217	5,471,732	390,328	(37,037)	7,818,819	171,188,869
	$183,281,634	$137,239,607	$9,815,335	$606,143	$(159,483)	$8,349,543	$318,895,966

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$171,188,869	$171,188,869	$--	$--
International Equity Funds	115,404,337	115,404,337	--	--
Bond Funds	32,302,760	32,302,760	--	--
Short-Term Funds	550	550	--	--
Total Investments in Securities:	$318,896,516	$318,896,516	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $550)	$550
Other affiliated issuers (cost $290,565,958)	318,895,966
Total Investment in Securities (cost $290,566,508)		$318,896,516
Cash		1
Receivable for investments sold		1,376,961
Receivable for fund shares sold		1,207,791
Total assets		321,481,269
Liabilities
Payable for investments purchased	$1,872,203
Payable for fund shares redeemed	712,549
Accrued management fee	18,508
Total liabilities		2,603,260
Net Assets		$318,878,009
Net Assets consist of:
Paid in capital		$290,695,392
Total accumulated earnings (loss)		28,182,617
Net Assets		$318,878,009
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($77,373,259 ÷ 5,817,758 shares)		$13.30
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($183,878,619 ÷ 13,820,651 shares)		$13.30
Premier Class:
Net Asset Value, offering price and redemption price per share ($57,626,131 ÷ 4,331,573 shares)		$13.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$406,644
Expenses
Management fee	$109,235
Independent trustees' fees and expenses	289
Total expenses		109,524
Net investment income (loss)		297,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(159,483)
Capital gain distributions from underlying funds:
Affiliated issuers	199,499
Total net realized gain (loss)		40,016
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	8,349,543
Total change in net unrealized appreciation (depreciation)		8,349,543
Net gain (loss)		8,389,559
Net increase (decrease) in net assets resulting from operations		$8,686,679

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$297,120	$1,408,492
Net realized gain (loss)	40,016	205,272
Change in net unrealized appreciation (depreciation)	8,349,543	24,328,497
Net increase (decrease) in net assets resulting from operations	8,686,679	25,942,261
Distributions to shareholders	(397,392)	(1,821,588)
Share transactions - net increase (decrease)	127,318,075	133,890,708
Total increase (decrease) in net assets	135,607,362	158,011,381
Net Assets
Beginning of period	183,270,647	25,259,266
End of period	$318,878,009	$183,270,647

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2065 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.12	.25
Net realized and unrealized gain (loss)	.66	4.15	(1.43)
Total from investment operations	.67	4.27	(1.18)
Distributions from net investment income	–	(.15)	(.19)
Distributions from net realized gain	(.02)	(.07)	(.02)
Total distributions	(.02)	(.22)	(.22)C
Net asset value, end of period	$13.30	$12.65	$8.60
Total ReturnD	5.31%	49.88%	(12.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%G	.12%	.12%G
Expenses net of fee waivers, if any	.12%G	.12%	.12%G
Expenses net of all reductions	.12%G	.12%	.12%G
Net investment income (loss)	.20%G	1.04%	3.25%G
Supplemental Data
Net assets, end of period (000 omitted)	$77,373	$86,437	$15,363
Portfolio turnover rateH	8%G	33%	103%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.12	.25
Net realized and unrealized gain (loss)	.65	4.15	(1.43)
Total from investment operations	.67	4.27	(1.18)
Distributions from net investment income	–C	(.15)	(.19)
Distributions from net realized gain	(.02)	(.07)	(.02)
Total distributions	(.02)	(.22)	(.22)D
Net asset value, end of period	$13.30	$12.65	$8.60
Total ReturnE	5.33%	49.92%	(12.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.08%	.08%H
Expenses net of fee waivers, if any	.08%H	.08%	.08%H
Expenses net of all reductions	.08%H	.08%	.08%H
Net investment income (loss)	.24%H	1.08%	3.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$183,879	$66,985	$9,896
Portfolio turnover rateI	8%H	33%	103%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Premier Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.65	$9.99
Income from Investment Operations
Net investment income (loss)B	.02	.59
Net realized and unrealized gain (loss)	.65	2.25
Total from investment operations	.67	2.84
Distributions from net investment income	–C	(.15)
Distributions from net realized gain	(.02)	(.03)
Total distributions	(.02)	(.18)
Net asset value, end of period	$13.30	$12.65
Total ReturnD	5.33%	28.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%G
Expenses net of fee waivers, if any	.06%G	.06%G
Expenses net of all reductions	.06%G	.06%G
Net investment income (loss)	.26%G	6.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$57,626	$29,849
Portfolio turnover rateH	8%G	33%

 A For the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2021

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class and Premier Class shares, each of which has equal rights as to assets and voting privileges. Premier Class commenced sale of shares on June 24, 2020. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	$8,733

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$1,061,105,647	$72,623,989	$(9,722,313)	$62,901,676
Fidelity Freedom Index 2005 Fund	248,661,329	23,227,452	(1,745,502)	21,481,950
Fidelity Freedom Index 2010 Fund	820,884,756	106,624,591	(4,840,055)	101,784,536
Fidelity Freedom Index 2015 Fund	2,041,841,200	316,094,116	(12,803,052)	303,291,064
Fidelity Freedom Index 2020 Fund	7,078,777,895	1,286,248,504	(48,027,546)	1,238,220,958
Fidelity Freedom Index 2025 Fund	11,062,037,947	1,900,396,142	(87,705,182)	1,812,690,960
Fidelity Freedom Index 2030 Fund	13,326,209,783	2,517,420,682	(104,838,749)	2,412,581,933
Fidelity Freedom Index 2035 Fund	11,026,801,049	2,302,588,192	(85,888,804)	2,216,699,388
Fidelity Freedom Index 2040 Fund	10,656,093,095	2,554,840,491	(71,148,364)	2,483,692,127
Fidelity Freedom Index 2045 Fund	8,422,479,738	1,894,344,488	(58,072,150)	1,836,272,338
Fidelity Freedom Index 2050 Fund	7,596,796,840	1,715,287,077	(54,164,246)	1,661,122,831
Fidelity Freedom Index 2055 Fund	4,625,135,623	901,545,176	(36,997,566)	864,547,610
Fidelity Freedom Index 2060 Fund	1,965,777,629	346,608,655	(16,702,965)	329,905,690
Fidelity Freedom Index 2065 Fund	291,125,557	30,781,178	(3,010,219)	27,770,959

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	260,652,617	154,451,045
Fidelity Freedom Index 2005 Fund	50,415,259	40,214,303
Fidelity Freedom Index 2010 Fund	156,534,877	131,109,119
Fidelity Freedom Index 2015 Fund	383,689,184	252,926,336
Fidelity Freedom Index 2020 Fund	1,767,451,796	1,254,576,529
Fidelity Freedom Index 2025 Fund	2,461,227,503	947,747,981
Fidelity Freedom Index 2030 Fund	3,115,599,290	975,324,185
Fidelity Freedom Index 2035 Fund	2,772,491,926	657,268,497
Fidelity Freedom Index 2040 Fund	2,531,791,721	556,519,078
Fidelity Freedom Index 2045 Fund	2,133,945,292	428,227,941
Fidelity Freedom Index 2050 Fund	1,924,213,881	366,325,367
Fidelity Freedom Index 2055 Fund	1,405,911,302	198,780,495
Fidelity Freedom Index 2060 Fund	662,824,125	74,597,514
Fidelity Freedom Index 2065 Fund	137,239,607	9,815,335

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class and Premier Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08% and .06% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08% and .06% of class-level average net assets for Investor Class, Institutional Premium Class and Premier Class, respectively, with certain exceptions.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Index Income Fund	22,256,667	603,802
Fidelity Freedom Index 2005 Fund	4,949,577	166,635
Fidelity Freedom Index 2010 Fund	14,191,070	631,236
Fidelity Freedom Index 2015 Fund	29,748,230	1,152,683
Fidelity Freedom Index 2020 Fund	84,251,171	2,931,515
Fidelity Freedom Index 2025 Fund	109,006,154	2,675,858
Fidelity Freedom Index 2030 Fund	107,554,641	2,308,913

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Index Income Fund	$2
Fidelity Freedom Index 2030 Fund	2
Fidelity Freedom Index 2055 Fund	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2021	Year ended March 31, 2021 (a)
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$2,270,896	$8,412,828
Institutional Premium Class	4,424,173	7,708,099
Premier Class	1,072,356	1,263,850
Total	$7,767,425	$17,384,777
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$680,039	$3,094,696
Institutional Premium Class	1,441,665	2,342,566
Premier Class	87,911	22,230
Total	$2,209,615	$5,459,492
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$3,428,591	$11,290,367
Institutional Premium Class	6,942,759	10,170,590
Premier Class	244,487	50,816
Total	$10,615,837	$21,511,773
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$6,744,731	$29,570,606
Institutional Premium Class	10,530,967	19,997,848
Premier Class	1,934,246	2,887,733
Total	$19,209,944	$52,456,187
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$16,800,714	$85,208,069
Institutional Premium Class	36,460,302	84,177,868
Premier Class	5,775,431	8,998,931
Total	$59,036,447	$178,384,868
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$16,172,041	$115,896,659
Institutional Premium Class	36,514,116	97,430,146
Premier Class	6,711,008	13,670,665
Total	$59,397,165	$226,997,470
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$16,356,434	$126,312,338
Institutional Premium Class	44,923,513	130,580,791
Premier Class	8,323,125	16,968,924
Total	$69,603,072	$273,862,053
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$9,294,020	$94,053,841
Institutional Premium Class	26,247,726	82,015,645
Premier Class	6,032,527	16,478,118
Total	$41,574,273	$192,547,604
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$6,539,702	$77,259,320
Institutional Premium Class	24,595,153	87,999,856
Premier Class	5,696,775	15,814,147
Total	$36,831,630	$181,073,323
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$4,746,365	$58,856,169
Institutional Premium Class	16,286,130	57,739,290
Premier Class	4,555,193	14,750,631
Total	$25,587,688	$131,346,090
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$4,177,231	$51,192,283
Institutional Premium Class	15,904,099	54,421,670
Premier Class	4,718,386	14,042,451
Total	$24,799,716	$119,656,404
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$2,376,295	$29,441,694
Institutional Premium Class	7,801,858	25,548,688
Premier Class	1,914,289	5,677,865
Total	$12,092,442	$60,668,247
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$944,994	$11,318,290
Institutional Premium Class	3,102,706	9,224,021
Premier Class	698,864	2,200,396
Total	$4,746,564	$22,742,707
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$100,668	$841,482
Institutional Premium Class	229,797	687,282
Premier Class	66,927	292,824
Total	$397,392	$1,821,588

 (a) Distributions for Premier Class are for the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

8. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2021	Year endedMarch 31, 2021 (a)	Six months ended September 30, 2021	Year endedMarch 31, 2021 (a)
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	5,291,907	25,346,654	$67,168,807	$313,022,247
Reinvestment of distributions	173,979	669,162	2,200,337	8,284,732
Shares redeemed	(19,392,261)	(12,670,498)	(245,187,409)	(156,674,466)
Net increase (decrease)	(13,926,375)	13,345,318	$(175,818,265)	$164,632,513
Institutional Premium Class
Shares sold	30,277,343	22,139,554	$383,222,223	$274,262,737
Reinvestment of distributions	349,947	624,286	4,424,121	7,707,999
Shares redeemed	(11,555,438)	(13,644,960)	(146,230,264)	(169,112,774)
Net increase (decrease)	19,071,852	9,118,880	$241,416,080	$112,857,962
Premier Class
Shares sold	4,650,725	10,271,674	$58,820,329	$127,086,326
Reinvestment of distributions	84,853	100,652	1,072,356	1,263,850
Shares redeemed	(1,220,418)	(924,567)	(15,479,452)	(11,595,922)
Net increase (decrease)	3,515,160	9,447,759	$44,413,233	$116,754,254
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	1,151,341	5,948,859	$16,289,533	$80,804,523
Reinvestment of distributions	48,324	224,144	671,216	3,069,159
Shares redeemed	(5,695,897)	(3,445,237)	(79,912,014)	(46,986,744)
Net increase (decrease)	(4,496,232)	2,727,766	$(62,951,265)	$36,886,938
Institutional Premium Class
Shares sold	7,057,627	5,645,336	$99,234,810	$76,755,285
Reinvestment of distributions	103,792	171,436	1,441,664	2,342,563
Shares redeemed	(2,604,931)	(4,736,494)	(36,690,011)	(64,741,537)
Net increase (decrease)	4,556,488	1,080,278	$63,986,463	$14,356,311
Premier Class
Shares sold	814,105	600,224	$11,454,976	$8,328,392
Reinvestment of distributions	6,329	1,599	87,911	22,230
Shares redeemed	(80,492)	(44,365)	(1,133,087)	(613,549)
Net increase (decrease)	739,942	557,458	$10,409,800	$7,737,073
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	2,949,082	14,253,379	$42,422,330	$194,656,950
Reinvestment of distributions	237,762	815,639	3,364,332	11,194,136
Shares redeemed	(16,119,630)	(9,852,689)	(230,960,082)	(134,317,265)
Net increase (decrease)	(12,932,786)	5,216,329	$(185,173,420)	$71,533,821
Institutional Premium Class
Shares sold	20,858,054	12,764,960	$299,430,826	$175,013,482
Reinvestment of distributions	490,652	740,911	6,942,725	10,170,483
Shares redeemed	(8,982,147)	(12,005,791)	(128,946,266)	(166,079,070)
Net increase (decrease)	12,366,559	1,500,080	$177,427,285	$19,104,895
Premier Class
Shares sold	3,008,139	634,183	$43,238,498	$8,936,506
Reinvestment of distributions	17,278	3,609	244,487	50,816
Shares redeemed	(207,025)	(98,674)	(2,970,236)	(1,390,529)
Net increase (decrease)	2,818,392	539,118	$40,512,749	$7,596,793
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	6,533,109	30,386,441	$101,601,738	$439,572,501
Reinvestment of distributions	432,409	2,006,976	6,620,179	29,308,339
Shares redeemed	(34,836,317)	(22,842,196)	(538,878,469)	(330,139,338)
Net increase (decrease)	(27,870,799)	9,551,221	$(430,656,552)	$138,741,502
Institutional Premium Class
Shares sold	47,640,389	23,158,561	$738,481,787	$338,139,301
Reinvestment of distributions	688,287	1,376,153	10,530,795	19,997,502
Shares redeemed	(18,631,183)	(25,524,261)	(289,311,582)	(370,171,600)
Net increase (decrease)	29,697,493	(989,547)	$459,701,000	$(12,034,797)
Premier Class
Shares sold	8,774,529	11,490,600	$136,129,491	$166,710,022
Reinvestment of distributions	126,421	192,131	1,934,246	2,887,733
Shares redeemed	(1,614,829)	(1,014,112)	(25,212,902)	(15,254,846)
Net increase (decrease)	7,286,121	10,668,619	$112,850,835	$154,342,909
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	22,101,880	93,262,515	$378,123,341	$1,457,966,429
Reinvestment of distributions	975,210	5,341,510	16,412,782	84,421,816
Shares redeemed	(108,070,167)	(67,103,425)	(1,836,651,479)	(1,042,246,096)
Net increase (decrease)	(84,993,077)	31,500,600	$(1,442,115,356)	$500,142,149
Institutional Premium Class
Shares sold	181,628,909	92,762,476	$3,095,865,311	$1,462,317,439
Reinvestment of distributions	2,163,149	5,347,730	36,384,171	84,177,292
Shares redeemed	(93,873,176)	(99,086,681)	(1,608,510,661)	(1,560,326,361)
Net increase (decrease)	89,918,882	(976,475)	$1,523,738,821	$(13,831,630)
Premier Class
Shares sold	31,476,538	35,288,761	$537,268,546	$554,902,192
Reinvestment of distributions	343,571	550,393	5,775,431	8,998,931
Shares redeemed	(4,706,069)	(2,787,832)	(80,843,955)	(45,573,915)
Net increase (decrease)	27,114,040	33,051,322	$462,200,022	$518,327,208
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	34,991,519	136,881,080	$673,490,598	$2,374,070,380
Reinvestment of distributions	841,834	6,533,424	15,935,915	115,155,009
Shares redeemed	(157,010,732)	(80,881,962)	(2,994,679,160)	(1,389,266,714)
Net increase (decrease)	(121,177,379)	62,532,542	$(2,305,252,647)	$1,099,958,675
Institutional Premium Class
Shares sold	236,383,883	123,878,730	$4,530,048,479	$2,166,148,471
Reinvestment of distributions	1,926,368	5,535,115	36,466,154	97,428,286
Shares redeemed	(80,958,414)	(89,951,270)	(1,556,811,273)	(1,569,492,319)
Net increase (decrease)	157,351,837	39,462,575	$3,009,703,360	$694,084,438
Premier Class
Shares sold	47,602,900	50,993,626	$914,386,654	$888,752,718
Reinvestment of distributions	354,704	749,488	6,711,008	13,670,665
Shares redeemed	(4,830,417)	(2,479,402)	(93,529,677)	(45,269,946)
Net increase (decrease)	43,127,187	49,263,712	$827,567,985	$857,153,437
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	37,615,268	137,199,675	$762,786,978	$2,474,790,896
Reinvestment of distributions	810,148	6,837,869	16,138,142	125,630,168
Shares redeemed	(169,312,144)	(78,751,753)	(3,398,605,538)	(1,400,723,236)
Net increase (decrease)	(130,886,728)	65,285,791	$(2,619,680,418)	$1,199,697,828
Institutional Premium Class
Shares sold	266,715,311	139,414,801	$5,381,445,555	$2,527,931,635
Reinvestment of distributions	2,252,306	7,124,570	44,865,933	130,562,601
Shares redeemed	(84,475,107)	(106,014,008)	(1,709,390,854)	(1,924,035,828)
Net increase (decrease)	184,492,510	40,525,363	$3,716,920,634	$734,458,408
Premier Class
Shares sold	56,233,839	58,502,186	$1,137,092,462	$1,058,670,090
Reinvestment of distributions	418,037	890,757	8,323,125	16,968,924
Shares redeemed	(3,985,548)	(1,872,075)	(81,229,171)	(35,643,270)
Net increase (decrease)	52,666,328	57,520,868	$1,064,186,416	$1,039,995,744
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	28,658,890	106,155,011	$645,836,112	$2,067,431,912
Reinvestment of distributions	415,907	4,673,438	9,191,552	93,610,468
Shares redeemed	(137,510,466)	(58,991,939)	(3,058,962,053)	(1,126,333,179)
Net increase (decrease)	(108,435,669)	51,836,510	$(2,403,934,389)	$1,034,709,201
Institutional Premium Class
Shares sold	219,575,703	106,175,355	$4,917,332,305	$2,077,170,449
Reinvestment of distributions	1,186,390	4,099,741	26,219,211	82,015,174
Shares redeemed	(60,815,819)	(72,419,322)	(1,367,472,025)	(1,407,709,200)
Net increase (decrease)	159,946,274	37,855,774	$3,576,079,491	$751,476,423
Premier Class
Shares sold	44,962,966	55,493,567	$1,010,328,362	$1,078,127,048
Reinvestment of distributions	272,965	793,362	6,032,527	16,478,118
Shares redeemed	(2,924,037)	(2,038,178)	(66,240,452)	(42,393,195)
Net increase (decrease)	42,311,894	54,248,751	$950,120,437	$1,052,211,971
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	24,526,387	94,239,000	$561,343,009	$1,822,185,978
Reinvestment of distributions	288,402	3,838,014	6,465,977	76,912,604
Shares redeemed	(127,007,278)	(51,889,838)	(2,865,162,815)	(983,958,035)
Net increase (decrease)	(102,192,489)	46,187,176	$(2,297,353,829)	$915,140,547
Institutional Premium Class
Shares sold	205,738,769	108,007,290	$4,674,744,108	$2,095,546,770
Reinvestment of distributions	1,096,527	4,401,671	24,573,179	87,992,005
Shares redeemed	(62,719,592)	(79,690,325)	(1,429,234,914)	(1,543,658,400)
Net increase (decrease)	144,115,704	32,718,636	$3,270,082,373	$639,880,375
Premier Class
Shares sold	47,413,627	56,442,508	$1,079,608,251	$1,088,598,987
Reinvestment of distributions	254,320	760,296	5,696,775	15,814,147
Shares redeemed	(3,183,527)	(1,954,958)	(73,287,514)	(40,641,374)
Net increase (decrease)	44,484,420	55,247,846	$1,012,017,512	$1,063,771,760
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	19,370,025	78,456,124	$459,691,630	$1,578,786,867
Reinvestment of distributions	202,067	2,810,714	4,702,102	58,613,839
Shares redeemed	(100,748,660)	(38,311,512)	(2,357,623,424)	(755,400,376)
Net increase (decrease)	(81,176,568)	42,955,326	$(1,893,229,692)	$882,000,330
Institutional Premium Class
Shares sold	164,472,039	80,174,675	$3,878,287,209	$1,614,383,345
Reinvestment of distributions	699,088	2,775,034	16,267,787	57,738,665
Shares redeemed	(46,100,382)	(55,359,004)	(1,091,376,776)	(1,103,709,815)
Net increase (decrease)	119,070,745	27,590,705	$2,803,178,220	$568,412,195
Premier Class
Shares sold	36,208,930	51,429,572	$856,618,275	$1,028,148,325
Reinvestment of distributions	195,754	683,216	4,555,193	14,750,631
Shares redeemed	(2,551,119)	(1,956,312)	(60,915,105)	(42,345,894)
Net increase (decrease)	33,853,565	50,156,476	$800,258,363	$1,000,553,062
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	17,630,566	71,868,741	$419,218,380	$1,444,342,389
Reinvestment of distributions	176,966	2,438,984	4,125,086	50,991,252
Shares redeemed	(90,184,996)	(32,705,269)	(2,113,515,266)	(647,275,602)
Net increase (decrease)	(72,377,464)	41,602,456	$(1,690,171,800)	$848,058,039
Institutional Premium Class
Shares sold	146,265,661	73,054,143	$3,456,824,489	$1,470,085,092
Reinvestment of distributions	682,006	2,613,494	15,890,745	54,420,683
Shares redeemed	(40,901,358)	(55,592,305)	(968,924,010)	(1,111,340,338)
Net increase (decrease)	106,046,309	20,075,332	$2,503,791,224	$413,165,437
Premier Class
Shares sold	34,025,291	47,561,412	$805,552,075	$950,165,124
Reinvestment of distributions	202,506	649,212	4,718,386	14,042,451
Shares redeemed	(2,519,615)	(1,859,530)	(60,149,861)	(40,368,978)
Net increase (decrease)	31,708,182	46,351,094	$750,120,600	$923,838,597
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	16,013,262	60,294,518	$312,889,767	$997,100,585
Reinvestment of distributions	122,670	1,697,472	2,349,133	29,307,832
Shares redeemed	(68,995,601)	(24,863,112)	(1,328,607,942)	(404,066,375)
Net increase (decrease)	(52,859,669)	37,128,878	$(1,013,369,042)	$622,342,042
Institutional Premium Class
Shares sold	118,801,526	53,569,338	$2,310,376,581	$890,672,417
Reinvestment of distributions	406,661	1,479,045	7,795,688	25,548,115
Shares redeemed	(27,939,546)	(22,044,549)	(544,580,701)	(367,166,898)
Net increase (decrease)	91,268,641	33,003,834	$1,773,591,568	$549,053,634
Premier Class
Shares sold	24,654,396	25,605,310	$480,244,861	$425,920,576
Reinvestment of distributions	99,911	319,340	1,914,289	5,677,865
Shares redeemed	(1,720,585)	(877,791)	(33,833,662)	(15,547,713)
Net increase (decrease)	23,033,722	25,046,859	$448,325,488	$416,050,728
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	10,219,580	32,693,069	$169,148,429	$460,071,253
Reinvestment of distributions	57,208	767,367	927,344	11,260,566
Shares redeemed	(34,127,081)	(11,895,916)	(556,502,183)	(164,560,792)
Net increase (decrease)	(23,850,293)	21,564,520	$(386,426,410)	$306,771,027
Institutional Premium Class
Shares sold	61,155,442	28,910,560	$1,007,527,881	$407,106,862
Reinvestment of distributions	191,215	628,065	3,101,504	9,223,907
Shares redeemed	(12,413,271)	(11,790,585)	(205,419,655)	(167,666,933)
Net increase (decrease)	48,933,386	17,748,040	$805,209,730	$248,663,836
Premier Class
Shares sold	11,139,157	12,065,324	$184,224,336	$170,264,870
Reinvestment of distributions	43,060	146,206	698,864	2,200,396
Shares redeemed	(899,330)	(512,013)	(14,999,208)	(7,632,766)
Net increase (decrease)	10,282,887	11,699,517	$169,923,992	$164,832,500
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	3,013,263	6,702,671	$40,250,757	$77,518,102
Reinvestment of distributions	7,432	70,990	97,358	835,966
Shares redeemed	(4,036,286)	(1,726,561)	(53,211,224)	(19,269,585)
Net increase (decrease)	(1,015,591)	5,047,100	$(12,863,109)	$59,084,483
Institutional Premium Class
Shares sold	10,619,965	5,635,986	$141,819,829	$64,631,807
Reinvestment of distributions	17,527	58,293	229,609	687,080
Shares redeemed	(2,110,583)	(1,550,917)	(28,376,369)	(17,468,608)
Net increase (decrease)	8,526,909	4,143,362	$113,673,069	$47,850,279
Premier Class
Shares sold	2,215,119	2,505,372	$29,772,709	$28,691,071
Reinvestment of distributions	5,109	24,121	66,926	292,824
Shares redeemed	(247,951)	(170,197)	(3,331,520)	(2,027,949)
Net increase (decrease)	1,972,277	2,359,296	$26,508,115	$26,955,946

 (a) Share transactions for Premier Class are for the period June 24, 2020 (commencement of sale of shares) to March 31, 2021.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund
Fidelity Series Bond Index Fund	14%	19%	22%	12%	–	–	–
Fidelity Series Global ex U.S. Index Fund	–	–	13%	14%	16%	12%	11%
Fidelity Series Total Market Index Fund	–	–	13%	14%	16%	12%	11%
Fidelity Series Treasury Bill Index Fund	17%	17%	–	–	–	–	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Bond Index Fund	88%
Fidelity Series Global ex U.S. Index Fund	94%
Fidelity Series International Developed Markets Bond Index Fund	31%
Fidelity Series Long-Term Treasury Bond Index Fund	28%
Fidelity Series Total Market Index Fund	94%
Fidelity Series Treasury Bill Index Fund	63%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 to September 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period-B April 1, 2021 to September 30, 2021
Fidelity Freedom Index Income Fund
Investor Class	.12%
Actual		$1,000.00	$1,025.00	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,025.40	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,025.50	$.30
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2005 Fund
Investor Class	.12%
Actual		$1,000.00	$1,027.40	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,027.00	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,027.10	$.30
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2010 Fund
Investor Class	.12%
Actual		$1,000.00	$1,031.20	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,030.80	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,030.90	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$1,034.40	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,034.70	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,034.70	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2020 Fund
Investor Class	.12%
Actual		$1,000.00	$1,038.90	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,038.60	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,038.60	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2025 Fund
Investor Class	.12%
Actual		$1,000.00	$1,041.70	$.61
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,041.50	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,041.50	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2030 Fund
Investor Class	.12%
Actual		$1,000.00	$1,044.40	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,044.80	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,044.90	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2035 Fund
Investor Class	.12%
Actual		$1,000.00	$1,049.60	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,049.50	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,050.00	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2040 Fund
Investor Class	.12%
Actual		$1,000.00	$1,053.20	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,053.20	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,053.70	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2045 Fund
Investor Class	.12%
Actual		$1,000.00	$1,053.40	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,053.30	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,053.30	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2050 Fund
Investor Class	.12%
Actual		$1,000.00	$1,053.00	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,053.50	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,053.50	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2055 Fund
Investor Class	.12%
Actual		$1,000.00	$1,053.40	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,053.60	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,053.60	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2060 Fund
Investor Class	.12%
Actual		$1,000.00	$1,053.50	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,053.80	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,053.10	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30
Fidelity Freedom Index 2065 Fund
Investor Class	.12%
Actual		$1,000.00	$1,053.10	$.62
Hypothetical-C		$1,000.00	$1,024.47	$.61
Institutional Premium Class	.08%
Actual		$1,000.00	$1,053.30	$.41
Hypothetical-C		$1,000.00	$1,024.67	$.41
Premier Class	.06%
Actual		$1,000.00	$1,053.30	$.31
Hypothetical-C		$1,000.00	$1,024.77	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio of a representative class (Investor Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2019, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for Freedom Index® 2065 Fund, the most recent one-year period). No performance peer group information was considered by the Board due to the fact that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board. The information considered by the Board reflected the funds' fee structure effective June 1, 2019, as if it was in effect for the entire year.

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that the class-level management fee rate: (i) ranked equal to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020 for Freedom Index® 2030 Fund, Freedom Index® 2035 Fund, Freedom Index® 2040 Fund, Freedom Index® 2045 Fund, Freedom Index® 2050 Fund, Freedom Index® 2055 Fund, Freedom Index® 2060 Fund, and Freedom Index® 2065 Fund; and (iii) ranked above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020 for Freedom Index® 2005 Fund, Freedom Index® 2010 Fund, Freedom Index® 2015 Fund, Freedom Index® 2020 Fund, Freedom Index® 2025 Fund, and Freedom Index® Income Fund. The Board considered that the funds have a unitary fee that covers expenses beyond portfolio management, whereas the majority of funds within the Total Mapped Group do not have unitary or all-inclusive fees. The Board noted that the majority of funds in the Total Mapped Group charge low or no management fees.

The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Investor Class) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contracts. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the Investor Class of each fund ranked below the similar sales load structure group competitive median for 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Investor Class, Institutional Premium Class, and Premier Class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.12%, 0.08%, and 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FRX-SANN-1121
1.899267.111

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2021

Contents

Note to Shareholders
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

In May 2021, the Board approved Fidelity’s request to modify the glide paths and strategic asset allocations for Fidelity’s target date funds and related composite benchmark changes.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.3
Fidelity Series Government Money Market Fund 0.07%	16.5
Fidelity Series Inflation-Protected Bond Index Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.0
Fidelity Series Short-Term Credit Fund	3.8
Fidelity Series Commodity Strategy Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series International Value Fund	1.9
Fidelity Series International Growth Fund	1.8
87.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.1%
International Equity Funds	12.9%
Bond Funds	57.6%
Short-Term Funds	20.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 12/16/21
(Cost $199,985)	200,000	199,985
	Shares	Value

Domestic Equity Funds - 9.1%
Fidelity Series All-Sector Equity Fund (a)	641,961	$8,120,801
Fidelity Series Blue Chip Growth Fund (a)	799,498	12,831,946
Fidelity Series Commodity Strategy Fund (a)	21,573,281	89,529,116
Fidelity Series Growth Company Fund (a)	1,240,076	32,762,808
Fidelity Series Intrinsic Opportunities Fund (a)	1,709,840	33,444,477
Fidelity Series Large Cap Stock Fund (a)	1,584,153	28,990,005
Fidelity Series Large Cap Value Index Fund (a)	699,070	10,716,739
Fidelity Series Opportunistic Insights Fund (a)	739,759	16,859,105
Fidelity Series Small Cap Discovery Fund (a)	255,995	3,612,093
Fidelity Series Small Cap Opportunities Fund (a)	850,531	12,060,532
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,640,121	24,585,411
Fidelity Series Value Discovery Fund (a)	1,137,856	18,899,782
TOTAL DOMESTIC EQUITY FUNDS
(Cost $213,728,699)		292,412,815

International Equity Funds - 12.9%
Fidelity Series Canada Fund (a)	1,590,889	21,699,720
Fidelity Series Emerging Markets Fund (a)	1,769,541	19,447,258
Fidelity Series Emerging Markets Opportunities Fund (a)	7,248,921	176,438,728
Fidelity Series International Growth Fund (a)	3,022,184	59,416,134
Fidelity Series International Small Cap Fund (a)	789,368	18,550,146
Fidelity Series International Value Fund (a)	5,288,168	59,439,003
Fidelity Series Overseas Fund (a)	4,262,760	59,294,995
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $280,972,392)		414,285,984

Bond Funds - 57.6%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	12,782,469	128,208,162
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	623,615	6,167,548
Fidelity Series Emerging Markets Debt Fund (a)	1,899,434	17,493,789
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	567,641	5,710,472
Fidelity Series Floating Rate High Income Fund (a)	370,740	3,447,883
Fidelity Series High Income Fund (a)	2,106,406	20,221,494
Fidelity Series Inflation-Protected Bond Index Fund (a)	28,138,618	314,308,358
Fidelity Series International Credit Fund (a)	227,010	2,283,716
Fidelity Series International Developed Markets Bond Index Fund (a)	2,345,323	23,124,889
Fidelity Series Investment Grade Bond Fund (a)	105,126,084	1,228,923,923
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,525,010	87,989,084
Fidelity Series Real Estate Income Fund (a)	1,044,373	12,104,285
TOTAL BOND FUNDS
(Cost $1,721,592,068)		1,849,983,603

Short-Term Funds - 20.4%
Fidelity Cash Central Fund 0.06% (b)	2,257,776	2,258,228
Fidelity Series Government Money Market Fund 0.07% (a)(c)	529,312,462	529,312,462
Fidelity Series Short-Term Credit Fund (a)	12,010,131	121,902,834
TOTAL SHORT-TERM FUNDS
(Cost $651,120,005)		653,473,524
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,867,613,149)		3,210,355,911
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66,963)
NET ASSETS - 100%		$3,210,288,948

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,884,807	$4,072,314	$3,698,892	$446	$--	$(1)	$2,258,228	0.0%
Total	$1,884,807	$4,072,314	$3,698,892	$446	$--	$(1)	$2,258,228

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$128,461,810	$249,916	$--	$(151)	$(3,581)	$128,208,162
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	6,167,548	--	--	--	--	6,167,548
Fidelity Series All-Sector Equity Fund	8,543,965	305,608	1,395,458	--	398,636	268,050	8,120,801
Fidelity Series Blue Chip Growth Fund	13,557,862	3,134,272	3,126,661	2,223,695	936,593	(1,670,120)	12,831,946
Fidelity Series Canada Fund	16,957,854	5,599,223	1,876,603	--	221,340	797,906	21,699,720
Fidelity Series Commodity Strategy Fund	91,083,601	28,431,703	20,625,160	26,834,479	763,547	(10,124,575)	89,529,116
Fidelity Series Emerging Markets Debt Fund	17,676,887	776,533	1,213,541	389,683	(69,131)	323,041	17,493,789
Fidelity Series Emerging Markets Debt Local Currency Fund	5,754,943	327,385	397,892	--	281	25,755	5,710,472
Fidelity Series Emerging Markets Fund	23,215,427	2,010,879	4,729,511	--	794,056	(1,843,593)	19,447,258
Fidelity Series Emerging Markets Opportunities Fund	213,137,273	18,172,124	47,247,217	--	11,919,917	(19,543,369)	176,438,728
Fidelity Series Floating Rate High Income Fund	3,560,227	92,626	246,344	70,275	(14,720)	56,094	3,447,883
Fidelity Series Government Money Market Fund 0.07%	638,049,691	21,719,536	130,456,765	212,370	--	--	529,312,462
Fidelity Series Growth Company Fund	34,620,342	2,821,304	9,047,082	--	1,004,919	3,363,325	32,762,808
Fidelity Series High Income Fund	20,992,703	629,874	1,883,996	501,862	9,098	473,815	20,221,494
Fidelity Series Inflation-Protected Bond Index Fund	397,991,268	3,180,016	102,597,439	--	10,802,976	4,931,537	314,308,358
Fidelity Series International Credit Fund	2,237,066	28,558	--	28,558	--	18,092	2,283,716
Fidelity Series International Developed Markets Bond Index Fund	--	23,324,815	55,885	--	(510)	(143,531)	23,124,889
Fidelity Series International Growth Fund	47,520,417	13,915,367	6,304,583	--	369,913	3,915,020	59,416,134
Fidelity Series International Small Cap Fund	15,057,805	2,961,139	1,508,977	--	496,556	1,543,623	18,550,146
Fidelity Series International Value Fund	47,467,627	15,797,575	5,457,378	--	852,619	778,560	59,439,003
Fidelity Series Intrinsic Opportunities Fund	34,718,116	6,588,038	4,912,112	4,469,024	1,201,798	(4,151,363)	33,444,477
Fidelity Series Investment Grade Bond Fund	1,278,690,480	32,840,434	100,444,413	12,821,945	(539,669)	18,377,091	1,228,923,923
Fidelity Series Large Cap Stock Fund	30,352,675	2,501,448	3,751,892	1,749,611	1,287,374	(1,399,600)	28,990,005
Fidelity Series Large Cap Value Index Fund	11,188,318	326,442	1,297,971	--	330,436	169,514	10,716,739
Fidelity Series Long-Term Treasury Bond Index Fund	89,744,924	11,855,919	19,456,810	1,024,219	(1,547,888)	7,392,939	87,989,084
Fidelity Series Opportunistic Insights Fund	17,722,342	998,309	3,958,334	--	1,124,022	972,766	16,859,105
Fidelity Series Overseas Fund	47,599,899	13,693,098	6,779,991	--	1,032,556	3,749,433	59,294,995
Fidelity Series Real Estate Income Fund	12,626,216	309,941	1,440,076	234,986	172,152	436,052	12,104,285
Fidelity Series Short-Term Credit Fund	134,334,117	12,404,481	24,572,156	909,779	58,661	(322,269)	121,902,834
Fidelity Series Small Cap Discovery Fund	3,798,755	426,099	549,662	373,196	123,207	(186,306)	3,612,093
Fidelity Series Small Cap Opportunities Fund	12,704,610	3,421,388	1,781,904	2,844,738	580,580	(2,864,142)	12,060,532
Fidelity Series Stock Selector Large Cap Value Fund	25,655,317	823,797	3,206,802	--	791,634	521,465	24,585,411
Fidelity Series Value Discovery Fund	19,730,847	762,691	2,479,076	--	734,218	151,102	18,899,782
	$3,316,291,574	$364,809,980	$513,051,607	$54,688,420	$33,835,020	$6,012,731	$3,207,897,698

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$199,985	$--	$199,985	$--
Domestic Equity Funds	292,412,815	292,412,815	--	--
International Equity Funds	414,285,984	414,285,984	--	--
Bond Funds	1,849,983,603	1,849,983,603	--	--
Short-Term Funds	653,473,524	653,473,524	--	--
Total Investments in Securities:	$3,210,355,911	$3,210,155,926	$199,985	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $199,985)	$199,985
Fidelity Central Funds (cost $2,258,222)	2,258,228
Other affiliated issuers (cost $2,865,154,942)	3,207,897,698
Total Investment in Securities (cost $2,867,613,149)		$3,210,355,911
Receivable for investments sold		86,364,565
Receivable for fund shares sold		2,158,046
Distributions receivable from Fidelity Central Funds		94
Total assets		3,298,878,616
Liabilities
Payable for investments purchased	$80,484,027
Payable for fund shares redeemed	6,909,072
Accrued management fee	1,196,569
Total liabilities		88,589,668
Net Assets		$3,210,288,948
Net Assets consist of:
Paid in capital		$2,796,130,906
Total accumulated earnings (loss)		414,158,042
Net Assets		$3,210,288,948
Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($2,013,544,912 ÷ 164,629,382 shares)		$12.23
Class K:
Net Asset Value, offering price and redemption price per share ($911,367,249 ÷ 74,653,952 shares)		$12.21
Class K6:
Net Asset Value, offering price and redemption price per share ($285,376,787 ÷ 23,388,164 shares)		$12.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$43,567,134
Interest		68
Income from Fidelity Central Funds		446
Total income		43,567,648
Expenses
Management fee	$7,241,079
Independent trustees' fees and expenses	4,350
Total expenses before reductions	7,245,429
Expense reductions	(4)
Total expenses after reductions		7,245,425
Net investment income (loss)		36,322,223
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	33,835,020
Futures contracts	36,926
Capital gain distributions from underlying funds:
Affiliated issuers	11,121,286
Total net realized gain (loss)		44,993,232
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(35)
Fidelity Central Funds	(1)
Other affiliated issuers	6,012,731
Total change in net unrealized appreciation (depreciation)		6,012,695
Net gain (loss)		51,005,927
Net increase (decrease) in net assets resulting from operations		$87,328,150

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,322,223	$35,143,837
Net realized gain (loss)	44,993,232	126,058,774
Change in net unrealized appreciation (depreciation)	6,012,695	257,140,260
Net increase (decrease) in net assets resulting from operations	87,328,150	418,342,871
Distributions to shareholders	(66,899,067)	(142,317,786)
Share transactions - net increase (decrease)	(128,311,060)	(45,161,621)
Total increase (decrease) in net assets	(107,881,977)	230,863,464
Net Assets
Beginning of period	3,318,170,925	3,087,307,461
End of period	$3,210,288,948	$3,318,170,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$11.15	$11.44	$11.69	$11.57	$11.26
Income from Investment Operations
Net investment income (loss)A	.13	.13	.22	.23	.18	.19
Net realized and unrealized gain (loss)	.19	1.40	(.09)	.11	.38	.49
Total from investment operations	.32	1.53	.13	.34	.56	.68
Distributions from net investment income	(.03)	(.13)	(.23)	(.23)	(.19)	(.20)B
Distributions from net realized gain	(.22)	(.39)	(.20)	(.36)	(.25)	(.17)B
Total distributions	(.25)	(.52)	(.42)C	(.59)	(.44)	(.37)
Net asset value, end of period	$12.23	$12.16	$11.15	$11.44	$11.69	$11.57
Total ReturnD,E	2.63%	13.92%	1.05%	3.08%	4.86%	6.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.47%	.47%	.46%I	.39%	- %J
Expenses net of fee waivers, if any	.47%H	.47%	.47%	.46%I	.39%	-%
Expenses net of all reductions	.47%H	.47%	.47%	.46%I	.39%	-%
Net investment income (loss)	2.19%H	1.05%	1.90%	2.02%	1.57%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$2,013,545	$2,031,257	$1,839,153	$1,978,263	$2,111,741	$2,137,752
Portfolio turnover rateK	22%H	21%	17%	22%	17%L	31%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.13	$11.42	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B	.14	.13	.23	.24	.19
Net realized and unrealized gain (loss)	.18	1.41	(.09)	.09	.05
Total from investment operations	.32	1.54	.14	.33	.24
Distributions from net investment income	(.04)	(.14)	(.23)	(.24)	(.16)
Distributions from net realized gain	(.22)	(.39)	(.20)	(.36)	(.17)
Total distributions	(.25)C	(.53)	(.43)	(.59)C	(.32)C
Net asset value, end of period	$12.21	$12.14	$11.13	$11.42	$11.68
Total ReturnD,E	2.66%	14.02%	1.12%	3.04%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I	.41%	.41%	.41%I	.42%H
Expenses net of fee waivers, if any	.41%H,I	.41%	.41%	.41%I	.42%H
Expenses net of all reductions	.41%H,I	.41%	.41%	.41%I	.42%H
Net investment income (loss)	2.24%H	1.10%	1.95%	2.07%	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$911,367	$1,043,133	$1,048,404	$1,236,535	$1,568,576
Portfolio turnover rateJ	22%H	21%	17%	22%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.13	$11.13	$11.42	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B	.14	.14	.23	.24	.18
Net realized and unrealized gain (loss)	.19	1.40	(.08)	.11	.15
Total from investment operations	.33	1.54	.15	.35	.33
Distributions from net investment income	(.04)	(.15)	(.24)	(.25)	(.17)
Distributions from net realized gain	(.22)	(.39)	(.20)	(.36)	(.17)
Total distributions	(.26)	(.54)	(.44)	(.61)	(.33)C
Net asset value, end of period	$12.20	$12.13	$11.13	$11.42	$11.68
Total ReturnD,E	2.71%	13.97%	1.18%	3.16%	2.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.37%	.37%	.37%	.37%H
Expenses net of fee waivers, if any	.37%H	.37%	.37%	.37%	.37%H
Expenses net of all reductions	.37%H	.37%	.37%	.37%	.37%H
Net investment income (loss)	2.29%H	1.15%	2.00%	2.12%	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$285,377	$243,781	$199,750	$167,422	$39,253
Portfolio turnover rateI	22%H	21%	17%	22%	17%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.1
Fidelity Series Government Money Market Fund 0.07%	15.3
Fidelity Series Inflation-Protected Bond Index Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.5
Fidelity Series Short-Term Credit Fund	3.5
Fidelity Series Commodity Strategy Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	2.1
Fidelity Series International Value Fund	2.1
84.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.1%
International Equity Funds	14.3%
Bond Funds	55.7%
Short-Term Funds	18.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 12/16/21
(Cost $69,995)	70,000	69,995
	Shares	Value

Domestic Equity Funds - 11.1%
Fidelity Series All-Sector Equity Fund (a)	266,737	$3,374,223
Fidelity Series Blue Chip Growth Fund (a)	332,284	5,333,152
Fidelity Series Commodity Strategy Fund (a)	6,786,965	28,165,903
Fidelity Series Growth Company Fund (a)	515,579	13,621,591
Fidelity Series Intrinsic Opportunities Fund (a)	710,955	13,906,272
Fidelity Series Large Cap Stock Fund (a)	659,362	12,066,321
Fidelity Series Large Cap Value Index Fund (a)	290,505	4,453,440
Fidelity Series Opportunistic Insights Fund (a)	307,495	7,007,806
Fidelity Series Small Cap Discovery Fund (a)	107,062	1,510,640
Fidelity Series Small Cap Opportunities Fund (a)	353,654	5,014,818
Fidelity Series Stock Selector Large Cap Value Fund (a)	682,780	10,234,872
Fidelity Series Value Discovery Fund (a)	472,957	7,855,814
TOTAL DOMESTIC EQUITY FUNDS
(Cost $79,508,139)		112,544,852

International Equity Funds - 14.3%
Fidelity Series Canada Fund (a)	571,586	7,796,434
Fidelity Series Emerging Markets Fund (a)	594,374	6,532,175
Fidelity Series Emerging Markets Opportunities Fund (a)	2,434,990	59,267,665
Fidelity Series International Growth Fund (a)	1,083,998	21,311,396
Fidelity Series International Small Cap Fund (a)	286,590	6,734,868
Fidelity Series International Value Fund (a)	1,895,348	21,303,710
Fidelity Series Overseas Fund (a)	1,528,946	21,267,642
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $96,720,842)		144,213,890

Bond Funds - 55.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	3,564,708	35,754,025
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	409,500	4,049,954
Fidelity Series Emerging Markets Debt Fund (a)	597,104	5,499,326
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	178,150	1,792,189
Fidelity Series Floating Rate High Income Fund (a)	115,676	1,075,787
Fidelity Series High Income Fund (a)	662,676	6,361,687
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,411,180	93,952,883
Fidelity Series International Credit Fund (a)	61,835	622,065
Fidelity Series International Developed Markets Bond Index Fund (a)	746,173	7,357,265
Fidelity Series Investment Grade Bond Fund (a)	32,017,858	374,288,762
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,334,290	27,874,665
Fidelity Series Real Estate Income Fund (a)	328,559	3,807,999
TOTAL BOND FUNDS
(Cost $539,862,403)		562,436,607

Short-Term Funds - 18.9%
Fidelity Cash Central Fund 0.06% (b)	695,437	695,576
Fidelity Series Government Money Market Fund 0.07% (a)(c)	154,226,773	154,226,773
Fidelity Series Short-Term Credit Fund (a)	3,499,476	35,519,677
TOTAL SHORT-TERM FUNDS
(Cost $189,819,368)		190,442,026
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $905,980,747)		1,009,707,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		18,142
NET ASSETS - 100%		$1,009,725,512

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$744,074	$1,120,890	$1,169,388	$146	$--	$--	$695,576	0.0%
Total	$744,074	$1,120,890	$1,169,388	$146	$--	$--	$695,576

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$35,896,369	$139,292	$--	$46	$(3,098)	$35,754,025
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	4,085,327	8,656	--	3	(26,720)	4,049,954
Fidelity Series All-Sector Equity Fund	3,900,019	85,965	916,522	--	125,110	179,651	3,374,223
Fidelity Series Blue Chip Growth Fund	6,189,024	1,224,834	1,813,789	935,704	663,720	(930,637)	5,333,152
Fidelity Series Canada Fund	6,754,581	1,775,353	1,152,551	--	134,331	284,720	7,796,434
Fidelity Series Commodity Strategy Fund	29,598,209	9,121,675	7,682,959	8,456,553	297,455	(3,168,477)	28,165,903
Fidelity Series Emerging Markets Debt Fund	5,721,042	284,694	589,879	124,100	(38,190)	121,659	5,499,326
Fidelity Series Emerging Markets Debt Local Currency Fund	1,868,386	112,815	198,596	--	304	9,280	1,792,189
Fidelity Series Emerging Markets Fund	8,111,803	625,359	1,850,967	--	306,049	(660,069)	6,532,175
Fidelity Series Emerging Markets Opportunities Fund	74,413,071	5,902,806	18,516,723	--	4,797,777	(7,329,266)	59,267,665
Fidelity Series Floating Rate High Income Fund	1,152,223	33,318	122,827	22,249	(8,326)	21,399	1,075,787
Fidelity Series Government Money Market Fund 0.07%	188,976,392	8,491,983	43,241,602	62,171	--	--	154,226,773
Fidelity Series Growth Company Fund	15,804,841	964,901	5,114,233	--	1,423,316	542,766	13,621,591
Fidelity Series High Income Fund	6,797,750	222,951	812,874	159,560	(17,807)	171,667	6,361,687
Fidelity Series Inflation-Protected Bond Index Fund	121,133,026	1,875,836	33,790,957	--	2,388,660	2,346,318	93,952,883
Fidelity Series International Credit Fund	609,358	7,779	--	7,779	--	4,928	622,065
Fidelity Series International Developed Markets Bond Index Fund	--	7,435,624	31,479	--	(134)	(46,746)	7,357,265
Fidelity Series International Growth Fund	18,928,030	4,099,291	3,431,440	--	538,815	1,176,700	21,311,396
Fidelity Series International Small Cap Fund	5,997,388	801,268	853,246	--	251,430	538,028	6,734,868
Fidelity Series International Value Fund	18,906,898	5,029,246	3,295,308	--	397,785	265,089	21,303,710
Fidelity Series Intrinsic Opportunities Fund	15,846,757	2,635,051	3,393,591	1,880,602	1,163,647	(2,345,592)	13,906,272
Fidelity Series Investment Grade Bond Fund	399,415,672	12,449,533	43,138,515	3,943,609	(669,272)	6,231,344	374,288,762
Fidelity Series Large Cap Stock Fund	13,854,228	1,022,365	2,819,306	748,970	773,767	(764,733)	12,066,321
Fidelity Series Large Cap Value Index Fund	5,106,767	60,842	946,270	--	259,940	(27,839)	4,453,440
Fidelity Series Long-Term Treasury Bond Index Fund	29,149,903	4,168,525	7,331,231	327,158	(662,988)	2,550,456	27,874,665
Fidelity Series Opportunistic Insights Fund	8,090,455	304,437	2,334,763	--	962,909	(15,232)	7,007,806
Fidelity Series Overseas Fund	18,959,926	4,074,474	3,659,237	--	547,760	1,344,719	21,267,642
Fidelity Series Real Estate Income Fund	4,102,779	112,413	603,794	74,174	50,703	145,898	3,807,999
Fidelity Series Short-Term Credit Fund	39,775,353	3,998,732	8,177,871	266,331	20,986	(97,523)	35,519,677
Fidelity Series Small Cap Discovery Fund	1,733,878	182,176	381,133	164,682	73,028	(97,309)	1,510,640
Fidelity Series Small Cap Opportunities Fund	5,799,007	1,366,062	1,205,751	1,197,093	402,529	(1,347,029)	5,014,818
Fidelity Series Stock Selector Large Cap Value Fund	11,710,240	290,112	2,374,848	--	699,688	(90,320)	10,234,872
Fidelity Series Value Discovery Fund	9,006,001	229,424	1,796,199	--	611,982	(195,394)	7,855,814
	$1,077,413,007	$118,971,540	$201,726,409	$18,370,735	$15,495,023	$(1,211,362)	$1,008,941,799

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$69,995	$--	$69,995	$--
Domestic Equity Funds	112,544,852	112,544,852	--	--
International Equity Funds	144,213,890	144,213,890	--	--
Bond Funds	562,436,607	562,436,607	--	--
Short-Term Funds	190,442,026	190,442,026	--	--
Total Investments in Securities:	$1,009,707,370	$1,009,637,375	$69,995	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $69,995)	$69,995
Fidelity Central Funds (cost $695,576)	695,576
Other affiliated issuers (cost $905,215,176)	1,008,941,799
Total Investment in Securities (cost $905,980,747)		$1,009,707,370
Cash		35,995
Receivable for investments sold		25,561,652
Receivable for fund shares sold		260,825
Distributions receivable from Fidelity Central Funds		30
Total assets		1,035,565,872
Liabilities
Payable for investments purchased	$24,613,437
Payable for fund shares redeemed	851,428
Accrued management fee	375,495
Total liabilities		25,840,360
Net Assets		$1,009,725,512
Net Assets consist of:
Paid in capital		$876,529,371
Total accumulated earnings (loss)		133,196,141
Net Assets		$1,009,725,512
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($605,065,406 ÷ 46,209,615 shares)		$13.09
Class K:
Net Asset Value, offering price and redemption price per share ($311,756,875 ÷ 23,845,086 shares)		$13.07
Class K6:
Net Asset Value, offering price and redemption price per share ($92,903,231 ÷ 7,121,841 shares)		$13.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,688,971
Interest		27
Income from Fidelity Central Funds		146
Total income		13,689,144
Expenses
Management fee	$2,301,256
Independent trustees' fees and expenses	1,398
Total expenses before reductions	2,302,654
Expense reductions	(5)
Total expenses after reductions		2,302,649
Net investment income (loss)		11,386,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	15,495,023
Futures contracts	19,543
Capital gain distributions from underlying funds:
Affiliated issuers	4,681,764
Total net realized gain (loss)		20,196,330
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(11)
Affiliated issuers	(1,211,362)
Total change in net unrealized appreciation (depreciation)		(1,211,373)
Net gain (loss)		18,984,957
Net increase (decrease) in net assets resulting from operations		$30,371,452

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,386,495	$11,512,158
Net realized gain (loss)	20,196,330	46,415,469
Change in net unrealized appreciation (depreciation)	(1,211,373)	100,776,421
Net increase (decrease) in net assets resulting from operations	30,371,452	158,704,048
Distributions to shareholders	(26,501,920)	(46,360,027)
Share transactions - net increase (decrease)	(72,412,378)	27,604,219
Total increase (decrease) in net assets	(68,542,846)	139,948,240
Net Assets
Beginning of period	1,078,268,358	938,320,118
End of period	$1,009,725,512	$1,078,268,358

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.06	$11.68	$12.20	$12.50	$12.20	$11.66
Income from Investment Operations
Net investment income (loss)A	.14	.14	.23	.24	.19	.20
Net realized and unrealized gain (loss)	.22	1.81	(.19)	.11	.59	.71
Total from investment operations	.36	1.95	.04	.35	.78	.91
Distributions from net investment income	(.02)	(.15)	(.24)	(.24)	(.18)	(.22)B
Distributions from net realized gain	(.32)	(.42)	(.31)	(.41)	(.30)	(.15)B
Total distributions	(.33)C	(.57)	(.56)C	(.65)	(.48)	(.37)
Net asset value, end of period	$13.09	$13.06	$11.68	$12.20	$12.50	$12.20
Total ReturnD,E	2.81%	16.89%	.12%	3.03%	6.43%	7.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.47%	.47%	.48%	.41%	- %I
Expenses net of fee waivers, if any	.47%H	.47%	.47%	.48%	.41%	-%
Expenses net of all reductions	.47%H	.47%	.47%	.48%	.41%	-%
Net investment income (loss)	2.15%H	1.07%	1.89%	1.98%	1.52%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$605,065	$629,098	$530,872	$563,036	$590,056	$583,754
Portfolio turnover rateJ	23%H	27%	24%	26%	23%K	31%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.04	$11.66	$12.18	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B	.15	.14	.24	.25	.21
Net realized and unrealized gain (loss)	.21	1.82	(.19)	.10	.15
Total from investment operations	.36	1.96	.05	.35	.36
Distributions from net investment income	(.02)	(.16)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.41)	(.19)
Total distributions	(.33)C	(.58)	(.57)C	(.66)C	(.35)
Net asset value, end of period	$13.07	$13.04	$11.66	$12.18	$12.49
Total ReturnD,E	2.82%	16.99%	.18%	3.00%	2.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.42%	.42%	.43%	.44%H
Expenses net of fee waivers, if any	.42%H	.42%	.42%	.43%	.44%H
Expenses net of all reductions	.42%H	.42%	.42%	.43%	.44%H
Net investment income (loss)	2.20%H	1.12%	1.94%	2.03%	2.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$311,757	$356,835	$338,902	$357,174	$422,622
Portfolio turnover rateI	23%H	27%	24%	26%	23%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$11.64	$12.17	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B	.15	.15	.25	.25	.20
Net realized and unrealized gain (loss)	.22	1.81	(.20)	.11	.29
Total from investment operations	.37	1.96	.05	.36	.49
Distributions from net investment income	(.02)	(.17)	(.27)	(.27)	(.16)
Distributions from net realized gain	(.32)	(.42)	(.31)	(.41)	(.19)
Total distributions	(.34)	(.59)	(.58)	(.68)	(.36)C
Net asset value, end of period	$13.04	$13.01	$11.64	$12.17	$12.49
Total ReturnD,E	2.84%	17.02%	.22%	3.15%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H,I	.37%	.37%	.38%I	.38%H
Expenses net of fee waivers, if any	.36%H,I	.37%	.37%	.38%I	.38%H
Expenses net of all reductions	.36%H,I	.37%	.37%	.38%I	.38%H
Net investment income (loss)	2.25%H	1.17%	1.99%	2.08%	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$92,903	$92,336	$68,546	$41,670	$9,983
Portfolio turnover rateJ	23%H	27%	24%	26%	23%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.7
Fidelity Series Government Money Market Fund 0.07%	12.2
Fidelity Series Inflation-Protected Bond Index Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Value Fund	2.8
Fidelity Series International Growth Fund	2.8
Fidelity Series Short-Term Credit Fund	2.8
Fidelity Series Overseas Fund	2.8
Fidelity Series Commodity Strategy Fund	2.8
77.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.5%
International Equity Funds	17.9%
Bond Funds	50.5%
Short-Term Funds	15.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 12/16/21
(Cost $369,973)	370,000	369,972
	Shares	Value

Domestic Equity Funds - 16.5%
Fidelity Series All-Sector Equity Fund (a)	2,317,578	$29,317,357
Fidelity Series Blue Chip Growth Fund (a)	2,885,564	46,313,307
Fidelity Series Commodity Strategy Fund (a)	35,866,276	148,845,044
Fidelity Series Growth Company Fund (a)	4,474,762	118,223,205
Fidelity Series Intrinsic Opportunities Fund (a)	6,168,276	120,651,486
Fidelity Series Large Cap Stock Fund (a)	5,720,619	104,687,332
Fidelity Series Large Cap Value Index Fund (a)	2,523,208	38,680,774
Fidelity Series Opportunistic Insights Fund (a)	2,669,688	60,842,198
Fidelity Series Small Cap Discovery Fund (a)	928,849	13,106,059
Fidelity Series Small Cap Opportunities Fund (a)	3,068,323	43,508,821
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,923,835	88,798,280
Fidelity Series Value Discovery Fund (a)	4,105,938	68,199,629
TOTAL DOMESTIC EQUITY FUNDS
(Cost $583,793,790)		881,173,492

International Equity Funds - 17.9%
Fidelity Series Canada Fund (a)	4,015,931	54,777,302
Fidelity Series Emerging Markets Fund (a)	3,662,349	40,249,219
Fidelity Series Emerging Markets Opportunities Fund (a)	14,999,429	365,086,111
Fidelity Series International Growth Fund (a)	7,598,367	149,383,885
Fidelity Series International Small Cap Fund (a)	2,002,441	47,057,375
Fidelity Series International Value Fund (a)	13,297,136	149,459,808
Fidelity Series Overseas Fund (a)	10,717,224	149,076,585
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $626,131,850)		955,090,285

Bond Funds - 50.5%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	12,884,533	129,231,869
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	4,969,964	49,152,941
Fidelity Series Emerging Markets Debt Fund (a)	3,152,453	29,034,092
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	938,792	9,444,246
Fidelity Series Floating Rate High Income Fund (a)	606,320	5,638,781
Fidelity Series High Income Fund (a)	3,501,786	33,617,149
Fidelity Series Inflation-Protected Bond Index Fund (a)	38,662,500	431,860,125
Fidelity Series International Credit Fund (a)	416,108	4,186,049
Fidelity Series International Developed Markets Bond Index Fund (a)	3,850,394	37,964,885
Fidelity Series Investment Grade Bond Fund (a)	153,474,833	1,794,120,798
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,932,801	149,918,213
Fidelity Series Real Estate Income Fund (a)	1,736,158	20,122,075
TOTAL BOND FUNDS
(Cost $2,586,973,714)		2,694,291,223

Short-Term Funds - 15.1%
Fidelity Cash Central Fund 0.06% (b)	4,218,193	4,219,037
Fidelity Series Government Money Market Fund 0.07% (a)(c)	648,018,405	648,018,405
Fidelity Series Short-Term Credit Fund (a)	14,703,760	149,243,167
TOTAL SHORT-TERM FUNDS
(Cost $798,857,357)		801,480,609
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,596,126,684)		5,332,405,581
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,997)
NET ASSETS - 100%		$5,332,290,584

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,295,661	$7,641,485	$7,718,110	$842	$--	$1	$4,219,037	0.0%
Total	$4,295,661	$7,641,485	$7,718,110	$842	$--	$1	$4,219,037

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$129,771,228	$539,426	$--	$67	$--	$129,231,869
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	49,797,612	164,529	--	(399)	(479,743)	49,152,941
Fidelity Series All-Sector Equity Fund	32,410,531	597,326	6,240,997	--	882,367	1,668,130	29,317,357
Fidelity Series Blue Chip Growth Fund	51,431,612	10,522,599	13,151,691	8,135,565	2,980,091	(5,469,304)	46,313,307
Fidelity Series Canada Fund	48,634,875	10,199,185	7,147,863	--	711,991	2,379,114	54,777,302
Fidelity Series Commodity Strategy Fund	153,314,305	47,287,672	36,177,372	44,965,629	795,486	(16,375,047)	148,845,044
Fidelity Series Emerging Markets Debt Fund	29,464,295	1,490,941	2,346,417	652,839	(125,563)	550,836	29,034,092
Fidelity Series Emerging Markets Debt Local Currency Fund	9,656,836	521,176	777,251	--	1,166	42,319	9,444,246
Fidelity Series Emerging Markets Fund	48,314,413	3,330,774	9,173,573	--	1,486,751	(3,709,146)	40,249,219
Fidelity Series Emerging Markets Opportunities Fund	441,066,223	31,075,704	90,839,151	--	25,058,833	(41,275,498)	365,086,111
Fidelity Series Floating Rate High Income Fund	5,935,721	121,898	487,231	116,494	(32,288)	100,681	5,638,781
Fidelity Series Government Money Market Fund 0.07%	786,773,183	35,965,199	174,719,977	263,662	--	--	648,018,405
Fidelity Series Growth Company Fund	131,328,256	7,385,425	37,047,848	--	7,571,442	8,985,930	118,223,205
Fidelity Series High Income Fund	35,028,537	866,222	3,081,269	835,271	16,251	787,408	33,617,149
Fidelity Series Inflation-Protected Bond Index Fund	541,960,921	7,255,799	138,891,834	--	11,765,795	9,769,444	431,860,125
Fidelity Series International Credit Fund	4,100,541	52,346	--	52,346	--	33,162	4,186,049
Fidelity Series International Developed Markets Bond Index Fund	--	38,379,828	178,323	--	(1,211)	(235,409)	37,964,885
Fidelity Series International Growth Fund	136,287,006	21,472,412	20,893,117	--	1,659,347	10,858,237	149,383,885
Fidelity Series International Small Cap Fund	43,185,359	3,059,946	4,856,464	--	1,447,373	4,221,161	47,057,375
Fidelity Series International Value Fund	136,135,624	28,146,656	19,639,251	--	2,427,372	2,389,407	149,459,808
Fidelity Series Intrinsic Opportunities Fund	131,704,442	20,421,894	20,930,341	16,350,708	6,939,770	(17,484,279)	120,651,486
Fidelity Series Investment Grade Bond Fund	1,874,217,150	62,296,468	168,737,100	18,888,352	(886,507)	27,230,787	1,794,120,798
Fidelity Series Large Cap Stock Fund	115,140,392	7,018,015	17,290,736	6,471,175	6,598,593	(6,778,932)	104,687,332
Fidelity Series Large Cap Value Index Fund	42,442,922	157,270	5,845,057	--	2,020,694	(95,055)	38,680,774
Fidelity Series Long-Term Treasury Bond Index Fund	151,065,548	23,726,454	34,755,859	1,727,357	(3,071,087)	12,953,157	149,918,213
Fidelity Series Opportunistic Insights Fund	67,233,767	2,451,429	16,822,308	--	6,060,179	1,919,131	60,842,198
Fidelity Series Overseas Fund	136,515,566	20,868,054	22,017,895	--	3,271,272	10,439,588	149,076,585
Fidelity Series Real Estate Income Fund	21,227,426	412,912	2,546,146	394,231	297,911	729,972	20,122,075
Fidelity Series Short-Term Credit Fund	165,002,037	14,975,974	30,406,515	1,126,811	78,574	(406,903)	149,243,167
Fidelity Series Small Cap Discovery Fund	14,409,248	1,423,451	2,494,088	1,410,605	462,436	(694,988)	13,106,059
Fidelity Series Small Cap Opportunities Fund	48,190,572	11,751,407	8,142,219	10,408,084	2,594,425	(10,885,364)	43,508,821
Fidelity Series Stock Selector Large Cap Value Fund	97,326,116	1,069,943	14,653,672	--	4,618,967	436,926	88,798,280
Fidelity Series Value Discovery Fund	74,848,814	1,087,527	11,169,845	--	4,229,907	(796,774)	68,199,629
	$5,574,352,238	$594,960,746	$922,165,365	$111,799,129	$89,860,005	$(9,191,052)	$5,327,816,572

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$369,972	$--	$369,972	$--
Domestic Equity Funds	881,173,492	881,173,492	--	--
International Equity Funds	955,090,285	955,090,285	--	--
Bond Funds	2,694,291,223	2,694,291,223	--	--
Short-Term Funds	801,480,609	801,480,609	--	--
Total Investments in Securities:	$5,332,405,581	$5,332,035,609	$369,972	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $369,973)	$369,972
Fidelity Central Funds (cost $4,218,827)	4,219,037
Other affiliated issuers (cost $4,591,537,884)	5,327,816,572
Total Investment in Securities (cost $4,596,126,684)		$5,332,405,581
Receivable for investments sold		134,498,740
Receivable for fund shares sold		759,379
Distributions receivable from Fidelity Central Funds		183
Total assets		5,467,663,883
Liabilities
Payable for investments purchased	$123,148,179
Payable for fund shares redeemed	10,059,891
Accrued management fee	2,165,229
Total liabilities		135,373,299
Net Assets		$5,332,290,584
Net Assets consist of:
Paid in capital		$4,413,488,064
Total accumulated earnings (loss)		918,802,520
Net Assets		$5,332,290,584
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,756,553,131 ÷ 229,528,141 shares)		$16.37
Class K:
Net Asset Value, offering price and redemption price per share ($1,244,387,622 ÷ 76,055,823 shares)		$16.36
Class K6:
Net Asset Value, offering price and redemption price per share ($331,349,831 ÷ 20,328,957 shares)		$16.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$71,323,068
Interest		135
Income from Fidelity Central Funds		842
Total income		71,324,045
Expenses
Management fee	$13,181,448
Independent trustees' fees and expenses	7,316
Total expenses before reductions	13,188,764
Expense reductions	(2)
Total expenses after reductions		13,188,762
Net investment income (loss)		58,135,283
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	89,860,005
Futures contracts	395,363
Capital gain distributions from underlying funds:
Affiliated issuers	40,476,061
Total net realized gain (loss)		130,731,429
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(56)
Fidelity Central Funds	1
Other affiliated issuers	(9,191,052)
Total change in net unrealized appreciation (depreciation)		(9,191,107)
Net gain (loss)		121,540,322
Net increase (decrease) in net assets resulting from operations		$179,675,605

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,135,283	$59,645,681
Net realized gain (loss)	130,731,429	336,501,220
Change in net unrealized appreciation (depreciation)	(9,191,107)	664,809,268
Net increase (decrease) in net assets resulting from operations	179,675,605	1,060,956,169
Distributions to shareholders	(191,030,213)	(330,175,332)
Share transactions - net increase (decrease)	(235,568,101)	(125,322,115)
Total increase (decrease) in net assets	(246,922,709)	605,458,722
Net Assets
Beginning of period	5,579,213,293	4,973,754,571
End of period	$5,332,290,584	$5,579,213,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.42	$14.31	$15.35	$15.98	$15.56	$14.75
Income from Investment Operations
Net investment income (loss)A	.17	.17	.29	.29	.24	.26
Net realized and unrealized gain (loss)	.36	2.92	(.43)	.12	.95	1.08
Total from investment operations	.53	3.09	(.14)	.41	1.19	1.34
Distributions from net investment income	(.02)	(.20)	(.31)	(.30)	(.23)	(.26)
Distributions from net realized gain	(.56)	(.78)	(.60)	(.74)	(.54)	(.26)
Total distributions	(.58)	(.98)	(.90)B	(1.04)	(.77)	(.53)B
Net asset value, end of period	$16.37	$16.42	$14.31	$15.35	$15.98	$15.56
Total ReturnC,D	3.24%	22.04%	(1.25)%	2.89%	7.74%	9.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.51%	.52%	.52%H	.44%	- %I
Expenses net of fee waivers, if any	.50%G	.51%	.52%	.52%H	.44%	-%
Expenses net of all reductions	.50%G	.51%	.52%	.52%H	.44%	-%
Net investment income (loss)	2.09%G	1.08%	1.84%	1.90%	1.47%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$3,756,553	$3,814,845	$3,284,758	$3,724,077	$4,038,370	$4,137,360
Portfolio turnover rateJ	22%G	24%	18%	20%	19%K	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.41	$14.30	$15.34	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B	.18	.18	.30	.30	.27
Net realized and unrealized gain (loss)	.35	2.92	(.43)	.12	.31
Total from investment operations	.53	3.10	(.13)	.42	.58
Distributions from net investment income	(.02)	(.20)	(.31)	(.31)	(.22)
Distributions from net realized gain	(.56)	(.78)	(.60)	(.74)	(.35)
Total distributions	(.58)	(.99)C	(.91)	(1.05)	(.57)
Net asset value, end of period	$16.36	$16.41	$14.30	$15.34	$15.97
Total ReturnD,E	3.25%	22.11%	(1.21)%	2.95%	3.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.45%	.45%	.46%	.47%H
Expenses net of fee waivers, if any	.44%H	.45%	.45%	.46%	.47%H
Expenses net of all reductions	.44%H	.45%	.45%	.46%	.47%H
Net investment income (loss)	2.14%H	1.14%	1.91%	1.96%	2.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,244,388	$1,444,009	$1,431,597	$1,909,779	$2,396,182
Portfolio turnover rateI	22%H	24%	18%	20%	19%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.35	$14.25	$15.30	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B	.18	.19	.30	.31	.27
Net realized and unrealized gain (loss)	.35	2.91	(.42)	.11	.50
Total from investment operations	.53	3.10	(.12)	.42	.77
Distributions from net investment income	(.02)	(.22)	(.34)	(.35)	(.22)
Distributions from net realized gain	(.56)	(.78)	(.60)	(.74)	(.35)
Total distributions	(.58)	(1.00)	(.93)C	(1.09)	(.57)
Net asset value, end of period	$16.30	$16.35	$14.25	$15.30	$15.97
Total ReturnD,E	3.29%	22.23%	(1.14)%	2.96%	4.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.38%	.39%	.39%	.40%H
Expenses net of fee waivers, if any	.38%H	.38%	.39%	.39%	.40%H
Expenses net of all reductions	.38%H	.38%	.39%	.39%	.40%H
Net investment income (loss)	2.20%H	1.20%	1.97%	2.03%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$331,350	$320,359	$257,400	$213,620	$59,797
Portfolio turnover rateI	22%H	24%	18%	20%	19%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.0
Fidelity Series Government Money Market Fund 0.07%	9.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series International Value Fund	3.5
Fidelity Series International Growth Fund	3.5
Fidelity Series Overseas Fund	3.5
Fidelity Series Intrinsic Opportunities Fund	3.2
Fidelity Series Growth Company Fund	3.1
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
73.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.0%
International Equity Funds	21.6%
Bond Funds	45.3%
Short-Term Funds	11.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/16/21 to 12/23/21
(Cost $1,009,927)	1,010,000	1,009,920
	Shares	Value

Domestic Equity Funds - 22.0%
Fidelity Series All-Sector Equity Fund (a)	4,840,820	$61,236,377
Fidelity Series Blue Chip Growth Fund (a)	6,025,535	96,709,837
Fidelity Series Commodity Strategy Fund (a)	53,628,313	222,557,499
Fidelity Series Growth Company Fund (a)	9,341,517	246,802,873
Fidelity Series Intrinsic Opportunities Fund (a)	12,874,412	251,823,502
Fidelity Series Large Cap Stock Fund (a)	11,940,102	218,503,870
Fidelity Series Large Cap Value Index Fund (a)	5,269,393	80,779,795
Fidelity Series Opportunistic Insights Fund (a)	5,574,243	127,037,000
Fidelity Series Small Cap Discovery Fund (a)	1,938,674	27,354,686
Fidelity Series Small Cap Opportunities Fund (a)	6,404,176	90,811,213
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,364,219	185,339,650
Fidelity Series Value Discovery Fund (a)	8,572,700	142,392,555
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,126,039,123)		1,751,348,857

International Equity Funds - 21.6%
Fidelity Series Canada Fund (a)	7,516,978	102,531,581
Fidelity Series Emerging Markets Fund (a)	6,264,364	68,845,356
Fidelity Series Emerging Markets Opportunities Fund (a)	25,645,097	624,201,660
Fidelity Series International Growth Fund (a)	14,200,970	279,191,076
Fidelity Series International Small Cap Fund (a)	3,735,991	87,795,798
Fidelity Series International Value Fund (a)	24,865,151	279,484,298
Fidelity Series Overseas Fund (a)	20,029,907	278,616,009
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,122,838,557)		1,720,665,778

Bond Funds - 45.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	10,344,295	103,753,281
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	11,625,144	114,972,675
Fidelity Series Emerging Markets Debt Fund (a)	4,710,895	43,387,341
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,401,274	14,096,817
Fidelity Series Floating Rate High Income Fund (a)	897,706	8,348,662
Fidelity Series High Income Fund (a)	5,235,720	50,262,911
Fidelity Series Inflation-Protected Bond Index Fund (a)	50,313,076	561,997,055
Fidelity Series International Credit Fund (a)	632,715	6,365,112
Fidelity Series International Developed Markets Bond Index Fund (a)	5,741,581	56,611,990
Fidelity Series Investment Grade Bond Fund (a)	204,400,789	2,389,445,227
Fidelity Series Long-Term Treasury Bond Index Fund (a)	27,188,822	227,298,550
Fidelity Series Real Estate Income Fund (a)	2,595,813	30,085,473
TOTAL BOND FUNDS
(Cost $3,441,667,541)		3,606,625,094

Short-Term Funds - 11.1%
Fidelity Cash Central Fund 0.06% (b)	6,504,080	6,505,380
Fidelity Series Government Money Market Fund 0.07% (a)(c)	716,748,515	716,748,515
Fidelity Series Short-Term Credit Fund (a)	16,264,212	165,081,755
TOTAL SHORT-TERM FUNDS
(Cost $885,543,540)		888,335,650
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,577,098,688)		7,967,985,299
NET OTHER ASSETS (LIABILITIES) - 0.0%		(170,258)
NET ASSETS - 100%		$7,967,815,041

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$6,988,999	$11,951,270	$12,434,888	$1,289	$--	$(1)	$6,505,380	0.0%
Total	$6,988,999	$11,951,270	$12,434,888	$1,289	$--	$(1)	$6,505,380

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund.	$--	$104,281,174	$528,479	$--	$548	$38	$103,753,281
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	116,512,451	505,225	--	274	(1,034,825)	114,972,675
Fidelity Series All-Sector Equity Fund	67,122,546	1,448,512	12,606,114	--	2,391,606	2,879,827	61,236,377
Fidelity Series Blue Chip Growth Fund	106,511,925	22,223,138	26,730,798	16,982,577	4,876,915	(10,171,343)	96,709,837
Fidelity Series Canada Fund	93,550,247	15,946,076	12,983,027	--	1,154,399	4,863,886	102,531,581
Fidelity Series Commodity Strategy Fund	229,947,348	71,477,723	55,488,401	67,369,022	346,585	(23,725,756)	222,557,499
Fidelity Series Emerging Markets Debt Fund	43,966,996	2,760,004	3,977,765	978,580	(212,115)	850,221	43,387,341
Fidelity Series Emerging Markets Debt Local Currency Fund	14,464,721	855,687	1,287,319	--	1,919	61,809	14,096,817
Fidelity Series Emerging Markets Fund	81,890,440	5,933,795	15,138,287	--	2,536,410	(6,377,002)	68,845,356
Fidelity Series Emerging Markets Opportunities Fund	746,832,186	49,307,081	143,585,850	--	39,359,841	(67,711,598)	624,201,660
Fidelity Series Floating Rate High Income Fund	8,858,462	191,098	802,205	172,819	(54,455)	155,762	8,348,662
Fidelity Series Government Money Market Fund 0.07%	892,734,677	50,945,859	226,932,021	297,836	--	--	716,748,515
Fidelity Series Growth Company Fund	271,937,390	16,181,275	75,575,437	--	12,118,603	22,141,042	246,802,873
Fidelity Series High Income Fund	52,304,464	1,433,859	4,667,394	1,239,489	(16,104)	1,208,086	50,262,911
Fidelity Series Inflation-Protected Bond Index Fund	705,040,505	14,279,970	185,338,962	--	13,851,632	14,163,910	561,997,055
Fidelity Series International Credit Fund	6,235,092	79,596	--	79,596	--	50,424	6,365,112
Fidelity Series International Developed Markets Bond Index Fund	--	57,290,245	325,218	--	(1,659)	(351,378)	56,611,990
Fidelity Series International Growth Fund	262,153,029	31,787,992	38,933,117	--	2,300,250	21,882,922	279,191,076
Fidelity Series International Small Cap Fund	83,072,296	3,461,878	9,575,879	--	3,115,222	7,722,281	87,795,798
Fidelity Series International Value Fund	261,861,757	45,054,898	36,775,262	--	4,693,839	4,649,066	279,484,298
Fidelity Series Intrinsic Opportunities Fund	272,770,236	45,523,149	44,306,397	34,131,031	13,239,807	(35,403,293)	251,823,502
Fidelity Series Investment Grade Bond Fund	2,499,373,727	105,960,242	251,111,519	25,164,008	(1,381,673)	36,604,450	2,389,445,227
Fidelity Series Large Cap Stock Fund	238,464,957	15,673,133	35,100,592	13,475,937	12,997,485	(13,531,113)	218,503,870
Fidelity Series Large Cap Value Index Fund	87,903,646	1,022,916	12,114,239	--	3,632,143	335,329	80,779,795
Fidelity Series Long-Term Treasury Bond Index Fund	226,426,299	40,556,662	54,453,140	2,589,854	(4,955,310)	19,724,039	227,298,550
Fidelity Series Opportunistic Insights Fund	139,229,148	5,462,635	34,155,663	--	10,574,163	5,926,717	127,037,000
Fidelity Series Overseas Fund	262,591,530	31,022,392	41,335,508	--	6,460,701	19,876,894	278,616,009
Fidelity Series Real Estate Income Fund	31,836,532	654,212	3,944,416	590,875	444,621	1,094,524	30,085,473
Fidelity Series Short-Term Credit Fund	186,921,427	17,189,233	38,664,330	1,270,522	160,353	(524,928)	165,081,755
Fidelity Series Small Cap Discovery Fund	29,841,945	3,097,048	5,098,535	2,922,101	950,093	(1,435,865)	27,354,686
Fidelity Series Small Cap Opportunities Fund	99,802,515	24,905,606	16,548,562	21,726,026	5,258,847	(22,607,193)	90,811,213
Fidelity Series Stock Selector Large Cap Value Fund	201,570,139	4,125,188	30,768,406	--	9,070,967	1,341,762	185,339,650
Fidelity Series Value Discovery Fund	155,017,330	3,640,260	23,335,747	--	8,250,878	(1,180,166)	142,392,555
	$8,360,233,512	$910,284,987	$1,442,693,814	$188,990,273	$151,166,785	$(18,521,471)	$7,960,469,999

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,009,920	$--	$1,009,920	$--
Domestic Equity Funds	1,751,348,857	1,751,348,857	--	--
International Equity Funds	1,720,665,778	1,720,665,778	--	--
Bond Funds	3,606,625,094	3,606,625,094	--	--
Short-Term Funds	888,335,650	888,335,650	--	--
Total Investments in Securities:	$7,967,985,299	$7,966,975,379	$1,009,920	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,009,927)	$1,009,920
Fidelity Central Funds (cost $6,505,038)	6,505,380
Other affiliated issuers (cost $6,569,583,723)	7,960,469,999
Total Investment in Securities (cost $6,577,098,688)		$7,967,985,299
Receivable for investments sold		179,664,615
Receivable for fund shares sold		2,891,314
Distributions receivable from Fidelity Central Funds		286
Other receivables		5,303
Total assets		8,150,546,817
Liabilities
Payable for investments purchased	$160,376,798
Payable for fund shares redeemed	18,892,980
Accrued management fee	3,456,695
Other payables and accrued expenses	5,303
Total liabilities		182,731,776
Net Assets		$7,967,815,041
Net Assets consist of:
Paid in capital		$6,266,718,493
Total accumulated earnings (loss)		1,701,096,548
Net Assets		$7,967,815,041
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($4,974,782,350 ÷ 365,498,408 shares)		$13.61
Class K:
Net Asset Value, offering price and redemption price per share ($2,298,899,223 ÷ 169,073,394 shares)		$13.60
Class K6:
Net Asset Value, offering price and redemption price per share ($694,133,468 ÷ 51,200,381 shares)		$13.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$104,705,896
Interest		199
Income from Fidelity Central Funds		1,289
Total income		104,707,384
Expenses
Management fee	$21,061,440
Independent trustees' fees and expenses	10,946
Total expenses before reductions	21,072,386
Expense reductions	(1)
Total expenses after reductions		21,072,385
Net investment income (loss)		83,634,999
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	151,166,785
Futures contracts	1,074,334
Capital gain distributions from underlying funds:
Affiliated issuers	84,284,377
Total net realized gain (loss)		236,525,496
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(90)
Fidelity Central Funds	(1)
Other affiliated issuers	(18,521,471)
Total change in net unrealized appreciation (depreciation)		(18,521,562)
Net gain (loss)		218,003,934
Net increase (decrease) in net assets resulting from operations		$301,638,933

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,634,999	$88,950,049
Net realized gain (loss)	236,525,496	583,868,523
Change in net unrealized appreciation (depreciation)	(18,521,562)	1,228,902,770
Net increase (decrease) in net assets resulting from operations	301,638,933	1,901,721,342
Distributions to shareholders	(333,754,759)	(559,387,838)
Share transactions - net increase (decrease)	(368,258,057)	(234,210,686)
Total increase (decrease) in net assets	(400,373,883)	1,108,122,818
Net Assets
Beginning of period	8,368,188,924	7,260,066,106
End of period	$7,967,815,041	$8,368,188,924

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$11.53	$12.68	$13.33	$12.82	$12.03
Income from Investment Operations
Net investment income (loss)A	.14	.14	.23	.23	.19	.21
Net realized and unrealized gain (loss)	.34	2.94	(.52)	.08	.97	1.04
Total from investment operations	.48	3.08	(.29)	.31	1.16	1.25
Distributions from net investment income	(.01)	(.16)	(.24)	(.24)	(.19)	(.21)
Distributions from net realized gain	(.55)	(.76)	(.62)	(.73)	(.46)	(.24)
Total distributions	(.56)	(.92)	(.86)	(.96)B	(.65)	(.46)B
Net asset value, end of period	$13.61	$13.69	$11.53	$12.68	$13.33	$12.82
Total ReturnC,D	3.58%	27.45%	(2.80)%	2.74%	9.15%	10.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.55%	.56%	.57%	.48%	- %H
Expenses net of fee waivers, if any	.54%G	.55%	.56%	.57%	.48%	-%
Expenses net of all reductions	.54%G	.55%	.56%	.57%	.48%	-%
Net investment income (loss)	1.99%G	1.07%	1.80%	1.82%	1.40%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$4,974,782	$5,028,435	$4,174,065	$4,946,449	$5,380,580	$5,327,313
Portfolio turnover rateI	22%G	26%	21%	19%	23%J	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.67	$11.52	$12.66	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B	.14	.15	.24	.24	.22
Net realized and unrealized gain (loss)	.35	2.93	(.51)	.08	.34
Total from investment operations	.49	3.08	(.27)	.32	.56
Distributions from net investment income	(.01)	(.17)	(.25)	(.25)	(.18)
Distributions from net realized gain	(.55)	(.76)	(.62)	(.73)	(.29)
Total distributions	(.56)	(.93)	(.87)	(.97)C	(.46)C
Net asset value, end of period	$13.60	$13.67	$11.52	$12.66	$13.31
Total ReturnD,E	3.67%	27.45%	(2.67)%	2.80%	4.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.48%	.49%	.50%	.51%H,I
Expenses net of fee waivers, if any	.48%H	.48%	.49%	.50%	.51%H,I
Expenses net of all reductions	.48%H	.48%	.49%	.50%	.51%H,I
Net investment income (loss)	2.06%H	1.14%	1.87%	1.89%	2.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,298,899	$2,592,940	$2,524,326	$3,471,921	$4,624,065
Portfolio turnover rateJ	22%H	26%	21%	19%	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$11.49	$12.64	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B	.15	.16	.25	.25	.21
Net realized and unrealized gain (loss)	.35	2.92	(.51)	.08	.55
Total from investment operations	.50	3.08	(.26)	.33	.76
Distributions from net investment income	(.01)	(.18)	(.27)	(.28)	(.18)
Distributions from net realized gain	(.55)	(.76)	(.62)	(.73)	(.29)
Total distributions	(.57)C	(.94)	(.89)	(1.01)	(.47)
Net asset value, end of period	$13.56	$13.63	$11.49	$12.64	$13.32
Total ReturnD,E	3.70%	27.58%	(2.61)%	2.87%	5.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%	.41%	.41%	.42%H
Expenses net of fee waivers, if any	.40%H	.40%	.41%	.41%	.42%H
Expenses net of all reductions	.40%H	.40%	.41%	.41%	.42%H
Net investment income (loss)	2.13%H	1.22%	1.95%	1.97%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$694,133	$746,814	$561,675	$488,156	$114,268
Portfolio turnover rateI	22%H	26%	21%	19%	23%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.2
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Inflation-Protected Bond Index Fund	6.1
Fidelity Series Government Money Market Fund 0.07%	5.8
Fidelity Series International Value Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series Overseas Fund	4.2
Fidelity Series Intrinsic Opportunities Fund	4.1
Fidelity Series Growth Company Fund	4.0
Fidelity Series Large Cap Stock Fund	3.5
71.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	25.3%
Bond Funds	39.9%
Short-Term Funds	7.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 11/26/21 to 12/23/21
(Cost $3,189,772)	3,190,000	3,189,746
	Shares	Value

Domestic Equity Funds - 27.5%
Fidelity Series All-Sector Equity Fund (a)	19,253,957	$243,562,551
Fidelity Series Blue Chip Growth Fund (a)	23,959,948	384,557,168
Fidelity Series Commodity Strategy Fund (a)	165,659,502	687,486,932
Fidelity Series Growth Company Fund (a)	37,135,742	981,126,294
Fidelity Series Intrinsic Opportunities Fund (a)	51,171,814	1,000,920,684
Fidelity Series Large Cap Stock Fund (a)	47,458,431	868,489,281
Fidelity Series Large Cap Value Index Fund (a)	20,954,730	321,236,010
Fidelity Series Opportunistic Insights Fund (a)	22,163,064	505,096,221
Fidelity Series Small Cap Discovery Fund (a)	7,705,611	108,726,172
Fidelity Series Small Cap Opportunities Fund (a)	25,454,602	360,946,255
Fidelity Series Stock Selector Large Cap Value Fund (a)	49,143,687	736,663,868
Fidelity Series Value Discovery Fund (a)	34,083,744	566,130,984
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,314,449,622)		6,764,942,420

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	27,953,717	381,288,705
Fidelity Series Emerging Markets Fund (a)	21,848,907	240,119,491
Fidelity Series Emerging Markets Opportunities Fund (a)	89,348,681	2,174,746,898
Fidelity Series International Growth Fund (a)	52,706,866	1,036,216,985
Fidelity Series International Small Cap Fund (a)	13,834,966	325,121,694
Fidelity Series International Value Fund (a)	92,353,445	1,038,052,720
Fidelity Series Overseas Fund (a)	74,340,878	1,034,081,616
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,094,842,878)		6,229,628,109

Bond Funds - 39.9%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	4,189,485	42,020,538
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	48,643,187	481,081,124
Fidelity Series Emerging Markets Debt Fund (a)	14,597,434	134,442,365
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,311,348	43,372,164
Fidelity Series Floating Rate High Income Fund (a)	2,742,535	25,505,579
Fidelity Series High Income Fund (a)	16,172,836	155,259,227
Fidelity Series Inflation-Protected Bond Index Fund (a)	133,374,498	1,489,793,137
Fidelity Series International Credit Fund (a)	2,148,717	21,616,095
Fidelity Series International Developed Markets Bond Index Fund (a)	17,558,258	173,124,426
Fidelity Series Investment Grade Bond Fund (a)	551,193,421	6,443,451,090
Fidelity Series Long-Term Treasury Bond Index Fund (a)	85,488,532	714,684,128
Fidelity Series Real Estate Income Fund (a)	8,018,140	92,930,238
TOTAL BOND FUNDS
(Cost $9,429,410,432)		9,817,280,111

Short-Term Funds - 7.3%
Fidelity Cash Central Fund 0.06% (b)	18,333,738	18,337,405
Fidelity Series Government Money Market Fund 0.07% (a)(c)	1,433,219,279	1,433,219,279
Fidelity Series Short-Term Credit Fund (a)	32,523,640	330,114,945
TOTAL SHORT-TERM FUNDS
(Cost $1,776,107,880)		1,781,671,629
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,618,000,584)		24,596,712,015
NET OTHER ASSETS (LIABILITIES) - 0.0%		(531,251)
NET ASSETS - 100%		$24,596,180,764

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$28,085,985	$30,768,617	$40,517,198	$3,694	$--	$1	$18,337,405	0.0%
Total	$28,085,985	$30,768,617	$40,517,198	$3,694	$--	$1	$18,337,405

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$42,209,149	$188,747	$--	$136	$--	$42,020,538
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	487,307,099	2,063,709	--	(782)	(4,161,484)	481,081,124
Fidelity Series All-Sector Equity Fund	267,552,400	6,180,954	51,108,544	--	9,571,386	11,366,355	243,562,551
Fidelity Series Blue Chip Growth Fund	424,519,598	88,995,601	107,855,166	67,579,224	17,441,051	(38,543,916)	384,557,168
Fidelity Series Canada Fund	356,967,222	49,923,930	48,704,457	--	4,218,582	18,883,428	381,288,705
Fidelity Series Commodity Strategy Fund	722,563,061	221,360,011	184,639,989	208,892,634	542,151	(72,338,302)	687,486,932
Fidelity Series Emerging Markets Debt Fund	137,745,234	9,639,446	14,974,967	3,062,489	(841,501)	2,874,153	134,442,365
Fidelity Series Emerging Markets Debt Local Currency Fund	45,232,590	2,835,933	4,899,820	--	7,581	195,880	43,372,164
Fidelity Series Emerging Markets Fund	285,942,410	18,280,503	50,798,358	--	9,624,771	(22,929,835)	240,119,491
Fidelity Series Emerging Markets Opportunities Fund	2,606,073,878	165,701,133	498,087,204	--	128,028,528	(226,969,437)	2,174,746,898
Fidelity Series Floating Rate High Income Fund	27,690,771	535,162	3,032,935	531,943	(218,290)	530,871	25,505,579
Fidelity Series Government Money Market Fund 0.07%	1,944,701,355	104,011,335	615,493,411	631,662	--	--	1,433,219,279
Fidelity Series Growth Company Fund	1,083,608,135	63,058,284	301,614,013	--	46,155,890	89,917,998	981,126,294
Fidelity Series High Income Fund	163,567,784	5,941,885	17,945,633	3,836,020	(6,365)	3,701,556	155,259,227
Fidelity Series Inflation-Protected Bond Index Fund	1,882,482,550	45,962,021	512,907,708	--	33,625,220	40,631,054	1,489,793,137
Fidelity Series International Credit Fund	21,174,543	270,309	--	270,309	--	171,243	21,616,095
Fidelity Series International Developed Markets Bond Index Fund	--	175,138,988	943,733	--	(5,518)	(1,065,311)	173,124,426
Fidelity Series International Growth Fund	1,000,332,240	93,192,307	149,482,098	--	8,987,358	83,187,178	1,036,216,985
Fidelity Series International Small Cap Fund	317,007,679	6,048,111	38,824,268	--	15,548,684	25,341,488	325,121,694
Fidelity Series International Value Fund	999,223,799	143,659,322	140,617,597	--	17,237,547	18,549,649	1,038,052,720
Fidelity Series Intrinsic Opportunities Fund	1,087,297,100	175,914,140	174,153,391	135,816,495	51,691,704	(139,828,869)	1,000,920,684
Fidelity Series Investment Grade Bond Fund	6,865,225,081	320,882,079	839,226,572	68,375,393	(4,101,075)	100,671,577	6,443,451,090
Fidelity Series Large Cap Stock Fund	950,543,675	55,461,578	135,547,704	53,385,892	40,625,593	(42,593,861)	868,489,281
Fidelity Series Large Cap Value Index Fund	350,395,752	2,981,505	47,879,305	--	13,888,496	1,849,562	321,236,010
Fidelity Series Long-Term Treasury Bond Index Fund	710,546,169	139,377,335	181,202,806	8,066,528	(16,549,249)	62,512,679	714,684,128
Fidelity Series Opportunistic Insights Fund	554,942,168	22,121,259	137,408,186	--	37,812,973	27,628,007	505,096,221
Fidelity Series Overseas Fund	1,002,002,952	90,416,427	158,250,096	--	24,857,306	75,055,027	1,034,081,616
Fidelity Series Real Estate Income Fund	99,977,363	1,842,715	13,695,544	1,831,439	1,556,988	3,248,716	92,930,238
Fidelity Series Short-Term Credit Fund	405,961,739	33,593,398	108,685,937	2,704,112	935,254	(1,689,509)	330,114,945
Fidelity Series Small Cap Discovery Fund	118,953,675	12,052,074	20,353,737	11,602,723	3,916,376	(5,842,216)	108,726,172
Fidelity Series Small Cap Opportunities Fund	397,851,709	100,333,989	68,197,859	86,452,988	19,505,132	(88,546,716)	360,946,255
Fidelity Series Stock Selector Large Cap Value Fund	803,489,378	12,033,576	120,156,490	--	36,222,558	5,074,846	736,663,868
Fidelity Series Value Discovery Fund	617,915,215	11,886,010	91,703,158	--	33,409,326	(5,376,409)	566,130,984
	$26,251,487,225	$2,709,147,568	$4,840,643,142	$653,039,851	$533,687,811	$(78,494,598)	$24,575,184,864

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$3,189,746	$--	$3,189,746	$--
Domestic Equity Funds	6,764,942,420	6,764,942,420	--	--
International Equity Funds	6,229,628,109	6,229,628,109	--	--
Bond Funds	9,817,280,111	9,817,280,111	--	--
Short-Term Funds	1,781,671,629	1,781,671,629	--	--
Total Investments in Securities:	$24,596,712,015	$24,593,522,269	$3,189,746	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,189,772)	$3,189,746
Fidelity Central Funds (cost $18,336,543)	18,337,405
Other affiliated issuers (cost $19,596,474,269)	24,575,184,864
Total Investment in Securities (cost $19,618,000,584)		$24,596,712,015
Cash		14,175
Receivable for investments sold		487,245,191
Receivable for fund shares sold		19,621,551
Distributions receivable from Fidelity Central Funds		794
Other receivables		332,211
Total assets		25,103,925,937
Liabilities
Payable for investments purchased	$435,930,429
Payable for fund shares redeemed	60,139,699
Accrued management fee	11,342,834
Other payables and accrued expenses	332,211
Total liabilities		507,745,173
Net Assets		$24,596,180,764
Net Assets consist of:
Paid in capital		$18,531,044,036
Total accumulated earnings (loss)		6,065,136,728
Net Assets		$24,596,180,764
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($13,188,934,310 ÷ 757,791,953 shares)		$17.40
Class K:
Net Asset Value, offering price and redemption price per share ($8,910,201,644 ÷ 512,215,356 shares)		$17.40
Class K6:
Net Asset Value, offering price and redemption price per share ($2,497,044,810 ÷ 143,933,358 shares)		$17.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$318,221,170
Interest		539
Income from Fidelity Central Funds		3,694
Total income		318,225,403
Expenses
Management fee	$69,368,502
Independent trustees' fees and expenses	34,165
Total expenses		69,402,667
Net investment income (loss)		248,822,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	533,687,811
Futures contracts	3,086,897
Capital gain distributions from underlying funds:
Affiliated issuers	334,818,681
Total net realized gain (loss)		871,593,389
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(187)
Fidelity Central Funds	1
Other affiliated issuers	(78,494,598)
Total change in net unrealized appreciation (depreciation)		(78,494,784)
Net gain (loss)		793,098,605
Net increase (decrease) in net assets resulting from operations		$1,041,921,341

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$248,822,736	$281,631,969
Net realized gain (loss)	871,593,389	1,983,298,678
Change in net unrealized appreciation (depreciation)	(78,494,784)	4,686,682,800
Net increase (decrease) in net assets resulting from operations	1,041,921,341	6,951,613,447
Distributions to shareholders	(1,167,565,581)	(1,787,675,107)
Share transactions - net increase (decrease)	(1,570,267,417)	(1,420,683,946)
Total increase (decrease) in net assets	(1,695,911,657)	3,743,254,394
Net Assets
Beginning of period	26,292,092,421	22,548,838,027
End of period	$24,596,180,764	$26,292,092,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.53	$14.21	$15.83	$16.51	$15.70	$14.63
Income from Investment Operations
Net investment income (loss)A	.17	.18	.28	.28	.22	.25
Net realized and unrealized gain (loss)	.51	4.32	(.84)	.10	1.34	1.40
Total from investment operations	.68	4.50	(.56)	.38	1.56	1.65
Distributions from net investment income	(.01)	(.20)	(.30)	(.28)	(.22)	(.26)
Distributions from net realized gain	(.81)	(.98)	(.76)	(.78)	(.52)	(.32)
Total distributions	(.81)B	(1.18)	(1.06)	(1.06)	(.75)B	(.58)
Net asset value, end of period	$17.40	$17.53	$14.21	$15.83	$16.51	$15.70
Total ReturnC,D	3.94%	32.56%	(4.15)%	2.66%	10.01%	11.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.59%	.60%	.61%	.52%	- %H
Expenses net of fee waivers, if any	.58%G	.59%	.60%	.61%	.52%	-%
Expenses net of all reductions	.58%G	.59%	.60%	.61%	.52%	-%
Net investment income (loss)	1.89%G	1.07%	1.76%	1.76%	1.34%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$13,188,934	$13,282,370	$10,620,621	$12,395,049	$12,916,078	$12,279,240
Portfolio turnover rateI	21%G	26%	23%	19%	21%J	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.52	$14.20	$15.81	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B	.17	.19	.29	.29	.27
Net realized and unrealized gain (loss)	.52	4.32	(.83)	.10	.50
Total from investment operations	.69	4.51	(.54)	.39	.77
Distributions from net investment income	(.01)	(.21)	(.31)	(.29)	(.21)
Distributions from net realized gain	(.81)	(.98)	(.76)	(.78)	(.31)
Total distributions	(.81)C	(1.19)	(1.07)	(1.07)	(.52)
Net asset value, end of period	$17.40	$17.52	$14.20	$15.81	$16.49
Total ReturnD,E	4.02%	32.66%	(4.04)%	2.73%	4.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.52%	.52%	.53%	.54%H
Expenses net of fee waivers, if any	.51%H	.52%	.52%	.53%	.54%H
Expenses net of all reductions	.51%H	.52%	.52%	.53%	.54%H
Net investment income (loss)	1.97%H	1.15%	1.84%	1.84%	2.34%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,910,202	$10,341,455	$9,840,293	$13,509,101	$16,611,072
Portfolio turnover rateI	21%H	26%	23%	19%	21%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.47	$14.16	$15.78	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B	.18	.20	.31	.30	.24
Net realized and unrealized gain (loss)	.52	4.32	(.83)	.10	.79
Total from investment operations	.70	4.52	(.52)	.40	1.03
Distributions from net investment income	(.01)	(.23)	(.34)	(.34)	(.22)
Distributions from net realized gain	(.81)	(.98)	(.76)	(.78)	(.31)
Total distributions	(.82)	(1.21)	(1.10)	(1.12)	(.53)
Net asset value, end of period	$17.35	$17.47	$14.16	$15.78	$16.50
Total ReturnC,D	4.05%	32.85%	(3.96)%	2.80%	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G	.42%	.43%	.43%	.44%G
Expenses net of fee waivers, if any	.42%G	.42%	.43%	.43%	.44%G
Expenses net of all reductions	.42%G	.42%	.43%	.43%	.44%G
Net investment income (loss)	2.06%G	1.24%	1.93%	1.94%	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,497,045	$2,668,267	$2,087,924	$1,831,743	$474,981
Portfolio turnover rateH	21%G	26%	23%	19%	21%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.5
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series Inflation-Protected Bond Index Fund	5.3
Fidelity Series International Value Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Series Intrinsic Opportunities Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series Growth Company Fund	4.6
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Government Money Market Fund 0.07%	3.8
69.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.4%
International Equity Funds	27.9%
Bond Funds	36.0%
Short-Term Funds	4.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/2/21 to 12/23/21
(Cost $5,899,583)	5,900,000	5,899,547
	Shares	Value

Domestic Equity Funds - 31.4%
Fidelity Series All-Sector Equity Fund (a)	27,793,348	$351,585,847
Fidelity Series Blue Chip Growth Fund (a)	34,586,416	555,111,974
Fidelity Series Commodity Strategy Fund (a)	207,089,068	859,419,631
Fidelity Series Growth Company Fund (a)	53,604,083	1,416,219,865
Fidelity Series Intrinsic Opportunities Fund (a)	73,862,613	1,444,752,711
Fidelity Series Large Cap Stock Fund (a)	68,502,180	1,253,589,891
Fidelity Series Large Cap Value Index Fund (a)	30,248,362	463,707,387
Fidelity Series Opportunistic Insights Fund (a)	31,991,977	729,097,148
Fidelity Series Small Cap Discovery Fund (a)	11,122,384	156,936,845
Fidelity Series Small Cap Opportunities Fund (a)	36,742,244	521,005,016
Fidelity Series Stock Selector Large Cap Value Fund (a)	70,934,487	1,063,307,953
Fidelity Series Value Discovery Fund (a)	49,198,586	817,188,518
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,334,954,407)		9,631,922,786

International Equity Funds - 27.9%
Fidelity Series Canada Fund (a)	38,985,416	531,761,075
Fidelity Series Emerging Markets Fund (a)	29,445,379	323,604,715
Fidelity Series Emerging Markets Opportunities Fund (a)	120,432,988	2,931,338,927
Fidelity Series International Growth Fund (a)	73,507,465	1,445,156,753
Fidelity Series International Small Cap Fund (a)	19,297,241	453,485,167
Fidelity Series International Value Fund (a)	128,799,277	1,447,703,879
Fidelity Series Overseas Fund (a)	103,678,813	1,442,172,285
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,850,305,291)		8,575,222,801

Bond Funds - 36.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	48,620,420	480,855,956
Fidelity Series Emerging Markets Debt Fund (a)	18,282,826	168,384,823
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,403,986	54,364,099
Fidelity Series Floating Rate High Income Fund (a)	3,421,280	31,817,907
Fidelity Series High Income Fund (a)	20,216,652	194,079,861
Fidelity Series Inflation-Protected Bond Index Fund (a)	147,433,397	1,646,831,039
Fidelity Series International Credit Fund (a)	1,846,794	18,578,746
Fidelity Series International Developed Markets Bond Index Fund (a)	22,149,087	218,389,995
Fidelity Series Investment Grade Bond Fund (a)	617,527,079	7,218,891,556
Fidelity Series Long-Term Treasury Bond Index Fund (a)	110,516,841	923,920,790
Fidelity Series Real Estate Income Fund (a)	10,022,939	116,165,868
TOTAL BOND FUNDS
(Cost $10,716,157,692)		11,072,280,640

Short-Term Funds - 4.7%
Fidelity Cash Central Fund 0.06% (b)	18,851,374	18,855,144
Fidelity Series Government Money Market Fund 0.07% (a)(c)	1,161,014,449	1,161,014,449
Fidelity Series Short-Term Credit Fund (a)	26,346,917	267,421,209
TOTAL SHORT-TERM FUNDS
(Cost $1,442,874,805)		1,447,290,802
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $24,350,191,778)		30,732,616,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		(715,923)
NET ASSETS - 100%		$30,731,900,653

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$28,912,328	$36,383,543	$46,440,727	$4,169	$--	$--	$18,855,144	0.0%
Total	$28,912,328	$36,383,543	$46,440,727	$4,169	$--	$--	$18,855,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund.	$--	$485,993,964	$1,152,445	$--	$(532)	$(3,985,031)	$480,855,956
Fidelity Series All-Sector Equity Fund	373,996,174	10,977,087	62,646,596	--	8,347,593	20,911,589	351,585,847
Fidelity Series Blue Chip Growth Fund	593,373,948	130,340,783	136,715,321	97,320,734	17,462,355	(49,349,791)	555,111,974
Fidelity Series Canada Fund	487,124,446	66,511,617	53,234,093	--	3,480,049	27,879,056	531,761,075
Fidelity Series Commodity Strategy Fund	876,371,037	282,712,012	207,522,689	260,725,886	(1,764,982)	(90,375,747)	859,419,631
Fidelity Series Emerging Markets Debt Fund	169,652,000	10,897,892	14,626,539	3,790,807	(195,721)	2,657,191	168,384,823
Fidelity Series Emerging Markets Debt Local Currency Fund	54,654,587	4,257,658	4,755,728	--	(6,143)	213,725	54,364,099
Fidelity Series Emerging Markets Fund	373,036,953	27,687,267	59,197,247	--	9,304,489	(27,226,747)	323,604,715
Fidelity Series Emerging Markets Opportunities Fund	3,386,134,233	236,760,652	556,344,657	--	126,180,608	(261,391,909)	2,931,338,927
Fidelity Series Floating Rate High Income Fund	33,491,745	866,085	2,924,042	652,553	(148,150)	532,269	31,817,907
Fidelity Series Government Money Market Fund 0.07%	1,545,838,489	113,311,304	498,135,344	509,488	--	--	1,161,014,449
Fidelity Series Growth Company Fund	1,514,433,220	100,366,249	390,019,519	--	43,217,615	148,222,300	1,416,219,865
Fidelity Series High Income Fund	197,692,649	9,930,251	18,092,775	4,741,263	48,994	4,500,742	194,079,861
Fidelity Series Inflation-Protected Bond Index Fund	2,019,229,305	68,166,632	520,856,192	--	22,657,490	57,633,804	1,646,831,039
Fidelity Series International Credit Fund	18,199,239	232,326	--	232,326	--	147,181	18,578,746
Fidelity Series International Developed Markets Bond Index Fund	--	220,465,498	660,961	--	(3,954)	(1,410,588)	218,389,995
Fidelity Series International Growth Fund	1,366,793,221	120,991,935	168,771,277	--	9,548,609	116,594,265	1,445,156,753
Fidelity Series International Small Cap Fund	433,456,349	6,498,328	42,613,093	--	13,033,852	43,109,731	453,485,167
Fidelity Series International Value Fund	1,366,241,845	192,882,276	159,974,287	--	13,182,056	35,371,989	1,447,703,879
Fidelity Series Intrinsic Opportunities Fund	1,519,919,126	260,106,945	206,081,873	195,586,226	31,564,780	(160,756,267)	1,444,752,711
Fidelity Series Investment Grade Bond Fund	7,505,361,568	415,038,826	806,905,871	75,949,196	(7,939,630)	113,336,663	7,218,891,556
Fidelity Series Large Cap Stock Fund	1,328,740,760	89,903,888	160,270,191	76,311,362	45,328,080	(50,112,646)	1,253,589,891
Fidelity Series Large Cap Value Index Fund	489,810,691	5,966,172	53,906,344	--	12,394,819	9,442,049	463,707,387
Fidelity Series Long-Term Treasury Bond Index Fund	863,539,638	204,273,317	199,417,113	9,963,646	(24,621,284)	80,146,232	923,920,790
Fidelity Series Opportunistic Insights Fund	775,717,652	35,865,062	174,249,321	--	22,649,826	69,113,929	729,097,148
Fidelity Series Overseas Fund	1,369,071,240	116,546,931	180,146,452	--	22,438,317	114,262,249	1,442,172,285
Fidelity Series Real Estate Income Fund	121,136,230	3,016,374	13,808,893	2,278,670	404,367	5,417,790	116,165,868
Fidelity Series Short-Term Credit Fund	322,261,040	27,001,659	81,230,579	2,173,960	82,957	(693,868)	267,421,209
Fidelity Series Small Cap Discovery Fund	166,279,781	17,788,082	24,305,396	16,410,400	4,806,442	(7,632,064)	156,936,845
Fidelity Series Small Cap Opportunities Fund	556,195,886	147,137,814	82,463,208	124,500,351	16,367,884	(116,233,360)	521,005,016
Fidelity Series Stock Selector Large Cap Value Fund	1,123,186,860	21,715,540	138,890,527	--	31,383,242	25,912,838	1,063,307,953
Fidelity Series Value Discovery Fund	863,775,612	19,994,780	105,247,605	--	33,177,871	5,487,860	817,188,518
	$31,814,715,524	$3,454,205,206	$5,125,166,178	$871,146,868	$452,381,899	$111,725,434	$30,707,861,885

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$5,899,547	$--	$5,899,547	$--
Domestic Equity Funds	9,631,922,786	9,631,922,786	--	--
International Equity Funds	8,575,222,801	8,575,222,801	--	--
Bond Funds	11,072,280,640	11,072,280,640	--	--
Short-Term Funds	1,447,290,802	1,447,290,802	--	--
Total Investments in Securities:	$30,732,616,576	$30,726,717,029	$5,899,547	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,899,583)	$5,899,547
Fidelity Central Funds (cost $18,854,048)	18,855,144
Other affiliated issuers (cost $24,325,438,147)	30,707,861,885
Total Investment in Securities (cost $24,350,191,778)		$30,732,616,576
Receivable for investments sold		599,429,565
Receivable for fund shares sold		23,507,632
Distributions receivable from Fidelity Central Funds		859
Other receivables		330,865
Total assets		31,355,885,497
Liabilities
Payable for investments purchased	$517,938,873
Payable for fund shares redeemed	90,821,635
Accrued management fee	14,893,471
Other payables and accrued expenses	330,865
Total liabilities		623,984,844
Net Assets		$30,731,900,653
Net Assets consist of:
Paid in capital		$23,164,309,398
Total accumulated earnings (loss)		7,567,591,255
Net Assets		$30,731,900,653
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($14,022,503,443 ÷ 880,812,923 shares)		$15.92
Class K:
Net Asset Value, offering price and redemption price per share ($12,655,042,079 ÷ 795,902,623 shares)		$15.90
Class K6:
Net Asset Value, offering price and redemption price per share ($4,054,355,131 ÷ 255,389,014 shares)		$15.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$390,006,739
Interest		782
Income from Fidelity Central Funds		4,169
Total income		390,011,690
Expenses
Management fee	$89,913,828
Independent trustees' fees and expenses	41,575
Total expenses		89,955,403
Net investment income (loss)		300,056,287
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	452,381,899
Futures contracts	2,514,500
Capital gain distributions from underlying funds:
Affiliated issuers	481,140,129
Total net realized gain (loss)		936,036,528
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(268)
Affiliated issuers	111,725,434
Total change in net unrealized appreciation (depreciation)		111,725,166
Net gain (loss)		1,047,761,694
Net increase (decrease) in net assets resulting from operations		$1,347,817,981

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$300,056,287	$324,034,338
Net realized gain (loss)	936,036,528	1,971,837,182
Change in net unrealized appreciation (depreciation)	111,725,166	6,353,655,497
Net increase (decrease) in net assets resulting from operations	1,347,817,981	8,649,527,017
Distributions to shareholders	(1,177,062,480)	(1,735,084,866)
Share transactions - net increase (decrease)	(1,297,290,890)	670,689,979
Total increase (decrease) in net assets	(1,126,535,389)	7,585,132,130
Net Assets
Beginning of period	31,858,436,042	24,273,303,912
End of period	$30,731,900,653	$31,858,436,042

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.86	$12.34	$13.84	$14.35	$13.50	$12.49
Income from Investment Operations
Net investment income (loss)A	.15	.16	.24	.24	.18	.21
Net realized and unrealized gain (loss)	.52	4.25	(.87)	.08	1.26	1.30
Total from investment operations	.67	4.41	(.63)	.32	1.44	1.51
Distributions from net investment income	–B	(.17)	(.25)	(.23)	(.18)	(.21)
Distributions from net realized gain	(.61)	(.72)	(.63)	(.59)	(.41)	(.29)
Total distributions	(.61)	(.89)	(.87)C	(.83)C	(.59)	(.50)
Net asset value, end of period	$15.92	$15.86	$12.34	$13.84	$14.35	$13.50
Total ReturnD,E	4.25%	36.58%	(5.17)%	2.53%	10.81%	12.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.64%	.64%	.65%	.56%I	- %J
Expenses net of fee waivers, if any	.63%H	.64%	.64%	.65%	.56%I	-%
Expenses net of all reductions	.63%H	.64%	.64%	.65%	.56%I	-%
Net investment income (loss)	1.84%H	1.07%	1.72%	1.70%	1.28%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$14,022,503	$13,719,791	$9,905,175	$10,953,002	$10,923,217	$9,764,547
Portfolio turnover rateK	22%H	26%	29%	19%	18%L	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.84	$12.32	$13.82	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B	.15	.17	.25	.25	.23
Net realized and unrealized gain (loss)	.52	4.25	(.87)	.08	.50
Total from investment operations	.67	4.42	(.62)	.33	.73
Distributions from net investment income	–C	(.18)	(.26)	(.24)	(.18)
Distributions from net realized gain	(.61)	(.72)	(.63)	(.59)	(.24)
Total distributions	(.61)	(.90)	(.88)D	(.84)D	(.42)
Net asset value, end of period	$15.90	$15.84	$12.32	$13.82	$14.33
Total ReturnE,F	4.27%	36.74%	(5.11)%	2.61%	5.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.55%I	.55%	.56%	.57%	.58%I,J
Expenses net of fee waivers, if any	.55%I	.55%	.56%	.57%	.58%I,J
Expenses net of all reductions	.55%I	.55%	.56%	.57%	.58%I,J
Net investment income (loss)	1.92%I	1.15%	1.81%	1.79%	2.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$12,655,042	$13,839,951	$11,470,984	$13,768,298	$15,743,238
Portfolio turnover rateK	22%I	26%	29%	19%	18%L

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.81	$12.30	$13.81	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B	.16	.18	.27	.26	.21
Net realized and unrealized gain (loss)	.52	4.25	(.87)	.08	.76
Total from investment operations	.68	4.43	(.60)	.34	.97
Distributions from net investment income	(.01)	(.20)	(.28)	(.29)	(.19)
Distributions from net realized gain	(.61)	(.72)	(.63)	(.59)	(.24)
Total distributions	(.61)C	(.92)	(.91)	(.88)	(.42)C
Net asset value, end of period	$15.88	$15.81	$12.30	$13.81	$14.35
Total ReturnD,E	4.37%	36.91%	(5.02)%	2.73%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%	.45%	.45%	.46%H,I
Expenses net of fee waivers, if any	.44%H	.44%	.45%	.45%	.46%H,I
Expenses net of all reductions	.44%H	.44%	.45%	.45%	.46%H,I
Net investment income (loss)	2.03%H	1.26%	1.92%	1.90%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,054,355	$4,298,694	$2,897,146	$2,419,859	$625,475
Portfolio turnover rateJ	22%H	26%	29%	19%	18%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	20.9
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Intrinsic Opportunities Fund	5.4
Fidelity Series Growth Company Fund	5.3
Fidelity Series International Value Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series Overseas Fund	5.2
Fidelity Series Inflation-Protected Bond Index Fund	4.8
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series Stock Selector Large Cap Value Fund	3.9
70.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.3%
International Equity Funds	30.6%
Bond Funds	32.0%
Short-Term Funds	2.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/2/21 to 12/23/21
(Cost $7,609,463)	7,610,000	7,609,411
	Shares	Value

Domestic Equity Funds - 35.3%
Fidelity Series All-Sector Equity Fund (a)	39,605,914	$501,014,809
Fidelity Series Blue Chip Growth Fund (a)	49,270,733	790,795,271
Fidelity Series Commodity Strategy Fund (a)	259,382,019	1,076,435,378
Fidelity Series Growth Company Fund (a)	76,336,604	2,016,813,086
Fidelity Series Intrinsic Opportunities Fund (a)	105,158,875	2,056,907,588
Fidelity Series Large Cap Stock Fund (a)	97,525,613	1,784,718,713
Fidelity Series Large Cap Value Index Fund (a)	43,094,513	660,638,881
Fidelity Series Opportunistic Insights Fund (a)	45,568,292	1,038,501,364
Fidelity Series Small Cap Discovery Fund (a)	15,835,238	223,435,205
Fidelity Series Small Cap Opportunities Fund (a)	52,310,274	741,759,685
Fidelity Series Stock Selector Large Cap Value Fund (a)	100,988,392	1,513,815,993
Fidelity Series Value Discovery Fund (a)	70,070,892	1,163,877,522
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,890,030,386)		13,568,713,495

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	53,992,169	736,453,185
Fidelity Series Emerging Markets Fund (a)	39,646,478	435,714,796
Fidelity Series Emerging Markets Opportunities Fund (a)	162,089,047	3,945,247,407
Fidelity Series International Growth Fund (a)	101,931,190	2,003,967,205
Fidelity Series International Small Cap Fund (a)	26,857,560	631,152,660
Fidelity Series International Value Fund (a)	178,519,600	2,006,560,303
Fidelity Series Overseas Fund (a)	143,768,184	1,999,815,442
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,104,218,285)		11,758,910,998

Bond Funds - 32.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	28,486,418	281,730,672
Fidelity Series Emerging Markets Debt Fund (a)	22,918,993	211,083,923
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,763,877	68,044,600
Fidelity Series Floating Rate High Income Fund (a)	4,258,559	39,604,595
Fidelity Series High Income Fund (a)	25,321,190	243,083,423
Fidelity Series Inflation-Protected Bond Index Fund (a)	163,958,018	1,831,411,057
Fidelity Series International Credit Fund (a)	1,808,248	18,190,975
Fidelity Series International Developed Markets Bond Index Fund (a)	28,254,481	278,589,182
Fidelity Series Investment Grade Bond Fund (a)	686,226,302	8,021,985,470
Fidelity Series Long-Term Treasury Bond Index Fund (a)	142,580,107	1,191,969,694
Fidelity Series Real Estate Income Fund (a)	12,553,573	145,495,916
TOTAL BOND FUNDS
(Cost $11,971,009,854)		12,331,189,507

Short-Term Funds - 2.1%
Fidelity Cash Central Fund 0.06% (b)	21,009,578	21,013,780
Fidelity Series Government Money Market Fund 0.07% (a)(c)	639,423,770	639,423,770
Fidelity Series Short-Term Credit Fund (a)	14,509,185	147,268,224
TOTAL SHORT-TERM FUNDS
(Cost $806,641,222)		807,705,774
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,779,509,210)		38,474,129,185
NET OTHER ASSETS (LIABILITIES) - 0.0%		(943,758)
NET ASSETS - 100%		$38,473,185,427

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$32,263,632	$46,139,747	$57,389,599	$4,713	$--	$--	$21,013,780	0.0%
Total	$32,263,632	$46,139,747	$57,389,599	$4,713	$--	$--	$21,013,780

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$283,918,997	$413,808	$--	$(787)	$(1,773,730)	$281,730,672
Fidelity Series All-Sector Equity Fund	527,639,381	16,006,274	84,041,654	--	11,337,100	30,073,708	501,014,809
Fidelity Series Blue Chip Growth Fund	837,134,932	187,634,647	187,917,561	138,948,917	23,577,407	(69,634,154)	790,795,271
Fidelity Series Canada Fund	675,170,929	87,440,998	69,965,550	--	3,946,497	39,860,311	736,453,185
Fidelity Series Commodity Strategy Fund	1,073,075,098	362,103,843	241,106,943	326,437,312	(3,763,419)	(113,873,201)	1,076,435,378
Fidelity Series Emerging Markets Debt Fund	208,698,503	14,751,866	15,369,711	4,717,990	(140,344)	3,143,609	211,083,923
Fidelity Series Emerging Markets Debt Local Currency Fund	66,798,128	5,889,681	4,869,927	--	(14,389)	241,107	68,044,600
Fidelity Series Emerging Markets Fund	492,455,215	41,518,840	73,776,780	--	10,709,524	(35,192,003)	435,714,796
Fidelity Series Emerging Markets Opportunities Fund	4,462,399,709	346,435,906	679,222,524	--	140,661,113	(325,026,797)	3,945,247,407
Fidelity Series Floating Rate High Income Fund	40,872,287	1,358,833	3,101,260	805,573	(127,624)	602,359	39,604,595
Fidelity Series Government Money Market Fund 0.07%	683,176,701	175,091,443	218,844,374	244,506	--	--	639,423,770
Fidelity Series Growth Company Fund	2,136,378,862	149,600,572	541,026,015	--	59,016,519	212,843,148	2,016,813,086
Fidelity Series High Income Fund	241,124,219	15,658,691	19,342,859	5,898,459	265,560	5,377,812	243,083,423
Fidelity Series Inflation-Protected Bond Index Fund	2,174,980,779	103,835,561	534,696,943	--	19,653,122	67,638,538	1,831,411,057
Fidelity Series International Credit Fund	17,819,388	227,478	--	227,478	--	144,109	18,190,975
Fidelity Series International Developed Markets Bond Index Fund	--	281,049,505	620,713	--	(3,915)	(1,835,695)	278,589,182
Fidelity Series International Growth Fund	1,892,005,436	148,986,027	212,421,528	--	11,507,496	163,889,774	2,003,967,205
Fidelity Series International Small Cap Fund	599,597,928	7,984,176	54,444,630	--	16,832,870	61,182,316	631,152,660
Fidelity Series International Value Fund	1,889,904,130	256,208,470	206,947,204	--	15,567,950	51,826,957	2,006,560,303
Fidelity Series Intrinsic Opportunities Fund	2,144,293,474	376,785,696	278,690,075	279,246,622	38,069,290	(223,550,797)	2,056,907,588
Fidelity Series Investment Grade Bond Fund	8,031,966,369	622,509,303	745,285,829	83,122,432	(12,487,374)	125,283,001	8,021,985,470
Fidelity Series Large Cap Stock Fund	1,874,589,275	144,646,563	226,851,894	108,869,372	56,744,747	(64,409,978)	1,784,718,713
Fidelity Series Large Cap Value Index Fund	691,023,398	10,125,474	71,352,424	--	15,527,552	15,314,881	660,638,881
Fidelity Series Long-Term Treasury Bond Index Fund	1,057,382,556	293,911,944	227,305,958	12,407,441	(32,093,759)	100,074,911	1,191,969,694
Fidelity Series Opportunistic Insights Fund	1,094,396,388	53,349,447	239,387,866	--	24,876,268	105,267,127	1,038,501,364
Fidelity Series Overseas Fund	1,895,157,947	143,213,549	228,511,139	--	27,119,471	162,835,614	1,999,815,442
Fidelity Series Real Estate Income Fund	148,166,727	4,762,561	14,566,540	2,851,261	367,103	6,766,065	145,495,916
Fidelity Series Short-Term Credit Fund	140,351,391	42,102,569	34,867,043	1,020,686	(93,961)	(224,732)	147,268,224
Fidelity Series Small Cap Discovery Fund	234,588,618	26,525,113	33,575,354	23,367,592	6,101,324	(10,204,496)	223,435,205
Fidelity Series Small Cap Opportunities Fund	784,734,018	212,254,982	112,380,088	177,754,233	19,822,035	(162,671,262)	741,759,685
Fidelity Series Stock Selector Large Cap Value Fund	1,584,584,818	36,962,220	188,630,479	--	38,830,415	42,069,019	1,513,815,993
Fidelity Series Value Discovery Fund	1,218,611,413	30,982,802	140,221,749	--	41,486,368	13,018,688	1,163,877,522
	$38,919,078,017	$4,483,834,031	$5,689,756,422	$1,165,919,874	$533,294,159	$199,056,209	$38,445,505,994

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$7,609,411	$--	$7,609,411	$--
Domestic Equity Funds	13,568,713,495	13,568,713,495	--	--
International Equity Funds	11,758,910,998	11,758,910,998	--	--
Bond Funds	12,331,189,507	12,331,189,507	--	--
Short-Term Funds	807,705,774	807,705,774	--	--
Total Investments in Securities:	$38,474,129,185	$38,466,519,774	$7,609,411	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,609,463)	$7,609,411
Fidelity Central Funds (cost $21,012,674)	21,013,780
Other affiliated issuers (cost $29,750,887,073)	38,445,505,994
Total Investment in Securities (cost $29,779,509,210)		$38,474,129,185
Receivable for investments sold		671,318,164
Receivable for fund shares sold		24,917,361
Distributions receivable from Fidelity Central Funds		956
Other receivables		323,504
Total assets		39,170,689,170
Liabilities
Payable for investments purchased	$582,877,240
Payable for fund shares redeemed	94,476,803
Accrued management fee	19,826,196
Other payables and accrued expenses	323,504
Total liabilities		697,503,743
Net Assets		$38,473,185,427
Net Assets consist of:
Paid in capital		$28,256,137,701
Total accumulated earnings (loss)		10,217,047,726
Net Assets		$38,473,185,427
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($17,399,245,441 ÷ 870,711,117 shares)		$19.98
Class K:
Net Asset Value, offering price and redemption price per share ($15,954,726,800 ÷ 798,842,289 shares)		$19.97
Class K6:
Net Asset Value, offering price and redemption price per share ($5,119,213,186 ÷ 256,813,271 shares)		$19.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$479,393,731
Interest		944
Income from Fidelity Central Funds		4,713
Total income		479,399,388
Expenses
Management fee	$118,773,822
Independent trustees' fees and expenses	51,344
Total expenses		118,825,166
Net investment income (loss)		360,574,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	533,294,159
Futures contracts	2,230,931
Capital gain distributions from underlying funds:
Affiliated issuers	686,526,143
Total net realized gain (loss)		1,222,051,233
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(287)
Affiliated issuers	199,056,209
Total change in net unrealized appreciation (depreciation)		199,055,922
Net gain (loss)		1,421,107,155
Net increase (decrease) in net assets resulting from operations		$1,781,681,377

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$360,574,222	$391,114,008
Net realized gain (loss)	1,222,051,233	2,615,189,676
Change in net unrealized appreciation (depreciation)	199,055,922	8,699,215,999
Net increase (decrease) in net assets resulting from operations	1,781,681,377	11,705,519,683
Distributions to shareholders	(1,586,889,621)	(2,280,507,233)
Share transactions - net increase (decrease)	(691,908,650)	1,011,204,435
Total increase (decrease) in net assets	(497,116,894)	10,436,216,885
Net Assets
Beginning of period	38,970,302,321	28,534,085,436
End of period	$38,473,185,427	$38,970,302,321

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.92	$14.98	$17.20	$18.00	$16.72	$15.20
Income from Investment Operations
Net investment income (loss)A	.18	.19	.29	.28	.21	.25
Net realized and unrealized gain (loss)	.71	5.95	(1.30)	.07	1.90	1.90
Total from investment operations	.89	6.14	(1.01)	.35	2.11	2.15
Distributions from net investment income	–	(.21)	(.30)	(.28)	(.22)	(.25)
Distributions from net realized gain	(.83)	(1.00)	(.92)	(.87)	(.61)	(.38)
Total distributions	(.83)	(1.20)B	(1.21)B	(1.15)	(.83)	(.63)
Net asset value, end of period	$19.98	$19.92	$14.98	$17.20	$18.00	$16.72
Total ReturnC,D	4.54%	42.14%	(6.69)%	2.32%	12.78%	14.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.68%	.69%	.69%H	.59%	- %I
Expenses net of fee waivers, if any	.67%G	.68%	.69%	.69%H	.59%	-%
Expenses net of all reductions	.67%G	.68%	.69%	.69%H	.59%	-%
Net investment income (loss)	1.77%G	1.06%	1.68%	1.61%	1.20%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$17,399,245	$16,799,087	$11,724,021	$12,905,055	$12,684,794	$11,305,668
Portfolio turnover rateJ	23%G	26%	31%	18%	18%K	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$19.90	$14.97	$17.18	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B	.19	.21	.30	.30	.28
Net realized and unrealized gain (loss)	.72	5.94	(1.29)	.06	.81
Total from investment operations	.91	6.15	(.99)	.36	1.09
Distributions from net investment income	–	(.22)	(.31)	(.29)	(.24)
Distributions from net realized gain	(.84)	(1.00)	(.92)	(.87)	(.35)
Total distributions	(.84)	(1.22)	(1.22)C	(1.16)	(.58)C
Net asset value, end of period	$19.97	$19.90	$14.97	$17.18	$17.98
Total ReturnD,E	4.61%	42.20%	(6.57)%	2.40%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.58%H	.59%	.59%	.60%	.62%H,I
Expenses net of fee waivers, if any	.58%H	.59%	.59%	.60%	.62%H,I
Expenses net of all reductions	.58%H	.59%	.59%	.60%	.62%H,I
Net investment income (loss)	1.86%H	1.15%	1.77%	1.70%	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,954,727	$17,173,513	$13,601,568	$16,527,856	$18,414,961
Portfolio turnover rateJ	23%H	26%	31%	18%	18%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$19.86	$14.94	$17.17	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B	.20	.23	.33	.31	.26
Net realized and unrealized gain (loss)	.71	5.94	(1.30)	.08	1.18
Total from investment operations	.91	6.17	(.97)	.39	1.44
Distributions from net investment income	–	(.25)	(.34)	(.33)	(.24)
Distributions from net realized gain	(.84)	(1.00)	(.92)	(.89)	(.35)
Total distributions	(.84)	(1.25)	(1.26)	(1.22)	(.59)
Net asset value, end of period	$19.93	$19.86	$14.94	$17.17	$18.00
Total ReturnC,D	4.65%	42.45%	(6.52)%	2.57%	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.47%	.47%	.48%G,H
Expenses net of fee waivers, if any	.46%G	.46%	.47%	.47%	.48%G,H
Expenses net of all reductions	.46%G	.46%	.47%	.47%	.48%G,H
Net investment income (loss)	1.98%G	1.28%	1.90%	1.83%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,119,213	$4,997,702	$3,208,497	$2,637,856	$821,874
Portfolio turnover rateI	23%G	26%	31%	18%	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.0
Fidelity Series Investment Grade Bond Fund	10.6
Fidelity Series Intrinsic Opportunities Fund	6.9
Fidelity Series Growth Company Fund	6.8
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.1
Fidelity Series Value Discovery Fund	3.9
70.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.7%
International Equity Funds	36.9%
Bond Funds	18.0%
Short-Term Funds	0.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 11/26/21 to 12/23/21
(Cost $6,519,539)	6,520,000	6,519,530
	Shares	Value

Domestic Equity Funds - 44.7%
Fidelity Series All-Sector Equity Fund (a)	38,067,840	$481,558,174
Fidelity Series Blue Chip Growth Fund (a)	47,346,423	759,910,096
Fidelity Series Commodity Strategy Fund (a)	193,375,022	802,506,342
Fidelity Series Growth Company Fund (a)	73,337,833	1,937,585,561
Fidelity Series Intrinsic Opportunities Fund (a)	101,010,482	1,975,765,025
Fidelity Series Large Cap Stock Fund (a)	93,677,604	1,714,300,157
Fidelity Series Large Cap Value Index Fund (a)	41,414,378	634,882,418
Fidelity Series Opportunistic Insights Fund (a)	43,784,513	997,849,060
Fidelity Series Small Cap Discovery Fund (a)	15,210,479	214,619,860
Fidelity Series Small Cap Opportunities Fund (a)	50,246,585	712,496,568
Fidelity Series Stock Selector Large Cap Value Fund (a)	97,003,961	1,454,089,380
Fidelity Series Value Discovery Fund (a)	67,324,932	1,118,267,114
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,623,423,678)		12,803,829,755

International Equity Funds - 36.9%
Fidelity Series Canada Fund (a)	49,609,695	676,676,238
Fidelity Series Emerging Markets Fund (a)	34,452,935	378,637,760
Fidelity Series Emerging Markets Opportunities Fund (a)	140,912,292	3,429,805,192
Fidelity Series International Growth Fund (a)	93,499,462	1,838,199,423
Fidelity Series International Small Cap Fund (a)	24,633,848	578,895,419
Fidelity Series International Value Fund (a)	163,854,755	1,841,727,446
Fidelity Series Overseas Fund (a)	131,875,139	1,834,383,177
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,477,975,731)		10,578,324,655

Bond Funds - 18.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	5,435,933	53,761,373
Fidelity Series Emerging Markets Debt Fund (a)	17,150,606	157,957,081
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,193,195	52,243,540
Fidelity Series Floating Rate High Income Fund (a)	3,339,138	31,053,986
Fidelity Series High Income Fund (a)	18,876,125	181,210,795
Fidelity Series Inflation-Protected Bond Index Fund (a)	46,317,855	517,370,446
Fidelity Series International Credit Fund (a)	1,204,191	12,114,159
Fidelity Series International Developed Markets Bond Index Fund (a)	9,754,589	96,180,245
Fidelity Series Investment Grade Bond Fund (a)	260,827,409	3,049,072,408
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107,910,838	902,134,605
Fidelity Series Real Estate Income Fund (a)	9,357,992	108,459,129
TOTAL BOND FUNDS
(Cost $5,088,586,566)		5,161,557,767

Short-Term Funds - 0.4%
Fidelity Cash Central Fund 0.06% (b)	11,334,884	11,337,151
Fidelity Series Government Money Market Fund 0.07% (a)(c)	70,110,692	70,110,692
Fidelity Series Short-Term Credit Fund (a)	1,590,338	16,141,935
TOTAL SHORT-TERM FUNDS
(Cost $97,115,333)		97,589,778
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,293,620,847)		28,647,821,485
NET OTHER ASSETS (LIABILITIES) - 0.0%		(740,661)
NET ASSETS - 100%		$28,647,080,824

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$20,209,863	$35,433,957	$44,306,669	$2,675	$--	$--	$11,337,151	0.0%
Total	$20,209,863	$35,433,957	$44,306,669	$2,675	$--	$--	$11,337,151

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$53,761,373	$--	$--	$--	$--	$53,761,373
Fidelity Series All-Sector Equity Fund	498,332,105	19,355,492	75,106,219	--	8,013,290	30,963,506	481,558,174
Fidelity Series Blue Chip Growth Fund	790,586,328	187,413,695	172,511,345	133,549,508	19,234,379	(64,812,961)	759,910,096
Fidelity Series Canada Fund	620,064,288	73,447,573	57,041,135	--	3,800,228	36,405,284	676,676,238
Fidelity Series Commodity Strategy Fund	796,193,554	279,312,255	183,980,804	244,346,511	(4,861,710)	(84,156,953)	802,506,342
Fidelity Series Emerging Markets Debt Fund	155,059,322	13,624,714	12,931,735	3,515,349	(243,044)	2,447,824	157,957,081
Fidelity Series Emerging Markets Debt Local Currency Fund	49,865,203	5,890,670	3,658,247	--	(52,545)	198,459	52,243,540
Fidelity Series Emerging Markets Fund	420,498,040	39,333,512	59,751,471	--	6,397,400	(27,839,721)	378,637,760
Fidelity Series Emerging Markets Opportunities Fund	3,803,752,964	347,397,604	558,811,398	--	84,764,307	(247,298,285)	3,429,805,192
Fidelity Series Floating Rate High Income Fund	30,025,987	3,156,571	2,487,419	595,687	(100,430)	459,277	31,053,986
Fidelity Series Government Money Market Fund 0.07%	190,570,103	8,492,577	128,951,988	43,801	--	--	70,110,692
Fidelity Series Growth Company Fund	2,017,702,801	157,372,812	494,471,674	--	49,776,742	207,204,880	1,937,585,561
Fidelity Series High Income Fund	177,433,089	17,024,901	17,430,773	4,393,869	221,326	3,962,252	181,210,795
Fidelity Series Inflation-Protected Bond Index Fund	577,049,573	32,514,740	114,934,531	--	3,399,697	19,340,967	517,370,446
Fidelity Series International Credit Fund	11,866,704	151,487	--	151,487	--	95,968	12,114,159
Fidelity Series International Developed Markets Bond Index Fund	--	96,955,707	185,787	--	(1,409)	(588,266)	96,180,245
Fidelity Series International Growth Fund	1,737,532,532	113,248,195	173,921,579	--	10,484,500	150,855,775	1,838,199,423
Fidelity Series International Small Cap Fund	544,024,154	14,437,663	50,481,445	--	8,821,564	62,093,483	578,895,419
Fidelity Series International Value Fund	1,736,400,806	220,689,362	177,023,557	--	9,721,364	51,939,471	1,841,727,446
Fidelity Series Intrinsic Opportunities Fund	2,025,282,454	364,084,082	233,243,510	268,392,044	23,043,458	(203,401,459)	1,975,765,025
Fidelity Series Investment Grade Bond Fund	2,936,866,713	382,947,239	312,026,552	31,422,316	(6,686,422)	47,971,430	3,049,072,408
Fidelity Series Large Cap Stock Fund	1,770,521,782	150,525,843	197,814,824	103,847,663	39,188,728	(48,121,372)	1,714,300,157
Fidelity Series Large Cap Value Index Fund	652,667,781	18,112,236	64,748,492	--	11,507,120	17,343,773	634,882,418
Fidelity Series Long-Term Treasury Bond Index Fund	784,569,941	243,693,523	176,288,566	9,245,390	(29,090,744)	79,250,451	902,134,605
Fidelity Series Opportunistic Insights Fund	1,033,552,678	58,675,136	217,033,101	--	19,726,144	102,928,203	997,849,060
Fidelity Series Overseas Fund	1,740,416,996	107,292,420	187,659,885	--	17,465,209	156,868,437	1,834,383,177
Fidelity Series Real Estate Income Fund	109,837,753	4,235,995	10,849,858	2,127,674	65,271	5,169,968	108,459,129
Fidelity Series Short-Term Credit Fund	40,139,745	1,080,231	25,058,096	190,008	599,735	(619,680)	16,141,935
Fidelity Series Small Cap Discovery Fund	221,562,014	26,417,647	29,315,343	22,219,591	5,180,824	(9,225,282)	214,619,860
Fidelity Series Small Cap Opportunities Fund	741,131,347	209,761,990	100,570,075	170,843,411	13,747,655	(151,574,349)	712,496,568
Fidelity Series Stock Selector Large Cap Value Fund	1,496,642,642	44,641,409	162,886,421	--	21,821,109	53,870,641	1,454,089,380
Fidelity Series Value Discovery Fund	1,150,972,470	39,111,949	122,636,021	--	24,590,654	26,228,062	1,118,267,114
	$28,861,121,869	$3,334,160,603	$4,123,811,851	$994,884,309	$340,534,400	$217,959,783	$28,629,964,804

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$6,519,530	$--	$6,519,530	$--
Domestic Equity Funds	12,803,829,755	12,803,829,755	--	--
International Equity Funds	10,578,324,655	10,578,324,655	--	--
Bond Funds	5,161,557,767	5,161,557,767	--	--
Short-Term Funds	97,589,778	97,589,778	--	--
Total Investments in Securities:	$28,647,821,485	$28,641,301,955	$6,519,530	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,519,539)	$6,519,530
Fidelity Central Funds (cost $11,336,788)	11,337,151
Other affiliated issuers (cost $21,275,764,520)	28,629,964,804
Total Investment in Securities (cost $21,293,620,847)		$28,647,821,485
Receivable for investments sold		415,600,319
Receivable for fund shares sold		19,104,144
Distributions receivable from Fidelity Central Funds		522
Other receivables		156,402
Total assets		29,082,682,872
Liabilities
Payable for investments purchased	$347,661,017
Payable for fund shares redeemed	72,229,506
Accrued management fee	15,555,123
Other payables and accrued expenses	156,402
Total liabilities		435,602,048
Net Assets		$28,647,080,824
Net Assets consist of:
Paid in capital		$20,107,428,885
Total accumulated earnings (loss)		8,539,651,939
Net Assets		$28,647,080,824
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($11,954,027,429 ÷ 685,345,058 shares)		$17.44
Class K:
Net Asset Value, offering price and redemption price per share ($12,332,295,631 ÷ 707,652,566 shares)		$17.43
Class K6:
Net Asset Value, offering price and redemption price per share ($4,360,757,764 ÷ 250,491,274 shares)		$17.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$336,353,903
Interest		603
Income from Fidelity Central Funds		2,675
Total income		336,357,181
Expenses
Management fee	$92,797,244
Independent trustees' fees and expenses	38,041
Total expenses		92,835,285
Net investment income (loss)		243,521,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	340,534,400
Futures contracts	1,137,770
Capital gain distributions from underlying funds:
Affiliated issuers	658,530,406
Total net realized gain (loss)		1,000,202,576
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(76)
Affiliated issuers	217,959,783
Total change in net unrealized appreciation (depreciation)		217,959,707
Net gain (loss)		1,218,162,283
Net increase (decrease) in net assets resulting from operations		$1,461,684,179

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$243,521,896	$274,858,567
Net realized gain (loss)	1,000,202,576	1,932,764,844
Change in net unrealized appreciation (depreciation)	217,959,707	7,732,814,566
Net increase (decrease) in net assets resulting from operations	1,461,684,179	9,940,437,977
Distributions to shareholders	(1,254,688,933)	(1,587,673,472)
Share transactions - net increase (decrease)	(451,516,787)	903,730,590
Total increase (decrease) in net assets	(244,521,541)	9,256,495,095
Net Assets
Beginning of period	28,891,602,365	19,635,107,270
End of period	$28,647,080,824	$28,891,602,365

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.36	$12.21	$14.42	$15.20	$13.88	$12.46
Income from Investment Operations
Net investment income (loss)A	.14	.16	.23	.21	.16	.19
Net realized and unrealized gain (loss)	.72	5.97	(1.42)	.01	1.81	1.75
Total from investment operations	.86	6.13	(1.19)	.22	1.97	1.94
Distributions from net investment income	–	(.18)	(.23)	(.22)	(.17)	(.18)
Distributions from net realized gain	(.78)	(.81)	(.79)	(.78)	(.47)	(.34)
Total distributions	(.78)	(.98)B	(1.02)	(1.00)	(.65)B	(.52)
Net asset value, end of period	$17.44	$17.36	$12.21	$14.42	$15.20	$13.88
Total ReturnC,D	5.02%	51.68%	(9.25)%	1.85%	14.32%	16.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.72%	.73%	.74%	.63%H	- %I
Expenses net of fee waivers, if any	.71%G	.72%	.73%	.74%	.63%H	-%
Expenses net of all reductions	.71%G	.72%	.73%	.74%	.63%H	-%
Net investment income (loss)	1.59%G	1.02%	1.57%	1.41%	1.06%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$11,954,027	$11,467,913	$7,408,043	$8,247,886	$8,050,659	$6,889,828
Portfolio turnover rateJ	23%G	24%	31%	18%	17%K	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.33	$12.19	$14.40	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B	.15	.17	.24	.22	.22
Net realized and unrealized gain (loss)	.73	5.96	(1.42)	.01	.82
Total from investment operations	.88	6.13	(1.18)	.23	1.04
Distributions from net investment income	–	(.19)	(.24)	(.23)	(.19)
Distributions from net realized gain	(.78)	(.81)	(.79)	(.78)	(.26)
Total distributions	(.78)	(.99)C	(1.03)	(1.01)	(.46)C
Net asset value, end of period	$17.43	$17.33	$12.19	$14.40	$15.18
Total ReturnD,E	5.15%	51.80%	(9.19)%	1.95%	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.62%	.63%	.64%	.65%H,I
Expenses net of fee waivers, if any	.62%H	.62%	.63%	.64%	.65%H,I
Expenses net of all reductions	.62%H	.62%	.63%	.64%	.65%H,I
Net investment income (loss)	1.69%H	1.12%	1.67%	1.51%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,332,296	$13,070,819	$9,620,448	$11,661,819	$12,979,898
Portfolio turnover rateJ	23%H	24%	31%	18%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.31	$12.17	$14.39	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B	.16	.19	.26	.24	.20
Net realized and unrealized gain (loss)	.72	5.97	(1.42)	.01	1.16
Total from investment operations	.88	6.16	(1.16)	.25	1.36
Distributions from net investment income	–	(.21)	(.26)	(.27)	(.20)
Distributions from net realized gain	(.78)	(.82)	(.80)	(.79)	(.26)
Total distributions	(.78)	(1.02)C	(1.06)	(1.06)	(.46)
Net asset value, end of period	$17.41	$17.31	$12.17	$14.39	$15.20
Total ReturnD,E	5.15%	52.14%	(9.08)%	2.10%	9.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.48%	.49%	.49%	.50%H,I
Expenses net of fee waivers, if any	.48%H	.48%	.49%	.49%	.50%H,I
Expenses net of all reductions	.48%H	.48%	.49%	.49%	.50%H,I
Net investment income (loss)	1.82%H	1.26%	1.82%	1.65%	1.61%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,360,758	$4,352,870	$2,606,617	$2,217,206	$712,276
Portfolio turnover rateJ	23%H	24%	31%	18%	17%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	7.9
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.0
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	6.9%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/2/21 to 12/23/21
(Cost $7,209,498)	7,210,000	7,209,453
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Series All-Sector Equity Fund (a)	44,812,363	$566,876,390
Fidelity Series Blue Chip Growth Fund (a)	55,734,201	894,533,921
Fidelity Series Commodity Strategy Fund (a)	196,041,937	813,574,039
Fidelity Series Growth Company Fund (a)	86,329,951	2,280,837,311
Fidelity Series Intrinsic Opportunities Fund (a)	118,905,573	2,325,793,013
Fidelity Series Large Cap Stock Fund (a)	110,273,831	2,018,011,111
Fidelity Series Large Cap Value Index Fund (a)	48,751,139	747,354,962
Fidelity Series Opportunistic Insights Fund (a)	51,541,015	1,174,619,729
Fidelity Series Small Cap Discovery Fund (a)	17,905,192	252,642,257
Fidelity Series Small Cap Opportunities Fund (a)	59,148,134	838,720,545
Fidelity Series Stock Selector Large Cap Value Fund (a)	114,189,325	1,711,697,975
Fidelity Series Value Discovery Fund (a)	79,252,647	1,316,386,461
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,129,368,197)		14,941,047,714

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	57,169,996	779,798,751
Fidelity Series Emerging Markets Fund (a)	38,325,775	421,200,263
Fidelity Series Emerging Markets Opportunities Fund (a)	157,368,419	3,830,347,313
Fidelity Series International Growth Fund (a)	107,574,569	2,114,916,029
Fidelity Series International Small Cap Fund (a)	28,171,541	662,031,204
Fidelity Series International Value Fund (a)	188,630,642	2,120,208,414
Fidelity Series Overseas Fund (a)	151,727,419	2,110,528,393
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,602,661,470)		12,039,030,367

Bond Funds - 6.9%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	5,094,213	50,381,764
Fidelity Series Emerging Markets Debt Fund (a)	17,386,874	160,133,113
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,175,269	52,063,209
Fidelity Series Floating Rate High Income Fund (a)	3,238,969	30,122,408
Fidelity Series High Income Fund (a)	19,136,225	183,707,763
Fidelity Series Inflation-Protected Bond Index Fund (a)	46,957,222	524,512,170
Fidelity Series International Credit Fund (a)	1,170,622	11,776,461
Fidelity Series Investment Grade Bond Fund (a)	1,002,079	11,714,298
Fidelity Series Long-Term Treasury Bond Index Fund (a)	105,412,712	881,250,270
Fidelity Series Real Estate Income Fund (a)	9,487,190	109,956,535
TOTAL BOND FUNDS
(Cost $1,977,770,656)		2,015,617,991

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)	11,327,046	11,329,312
Fidelity Series Government Money Market Fund 0.07% (a)(c)	1,410,084	1,410,084
Fidelity Series Short-Term Credit Fund (a)	143,613	1,457,670
TOTAL SHORT-TERM FUNDS
(Cost $14,154,084)		14,197,066
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,731,163,905)		29,017,102,591
NET OTHER ASSETS (LIABILITIES) - 0.0%		(783,616)
NET ASSETS - 100%		$29,016,318,975

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$11,494,556	$39,577,510	$39,742,754	$2,567	$--	$--	$11,329,312	0.0%
Total	$11,494,556	$39,577,510	$39,742,754	$2,567	$--	$--	$11,329,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	$--	$50,381,764	$--	$--	$--	$--	$50,381,764
Fidelity Series All-Sector Equity Fund	573,944,243	23,400,465	75,355,619	--	8,202,785	36,684,516	566,876,390
Fidelity Series Blue Chip Growth Fund	910,539,429	219,857,502	180,518,723	157,048,618	18,562,614	(73,906,901)	894,533,921
Fidelity Series Canada Fund	704,757,720	86,537,133	57,140,259	--	3,486,977	42,157,180	779,798,751
Fidelity Series Commodity Strategy Fund	804,669,530	281,173,448	181,640,472	247,740,827	(5,294,996)	(85,333,471)	813,574,039
Fidelity Series Emerging Markets Debt Fund	157,199,368	12,706,817	12,018,438	3,564,781	(667,347)	2,912,713	160,133,113
Fidelity Series Emerging Markets Debt Local Currency Fund	51,094,033	4,208,427	3,418,049	--	(85,159)	263,957	52,063,209
Fidelity Series Emerging Markets Fund	461,198,780	45,446,923	61,152,261	--	4,750,034	(29,043,213)	421,200,263
Fidelity Series Emerging Markets Opportunities Fund	4,163,415,643	420,156,553	569,119,152	--	61,918,172	(246,023,903)	3,830,347,313
Fidelity Series Floating Rate High Income Fund	30,146,999	1,966,551	2,345,478	595,170	(92,675)	447,011	30,122,408
Fidelity Series Government Money Market Fund 0.07%	192,203,651	9,329,595	200,123,162	41,451	--	--	1,410,084
Fidelity Series Growth Company Fund	2,323,775,741	183,974,503	523,910,125	--	50,602,024	246,395,168	2,280,837,311
Fidelity Series High Income Fund	180,560,165	14,946,559	16,049,294	4,454,402	(46,205)	4,296,538	183,707,763
Fidelity Series Inflation-Protected Bond Index Fund	577,866,254	37,771,896	114,127,372	--	3,449,192	19,552,200	524,512,170
Fidelity Series International Credit Fund	11,535,904	147,264	--	147,264	--	93,293	11,776,461
Fidelity Series International Growth Fund	1,974,852,247	117,893,229	161,634,909	--	5,418,064	178,387,398	2,114,916,029
Fidelity Series International Small Cap Fund	620,028,461	18,176,939	57,325,191	--	4,289,844	76,861,151	662,031,204
Fidelity Series International Value Fund	1,974,264,607	263,370,746	187,545,677	--	7,953,335	62,165,403	2,120,208,414
Fidelity Series Intrinsic Opportunities Fund	2,332,742,578	457,307,167	249,447,469	315,609,673	16,443,510	(231,252,773)	2,325,793,013
Fidelity Series Investment Grade Bond Fund	11,978,817	6,692,162	7,072,659	107,065	(134,459)	250,437	11,714,298
Fidelity Series Large Cap Stock Fund	2,039,274,385	176,953,742	185,362,255	121,630,427	29,400,789	(42,255,550)	2,018,011,111
Fidelity Series Large Cap Value Index Fund	751,745,003	28,645,801	66,079,666	--	8,567,093	24,476,731	747,354,962
Fidelity Series Long-Term Treasury Bond Index Fund	792,952,982	214,276,007	176,885,695	9,374,037	(29,212,619)	80,119,595	881,250,270
Fidelity Series Opportunistic Insights Fund	1,190,385,340	70,450,048	227,937,784	--	19,598,794	122,123,331	1,174,619,729
Fidelity Series Overseas Fund	1,978,115,516	113,411,698	179,633,758	--	10,496,114	188,138,823	2,110,528,393
Fidelity Series Real Estate Income Fund	110,784,694	3,961,222	10,065,240	2,149,895	53,888	5,221,971	109,956,535
Fidelity Series Short-Term Credit Fund	40,486,799	1,045,806	40,085,988	184,133	860,683	(849,630)	1,457,670
Fidelity Series Small Cap Discovery Fund	255,189,289	31,229,891	28,891,568	25,866,715	4,950,506	(9,835,861)	252,642,257
Fidelity Series Small Cap Opportunities Fund	853,415,979	247,156,486	98,955,709	200,898,289	10,236,427	(173,132,638)	838,720,545
Fidelity Series Stock Selector Large Cap Value Fund	1,723,856,427	72,054,200	170,954,789	--	17,356,084	69,386,053	1,711,697,975
Fidelity Series Value Discovery Fund	1,325,695,634	57,999,758	125,325,344	--	21,543,104	36,473,309	1,316,386,461
	$29,118,676,218	$3,272,630,302	$3,970,122,105	$1,089,412,747	$272,606,573	$304,772,838	$28,998,563,826

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$7,209,453	$--	$7,209,453	$--
Domestic Equity Funds	14,941,047,714	14,941,047,714	--	--
International Equity Funds	12,039,030,367	12,039,030,367	--	--
Bond Funds	2,015,617,991	2,015,617,991	--	--
Short-Term Funds	14,197,066	14,197,066	--	--
Total Investments in Securities:	$29,017,102,591	$29,009,893,138	$7,209,453	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,209,498)	$7,209,453
Fidelity Central Funds (cost $11,328,895)	11,329,312
Other affiliated issuers (cost $20,712,625,512)	28,998,563,826
Total Investment in Securities (cost $20,731,163,905)		$29,017,102,591
Cash		6,277
Receivable for investments sold		354,696,052
Receivable for fund shares sold		23,134,686
Distributions receivable from Fidelity Central Funds		543
Other receivables		133,122
Total assets		29,395,073,271
Liabilities
Payable for investments purchased	$288,813,700
Payable for fund shares redeemed	73,292,977
Accrued management fee	16,508,222
Other payables and accrued expenses	139,397
Total liabilities		378,754,296
Net Assets		$29,016,318,975
Net Assets consist of:
Paid in capital		$19,543,274,874
Total accumulated earnings (loss)		9,473,044,101
Net Assets		$29,016,318,975
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($12,143,891,248 ÷ 972,090,937 shares)		$12.49
Class K:
Net Asset Value, offering price and redemption price per share ($12,443,745,532 ÷ 995,863,021 shares)		$12.50
Class K6:
Net Asset Value, offering price and redemption price per share ($4,428,682,195 ÷ 355,367,301 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$315,925,487
Interest		715
Income from Fidelity Central Funds		2,567
Total income		315,928,769
Expenses
Management fee	$98,413,716
Independent trustees' fees and expenses	38,471
Total expenses before reductions	98,452,187
Expense reductions	(2)
Total expenses after reductions		98,452,185
Net investment income (loss)		217,476,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	272,606,573
Futures contracts	640,942
Capital gain distributions from underlying funds:
Affiliated issuers	773,487,260
Total net realized gain (loss)		1,046,734,775
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(113)
Affiliated issuers	304,772,838
Total change in net unrealized appreciation (depreciation)		304,772,725
Net gain (loss)		1,351,507,500
Net increase (decrease) in net assets resulting from operations		$1,568,984,084

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$217,476,584	$257,448,605
Net realized gain (loss)	1,046,734,775	1,963,562,242
Change in net unrealized appreciation (depreciation)	304,772,725	8,625,456,449
Net increase (decrease) in net assets resulting from operations	1,568,984,084	10,846,467,296
Distributions to shareholders	(1,346,405,017)	(1,531,402,987)
Share transactions - net increase (decrease)	(347,503,227)	473,223,214
Total increase (decrease) in net assets	(124,924,160)	9,788,287,523
Net Assets
Beginning of period	29,141,243,135	19,352,955,612
End of period	$29,016,318,975	$29,141,243,135

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$8.40	$10.09	$10.67	$9.74	$8.75
Income from Investment Operations
Net investment income (loss)A	.09	.10	.15	.14	.11	.13
Net realized and unrealized gain (loss)	.57	4.60	(1.13)	–B	1.29	1.24
Total from investment operations	.66	4.70	(.98)	.14	1.40	1.37
Distributions from net investment income	–	(.12)	(.16)	(.15)	(.12)	(.13)
Distributions from net realized gain	(.60)	(.54)	(.55)	(.57)	(.35)	(.24)
Total distributions	(.60)	(.67)C	(.71)	(.72)	(.47)	(.38)C
Net asset value, end of period	$12.49	$12.43	$8.40	$10.09	$10.67	$9.74
Total ReturnD,E	5.33%	57.59%	(10.80)%	1.79%	14.52%	16.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.75%	.63%I	- %J
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.75%	.63%I	-%
Expenses net of all reductions	.75%H	.75%	.75%	.75%	.63%I	-%
Net investment income (loss)	1.39%H	.95%	1.52%	1.36%	1.04%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$12,143,891	$11,610,621	$7,378,482	$8,404,848	$8,285,660	$7,264,459
Portfolio turnover rateK	22%H	22%	28%	17%	16%L	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$8.39	$10.08	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B	.09	.11	.16	.15	.15
Net realized and unrealized gain (loss)	.59	4.59	(1.13)	–C	.59
Total from investment operations	.68	4.70	(.97)	.15	.74
Distributions from net investment income	–	(.13)	(.17)	(.16)	(.14)
Distributions from net realized gain	(.60)	(.54)	(.55)	(.57)	(.19)
Total distributions	(.60)	(.67)	(.72)	(.73)	(.33)
Net asset value, end of period	$12.50	$12.42	$8.39	$10.08	$10.66
Total ReturnD,E	5.50%	57.77%	(10.76)%	1.87%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%H	.64%	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%H	.64%	.64%	.64%	.65%H,I
Net investment income (loss)	1.49%H	1.05%	1.62%	1.46%	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,443,746	$13,396,654	$9,581,184	$11,994,623	$13,434,642
Portfolio turnover rateJ	22%H	22%	28%	17%	16%K
 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$8.37	$10.06	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B	.10	.13	.18	.16	.13
Net realized and unrealized gain (loss)	.58	4.57	(1.13)	.01	.83
Total from investment operations	.68	4.70	(.95)	.17	.96
Distributions from net investment income	–	(.15)	(.18)	(.19)	(.14)
Distributions from net realized gain	(.60)	(.55)	(.56)	(.58)	(.19)
Total distributions	(.60)	(.69)C	(.74)	(.77)	(.33)
Net asset value, end of period	$12.46	$12.38	$8.37	$10.06	$10.66
Total ReturnD,E	5.52%	57.95%	(10.58)%	2.06%	9.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.49%	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.49%	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.49%	.49%	.50%I	.50%H,I
Net investment income (loss)	1.64%H	1.20%	1.77%	1.61%	1.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,428,682	$4,133,969	$2,393,289	$2,035,487	$652,451
Portfolio turnover rateJ	22%H	22%	28%	17%	16%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	7.9
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.0
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	6.9%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/2/21 to 12/23/21
(Cost $4,429,691)	4,430,000	4,429,660
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Series All-Sector Equity Fund (a)	29,492,394	$373,078,778
Fidelity Series Blue Chip Growth Fund (a)	36,680,437	588,721,019
Fidelity Series Commodity Strategy Fund (a)	129,023,686	535,448,298
Fidelity Series Growth Company Fund (a)	56,816,611	1,501,094,868
Fidelity Series Intrinsic Opportunities Fund (a)	78,255,217	1,530,672,050
Fidelity Series Large Cap Stock Fund (a)	72,574,208	1,328,108,006
Fidelity Series Large Cap Value Index Fund (a)	32,084,479	491,855,059
Fidelity Series Opportunistic Insights Fund (a)	33,920,748	773,053,850
Fidelity Series Small Cap Discovery Fund (a)	11,783,900	166,270,834
Fidelity Series Small Cap Opportunities Fund (a)	38,927,121	551,986,573
Fidelity Series Stock Selector Large Cap Value Fund (a)	75,151,043	1,126,514,134
Fidelity Series Value Discovery Fund (a)	52,158,374	866,350,599
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,844,216,210)		9,833,154,068

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	37,628,991	513,259,438
Fidelity Series Emerging Markets Fund (a)	25,233,588	277,317,128
Fidelity Series Emerging Markets Opportunities Fund (a)	103,574,670	2,521,007,476
Fidelity Series International Growth Fund (a)	70,798,412	1,391,896,783
Fidelity Series International Small Cap Fund (a)	18,540,097	435,692,288
Fidelity Series International Value Fund (a)	124,148,633	1,395,430,640
Fidelity Series Overseas Fund (a)	99,856,738	1,389,007,228
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,734,234,718)		7,923,610,981

Bond Funds - 6.9%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	3,377,040	33,398,922
Fidelity Series Emerging Markets Debt Fund (a)	11,442,898	105,389,091
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,414,533	34,350,204
Fidelity Series Floating Rate High Income Fund (a)	2,141,031	19,911,593
Fidelity Series High Income Fund (a)	12,594,204	120,904,356
Fidelity Series Inflation-Protected Bond Index Fund (a)	30,902,106	345,176,519
Fidelity Series International Credit Fund (a)	696,490	7,006,687
Fidelity Series Investment Grade Bond Fund (a)	666,773	7,794,580
Fidelity Series Long-Term Treasury Bond Index Fund (a)	69,403,166	580,210,470
Fidelity Series Real Estate Income Fund (a)	6,243,826	72,365,939
TOTAL BOND FUNDS
(Cost $1,301,746,037)		1,326,508,361

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)	7,394,528	7,396,007
Fidelity Series Government Money Market Fund 0.07% (a)(c)	919,330	919,330
Fidelity Series Short-Term Credit Fund (a)	94,345	957,603
TOTAL SHORT-TERM FUNDS
(Cost $9,244,252)		9,272,940
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,893,870,908)		19,096,976,010
NET OTHER ASSETS (LIABILITIES) - 0.0%		(509,773)
NET ASSETS - 100%		$19,096,466,237

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$7,703,860	$22,982,503	$23,290,357	$1,689	$--	$1	$7,396,007	0.0%
Total	$7,703,860	$22,982,503	$23,290,357	$1,689	$--	$1	$7,396,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$33,398,922	$--	$--	$--	$--	$33,398,922
Fidelity Series All-Sector Equity Fund	378,738,471	18,965,657	54,138,957	--	4,540,474	24,973,133	373,078,778
Fidelity Series Blue Chip Growth Fund	600,853,021	149,383,322	125,052,185	103,383,897	12,123,070	(48,586,209)	588,721,019
Fidelity Series Canada Fund	465,061,710	60,040,264	41,790,429	--	2,443,036	27,504,857	513,259,438
Fidelity Series Commodity Strategy Fund	531,057,951	189,245,166	125,095,409	163,111,777	(3,089,758)	(56,669,652)	535,448,298
Fidelity Series Emerging Markets Debt Fund	103,767,500	9,224,186	9,078,769	2,341,427	(253,445)	1,729,619	105,389,091
Fidelity Series Emerging Markets Debt Local Currency Fund	33,749,871	3,099,724	2,618,483	--	(49,860)	168,952	34,350,204
Fidelity Series Emerging Markets Fund	304,374,578	32,441,039	43,626,731	--	3,419,487	(19,291,245)	277,317,128
Fidelity Series Emerging Markets Opportunities Fund	2,747,435,467	297,984,891	404,111,358	--	39,499,918	(159,801,442)	2,521,007,476
Fidelity Series Floating Rate High Income Fund	19,860,408	1,445,376	1,627,630	391,527	(23,549)	256,988	19,911,593
Fidelity Series Government Money Market Fund 0.07%	126,836,215	6,609,621	132,526,506	27,223	--	--	919,330
Fidelity Series Growth Company Fund	1,533,427,331	133,093,131	360,694,134	--	33,044,556	162,223,984	1,501,094,868
Fidelity Series High Income Fund	119,216,722	10,812,552	11,920,395	2,926,076	(7,389)	2,802,866	120,904,356
Fidelity Series Inflation-Protected Bond Index Fund	381,467,514	27,924,547	79,300,863	--	2,272,416	12,812,905	345,176,519
Fidelity Series International Credit Fund	6,863,561	87,619	--	87,619	--	55,507	7,006,687
Fidelity Series International Growth Fund	1,303,179,667	88,555,885	120,629,861	--	4,756,534	116,034,558	1,391,896,783
Fidelity Series International Small Cap Fund	409,181,533	15,345,009	42,190,951	--	3,088,273	50,268,424	435,692,288
Fidelity Series International Value Fund	1,302,824,858	184,436,658	137,893,194	--	5,437,683	40,624,635	1,395,430,640
Fidelity Series Intrinsic Opportunities Fund	1,539,354,207	310,095,328	177,377,917	207,763,108	12,414,747	(153,814,315)	1,530,672,050
Fidelity Series Investment Grade Bond Fund	8,058,650	4,520,239	4,861,644	71,184	(92,314)	169,649	7,794,580
Fidelity Series Large Cap Stock Fund	1,345,695,611	125,114,440	134,316,189	79,854,992	19,298,863	(27,684,719)	1,328,108,006
Fidelity Series Large Cap Value Index Fund	496,069,152	21,662,025	47,584,442	--	6,055,591	15,652,733	491,855,059
Fidelity Series Long-Term Treasury Bond Index Fund	523,327,304	145,751,691	122,274,625	6,157,608	(20,092,505)	53,498,605	580,210,470
Fidelity Series Opportunistic Insights Fund	785,520,418	52,680,278	158,205,603	--	13,432,640	79,626,117	773,053,850
Fidelity Series Overseas Fund	1,305,332,238	86,134,177	132,920,141	--	7,302,461	123,158,493	1,389,007,228
Fidelity Series Real Estate Income Fund	73,105,509	3,200,219	7,401,789	1,414,003	2,819	3,459,181	72,365,939
Fidelity Series Short-Term Credit Fund	26,716,767	817,381	26,583,872	120,940	572,382	(565,055)	957,603
Fidelity Series Small Cap Discovery Fund	168,396,737	21,274,265	20,218,128	16,977,035	3,451,368	(6,633,408)	166,270,834
Fidelity Series Small Cap Opportunities Fund	563,158,273	167,263,961	71,344,959	132,249,561	6,624,860	(113,715,562)	551,986,573
Fidelity Series Stock Selector Large Cap Value Fund	1,137,556,561	54,059,259	122,055,771	--	11,014,507	45,939,578	1,126,514,134
Fidelity Series Value Discovery Fund	874,813,304	43,305,756	89,864,210	--	12,410,095	25,685,654	866,350,599
	$19,215,001,109	$2,297,972,588	$2,807,305,145	$716,877,977	$179,596,960	$199,884,831	$19,085,150,343

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$4,429,660	$--	$4,429,660	$--
Domestic Equity Funds	9,833,154,068	9,833,154,068	--	--
International Equity Funds	7,923,610,981	7,923,610,981	--	--
Bond Funds	1,326,508,361	1,326,508,361	--	--
Short-Term Funds	9,272,940	9,272,940	--	--
Total Investments in Securities:	$19,096,976,010	$19,092,546,350	$4,429,660	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,429,691)	$4,429,660
Fidelity Central Funds (cost $7,395,728)	7,396,007
Other affiliated issuers (cost $13,882,045,489)	19,085,150,343
Total Investment in Securities (cost $13,893,870,908)		$19,096,976,010
Receivable for investments sold		249,866,649
Receivable for fund shares sold		19,987,499
Distributions receivable from Fidelity Central Funds		351
Other receivables		124,344
Total assets		19,366,954,853
Liabilities
Payable for investments purchased	$192,601,466
Payable for fund shares redeemed	67,049,589
Accrued management fee	10,713,217
Other payables and accrued expenses	124,344
Total liabilities		270,488,616
Net Assets		$19,096,466,237
Net Assets consist of:
Paid in capital		$13,116,236,576
Total accumulated earnings (loss)		5,980,229,661
Net Assets		$19,096,466,237
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($6,795,481,431 ÷ 475,021,866 shares)		$14.31
Class K:
Net Asset Value, offering price and redemption price per share ($8,990,811,567 ÷ 628,894,503 shares)		$14.30
Class K6:
Net Asset Value, offering price and redemption price per share ($3,310,173,239 ÷ 232,042,337 shares)		$14.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$207,925,791
Interest		467
Income from Fidelity Central Funds		1,689
Total income		207,927,947
Expenses
Management fee	$63,733,124
Independent trustees' fees and expenses	25,267
Total expenses before reductions	63,758,391
Expense reductions	(13)
Total expenses after reductions		63,758,378
Net investment income (loss)		144,169,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	179,596,960
Futures contracts	45,446
Capital gain distributions from underlying funds:
Affiliated issuers	508,952,186
Total net realized gain (loss)		688,594,592
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(76)
Fidelity Central Funds	1
Other affiliated issuers	199,884,831
Total change in net unrealized appreciation (depreciation)		199,884,756
Net gain (loss)		888,479,348
Net increase (decrease) in net assets resulting from operations		$1,032,648,917

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$144,169,569	$170,879,884
Net realized gain (loss)	688,594,592	1,198,195,727
Change in net unrealized appreciation (depreciation)	199,884,756	5,684,857,584
Net increase (decrease) in net assets resulting from operations	1,032,648,917	7,053,933,195
Distributions to shareholders	(869,117,506)	(888,134,747)
Share transactions - net increase (decrease)	(297,050,073)	661,817,893
Total increase (decrease) in net assets	(133,518,662)	6,827,616,341
Net Assets
Beginning of period	19,229,984,899	12,402,368,558
End of period	$19,096,466,237	$19,229,984,899

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.22	$9.54	$11.44	$12.09	$11.00	$9.89
Income from Investment Operations
Net investment income (loss)A	.10	.12	.17	.16	.12	.15
Net realized and unrealized gain (loss)	.66	5.23	(1.29)	(.01)	1.46	1.39
Total from investment operations	.76	5.35	(1.12)	.15	1.58	1.54
Distributions from net investment income	–	(.14)	(.18)	(.17)	(.13)	(.15)
Distributions from net realized gain	(.67)	(.53)	(.61)	(.63)	(.35)	(.28)
Total distributions	(.67)	(.67)	(.78)B	(.80)	(.49)B	(.43)
Net asset value, end of period	$14.31	$14.22	$9.54	$11.44	$12.09	$11.00
Total ReturnC,D	5.41%	57.65%	(10.80)%	1.72%	14.48%	16.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.75%	.63%H	- %I
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.63%H	-%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.63%H	-%
Net investment income (loss)	1.39%G	.96%	1.52%	1.37%	1.04%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$6,795,481	$6,499,049	$3,945,874	$4,345,914	$4,144,152	$3,496,184
Portfolio turnover rateJ	24%G	21%	28%	18%	17%K	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$9.53	$11.43	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B	.11	.13	.18	.17	.17
Net realized and unrealized gain (loss)	.65	5.23	(1.29)	(.01)	.67
Total from investment operations	.76	5.36	(1.11)	.16	.84
Distributions from net investment income	–	(.15)	(.19)	(.18)	(.15)
Distributions from net realized gain	(.67)	(.53)	(.61)	(.63)	(.19)
Total distributions	(.67)	(.68)	(.79)C	(.81)	(.35)C
Net asset value, end of period	$14.30	$14.21	$9.53	$11.43	$12.08
Total ReturnD,E	5.42%	57.85%	(10.74)%	1.83%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%H	.64%	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%H	.64%	.64%	.64%	.65%H,I
Net investment income (loss)	1.49%H	1.06%	1.62%	1.47%	2.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,990,812	$9,496,661	$6,636,812	$7,982,073	$8,748,416
Portfolio turnover rateJ	24%H	21%	28%	18%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$9.51	$11.41	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B	.12	.15	.20	.18	.14
Net realized and unrealized gain (loss)	.65	5.22	(1.28)	(.01)	.96
Total from investment operations	.77	5.37	(1.08)	.17	1.10
Distributions from net investment income	–	(.17)	(.20)	(.21)	(.16)
Distributions from net realized gain	(.67)	(.54)	(.61)	(.64)	(.19)
Total distributions	(.67)	(.71)	(.82)C	(.85)	(.35)
Net asset value, end of period	$14.27	$14.17	$9.51	$11.41	$12.09
Total ReturnD,E	5.51%	58.05%	(10.57)%	1.95%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.49%	.50%	.50%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.49%	.50%	.50%H,I
Expenses net of all reductions	.49%H	.49%	.49%	.50%	.50%H,I
Net investment income (loss)	1.64%H	1.21%	1.77%	1.62%	1.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,310,173	$3,234,275	$1,819,682	$1,485,505	$412,758
Portfolio turnover rateJ	24%H	21%	28%	18%	17%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	7.9
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.0
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	6.9%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/2/21 to 12/23/21
(Cost $3,919,727)	3,920,000	3,919,699
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Series All-Sector Equity Fund (a)	26,094,293	$330,092,804
Fidelity Series Blue Chip Growth Fund (a)	32,454,138	520,888,908
Fidelity Series Commodity Strategy Fund (a)	114,158,467	473,757,637
Fidelity Series Growth Company Fund (a)	50,270,289	1,328,141,046
Fidelity Series Intrinsic Opportunities Fund (a)	69,238,635	1,354,307,703
Fidelity Series Large Cap Stock Fund (a)	64,212,080	1,175,081,067
Fidelity Series Large Cap Value Index Fund (a)	28,387,663	435,182,872
Fidelity Series Opportunistic Insights Fund (a)	30,012,411	683,982,858
Fidelity Series Small Cap Discovery Fund (a)	10,426,138	147,112,811
Fidelity Series Small Cap Opportunities Fund (a)	34,441,920	488,386,431
Fidelity Series Stock Selector Large Cap Value Fund (a)	66,491,986	996,714,869
Fidelity Series Value Discovery Fund (a)	46,148,615	766,528,500
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,110,252,258)		8,700,177,506

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	33,292,254	454,106,348
Fidelity Series Emerging Markets Fund (a)	22,330,475	245,411,920
Fidelity Series Emerging Markets Opportunities Fund (a)	91,643,147	2,230,594,196
Fidelity Series International Growth Fund (a)	62,641,123	1,231,524,478
Fidelity Series International Small Cap Fund (a)	16,402,927	385,468,787
Fidelity Series International Value Fund (a)	109,843,197	1,234,637,537
Fidelity Series Overseas Fund (a)	88,351,335	1,228,967,071
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,099,042,256)		7,010,710,337

Bond Funds - 6.9%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	2,998,406	29,654,238
Fidelity Series Emerging Markets Debt Fund (a)	10,124,452	93,246,205
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,024,567	30,427,140
Fidelity Series Floating Rate High Income Fund (a)	1,898,263	17,653,849
Fidelity Series High Income Fund (a)	11,143,104	106,973,795
Fidelity Series Inflation-Protected Bond Index Fund (a)	27,340,609	305,394,604
Fidelity Series International Credit Fund (a)	588,847	5,923,798
Fidelity Series Investment Grade Bond Fund (a)	593,012	6,932,315
Fidelity Series Long-Term Treasury Bond Index Fund (a)	61,418,328	513,457,219
Fidelity Series Real Estate Income Fund (a)	5,524,412	64,027,932
TOTAL BOND FUNDS
(Cost $1,151,975,893)		1,173,691,095

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)	6,488,448	6,489,745
Fidelity Series Government Money Market Fund 0.07% (a)(c)	808,907	808,907
Fidelity Series Short-Term Credit Fund (a)	83,390	846,413
TOTAL SHORT-TERM FUNDS
(Cost $8,116,960)		8,145,065
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,373,307,094)		16,896,643,702
NET OTHER ASSETS (LIABILITIES) - 0.0%		(450,278)
NET ASSETS - 100%		$16,896,193,424

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$6,663,962	$20,353,117	$20,527,333	$1,479	$--	$(1)	$6,489,745	0.0%
Total	$6,663,962	$20,353,117	$20,527,333	$1,479	$--	$(1)	$6,489,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund.	$--	$29,654,238	$--	$--	$--	$--	$29,654,238
Fidelity Series All-Sector Equity Fund	333,498,446	17,630,188	47,019,692	--	3,851,443	22,132,419	330,092,804
Fidelity Series Blue Chip Growth Fund	529,081,371	134,160,097	109,937,014	91,413,122	10,441,054	(42,856,600)	520,888,908
Fidelity Series Canada Fund	409,510,603	55,563,213	37,311,317	--	1,984,217	24,359,632	454,106,348
Fidelity Series Commodity Strategy Fund	467,648,075	168,952,958	109,790,901	144,235,385	(3,087,139)	(49,965,356)	473,757,637
Fidelity Series Emerging Markets Debt Fund	91,385,124	8,535,106	7,970,114	2,066,954	(270,690)	1,566,779	93,246,205
Fidelity Series Emerging Markets Debt Local Currency Fund	29,730,839	2,889,892	2,294,878	--	(54,657)	155,944	30,427,140
Fidelity Series Emerging Markets Fund	268,029,768	29,922,918	38,487,039	--	2,795,141	(16,848,868)	245,411,920
Fidelity Series Emerging Markets Opportunities Fund	2,419,270,312	273,125,824	355,191,479	--	31,354,482	(137,964,943)	2,230,594,196
Fidelity Series Floating Rate High Income Fund	17,531,037	1,335,167	1,418,899	346,336	(52,451)	258,995	17,653,849
Fidelity Series Government Money Market Fund 0.07%	111,685,041	6,074,167	116,950,301	24,017	--	--	808,907
Fidelity Series Growth Company Fund	1,350,259,645	122,794,401	317,030,365	--	28,301,187	143,816,178	1,328,141,046
Fidelity Series High Income Fund	105,001,630	10,011,244	10,504,982	2,583,217	14,197	2,451,706	106,973,795
Fidelity Series Inflation-Protected Bond Index Fund	336,054,789	25,975,742	69,946,938	--	1,966,353	11,344,658	305,394,604
Fidelity Series International Credit Fund	5,802,793	74,077	--	74,077	--	46,928	5,923,798
Fidelity Series International Growth Fund	1,147,514,808	83,161,671	105,523,844	--	2,953,328	103,418,515	1,231,524,478
Fidelity Series International Small Cap Fund	360,316,787	15,022,333	36,911,870	--	2,602,973	44,438,564	385,468,787
Fidelity Series International Value Fund	1,147,213,405	167,683,698	120,815,527	--	5,114,017	35,441,944	1,234,637,537
Fidelity Series Intrinsic Opportunities Fund	1,355,478,802	281,836,320	157,695,693	183,705,781	9,304,091	(134,615,817)	1,354,307,703
Fidelity Series Investment Grade Bond Fund	7,122,862	4,062,240	4,321,095	63,296	(81,186)	149,494	6,932,315
Fidelity Series Large Cap Stock Fund	1,184,952,768	115,205,491	117,430,797	70,529,552	16,017,058	(23,663,453)	1,175,081,067
Fidelity Series Large Cap Value Index Fund	436,813,818	21,364,398	42,088,763	--	5,058,200	14,035,219	435,182,872
Fidelity Series Long-Term Treasury Bond Index Fund	460,841,160	131,169,079	107,977,339	5,434,605	(17,244,997)	46,669,316	513,457,219
Fidelity Series Opportunistic Insights Fund	691,690,531	49,314,125	139,017,686	--	12,127,581	69,868,307	683,982,858
Fidelity Series Overseas Fund	1,149,409,869	80,774,238	116,138,978	--	6,177,219	108,744,723	1,228,967,071
Fidelity Series Real Estate Income Fund	64,373,083	3,052,447	6,446,685	1,250,138	(6,391)	3,055,478	64,027,932
Fidelity Series Short-Term Credit Fund	23,525,503	761,509	23,447,066	106,672	505,094	(498,627)	846,413
Fidelity Series Small Cap Discovery Fund	148,281,900	19,558,596	17,928,066	14,958,354	2,879,036	(5,678,655)	147,112,811
Fidelity Series Small Cap Opportunities Fund	495,889,650	149,674,417	62,404,335	116,936,096	5,294,442	(100,067,743)	488,386,431
Fidelity Series Stock Selector Large Cap Value Fund	1,001,675,540	53,361,760	108,423,973	--	8,921,007	41,180,535	996,714,869
Fidelity Series Value Discovery Fund	770,316,992	42,554,640	79,829,197	--	9,741,377	23,744,688	766,528,500
	$16,919,906,951	$2,105,256,194	$2,470,254,833	$633,727,602	$146,605,986	$184,719,960	$16,886,234,258

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$3,919,699	$--	$3,919,699	$--
Domestic Equity Funds	8,700,177,506	8,700,177,506	--	--
International Equity Funds	7,010,710,337	7,010,710,337	--	--
Bond Funds	1,173,691,095	1,173,691,095	--	--
Short-Term Funds	8,145,065	8,145,065	--	--
Total Investments in Securities:	$16,896,643,702	$16,892,724,003	$3,919,699	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,919,727)	$3,919,699
Fidelity Central Funds (cost $6,489,504)	6,489,745
Other affiliated issuers (cost $12,362,897,863)	16,886,234,258
Total Investment in Securities (cost $12,373,307,094)		$16,896,643,702
Receivable for investments sold		229,041,488
Receivable for fund shares sold		19,862,387
Distributions receivable from Fidelity Central Funds		308
Other receivables		73,018
Total assets		17,145,620,903
Liabilities
Payable for investments purchased	$173,622,197
Payable for fund shares redeemed	66,270,662
Accrued management fee	9,461,602
Other payables and accrued expenses	73,018
Total liabilities		249,427,479
Net Assets		$16,896,193,424
Net Assets consist of:
Paid in capital		$11,704,416,830
Total accumulated earnings (loss)		5,191,776,594
Net Assets		$16,896,193,424
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($5,746,733,309 ÷ 398,364,810 shares)		$14.43
Class K:
Net Asset Value, offering price and redemption price per share ($8,297,792,035 ÷ 575,526,934 shares)		$14.42
Class K6:
Net Asset Value, offering price and redemption price per share ($2,851,668,080 ÷ 197,898,207 shares)		$14.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$183,826,716
Interest		412
Income from Fidelity Central Funds		1,479
Total income		183,828,607
Expenses
Management fee	$56,175,517
Independent trustees' fees and expenses	22,270
Total expenses before reductions	56,197,787
Expense reductions	(9)
Total expenses after reductions		56,197,778
Net investment income (loss)		127,630,829
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	146,605,986
Futures contracts	34,944
Capital gain distributions from underlying funds:
Affiliated issuers	449,900,886
Total net realized gain (loss)		596,541,816
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(68)
Fidelity Central Funds	(1)
Other affiliated issuers	184,719,960
Total change in net unrealized appreciation (depreciation)		184,719,891
Net gain (loss)		781,261,707
Net increase (decrease) in net assets resulting from operations		$908,892,536

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,630,829	$149,713,179
Net realized gain (loss)	596,541,816	1,030,408,809
Change in net unrealized appreciation (depreciation)	184,719,891	4,998,115,959
Net increase (decrease) in net assets resulting from operations	908,892,536	6,178,237,947
Distributions to shareholders	(753,225,732)	(765,799,605)
Share transactions - net increase (decrease)	(192,445,541)	708,288,076
Total increase (decrease) in net assets	(36,778,737)	6,120,726,418
Net Assets
Beginning of period	16,932,972,161	10,812,245,743
End of period	$16,896,193,424	$16,932,972,161

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$9.61	$11.52	$12.16	$11.05	$9.93
Income from Investment Operations
Net investment income (loss)A	.10	.12	.18	.16	.12	.15
Net realized and unrealized gain (loss)	.67	5.27	(1.30)	–B	1.48	1.40
Total from investment operations	.77	5.39	(1.12)	.16	1.60	1.55
Distributions from net investment income	–	(.14)	(.18)	(.17)	(.14)	(.15)
Distributions from net realized gain	(.67)	(.53)	(.60)	(.63)	(.35)	(.28)
Total distributions	(.67)	(.67)	(.79)C	(.80)	(.49)	(.43)
Net asset value, end of period	$14.43	$14.33	$9.61	$11.52	$12.16	$11.05
Total ReturnD,E	5.40%	57.62%	(10.80)%	1.73%	14.59%	16.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.75%	.63%I	- %J
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.75%	.63%I	-%
Expenses net of all reductions	.75%H	.75%	.75%	.75%	.63%I	-%
Net investment income (loss)	1.39%H	.96%	1.53%	1.37%	1.04%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$5,746,733	$5,495,177	$3,373,190	$3,679,538	$3,452,997	$2,884,830
Portfolio turnover rateK	25%H	21%	27%	18%	16%L	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.32	$9.60	$11.50	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B	.11	.13	.19	.17	.17
Net realized and unrealized gain (loss)	.66	5.27	(1.29)	–C	.67
Total from investment operations	.77	5.40	(1.10)	.17	.84
Distributions from net investment income	–	(.15)	(.19)	(.18)	(.15)
Distributions from net realized gain	(.67)	(.53)	(.61)	(.63)	(.19)
Total distributions	(.67)	(.68)	(.80)	(.81)	(.35)D
Net asset value, end of period	$14.42	$14.32	$9.60	$11.50	$12.14
Total ReturnE,F	5.40%	57.78%	(10.66)%	1.82%	7.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.64%	.64%	.65%I,J
Net investment income (loss)	1.50%I	1.06%	1.63%	1.48%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,297,792	$8,727,043	$5,952,708	$6,982,416	$7,475,339
Portfolio turnover rateK	25%I	21%	27%	18%	16%L

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.30	$9.59	$11.49	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B	.12	.15	.20	.19	.14
Net realized and unrealized gain (loss)	.66	5.26	(1.28)	(.01)	.96
Total from investment operations	.78	5.41	(1.08)	.18	1.10
Distributions from net investment income	–	(.17)	(.21)	(.21)	(.16)
Distributions from net realized gain	(.67)	(.53)	(.61)	(.63)	(.19)
Total distributions	(.67)	(.70)	(.82)	(.84)	(.35)
Net asset value, end of period	$14.41	$14.30	$9.59	$11.49	$12.15
Total ReturnC,D	5.48%	57.97%	(10.49)%	1.96%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.49%	.50%H	.50%G,H
Expenses net of fee waivers, if any	.49%G	.49%	.49%	.50%H	.50%G,H
Expenses net of all reductions	.49%G	.49%	.49%	.50%H	.50%G,H
Net investment income (loss)	1.65%G	1.21%	1.78%	1.62%	1.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,851,668	$2,710,752	$1,486,348	$1,184,606	$327,591
Portfolio turnover rateI	25%G	21%	27%	18%	16%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	7.9
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.0
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	6.9%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/2/21 to 12/23/21
(Cost $2,039,858)	2,040,000	2,039,844
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Series All-Sector Equity Fund (a)	13,554,558	$171,465,155
Fidelity Series Blue Chip Growth Fund (a)	16,858,189	270,573,928
Fidelity Series Commodity Strategy Fund (a)	59,301,458	246,101,052
Fidelity Series Growth Company Fund (a)	26,112,860	689,901,769
Fidelity Series Intrinsic Opportunities Fund (a)	35,965,526	703,485,698
Fidelity Series Large Cap Stock Fund (a)	33,354,292	610,383,546
Fidelity Series Large Cap Value Index Fund (a)	14,745,701	226,051,591
Fidelity Series Opportunistic Insights Fund (a)	15,589,821	355,292,026
Fidelity Series Small Cap Discovery Fund (a)	5,415,753	76,416,282
Fidelity Series Small Cap Opportunities Fund (a)	17,890,618	253,688,962
Fidelity Series Stock Selector Large Cap Value Fund (a)	34,538,512	517,732,296
Fidelity Series Value Discovery Fund (a)	23,971,462	398,165,983
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,465,088,228)		4,519,258,288

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	17,293,375	235,881,637
Fidelity Series Emerging Markets Fund (a)	11,613,094	127,627,908
Fidelity Series Emerging Markets Opportunities Fund (a)	47,610,725	1,158,845,044
Fidelity Series International Growth Fund (a)	32,538,889	639,714,555
Fidelity Series International Small Cap Fund (a)	8,518,652	200,188,325
Fidelity Series International Value Fund (a)	57,057,948	641,331,337
Fidelity Series Overseas Fund (a)	45,893,917	638,384,379
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,781,238,138)		3,641,973,185

Bond Funds - 6.9%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	1,589,417	15,719,334
Fidelity Series Emerging Markets Debt Fund (a)	5,259,132	48,436,608
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,584,569	15,940,766
Fidelity Series Floating Rate High Income Fund (a)	1,001,125	9,310,463
Fidelity Series High Income Fund (a)	5,788,257	55,567,266
Fidelity Series Inflation-Protected Bond Index Fund (a)	14,200,112	158,615,247
Fidelity Series International Credit Fund (a)	198,974	2,001,674
Fidelity Series Investment Grade Bond Fund (a)	319,804	3,738,511
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,940,110	267,019,321
Fidelity Series Real Estate Income Fund (a)	2,869,631	33,259,028
TOTAL BOND FUNDS
(Cost $599,201,525)		609,608,218

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)	3,208,272	3,208,913
Fidelity Series Government Money Market Fund 0.07% (a)(c)	411,850	411,850
Fidelity Series Short-Term Credit Fund (a)	43,151	437,983
TOTAL SHORT-TERM FUNDS
(Cost $4,042,895)		4,058,746
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,851,610,644)		8,776,938,281
NET OTHER ASSETS (LIABILITIES) - 0.0%		(232,499)
NET ASSETS - 100%		$8,776,705,782

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,684,383	$12,907,789	$13,383,259	$712	$--	$--	$3,208,913	0.0%
Total	$3,684,383	$12,907,789	$13,383,259	$712	$--	$--	$3,208,913

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund.	$--	$15,719,334	$--	$--	$--	$--	$15,719,334
Fidelity Series All-Sector Equity Fund	169,529,154	13,250,930	24,476,741	--	317,000	12,844,812	171,465,155
Fidelity Series Blue Chip Growth Fund	268,949,843	75,881,117	56,961,597	47,357,380	5,586,644	(22,882,079)	270,573,928
Fidelity Series Canada Fund	208,170,665	34,148,606	19,697,769	--	812,243	12,447,892	235,881,637
Fidelity Series Commodity Strategy Fund	237,805,122	93,196,594	56,897,807	74,762,911	(2,400,125)	(25,602,732)	246,101,052
Fidelity Series Emerging Markets Debt Fund	46,496,716	5,565,709	4,272,013	1,061,909	(92,485)	738,681	48,436,608
Fidelity Series Emerging Markets Debt Local Currency Fund	15,155,047	1,993,209	1,249,860	--	(32,391)	74,761	15,940,766
Fidelity Series Emerging Markets Fund	136,293,715	18,801,735	20,184,975	--	984,968	(8,267,535)	127,627,908
Fidelity Series Emerging Markets Opportunities Fund	1,229,870,619	169,108,573	184,633,092	--	10,045,414	(65,546,470)	1,158,845,044
Fidelity Series Floating Rate High Income Fund	8,900,484	1,001,499	698,850	179,990	7,656	99,674	9,310,463
Fidelity Series Government Money Market Fund 0.07%	56,774,094	3,995,425	60,357,669	12,285	--	--	411,850
Fidelity Series Growth Company Fund	686,378,848	79,793,812	163,846,397	--	12,519,757	75,055,749	689,901,769
Fidelity Series High Income Fund	53,460,742	6,553,171	5,708,475	1,328,610	21,372	1,240,456	55,567,266
Fidelity Series Inflation-Protected Bond Index Fund	170,995,799	17,588,775	36,768,431	--	885,817	5,913,287	158,615,247
Fidelity Series International Credit Fund	1,960,786	25,031	--	25,031	--	15,857	2,001,674
Fidelity Series International Growth Fund	583,321,985	58,129,105	55,601,882	--	1,252,449	52,612,898	639,714,555
Fidelity Series International Small Cap Fund	183,201,891	12,226,655	19,223,216	--	656,255	23,326,740	200,188,325
Fidelity Series International Value Fund	583,208,942	101,107,332	63,426,527	--	1,970,167	18,471,423	641,331,337
Fidelity Series Intrinsic Opportunities Fund	689,049,233	162,473,776	82,434,040	95,169,868	2,409,406	(68,012,677)	703,485,698
Fidelity Series Investment Grade Bond Fund	3,695,040	2,303,657	2,295,033	33,605	(42,365)	77,212	3,738,511
Fidelity Series Large Cap Stock Fund	602,360,701	73,785,745	61,156,201	36,356,256	6,937,463	(11,544,162)	610,383,546
Fidelity Series Large Cap Value Index Fund	222,051,467	16,119,679	21,745,494	--	1,881,035	7,744,904	226,051,591
Fidelity Series Long-Term Treasury Bond Index Fund	234,347,727	73,847,255	56,086,220	2,786,334	(8,197,119)	23,107,678	267,019,321
Fidelity Series Opportunistic Insights Fund	351,611,195	34,006,816	71,962,870	--	5,429,663	36,207,222	355,292,026
Fidelity Series Overseas Fund	584,283,758	56,659,244	60,841,196	--	2,605,059	55,677,514	638,384,379
Fidelity Series Real Estate Income Fund	32,723,293	2,401,953	3,413,391	646,363	7,122	1,540,051	33,259,028
Fidelity Series Short-Term Credit Fund	11,958,990	435,505	11,959,773	54,587	262,694	(259,433)	437,983
Fidelity Series Small Cap Discovery Fund	75,377,936	11,779,771	9,299,341	7,628,778	1,001,880	(2,443,964)	76,416,282
Fidelity Series Small Cap Opportunities Fund	252,078,397	83,647,878	32,822,027	60,579,429	1,296,179	(50,511,465)	253,688,962
Fidelity Series Stock Selector Large Cap Value Fund	509,196,016	39,566,395	56,299,856	--	3,190,286	22,079,455	517,732,296
Fidelity Series Value Discovery Fund	391,585,133	31,212,305	41,440,203	--	3,994,366	12,814,382	398,165,983
	$8,600,793,338	$1,296,326,591	$1,285,760,946	$327,983,336	$53,310,410	$107,020,131	$8,771,689,524

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,039,844	$--	$2,039,844	$--
Domestic Equity Funds	4,519,258,288	4,519,258,288	--	--
International Equity Funds	3,641,973,185	3,641,973,185	--	--
Bond Funds	609,608,218	609,608,218	--	--
Short-Term Funds	4,058,746	4,058,746	--	--
Total Investments in Securities:	$8,776,938,281	$8,774,898,437	$2,039,844	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,039,858)	$2,039,844
Fidelity Central Funds (cost $3,208,794)	3,208,913
Other affiliated issuers (cost $6,846,361,992)	8,771,689,524
Total Investment in Securities (cost $6,851,610,644)		$8,776,938,281
Receivable for investments sold		134,276,621
Receivable for fund shares sold		14,042,176
Distributions receivable from Fidelity Central Funds		151
Total assets		8,925,257,229
Liabilities
Payable for investments purchased	$92,707,493
Payable for fund shares redeemed	50,958,583
Accrued management fee	4,885,371
Total liabilities		148,551,447
Net Assets		$8,776,705,782
Net Assets consist of:
Paid in capital		$6,538,823,665
Total accumulated earnings (loss)		2,237,882,117
Net Assets		$8,776,705,782
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($2,722,021,466 ÷ 164,026,264 shares)		$16.60
Class K:
Net Asset Value, offering price and redemption price per share ($4,551,252,116 ÷ 274,201,496 shares)		$16.60
Class K6:
Net Asset Value, offering price and redemption price per share ($1,503,432,200 ÷ 90,626,954 shares)		$16.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$95,183,115
Interest		210
Income from Fidelity Central Funds		712
Total income		95,184,037
Expenses
Management fee	$28,679,194
Independent trustees' fees and expenses	11,357
Total expenses before reductions	28,690,551
Expense reductions	(7)
Total expenses after reductions		28,690,544
Net investment income (loss)		66,493,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	53,310,410
Futures contracts	17,866
Capital gain distributions from underlying funds:
Affiliated issuers	232,800,221
Total net realized gain (loss)		286,128,497
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(34)
Affiliated issuers	107,020,131
Total change in net unrealized appreciation (depreciation)		107,020,097
Net gain (loss)		393,148,594
Net increase (decrease) in net assets resulting from operations		$459,642,087

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,493,493	$75,498,841
Net realized gain (loss)	286,128,497	472,399,259
Change in net unrealized appreciation (depreciation)	107,020,097	2,509,420,003
Net increase (decrease) in net assets resulting from operations	459,642,087	3,057,318,103
Distributions to shareholders	(369,996,447)	(325,870,637)
Share transactions - net increase (decrease)	83,768,398	641,326,242
Total increase (decrease) in net assets	173,414,038	3,372,773,708
Net Assets
Beginning of period	8,603,291,744	5,230,518,036
End of period	$8,776,705,782	$8,603,291,744

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.46	$10.95	$13.10	$13.70	$12.41	$11.08
Income from Investment Operations
Net investment income (loss)A	.12	.14	.20	.19	.14	.17
Net realized and unrealized gain (loss)	.76	6.02	(1.49)	–B	1.64	1.57
Total from investment operations	.88	6.16	(1.29)	.19	1.78	1.74
Distributions from net investment income	–	(.16)	(.20)	(.19)	(.15)	(.16)
Distributions from net realized gain	(.74)	(.50)	(.66)	(.60)	(.34)	(.25)
Total distributions	(.74)	(.65)C	(.86)	(.79)	(.49)	(.41)
Net asset value, end of period	$16.60	$16.46	$10.95	$13.10	$13.70	$12.41
Total ReturnD,E	5.39%	57.70%	(10.85)%	1.73%	14.49%	16.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.75%	.75%	.64%I	- %J
Expenses net of fee waivers, if any	.75%H	.75%	.75%	.75%	.64%I	-%
Expenses net of all reductions	.75%H	.75%	.75%	.75%	.64%I	-%
Net investment income (loss)	1.41%H	.97%	1.54%	1.40%	1.06%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,722,021	$2,561,622	$1,500,450	$1,490,393	$1,265,311	$922,284
Portfolio turnover rateK	29%H	21%	25%	18%	15%L	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.45	$10.95	$13.09	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B	.13	.15	.21	.20	.19
Net realized and unrealized gain (loss)	.76	6.01	(1.48)	–C	.76
Total from investment operations	.89	6.16	(1.27)	.20	.95
Distributions from net investment income	–	(.17)	(.21)	(.20)	(.17)
Distributions from net realized gain	(.74)	(.50)	(.66)	(.60)	(.20)
Total distributions	(.74)	(.66)D	(.87)	(.80)	(.37)
Net asset value, end of period	$16.60	$16.45	$10.95	$13.09	$13.69
Total ReturnE,F	5.46%	57.70%	(10.70)%	1.84%	7.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.64%	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.64%	.64%	.65%I,J
Net investment income (loss)	1.52%I	1.07%	1.64%	1.50%	2.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,551,252	$4,567,253	$2,984,272	$3,138,528	$2,992,599
Portfolio turnover rateK	29%I	21%	25%	18%	15%L

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.43	$10.93	$13.08	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B	.14	.17	.23	.21	.16
Net realized and unrealized gain (loss)	.76	6.01	(1.48)	–C	1.09
Total from investment operations	.90	6.18	(1.25)	.21	1.25
Distributions from net investment income	–	(.19)	(.23)	(.23)	(.17)
Distributions from net realized gain	(.74)	(.50)	(.67)	(.60)	(.20)
Total distributions	(.74)	(.68)D	(.90)	(.83)	(.38)D
Net asset value, end of period	$16.59	$16.43	$10.93	$13.08	$13.70
Total ReturnE,F	5.53%	58.01%	(10.61)%	1.97%	9.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%I	.49%	.49%	.50%J	.50%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.49%	.50%J	.50%I,J
Expenses net of all reductions	.49%I	.49%	.49%	.50%J	.50%I,J
Net investment income (loss)	1.67%I	1.22%	1.79%	1.65%	1.43%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,503,432	$1,474,416	$745,795	$541,624	$135,481
Portfolio turnover rateK	29%I	21%	25%	18%	15%L

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	7.9
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.0
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/9/21 to 12/23/21
(Cost $799,941)	800,000	799,941
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Series All-Sector Equity Fund (a)	5,248,737	$66,396,527
Fidelity Series Blue Chip Growth Fund (a)	6,528,025	104,774,806
Fidelity Series Commodity Strategy Fund (a)	22,964,674	95,303,397
Fidelity Series Growth Company Fund (a)	10,111,808	267,153,963
Fidelity Series Intrinsic Opportunities Fund (a)	13,926,854	272,409,268
Fidelity Series Large Cap Stock Fund (a)	12,915,576	236,355,033
Fidelity Series Large Cap Value Index Fund (a)	5,709,902	87,532,804
Fidelity Series Opportunistic Insights Fund (a)	6,036,861	137,580,065
Fidelity Series Small Cap Discovery Fund (a)	2,097,111	29,590,241
Fidelity Series Small Cap Opportunities Fund (a)	6,927,747	98,235,448
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,374,102	200,477,795
Fidelity Series Value Discovery Fund (a)	9,282,350	154,179,835
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,434,961,129)		1,749,989,182

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	6,695,994	91,333,363
Fidelity Series Emerging Markets Fund (a)	4,505,045	49,510,448
Fidelity Series Emerging Markets Opportunities Fund (a)	18,440,551	448,843,018
Fidelity Series International Growth Fund (a)	12,600,195	247,719,825
Fidelity Series International Small Cap Fund (a)	3,297,528	77,491,901
Fidelity Series International Value Fund (a)	22,094,284	248,339,757
Fidelity Series Overseas Fund (a)	17,771,654	247,203,706
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,133,144,668)		1,410,442,018

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	634,483	6,275,034
Fidelity Series Emerging Markets Debt Fund (a)	2,036,513	18,756,283
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	616,277	6,199,746
Fidelity Series Floating Rate High Income Fund (a)	394,350	3,667,457
Fidelity Series High Income Fund (a)	2,241,403	21,517,473
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,497,595	61,408,131
Fidelity Series International Credit Fund (a)	29,186	293,608
Fidelity Series Investment Grade Bond Fund (a)	129,051	1,508,608
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,390,004	103,580,435
Fidelity Series Real Estate Income Fund (a)	1,111,186	12,878,651
TOTAL BOND FUNDS
(Cost $232,206,328)		236,085,426

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)	1,088,247	1,088,465
Fidelity Series Government Money Market Fund 0.07% (a)(c)	154,355	154,355
Fidelity Series Short-Term Credit Fund (a)	16,609	168,582
TOTAL SHORT-TERM FUNDS
(Cost $1,404,263)		1,411,402
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,802,516,329)		3,398,727,969
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89,554)
NET ASSETS - 100%		$3,398,638,415

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,156,736	$4,599,960	$4,668,232	$247	$--	$1	$1,088,465	0.0%
Total	$1,156,736	$4,599,960	$4,668,232	$247	$--	$1	$1,088,465

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund.	$--	$6,275,034	$--	$--	$--	$--	$6,275,034
Fidelity Series All-Sector Equity Fund	61,974,277	8,537,172	8,931,148	--	246,201	4,570,025	66,396,527
Fidelity Series Blue Chip Growth Fund	98,319,479	34,569,401	21,014,902	18,282,390	749,672	(7,848,844)	104,774,806
Fidelity Series Canada Fund	76,101,144	17,984,779	7,539,060	--	82,416	4,704,084	91,333,363
Fidelity Series Commodity Strategy Fund	87,009,427	40,681,822	21,076,502	28,880,247	(1,086,441)	(10,224,909)	95,303,397
Fidelity Series Emerging Markets Debt Fund	17,020,992	3,122,985	1,614,663	401,643	(67,083)	294,052	18,756,283
Fidelity Series Emerging Markets Debt Local Currency Fund	5,578,196	1,078,505	463,908	--	(14,095)	21,048	6,199,746
Fidelity Series Emerging Markets Fund	49,863,873	10,040,089	7,570,453	--	55,242	(2,878,303)	49,510,448
Fidelity Series Emerging Markets Opportunities Fund	449,650,916	89,831,073	68,907,764	--	505,055	(22,236,262)	448,843,018
Fidelity Series Floating Rate High Income Fund	3,270,149	616,874	260,866	69,141	(4,374)	45,674	3,667,457
Fidelity Series Government Money Market Fund 0.07%	20,754,237	2,265,857	22,865,739	4,607	--	--	154,355
Fidelity Series Growth Company Fund	250,917,244	44,203,378	60,468,512	--	2,935,381	29,566,472	267,153,963
Fidelity Series High Income Fund	19,601,276	3,636,107	2,193,727	503,171	11,431	462,386	21,517,473
Fidelity Series Inflation-Protected Bond Index Fund	62,660,351	10,291,728	14,085,008	--	173,562	2,367,498	61,408,131
Fidelity Series International Credit Fund	287,610	3,672	--	3,672	--	2,326	293,608
Fidelity Series International Growth Fund	213,242,533	34,560,923	19,809,227	--	119,001	19,606,595	247,719,825
Fidelity Series International Small Cap Fund	67,009,481	8,587,149	7,013,637	--	132,011	8,776,897	77,491,901
Fidelity Series International Value Fund	213,237,689	51,652,691	23,915,106	--	241,294	7,123,189	248,339,757
Fidelity Series Intrinsic Opportunities Fund	251,897,810	77,650,052	31,109,374	36,739,854	234,764	(26,263,984)	272,409,268
Fidelity Series Investment Grade Bond Fund	1,342,213	1,061,906	907,992	13,135	(16,563)	29,044	1,508,608
Fidelity Series Large Cap Stock Fund	220,205,711	41,190,775	22,656,342	13,865,817	1,153,573	(3,538,684)	236,355,033
Fidelity Series Large Cap Value Index Fund	81,175,981	11,008,382	8,113,533	--	425,956	3,036,018	87,532,804
Fidelity Series Long-Term Treasury Bond Index Fund	85,714,612	33,394,490	21,018,956	1,050,277	(2,956,276)	8,446,565	103,580,435
Fidelity Series Opportunistic Insights Fund	128,538,017	20,176,067	26,494,979	--	1,072,593	14,288,367	137,580,065
Fidelity Series Overseas Fund	213,593,299	33,646,411	21,451,884	--	406,243	21,009,637	247,203,706
Fidelity Series Real Estate Income Fund	11,962,599	1,617,413	1,270,923	249,345	5,103	564,459	12,878,651
Fidelity Series Short-Term Credit Fund	4,369,718	318,885	4,521,140	20,440	87,549	(86,430)	168,582
Fidelity Series Small Cap Discovery Fund	27,556,071	6,019,816	3,404,891	2,862,894	230,793	(811,548)	29,590,241
Fidelity Series Small Cap Opportunities Fund	92,151,690	37,433,261	12,197,654	23,386,198	(70,001)	(19,081,848)	98,235,448
Fidelity Series Stock Selector Large Cap Value Fund	186,148,436	26,350,491	21,126,500	--	865,530	8,239,838	200,477,795
Fidelity Series Value Discovery Fund	143,152,658	20,662,314	15,606,924	--	928,736	5,043,051	154,179,835
	$3,144,307,689	$678,469,502	$477,611,314	$126,332,831	$6,447,273	$45,226,413	$3,396,839,563

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$799,941	$--	$799,941	$--
Domestic Equity Funds	1,749,989,182	1,749,989,182	--	--
International Equity Funds	1,410,442,018	1,410,442,018	--	--
Bond Funds	236,085,426	236,085,426	--	--
Short-Term Funds	1,411,402	1,411,402	--	--
Total Investments in Securities:	$3,398,727,969	$3,397,928,028	$799,941	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $799,941)	$799,941
Fidelity Central Funds (cost $1,088,428)	1,088,465
Other affiliated issuers (cost $2,800,627,960)	3,396,839,563
Total Investment in Securities (cost $2,802,516,329)		$3,398,727,969
Receivable for investments sold		61,796,198
Receivable for fund shares sold		8,132,217
Distributions receivable from Fidelity Central Funds		53
Total assets		3,468,656,437
Liabilities
Payable for investments purchased	$38,215,185
Payable for fund shares redeemed	29,921,217
Accrued management fee	1,881,620
Total liabilities		70,018,022
Net Assets		$3,398,638,415
Net Assets consist of:
Paid in capital		$2,698,141,979
Total accumulated earnings (loss)		700,496,436
Net Assets		$3,398,638,415
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($999,885,389 ÷ 66,283,658 shares)		$15.08
Class K:
Net Asset Value, offering price and redemption price per share ($1,792,854,835 ÷ 118,873,851 shares)		$15.08
Class K6:
Net Asset Value, offering price and redemption price per share ($605,898,191 ÷ 40,165,306 shares)		$15.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$36,686,806
Interest		92
Income from Fidelity Central Funds		247
Total income		36,687,145
Expenses
Management fee	$10,794,933
Independent trustees' fees and expenses	4,206
Total expenses before reductions	10,799,139
Expense reductions	(1)
Total expenses after reductions		10,799,138
Net investment income (loss)		25,888,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,447,273
Futures contracts	(24,867)
Capital gain distributions from underlying funds:
Affiliated issuers	89,646,025
Total net realized gain (loss)		96,068,431
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7)
Fidelity Central Funds	1
Other affiliated issuers	45,226,413
Total change in net unrealized appreciation (depreciation)		45,226,407
Net gain (loss)		141,294,838
Net increase (decrease) in net assets resulting from operations		$167,182,845

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,888,007	$25,946,111
Net realized gain (loss)	96,068,431	148,518,160
Change in net unrealized appreciation (depreciation)	45,226,407	840,190,684
Net increase (decrease) in net assets resulting from operations	167,182,845	1,014,654,955
Distributions to shareholders	(122,899,717)	(98,835,588)
Share transactions - net increase (decrease)	209,302,087	613,987,503
Total increase (decrease) in net assets	253,585,215	1,529,806,870
Net Assets
Beginning of period	3,145,053,200	1,615,246,330
End of period	$3,398,638,415	$3,145,053,200

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.89	$9.87	$11.76	$12.20	$11.01	$9.78
Income from Investment Operations
Net investment income (loss)A	.11	.13	.19	.17	.13	.16
Net realized and unrealized gain (loss)	.68	5.43	(1.34)	.01	1.46	1.37
Total from investment operations	.79	5.56	(1.15)	.18	1.59	1.53
Distributions from net investment income	–	(.15)	(.19)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.60)	(.39)	(.55)	(.45)	(.26)	(.17)
Total distributions	(.60)	(.54)	(.74)	(.62)B	(.40)B	(.30)
Net asset value, end of period	$15.08	$14.89	$9.87	$11.76	$12.20	$11.01
Total ReturnC,D	5.33%	57.57%	(10.80)%	1.78%	14.50%	16.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.75%	.66%H	- %I
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.66%H	-%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.66%H	-%
Net investment income (loss)	1.46%G	.99%	1.59%	1.46%	1.09%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$999,885	$891,301	$451,002	$367,472	$241,896	$116,155
Portfolio turnover rateJ	29%G	18%	25%	16%	11%K	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.88	$9.86	$11.74	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B	.12	.14	.20	.19	.16
Net realized and unrealized gain (loss)	.68	5.43	(1.34)	(.01)	.68
Total from investment operations	.80	5.57	(1.14)	.18	.84
Distributions from net investment income	–	(.15)	(.19)	(.17)	(.15)
Distributions from net realized gain	(.60)	(.39)	(.55)	(.45)	(.15)
Total distributions	(.60)	(.55)C	(.74)	(.63)C	(.30)
Net asset value, end of period	$15.08	$14.88	$9.86	$11.74	$12.19
Total ReturnD,E	5.40%	57.77%	(10.66)%	1.80%	7.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.64%	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%H	.64%	.64%	.64%	.65%H,I
Expenses net of all reductions	.64%H	.64%	.64%	.64%	.65%H,I
Net investment income (loss)	1.56%H	1.09%	1.69%	1.57%	1.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,792,855	$1,714,287	$933,551	$784,848	$549,158
Portfolio turnover rateJ	29%H	18%	25%	16%	11%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.87	$9.85	$11.75	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B	.13	.16	.22	.20	.14
Net realized and unrealized gain (loss)	.69	5.43	(1.35)	–C	.96
Total from investment operations	.82	5.59	(1.13)	.20	1.10
Distributions from net investment income	–	(.17)	(.21)	(.20)	(.15)
Distributions from net realized gain	(.60)	(.40)	(.56)	(.45)	(.15)
Total distributions	(.60)	(.57)	(.77)	(.65)	(.30)
Net asset value, end of period	$15.09	$14.87	$9.85	$11.75	$12.20
Total ReturnD,E	5.54%	58.07%	(10.65)%	2.05%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.49%	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.49%	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.49%	.49%	.50%I	.50%H,I
Net investment income (loss)	1.71%H	1.24%	1.84%	1.71%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$605,898	$539,465	$230,693	$136,574	$26,888
Portfolio turnover rateJ	29%H	18%	25%	16%	11%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Intrinsic Opportunities Fund	8.0
Fidelity Series Growth Company Fund	7.9
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Large Cap Stock Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.0
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	6.9%
Short-Term Funds	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2065 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.03% 12/16/21 to 12/23/21
(Cost $79,994)	80,000	79,994
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Series All-Sector Equity Fund (a)	507,338	$6,417,824
Fidelity Series Blue Chip Growth Fund (a)	630,988	10,127,352
Fidelity Series Commodity Strategy Fund (a)	2,219,157	9,209,501
Fidelity Series Growth Company Fund (a)	977,354	25,821,686
Fidelity Series Intrinsic Opportunities Fund (a)	1,346,214	26,331,939
Fidelity Series Large Cap Stock Fund (a)	1,248,501	22,847,561
Fidelity Series Large Cap Value Index Fund (a)	551,947	8,461,351
Fidelity Series Opportunistic Insights Fund (a)	583,515	13,298,305
Fidelity Series Small Cap Discovery Fund (a)	202,720	2,860,376
Fidelity Series Small Cap Opportunities Fund (a)	669,655	9,495,710
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,292,842	19,379,699
Fidelity Series Value Discovery Fund (a)	897,280	14,903,821
TOTAL DOMESTIC EQUITY FUNDS
(Cost $154,961,717)		169,155,125

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	646,409	8,817,016
Fidelity Series Emerging Markets Fund (a)	433,937	4,768,966
Fidelity Series Emerging Markets Opportunities Fund (a)	1,781,499	43,361,683
Fidelity Series International Growth Fund (a)	1,217,876	23,943,443
Fidelity Series International Small Cap Fund (a)	318,599	7,487,070
Fidelity Series International Value Fund (a)	2,134,519	23,991,999
Fidelity Series Overseas Fund (a)	1,717,762	23,894,073
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $123,565,901)		136,264,250

Bond Funds - 6.9%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	57,646	570,117
Fidelity Series Emerging Markets Debt Fund (a)	196,819	1,812,707
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	57,978	583,263
Fidelity Series Floating Rate High Income Fund (a)	37,729	350,882
Fidelity Series High Income Fund (a)	216,621	2,079,560
Fidelity Series Inflation-Protected Bond Index Fund (a)	531,761	5,939,775
Fidelity Series International Credit Fund (a)	4,666	46,936
Fidelity Series Investment Grade Bond Fund (a)	11,001	128,605
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,193,402	9,976,838
Fidelity Series Real Estate Income Fund (a)	107,405	1,244,822
TOTAL BOND FUNDS
(Cost $22,528,324)		22,733,505

Short-Term Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)	241,645	241,693
Fidelity Series Government Money Market Fund 0.07% (a)(c)	16,581	16,581
Fidelity Series Short-Term Credit Fund (a)	1,634	16,582
TOTAL SHORT-TERM FUNDS
(Cost $274,545)		274,856
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $301,410,481)		328,507,730
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,323)
NET ASSETS - 100%		$328,504,407

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$344,519	$102,826	$38	$--	$--	$241,693	0.0%
Total	$--	$344,519	$102,826	$38	$--	$--	$241,693

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	$--	$570,117	$--	$--	$--	$--	$570,117
Fidelity Series All-Sector Equity Fund	4,442,088	2,177,187	546,187	--	4,112	340,624	6,417,824
Fidelity Series Blue Chip Growth Fund	7,047,212	5,345,486	1,430,041	1,708,480	87,003	(922,308)	10,127,352
Fidelity Series Canada Fund	5,454,318	3,517,013	470,959	--	(3,322)	319,966	8,817,016
Fidelity Series Commodity Strategy Fund	6,243,904	5,687,383	1,479,876	2,692,981	(121,441)	(1,120,469)	9,209,501
Fidelity Series Emerging Markets Debt Fund	1,223,719	669,943	93,183	34,042	(2,386)	14,614	1,812,707
Fidelity Series Emerging Markets Debt Local Currency Fund	403,663	213,171	30,743	--	(1,129)	(1,699)	583,263
Fidelity Series Emerging Markets Fund	3,577,752	1,984,917	522,534	--	(8,118)	(263,051)	4,768,966
Fidelity Series Emerging Markets Opportunities Fund	32,230,875	17,860,338	4,555,791	--	(65,816)	(2,107,923)	43,361,683
Fidelity Series Floating Rate High Income Fund	238,877	126,488	18,034	5,886	97	3,454	350,882
Fidelity Series Government Money Market Fund 0.07%	1,487,481	647,624	2,118,524	370	--	--	16,581
Fidelity Series Growth Company Fund	17,985,145	9,515,180	4,185,512	--	14,893	2,491,980	25,821,686
Fidelity Series High Income Fund	1,412,507	771,991	143,594	42,847	(111)	38,767	2,079,560
Fidelity Series Inflation-Protected Bond Index Fund	4,487,492	2,341,577	1,092,421	--	(2,182)	205,309	5,939,775
Fidelity Series International Credit Fund	45,977	587	--	587	--	372	46,936
Fidelity Series International Growth Fund	15,284,146	8,346,456	1,102,977	--	(20,293)	1,436,111	23,943,443
Fidelity Series International Small Cap Fund	4,806,934	2,397,364	409,574	--	6,788	685,558	7,487,070
Fidelity Series International Value Fund	15,287,661	9,745,996	1,514,508	--	(8,826)	481,676	23,991,999
Fidelity Series Intrinsic Opportunities Fund	18,055,480	12,970,425	1,983,749	3,433,208	(123,778)	(2,586,439)	26,331,939
Fidelity Series Investment Grade Bond Fund	95,319	100,152	67,511	875	(553)	1,198	128,605
Fidelity Series Large Cap Stock Fund	15,783,653	8,832,845	1,298,447	1,238,158	(8,513)	(461,977)	22,847,561
Fidelity Series Large Cap Value Index Fund	5,818,518	2,847,125	428,885	--	2,452	222,141	8,461,351
Fidelity Series Long-Term Treasury Bond Index Fund	6,150,093	4,991,449	1,571,895	88,118	(219,637)	626,828	9,976,838
Fidelity Series Opportunistic Insights Fund	9,213,137	4,742,532	1,812,413	--	(14,812)	1,169,861	13,298,305
Fidelity Series Overseas Fund	15,309,254	8,148,056	1,133,453	--	4,344	1,565,872	23,894,073
Fidelity Series Real Estate Income Fund	857,406	428,763	83,910	22,995	(226)	42,789	1,244,822
Fidelity Series Short-Term Credit Fund	313,186	98,724	395,379	1,655	65	(14)	16,582
Fidelity Series Small Cap Discovery Fund	1,975,125	1,155,067	206,655	234,716	(6,374)	(56,787)	2,860,376
Fidelity Series Small Cap Opportunities Fund	6,604,903	5,544,792	805,510	2,185,363	(53,047)	(1,795,428)	9,495,710
Fidelity Series Stock Selector Large Cap Value Fund	13,342,731	6,630,505	1,191,049	--	(1,981)	599,493	19,379,699
Fidelity Series Value Discovery Fund	10,260,844	5,148,655	862,290	--	3,836	352,776	14,903,821
	$225,439,400	$133,557,908	$31,555,604	$11,690,281	$(538,955)	$1,283,294	$328,186,043

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$79,994	$--	$79,994	$--
Domestic Equity Funds	169,155,125	169,155,125	--	--
International Equity Funds	136,264,250	136,264,250	--	--
Bond Funds	22,733,505	22,733,505	--	--
Short-Term Funds	274,856	274,856	--	--
Total Investments in Securities:	$328,507,730	$328,427,736	$79,994	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $79,994)	$79,994
Fidelity Central Funds (cost $241,693)	241,693
Other affiliated issuers (cost $301,088,794)	328,186,043
Total Investment in Securities (cost $301,410,481)		$328,507,730
Cash		5,094
Receivable for investments sold		2,998,440
Receivable for fund shares sold		1,596,281
Distributions receivable from Fidelity Central Funds		10
Total assets		333,107,555
Liabilities
Payable for investments purchased	$4,053,215
Payable for fund shares redeemed	372,877
Accrued management fee	177,056
Total liabilities		4,603,148
Net Assets		$328,504,407
Net Assets consist of:
Paid in capital		$291,708,062
Total accumulated earnings (loss)		36,796,345
Net Assets		$328,504,407
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund:
Net Asset Value, offering price and redemption price per share ($106,357,904 ÷ 7,896,734 shares)		$13.47
Class K:
Net Asset Value, offering price and redemption price per share ($158,409,456 ÷ 11,749,783 shares)		$13.48
Class K6:
Net Asset Value, offering price and redemption price per share ($63,737,047 ÷ 4,717,125 shares)		$13.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,394,843
Interest		11
Income from Fidelity Central Funds		38
Total income		3,394,892
Expenses
Management fee	$915,969
Independent trustees' fees and expenses	326
Total expenses		916,295
Net investment income (loss)		2,478,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(538,955)
Futures contracts	(3,417)
Capital gain distributions from underlying funds:
Affiliated issuers	8,295,438
Total net realized gain (loss)		7,753,066
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,283,294
Total change in net unrealized appreciation (depreciation)		1,283,294
Net gain (loss)		9,036,360
Net increase (decrease) in net assets resulting from operations		$11,514,957

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,478,597	$1,291,880
Net realized gain (loss)	7,753,066	7,115,316
Change in net unrealized appreciation (depreciation)	1,283,294	33,319,597
Net increase (decrease) in net assets resulting from operations	11,514,957	41,726,793
Distributions to shareholders	(6,143,912)	(2,946,544)
Share transactions - net increase (decrease)	97,689,961	146,850,140
Total increase (decrease) in net assets	103,061,006	185,630,389
Net Assets
Beginning of period	225,443,401	39,813,012
End of period	$328,504,407	$225,443,401

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2065 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.10	$8.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.12	.13
Net realized and unrealized gain (loss)	.60	4.74	(1.46)
Total from investment operations	.71	4.86	(1.33)
Distributions from net investment income	–	(.13)	(.12)
Distributions from net realized gain	(.34)	(.15)	(.03)
Total distributions	(.34)	(.28)	(.15)
Net asset value, end of period	$13.47	$13.10	$8.52
Total ReturnC	5.41%	57.49%	(13.60)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.76%F,G
Expenses net of fee waivers, if any	.75%F	.75%	.76%F,G
Expenses net of all reductions	.75%F	.75%	.76%F,G
Net investment income (loss)	1.66%F	1.07%	1.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$106,358	$68,876	$13,332
Portfolio turnover rateH	22%F	13%	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.11	$8.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.14	.13
Net realized and unrealized gain (loss)	.59	4.74	(1.45)
Total from investment operations	.71	4.88	(1.32)
Distributions from net investment income	–	(.13)	(.13)
Distributions from net realized gain	(.34)	(.16)	(.03)
Total distributions	(.34)	(.29)	(.16)
Net asset value, end of period	$13.48	$13.11	$8.52
Total ReturnC	5.41%	57.72%	(13.55)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F	.64%	.65%F,G
Expenses net of fee waivers, if any	.64%F	.64%	.65%F,G
Expenses net of all reductions	.64%F	.64%	.65%F,G
Net investment income (loss)	1.76%F	1.18%	1.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$158,409	$113,107	$20,387
Portfolio turnover rateH	22%F	13%	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.13	$8.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.15	.15
Net realized and unrealized gain (loss)	.59	4.75	(1.46)
Total from investment operations	.72	4.90	(1.31)
Distributions from net investment income	–	(.14)	(.13)
Distributions from net realized gain	(.34)	(.16)	(.03)
Total distributions	(.34)	(.30)	(.16)
Net asset value, end of period	$13.51	$13.13	$8.53
Total ReturnC	5.48%	57.93%	(13.43)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.50%F,G
Expenses net of fee waivers, if any	.49%F	.49%	.50%F,G
Expenses net of all reductions	.49%F	.49%	.50%F,G
Net investment income (loss)	1.91%F	1.33%	1.97%F
Supplemental Data
Net assets, end of period (000 omitted)	$63,737	$43,461	$6,094
Portfolio turnover rateH	22%F	13%	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2021

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2015 Fund	$5,303
Fidelity Freedom 2020 Fund	332,211
Fidelity Freedom 2025 Fund	330,865
Fidelity Freedom 2030 Fund	323,504
Fidelity Freedom 2035 Fund	156,402
Fidelity Freedom 2040 Fund	133,122
Fidelity Freedom 2045 Fund	124,344
Fidelity Freedom 2050 Fund	73,018

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$2,868,748,459	$352,918,084	$(11,310,632)	$341,607,452
Fidelity Freedom 2005 Fund	907,064,851	106,395,376	(3,752,857)	102,642,519
Fidelity Freedom 2010 Fund	4,599,687,089	754,404,498	(21,686,006)	732,718,492
Fidelity Freedom 2015 Fund	6,583,865,671	1,419,745,706	(35,626,078)	1,384,119,628
Fidelity Freedom 2020 Fund	19,640,098,942	5,068,389,392	(111,776,319)	4,956,613,073
Fidelity Freedom 2025 Fund	24,381,107,556	6,513,923,422	(162,414,402)	6,351,509,020
Fidelity Freedom 2030 Fund	29,825,672,180	8,863,724,230	(215,267,225)	8,648,457,005
Fidelity Freedom 2035 Fund	21,335,784,061	7,476,515,862	(164,478,438)	7,312,037,424
Fidelity Freedom 2040 Fund	20,776,782,837	8,392,891,361	(152,571,607)	8,240,319,754
Fidelity Freedom 2045 Fund	13,924,301,345	5,274,302,389	(101,627,724)	5,172,674,665
Fidelity Freedom 2050 Fund	12,403,300,849	4,583,374,453	(90,031,600)	4,493,342,853
Fidelity Freedom 2055 Fund	6,877,402,905	1,950,279,435	(50,744,059)	1,899,535,376
Fidelity Freedom 2060 Fund	2,816,417,581	607,208,622	(24,898,234)	582,310,388
Fidelity Freedom 2065 Fund	302,059,239	33,183,984	(6,735,493)	26,448,491

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	364,809,980	513,051,607
Fidelity Freedom 2005 Fund	118,971,540	201,726,409
Fidelity Freedom 2010 Fund	594,960,746	922,165,365
Fidelity Freedom 2015 Fund	910,284,987	1,442,693,814
Fidelity Freedom 2020 Fund	2,709,147,568	4,840,643,142
Fidelity Freedom 2025 Fund	3,454,205,206	5,125,166,178
Fidelity Freedom 2030 Fund	4,483,834,031	5,689,756,422
Fidelity Freedom 2035 Fund	3,334,160,603	4,123,811,851
Fidelity Freedom 2040 Fund	3,272,630,302	3,970,122,105
Fidelity Freedom 2045 Fund	2,297,972,588	2,807,305,145
Fidelity Freedom 2050 Fund	2,105,256,194	2,470,254,833
Fidelity Freedom 2055 Fund	1,296,326,591	1,285,760,946
Fidelity Freedom 2060 Fund	678,469,502	477,611,314
Fidelity Freedom 2065 Fund	133,557,908	31,555,604

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.499%	.441%
Fidelity Freedom 2015 Fund	.542%	.475%
Fidelity Freedom 2020 Fund	.584%	.510%
Fidelity Freedom 2025 Fund	.627%	.545%
Fidelity Freedom 2030 Fund	.669%	.580%
Fidelity Freedom 2035 Fund	.712%	.615%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.365%
Fidelity Freedom 2010 Fund	.381%
Fidelity Freedom 2015 Fund	.400%
Fidelity Freedom 2020 Fund	.419%
Fidelity Freedom 2025 Fund	.439%
Fidelity Freedom 2030 Fund	.458%
Fidelity Freedom 2035 Fund	.477%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%
Fidelity Freedom 2065 Fund	.493%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Income Fund	72,581,139	8,881,931
Fidelity Freedom 2005 Fund	21,128,858	2,001,565
Fidelity Freedom 2010 Fund	95,783,793	10,225,525
Fidelity Freedom 2015 Fund	122,306,325	11,784,071
Fidelity Freedom 2020 Fund	315,173,663	28,133,489
Fidelity Freedom 2025 Fund	342,800,952	19,170,445
Fidelity Freedom 2030 Fund	369,433,128	17,667,508
Fidelity Freedom 2035 Fund	67,024,398	2,932,146
Fidelity Freedom 2040 Fund	67,864,307	2,994,007
Fidelity Freedom 2045 Fund	44,781,330	1,965,623
Fidelity Freedom 2050 Fund	39,669,376	1,689,877
Fidelity Freedom 2055 Fund	20,768,923	743,321
Fidelity Freedom 2060 Fund	8,120,766	131,775
Fidelity Freedom 2065 Fund	757,003	(2,011)

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Income Fund	$4
Fidelity Freedom 2005 Fund	5
Fidelity Freedom 2010 Fund	2
Fidelity Freedom 2015 Fund	1
Fidelity Freedom 2040 Fund	2
Fidelity Freedom 2045 Fund	13
Fidelity Freedom 2050 Fund	9
Fidelity Freedom 2055 Fund	7
Fidelity Freedom 2060 Fund	1

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2021	Year ended March 31, 2021
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$41,378,796	$85,036,870
Class K	19,985,839	47,068,955
Class K6	5,534,432	10,211,961
Total	$66,899,067	$142,317,786
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$15,741,949	$25,990,849
Class K	8,600,499	16,551,868
Class K6	2,159,472	3,817,310
Total	$26,501,920	$46,360,027
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$132,480,906	$220,059,856
Class K	47,710,961	91,748,163
Class K6	10,838,346	18,367,313
Total	$191,030,213	$330,175,332
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$204,854,928	$323,873,976
Class K	101,434,642	187,564,926
Class K6	27,465,189	47,948,936
Total	$333,754,759	$559,387,838
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$609,874,899	$855,393,315
Class K	450,306,644	752,564,869
Class K6	107,384,038	179,716,923
Total	$1,167,565,581	$1,787,675,107
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$525,527,953	$704,972,948
Class K	506,978,045	801,066,260
Class K6	144,556,482	229,045,658
Total	$1,177,062,480	$1,735,084,866
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$705,365,544	$939,854,666
Class K	692,424,125	1,055,755,784
Class K6	189,099,952	284,896,783
Total	$1,586,889,621	$2,280,507,233
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$517,647,668	$596,190,670
Class K	563,495,460	758,932,410
Class K6	173,545,805	232,550,392
Total	$1,254,688,933	$1,587,673,472
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$558,088,522	$583,860,791
Class K	610,990,439	737,443,903
Class K6	177,326,056	210,098,293
Total	$1,346,405,017	$1,531,402,987
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$307,822,768	$280,540,287
Class K	428,683,504	463,825,379
Class K6	132,611,234	143,769,081
Total	$869,117,506	$888,134,747
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$255,798,750	$237,431,913
Class K	389,426,047	411,733,439
Class K6	108,000,935	116,634,253
Total	$753,225,732	$765,799,605
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$115,922,083	$92,585,422
Class K	199,067,093	181,353,194
Class K6	55,007,271	51,932,021
Total	$369,996,447	$325,870,637
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$36,804,692	$26,889,141
Class K	68,055,011	56,244,575
Class K6	18,040,014	15,701,872
Total	$122,899,717	$98,835,588
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$2,005,099	$904,197
Class K	3,061,344	1,507,870
Class K6	1,077,469	534,477
Total	$6,143,912	$2,946,544

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2021	Year ended March 31, 2021	Six months ended September 30, 2021	Year ended March 31, 2021
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	10,557,522	31,164,338	$129,644,109	$374,531,405
Reinvestment of distributions	3,311,179	7,001,613	40,401,527	83,147,746
Shares redeemed	(16,302,196)	(36,010,413)	(200,070,785)	(431,019,214)
Net increase (decrease)	(2,433,495)	2,155,538	$(30,025,149)	$26,659,937
Class K
Shares sold	7,989,695	25,686,249	$97,883,020	$307,049,507
Reinvestment of distributions	1,640,756	3,972,133	19,972,102	47,050,348
Shares redeemed	(20,928,834)	(37,861,740)	(256,387,903)	(451,620,927)
Net increase (decrease)	(11,298,383)	(8,203,358)	$(138,532,781)	$(97,521,072)
Class K6
Shares sold	8,225,586	8,530,893	$100,808,526	$102,309,883
Reinvestment of distributions	454,590	860,536	5,534,432	10,211,961
Shares redeemed	(5,385,600)	(7,244,034)	(66,096,088)	(86,822,330)
Net increase (decrease)	3,294,576	2,147,395	$40,246,870	$25,699,514
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	2,545,701	11,500,610	$33,499,561	$147,671,059
Reinvestment of distributions	1,201,636	2,029,580	15,549,175	25,654,554
Shares redeemed	(5,710,920)	(10,800,390)	(75,182,103)	(138,461,321)
Net increase (decrease)	(1,963,583)	2,729,800	$(26,133,367)	$34,864,292
Class K
Shares sold	3,030,309	11,640,211	$39,832,534	$147,069,138
Reinvestment of distributions	665,673	1,312,734	8,600,499	16,551,868
Shares redeemed	(7,220,506)	(14,638,197)	(94,923,347)	(186,198,235)
Net increase (decrease)	(3,524,524)	(1,685,252)	$(46,490,314)	$(22,577,229)
Class K6
Shares sold	2,653,087	3,998,110	$34,878,449	$50,692,389
Reinvestment of distributions	167,531	302,076	2,159,472	3,817,310
Shares redeemed	(2,797,708)	(3,089,579)	(36,826,618)	(39,192,543)
Net increase (decrease)	22,910	1,210,607	$211,303	$15,317,156
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	5,456,422	25,337,398	$90,073,785	$406,499,604
Reinvestment of distributions	8,026,875	13,798,998	129,794,569	215,480,168
Shares redeemed	(16,295,814)	(36,380,079)	(268,842,728)	(578,016,747)
Net increase (decrease)	(2,812,517)	2,756,317	$(48,974,374)	$43,963,025
Class K
Shares sold	4,892,523	14,541,138	$80,722,246	$229,705,543
Reinvestment of distributions	2,952,411	5,892,820	47,710,961	91,748,164
Shares redeemed	(19,781,258)	(32,567,182)	(326,399,610)	(515,115,278)
Net increase (decrease)	(11,936,324)	(12,133,224)	$(197,966,403)	$(193,661,571)
Class K6
Shares sold	5,588,189	7,454,131	$92,015,358	$118,779,596
Reinvestment of distributions	673,189	1,179,442	10,838,346	18,367,313
Shares redeemed	(5,526,487)	(7,099,734)	(91,481,028)	(112,770,478)
Net increase (decrease)	734,891	1,533,839	$11,372,676	$24,376,431
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	15,944,987	53,916,620	$219,566,317	$712,539,975
Reinvestment of distributions	15,015,483	25,059,163	201,808,097	319,660,991
Shares redeemed	(32,827,135)	(73,496,968)	(451,694,727)	(956,484,715)
Net increase (decrease)	(1,866,665)	5,478,815	$(30,320,313)	$75,716,251
Class K
Shares sold	11,047,582	27,461,789	$151,833,894	$356,911,518
Reinvestment of distributions	7,558,468	14,748,644	101,434,642	187,564,925
Shares redeemed	(39,201,352)	(71,683,768)	(539,828,145)	(930,116,535)
Net increase (decrease)	(20,595,302)	(29,473,335)	$(286,559,609)	$(385,640,092)
Class K6
Shares sold	12,615,693	18,811,966	$173,820,268	$245,126,067
Reinvestment of distributions	2,052,705	3,760,022	27,465,189	47,948,936
Shares redeemed	(18,258,203)	(16,659,731)	(252,663,592)	(217,361,848)
Net increase (decrease)	(3,589,805)	5,912,257	$(51,378,135)	$75,713,155
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	50,474,307	156,559,208	$889,937,311	$2,617,346,260
Reinvestment of distributions	34,869,649	52,465,114	599,060,555	844,596,826
Shares redeemed	(85,184,812)	(198,728,102)	(1,501,319,359)	(3,265,405,195)
Net increase (decrease)	159,144	10,296,220	$(12,321,493)	$196,537,891
Class K
Shares sold	36,078,601	100,937,518	$635,771,471	$1,652,612,571
Reinvestment of distributions	26,223,408	46,920,875	450,255,922	752,519,883
Shares redeemed	(140,409,641)	(250,592,644)	(2,476,372,499)	(4,108,783,899)
Net increase (decrease)	(78,107,632)	(102,734,251)	$(1,390,345,106)	$(1,703,651,445)
Class K6
Shares sold	40,161,960	53,711,108	$707,643,646	$890,607,711
Reinvestment of distributions	6,272,432	11,175,514	107,384,038	179,716,923
Shares redeemed	(55,247,051)	(59,540,884)	(982,628,502)	(983,895,026)
Net increase (decrease)	(8,812,659)	5,345,738	$(167,600,818)	$86,429,608
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	81,697,504	210,337,805	$1,316,113,862	$3,149,497,251
Reinvestment of distributions	32,980,444	48,505,977	518,452,576	698,301,471
Shares redeemed	(98,676,787)	(196,693,866)	(1,589,232,664)	(2,878,418,032)
Net increase (decrease)	16,001,161	62,149,916	$245,333,774	$969,380,690
Class K
Shares sold	71,353,818	182,126,282	$1,147,593,821	$2,666,904,348
Reinvestment of distributions	32,304,200	55,805,130	506,852,894	800,942,777
Shares redeemed	(181,427,894)	(295,182,498)	(2,920,580,779)	(4,304,180,205)
Net increase (decrease)	(77,769,876)	(57,251,086)	$(1,266,134,064)	$(836,333,080)
Class K6
Shares sold	59,463,150	94,729,160	$958,988,594	$1,404,293,318
Reinvestment of distributions	9,230,938	15,887,217	144,556,482	229,045,657
Shares redeemed	(85,171,677)	(74,204,850)	(1,380,035,676)	(1,095,696,606)
Net increase (decrease)	(16,477,589)	36,411,527	$(276,490,600)	$537,642,369
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	65,418,238	173,411,890	$1,324,621,182	$3,216,373,537
Reinvestment of distributions	35,346,561	52,410,618	697,034,116	930,668,891
Shares redeemed	(73,365,941)	(164,912,233)	(1,485,348,504)	(2,993,567,133)
Net increase (decrease)	27,398,858	60,910,275	$536,306,794	$1,153,475,295
Class K
Shares sold	64,693,926	155,368,244	$1,309,174,552	$2,817,242,675
Reinvestment of distributions	35,142,693	59,622,779	692,311,050	1,055,636,740
Shares redeemed	(163,827,195)	(260,764,551)	(3,314,544,707)	(4,691,208,655)
Net increase (decrease)	(63,990,576)	(45,773,528)	$(1,313,059,105)	$(818,329,240)
Class K6
Shares sold	64,175,290	83,168,181	$1,296,202,294	$1,536,798,281
Reinvestment of distributions	9,623,407	16,003,724	189,099,952	284,896,783
Shares redeemed	(68,635,618)	(62,222,431)	(1,400,458,585)	(1,145,636,684)
Net increase (decrease)	5,163,079	36,949,474	$84,843,661	$676,058,380
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	53,651,730	143,182,206	$950,361,182	$2,261,194,436
Reinvestment of distributions	29,787,112	39,628,198	512,934,066	591,728,084
Shares redeemed	(58,785,211)	(129,049,743)	(1,041,451,986)	(1,977,602,251)
Net increase (decrease)	24,653,631	53,760,661	$421,843,262	$875,320,269
Class K
Shares sold	63,550,558	147,842,978	$1,125,181,302	$2,260,213,524
Reinvestment of distributions	32,778,554	50,990,578	563,463,343	758,909,161
Shares redeemed	(142,700,827)	(234,136,246)	(2,529,804,481)	(3,571,499,917)
Net increase (decrease)	(46,371,715)	(35,302,690)	$(841,159,836)	$(552,377,232)
Class K6
Shares sold	56,882,970	80,094,228	$1,011,258,632	$1,254,281,237
Reinvestment of distributions	10,107,502	15,511,106	173,545,805	232,550,392
Shares redeemed	(68,024,414)	(58,219,476)	(1,217,004,650)	(906,044,076)
Net increase (decrease)	(1,033,942)	37,385,858	$(32,200,213)	$580,787,553
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	70,420,016	178,108,225	$894,948,320	$1,975,797,076
Reinvestment of distributions	44,704,791	55,500,372	551,657,119	578,162,864
Shares redeemed	(77,266,963)	(178,100,857)	(981,628,652)	(1,919,969,505)
Net increase (decrease)	37,857,844	55,507,740	$464,976,787	$633,990,435
Class K
Shares sold	82,617,170	194,916,567	$1,050,715,433	$2,094,984,471
Reinvestment of distributions	49,552,416	71,038,067	610,981,285	737,436,312
Shares redeemed	(214,545,558)	(329,404,938)	(2,730,310,429)	(3,513,599,136)
Net increase (decrease)	(82,375,972)	(63,450,304)	$(1,068,613,711)	$(681,178,353)
Class K6
Shares sold	98,281,947	105,216,070	$1,248,899,906	$1,163,959,609
Reinvestment of distributions	14,428,483	20,093,501	177,326,056	210,098,293
Shares redeemed	(91,158,433)	(77,466,294)	(1,170,092,265)	(853,646,770)
Net increase (decrease)	21,551,997	47,843,277	$256,133,697	$520,411,132
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	44,179,463	113,233,317	$642,773,793	$1,435,097,348
Reinvestment of distributions	21,514,275	23,501,888	303,996,701	277,774,070
Shares redeemed	(47,645,639)	(93,248,351)	(693,225,905)	(1,146,724,485)
Net increase (decrease)	18,048,099	43,486,854	$253,544,589	$566,146,933
Class K
Shares sold	60,919,592	139,887,703	$886,332,422	$1,708,586,045
Reinvestment of distributions	30,380,297	39,359,151	428,665,985	463,816,140
Shares redeemed	(130,908,861)	(207,058,952)	(1,909,105,457)	(2,538,068,424)
Net increase (decrease)	(39,608,972)	(27,812,098)	$(594,107,050)	$(365,666,239)
Class K6
Shares sold	61,472,405	75,625,592	$898,081,454	$954,196,507
Reinvestment of distributions	9,425,105	12,109,027	132,611,234	143,769,081
Shares redeemed	(67,159,479)	(50,788,422)	(987,180,300)	(636,628,389)
Net increase (decrease)	3,738,031	36,946,197	$43,512,388	$461,337,199
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	38,887,260	97,188,366	$570,539,395	$1,232,319,301
Reinvestment of distributions	17,690,969	19,700,871	251,919,385	234,240,349
Shares redeemed	(41,689,995)	(84,416,356)	(611,727,989)	(1,045,778,100)
Net increase (decrease)	14,888,234	32,472,881	$210,730,791	$420,781,550
Class K
Shares sold	59,921,744	139,683,126	$879,527,130	$1,716,878,084
Reinvestment of distributions	27,366,062	34,728,101	389,419,068	411,729,817
Shares redeemed	(121,403,589)	(185,066,773)	(1,780,678,031)	(2,274,261,301)
Net increase (decrease)	(34,115,783)	(10,655,546)	$(511,731,833)	$(145,653,400)
Class K6
Shares sold	58,888,509	69,193,076	$863,407,331	$880,114,497
Reinvestment of distributions	7,595,002	9,720,979	108,000,935	116,634,253
Shares redeemed	(58,185,210)	(44,382,561)	(862,852,765)	(563,588,824)
Net increase (decrease)	8,298,301	34,531,494	$108,555,501	$433,159,926
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	22,598,704	52,805,481	$381,237,425	$761,731,307
Reinvestment of distributions	6,919,218	6,721,582	113,405,983	90,846,223
Shares redeemed	(21,130,503)	(40,859,659)	(356,236,076)	(579,328,173)
Net increase (decrease)	8,387,419	18,667,404	$138,407,332	$273,249,357
Class K
Shares sold	37,235,297	83,301,521	$628,594,471	$1,172,257,484
Reinvestment of distributions	12,152,802	13,427,938	199,062,897	181,351,366
Shares redeemed	(52,769,546)	(91,774,264)	(892,422,721)	(1,295,402,712)
Net increase (decrease)	(3,381,447)	4,955,195	$(64,765,353)	$58,206,138
Class K6
Shares sold	25,650,977	38,693,453	$434,614,855	$562,128,294
Reinvestment of distributions	3,360,249	3,793,080	55,007,271	51,932,021
Shares redeemed	(28,106,743)	(20,992,833)	(479,495,707)	(304,189,568)
Net increase (decrease)	904,483	21,493,700	$10,126,419	$309,870,747
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	14,271,156	28,395,866	$218,673,573	$369,913,649
Reinvestment of distributions	2,391,282	2,120,404	35,630,102	26,051,613
Shares redeemed	(10,240,802)	(16,364,695)	(156,596,308)	(210,471,664)
Net increase (decrease)	6,421,636	14,151,575	$97,707,367	$185,493,598
Class K
Shares sold	24,647,250	51,760,589	$377,564,489	$660,133,323
Reinvestment of distributions	4,570,314	4,584,224	68,051,975	56,243,271
Shares redeemed	(25,559,825)	(35,827,657)	(391,567,731)	(457,361,287)
Net increase (decrease)	3,657,739	20,517,156	$54,048,733	$259,015,307
Class K6
Shares sold	14,900,515	19,827,127	$228,199,691	$261,235,975
Reinvestment of distributions	1,212,367	1,264,771	18,040,014	15,701,872
Shares redeemed	(12,223,872)	(8,227,265)	(188,693,718)	(107,459,249)
Net increase (decrease)	3,889,010	12,864,633	$57,545,987	$169,478,598
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund
Shares sold	3,612,297	5,092,491	$49,248,262	$59,756,931
Reinvestment of distributions	147,500	75,246	1,961,746	895,713
Shares redeemed	(1,118,935)	(1,476,729)	(15,274,249)	(17,228,130)
Net increase (decrease)	2,640,862	3,691,008	$35,935,759	$43,424,514
Class K
Shares sold	6,336,322	8,930,502	$86,450,496	$103,562,991
Reinvestment of distributions	230,003	126,887	3,061,344	1,507,870
Shares redeemed	(3,443,671)	(2,822,817)	(47,049,189)	(32,250,996)
Net increase (decrease)	3,122,654	6,234,572	$42,462,651	$72,819,865
Class K6
Shares sold	2,638,338	3,313,867	$36,169,021	$38,913,937
Reinvestment of distributions	80,830	44,809	1,077,469	534,477
Shares redeemed	(1,312,246)	(762,998)	(17,954,939)	(8,842,653)
Net increase (decrease)	1,406,922	2,595,678	$19,291,551	$30,605,761

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	20%	20%	12%	–	–	–
Fidelity Series All-Sector Equity Fund	–	–	13%	13%	15%	–
Fidelity Series Blue Chip Growth Fund	–	–	13%	12%	14%	–
Fidelity Series Canada Fund	–	–	13%	12%	14%	–
Fidelity Series Commodity Strategy Fund	–	11%	14%	11%	11%	–
Fidelity Series Emerging Markets Debt Fund	–	11%	14%	11%	11%	–
Fidelity Series Emerging Markets Debt Local Currency Fund	–	11%	14%	11%	11%	–
Fidelity Series Emerging Markets Fund	–	10%	14%	12%	13%	–
Fidelity Series Emerging Markets Opportunities Fund	–	10%	14%	12%	13%	–
Fidelity Series Floating Rate High Income Fund	–	11%	14%	11%	11%	–
Fidelity Series Government Money Market Fund	16%	13%	–	–	–	–
Fidelity Series Growth Company Fund	–	11%	15%	15%	17%	11%
Fidelity Series High Income Fund	–	11%	14%	11%	11%	–
Fidelity Series Inflation-Protected Bond Index Fund	11%	13%	14%	–	–	–
Fidelity Series International Credit Fund	18%	15%	15%	–	–	–
Fidelity Series International Developed Markets Bond Index Fund	–	12%	16%	–	–	–
Fidelity Series International Growth Fund	–	–	13%	12%	14%	–
Fidelity Series International Small Cap Fund	–	–	13%	12%	14%	–
Fidelity Series International Value Fund	–	–	13%	12%	14%	–
Fidelity Series Intrinsic Opportunities Fund	–	11%	15%	15%	17%	11%
Fidelity Series Investment Grade Bond Fund	16%	18%	20%	–	–	–
Fidelity Series Large Cap Stock Fund	–	–	13%	12%	14%	–
Fidelity Series Large Cap Value Index Fund	–	–	11%	11%	13%	–
Fidelity Series Long-Term Treasury Bond Index Fund	–	–	10%	–	–	–
Fidelity Series Opportunistic Insights Fund	–	–	13%	13%	15%	–
Fidelity Series Overseas Fund	–	–	13%	12%	14%	–
Fidelity Series Real Estate Income Fund	–	11%	14%	11%	11%	–
Fidelity Series Short-Term Credit Fund	16%	13%	–	–	–	–
Fidelity Series Small Cap Discovery Fund	–	11%	15%	15%	17%	11%
Fidelity Series Small Cap Opportunities Fund	–	–	13%	12%	14%	–
Fidelity Series Stock Selector Large Cap Value Fund	–	–	14%	13%	15%	10%
Fidelity Series Value Discovery Fund	–	–	12%	12%	14%	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	31%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	66%
Fidelity Series All-Sector Equity Fund	84%
Fidelity Series Blue Chip Growth Fund	81%
Fidelity Series Canada Fund	83%
Fidelity Series Commodity Strategy Fund	80%
Fidelity Series Emerging Markets Debt Fund	80%
Fidelity Series Emerging Markets Debt Local Currency Fund	80%
Fidelity Series Emerging Markets Fund	82%
Fidelity Series Emerging Markets Opportunities Fund	82%
Fidelity Series Floating Rate High Income Fund	80%
Fidelity Series Government Money Market Fund	61%
Fidelity Series Growth Company Fund	97%
Fidelity Series High Income Fund	80%
Fidelity Series Inflation-Protected Bond Index Fund	63%
Fidelity Series International Credit Fund	91%
Fidelity Series International Developed Markets Bond Index Fund	50%
Fidelity Series International Growth Fund	83%
Fidelity Series International Small Cap Fund	83%
Fidelity Series International Value Fund	83%
Fidelity Series Intrinsic Opportunities Fund	97%
Fidelity Series Investment Grade Bond Fund	78%
Fidelity Series Large Cap Stock Fund	80%
Fidelity Series Large Cap Value Index Fund	72%
Fidelity Series Long-Term Treasury Bond Index Fund	57%
Fidelity Series Opportunistic Insights Fund	84%
Fidelity Series Overseas Fund	83%
Fidelity Series Real Estate Income Fund	80%
Fidelity Series Short-Term Credit Fund	59%
Fidelity Series Small Cap Discovery Fund	97%
Fidelity Series Small Cap Opportunities Fund	81%
Fidelity Series Stock Selector Large Cap Value Fund	87%
Fidelity Series Value Discovery Fund	80%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 to September 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period-B April 1, 2021 to September 30, 2021
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$1,000.00	$1,026.30	$2.39
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class K	.41%
Actual		$1,000.00	$1,026.60	$2.08
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class K6	.37%
Actual		$1,000.00	$1,027.10	$1.88
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.47%
Actual		$1,000.00	$1,028.10	$2.39
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class K	.42%
Actual		$1,000.00	$1,028.20	$2.14
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Class K6	.36%
Actual		$1,000.00	$1,028.40	$1.83
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.50%
Actual		$1,000.00	$1,032.40	$2.55
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class K	.44%
Actual		$1,000.00	$1,032.50	$2.24
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.38%
Actual		$1,000.00	$1,032.90	$1.94
Hypothetical-C		$1,000.00	$1,023.16	$1.93
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.54%
Actual		$1,000.00	$1,035.80	$2.76
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.48%
Actual		$1,000.00	$1,036.70	$2.45
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class K6	.40%
Actual		$1,000.00	$1,037.00	$2.04
Hypothetical-C		$1,000.00	$1,023.06	$2.03
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.58%
Actual		$1,000.00	$1,039.40	$2.97
Hypothetical-C		$1,000.00	$1,022.16	$2.94
Class K	.51%
Actual		$1,000.00	$1,040.20	$2.61
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Class K6	.42%
Actual		$1,000.00	$1,040.50	$2.15
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.63%
Actual		$1,000.00	$1,042.50	$3.23
Hypothetical-C		$1,000.00	$1,021.91	$3.19
Class K	.55%
Actual		$1,000.00	$1,042.70	$2.82
Hypothetical-C		$1,000.00	$1,022.31	$2.79
Class K6	.44%
Actual		$1,000.00	$1,043.70	$2.25
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.67%
Actual		$1,000.00	$1,045.40	$3.44
Hypothetical-C		$1,000.00	$1,021.71	$3.40
Class K	.58%
Actual		$1,000.00	$1,046.10	$2.97
Hypothetical-C		$1,000.00	$1,022.16	$2.94
Class K6	.46%
Actual		$1,000.00	$1,046.50	$2.36
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.71%
Actual		$1,000.00	$1,050.20	$3.65
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class K	.62%
Actual		$1,000.00	$1,051.50	$3.19
Hypothetical-C		$1,000.00	$1,021.96	$3.14
Class K6	.48%
Actual		$1,000.00	$1,051.50	$2.47
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,053.30	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,055.00	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,055.20	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,054.10	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,054.20	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,055.10	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,054.00	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,054.00	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,054.80	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,053.90	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,054.60	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,055.30	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,053.30	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,054.00	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,055.40	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund	.75%
Actual		$1,000.00	$1,054.10	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class K	.64%
Actual		$1,000.00	$1,054.10	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class K6	.49%
Actual		$1,000.00	$1,054.80	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of a representative class (Class K) of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conductsophisticated quantitative and fundamental analysis, as wellas credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for Freedom 2065 Fund, the most recent one-year period). No performance peer group information was considered by the Board due to the fact that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board.

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's unified fee arrangement covers expenses beyond portfolio management and that the fee structures of the majority of peer funds do not include top-level management fees. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, passively managed, or partly actively and partly passively managed. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class K) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a supplemental comparison against target date funds with holdings that are actively managed, passively managed, or partly actively and partly passively managed.

The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees.

The Board noted that the total expense ratio (including expenses of the Series Funds) of Class K: (i) ranked below the similar sales load structure group competitive median for 2020 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2030 Fund, and Freedom Income Fund; and (iii) ranked above the similar sales load structure group competitive median for 2020 for Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, Freedom 2060 Fund, and Freedom 2065 Fund.

The Board considered that, when compared to retail classes of competitor target dates funds of a similar vintage with holdings that are actively managed, Class K of each fund would be at or below the competitive median of the similar sales load structure group for 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FF-SANN-1121
1.537284.124

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2021

Contents

Note to Shareholders
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

In May 2021, the Board approved Fidelity’s request to modify the glide paths and strategic asset allocations for Fidelity’s target date funds and related composite benchmark changes.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.3
Fidelity Series Government Money Market Fund 0.07%	16.5
Fidelity Series Inflation-Protected Bond Index Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.0
Fidelity Series Short-Term Credit Fund	3.8
Fidelity Series Commodity Strategy Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series International Value Fund	1.9
Fidelity Series International Growth Fund	1.8
87.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.1%
International Equity Funds	12.9%
Bond Funds	57.6%
Short-Term Funds	20.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.04% 12/16/21
(Cost $19,999)	20,000	19,998
	Shares	Value

Domestic Equity Funds - 9.1%
Fidelity Advisor Series Equity Growth Fund (a)	108,963	$2,000,567
Fidelity Advisor Series Growth Opportunities Fund (a)	75,179	1,382,533
Fidelity Advisor Series Small Cap Fund (a)	54,643	898,883
Fidelity Series All-Sector Equity Fund (a)	67,569	854,753
Fidelity Series Commodity Strategy Fund (a)	1,659,385	6,886,446
Fidelity Series Large Cap Stock Fund (a)	171,237	3,133,634
Fidelity Series Large Cap Value Index Fund (a)	22,046	337,971
Fidelity Series Opportunistic Insights Fund (a)	81,347	1,853,891
Fidelity Series Small Cap Opportunities Fund (a)	78,517	1,113,371
Fidelity Series Stock Selector Large Cap Value Fund (a)	132,800	1,990,672
Fidelity Series Value Discovery Fund (a)	122,687	2,037,826
TOTAL DOMESTIC EQUITY FUNDS
(Cost $16,992,956)		22,490,547

International Equity Funds - 12.9%
Fidelity Series Canada Fund (a)	122,399	1,669,520
Fidelity Series Emerging Markets Fund (a)	136,200	1,496,835
Fidelity Series Emerging Markets Opportunities Fund (a)	557,606	13,572,120
Fidelity Series International Growth Fund (a)	232,445	4,569,864
Fidelity Series International Small Cap Fund (a)	60,726	1,427,067
Fidelity Series International Value Fund (a)	406,880	4,573,334
Fidelity Series Overseas Fund (a)	327,859	4,560,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,102,336)		31,869,256

Bond Funds - 57.6%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	984,758	9,877,119
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	48,326	477,943
Fidelity Series Emerging Markets Debt Fund (a)	146,211	1,346,607
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	43,768	440,310
Fidelity Series Floating Rate High Income Fund (a)	28,595	265,931
Fidelity Series High Income Fund (a)	162,011	1,555,304
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,163,501	24,166,305
Fidelity Series International Credit Fund (a)	13,609	136,902
Fidelity Series International Developed Markets Bond Index Fund (a)	184,813	1,822,252
Fidelity Series Investment Grade Bond Fund (a)	8,085,577	94,520,397
Fidelity Series Long-Term Treasury Bond Index Fund (a)	809,778	6,769,744
Fidelity Series Real Estate Income Fund (a)	80,325	930,967
TOTAL BOND FUNDS
(Cost $133,465,646)		142,309,781

Short-Term Funds - 20.4%
Fidelity Cash Central Fund 0.06% (b)	146,157	146,187
Fidelity Series Government Money Market Fund 0.07% (a)(c)	40,731,439	40,731,439
Fidelity Series Short-Term Credit Fund (a)	923,586	9,374,399
TOTAL SHORT-TERM FUNDS
(Cost $50,052,699)		50,252,025
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $222,633,636)		246,941,607
NET OTHER ASSETS (LIABILITIES) - 0.0%		(63,574)
NET ASSETS - 100%		$246,878,033

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$145,509	$144,967	$144,289	$28	$--	$--	$146,187	0.0%
Total	$145,509	$144,967	$144,289	$28	$--	$--	$146,187

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,963,475	$281,952	$448,667	$--	$35,979	$167,828	$2,000,567
Fidelity Advisor Series Growth Opportunities Fund	1,365,514	223,300	333,344	--	27,900	99,163	1,382,533
Fidelity Advisor Series Small Cap Fund	888,116	74,202	132,898	--	22,010	47,453	898,883
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	9,921,840	44,478	--	(10)	(233)	9,877,119
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	477,943	--	--	--	--	477,943
Fidelity Series All-Sector Equity Fund	839,210	78,247	128,573	--	16,095	49,774	854,753
Fidelity Series Canada Fund	1,218,792	531,702	153,405	--	7,155	65,276	1,669,520
Fidelity Series Commodity Strategy Fund	6,551,523	2,624,077	1,522,544	2,067,416	(7,019)	(759,591)	6,886,446
Fidelity Series Emerging Markets Debt Fund	1,270,488	140,366	81,893	29,294	(141)	17,787	1,346,607
Fidelity Series Emerging Markets Debt Local Currency Fund	413,737	52,319	26,801	--	(17)	1,072	440,310
Fidelity Series Emerging Markets Fund	1,671,168	247,410	339,887	--	45,208	(127,064)	1,496,835
Fidelity Series Emerging Markets Opportunities Fund	15,321,215	2,266,388	3,413,595	--	640,261	(1,242,149)	13,572,120
Fidelity Series Floating Rate High Income Fund	255,922	24,385	17,511	5,284	32	3,103	265,931
Fidelity Series Government Money Market Fund 0.07%	45,852,734	4,634,130	9,755,425	15,958	--	--	40,731,439
Fidelity Series High Income Fund	1,508,394	147,067	135,960	37,669	1,016	34,787	1,555,304
Fidelity Series Inflation-Protected Bond Index Fund	28,604,275	2,222,558	7,824,926	--	583,278	581,120	24,166,305
Fidelity Series International Credit Fund	134,105	1,712	--	1,712	--	1,085	136,902
Fidelity Series International Developed Markets Bond Index Fund	--	1,842,931	8,896	--	(49)	(11,734)	1,822,252
Fidelity Series International Growth Fund	3,415,325	1,312,818	467,949	--	17,887	291,783	4,569,864
Fidelity Series International Small Cap Fund	1,082,206	305,599	110,958	--	16,345	133,875	1,427,067
Fidelity Series International Value Fund	3,411,504	1,479,442	434,591	--	33,887	83,092	4,573,334
Fidelity Series Investment Grade Bond Fund	91,906,911	8,680,074	7,342,826	962,340	3,097	1,273,141	94,520,397
Fidelity Series Large Cap Stock Fund	3,064,744	542,486	450,323	189,565	43,269	(66,542)	3,133,634
Fidelity Series Large Cap Value Index Fund	330,754	32,213	39,763	--	4,171	10,596	337,971
Fidelity Series Long-Term Treasury Bond Index Fund	6,455,375	1,361,855	1,473,891	76,753	(119,484)	545,889	6,769,744
Fidelity Series Opportunistic Insights Fund	1,820,213	217,165	402,831	--	55,048	164,296	1,853,891
Fidelity Series Overseas Fund	3,421,024	1,297,369	506,325	--	48,594	299,854	4,560,516
Fidelity Series Real Estate Income Fund	907,464	82,554	103,454	18,047	4,761	39,642	930,967
Fidelity Series Short-Term Credit Fund	9,654,824	1,624,589	1,884,446	68,225	(2,200)	(18,368)	9,374,399
Fidelity Series Small Cap Opportunities Fund	1,096,039	396,093	165,870	262,774	27,268	(240,159)	1,113,371
Fidelity Series Stock Selector Large Cap Value Fund	1,940,778	213,495	263,191	--	25,177	74,413	1,990,672
Fidelity Series Value Discovery Fund	1,986,849	243,923	281,803	--	33,491	55,366	2,037,826
	$238,352,678	$43,582,204	$38,297,024	$3,735,037	$1,563,009	$1,574,555	$246,775,422

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$19,998	$--	$19,998	$--
Domestic Equity Funds	22,490,547	22,490,547	--	--
International Equity Funds	31,869,256	31,869,256	--	--
Bond Funds	142,309,781	142,309,781	--	--
Short-Term Funds	50,252,025	50,252,025	--	--
Total Investments in Securities:	$246,941,607	$246,921,609	$19,998	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,999)	$19,998
Fidelity Central Funds (cost $146,187)	146,187
Other affiliated issuers (cost $222,467,450)	246,775,422
Total Investment in Securities (cost $222,633,636)		$246,941,607
Cash		6,348
Receivable for investments sold		7,176,951
Receivable for fund shares sold		66,099
Distributions receivable from Fidelity Central Funds		6
Total assets		254,191,011
Liabilities
Payable for investments purchased	$6,075,196
Payable for fund shares redeemed	1,105,644
Accrued management fee	94,583
Distribution and service plan fees payable	37,555
Total liabilities		7,312,978
Net Assets		$246,878,033
Net Assets consist of:
Paid in capital		$218,757,774
Total accumulated earnings (loss)		28,120,259
Net Assets		$246,878,033
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($77,306,025 ÷ 6,680,367 shares)(a)		$11.57
Maximum offering price per share (100/94.25 of $11.57)		$12.28
Class M:
Net Asset Value and redemption price per share ($34,996,470 ÷ 3,029,809 shares)(a)		$11.55
Maximum offering price per share (100/96.50 of $11.55)		$11.97
Class C:
Net Asset Value and offering price per share ($7,669,410 ÷ 667,661 shares)(a)		$11.49
Class I:
Net Asset Value, offering price and redemption price per share ($94,166,981 ÷ 8,106,051 shares)		$11.62
Class Z:
Net Asset Value, offering price and redemption price per share ($9,436,879 ÷ 813,078 shares)		$11.61
Class Z6:
Net Asset Value, offering price and redemption price per share ($23,302,268 ÷ 2,007,840 shares)		$11.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,305,458
Interest		7
Income from Fidelity Central Funds		28
Total income		3,305,493
Expenses
Management fee	$558,094
Distribution and service plan fees	227,659
Independent trustees' fees and expenses	322
Total expenses before reductions	786,075
Expense reductions	(7)
Total expenses after reductions		786,068
Net investment income (loss)		2,519,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3)
Affiliated issuers	1,563,009
Futures contracts	(3,621)
Capital gain distributions from underlying funds:
Affiliated issuers	429,579
Total net realized gain (loss)		1,988,964
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3)
Affiliated issuers	1,574,555
Total change in net unrealized appreciation (depreciation)		1,574,552
Net gain (loss)		3,563,516
Net increase (decrease) in net assets resulting from operations		$6,082,941

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,519,425	$2,035,277
Net realized gain (loss)	1,988,964	7,945,503
Change in net unrealized appreciation (depreciation)	1,574,552	18,948,278
Net increase (decrease) in net assets resulting from operations	6,082,941	28,929,058
Distributions to shareholders	(4,337,835)	(8,450,575)
Share transactions - net increase (decrease)	6,655,626	4,537,128
Total increase (decrease) in net assets	8,400,732	25,015,611
Net Assets
Beginning of period	238,477,301	213,461,690
End of period	$246,878,033	$238,477,301

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$10.50	$10.76	$11.01	$10.94	$10.64
Income from Investment Operations
Net investment income (loss)A	.11	.09	.18	.20	.15	.16
Net realized and unrealized gain (loss)	.17	1.30	(.06)B	.12	.34	.44
Total from investment operations	.28	1.39	.12	.32	.49	.60
Distributions from net investment income	(.01)	(.11)	(.18)	(.19)	(.15)	(.16)C
Distributions from net realized gain	(.19)	(.30)	(.20)	(.38)	(.26)	(.14)C
Total distributions	(.20)	(.40)D	(.38)	(.57)	(.42)D	(.30)
Net asset value, end of period	$11.57	$11.49	$10.50	$10.76	$11.01	$10.94
Total ReturnE,F,G	2.46%	13.41%	1.04%B	3.14%	4.47%	5.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	.71%J,K	.72%	.72%	.71%K	.63%	.25%
Expenses net of fee waivers, if any	.71%J,K	.72%	.72%	.71%K	.63%	.25%
Expenses net of all reductions	.71%J,K	.72%	.72%	.71%K	.63%	.25%
Net investment income (loss)	1.97%J	.80%	1.64%	1.84%	1.38%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$77,306	$73,935	$61,807	$69,817	$76,141	$87,983
Portfolio turnover rateL	31%J	29%	25%	36%	21%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 0.93%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$10.49	$10.74	$11.00	$10.93	$10.62
Income from Investment Operations
Net investment income (loss)A	.10	.06	.15	.17	.13	.13
Net realized and unrealized gain (loss)	.17	1.30	(.04)B	.12	.33	.45
Total from investment operations	.27	1.36	.11	.29	.46	.58
Distributions from net investment income	–C	(.08)	(.16)	(.17)	(.13)	(.13)D
Distributions from net realized gain	(.19)	(.30)	(.20)	(.38)	(.26)	(.14)D
Total distributions	(.19)	(.38)	(.36)	(.55)	(.39)	(.27)
Net asset value, end of period	$11.55	$11.47	$10.49	$10.74	$11.00	$10.93
Total ReturnE,F,G	2.39%	13.06%	.90%B	2.78%	4.22%	5.56%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%J	.96%K	.97%	.96%K	.89%	.50%
Expenses net of fee waivers, if any	.97%J	.96%K	.97%	.96%K	.89%	.50%
Expenses net of all reductions	.97%J	.96%K	.97%	.96%K	.89%	.50%
Net investment income (loss)	1.72%J	.55%	1.39%	1.59%	1.13%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$34,996	$36,006	$36,147	$38,059	$38,204	$38,513
Portfolio turnover rateL	31%J	29%	25%	36%	21%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 0.79%.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$10.47	$10.73	$10.98	$10.91	$10.61
Income from Investment Operations
Net investment income (loss)A	.07	.01	.10	.12	.07	.08
Net realized and unrealized gain (loss)	.18	1.29	(.06)B	.12	.33	.44
Total from investment operations	.25	1.30	.04	.24	.40	.52
Distributions from net investment income	–	(.04)	(.10)	(.11)	(.07)	(.08)C
Distributions from net realized gain	(.19)	(.30)	(.20)	(.38)	(.26)	(.14)C
Total distributions	(.19)	(.34)	(.30)	(.49)	(.33)	(.22)
Net asset value, end of period	$11.49	$11.43	$10.47	$10.73	$10.98	$10.91
Total ReturnD,E,F	2.18%	12.49%	.30%B	2.35%	3.69%	4.99%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.47%I	1.47%	1.46%J	1.46%J	1.39%	1.00%
Expenses net of fee waivers, if any	1.47%I	1.47%	1.46%J	1.46%J	1.39%	1.00%
Expenses net of all reductions	1.47%I	1.46%	1.46%J	1.46%J	1.39%	1.00%
Net investment income (loss)	1.22%I	.05%	.89%	1.09%	.63%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$7,669	$8,255	$7,918	$8,915	$13,727	$14,434
Portfolio turnover rateK	31%I	29%	25%	36%	21%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 0.19%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$10.53	$10.79	$11.05	$10.98	$10.67
Income from Investment Operations
Net investment income (loss)A	.13	.12	.21	.23	.18	.19
Net realized and unrealized gain (loss)	.18	1.31	(.06)B	.11	.33	.45
Total from investment operations	.31	1.43	.15	.34	.51	.64
Distributions from net investment income	(.02)	(.13)	(.21)	(.22)	(.18)	(.19)C
Distributions from net realized gain	(.19)	(.30)	(.20)	(.38)	(.26)	(.14)C
Total distributions	(.22)D	(.43)	(.41)	(.60)	(.44)	(.33)
Net asset value, end of period	$11.62	$11.53	$10.53	$10.79	$11.05	$10.98
Total ReturnE,F	2.66%	13.72%	1.30%B	3.30%	4.70%	6.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.46%I,J	.46%J	.47%	.46%J	.39%	- %K
Expenses net of fee waivers, if any	.46%I,J	.46%J	.47%	.46%J	.39%	-%
Expenses net of all reductions	.46%I,J	.46%J	.47%	.46%J	.39%	-%
Net investment income (loss)	2.22%I	1.05%	1.89%	2.09%	1.63%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$94,167	$87,775	$83,215	$82,975	$83,723	$81,839
Portfolio turnover rateL	31%I	29%	25%	36%	21%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.19%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.53	$10.79	$10.91
Income from Investment Operations
Net investment income (loss)B	.13	.12	.21	.24
Net realized and unrealized gain (loss)	.18	1.31	(.05)C	.01
Total from investment operations	.31	1.43	.16	.25
Distributions from net investment income	(.03)	(.14)	(.22)	(.15)
Distributions from net realized gain	(.19)	(.30)	(.20)	(.22)
Total distributions	(.22)	(.44)	(.42)	(.37)
Net asset value, end of period	$11.61	$11.52	$10.53	$10.79
Total ReturnD,E	2.68%	13.72%	1.36%C	2.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I	.42%	.42%	.42%H
Expenses net of fee waivers, if any	.41%H,I	.42%	.42%	.42%H
Expenses net of all reductions	.41%H,I	.42%	.42%	.42%H
Net investment income (loss)	2.27%H	1.10%	1.94%	4.60%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,437	$8,919	$3,128	$765
Portfolio turnover rateJ	31%H	29%	25%	36%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.25%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$10.52	$10.78	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B	.14	.13	.22	.23	.27
Net realized and unrealized gain (loss)	.17	1.31	(.06)C	.13	.03
Total from investment operations	.31	1.44	.16	.36	.30
Distributions from net investment income	(.03)	(.14)	(.22)	(.24)	(.16)
Distributions from net realized gain	(.19)	(.30)	(.20)	(.38)	(.19)
Total distributions	(.22)	(.44)	(.42)	(.62)	(.35)
Net asset value, end of period	$11.61	$11.52	$10.52	$10.78	$11.04
Total ReturnD,E	2.70%	13.87%	1.38%C	3.48%	2.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H,I	.37%	.36%I	.37%	.37%H
Expenses net of fee waivers, if any	.36%H,I	.37%	.36%I	.37%	.37%H
Expenses net of all reductions	.36%H,I	.37%	.36%I	.37%	.37%H
Net investment income (loss)	2.32%H	1.15%	1.99%	2.19%	2.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$23,302	$23,587	$21,248	$25,022	$1,693
Portfolio turnover rateJ	31%H	29%	25%	36%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.27%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.1
Fidelity Series Government Money Market Fund 0.07%	15.3
Fidelity Series Inflation-Protected Bond Index Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.5
Fidelity Series Short-Term Credit Fund	3.5
Fidelity Series Commodity Strategy Fund	2.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	2.1
Fidelity Series International Value Fund	2.1
84.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.1%
International Equity Funds	14.3%
Bond Funds	55.7%
Short-Term Funds	18.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 12/16/21
(Cost $9,999)	10,000	9,999
	Shares	Value

Domestic Equity Funds - 11.1%
Fidelity Advisor Series Equity Growth Fund (a)	90,731	$1,665,828
Fidelity Advisor Series Growth Opportunities Fund (a)	62,584	1,150,924
Fidelity Advisor Series Small Cap Fund (a)	45,627	750,569
Fidelity Series All-Sector Equity Fund (a)	56,216	711,134
Fidelity Series Commodity Strategy Fund (a)	1,045,968	4,340,766
Fidelity Series Large Cap Stock Fund (a)	142,752	2,612,361
Fidelity Series Large Cap Value Index Fund (a)	18,380	281,761
Fidelity Series Opportunistic Insights Fund (a)	67,734	1,543,667
Fidelity Series Small Cap Opportunities Fund (a)	65,419	927,640
Fidelity Series Stock Selector Large Cap Value Fund (a)	110,748	1,660,111
Fidelity Series Value Discovery Fund (a)	102,154	1,696,784
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,383,113)		17,341,545

International Equity Funds - 14.3%
Fidelity Series Canada Fund (a)	88,034	1,200,785
Fidelity Series Emerging Markets Fund (a)	91,566	1,006,309
Fidelity Series Emerging Markets Opportunities Fund (a)	375,248	9,133,540
Fidelity Series International Growth Fund (a)	167,054	3,284,275
Fidelity Series International Small Cap Fund (a)	44,195	1,038,580
Fidelity Series International Value Fund (a)	292,025	3,282,358
Fidelity Series Overseas Fund (a)	235,623	3,277,522
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,363,256)		22,223,369

Bond Funds - 55.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	549,404	5,510,525
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	63,052	623,585
Fidelity Series Emerging Markets Debt Fund (a)	91,979	847,129
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27,417	275,814
Fidelity Series Floating Rate High Income Fund (a)	17,940	166,839
Fidelity Series High Income Fund (a)	102,126	980,407
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,296,178	14,478,310
Fidelity Series International Credit Fund (a)	12,933	130,109
Fidelity Series International Developed Markets Bond Index Fund (a)	111,477	1,099,158
Fidelity Series Investment Grade Bond Fund (a)	4,934,289	57,681,833
Fidelity Series Long-Term Treasury Bond Index Fund (a)	513,759	4,295,023
Fidelity Series Real Estate Income Fund (a)	50,634	586,846
TOTAL BOND FUNDS
(Cost $81,039,171)		86,675,578

Short-Term Funds - 18.9%
Fidelity Cash Central Fund 0.06% (b)	112,963	112,986
Fidelity Series Government Money Market Fund 0.07% (a)(c)	23,767,269	23,767,269
Fidelity Series Short-Term Credit Fund (a)	539,292	5,473,818
TOTAL SHORT-TERM FUNDS
(Cost $29,241,796)		29,354,073
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $137,037,335)		155,604,564
NET OTHER ASSETS (LIABILITIES) - 0.0%		(25,676)
NET ASSETS - 100%		$155,578,888

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$101,141	$110,347	$98,502	$19	$--	$--	$112,986	0.0%
Total	$101,141	$110,347	$98,502	$19	$--	$--	$112,986

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,878,960	$144,317	$552,059	$--	$129,354	$65,256	$1,665,828
Fidelity Advisor Series Growth Opportunities Fund	1,306,902	119,223	396,328	--	63,283	57,844	1,150,924
Fidelity Advisor Series Small Cap Fund	849,799	31,080	194,796	--	63,134	1,352	750,569
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	5,580,738	69,798	--	53	(468)	5,510,525
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	632,051	4,338	--	(12)	(4,116)	623,585
Fidelity Series All-Sector Equity Fund	803,031	34,496	190,232	--	34,770	29,069	711,134
Fidelity Series Canada Fund	1,017,716	311,347	192,646	--	16,366	48,002	1,200,785
Fidelity Series Commodity Strategy Fund	4,459,065	1,513,924	1,187,809	1,300,860	41,106	(485,520)	4,340,766
Fidelity Series Emerging Markets Debt Fund	864,462	64,133	94,193	19,125	(3,983)	16,710	847,129
Fidelity Series Emerging Markets Debt Local Currency Fund	281,687	23,568	30,826	--	73	1,312	275,814
Fidelity Series Emerging Markets Fund	1,217,255	131,355	287,616	--	41,298	(95,983)	1,006,309
Fidelity Series Emerging Markets Opportunities Fund	11,206,901	1,149,805	2,830,851	--	695,337	(1,087,652)	9,133,540
Fidelity Series Floating Rate High Income Fund	174,502	9,540	19,235	3,453	(977)	3,009	166,839
Fidelity Series Government Money Market Fund 0.07%	28,478,789	2,248,883	6,960,403	9,592	--	--	23,767,269
Fidelity Series High Income Fund	1,026,935	59,208	129,501	24,662	5,497	18,268	980,407
Fidelity Series Inflation-Protected Bond Index Fund	18,251,059	862,718	5,365,841	--	484,461	245,913	14,478,310
Fidelity Series International Credit Fund	127,451	1,627	--	1,627	--	1,031	130,109
Fidelity Series International Developed Markets Bond Index Fund	--	1,121,724	15,773	--	(78)	(6,715)	1,099,158
Fidelity Series International Growth Fund	2,851,868	719,018	550,880	--	72,314	191,955	3,284,275
Fidelity Series International Small Cap Fund	903,607	151,891	138,915	--	36,384	85,613	1,038,580
Fidelity Series International Value Fund	2,848,685	879,676	548,776	--	57,140	45,633	3,282,358
Fidelity Series Investment Grade Bond Fund	60,169,198	3,684,013	7,023,173	608,358	(5,687)	857,482	57,681,833
Fidelity Series Large Cap Stock Fund	2,932,570	323,139	642,978	163,260	137,733	(138,103)	2,612,361
Fidelity Series Large Cap Value Index Fund	316,487	13,220	62,537	--	16,427	(1,836)	281,761
Fidelity Series Long-Term Treasury Bond Index Fund	4,382,053	768,254	1,144,767	50,413	(67,674)	357,157	4,295,023
Fidelity Series Opportunistic Insights Fund	1,741,831	103,714	510,264	--	191,727	16,659	1,543,667
Fidelity Series Overseas Fund	2,856,670	708,961	580,316	--	72,889	219,318	3,277,522
Fidelity Series Real Estate Income Fund	618,163	32,425	93,827	11,591	8,373	21,712	586,846
Fidelity Series Short-Term Credit Fund	5,989,828	801,917	1,306,123	41,042	2,130	(13,934)	5,473,818
Fidelity Series Small Cap Opportunities Fund	1,048,760	279,064	225,350	221,022	107,798	(282,632)	927,640
Fidelity Series Stock Selector Large Cap Value Fund	1,857,092	104,687	399,685	--	86,083	11,934	1,660,111
Fidelity Series Value Discovery Fund	1,901,163	116,809	410,779	--	108,713	(19,122)	1,696,784
	$162,362,489	$22,726,525	$32,160,615	$2,455,005	$2,394,032	$159,148	$155,481,579

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$9,999	$--	$9,999	$--
Domestic Equity Funds	17,341,545	17,341,545	--	--
International Equity Funds	22,223,369	22,223,369	--	--
Bond Funds	86,675,578	86,675,578	--	--
Short-Term Funds	29,354,073	29,354,073	--	--
Total Investments in Securities:	$155,604,564	$155,594,565	$9,999	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,999)	$9,999
Fidelity Central Funds (cost $112,986)	112,986
Other affiliated issuers (cost $136,914,350)	155,481,579
Total Investment in Securities (cost $137,037,335)		$155,604,564
Cash		2,308
Receivable for investments sold		4,120,295
Receivable for fund shares sold		51,248
Distributions receivable from Fidelity Central Funds		4
Total assets		159,778,419
Liabilities
Payable for investments purchased	$3,759,666
Payable for fund shares redeemed	354,212
Accrued management fee	60,554
Distribution and service plan fees payable	25,099
Total liabilities		4,199,531
Net Assets		$155,578,888
Net Assets consist of:
Paid in capital		$132,960,213
Total accumulated earnings (loss)		22,618,675
Net Assets		$155,578,888
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($69,770,676 ÷ 5,819,338 shares)(a)		$11.99
Maximum offering price per share (100/94.25 of $11.99)		$12.72
Class M:
Net Asset Value and redemption price per share ($21,725,658 ÷ 1,816,063 shares)(a)		$11.96
Maximum offering price per share (100/96.50 of $11.96)		$12.39
Class C:
Net Asset Value and offering price per share ($1,326,610 ÷ 110,935 shares)(a)		$11.96
Class I:
Net Asset Value, offering price and redemption price per share ($51,949,965 ÷ 4,296,336 shares)		$12.09
Class Z:
Net Asset Value, offering price and redemption price per share ($5,965,730 ÷ 496,093 shares)		$12.03
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,840,249 ÷ 401,597 shares)		$12.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,092,696
Interest		6
Income from Fidelity Central Funds		19
Total income		2,092,721
Expenses
Management fee	$371,155
Distribution and service plan fees	154,658
Independent trustees' fees and expenses	214
Total expenses before reductions	526,027
Expense reductions	(7)
Total expenses after reductions		526,020
Net investment income (loss)		1,566,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,394,032
Futures contracts	(190)
Capital gain distributions from underlying funds:
Affiliated issuers	362,309
Total net realized gain (loss)		2,756,151
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2)
Affiliated issuers	159,148
Total change in net unrealized appreciation (depreciation)		159,146
Net gain (loss)		2,915,297
Net increase (decrease) in net assets resulting from operations		$4,481,998

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,566,701	$1,406,859
Net realized gain (loss)	2,756,151	7,950,064
Change in net unrealized appreciation (depreciation)	159,146	14,938,139
Net increase (decrease) in net assets resulting from operations	4,481,998	24,295,062
Distributions to shareholders	(4,247,950)	(8,287,216)
Share transactions - net increase (decrease)	(7,118,052)	(4,182,799)
Total increase (decrease) in net assets	(6,884,004)	11,825,047
Net Assets
Beginning of period	162,462,892	150,637,845
End of period	$155,578,888	$162,462,892

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.99	$10.85	$11.36	$11.92	$11.84	$11.44
Income from Investment Operations
Net investment income (loss)A	.11	.10	.19	.21	.16	.17
Net realized and unrealized gain (loss)	.21	1.64	(.16)	.14	.53	.67
Total from investment operations	.32	1.74	.03	.35	.69	.84
Distributions from net investment income	(.01)	(.11)	(.20)	(.22)	(.17)	(.19)B
Distributions from net realized gain	(.31)	(.49)	(.34)	(.68)	(.44)	(.25)B
Total distributions	(.32)	(.60)	(.54)	(.91)C	(.61)	(.44)
Net asset value, end of period	$11.99	$11.99	$10.85	$11.36	$11.92	$11.84
Total ReturnD,E,F	2.67%	16.31%	.04%	3.24%	5.87%	7.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.72%	.72%	.73%	.66%	.25%
Expenses net of fee waivers, if any	.72%I	.72%	.72%	.73%	.66%	.25%
Expenses net of all reductions	.72%I	.71%	.72%	.73%	.66%	.25%
Net investment income (loss)	1.88%I	.81%	1.62%	1.80%	1.34%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$69,771	$76,060	$74,103	$86,981	$101,642	$118,902
Portfolio turnover rateJ	28%I	31%	28%	28%	20%	32%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$10.83	$11.35	$11.91	$11.83	$11.43
Income from Investment Operations
Net investment income (loss)A	.10	.07	.16	.18	.13	.14
Net realized and unrealized gain (loss)	.20	1.64	(.17)	.14	.53	.67
Total from investment operations	.30	1.71	(.01)	.32	.66	.81
Distributions from net investment income	–	(.08)	(.17)	(.19)	(.14)	(.16)B
Distributions from net realized gain	(.31)	(.49)	(.34)	(.68)	(.44)	(.25)B
Total distributions	(.31)	(.57)	(.51)	(.88)C	(.58)	(.41)
Net asset value, end of period	$11.96	$11.97	$10.83	$11.35	$11.91	$11.83
Total ReturnD,E,F	2.52%	16.06%	(.31)%	2.98%	5.64%	7.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	.97%	.97%	.98%	.91%	.50%
Expenses net of fee waivers, if any	.97%I	.97%	.97%	.98%	.91%	.50%
Expenses net of all reductions	.97%I	.97%	.97%	.98%	.91%	.50%
Net investment income (loss)	1.63%I	.56%	1.37%	1.55%	1.08%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$21,726	$21,606	$22,480	$24,132	$25,730	$27,091
Portfolio turnover rateJ	28%I	31%	28%	28%	20%	32%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.99	$10.85	$11.35	$11.91	$11.81	$11.41
Income from Investment Operations
Net investment income (loss)A	.07	.01	.10	.12	.07	.08
Net realized and unrealized gain (loss)	.21	1.64	(.16)	.13	.54	.67
Total from investment operations	.28	1.65	(.06)	.25	.61	.75
Distributions from net investment income	–	(.02)	(.10)	(.12)	(.07)	(.10)B
Distributions from net realized gain	(.31)	(.49)	(.34)	(.68)	(.44)	(.25)B
Total distributions	(.31)	(.51)	(.44)	(.81)C	(.51)	(.35)
Net asset value, end of period	$11.96	$11.99	$10.85	$11.35	$11.91	$11.81
Total ReturnD,E,F	2.34%	15.42%	(.70)%	2.35%	5.21%	6.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.46%I,J	1.47%	1.47%	1.48%	1.41%	1.00%
Expenses net of fee waivers, if any	1.46%I,J	1.47%	1.47%	1.48%	1.41%	1.00%
Expenses net of all reductions	1.46%I,J	1.47%	1.47%	1.48%	1.41%	1.00%
Net investment income (loss)	1.13%I	.06%	.87%	1.05%	.58%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,327	$1,360	$1,642	$2,302	$5,867	$5,623
Portfolio turnover rateK	28%I	31%	28%	28%	20%	32%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$10.93	$11.45	$12.00	$11.92	$11.51
Income from Investment Operations
Net investment income (loss)A	.13	.13	.22	.24	.19	.20
Net realized and unrealized gain (loss)	.20	1.66	(.17)	.14	.54	.68
Total from investment operations	.33	1.79	.05	.38	.73	.88
Distributions from net investment income	(.02)	(.15)	(.23)	(.25)	(.20)	(.22)B
Distributions from net realized gain	(.31)	(.49)	(.34)	(.68)	(.44)	(.25)B
Total distributions	(.32)C	(.64)	(.57)	(.93)	(.65)C	(.47)
Net asset value, end of period	$12.09	$12.08	$10.93	$11.45	$12.00	$11.92
Total ReturnD,E	2.80%	16.62%	.21%	3.53%	6.13%	7.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.47%	.47%	.48%	.41%	- %I
Expenses net of fee waivers, if any	.47%H	.47%	.47%	.48%	.41%	-%
Expenses net of all reductions	.47%H	.46%	.47%	.48%	.41%	-%
Net investment income (loss)	2.13%H	1.06%	1.87%	2.05%	1.58%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$51,950	$54,932	$46,911	$49,013	$59,386	$58,940
Portfolio turnover rateJ	28%H	31%	28%	28%	20%	32%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$10.88	$11.41	$11.84
Income from Investment Operations
Net investment income (loss)B	.13	.13	.22	.20
Net realized and unrealized gain (loss)	.22	1.64	(.16)	.01
Total from investment operations	.35	1.77	.06	.21
Distributions from net investment income	(.02)	(.15)	(.25)	(.26)
Distributions from net realized gain	(.31)	(.49)	(.34)	(.39)
Total distributions	(.33)	(.64)	(.59)	(.64)C
Net asset value, end of period	$12.03	$12.01	$10.88	$11.41
Total ReturnD,E	2.92%	16.59%	.32%	2.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H,I	.41%I	.42%	.43%H
Expenses net of fee waivers, if any	.41%H,I	.41%I	.42%	.43%H
Expenses net of all reductions	.41%H,I	.41%I	.42%	.43%H
Net investment income (loss)	2.18%H	1.11%	1.92%	3.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,966	$4,101	$2,851	$126
Portfolio turnover rateJ	28%H	31%	28%	28%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04	$10.90	$11.42	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B	.14	.14	.23	.25	.13
Net realized and unrealized gain (loss)	.20	1.65	(.16)	.13	.33
Total from investment operations	.34	1.79	.07	.38	.46
Distributions from net investment income	(.02)	(.16)	(.25)	(.28)	(.19)
Distributions from net realized gain	(.31)	(.49)	(.34)	(.68)	(.31)
Total distributions	(.33)	(.65)	(.59)	(.96)	(.50)
Net asset value, end of period	$12.05	$12.04	$10.90	$11.42	$12.00
Total ReturnC,D	2.85%	16.72%	.35%	3.53%	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G,H	.37%	.37%	.37%	.39%G,H
Expenses net of fee waivers, if any	.36%G,H	.37%	.37%	.37%	.39%G,H
Expenses net of all reductions	.36%G,H	.37%	.37%	.37%	.39%G,H
Net investment income (loss)	2.23%G	1.16%	1.97%	2.16%	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,840	$4,404	$2,652	$1,849	$1,408
Portfolio turnover rateI	28%G	31%	28%	28%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.7
Fidelity Series Government Money Market Fund 0.07%	12.1
Fidelity Series Inflation-Protected Bond Index Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Value Fund	2.8
Fidelity Series International Growth Fund	2.8
Fidelity Series Short-Term Credit Fund	2.8
Fidelity Series Overseas Fund	2.8
Fidelity Series Commodity Strategy Fund	2.8
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.5%
International Equity Funds	17.9%
Bond Funds	50.6%
Short-Term Funds	15.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 12/16/21
(Cost $29,998)	30,000	29,998
	Shares	Value

Domestic Equity Funds - 16.5%
Fidelity Advisor Series Equity Growth Fund (a)	351,547	$6,454,402
Fidelity Advisor Series Growth Opportunities Fund (a)	242,569	4,460,836
Fidelity Advisor Series Small Cap Fund (a)	176,652	2,905,933
Fidelity Series All-Sector Equity Fund (a)	218,038	2,758,182
Fidelity Series Commodity Strategy Fund (a)	2,466,558	10,236,214
Fidelity Series Large Cap Stock Fund (a)	552,692	10,114,270
Fidelity Series Large Cap Value Index Fund (a)	71,186	1,091,275
Fidelity Series Opportunistic Insights Fund (a)	262,460	5,981,474
Fidelity Series Small Cap Opportunities Fund (a)	253,281	3,591,519
Fidelity Series Stock Selector Large Cap Value Fund (a)	428,788	6,427,529
Fidelity Series Value Discovery Fund (a)	395,808	6,574,376
TOTAL DOMESTIC EQUITY FUNDS
(Cost $41,681,389)		60,596,010

International Equity Funds - 17.9%
Fidelity Series Canada Fund (a)	276,337	3,769,231
Fidelity Series Emerging Markets Fund (a)	252,058	2,770,122
Fidelity Series Emerging Markets Opportunities Fund (a)	1,031,609	25,109,359
Fidelity Series International Growth Fund (a)	522,543	10,273,201
Fidelity Series International Small Cap Fund (a)	137,707	3,236,118
Fidelity Series International Value Fund (a)	914,632	10,280,461
Fidelity Series Overseas Fund (a)	737,029	10,252,067
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,178,964)		65,690,559

Bond Funds - 50.6%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	886,004	8,886,621
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	341,988	3,382,261
Fidelity Series Emerging Markets Debt Fund (a)	217,026	1,998,813
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	64,772	651,605
Fidelity Series Floating Rate High Income Fund (a)	41,782	388,575
Fidelity Series High Income Fund (a)	240,816	2,311,833
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,659,181	29,703,053
Fidelity Series International Credit Fund (a)	31,082	312,683
Fidelity Series International Developed Markets Bond Index Fund (a)	262,549	2,588,736
Fidelity Series Investment Grade Bond Fund (a)	10,554,500	123,382,100
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,233,728	10,313,966
Fidelity Series Real Estate Income Fund (a)	119,396	1,383,798
TOTAL BOND FUNDS
(Cost $172,768,609)		185,304,044

Short-Term Funds - 15.0%
Fidelity Cash Central Fund 0.06% (b)	245,307	245,356
Fidelity Series Government Money Market Fund 0.07% (a)(c)	44,565,554	44,565,554
Fidelity Series Short-Term Credit Fund (a)	1,011,252	10,264,212
TOTAL SHORT-TERM FUNDS
(Cost $54,872,789)		55,075,122
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $312,531,749)		366,695,733
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,452)
NET ASSETS - 100%		$366,630,281

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$301,035	$416,630	$472,309	$49	$--	$--	$245,356	0.0%
Total	$301,035	$416,630	$472,309	$49	$--	$--	$245,356

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,955,716	$431,063	$1,643,786	$--	$371,818	$339,591	$6,454,402
Fidelity Advisor Series Growth Opportunities Fund	4,838,055	350,464	1,168,370	--	150,114	290,573	4,460,836
Fidelity Advisor Series Small Cap Fund	3,145,999	65,646	545,247	--	184,315	55,220	2,905,933
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	8,918,196	31,593	--	7	11	8,886,621
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	3,425,088	9,661	--	(26)	(33,140)	3,382,261
Fidelity Series All-Sector Equity Fund	2,972,883	93,455	541,678	--	99,256	134,266	2,758,182
Fidelity Series Canada Fund	3,264,391	745,134	449,329	--	50,296	158,739	3,769,231
Fidelity Series Commodity Strategy Fund	10,286,783	3,398,884	2,363,149	3,080,460	54,003	(1,140,307)	10,236,214
Fidelity Series Emerging Markets Debt Fund	1,979,856	137,101	146,477	44,457	(5,439)	33,772	1,998,813
Fidelity Series Emerging Markets Debt Local Currency Fund	648,406	48,783	48,262	--	248	2,430	651,605
Fidelity Series Emerging Markets Fund	3,241,054	284,058	602,037	--	94,478	(247,431)	2,770,122
Fidelity Series Emerging Markets Opportunities Fund	29,602,746	2,556,216	5,929,638	--	1,603,859	(2,723,824)	25,109,359
Fidelity Series Floating Rate High Income Fund	399,004	15,282	30,386	7,923	(1,667)	6,342	388,575
Fidelity Series Government Money Market Fund 0.07%	52,805,064	3,639,912	11,879,422	17,917	--	--	44,565,554
Fidelity Series High Income Fund	2,353,592	98,932	194,660	56,779	2,927	51,042	2,311,833
Fidelity Series Inflation-Protected Bond Index Fund	36,367,585	1,336,209	9,460,465	--	879,774	579,950	29,703,053
Fidelity Series International Credit Fund	306,295	3,911	--	3,910	--	2,477	312,683
Fidelity Series International Developed Markets Bond Index Fund	--	2,615,045	10,444	--	(52)	(15,813)	2,588,736
Fidelity Series International Growth Fund	9,147,621	1,583,908	1,299,011	--	280,171	560,512	10,273,201
Fidelity Series International Small Cap Fund	2,898,565	260,572	306,319	--	104,694	278,606	3,236,118
Fidelity Series International Value Fund	9,137,455	2,093,610	1,278,507	--	175,634	152,269	10,280,461
Fidelity Series Investment Grade Bond Fund	125,794,262	6,469,104	10,636,817	1,283,052	(18,013)	1,773,564	123,382,100
Fidelity Series Large Cap Stock Fund	10,857,265	982,195	1,699,823	620,305	409,819	(435,186)	10,114,270
Fidelity Series Large Cap Value Index Fund	1,171,779	34,294	168,085	--	45,359	7,928	1,091,275
Fidelity Series Long-Term Treasury Bond Index Fund	10,135,877	1,795,993	2,278,699	117,310	(164,742)	825,537	10,313,966
Fidelity Series Opportunistic Insights Fund	6,448,205	309,283	1,542,091	--	608,221	157,856	5,981,474
Fidelity Series Overseas Fund	9,162,964	1,559,236	1,393,729	--	288,615	634,981	10,252,067
Fidelity Series Real Estate Income Fund	1,424,794	50,511	160,592	27,021	16,080	53,005	1,383,798
Fidelity Series Short-Term Credit Fund	11,073,148	1,327,041	2,113,602	76,531	1,596	(23,971)	10,264,212
Fidelity Series Small Cap Opportunities Fund	3,882,584	1,042,908	649,818	855,551	213,982	(898,137)	3,591,519
Fidelity Series Stock Selector Large Cap Value Fund	6,875,823	280,221	1,086,939	--	235,367	123,057	6,427,529
Fidelity Series Value Discovery Fund	7,038,805	342,270	1,131,312	--	303,230	21,383	6,574,376
	$374,216,576	$46,294,525	$60,799,948	$6,191,216	$5,983,924	$725,302	$366,420,379

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$29,998	$--	$29,998	$--
Domestic Equity Funds	60,596,010	60,596,010	--	--
International Equity Funds	65,690,559	65,690,559	--	--
Bond Funds	185,304,044	185,304,044	--	--
Short-Term Funds	55,075,122	55,075,122	--	--
Total Investments in Securities:	$366,695,733	$366,665,735	$29,998	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,998)	$29,998
Fidelity Central Funds (cost $245,356)	245,356
Other affiliated issuers (cost $312,256,395)	366,420,379
Total Investment in Securities (cost $312,531,749)		$366,695,733
Cash		6,923
Receivable for investments sold		9,171,015
Receivable for fund shares sold		47,053
Distributions receivable from Fidelity Central Funds		10
Total assets		375,920,734
Liabilities
Payable for investments purchased	$8,536,936
Payable for fund shares redeemed	535,487
Accrued management fee	152,950
Distribution and service plan fees payable	65,080
Total liabilities		9,290,453
Net Assets		$366,630,281
Net Assets consist of:
Paid in capital		$302,223,004
Total accumulated earnings (loss)		64,407,277
Net Assets		$366,630,281
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($154,643,583 ÷ 12,418,513 shares)(a)		$12.45
Maximum offering price per share (100/94.25 of $12.45)		$13.21
Class M:
Net Asset Value and redemption price per share ($67,262,519 ÷ 5,435,927 shares)(a)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C:
Net Asset Value and offering price per share ($4,914,556 ÷ 399,791 shares)(a)		$12.29
Class I:
Net Asset Value, offering price and redemption price per share ($116,822,710 ÷ 9,336,211 shares)		$12.51
Class Z:
Net Asset Value, offering price and redemption price per share ($8,279,241 ÷ 665,775 shares)		$12.44
Class Z6:
Net Asset Value, offering price and redemption price per share ($14,707,672 ÷ 1,179,084 shares)		$12.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,810,687
Interest		9
Income from Fidelity Central Funds		49
Total income		4,810,745
Expenses
Management fee	$924,485
Distribution and service plan fees	403,938
Independent trustees' fees and expenses	498
Total expenses before reductions	1,328,921
Expense reductions	(8)
Total expenses after reductions		1,328,913
Net investment income (loss)		3,481,832
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	5,983,924
Futures contracts	11,221
Capital gain distributions from underlying funds:
Affiliated issuers	1,380,529
Total net realized gain (loss)		7,375,674
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4)
Affiliated issuers	725,302
Total change in net unrealized appreciation (depreciation)		725,298
Net gain (loss)		8,100,972
Net increase (decrease) in net assets resulting from operations		$11,582,804

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,481,832	$3,195,221
Net realized gain (loss)	7,375,674	23,322,163
Change in net unrealized appreciation (depreciation)	725,298	46,461,926
Net increase (decrease) in net assets resulting from operations	11,582,804	72,979,310
Distributions to shareholders	(13,623,788)	(22,669,069)
Share transactions - net increase (decrease)	(5,825,567)	(33,837,760)
Total increase (decrease) in net assets	(7,866,551)	16,472,481
Net Assets
Beginning of period	374,496,832	358,024,351
End of period	$366,630,281	$374,496,832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$10.97	$11.78	$12.42	$12.34	$11.87
Income from Investment Operations
Net investment income (loss)A	.11	.10	.19	.21	.16	.18
Net realized and unrealized gain (loss)	.27	2.18	(.31)	.15	.72	.84
Total from investment operations	.38	2.28	(.12)	.36	.88	1.02
Distributions from net investment income	–B	(.11)	(.20)	(.21)	(.17)	(.19)
Distributions from net realized gain	(.46)	(.61)	(.49)	(.79)	(.62)	(.36)
Total distributions	(.46)	(.72)	(.69)	(1.00)	(.80)C	(.55)
Net asset value, end of period	$12.45	$12.53	$10.97	$11.78	$12.42	$12.34
Total ReturnD,E,F	3.07%	21.28%	(1.39)%	3.28%	7.18%	8.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.77%	.77%J	.69%	.25%
Expenses net of fee waivers, if any	.75%I	.76%	.77%	.77%J	.69%	.25%
Expenses net of all reductions	.75%I	.76%	.77%	.77%J	.69%	.25%
Net investment income (loss)	1.82%I	.81%	1.56%	1.75%	1.29%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$154,644	$164,212	$162,920	$198,633	$230,553	$263,496
Portfolio turnover rateK	25%I	26%	23%	24%	20%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.92	$11.73	$12.37	$12.30	$11.83
Income from Investment Operations
Net investment income (loss)A	.10	.07	.15	.18	.13	.14
Net realized and unrealized gain (loss)	.26	2.16	(.30)	.15	.71	.85
Total from investment operations	.36	2.23	(.15)	.33	.84	.99
Distributions from net investment income	–	(.09)	(.17)	(.18)	(.15)	(.16)
Distributions from net realized gain	(.45)	(.61)	(.49)	(.79)	(.62)	(.36)
Total distributions	(.45)	(.69)B	(.66)	(.97)	(.77)	(.52)
Net asset value, end of period	$12.37	$12.46	$10.92	$11.73	$12.37	$12.30
Total ReturnC,D,E	2.96%	20.90%	(1.63)%	3.06%	6.89%	8.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.01%	1.02%	1.02%I	.94%	.50%
Expenses net of fee waivers, if any	1.00%H	1.01%	1.02%	1.02%I	.94%	.50%
Expenses net of all reductions	1.00%H	1.01%	1.02%	1.02%I	.94%	.50%
Net investment income (loss)	1.57%H	.56%	1.31%	1.50%	1.03%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$67,263	$69,654	$64,750	$71,679	$77,068	$83,881
Portfolio turnover rateJ	25%H	26%	23%	24%	20%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$10.87	$11.66	$12.29	$12.22	$11.76
Income from Investment Operations
Net investment income (loss)A	.07	.01	.10	.12	.07	.08
Net realized and unrealized gain (loss)	.25	2.16	(.30)	.14	.70	.84
Total from investment operations	.32	2.17	(.20)	.26	.77	.92
Distributions from net investment income	–	(.02)	(.10)	(.11)	(.08)	(.10)
Distributions from net realized gain	(.45)	(.60)	(.49)	(.78)	(.62)	(.36)
Total distributions	(.45)	(.62)	(.59)	(.89)	(.70)	(.46)
Net asset value, end of period	$12.29	$12.42	$10.87	$11.66	$12.29	$12.22
Total ReturnB,C,D	2.64%	20.36%	(2.02)%	2.45%	6.37%	8.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.50%G	1.51%	1.51%H	1.52%H	1.44%	1.00%
Expenses net of fee waivers, if any	1.50%G	1.51%	1.51%H	1.52%H	1.44%	1.00%
Expenses net of all reductions	1.50%G	1.51%	1.51%H	1.52%H	1.44%	1.00%
Net investment income (loss)	1.07%G	.06%	.81%	1.00%	.54%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$4,915	$6,544	$8,343	$10,765	$26,227	$29,290
Portfolio turnover rateI	25%G	26%	23%	24%	20%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$11.02	$11.82	$12.47	$12.40	$11.92
Income from Investment Operations
Net investment income (loss)A	.13	.13	.22	.24	.19	.21
Net realized and unrealized gain (loss)	.27	2.19	(.30)	.14	.72	.85
Total from investment operations	.40	2.32	(.08)	.38	.91	1.06
Distributions from net investment income	(.01)	(.15)	(.23)	(.25)	(.21)	(.22)
Distributions from net realized gain	(.46)	(.61)	(.49)	(.79)	(.62)	(.36)
Total distributions	(.47)	(.76)	(.72)	(1.03)B	(.84)B	(.58)
Net asset value, end of period	$12.51	$12.58	$11.02	$11.82	$12.47	$12.40
Total ReturnC,D	3.20%	21.50%	(1.04)%	3.50%	7.39%	9.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.51%	.52%	.52%H	.45%	- %I
Expenses net of fee waivers, if any	.50%G	.51%	.52%	.52%H	.45%	-%
Expenses net of all reductions	.50%G	.51%	.52%	.52%H	.45%	-%
Net investment income (loss)	2.07%G	1.06%	1.81%	2.00%	1.53%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$116,823	$114,929	$107,764	$131,896	$137,019	$131,216
Portfolio turnover rateJ	25%G	26%	23%	24%	20%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$10.95	$11.78	$12.30
Income from Investment Operations
Net investment income (loss)B	.13	.14	.22	.27
Net realized and unrealized gain (loss)	.27	2.18	(.30)	(.11)
Total from investment operations	.40	2.32	(.08)	.16
Distributions from net investment income	(.01)	(.15)	(.26)	(.26)
Distributions from net realized gain	(.46)	(.61)	(.49)	(.42)
Total distributions	(.47)	(.76)	(.75)	(.68)
Net asset value, end of period	$12.44	$12.51	$10.95	$11.78
Total ReturnC,D	3.25%	21.71%	(1.05)%	1.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.45%	.46%H	.47%G,H
Expenses net of fee waivers, if any	.44%G	.45%	.46%H	.47%G,H
Expenses net of all reductions	.44%G	.45%	.46%H	.47%G,H
Net investment income (loss)	2.13%G	1.12%	1.87%	4.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,279	$6,514	$5,895	$257
Portfolio turnover rateI	25%G	26%	23%	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$10.99	$11.81	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B	.14	.14	.23	.25	.05
Net realized and unrealized gain (loss)	.26	2.19	(.31)	.15	.53
Total from investment operations	.40	2.33	(.08)	.40	.58
Distributions from net investment income	(.02)	(.17)	(.26)	(.27)	(.20)
Distributions from net realized gain	(.46)	(.61)	(.49)	(.79)	(.42)
Total distributions	(.47)C	(.78)	(.74)C	(1.06)	(.61)C
Net asset value, end of period	$12.47	$12.54	$10.99	$11.81	$12.47
Total ReturnD,E	3.26%	21.67%	(1.01)%	3.66%	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.38%	.39%	.39%	.41%H,I
Expenses net of fee waivers, if any	.38%H	.38%	.39%	.39%	.41%H,I
Expenses net of all reductions	.38%H	.38%	.39%	.39%	.41%H,I
Net investment income (loss)	2.19%H	1.18%	1.94%	2.13%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$14,708	$12,643	$8,352	$6,566	$4,744
Portfolio turnover rateJ	25%H	26%	23%	24%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.0
Fidelity Series Government Money Market Fund 0.07%	9.0
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series International Value Fund	3.5
Fidelity Series International Growth Fund	3.5
Fidelity Series Overseas Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Commodity Strategy Fund	2.8
74.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.0%
International Equity Funds	21.6%
Bond Funds	45.3%
Short-Term Funds	11.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.03% 12/16/21 to 12/23/21
(Cost $99,993)	100,000	99,992
	Shares	Value

Domestic Equity Funds - 22.0%
Fidelity Advisor Series Equity Growth Fund (a)	1,085,633	$19,932,223
Fidelity Advisor Series Growth Opportunities Fund (a)	749,164	13,777,134
Fidelity Advisor Series Small Cap Fund (a)	545,411	8,972,013
Fidelity Series All-Sector Equity Fund (a)	673,524	8,520,083
Fidelity Series Commodity Strategy Fund (a)	5,455,639	22,640,902
Fidelity Series Large Cap Stock Fund (a)	1,706,434	31,227,747
Fidelity Series Large Cap Value Index Fund (a)	220,057	3,373,478
Fidelity Series Opportunistic Insights Fund (a)	810,533	18,472,056
Fidelity Series Small Cap Opportunities Fund (a)	782,006	11,088,851
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,323,872	19,844,845
Fidelity Series Value Discovery Fund (a)	1,222,308	20,302,529
TOTAL DOMESTIC EQUITY FUNDS
(Cost $117,956,117)		178,151,861

International Equity Funds - 21.6%
Fidelity Series Canada Fund (a)	764,629	10,429,535
Fidelity Series Emerging Markets Fund (a)	637,762	7,008,999
Fidelity Series Emerging Markets Opportunities Fund (a)	2,609,099	63,505,474
Fidelity Series International Growth Fund (a)	1,444,646	28,401,739
Fidelity Series International Small Cap Fund (a)	380,587	8,943,801
Fidelity Series International Value Fund (a)	2,529,425	28,430,731
Fidelity Series Overseas Fund (a)	2,037,611	28,343,172
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $110,606,424)		175,063,451

Bond Funds - 45.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,053,342	10,565,020
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	1,183,647	11,706,264
Fidelity Series Emerging Markets Debt Fund (a)	480,222	4,422,846
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	142,721	1,435,770
Fidelity Series Floating Rate High Income Fund (a)	91,251	848,639
Fidelity Series High Income Fund (a)	532,631	5,113,261
Fidelity Series Inflation-Protected Bond Index Fund (a)	5,118,344	57,171,898
Fidelity Series International Credit Fund (a)	73,980	744,238
Fidelity Series International Developed Markets Bond Index Fund (a)	575,352	5,672,973
Fidelity Series Investment Grade Bond Fund (a)	20,793,607	243,077,266
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,767,186	23,133,674
Fidelity Series Real Estate Income Fund (a)	264,068	3,060,545
TOTAL BOND FUNDS
(Cost $341,468,736)		366,952,394

Short-Term Funds - 11.1%
Fidelity Cash Central Fund 0.06% (b)	548,161	548,270
Fidelity Series Government Money Market Fund 0.07% (a)(c)	72,915,472	72,915,472
Fidelity Series Short-Term Credit Fund (a)	1,654,559	16,793,773
TOTAL SHORT-TERM FUNDS
(Cost $89,946,382)		90,257,515
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $660,077,652)		810,525,213
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120,461)
NET ASSETS - 100%		$810,404,752

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$763,958	$978,450	$1,194,137	$112	$--	$(1)	$548,270	0.0%
Total	$763,958	$978,450	$1,194,137	$112	$--	$(1)	$548,270

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$21,685,695	$1,292,518	$5,288,971	$--	$1,042,672	$1,200,309	$19,932,223
Fidelity Advisor Series Growth Opportunities Fund	15,082,676	1,148,174	3,848,308	--	450,083	944,509	13,777,134
Fidelity Advisor Series Small Cap Fund	9,808,927	182,228	1,771,349	--	615,358	136,849	8,972,013
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	10,690,219	125,236	--	32	5	10,565,020
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	11,928,327	116,094	--	(152)	(105,817)	11,706,264
Fidelity Series All-Sector Equity Fund	9,269,255	244,167	1,727,908	--	407,651	326,918	8,520,083
Fidelity Series Canada Fund	9,453,254	1,748,508	1,388,746	--	122,898	493,621	10,429,535
Fidelity Series Commodity Strategy Fund	23,227,544	7,464,366	5,671,922	6,866,908	201,725	(2,580,811)	22,640,902
Fidelity Series Emerging Markets Debt Fund	4,445,548	303,189	390,778	100,260	(7,822)	72,709	4,422,846
Fidelity Series Emerging Markets Debt Local Currency Fund	1,462,105	100,004	132,544	--	126	6,079	1,435,770
Fidelity Series Emerging Markets Fund	8,256,890	679,340	1,530,270	--	215,071	(612,032)	7,008,999
Fidelity Series Emerging Markets Opportunities Fund	75,449,249	5,561,768	14,573,022	--	4,002,209	(6,934,730)	63,505,474
Fidelity Series Floating Rate High Income Fund	895,877	25,909	83,475	17,677	(5,528)	15,856	848,639
Fidelity Series Government Money Market Fund 0.07%	90,200,663	6,101,690	23,386,881	30,484	--	--	72,915,472
Fidelity Series High Income Fund	5,289,001	193,977	491,353	126,932	29,485	92,151	5,113,261
Fidelity Series Inflation-Protected Bond Index Fund	71,306,373	2,145,340	19,152,810	--	1,674,637	1,198,358	57,171,898
Fidelity Series International Credit Fund	729,035	9,307	--	9,307	--	5,896	744,238
Fidelity Series International Developed Markets Bond Index Fund	--	5,784,999	77,068	--	(359)	(34,599)	5,672,973
Fidelity Series International Growth Fund	26,490,631	3,445,971	4,006,304	--	409,292	2,062,149	28,401,739
Fidelity Series International Small Cap Fund	8,394,404	431,971	992,886	--	316,655	793,657	8,943,801
Fidelity Series International Value Fund	26,461,208	4,967,521	3,959,218	--	475,912	485,308	28,430,731
Fidelity Series Investment Grade Bond Fund	252,528,086	12,436,369	25,474,225	2,574,863	(46,170)	3,633,206	243,077,266
Fidelity Series Large Cap Stock Fund	33,853,090	2,900,103	5,436,034	1,947,362	1,191,564	(1,280,976)	31,227,747
Fidelity Series Large Cap Value Index Fund	3,653,671	87,927	535,116	--	149,819	17,177	3,373,478
Fidelity Series Long-Term Treasury Bond Index Fund	22,844,322	4,185,079	5,399,806	264,973	(416,423)	1,920,502	23,133,674
Fidelity Series Opportunistic Insights Fund	20,103,810	890,103	4,931,478	--	1,712,706	696,915	18,472,056
Fidelity Series Overseas Fund	26,535,003	3,364,124	4,256,572	--	689,996	2,010,621	28,343,172
Fidelity Series Real Estate Income Fund	3,217,095	88,986	402,811	60,454	43,294	113,981	3,060,545
Fidelity Series Short-Term Credit Fund	18,870,432	2,045,110	4,084,505	130,013	18,549	(55,813)	16,793,773
Fidelity Series Small Cap Opportunities Fund	12,105,545	3,237,881	2,134,465	2,657,231	845,131	(2,965,241)	11,088,851
Fidelity Series Stock Selector Large Cap Value Fund	21,438,754	713,137	3,427,910	--	793,512	327,352	19,844,845
Fidelity Series Value Discovery Fund	21,946,920	895,838	3,556,461	--	1,015,338	894	20,302,529
	$845,005,063	$95,294,150	$148,354,526	$14,786,464	$15,947,261	$1,985,003	$809,876,951

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Ohter Short-Term Investments	$99,992	$--	$99,992	$--
Domestic Equity Funds	178,151,861	178,151,861	--	--
International Equity Funds	175,063,451	175,063,451	--	--
Bond Funds	366,952,394	366,952,394	--	--
Short-Term Funds	90,257,515	90,257,515	--	--
Total Investments in Securities:	$810,525,213	$810,425,221	$99,992	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,993)	$99,992
Fidelity Central Funds (cost $548,268)	548,270
Other affiliated issuers (cost $659,429,391)	809,876,951
Total Investment in Securities (cost $660,077,652)		$810,525,213
Cash		42,547
Receivable for investments sold		17,901,795
Receivable for fund shares sold		106,290
Distributions receivable from Fidelity Central Funds		25
Total assets		828,575,870
Liabilities
Payable for investments purchased	$16,537,857
Payable for fund shares redeemed	1,119,179
Accrued management fee	369,547
Distribution and service plan fees payable	144,535
Total liabilities		18,171,118
Net Assets		$810,404,752
Net Assets consist of:
Paid in capital		$633,909,866
Total accumulated earnings (loss)		176,494,886
Net Assets		$810,404,752
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($362,667,586 ÷ 29,061,732 shares)(a)		$12.48
Maximum offering price per share (100/94.25 of $12.48)		$13.24
Class M:
Net Asset Value and redemption price per share ($127,824,226 ÷ 10,288,598 shares)(a)		$12.42
Maximum offering price per share (100/96.50 of $12.42)		$12.87
Class C:
Net Asset Value and offering price per share ($15,306,110 ÷ 1,243,664 shares)(a)		$12.31
Class I:
Net Asset Value, offering price and redemption price per share ($249,162,853 ÷ 19,755,794 shares)		$12.61
Class Z:
Net Asset Value, offering price and redemption price per share ($25,038,155 ÷ 2,000,266 shares)		$12.52
Class Z6:
Net Asset Value, offering price and redemption price per share ($30,405,822 ÷ 2,419,119 shares)		$12.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,497,063
Interest		19
Income from Fidelity Central Funds		112
Total income		10,497,194
Expenses
Management fee	$2,261,406
Distribution and service plan fees	901,621
Independent trustees' fees and expenses	1,122
Total expenses before reductions	3,164,149
Expense reductions	(6)
Total expenses after reductions		3,164,143
Net investment income (loss)		7,333,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2)
Affiliated issuers	15,947,261
Futures contracts	99,106
Capital gain distributions from underlying funds:
Affiliated issuers	4,289,401
Total net realized gain (loss)		20,335,766
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7)
Fidelity Central Funds	(1)
Other affiliated issuers	1,985,003
Total change in net unrealized appreciation (depreciation)		1,984,995
Net gain (loss)		22,320,761
Net increase (decrease) in net assets resulting from operations		$29,653,812

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,333,051	$6,927,871
Net realized gain (loss)	20,335,766	59,379,995
Change in net unrealized appreciation (depreciation)	1,984,995	127,893,433
Net increase (decrease) in net assets resulting from operations	29,653,812	194,201,299
Distributions to shareholders	(35,405,468)	(60,060,127)
Share transactions - net increase (decrease)	(29,455,431)	(62,469,417)
Total increase (decrease) in net assets	(35,207,087)	71,671,755
Net Assets
Beginning of period	845,611,839	773,940,084
End of period	$810,404,752	$845,611,839

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$10.71	$11.79	$12.59	$12.43	$11.81
Income from Investment Operations
Net investment income (loss)A	.11	.09	.18	.21	.16	.18
Net realized and unrealized gain (loss)	.32	2.66	(.44)	.14	.87	.99
Total from investment operations	.43	2.75	(.26)	.35	1.03	1.17
Distributions from net investment income	–	(.11)	(.19)	(.21)	(.18)	(.19)
Distributions from net realized gain	(.54)	(.76)	(.62)	(.94)	(.70)	(.36)
Total distributions	(.54)	(.87)	(.82)B	(1.15)	(.87)B	(.55)
Net asset value, end of period	$12.48	$12.59	$10.71	$11.79	$12.59	$12.43
Total ReturnC,D,E	3.44%	26.45%	(2.77)%	3.26%	8.42%	10.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.80%	.81%	.82%	.72%	.25%
Expenses net of fee waivers, if any	.79%H	.80%	.81%	.82%	.72%	.25%
Expenses net of all reductions	.79%H	.80%	.81%	.82%	.72%	.25%
Net investment income (loss)	1.69%H	.79%	1.50%	1.71%	1.22%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$362,668	$385,409	$360,371	$476,763	$551,179	$653,982
Portfolio turnover rateI	23%H	27%	22%	21%	19%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.55	$10.68	$11.76	$12.56	$12.41	$11.79
Income from Investment Operations
Net investment income (loss)A	.09	.06	.15	.17	.12	.15
Net realized and unrealized gain (loss)	.32	2.65	(.44)	.15	.87	.99
Total from investment operations	.41	2.71	(.29)	.32	.99	1.14
Distributions from net investment income	–	(.08)	(.16)	(.18)	(.15)	(.16)
Distributions from net realized gain	(.54)	(.76)	(.62)	(.94)	(.70)	(.36)
Total distributions	(.54)	(.84)	(.79)B	(1.12)	(.84)B	(.52)
Net asset value, end of period	$12.42	$12.55	$10.68	$11.76	$12.56	$12.41
Total ReturnC,D,E	3.27%	26.13%	(3.00)%	3.01%	8.10%	9.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.05%	1.06%	1.07%	.98%	.50%
Expenses net of fee waivers, if any	1.04%H	1.05%	1.06%	1.07%	.98%	.50%
Expenses net of all reductions	1.04%H	1.05%	1.06%	1.07%	.98%	.50%
Net investment income (loss)	1.44%H	.54%	1.25%	1.45%	.96%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$127,824	$134,240	$123,857	$152,212	$167,835	$178,795
Portfolio turnover rateI	23%H	27%	22%	21%	19%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$10.62	$11.69	$12.47	$12.32	$11.72
Income from Investment Operations
Net investment income (loss)A	.06	–B	.09	.11	.06	.08
Net realized and unrealized gain (loss)	.33	2.62	(.44)	.16	.86	.98
Total from investment operations	.39	2.62	(.35)	.27	.92	1.06
Distributions from net investment income	–	(.03)	(.09)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.54)	(.74)	(.62)	(.93)	(.70)	(.36)
Total distributions	(.54)	(.78)C	(.72)C	(1.05)C	(.77)C	(.46)
Net asset value, end of period	$12.31	$12.46	$10.62	$11.69	$12.47	$12.32
Total ReturnD,E,F	3.13%	25.36%	(3.48)%	2.60%	7.57%	9.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.55%	1.56%	1.57%	1.48%	1.00%
Expenses net of fee waivers, if any	1.54%I	1.55%	1.56%	1.57%	1.48%	1.00%
Expenses net of all reductions	1.54%I	1.55%	1.55%	1.57%	1.48%	1.00%
Net investment income (loss)	.94%I	.04%	.76%	.96%	.47%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$15,306	$20,654	$20,129	$31,274	$54,730	$61,332
Portfolio turnover rateJ	23%I	27%	22%	21%	19%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$10.81	$11.89	$12.69	$12.53	$11.90
Income from Investment Operations
Net investment income (loss)A	.12	.13	.21	.24	.19	.21
Net realized and unrealized gain (loss)	.32	2.67	(.44)	.14	.88	1.00
Total from investment operations	.44	2.80	(.23)	.38	1.07	1.21
Distributions from net investment income	–B	(.14)	(.22)	(.24)	(.21)	(.22)
Distributions from net realized gain	(.54)	(.76)	(.62)	(.94)	(.70)	(.36)
Total distributions	(.54)	(.90)	(.85)C	(1.18)	(.91)	(.58)
Net asset value, end of period	$12.61	$12.71	$10.81	$11.89	$12.69	$12.53
Total ReturnD,E	3.55%	26.71%	(2.50)%	3.55%	8.66%	10.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.55%	.56%	.57%	.48%	- %I
Expenses net of fee waivers, if any	.54%H	.55%	.56%	.57%	.48%	-%
Expenses net of all reductions	.54%H	.55%	.56%	.57%	.48%	-%
Net investment income (loss)	1.94%H	1.04%	1.75%	1.95%	1.46%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$249,163	$256,243	$238,048	$304,221	$324,189	$317,539
Portfolio turnover rateJ	23%H	27%	22%	21%	19%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$10.74	$11.85	$12.50
Income from Investment Operations
Net investment income (loss)B	.13	.13	.22	.27
Net realized and unrealized gain (loss)	.32	2.66	(.45)	(.17)
Total from investment operations	.45	2.79	(.23)	.10
Distributions from net investment income	(.01)	(.15)	(.26)	(.27)
Distributions from net realized gain	(.54)	(.76)	(.62)	(.48)
Total distributions	(.55)	(.91)	(.88)	(.75)
Net asset value, end of period	$12.52	$12.62	$10.74	$11.85
Total ReturnC,D	3.60%	26.82%	(2.48)%	1.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G,H	.48%	.49%	.51%G,H
Expenses net of fee waivers, if any	.47%G,H	.48%	.49%	.51%G,H
Expenses net of all reductions	.47%G,H	.48%	.49%	.51%G,H
Net investment income (loss)	2.01%G	1.11%	1.82%	4.73%G
Supplemental Data
Net assets, end of period (000 omitted)	$25,038	$20,850	$16,135	$1,522
Portfolio turnover rateI	23%G	27%	22%	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$10.78	$11.87	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B	.13	.14	.23	.25	.18
Net realized and unrealized gain (loss)	.33	2.66	(.45)	.16	.51
Total from investment operations	.46	2.80	(.22)	.41	.69
Distributions from net investment income	(.01)	(.17)	(.25)	(.27)	(.21)
Distributions from net realized gain	(.54)	(.76)	(.62)	(.94)	(.47)
Total distributions	(.55)	(.92)C	(.87)	(1.21)	(.68)
Net asset value, end of period	$12.57	$12.66	$10.78	$11.87	$12.67
Total ReturnD,E	3.69%	26.84%	(2.40)%	3.81%	5.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%	.41%	.41%	.43%H,I
Expenses net of fee waivers, if any	.40%H	.40%	.41%	.41%	.43%H,I
Expenses net of all reductions	.40%H	.40%	.41%	.41%	.43%H,I
Net investment income (loss)	2.08%H	1.19%	1.90%	2.11%	1.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$30,406	$28,215	$15,400	$16,536	$12,903
Portfolio turnover rateJ	23%H	27%	22%	21%	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.2
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Inflation-Protected Bond Index Fund	6.1
Fidelity Series Government Money Market Fund 0.07%	5.8
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Value Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series Overseas Fund	4.2
Fidelity Series Value Discovery Fund	3.2
Fidelity Advisor Series Equity Growth Fund	3.2
70.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	25.3%
Bond Funds	39.9%
Short-Term Funds	7.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.03% 12/16/21 to 12/23/21
(Cost $259,981)	260,000	259,979
	Shares	Value

Domestic Equity Funds - 27.5%
Fidelity Advisor Series Equity Growth Fund (a)	3,516,071	$64,555,056
Fidelity Advisor Series Growth Opportunities Fund (a)	2,426,459	44,622,576
Fidelity Advisor Series Small Cap Fund (a)	1,766,192	29,053,859
Fidelity Series All-Sector Equity Fund (a)	2,181,724	27,598,809
Fidelity Series Commodity Strategy Fund (a)	13,730,708	56,982,437
Fidelity Series Large Cap Stock Fund (a)	5,525,899	101,123,952
Fidelity Series Large Cap Value Index Fund (a)	713,099	10,931,812
Fidelity Series Opportunistic Insights Fund (a)	2,625,087	59,825,732
Fidelity Series Small Cap Opportunities Fund (a)	2,532,374	35,909,070
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,287,044	64,262,783
Fidelity Series Value Discovery Fund (a)	3,958,633	65,752,887
TOTAL DOMESTIC EQUITY FUNDS
(Cost $372,280,828)		560,618,973

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	2,316,084	31,591,386
Fidelity Series Emerging Markets Fund (a)	1,810,868	19,901,440
Fidelity Series Emerging Markets Opportunities Fund (a)	7,405,622	180,252,846
Fidelity Series International Growth Fund (a)	4,368,447	85,883,668
Fidelity Series International Small Cap Fund (a)	1,147,621	26,969,083
Fidelity Series International Value Fund (a)	7,653,480	86,025,114
Fidelity Series Overseas Fund (a)	6,161,490	85,706,326
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $333,027,872)		516,329,863

Bond Funds - 39.9%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	347,415	3,484,568
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	4,032,478	39,881,203
Fidelity Series Emerging Markets Debt Fund (a)	1,212,817	11,170,042
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	358,916	3,610,692
Fidelity Series Floating Rate High Income Fund (a)	228,142	2,121,721
Fidelity Series High Income Fund (a)	1,340,449	12,868,307
Fidelity Series Inflation-Protected Bond Index Fund (a)	11,054,008	123,473,267
Fidelity Series International Credit Fund (a)	159,008	1,599,624
Fidelity Series International Developed Markets Bond Index Fund (a)	1,475,077	14,544,259
Fidelity Series Investment Grade Bond Fund (a)	45,684,345	534,049,991
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,085,709	59,236,530
Fidelity Series Real Estate Income Fund (a)	664,555	7,702,190
TOTAL BOND FUNDS
(Cost $773,023,278)		813,742,394

Short-Term Funds - 7.3%
Fidelity Cash Central Fund 0.06% (b)	1,500,850	1,501,150
Fidelity Series Government Money Market Fund 0.07% (a)(c)	118,784,038	118,784,038
Fidelity Series Short-Term Credit Fund (a)	2,695,561	27,359,940
TOTAL SHORT-TERM FUNDS
(Cost $147,129,185)		147,645,128
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,625,721,144)		2,038,596,337
NET OTHER ASSETS (LIABILITIES) - 0.0%		(389,051)
NET ASSETS - 100%		$2,038,207,286

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,880,907	$3,239,537	$3,619,294	$284	$--	$--	$1,501,150	0.0%
Total	$1,880,907	$3,239,537	$3,619,294	$284	$--	$--	$1,501,150

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$69,060,001	$3,829,719	$15,462,257	$--	$2,435,067	$4,692,526	$64,555,056
Fidelity Advisor Series Growth Opportunities Fund	48,027,636	3,436,705	11,257,948	--	1,152,043	3,264,140	44,622,576
Fidelity Advisor Series Small Cap Fund	31,239,796	436,997	5,018,691	--	1,771,894	623,863	29,053,859
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	--	3,512,408	27,859	--	19	--	3,484,568
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	40,525,697	298,303	--	37	(346,228)	39,881,203
Fidelity Series All-Sector Equity Fund	29,521,471	661,844	4,920,381	--	927,401	1,408,474	27,598,809
Fidelity Series Canada Fund	28,822,162	4,634,732	3,767,266	--	341,360	1,560,398	31,591,386
Fidelity Series Commodity Strategy Fund	58,310,541	18,620,368	13,923,550	17,309,705	358,286	(6,383,208)	56,982,437
Fidelity Series Emerging Markets Debt Fund	11,161,613	819,416	975,592	253,995	(39,332)	203,937	11,170,042
Fidelity Series Emerging Markets Debt Local Currency Fund	3,658,565	259,000	321,919	--	981	14,065	3,610,692
Fidelity Series Emerging Markets Fund	23,110,809	1,740,213	3,826,230	--	565,600	(1,688,952)	19,901,440
Fidelity Series Emerging Markets Opportunities Fund	210,443,985	14,425,724	36,213,948	--	8,050,619	(16,453,534)	180,252,846
Fidelity Series Floating Rate High Income Fund	2,239,827	56,624	200,568	44,086	(14,100)	39,938	2,121,721
Fidelity Series Government Money Market Fund 0.07%	157,038,457	10,301,678	48,556,097	52,299	--	--	118,784,038
Fidelity Series High Income Fund	13,228,837	546,449	1,211,088	318,661	(42,278)	346,387	12,868,307
Fidelity Series Inflation-Protected Bond Index Fund	152,232,478	5,348,885	40,266,638	--	2,806,235	3,352,307	123,473,267
Fidelity Series International Credit Fund	1,566,949	20,003	--	20,003	--	12,672	1,599,624
Fidelity Series International Developed Markets Bond Index Fund	--	14,775,709	139,297	--	(605)	(91,548)	14,544,259
Fidelity Series International Growth Fund	80,767,622	8,633,857	11,076,392	--	651,033	6,907,548	85,883,668
Fidelity Series International Small Cap Fund	25,594,902	734,673	2,734,046	--	1,071,115	2,302,439	26,969,083
Fidelity Series International Value Fund	80,678,094	13,251,474	10,869,238	--	1,331,483	1,633,301	86,025,114
Fidelity Series Investment Grade Bond Fund	554,354,434	29,689,068	57,854,119	5,658,484	(254,599)	8,115,207	534,049,991
Fidelity Series Large Cap Stock Fund	107,822,301	8,643,382	14,985,203	6,268,249	3,399,334	(3,755,862)	101,123,952
Fidelity Series Large Cap Value Index Fund	11,636,912	258,500	1,494,435	--	415,198	115,637	10,931,812
Fidelity Series Long-Term Treasury Bond Index Fund	57,417,129	11,375,686	13,311,747	667,482	(1,177,188)	4,932,650	59,236,530
Fidelity Series Opportunistic Insights Fund	64,023,791	2,647,395	14,519,136	--	4,155,578	3,518,104	59,825,732
Fidelity Series Overseas Fund	80,902,403	8,206,885	11,627,731	--	1,803,645	6,421,124	85,706,326
Fidelity Series Real Estate Income Fund	8,072,324	185,402	949,669	152,382	104,637	289,496	7,702,190
Fidelity Series Short-Term Credit Fund	32,801,002	3,249,749	8,628,357	223,619	70,011	(132,465)	27,359,940
Fidelity Series Small Cap Opportunities Fund	38,554,130	10,518,486	6,272,106	8,596,752	1,779,110	(8,670,550)	35,909,070
Fidelity Series Stock Selector Large Cap Value Fund	68,284,126	2,095,727	9,682,470	--	2,225,185	1,340,215	64,262,783
Fidelity Series Value Discovery Fund	69,901,785	2,593,140	9,965,924	--	2,809,602	414,284	65,752,887
	$2,120,474,082	$226,035,595	$360,358,205	$39,565,717	$36,697,371	$13,986,365	$2,036,835,208

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$259,979	$--	$259,979	$--
Domestic Equity Funds	560,618,973	560,618,973	--	--
International Equity Funds	516,329,863	516,329,863	--	--
Bond Funds	813,742,394	813,742,394	--	--
Short-Term Funds	147,645,128	147,645,128	--	--
Total Investments in Securities:	$2,038,596,337	$2,038,336,358	$259,979	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $259,981)	$259,979
Fidelity Central Funds (cost $1,501,150)	1,501,150
Other affiliated issuers (cost $1,623,960,013)	2,036,835,208
Total Investment in Securities (cost $1,625,721,144)		$2,038,596,337
Cash		556
Receivable for investments sold		40,704,315
Receivable for fund shares sold		726,988
Distributions receivable from Fidelity Central Funds		65
Total assets		2,080,028,261
Liabilities
Payable for investments purchased	$35,827,179
Payable for fund shares redeemed	4,651,952
Accrued management fee	999,645
Distribution and service plan fees payable	342,199
Total liabilities		41,820,975
Net Assets		$2,038,207,286
Net Assets consist of:
Paid in capital		$1,560,680,786
Total accumulated earnings (loss)		477,526,500
Net Assets		$2,038,207,286
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($838,469,649 ÷ 59,651,572 shares)(a)		$14.06
Maximum offering price per share (100/94.25 of $14.06)		$14.92
Class M:
Net Asset Value and redemption price per share ($300,133,135 ÷ 21,395,607 shares)(a)		$14.03
Maximum offering price per share (100/96.50 of $14.03)		$14.54
Class C:
Net Asset Value and offering price per share ($41,236,972 ÷ 2,979,953 shares)(a)		$13.84
Class I:
Net Asset Value, offering price and redemption price per share ($712,205,698 ÷ 50,128,944 shares)		$14.21
Class Z:
Net Asset Value, offering price and redemption price per share ($51,892,226 ÷ 3,681,134 shares)		$14.10
Class Z6:
Net Asset Value, offering price and redemption price per share ($94,269,606 ÷ 6,663,385 shares)		$14.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$25,744,606
Interest		57
Income from Fidelity Central Funds		284
Total income		25,744,947
Expenses
Management fee	$6,107,182
Distribution and service plan fees	2,111,847
Independent trustees' fees and expenses	2,815
Total expenses before reductions	8,221,844
Expense reductions	(4)
Total expenses after reductions		8,221,840
Net investment income (loss)		17,523,107
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8)
Affiliated issuers	36,697,371
Futures contracts	201,630
Capital gain distributions from underlying funds:
Affiliated issuers	13,821,111
Total net realized gain (loss)		50,720,104
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(20)
Affiliated issuers	13,986,365
Total change in net unrealized appreciation (depreciation)		13,986,345
Net gain (loss)		64,706,449
Net increase (decrease) in net assets resulting from operations		$82,229,556

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,523,107	$17,293,824
Net realized gain (loss)	50,720,104	158,746,849
Change in net unrealized appreciation (depreciation)	13,986,345	382,563,737
Net increase (decrease) in net assets resulting from operations	82,229,556	558,604,410
Distributions to shareholders	(97,488,083)	(150,975,667)
Share transactions - net increase (decrease)	(68,616,782)	(155,025,861)
Total increase (decrease) in net assets	(83,875,309)	252,602,882
Net Assets
Beginning of period	2,122,082,595	1,869,479,713
End of period	$2,038,207,286	$2,122,082,595

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.19	$11.63	$12.97	$13.71	$13.31	$12.51
Income from Investment Operations
Net investment income (loss)A	.11	.10	.19	.22	.16	.19
Net realized and unrealized gain (loss)	.42	3.43	(.65)	.18	1.05	1.16
Total from investment operations	.53	3.53	(.46)	.40	1.21	1.35
Distributions from net investment income	–	(.12)	(.20)	(.22)	(.18)	(.19)
Distributions from net realized gain	(.66)	(.85)	(.68)	(.92)	(.62)	(.36)
Total distributions	(.66)	(.97)	(.88)	(1.14)	(.81)B	(.55)
Net asset value, end of period	$14.06	$14.19	$11.63	$12.97	$13.71	$13.31
Total ReturnC,D,E	3.82%	31.39%	(4.15)%	3.40%	9.15%	11.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.84%	.85%	.86%	.76%	.25%
Expenses net of fee waivers, if any	.83%H	.84%	.85%	.86%	.76%	.25%
Expenses net of all reductions	.83%H	.84%	.85%	.86%	.76%	.25%
Net investment income (loss)	1.59%H	.78%	1.46%	1.68%	1.18%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$838,470	$877,842	$800,330	$1,038,299	$1,196,128	$1,315,261
Portfolio turnover rateI	21%H	26%	25%	22%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.18	$11.62	$12.96	$13.71	$13.30	$12.51
Income from Investment Operations
Net investment income (loss)A	.10	.07	.16	.19	.13	.15
Net realized and unrealized gain (loss)	.41	3.43	(.65)	.17	1.05	1.16
Total from investment operations	.51	3.50	(.49)	.36	1.18	1.31
Distributions from net investment income	–	(.09)	(.17)	(.19)	(.15)	(.16)
Distributions from net realized gain	(.66)	(.85)	(.68)	(.92)	(.62)	(.36)
Total distributions	(.66)	(.94)	(.85)	(1.11)	(.77)	(.52)
Net asset value, end of period	$14.03	$14.18	$11.62	$12.96	$13.71	$13.30
Total ReturnB,C,D	3.68%	31.08%	(4.38)%	3.07%	8.97%	10.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%G	1.09%	1.10%	1.11%	1.01%	.50%
Expenses net of fee waivers, if any	1.08%G	1.09%	1.10%	1.11%	1.01%	.50%
Expenses net of all reductions	1.08%G	1.09%	1.10%	1.11%	1.01%	.50%
Net investment income (loss)	1.34%G	.53%	1.21%	1.43%	.92%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$300,133	$309,456	$277,496	$345,810	$374,470	$396,330
Portfolio turnover rateH	21%G	26%	25%	22%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$11.52	$12.86	$13.60	$13.20	$12.42
Income from Investment Operations
Net investment income (loss)A	.06	–B	.09	.12	.06	.09
Net realized and unrealized gain (loss)	.41	3.39	(.64)	.17	1.05	1.15
Total from investment operations	.47	3.39	(.55)	.29	1.11	1.24
Distributions from net investment income	–	(.04)	(.11)	(.14)	(.09)	(.10)
Distributions from net realized gain	(.66)	(.84)	(.68)	(.90)	(.62)	(.36)
Total distributions	(.66)	(.88)	(.79)	(1.03)C	(.71)	(.46)
Net asset value, end of period	$13.84	$14.03	$11.52	$12.86	$13.60	$13.20
Total ReturnD,E,F	3.42%	30.36%	(4.81)%	2.55%	8.45%	10.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I,J	1.59%	1.60%	1.61%	1.52%	1.00%
Expenses net of fee waivers, if any	1.59%I,J	1.59%	1.60%	1.61%	1.52%	1.00%
Expenses net of all reductions	1.59%I,J	1.59%	1.60%	1.61%	1.52%	1.00%
Net investment income (loss)	.84%I	.03%	.71%	.93%	.42%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$41,237	$51,480	$46,563	$63,123	$98,878	$101,268
Portfolio turnover rateK	21%I	26%	25%	22%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.32	$11.73	$13.07	$13.82	$13.41	$12.61
Income from Investment Operations
Net investment income (loss)A	.13	.14	.22	.26	.20	.22
Net realized and unrealized gain (loss)	.43	3.46	(.65)	.17	1.05	1.16
Total from investment operations	.56	3.60	(.43)	.43	1.25	1.38
Distributions from net investment income	–	(.15)	(.23)	(.26)	(.22)	(.22)
Distributions from net realized gain	(.67)	(.85)	(.68)	(.92)	(.62)	(.36)
Total distributions	(.67)	(1.01)B	(.91)	(1.18)	(.84)	(.58)
Net asset value, end of period	$14.21	$14.32	$11.73	$13.07	$13.82	$13.41
Total ReturnC,D	3.95%	31.70%	(3.87)%	3.61%	9.45%	11.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.59%	.60%	.61%	.52%	- %H
Expenses net of fee waivers, if any	.58%G	.59%	.60%	.61%	.52%	-%
Expenses net of all reductions	.58%G	.59%	.60%	.61%	.52%	-%
Net investment income (loss)	1.84%G	1.03%	1.71%	1.92%	1.42%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$712,206	$743,070	$654,422	$795,372	$803,562	$743,042
Portfolio turnover rateI	21%G	26%	25%	22%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.21	$11.65	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)B	.14	.15	.23	.21
Net realized and unrealized gain (loss)	.42	3.43	(.64)	(.15)
Total from investment operations	.56	3.58	(.41)	.06
Distributions from net investment income	–	(.17)	(.28)	(.30)
Distributions from net realized gain	(.67)	(.85)	(.68)	(.43)
Total distributions	(.67)	(1.02)	(.96)	(.73)
Net asset value, end of period	$14.10	$14.21	$11.65	$13.02
Total ReturnC,D	4.00%	31.82%	(3.82)%	.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.52%	.53%H	.54%G,H
Expenses net of fee waivers, if any	.51%G	.52%	.53%H	.54%G,H
Expenses net of all reductions	.51%G	.52%	.53%H	.54%G,H
Net investment income (loss)	1.91%G	1.10%	1.78%	3.41%G
Supplemental Data
Net assets, end of period (000 omitted)	$51,892	$45,836	$33,172	$2,585
Portfolio turnover rateI	21%G	26%	25%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$11.69	$13.04	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B	.14	.16	.25	.28	.08
Net realized and unrealized gain (loss)	.42	3.45	(.65)	.17	.75
Total from investment operations	.56	3.61	(.40)	.45	.83
Distributions from net investment income	–	(.18)	(.27)	(.30)	(.23)
Distributions from net realized gain	(.67)	(.85)	(.68)	(.92)	(.41)
Total distributions	(.67)	(1.04)C	(.95)	(1.22)	(.64)
Net asset value, end of period	$14.15	$14.26	$11.69	$13.04	$13.81
Total ReturnD,E	4.02%	31.94%	(3.72)%	3.76%	6.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.42%	.43%	.43%	.45%H,I
Expenses net of fee waivers, if any	.42%H	.42%	.43%	.43%	.45%H,I
Expenses net of all reductions	.42%H	.42%	.43%	.43%	.45%H,I
Net investment income (loss)	2.00%H	1.20%	1.88%	2.10%	.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$94,270	$94,399	$57,497	$45,686	$29,132
Portfolio turnover rateJ	21%H	26%	25%	22%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	23.5
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series Large Cap Stock Fund	5.7
Fidelity Series Inflation-Protected Bond Index Fund	5.4
Fidelity Series International Value Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series Government Money Market Fund 0.07%	3.8
Fidelity Series Value Discovery Fund	3.7
Fidelity Advisor Series Equity Growth Fund	3.7
69.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.4%
International Equity Funds	27.9%
Bond Funds	36.0%
Short-Term Funds	4.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/2/21 to 12/23/21
(Cost $579,958)	580,000	579,955
	Shares	Value

Domestic Equity Funds - 31.4%
Fidelity Advisor Series Equity Growth Fund (a)	6,251,900	$114,784,885
Fidelity Advisor Series Growth Opportunities Fund (a)	4,314,556	79,344,679
Fidelity Advisor Series Small Cap Fund (a)	3,140,277	51,657,558
Fidelity Series All-Sector Equity Fund (a)	3,879,503	49,075,715
Fidelity Series Commodity Strategy Fund (a)	21,143,439	87,745,273
Fidelity Series Large Cap Stock Fund (a)	9,824,901	179,795,684
Fidelity Series Large Cap Value Index Fund (a)	1,268,237	19,442,080
Fidelity Series Opportunistic Insights Fund (a)	4,667,665	106,376,093
Fidelity Series Small Cap Opportunities Fund (a)	4,502,501	63,845,462
Fidelity Series Stock Selector Large Cap Value Fund (a)	7,622,280	114,257,973
Fidelity Series Value Discovery Fund (a)	7,038,707	116,912,920
TOTAL DOMESTIC EQUITY FUNDS
(Cost $657,200,727)		983,238,322

International Equity Funds - 27.9%
Fidelity Series Canada Fund (a)	3,979,227	54,276,656
Fidelity Series Emerging Markets Fund (a)	3,007,037	33,047,337
Fidelity Series Emerging Markets Opportunities Fund (a)	12,296,119	299,287,535
Fidelity Series International Growth Fund (a)	7,504,608	147,540,587
Fidelity Series International Small Cap Fund (a)	1,971,881	46,339,205
Fidelity Series International Value Fund (a)	13,148,519	147,789,353
Fidelity Series Overseas Fund (a)	10,584,841	147,235,133
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $583,604,302)		875,515,806

Bond Funds - 36.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	4,967,507	49,128,644
Fidelity Series Emerging Markets Debt Fund (a)	1,872,907	17,249,471
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	555,474	5,588,064
Fidelity Series Floating Rate High Income Fund (a)	355,995	3,310,756
Fidelity Series High Income Fund (a)	2,064,011	19,814,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	15,050,804	168,117,479
Fidelity Series International Credit Fund (a)	184,349	1,854,555
Fidelity Series International Developed Markets Bond Index Fund (a)	2,268,079	22,363,263
Fidelity Series Investment Grade Bond Fund (a)	63,045,716	737,004,420
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,285,432	94,346,216
Fidelity Series Real Estate Income Fund (a)	1,023,266	11,859,648
TOTAL BOND FUNDS
(Cost $1,087,397,265)		1,130,637,022

Short-Term Funds - 4.7%
Fidelity Cash Central Fund 0.06% (b)	1,686,580	1,686,917
Fidelity Series Government Money Market Fund 0.07% (a)(c)	118,526,791	118,526,791
Fidelity Series Short-Term Credit Fund (a)	2,689,673	27,300,186
TOTAL SHORT-TERM FUNDS
(Cost $147,015,191)		147,513,894
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,475,797,443)		3,137,484,999
NET OTHER ASSETS (LIABILITIES) - 0.0%		(580,547)
NET ASSETS - 100%		$3,136,904,452

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,893,144	$4,474,143	$5,680,370	$356	$--	$--	$1,686,917	0.0%
Total	$2,893,144	$4,474,143	$5,680,370	$356	$--	$--	$1,686,917

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$117,325,141	$7,560,154	$22,309,380	$--	$2,521,182	$9,687,788	$114,784,885
Fidelity Advisor Series Growth Opportunities Fund	81,589,798	6,863,100	16,706,504	--	1,564,360	6,033,925	79,344,679
Fidelity Advisor Series Small Cap Fund	53,075,634	1,242,436	6,797,436	--	2,177,012	1,959,912	51,657,558
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	49,756,369	218,113	--	(43)	(409,569)	49,128,644
Fidelity Series All-Sector Equity Fund	50,156,552	1,553,671	6,613,123	--	1,009,786	2,968,829	49,075,715
Fidelity Series Canada Fund	47,898,345	7,720,568	4,492,856	--	231,160	2,919,439	54,276,656
Fidelity Series Commodity Strategy Fund	85,914,004	29,519,251	18,017,946	26,669,022	(220,856)	(9,449,180)	87,745,273
Fidelity Series Emerging Markets Debt Fund	16,550,675	1,328,595	868,587	385,636	(2,518)	241,306	17,249,471
Fidelity Series Emerging Markets Debt Local Currency Fund	5,374,056	482,741	284,264	--	(716)	16,247	5,588,064
Fidelity Series Emerging Markets Fund	36,564,242	3,103,691	4,736,059	--	580,397	(2,464,934)	33,047,337
Fidelity Series Emerging Markets Opportunities Fund	332,255,096	25,283,568	43,960,341	--	8,062,698	(22,353,486)	299,287,535
Fidelity Series Floating Rate High Income Fund	3,295,592	155,808	179,894	66,642	(2,857)	42,107	3,310,756
Fidelity Series Government Money Market Fund 0.07%	151,643,561	14,142,408	47,259,178	51,825	--	--	118,526,791
Fidelity Series High Income Fund	19,441,988	1,136,297	1,220,820	483,201	(10,883)	467,924	19,814,506
Fidelity Series Inflation-Protected Bond Index Fund	198,330,262	9,079,046	47,452,010	--	2,295,887	5,864,294	168,117,479
Fidelity Series International Credit Fund	1,816,672	23,191	--	23,191	--	14,692	1,854,555
Fidelity Series International Developed Markets Bond Index Fund	--	22,634,908	125,094	--	(490)	(146,061)	22,363,263
Fidelity Series International Growth Fund	134,224,589	14,004,364	13,307,321	--	689,701	11,929,254	147,540,587
Fidelity Series International Small Cap Fund	42,536,580	1,063,910	2,929,473	--	920,338	4,747,850	46,339,205
Fidelity Series International Value Fund	134,076,208	22,109,076	13,291,478	--	1,335,355	3,560,192	147,789,353
Fidelity Series Investment Grade Bond Fund	736,452,079	48,523,740	58,441,321	7,719,569	(478,047)	10,947,969	737,004,420
Fidelity Series Large Cap Stock Fund	183,189,958	17,064,637	19,377,629	11,062,545	3,372,640	(4,453,922)	179,795,684
Fidelity Series Large Cap Value Index Fund	19,771,097	596,671	1,819,688	--	415,935	478,065	19,442,080
Fidelity Series Long-Term Treasury Bond Index Fund	84,656,016	20,832,746	16,690,043	1,011,624	(2,249,727)	7,797,224	94,346,216
Fidelity Series Opportunistic Insights Fund	108,770,464	5,446,735	20,993,261	--	2,384,319	10,767,836	106,376,093
Fidelity Series Overseas Fund	134,448,368	13,214,291	14,174,297	--	1,628,529	12,118,242	147,235,133
Fidelity Series Real Estate Income Fund	11,887,719	359,833	971,615	233,470	32,324	551,387	11,859,648
Fidelity Series Short-Term Credit Fund	31,581,232	3,524,998	7,743,398	220,715	25,790	(88,436)	27,300,186
Fidelity Series Small Cap Opportunities Fund	65,504,909	19,169,932	8,491,528	15,276,934	1,529,015	(13,866,866)	63,845,462
Fidelity Series Stock Selector Large Cap Value Fund	116,015,293	4,597,706	12,365,377	--	2,302,762	3,707,589	114,257,973
Fidelity Series Value Discovery Fund	118,763,449	5,312,996	12,551,177	--	2,759,521	2,628,131	116,912,920
	$3,123,109,579	$357,407,437	$424,389,211	$63,204,374	$32,872,574	$46,217,748	$3,135,218,127

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$579,955	$--	$579,955	$--
Domestic Equity Funds	983,238,322	983,238,322	--	--
International Equity Funds	875,515,806	875,515,806	--	--
Bond Funds	1,130,637,022	1,130,637,022	--	--
Short-Term Funds	147,513,894	147,513,894	--	--
Total Investments in Securities:	$3,137,484,999	$3,136,905,044	$579,955	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $579,958)	$579,955
Fidelity Central Funds (cost $1,686,917)	1,686,917
Other affiliated issuers (cost $2,473,530,568)	3,135,218,127
Total Investment in Securities (cost $2,475,797,443)		$3,137,484,999
Receivable for investments sold		60,882,783
Receivable for fund shares sold		2,546,615
Distributions receivable from Fidelity Central Funds		75
Total assets		3,200,914,472
Liabilities
Payable for investments purchased	$51,305,174
Payable for fund shares redeemed	10,556,602
Accrued management fee	1,648,818
Distribution and service plan fees payable	499,426
Total liabilities		64,010,020
Net Assets		$3,136,904,452
Net Assets consist of:
Paid in capital		$2,395,738,459
Total accumulated earnings (loss)		741,165,993
Net Assets		$3,136,904,452
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,258,962,173 ÷ 86,188,769 shares)(a)		$14.61
Maximum offering price per share (100/94.25 of $14.61)		$15.50
Class M:
Net Asset Value and redemption price per share ($436,102,826 ÷ 29,842,757 shares)(a)		$14.61
Maximum offering price per share (100/96.50 of $14.61)		$15.14
Class C:
Net Asset Value and offering price per share ($52,508,347 ÷ 3,684,422 shares)(a)		$14.25
Class I:
Net Asset Value, offering price and redemption price per share ($1,153,669,177 ÷ 78,035,388 shares)		$14.78
Class Z:
Net Asset Value, offering price and redemption price per share ($82,611,014 ÷ 5,632,853 shares)		$14.67
Class Z6:
Net Asset Value, offering price and redemption price per share ($153,050,915 ÷ 10,386,543 shares)		$14.74

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$38,734,898
Interest		69
Income from Fidelity Central Funds		356
Total income		38,735,323
Expenses
Management fee	$9,905,216
Distribution and service plan fees	3,025,266
Independent trustees' fees and expenses	4,197
Total expenses before reductions	12,934,679
Expense reductions	(2)
Total expenses after reductions		12,934,677
Net investment income (loss)		25,800,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5
Affiliated issuers	32,872,574
Futures contracts	217,884
Capital gain distributions from underlying funds:
Affiliated issuers	24,469,476
Total net realized gain (loss)		57,559,939
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(20)
Affiliated issuers	46,217,748
Total change in net unrealized appreciation (depreciation)		46,217,728
Net gain (loss)		103,777,667
Net increase (decrease) in net assets resulting from operations		$129,578,313

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,800,646	$23,987,455
Net realized gain (loss)	57,559,939	203,330,189
Change in net unrealized appreciation (depreciation)	46,217,728	623,552,088
Net increase (decrease) in net assets resulting from operations	129,578,313	850,869,732
Distributions to shareholders	(127,349,610)	(186,504,252)
Share transactions - net increase (decrease)	9,343,097	(21,442,735)
Total increase (decrease) in net assets	11,571,800	642,922,745
Net Assets
Beginning of period	3,125,332,652	2,482,409,907
End of period	$3,136,904,452	$3,125,332,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$11.55	$12.99	$13.74	$13.16	$12.29
Income from Investment Operations
Net investment income (loss)A	.11	.10	.18	.21	.15	.18
Net realized and unrealized gain (loss)	.48	3.84	(.76)	.18	1.15	1.24
Total from investment operations	.59	3.94	(.58)	.39	1.30	1.42
Distributions from net investment income	–	(.12)	(.19)	(.21)	(.17)	(.18)
Distributions from net realized gain	(.60)	(.76)	(.67)	(.93)	(.55)	(.37)
Total distributions	(.60)	(.87)B	(.86)	(1.14)	(.72)	(.55)
Net asset value, end of period	$14.61	$14.62	$11.55	$12.99	$13.74	$13.16
Total ReturnC,D,E	4.09%	35.22%	(5.09)%	3.34%	9.96%	12.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%H	.89%	.89%	.90%	.80%	.25%
Expenses net of fee waivers, if any	.88%H	.89%	.89%	.90%	.80%	.25%
Expenses net of all reductions	.88%H	.89%	.89%	.90%	.80%	.25%
Net investment income (loss)	1.53%H	.76%	1.40%	1.62%	1.11%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,258,962	$1,276,609	$1,043,442	$1,304,020	$1,435,987	$1,503,384
Portfolio turnover rateI	22%H	28%	29%	24%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.64	$11.57	$13.01	$13.76	$13.18	$12.31
Income from Investment Operations
Net investment income (loss)A	.09	.07	.15	.18	.12	.15
Net realized and unrealized gain (loss)	.48	3.84	(.76)	.18	1.15	1.24
Total from investment operations	.57	3.91	(.61)	.36	1.27	1.39
Distributions from net investment income	–	(.09)	(.16)	(.19)	(.14)	(.15)
Distributions from net realized gain	(.60)	(.75)	(.67)	(.92)	(.55)	(.37)
Total distributions	(.60)	(.84)	(.83)	(1.11)	(.69)	(.52)
Net asset value, end of period	$14.61	$14.64	$11.57	$13.01	$13.76	$13.18
Total ReturnB,C,D	3.95%	34.85%	(5.31)%	3.09%	9.69%	11.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%G	1.14%	1.14%	1.15%	1.05%	.50%
Expenses net of fee waivers, if any	1.13%G	1.14%	1.14%	1.15%	1.05%	.50%
Expenses net of all reductions	1.13%G	1.14%	1.14%	1.15%	1.05%	.50%
Net investment income (loss)	1.28%G	.51%	1.15%	1.37%	.86%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$436,103	$432,038	$362,131	$423,584	$432,227	$418,713
Portfolio turnover rateH	22%G	28%	29%	24%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$11.35	$12.80	$13.54	$12.98	$12.14
Income from Investment Operations
Net investment income (loss)A	.06	–B	.08	.11	.05	.08
Net realized and unrealized gain (loss)	.46	3.77	(.75)	.18	1.13	1.23
Total from investment operations	.52	3.77	(.67)	.29	1.18	1.31
Distributions from net investment income	–	(.04)	(.11)	(.13)	(.08)	(.10)
Distributions from net realized gain	(.60)	(.75)	(.66)	(.91)	(.54)	(.37)
Total distributions	(.60)	(.79)	(.78)C	(1.03)C	(.62)	(.47)
Net asset value, end of period	$14.25	$14.33	$11.35	$12.80	$13.54	$12.98
Total ReturnD,E,F	3.68%	34.28%	(5.85)%	2.59%	9.14%	11.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.63%I	1.64%	1.64%	1.65%	1.55%	1.00%
Expenses net of fee waivers, if any	1.63%I	1.64%	1.64%	1.65%	1.55%	1.00%
Expenses net of all reductions	1.63%I	1.64%	1.64%	1.65%	1.55%	1.00%
Net investment income (loss)	.78%I	.01%	.65%	.87%	.36%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$52,508	$60,128	$51,559	$64,691	$97,691	$97,994
Portfolio turnover rateJ	22%I	28%	29%	24%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$11.66	$13.11	$13.86	$13.27	$12.39
Income from Investment Operations
Net investment income (loss)A	.13	.14	.22	.25	.19	.21
Net realized and unrealized gain (loss)	.48	3.88	(.77)	.18	1.16	1.26
Total from investment operations	.61	4.02	(.55)	.43	1.35	1.47
Distributions from net investment income	–	(.15)	(.22)	(.25)	(.21)	(.21)
Distributions from net realized gain	(.60)	(.76)	(.67)	(.93)	(.55)	(.37)
Total distributions	(.60)	(.91)	(.90)B	(1.18)	(.76)	(.59)B
Net asset value, end of period	$14.78	$14.77	$11.66	$13.11	$13.86	$13.27
Total ReturnC,D	4.19%	35.57%	(4.89)%	3.63%	10.26%	12.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.64%	.64%	.65%	.56%	- %H
Expenses net of fee waivers, if any	.63%G	.64%	.64%	.65%	.56%	-%
Expenses net of all reductions	.63%G	.64%	.64%	.65%	.56%	-%
Net investment income (loss)	1.78%G	1.01%	1.65%	1.87%	1.35%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,153,669	$1,150,782	$911,020	$1,051,420	$1,018,536	$879,740
Portfolio turnover rateI	22%G	28%	29%	24%	23%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.65	$11.58	$13.05	$13.78
Income from Investment Operations
Net investment income (loss)B	.14	.15	.23	.03
Net realized and unrealized gain (loss)	.48	3.85	(.76)	(.02)
Total from investment operations	.62	4.00	(.53)	.01
Distributions from net investment income	–	(.17)	(.27)	(.30)
Distributions from net realized gain	(.60)	(.76)	(.67)	(.44)
Total distributions	(.60)	(.93)	(.94)	(.74)
Net asset value, end of period	$14.67	$14.65	$11.58	$13.05
Total ReturnC,D	4.30%	35.65%	(4.77)%	.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G,H	.55%	.56%	.56%G
Expenses net of fee waivers, if any	.54%G,H	.55%	.56%	.56%G
Expenses net of all reductions	.54%G,H	.55%	.56%	.56%G
Net investment income (loss)	1.86%G	1.10%	1.74%	.43%G
Supplemental Data
Net assets, end of period (000 omitted)	$82,611	$60,905	$36,620	$3,396
Portfolio turnover rateI	22%G	28%	29%	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$11.62	$13.08	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B	.15	.16	.24	.27	.10
Net realized and unrealized gain (loss)	.48	3.87	(.77)	.18	.80
Total from investment operations	.63	4.03	(.53)	.45	.90
Distributions from net investment income	–	(.18)	(.26)	(.29)	(.22)
Distributions from net realized gain	(.60)	(.76)	(.67)	(.93)	(.36)
Total distributions	(.60)	(.94)	(.93)	(1.22)	(.58)
Net asset value, end of period	$14.74	$14.71	$11.62	$13.08	$13.85
Total ReturnC,D	4.35%	35.82%	(4.72)%	3.85%	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.45%	.45%	.47%G,H
Expenses net of fee waivers, if any	.44%G	.44%	.45%	.45%	.47%G,H
Expenses net of all reductions	.44%G	.44%	.45%	.45%	.47%G,H
Net investment income (loss)	1.97%G	1.21%	1.85%	2.07%	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$153,051	$144,871	$77,638	$56,103	$24,926
Portfolio turnover rateI	22%G	28%	29%	24%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	20.9
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series International Value Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series Overseas Fund	5.2
Fidelity Series Inflation-Protected Bond Index Fund	4.8
Fidelity Series Value Discovery Fund	4.2
Fidelity Advisor Series Equity Growth Fund	4.2
Fidelity Series Stock Selector Large Cap Value Fund	4.1
70.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.3%
International Equity Funds	30.6%
Bond Funds	32.0%
Short-Term Funds	2.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/9/21 to 12/23/21
(Cost $719,948)	720,000	719,944
	Shares	Value

Domestic Equity Funds - 35.3%
Fidelity Advisor Series Equity Growth Fund (a)	8,014,708	$147,150,047
Fidelity Advisor Series Growth Opportunities Fund (a)	5,530,576	101,707,291
Fidelity Advisor Series Small Cap Fund (a)	4,026,592	66,237,445
Fidelity Series All-Sector Equity Fund (a)	4,971,584	62,890,543
Fidelity Series Commodity Strategy Fund (a)	23,851,389	98,983,263
Fidelity Series Large Cap Stock Fund (a)	12,597,722	230,538,307
Fidelity Series Large Cap Value Index Fund (a)	1,630,589	24,996,931
Fidelity Series Opportunistic Insights Fund (a)	5,983,587	136,365,949
Fidelity Series Small Cap Opportunities Fund (a)	5,773,312	81,865,563
Fidelity Series Stock Selector Large Cap Value Fund (a)	9,773,411	146,503,424
Fidelity Series Value Discovery Fund (a)	9,029,302	149,976,713
TOTAL DOMESTIC EQUITY FUNDS
(Cost $835,654,269)		1,247,215,476

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	4,976,230	67,875,775
Fidelity Series Emerging Markets Fund (a)	3,643,471	40,041,750
Fidelity Series Emerging Markets Opportunities Fund (a)	14,903,578	362,753,077
Fidelity Series International Growth Fund (a)	9,372,520	184,263,740
Fidelity Series International Small Cap Fund (a)	2,471,944	58,090,681
Fidelity Series International Value Fund (a)	16,428,925	184,661,115
Fidelity Series Overseas Fund (a)	13,219,348	183,881,130
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $731,330,983)		1,081,567,268

Bond Funds - 32.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	2,614,612	25,858,515
Fidelity Series Emerging Markets Debt Fund (a)	2,115,436	19,483,167
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	627,536	6,313,015
Fidelity Series Floating Rate High Income Fund (a)	400,818	3,727,608
Fidelity Series High Income Fund (a)	2,328,294	22,351,619
Fidelity Series Inflation-Protected Bond Index Fund (a)	15,076,156	168,400,664
Fidelity Series International Credit Fund (a)	180,749	1,818,330
Fidelity Series International Developed Markets Bond Index Fund (a)	2,578,526	25,424,270
Fidelity Series Investment Grade Bond Fund (a)	63,098,903	737,626,177
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,104,812	109,556,227
Fidelity Series Real Estate Income Fund (a)	1,154,284	13,378,157
TOTAL BOND FUNDS
(Cost $1,096,256,808)		1,133,937,749

Short-Term Funds - 2.1%
Fidelity Cash Central Fund 0.06% (b)	1,753,333	1,753,684
Fidelity Series Government Money Market Fund 0.07% (a)(c)	58,800,889	58,800,889
Fidelity Series Short-Term Credit Fund (a)	1,334,132	13,541,444
TOTAL SHORT-TERM FUNDS
(Cost $73,997,673)		74,096,017
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,737,959,681)		3,537,536,454
NET OTHER ASSETS (LIABILITIES) - 0.0%		(654,902)
NET ASSETS - 100%		$3,536,881,552

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,332,299	$5,010,262	$6,588,877	$382	$--	$--	$1,753,684	0.0%
Total	$3,332,299	$5,010,262	$6,588,877	$382	$--	$--	$1,753,684

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$149,529,963	$9,950,914	$27,905,180	$--	$3,066,632	$12,507,718	$147,150,047
Fidelity Advisor Series Growth Opportunities Fund	103,996,741	8,842,511	20,845,102	--	1,906,491	7,806,650	101,707,291
Fidelity Advisor Series Small Cap Fund	67,650,819	1,826,953	8,517,187	--	2,620,386	2,656,474	66,237,445
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	26,091,214	67,052	--	(59)	(165,588)	25,858,515
Fidelity Series All-Sector Equity Fund	63,929,868	1,898,391	8,007,160	--	1,159,150	3,910,294	62,890,543
Fidelity Series Canada Fund	59,860,681	9,045,678	4,973,910	--	221,060	3,722,266	67,875,775
Fidelity Series Commodity Strategy Fund	95,042,520	34,175,407	19,142,191	30,064,201	(393,715)	(10,698,758)	98,983,263
Fidelity Series Emerging Markets Debt Fund	18,409,545	1,588,777	776,310	431,123	1,145	260,010	19,483,167
Fidelity Series Emerging Markets Debt Local Currency Fund	5,920,666	622,553	244,212	--	(425)	14,433	6,313,015
Fidelity Series Emerging Markets Fund	43,613,936	3,935,224	5,194,398	--	560,845	(2,873,857)	40,041,750
Fidelity Series Emerging Markets Opportunities Fund	395,593,052	32,602,669	47,927,260	--	7,591,687	(25,107,071)	362,753,077
Fidelity Series Floating Rate High Income Fund	3,630,840	210,245	157,181	73,982	360	43,344	3,727,608
Fidelity Series Government Money Market Fund 0.07%	60,525,573	17,072,961	18,797,645	22,371	--	--	58,800,889
Fidelity Series High Income Fund	21,420,125	1,589,375	1,166,990	539,800	2,443	506,666	22,351,619
Fidelity Series Inflation-Protected Bond Index Fund	192,943,059	11,709,038	44,238,602	--	1,706,459	6,280,710	168,400,664
Fidelity Series International Credit Fund	1,781,187	22,738	--	22,738	--	14,405	1,818,330
Fidelity Series International Developed Markets Bond Index Fund	--	25,693,852	100,578	--	(372)	(168,632)	25,424,270
Fidelity Series International Growth Fund	167,745,684	15,166,999	14,419,288	--	807,012	14,963,333	184,263,740
Fidelity Series International Small Cap Fund	53,159,585	921,929	3,069,079	--	985,451	6,092,795	58,090,681
Fidelity Series International Value Fund	167,560,003	26,035,831	15,032,622	--	1,344,636	4,753,267	184,661,115
Fidelity Series Investment Grade Bond Fund	712,021,525	64,989,188	49,472,216	7,596,224	(641,453)	10,729,133	737,626,177
Fidelity Series Large Cap Stock Fund	233,493,403	23,116,597	24,654,436	14,128,903	3,649,334	(5,066,591)	230,538,307
Fidelity Series Large Cap Value Index Fund	25,200,199	887,998	2,227,222	--	455,525	680,431	24,996,931
Fidelity Series Long-Term Treasury Bond Index Fund	93,652,657	26,981,777	17,184,210	1,132,277	(2,731,763)	8,837,766	109,556,227
Fidelity Series Opportunistic Insights Fund	138,635,127	6,810,502	25,847,547	--	2,847,231	13,920,636	136,365,949
Fidelity Series Overseas Fund	168,025,490	14,142,837	15,447,275	--	1,847,848	15,312,230	183,881,130
Fidelity Series Real Estate Income Fund	13,136,561	485,202	886,414	262,733	20,567	622,241	13,378,157
Fidelity Series Short-Term Credit Fund	12,395,858	4,201,091	3,026,302	93,051	(6,503)	(22,700)	13,541,444
Fidelity Series Small Cap Opportunities Fund	83,495,484	24,592,301	10,328,353	19,635,246	1,430,067	(17,323,936)	81,865,563
Fidelity Series Stock Selector Large Cap Value Fund	147,872,038	6,479,882	15,489,362	--	2,662,435	4,978,431	146,503,424
Fidelity Series Value Discovery Fund	151,375,272	7,324,496	15,556,006	--	3,033,402	3,799,549	149,976,713
	$3,451,617,461	$409,015,130	$420,701,290	$74,002,649	$34,145,876	$60,985,649	$3,535,062,826

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$719,944	$--	$719,944	$--
Domestic Equity Funds	1,247,215,476	1,247,215,476	--	--
International Equity Funds	1,081,567,268	1,081,567,268	--	--
Bond Funds	1,133,937,749	1,133,937,749	--	--
Short-Term Funds	74,096,017	74,096,017	--	--
Total Investments in Securities:	$3,537,536,454	$3,536,816,510	$719,944	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $719,948)	$719,944
Fidelity Central Funds (cost $1,753,631)	1,753,684
Other affiliated issuers (cost $2,735,486,102)	3,535,062,826
Total Investment in Securities (cost $2,737,959,681)		$3,537,536,454
Receivable for investments sold		61,430,224
Receivable for fund shares sold		3,164,102
Distributions receivable from Fidelity Central Funds		78
Total assets		3,602,130,858
Liabilities
Payable for investments purchased	$52,614,522
Payable for fund shares redeemed	10,100,178
Accrued management fee	1,977,942
Distribution and service plan fees payable	556,664
Total liabilities		65,249,306
Net Assets		$3,536,881,552
Net Assets consist of:
Paid in capital		$2,650,567,790
Total accumulated earnings (loss)		886,313,762
Net Assets		$3,536,881,552
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,323,861,731 ÷ 82,690,817 shares)(a)		$16.01
Maximum offering price per share (100/94.25 of $16.01)		$16.99
Class M:
Net Asset Value and redemption price per share ($514,550,711 ÷ 32,423,938 shares)(a)		$15.87
Maximum offering price per share (100/96.50 of $15.87)		$16.45
Class C:
Net Asset Value and offering price per share ($64,427,078 ÷ 4,147,261 shares)(a)		$15.53
Class I:
Net Asset Value, offering price and redemption price per share ($1,355,675,999 ÷ 83,990,250 shares)		$16.14
Class Z:
Net Asset Value, offering price and redemption price per share ($86,786,358 ÷ 5,417,904 shares)		$16.02
Class Z6:
Net Asset Value, offering price and redemption price per share ($191,579,675 ÷ 11,910,253 shares)		$16.09
 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$42,653,417
Interest		73
Income from Fidelity Central Funds		382
Total income		42,653,872
Expenses
Management fee	$11,777,859
Distribution and service plan fees	3,343,159
Independent trustees' fees and expenses	4,660
Total expenses before reductions	15,125,678
Expense reductions	(2)
Total expenses after reductions		15,125,676
Net investment income (loss)		27,528,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1
Affiliated issuers	34,145,876
Futures contracts	258,703
Capital gain distributions from underlying funds:
Affiliated issuers	31,349,232
Total net realized gain (loss)		65,753,812
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(19)
Affiliated issuers	60,985,649
Total change in net unrealized appreciation (depreciation)		60,985,630
Net gain (loss)		126,739,442
Net increase (decrease) in net assets resulting from operations		$154,267,638

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,528,196	$25,646,197
Net realized gain (loss)	65,753,812	230,155,083
Change in net unrealized appreciation (depreciation)	60,985,630	772,888,900
Net increase (decrease) in net assets resulting from operations	154,267,638	1,028,690,180
Distributions to shareholders	(147,105,991)	(211,698,260)
Share transactions - net increase (decrease)	75,722,640	42,304,748
Total increase (decrease) in net assets	82,884,287	859,296,668
Net Assets
Beginning of period	3,453,997,265	2,594,700,597
End of period	$3,536,881,552	$3,453,997,265

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.00	$12.21	$14.01	$14.95	$14.12	$12.99
Income from Investment Operations
Net investment income (loss)A	.12	.11	.19	.23	.15	.18
Net realized and unrealized gain (loss)	.57	4.67	(1.01)	.19	1.50	1.57
Total from investment operations	.69	4.78	(.82)	.42	1.65	1.75
Distributions from net investment income	–	(.13)	(.19)	(.24)	(.16)	(.18)
Distributions from net realized gain	(.68)	(.87)	(.79)	(1.13)	(.66)	(.44)
Total distributions	(.68)	(.99)B	(.98)	(1.36)B	(.82)	(.62)
Net asset value, end of period	$16.01	$16.00	$12.21	$14.01	$14.95	$14.12
Total ReturnC,D,E	4.39%	40.51%	(6.61)%	3.43%	11.80%	14.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%H	.93%	.94%	.94%I	.84%	.25%
Expenses net of fee waivers, if any	.92%H	.93%	.94%	.94%I	.84%	.25%
Expenses net of all reductions	.92%H	.93%	.94%	.94%I	.84%	.25%
Net investment income (loss)	1.45%H	.75%	1.35%	1.57%	.99%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,323,862	$1,318,549	$1,041,706	$1,279,896	$1,374,112	$1,414,388
Portfolio turnover rateJ	23%H	29%	33%	22%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.88	$12.13	$13.93	$14.88	$14.06	$12.94
Income from Investment Operations
Net investment income (loss)A	.10	.07	.15	.19	.11	.15
Net realized and unrealized gain (loss)	.57	4.64	(1.00)	.19	1.50	1.56
Total from investment operations	.67	4.71	(.85)	.38	1.61	1.71
Distributions from net investment income	–	(.10)	(.17)	(.21)	(.13)	(.15)
Distributions from net realized gain	(.68)	(.86)	(.78)	(1.12)	(.66)	(.44)
Total distributions	(.68)	(.96)	(.95)	(1.33)	(.79)	(.59)
Net asset value, end of period	$15.87	$15.88	$12.13	$13.93	$14.88	$14.06
Total ReturnB,C,D	4.29%	40.15%	(6.84)%	3.12%	11.53%	13.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.17%G	1.18%	1.19%	1.19%H	1.09%	.50%
Expenses net of fee waivers, if any	1.17%G	1.18%	1.19%	1.19%H	1.09%	.50%
Expenses net of all reductions	1.17%G	1.18%	1.19%	1.19%H	1.09%	.50%
Net investment income (loss)	1.20%G	.50%	1.10%	1.32%	.74%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$514,551	$502,610	$391,371	$453,917	$452,750	$442,505
Portfolio turnover rateI	23%G	29%	33%	22%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.60	$11.95	$13.75	$14.71	$13.92	$12.83
Income from Investment Operations
Net investment income (loss)A	.06	–B	.08	.12	.03	.08
Net realized and unrealized gain (loss)	.55	4.55	(.98)	.18	1.48	1.55
Total from investment operations	.61	4.55	(.90)	.30	1.51	1.63
Distributions from net investment income	–	(.05)	(.12)	(.15)	(.07)	(.10)
Distributions from net realized gain	(.68)	(.85)	(.78)	(1.11)	(.65)	(.44)
Total distributions	(.68)	(.90)	(.90)	(1.26)	(.72)	(.54)
Net asset value, end of period	$15.53	$15.60	$11.95	$13.75	$14.71	$13.92
Total ReturnC,D,E	3.97%	39.41%	(7.25)%	2.57%	10.97%	13.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.67%H	1.68%	1.69%	1.69%I	1.59%	1.00%
Expenses net of fee waivers, if any	1.67%H	1.68%	1.69%	1.69%I	1.59%	1.00%
Expenses net of all reductions	1.67%H	1.68%	1.69%	1.69%I	1.59%	1.00%
Net investment income (loss)	.70%H	- %J	.60%	.82%	.24%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$64,427	$69,899	$55,554	$66,505	$96,199	$94,517
Portfolio turnover rateK	23%H	29%	33%	22%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.10	$12.29	$14.09	$15.04	$14.21	$13.06
Income from Investment Operations
Net investment income (loss)A	.14	.15	.23	.26	.18	.21
Net realized and unrealized gain (loss)	.58	4.69	(1.01)	.19	1.51	1.59
Total from investment operations	.72	4.84	(.78)	.45	1.69	1.80
Distributions from net investment income	–	(.15)	(.22)	(.27)	(.21)	(.21)
Distributions from net realized gain	(.68)	(.88)	(.80)	(1.14)	(.66)	(.44)
Total distributions	(.68)	(1.03)	(1.02)	(1.40)B	(.86)B	(.65)
Net asset value, end of period	$16.14	$16.10	$12.29	$14.09	$15.04	$14.21
Total ReturnC,D	4.55%	40.77%	(6.32)%	3.65%	12.04%	14.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.68%	.69%	.69%H	.60%	- %I
Expenses net of fee waivers, if any	.67%G	.68%	.69%	.69%H	.60%	-%
Expenses net of all reductions	.67%G	.68%	.69%	.69%H	.60%	-%
Net investment income (loss)	1.70%G	1.00%	1.60%	1.82%	1.23%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,355,676	$1,325,192	$984,341	$1,108,684	$1,043,420	$871,845
Portfolio turnover rateJ	23%G	29%	33%	22%	25%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.98	$12.20	$14.03	$14.99
Income from Investment Operations
Net investment income (loss)B	.15	.16	.24	.04
Net realized and unrealized gain (loss)	.57	4.67	(1.01)	(.15)
Total from investment operations	.72	4.83	(.77)	(.11)
Distributions from net investment income	–	(.17)	(.25)	(.33)
Distributions from net realized gain	(.68)	(.88)	(.82)	(.53)
Total distributions	(.68)	(1.05)	(1.06)C	(.85)C
Net asset value, end of period	$16.02	$15.98	$12.20	$14.03
Total ReturnD,E	4.59%	41.01%	(6.28)%	(.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.58%H	.59%	.60%I	.60%H
Expenses net of fee waivers, if any	.58%H	.59%	.60%I	.60%H
Expenses net of all reductions	.58%H	.59%	.60%I	.60%H
Net investment income (loss)	1.79%H	1.09%	1.69%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$86,786	$63,499	$38,041	$2,948
Portfolio turnover rateJ	23%H	29%	33%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.03	$12.24	$14.05	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B	.16	.18	.26	.29	.16
Net realized and unrealized gain (loss)	.58	4.68	(1.01)	.19	.99
Total from investment operations	.74	4.86	(.75)	.48	1.15
Distributions from net investment income	–	(.19)	(.25)	(.30)	(.23)
Distributions from net realized gain	(.68)	(.88)	(.81)	(1.15)	(.42)
Total distributions	(.68)	(1.07)	(1.06)	(1.46)C	(.65)
Net asset value, end of period	$16.09	$16.03	$12.24	$14.05	$15.03
Total ReturnD,E	4.70%	41.14%	(6.16)%	3.84%	7.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%	.47%	.47%	.49%H,I
Expenses net of fee waivers, if any	.46%H	.46%	.47%	.47%	.49%H,I
Expenses net of all reductions	.46%H	.46%	.47%	.47%	.49%H,I
Net investment income (loss)	1.92%H	1.22%	1.82%	2.05%	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$191,580	$174,248	$83,686	$60,480	$26,854
Portfolio turnover rateJ	23%H	29%	33%	22%	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	12.0
Fidelity Series Investment Grade Bond Fund	10.6
Fidelity Series Large Cap Stock Fund	8.4
Fidelity Series International Value Fund	6.5
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.5
Fidelity Advisor Series Equity Growth Fund	5.4
Fidelity Series Stock Selector Large Cap Value Fund	5.3
Fidelity Series Opportunistic Insights Fund	5.0
71.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.7%
International Equity Funds	37.0%
Bond Funds	18.0%
Short-Term Funds	0.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/2/21 to 12/23/21
(Cost $679,952)	680,000	679,947
	Shares	Value

Domestic Equity Funds - 44.7%
Fidelity Advisor Series Equity Growth Fund (a)	9,035,392	$165,889,788
Fidelity Advisor Series Growth Opportunities Fund (a)	6,235,410	114,669,196
Fidelity Advisor Series Small Cap Fund (a)	4,538,417	74,656,954
Fidelity Series All-Sector Equity Fund (a)	5,605,897	70,914,591
Fidelity Series Commodity Strategy Fund (a)	20,866,225	86,594,832
Fidelity Series Large Cap Stock Fund (a)	14,199,032	259,842,284
Fidelity Series Large Cap Value Index Fund (a)	1,837,908	28,175,136
Fidelity Series Opportunistic Insights Fund (a)	6,745,618	153,732,629
Fidelity Series Small Cap Opportunities Fund (a)	6,507,261	92,272,964
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,015,676	165,124,984
Fidelity Series Value Discovery Fund (a)	10,177,100	169,041,632
TOTAL DOMESTIC EQUITY FUNDS
(Cost $938,368,125)		1,380,914,990

International Equity Funds - 37.0%
Fidelity Series Canada Fund (a)	5,356,477	73,062,351
Fidelity Series Emerging Markets Fund (a)	3,720,269	40,885,751
Fidelity Series Emerging Markets Opportunities Fund (a)	15,206,070	370,115,756
Fidelity Series International Growth Fund (a)	10,088,262	198,335,222
Fidelity Series International Small Cap Fund (a)	2,660,577	62,523,564
Fidelity Series International Value Fund (a)	17,683,804	198,765,961
Fidelity Series Overseas Fund (a)	14,228,741	197,921,782
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $793,015,526)		1,141,610,387

Bond Funds - 18.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	593,391	5,868,635
Fidelity Series Emerging Markets Debt Fund (a)	1,850,552	17,043,583
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	561,456	5,648,242
Fidelity Series Floating Rate High Income Fund (a)	364,645	3,391,200
Fidelity Series High Income Fund (a)	2,036,720	19,552,511
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,996,921	55,815,607
Fidelity Series International Credit Fund (a)	142,676	1,435,322
Fidelity Series International Developed Markets Bond Index Fund (a)	1,046,393	10,317,435
Fidelity Series Investment Grade Bond Fund (a)	28,142,398	328,984,627
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,651,548	97,406,937
Fidelity Series Real Estate Income Fund (a)	1,009,685	11,702,248
TOTAL BOND FUNDS
(Cost $549,111,094)		557,166,347

Short-Term Funds - 0.3%
Fidelity Cash Central Fund 0.06% (b)	1,123,484	1,123,709
Fidelity Series Government Money Market Fund 0.07% (a)(c)	7,565,335	7,565,335
Fidelity Series Short-Term Credit Fund (a)	171,580	1,741,541
TOTAL SHORT-TERM FUNDS
(Cost $10,380,498)		10,430,585
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,291,555,195)		3,090,802,256
NET OTHER ASSETS (LIABILITIES) - 0.0%		(544,681)
NET ASSETS - 100%		$3,090,257,575

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,227,592	$4,221,392	$5,325,276	$258	$--	$1	$1,123,709	0.0%
Total	$2,227,592	$4,221,392	$5,325,276	$258	$--	$1	$1,123,709

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$163,995,226	$12,390,347	$27,667,885	$--	$2,675,827	$14,496,273	$165,889,788
Fidelity Advisor Series Growth Opportunities Fund	114,044,587	10,850,247	20,953,640	--	1,628,122	9,099,880	114,669,196
Fidelity Advisor Series Small Cap Fund	74,200,216	2,820,234	8,206,515	--	2,156,277	3,686,742	74,656,954
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	5,868,635	--	--	--	--	5,868,635
Fidelity Series All-Sector Equity Fund	70,119,692	2,640,948	7,414,154	--	868,368	4,699,737	70,914,591
Fidelity Series Canada Fund	63,681,540	9,800,200	4,634,582	--	134,628	4,080,565	73,062,351
Fidelity Series Commodity Strategy Fund	81,911,858	31,336,120	16,683,247	26,509,184	(640,020)	(9,329,879)	86,594,832
Fidelity Series Emerging Markets Debt Fund	15,932,237	1,655,205	766,994	377,385	(6,655)	229,790	17,043,583
Fidelity Series Emerging Markets Debt Local Currency Fund	5,101,229	721,242	182,082	--	(656)	8,509	5,648,242
Fidelity Series Emerging Markets Fund	43,262,795	4,453,016	4,426,412	--	205,593	(2,609,241)	40,885,751
Fidelity Series Emerging Markets Opportunities Fund	391,615,493	38,442,993	41,610,643	--	3,684,998	(22,017,085)	370,115,756
Fidelity Series Floating Rate High Income Fund	3,102,700	377,867	127,943	64,275	535	38,041	3,391,200
Fidelity Series Government Money Market Fund 0.07%	19,621,289	1,102,062	13,158,016	4,680	--	--	7,565,335
Fidelity Series High Income Fund	18,308,195	1,976,677	1,174,468	472,173	(3,101)	445,208	19,552,511
Fidelity Series Inflation-Protected Bond Index Fund	59,415,206	4,280,920	10,320,731	--	344,022	2,096,190	55,815,607
Fidelity Series International Credit Fund	1,406,003	17,948	--	17,949	--	11,371	1,435,322
Fidelity Series International Developed Markets Bond Index Fund	--	10,423,733	43,456	--	(205)	(62,637)	10,317,435
Fidelity Series International Growth Fund	178,741,719	14,314,546	11,670,362	--	550,752	16,398,567	198,335,222
Fidelity Series International Small Cap Fund	56,514,629	1,393,179	2,966,355	--	440,467	7,141,644	62,523,564
Fidelity Series International Value Fund	178,705,461	28,398,197	14,842,232	--	637,899	5,866,636	198,765,961
Fidelity Series Investment Grade Bond Fund	302,325,677	49,808,852	27,470,494	3,374,325	(525,933)	4,846,525	328,984,627
Fidelity Series Large Cap Stock Fund	256,108,247	28,424,674	22,672,789	15,889,988	1,979,951	(3,997,799)	259,842,284
Fidelity Series Large Cap Value Index Fund	27,641,016	1,565,727	2,269,030	--	248,225	989,198	28,175,136
Fidelity Series Long-Term Treasury Bond Index Fund	80,716,253	26,386,968	14,976,518	990,205	(2,383,861)	7,664,095	97,406,937
Fidelity Series Opportunistic Insights Fund	152,049,024	8,698,481	25,499,363	--	2,365,375	16,119,112	153,732,629
Fidelity Series Overseas Fund	179,039,468	13,149,497	12,690,496	--	927,324	17,495,989	197,921,782
Fidelity Series Real Estate Income Fund	11,309,368	510,225	669,436	230,815	2,761	549,330	11,702,248
Fidelity Series Short-Term Credit Fund	4,132,933	117,817	2,506,829	20,196	72,351	(74,731)	1,741,541
Fidelity Series Small Cap Opportunities Fund	91,593,734	28,802,983	10,011,073	22,240,607	508,531	(18,621,211)	92,272,964
Fidelity Series Stock Selector Large Cap Value Fund	162,196,526	9,122,419	14,524,147	--	999,695	7,330,491	165,124,984
Fidelity Series Value Discovery Fund	166,038,017	10,329,172	14,728,354	--	1,411,084	5,991,713	169,041,632
Total	$2,972,830,338	$360,181,131	$334,868,246	$70,191,782	$18,282,354	$72,573,023	$3,088,998,600

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$679,947	$--	$679,947	$--
Domestic Equity Funds	1,380,914,990	1,380,914,990	--	--
International Equity Funds	1,141,610,387	1,141,610,387	--	--
Bond Funds	557,166,347	557,166,347	--	--
Short-Term Funds	10,430,585	10,430,585	--	--
Total Investments in Securities:	$3,090,802,256	$3,090,122,309	$679,947	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $679,952)	$679,947
Fidelity Central Funds (cost $1,123,662)	1,123,709
Other affiliated issuers (cost $2,289,751,581)	3,088,998,600
Total Investment in Securities (cost $2,291,555,195)		$3,090,802,256
Cash		20,807
Receivable for investments sold		45,411,249
Receivable for fund shares sold		2,010,724
Distributions receivable from Fidelity Central Funds		52
Total assets		3,138,245,088
Liabilities
Payable for investments purchased	$33,206,555
Payable for fund shares redeemed	12,455,681
Accrued management fee	1,848,355
Distribution and service plan fees payable	476,922
Total liabilities		47,987,513
Net Assets		$3,090,257,575
Net Assets consist of:
Paid in capital		$2,224,943,691
Total accumulated earnings (loss)		865,313,884
Net Assets		$3,090,257,575
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,147,711,430 ÷ 71,357,430 shares)(a)		$16.08
Maximum offering price per share (100/94.25 of $16.08)		$17.06
Class M:
Net Asset Value and redemption price per share ($442,053,832 ÷ 27,908,301 shares)(a)		$15.84
Maximum offering price per share (100/96.50 of $15.84)		$16.41
Class C:
Net Asset Value and offering price per share ($47,956,672 ÷ 3,114,916 shares)(a)		$15.40
Class I:
Net Asset Value, offering price and redemption price per share ($1,206,908,013 ÷ 74,191,996 shares)		$16.27
Class Z:
Net Asset Value, offering price and redemption price per share ($77,389,233 ÷ 4,795,452 shares)		$16.14
Class Z6:
Net Asset Value, offering price and redemption price per share ($168,238,395 ÷ 10,349,816 shares)		$16.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$34,823,305
Interest		65
Income from Fidelity Central Funds		258
Total income		34,823,628
Expenses
Management fee	$10,935,799
Distribution and service plan fees	2,847,091
Independent trustees' fees and expenses	4,041
Total expenses before reductions	13,786,931
Expense reductions	(3)
Total expenses after reductions		13,786,928
Net investment income (loss)		21,036,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2
Affiliated issuers	18,282,354
Futures contracts	40,429
Capital gain distributions from underlying funds:
Affiliated issuers	35,368,477
Total net realized gain (loss)		53,691,262
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12)
Fidelity Central Funds	1
Other affiliated issuers	72,573,023
Total change in net unrealized appreciation (depreciation)		72,573,012
Net gain (loss)		126,264,274
Net increase (decrease) in net assets resulting from operations		$147,300,974

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,036,700	$19,926,493
Net realized gain (loss)	53,691,262	187,876,435
Change in net unrealized appreciation (depreciation)	72,573,012	802,957,373
Net increase (decrease) in net assets resulting from operations	147,300,974	1,010,760,301
Distributions to shareholders	(130,697,296)	(169,240,316)
Share transactions - net increase (decrease)	99,649,549	59,160,333
Total increase (decrease) in net assets	116,253,227	900,680,318
Net Assets
Beginning of period	2,974,004,348	2,073,324,030
End of period	$3,090,257,575	$2,974,004,348

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.02	$11.46	$13.58	$14.65	$13.61	$12.37
Income from Investment Operations
Net investment income (loss)A	.10	.10	.17	.20	.12	.16
Net realized and unrealized gain (loss)	.66	5.39	(1.28)	.16	1.67	1.68
Total from investment operations	.76	5.49	(1.11)	.36	1.79	1.84
Distributions from net investment income	–	(.12)	(.17)	(.22)	(.14)	(.16)
Distributions from net realized gain	(.70)	(.81)	(.85)	(1.22)	(.61)	(.44)
Total distributions	(.70)	(.93)	(1.01)B	(1.43)B	(.75)	(.60)
Net asset value, end of period	$16.08	$16.02	$11.46	$13.58	$14.65	$13.61
Total ReturnC,D,E	4.82%	49.73%	(9.15)%	3.19%	13.26%	15.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.97%	.98%	.99%	.87%	.25%
Expenses net of fee waivers, if any	.96%H	.97%	.98%	.99%	.87%	.25%
Expenses net of all reductions	.96%H	.97%	.98%	.99%	.87%	.25%
Net investment income (loss)	1.26%H	.69%	1.23%	1.40%	.80%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,147,711	$1,122,730	$824,792	$1,026,416	$1,082,982	$1,117,175
Portfolio turnover rateI	21%H	27%	33%	23%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.80	$11.33	$13.44	$14.53	$13.51	$12.29
Income from Investment Operations
Net investment income (loss)A	.08	.06	.13	.16	.08	.12
Net realized and unrealized gain (loss)	.66	5.31	(1.26)	.16	1.66	1.68
Total from investment operations	.74	5.37	(1.13)	.32	1.74	1.80
Distributions from net investment income	–	(.09)	(.14)	(.19)	(.12)	(.14)
Distributions from net realized gain	(.70)	(.81)	(.84)	(1.22)	(.60)	(.44)
Total distributions	(.70)	(.90)	(.98)	(1.41)	(.72)	(.58)
Net asset value, end of period	$15.84	$15.80	$11.33	$13.44	$14.53	$13.51
Total ReturnB,C,D	4.76%	49.26%	(9.36)%	2.89%	12.98%	15.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.21%G	1.22%	1.23%	1.24%	1.13%	.50%
Expenses net of fee waivers, if any	1.21%G	1.22%	1.23%	1.24%	1.13%	.50%
Expenses net of all reductions	1.21%G	1.22%	1.23%	1.24%	1.13%	.50%
Net investment income (loss)	1.01%G	.44%	.98%	1.15%	.55%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$442,054	$425,013	$310,544	$366,074	$364,455	$336,939
Portfolio turnover rateH	21%G	27%	33%	23%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.42	$11.09	$13.20	$14.29	$13.32	$12.14
Income from Investment Operations
Net investment income (loss)A	.04	(.01)	.06	.09	.01	.06
Net realized and unrealized gain (loss)	.64	5.20	(1.23)	.17	1.62	1.65
Total from investment operations	.68	5.19	(1.17)	.26	1.63	1.71
Distributions from net investment income	–	(.05)	(.10)	(.13)	(.07)	(.09)
Distributions from net realized gain	(.70)	(.81)	(.84)	(1.22)	(.60)	(.44)
Total distributions	(.70)	(.86)	(.94)	(1.35)	(.66)B	(.53)
Net asset value, end of period	$15.40	$15.42	$11.09	$13.20	$14.29	$13.32
Total ReturnC,D,E	4.48%	48.61%	(9.84)%	2.39%	12.40%	14.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%H	1.72%	1.73%	1.73%I	1.63%	1.00%
Expenses net of fee waivers, if any	1.71%H	1.72%	1.73%	1.73%I	1.63%	1.00%
Expenses net of all reductions	1.71%H	1.72%	1.73%	1.73%I	1.63%	1.00%
Net investment income (loss)	.51%H	(.06)%	.48%	.65%	.05%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$47,957	$53,192	$37,642	$44,302	$65,519	$61,581
Portfolio turnover rateJ	21%H	27%	33%	23%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.17	$11.56	$13.69	$14.75	$13.71	$12.45
Income from Investment Operations
Net investment income (loss)A	.12	.13	.20	.23	.15	.19
Net realized and unrealized gain (loss)	.68	5.44	(1.28)	.17	1.68	1.70
Total from investment operations	.80	5.57	(1.08)	.40	1.83	1.89
Distributions from net investment income	–	(.14)	(.20)	(.25)	(.17)	(.19)
Distributions from net realized gain	(.70)	(.81)	(.85)	(1.22)	(.62)	(.44)
Total distributions	(.70)	(.96)B	(1.05)	(1.46)B	(.79)	(.63)
Net asset value, end of period	$16.27	$16.17	$11.56	$13.69	$14.75	$13.71
Total ReturnC,D	5.03%	49.99%	(8.91)%	3.47%	13.50%	15.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.72%	.73%	.74%	.64%	- %H
Expenses net of fee waivers, if any	.71%G	.72%	.73%	.74%	.64%	-%
Expenses net of all reductions	.71%G	.72%	.73%	.74%	.64%	-%
Net investment income (loss)	1.51%G	.94%	1.48%	1.65%	1.04%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,206,908	$1,169,461	$808,586	$907,369	$867,707	$689,261
Portfolio turnover rateI	21%G	27%	33%	23%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$16.04	$11.47	$13.63	$14.78
Income from Investment Operations
Net investment income (loss)B	.13	.15	.21	.07
Net realized and unrealized gain (loss)	.67	5.39	(1.27)	(.32)
Total from investment operations	.80	5.54	(1.06)	(.25)
Distributions from net investment income	–	(.16)	(.22)	(.31)
Distributions from net realized gain	(.70)	(.81)	(.88)	(.59)
Total distributions	(.70)	(.97)	(1.10)	(.90)
Net asset value, end of period	$16.14	$16.04	$11.47	$13.63
Total ReturnC,D	5.07%	50.19%	(8.87)%	(.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G,H	.62%	.63%	.63%G,H
Expenses net of fee waivers, if any	.61%G,H	.62%	.63%	.63%G,H
Expenses net of all reductions	.61%G,H	.62%	.63%	.63%G,H
Net investment income (loss)	1.60%G	1.04%	1.58%	1.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$77,389	$53,381	$27,968	$2,821
Portfolio turnover rateI	21%G	27%	33%	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.14	$11.53	$13.67	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B	.14	.17	.23	.26	.12
Net realized and unrealized gain (loss)	.68	5.43	(1.28)	.16	1.15
Total from investment operations	.82	5.60	(1.05)	.42	1.27
Distributions from net investment income	–	(.17)	(.23)	(.29)	(.22)
Distributions from net realized gain	(.70)	(.81)	(.86)	(1.22)	(.38)
Total distributions	(.70)	(.99)C	(1.09)	(1.50)C	(.59)C
Net asset value, end of period	$16.26	$16.14	$11.53	$13.67	$14.75
Total ReturnD,E	5.16%	50.43%	(8.74)%	3.65%	9.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.48%	.49%	.49%	.51%H,I
Expenses net of fee waivers, if any	.48%H	.48%	.49%	.49%	.51%H,I
Expenses net of all reductions	.48%H	.48%	.49%	.49%	.51%H,I
Net investment income (loss)	1.74%H	1.18%	1.73%	1.90%	.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$168,238	$150,227	$63,792	$45,355	$15,784
Portfolio turnover rateJ	21%H	27%	33%	23%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/16/21 to 12/23/21
(Cost $679,951)	680,000	679,946
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (a)	9,496,503	$174,355,802
Fidelity Advisor Series Growth Opportunities Fund (a)	6,552,406	120,498,749
Fidelity Advisor Series Small Cap Fund (a)	4,772,020	78,499,722
Fidelity Series All-Sector Equity Fund (a)	5,888,685	74,491,860
Fidelity Series Commodity Strategy Fund (a)	18,895,620	78,416,821
Fidelity Series Large Cap Stock Fund (a)	14,929,705	273,213,603
Fidelity Series Large Cap Value Index Fund (a)	1,932,459	29,624,604
Fidelity Series Opportunistic Insights Fund (a)	7,089,635	161,572,776
Fidelity Series Small Cap Opportunities Fund (a)	6,842,202	97,022,429
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,582,600	173,623,175
Fidelity Series Value Discovery Fund (a)	10,700,796	177,740,224
TOTAL DOMESTIC EQUITY FUNDS
(Cost $991,774,603)		1,439,059,765

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	5,518,046	75,266,143
Fidelity Series Emerging Markets Fund (a)	3,699,005	40,652,068
Fidelity Series Emerging Markets Opportunities Fund (a)	15,169,916	369,235,745
Fidelity Series International Growth Fund (a)	10,367,601	203,827,044
Fidelity Series International Small Cap Fund (a)	2,718,791	63,891,585
Fidelity Series International Value Fund (a)	18,189,559	204,450,646
Fidelity Series Overseas Fund (a)	14,622,702	203,401,779
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $813,442,288)		1,160,725,010

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	503,659	4,981,190
Fidelity Series Emerging Markets Debt Fund (a)	1,675,731	15,433,483
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	506,199	5,092,365
Fidelity Series Floating Rate High Income Fund (a)	314,346	2,923,416
Fidelity Series High Income Fund (a)	1,844,320	17,705,476
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,524,420	50,537,775
Fidelity Series International Credit Fund (a)	129,942	1,307,217
Fidelity Series Investment Grade Bond Fund (a)	97,797	1,143,249
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,173,680	85,051,962
Fidelity Series Real Estate Income Fund (a)	914,332	10,597,109
TOTAL BOND FUNDS
(Cost $191,671,352)		194,773,242

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)	829,317	829,483
Fidelity Series Government Money Market Fund 0.07% (a)(c)	130,906	130,906
Fidelity Series Short-Term Credit Fund (a)	13,742	139,477
TOTAL SHORT-TERM FUNDS
(Cost $1,095,790)		1,099,866
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,998,663,984)		2,796,337,829
NET OTHER ASSETS (LIABILITIES) - 0.0%		(511,864)
NET ASSETS - 100%		$2,795,825,965

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,121,756	$3,326,169	$3,618,442	$180	$--	$--	$829,483	0.0%
Total	$1,121,756	$3,326,169	$3,618,442	$180	$--	$--	$829,483

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$169,378,765	$12,392,335	$25,112,441	$--	$2,194,621	$15,502,522	$174,355,802
Fidelity Advisor Series Growth Opportunities Fund	117,786,198	11,193,123	19,526,554	--	1,288,629	9,757,353	120,498,749
Fidelity Advisor Series Small Cap Fund	76,636,365	3,097,843	7,284,209	--	1,685,513	4,364,210	78,499,722
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	4,981,190	--	--	--	--	4,981,190
Fidelity Series All-Sector Equity Fund	72,422,063	2,598,773	6,265,328	--	541,582	5,194,770	74,491,860
Fidelity Series Canada Fund	65,072,557	10,245,566	4,360,389	--	139,801	4,168,608	75,266,143
Fidelity Series Commodity Strategy Fund	74,234,374	27,944,927	14,679,494	24,051,106	(661,415)	(8,421,571)	78,416,821
Fidelity Series Emerging Markets Debt Fund	14,485,779	1,371,345	627,601	342,239	(5,588)	209,548	15,433,483
Fidelity Series Emerging Markets Debt Local Currency Fund	4,688,955	547,630	155,156	--	(452)	11,388	5,092,365
Fidelity Series Emerging Markets Fund	42,555,333	4,593,554	4,072,499	--	78,252	(2,502,572)	40,652,068
Fidelity Series Emerging Markets Opportunities Fund	384,393,494	40,910,602	37,599,816	--	1,630,463	(20,098,998)	369,235,745
Fidelity Series Floating Rate High Income Fund	2,791,561	207,254	109,430	57,348	335	33,696	2,923,416
Fidelity Series Government Money Market Fund 0.07%	17,747,351	1,035,346	18,651,791	3,959	--	--	130,906
Fidelity Series High Income Fund	16,614,138	1,632,033	941,747	427,574	10,208	390,844	17,705,476
Fidelity Series Inflation-Protected Bond Index Fund	53,306,779	4,384,278	9,359,364	--	316,036	1,890,046	50,537,775
Fidelity Series International Credit Fund	1,280,514	16,347	--	16,347	--	10,356	1,307,217
Fidelity Series International Growth Fund	182,346,956	13,928,938	9,728,685	--	484,427	16,795,408	203,827,044
Fidelity Series International Small Cap Fund	57,220,529	2,082,244	3,124,752	--	154,478	7,559,086	63,891,585
Fidelity Series International Value Fund	182,265,277	30,268,806	14,715,964	--	467,668	6,164,859	204,450,646
Fidelity Series Investment Grade Bond Fund	1,194,742	674,132	737,244	10,736	(13,772)	25,391	1,143,249
Fidelity Series Large Cap Stock Fund	264,528,590	29,905,850	18,850,011	16,631,992	1,008,933	(3,379,759)	273,213,603
Fidelity Series Large Cap Value Index Fund	28,550,060	1,812,484	2,009,970	--	76,906	1,195,124	29,624,604
Fidelity Series Long-Term Treasury Bond Index Fund	73,158,566	20,597,490	13,487,252	898,056	(2,052,793)	6,835,951	85,051,962
Fidelity Series Opportunistic Insights Fund	157,041,766	8,812,686	23,375,381	--	2,006,323	17,087,382	161,572,776
Fidelity Series Overseas Fund	182,649,273	12,957,463	10,983,949	--	455,332	18,323,660	203,401,779
Fidelity Series Real Estate Income Fund	10,229,243	420,065	550,902	207,849	5,751	492,952	10,597,109
Fidelity Series Short-Term Credit Fund	3,738,236	72,977	3,672,764	17,562	81,026	(79,998)	139,477
Fidelity Series Small Cap Opportunities Fund	94,591,406	30,624,471	9,051,478	23,407,847	(15,994)	(19,125,976)	97,022,429
Fidelity Series Stock Selector Large Cap Value Fund	167,531,918	11,307,720	13,777,708	--	624,111	7,937,134	173,623,175
Fidelity Series Value Discovery Fund	171,498,496	12,010,518	13,348,315	--	943,853	6,635,672	177,740,224
	$2,689,939,284	$302,627,990	$286,160,194	$66,072,615	$11,444,234	$76,977,086	$2,794,828,400

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$679,946	$--	$679,946	$--
Domestic Equity Funds	1,439,059,765	1,439,059,765	--	--
International Equity Funds	1,160,725,010	1,160,725,010	--	--
Bond Funds	194,773,242	194,773,242	--	--
Short-Term Funds	1,099,866	1,099,866	--	--
Total Investments in Securities:	$2,796,337,829	$2,795,657,883	$679,946	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $679,951)	$679,946
Fidelity Central Funds (cost $829,476)	829,483
Other affiliated issuers (cost $1,997,154,557)	2,794,828,400
Total Investment in Securities (cost $1,998,663,984)		$2,796,337,829
Cash		8,385
Receivable for investments sold		34,604,448
Receivable for fund shares sold		2,592,307
Distributions receivable from Fidelity Central Funds		36
Total assets		2,833,543,005
Liabilities
Payable for investments purchased	$21,955,052
Payable for fund shares redeemed	13,570,274
Accrued management fee	1,755,043
Distribution and service plan fees payable	436,671
Total liabilities		37,717,040
Net Assets		$2,795,825,965
Net Assets consist of:
Paid in capital		$1,943,573,876
Total accumulated earnings (loss)		852,252,089
Net Assets		$2,795,825,965
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,007,271,877 ÷ 57,184,070 shares)(a)		$17.61
Maximum offering price per share (100/94.25 of $17.61)		$18.68
Class M:
Net Asset Value and redemption price per share ($418,227,161 ÷ 23,975,271 shares)(a)		$17.44
Maximum offering price per share (100/96.50 of $17.44)		$18.07
Class C:
Net Asset Value and offering price per share ($47,253,395 ÷ 2,797,009 shares)(a)		$16.89
Class I:
Net Asset Value, offering price and redemption price per share ($1,102,043,443 ÷ 61,928,023 shares)		$17.80
Class Z:
Net Asset Value, offering price and redemption price per share ($63,616,390 ÷ 3,604,253 shares)		$17.65
Class Z6:
Net Asset Value, offering price and redemption price per share ($157,413,699 ÷ 8,858,764 shares)		$17.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$28,947,553
Interest		74
Income from Fidelity Central Funds		180
Total income		28,947,807
Expenses
Management fee	$10,375,380
Distribution and service plan fees	2,628,992
Independent trustees' fees and expenses	3,658
Total expenses before reductions	13,008,030
Expense reductions	(4)
Total expenses after reductions		13,008,026
Net investment income (loss)		15,939,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3
Affiliated issuers	11,444,234
Futures contracts	16,865
Capital gain distributions from underlying funds:
Affiliated issuers	37,125,062
Total net realized gain (loss)		48,586,164
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9)
Affiliated issuers	76,977,086
Total change in net unrealized appreciation (depreciation)		76,977,077
Net gain (loss)		125,563,241
Net increase (decrease) in net assets resulting from operations		$141,503,022

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,939,781	$15,947,218
Net realized gain (loss)	48,586,164	172,059,302
Change in net unrealized appreciation (depreciation)	76,977,077	803,816,612
Net increase (decrease) in net assets resulting from operations	141,503,022	991,823,132
Distributions to shareholders	(126,255,454)	(147,549,653)
Share transactions - net increase (decrease)	90,465,268	6,639,596
Total increase (decrease) in net assets	105,712,836	850,913,075
Net Assets
Beginning of period	2,690,113,129	1,839,200,054
End of period	$2,795,825,965	$2,690,113,129

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.54	$12.08	$14.52	$15.69	$14.57	$13.25
Income from Investment Operations
Net investment income (loss)A	.09	.09	.17	.21	.12	.17
Net realized and unrealized gain (loss)	.80	6.34	(1.55)	.15	1.81	1.80
Total from investment operations	.89	6.43	(1.38)	.36	1.93	1.97
Distributions from net investment income	–	(.11)	(.17)	(.23)	(.15)	(.17)
Distributions from net realized gain	(.82)	(.85)	(.88)	(1.31)	(.66)	(.48)
Total distributions	(.82)	(.97)B	(1.06)B	(1.53)B	(.81)	(.65)
Net asset value, end of period	$17.61	$17.54	$12.08	$14.52	$15.69	$14.57
Total ReturnC,D,E	5.15%	55.32%	(10.59)%	3.04%	13.42%	15.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	.99%I	.87%	.25%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.99%I	.87%	.25%
Expenses net of all reductions	1.00%H	1.00%	1.00%	.99%I	.87%	.25%
Net investment income (loss)	1.04%H	.61%	1.17%	1.37%	.78%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,007,272	$1,000,757	$729,343	$916,426	$948,970	$965,401
Portfolio turnover rateJ	20%H	25%	31%	21%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.40	$12.00	$14.44	$15.62	$14.52	$13.21
Income from Investment Operations
Net investment income (loss)A	.07	.05	.13	.17	.08	.13
Net realized and unrealized gain (loss)	.79	6.29	(1.55)	.16	1.80	1.81
Total from investment operations	.86	6.34	(1.42)	.33	1.88	1.94
Distributions from net investment income	–	(.09)	(.15)	(.20)	(.12)	(.15)
Distributions from net realized gain	(.82)	(.85)	(.88)	(1.31)	(.66)	(.48)
Total distributions	(.82)	(.94)	(1.02)B	(1.51)	(.78)	(.63)
Net asset value, end of period	$17.44	$17.40	$12.00	$14.44	$15.62	$14.52
Total ReturnC,D,E	5.01%	54.96%	(10.84)%	2.82%	13.11%	15.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.25%	1.25%	1.25%	1.13%	.50%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.25%	1.13%	.50%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.25%	1.13%	.50%
Net investment income (loss)	.79%H	.36%	.92%	1.12%	.53%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$418,227	$402,667	$286,126	$356,107	$343,164	$324,990
Portfolio turnover rateI	20%H	25%	31%	21%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$11.71	$14.14	$15.32	$14.28	$13.02
Income from Investment Operations
Net investment income (loss)A	.02	(.02)	.06	.09	–B	.06
Net realized and unrealized gain (loss)	.78	6.11	(1.52)	.18	1.77	1.78
Total from investment operations	.80	6.09	(1.46)	.27	1.77	1.84
Distributions from net investment income	–	(.04)	(.09)	(.14)	(.07)	(.10)
Distributions from net realized gain	(.82)	(.85)	(.88)	(1.31)	(.66)	(.48)
Total distributions	(.82)	(.89)	(.97)	(1.45)	(.73)	(.58)
Net asset value, end of period	$16.89	$16.91	$11.71	$14.14	$15.32	$14.28
Total ReturnC,D,E	4.80%	54.12%	(11.31)%	2.37%	12.52%	14.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.75%	1.75%	1.74%I	1.63%	1.00%
Expenses net of fee waivers, if any	1.75%H	1.75%	1.75%	1.74%I	1.63%	1.00%
Expenses net of all reductions	1.75%H	1.75%	1.75%	1.74%I	1.63%	1.00%
Net investment income (loss)	.29%H	(.14)%	.42%	.62%	.03%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$47,253	$56,710	$41,153	$53,715	$84,365	$79,480
Portfolio turnover rateJ	20%H	25%	31%	21%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.69	$12.17	$14.62	$15.78	$14.65	$13.32
Income from Investment Operations
Net investment income (loss)A	.12	.13	.21	.24	.16	.20
Net realized and unrealized gain (loss)	.81	6.39	(1.57)	.16	1.83	1.82
Total from investment operations	.93	6.52	(1.36)	.40	1.99	2.02
Distributions from net investment income	–	(.14)	(.20)	(.26)	(.19)	(.20)
Distributions from net realized gain	(.82)	(.85)	(.89)	(1.31)	(.67)	(.49)
Total distributions	(.82)	(1.00)B	(1.09)	(1.56)B	(.86)	(.69)
Net asset value, end of period	$17.80	$17.69	$12.17	$14.62	$15.78	$14.65
Total ReturnC,D	5.34%	55.69%	(10.35)%	3.31%	13.74%	15.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.75%	.63%	- %H
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.63%	-%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.63%	-%
Net investment income (loss)	1.29%G	.86%	1.42%	1.62%	1.02%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,102,043	$1,045,866	$705,362	$805,102	$790,667	$649,934
Portfolio turnover rateI	20%G	25%	31%	21%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$17.54	$12.08	$14.56	$15.85
Income from Investment Operations
Net investment income (loss)B	.12	.15	.22	.36
Net realized and unrealized gain (loss)	.81	6.33	(1.55)	(.69)
Total from investment operations	.93	6.48	(1.33)	(.33)
Distributions from net investment income	–	(.17)	(.23)	(.33)
Distributions from net realized gain	(.82)	(.85)	(.91)	(.63)
Total distributions	(.82)	(1.02)	(1.15)C	(.96)
Net asset value, end of period	$17.65	$17.54	$12.08	$14.56
Total ReturnD,E	5.38%	55.80%	(10.31)%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.65%I	.65%H,I
Expenses net of fee waivers, if any	.64%H	.64%	.65%I	.65%H,I
Expenses net of all reductions	.64%H	.64%	.65%I	.65%H,I
Net investment income (loss)	1.39%H	.97%	1.52%	5.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$63,616	$43,822	$20,000	$1,501
Portfolio turnover rateJ	20%H	25%	31%	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.64	$12.13	$14.60	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B	.14	.17	.24	.28	.18
Net realized and unrealized gain (loss)	.81	6.38	(1.57)	.17	1.20
Total from investment operations	.95	6.55	(1.33)	.45	1.38
Distributions from net investment income	–	(.18)	(.24)	(.30)	(.23)
Distributions from net realized gain	(.82)	(.85)	(.90)	(1.31)	(.42)
Total distributions	(.82)	(1.04)C	(1.14)	(1.61)	(.66)C
Net asset value, end of period	$17.77	$17.64	$12.13	$14.60	$15.76
Total ReturnD,E	5.47%	56.14%	(10.24)%	3.64%	9.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.49%	.49%	.51%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.49%	.49%	.51%H,I
Expenses net of all reductions	.49%H	.49%	.49%	.49%	.51%H,I
Net investment income (loss)	1.54%H	1.12%	1.67%	1.87%	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$157,414	$140,291	$57,216	$41,066	$11,861
Portfolio turnover rateJ	20%H	25%	31%	21%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.03% 12/16/21 to 12/23/21
(Cost $449,968)	450,000	449,964
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (a)	6,616,986	$121,487,857
Fidelity Advisor Series Growth Opportunities Fund (a)	4,565,718	83,963,553
Fidelity Advisor Series Small Cap Fund (a)	3,324,838	54,693,593
Fidelity Series All-Sector Equity Fund (a)	4,103,426	51,908,334
Fidelity Series Commodity Strategy Fund (a)	13,165,550	54,637,034
Fidelity Series Large Cap Stock Fund (a)	10,402,042	190,357,372
Fidelity Series Large Cap Value Index Fund (a)	1,346,412	20,640,500
Fidelity Series Opportunistic Insights Fund (a)	4,939,936	112,581,152
Fidelity Series Small Cap Opportunities Fund (a)	4,767,219	67,599,160
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,069,996	120,969,245
Fidelity Series Value Discovery Fund (a)	7,455,618	123,837,820
TOTAL DOMESTIC EQUITY FUNDS
(Cost $713,011,884)		1,002,675,620

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	3,844,732	52,442,147
Fidelity Series Emerging Markets Fund (a)	2,578,574	28,338,526
Fidelity Series Emerging Markets Opportunities Fund (a)	10,570,185	257,278,309
Fidelity Series International Growth Fund (a)	7,223,532	142,014,647
Fidelity Series International Small Cap Fund (a)	1,894,200	44,513,700
Fidelity Series International Value Fund (a)	12,673,549	142,450,691
Fidelity Series Overseas Fund (a)	10,188,220	141,718,138
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $580,413,030)		808,756,158

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	354,071	3,501,764
Fidelity Series Emerging Markets Debt Fund (a)	1,167,546	10,753,103
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	354,126	3,562,512
Fidelity Series Floating Rate High Income Fund (a)	220,623	2,051,798
Fidelity Series High Income Fund (a)	1,285,008	12,336,076
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,152,124	35,209,227
Fidelity Series International Credit Fund (a)	78,286	787,561
Fidelity Series Investment Grade Bond Fund (a)	69,396	811,242
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,091,986	59,289,004
Fidelity Series Real Estate Income Fund (a)	637,051	7,383,417
TOTAL BOND FUNDS
(Cost $133,565,051)		135,685,704

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)	558,004	558,116
Fidelity Series Government Money Market Fund 0.07% (a)(c)	90,190	90,190
Fidelity Series Short-Term Credit Fund (a)	9,555	96,985
TOTAL SHORT-TERM FUNDS
(Cost $742,312)		745,291
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,428,182,245)		1,948,312,737
NET OTHER ASSETS (LIABILITIES) - 0.0%		(337,037)
NET ASSETS - 100%		$1,947,975,700

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$772,532	$2,174,985	$2,389,402	$124	$--	$1	$558,116	0.0%
Total	$772,532	$2,174,985	$2,389,402	$124	$--	$1	$558,116

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$117,223,615	$9,965,408	$17,970,924	$--	$1,410,169	$10,859,589	$121,487,857
Fidelity Advisor Series Growth Opportunities Fund	81,517,143	8,672,293	13,893,960	--	829,513	6,838,564	83,963,553
Fidelity Advisor Series Small Cap Fund	53,038,502	2,719,633	5,265,557	--	1,015,573	3,185,442	54,693,593
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	3,501,764	--	--	--	--	3,501,764
Fidelity Series All-Sector Equity Fund	50,122,156	2,394,331	4,580,403	--	473,120	3,499,130	51,908,334
Fidelity Series Canada Fund	45,035,790	7,587,247	3,158,362	--	87,941	2,889,531	52,442,147
Fidelity Series Commodity Strategy Fund	51,391,872	19,950,550	10,376,596	16,717,794	(478,691)	(5,850,101)	54,637,034
Fidelity Series Emerging Markets Debt Fund	10,033,172	1,072,834	493,529	237,874	(4,124)	144,750	10,753,103
Fidelity Series Emerging Markets Debt Local Currency Fund	3,252,856	419,046	116,552	--	(979)	8,141	3,562,512
Fidelity Series Emerging Markets Fund	29,459,935	3,509,885	2,948,630	--	50,894	(1,733,558)	28,338,526
Fidelity Series Emerging Markets Opportunities Fund	266,044,022	30,902,719	26,841,626	--	510,191	(13,336,997)	257,278,309
Fidelity Series Floating Rate High Income Fund	1,933,142	177,378	82,454	40,011	420	23,312	2,051,798
Fidelity Series Government Money Market Fund 0.07%	12,282,467	824,522	13,016,799	2,748	--	--	90,190
Fidelity Series High Income Fund	11,513,783	1,270,821	727,472	297,419	1,360	277,584	12,336,076
Fidelity Series Inflation-Protected Bond Index Fund	36,909,083	3,447,161	6,677,885	--	212,256	1,318,612	35,209,227
Fidelity Series International Credit Fund	771,474	9,848	--	9,848	--	6,239	787,561
Fidelity Series International Growth Fund	126,198,384	10,762,854	6,909,880	--	332,077	11,631,212	142,014,647
Fidelity Series International Small Cap Fund	39,608,469	1,942,244	2,387,150	--	84,572	5,265,565	44,513,700
Fidelity Series International Value Fund	126,148,990	22,297,019	10,576,437	--	310,372	4,270,747	142,450,691
Fidelity Series Investment Grade Bond Fund	835,424	489,632	521,912	7,574	(9,789)	17,887	811,242
Fidelity Series Large Cap Stock Fund	183,076,757	22,675,571	13,683,025	11,573,545	633,928	(2,345,859)	190,357,372
Fidelity Series Large Cap Value Index Fund	19,759,191	1,461,691	1,459,659	--	32,825	846,452	20,640,500
Fidelity Series Long-Term Treasury Bond Index Fund	50,647,435	14,986,012	9,657,851	623,632	(1,501,109)	4,814,517	59,289,004
Fidelity Series Opportunistic Insights Fund	108,685,609	7,375,322	16,715,533	--	1,576,189	11,659,565	112,581,152
Fidelity Series Overseas Fund	126,407,248	10,061,105	7,756,830	--	286,746	12,719,869	141,718,138
Fidelity Series Real Estate Income Fund	7,079,480	377,649	419,340	144,565	1,066	344,562	7,383,417
Fidelity Series Short-Term Credit Fund	2,587,191	68,751	2,559,663	12,189	56,619	(55,913)	96,985
Fidelity Series Small Cap Opportunities Fund	65,464,791	21,929,749	6,493,708	16,266,765	(144,998)	(13,156,674)	67,599,160
Fidelity Series Stock Selector Large Cap Value Fund	115,946,948	9,049,228	9,943,332	--	417,246	5,499,155	120,969,245
Fidelity Series Value Discovery Fund	118,692,084	9,566,856	9,650,354	--	575,488	4,653,746	123,837,820
	$1,861,667,013	$229,469,123	$204,885,423	$45,933,964	$6,758,875	$54,295,069	$1,947,304,657

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$449,964	$--	$449,964	$--
Domestic Equity Funds	1,002,675,620	1,002,675,620	--	--
International Equity Funds	808,756,158	808,756,158	--	--
Bond Funds	135,685,704	135,685,704	--	--
Short-Term Funds	745,291	745,291	--	--
Total Investments in Securities:	$1,948,312,737	$1,947,862,773	$449,964	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $449,968)	$449,964
Fidelity Central Funds (cost $558,111)	558,116
Other affiliated issuers (cost $1,427,174,166)	1,947,304,657
Total Investment in Securities (cost $1,428,182,245)		$1,948,312,737
Cash		428
Receivable for investments sold		24,844,501
Receivable for fund shares sold		1,410,507
Distributions receivable from Fidelity Central Funds		25
Total assets		1,974,568,198
Liabilities
Payable for investments purchased	$14,635,198
Payable for fund shares redeemed	10,460,945
Accrued management fee	1,217,085
Distribution and service plan fees payable	279,270
Total liabilities		26,592,498
Net Assets		$1,947,975,700
Net Assets consist of:
Paid in capital		$1,391,847,642
Total accumulated earnings (loss)		556,128,058
Net Assets		$1,947,975,700
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($639,819,941 ÷ 46,123,414 shares)(a)		$13.87
Maximum offering price per share (100/94.25 of $13.87)		$14.72
Class M:
Net Asset Value and redemption price per share ($268,572,120 ÷ 19,628,173 shares)(a)		$13.68
Maximum offering price per share (100/96.50 of $13.68)		$14.18
Class C:
Net Asset Value and offering price per share ($30,272,585 ÷ 2,264,723 shares)(a)		$13.37
Class I:
Net Asset Value, offering price and redemption price per share ($834,265,463 ÷ 59,515,196 shares)		$14.02
Class Z:
Net Asset Value, offering price and redemption price per share ($47,217,406 ÷ 3,396,064 shares)		$13.90
Class Z6:
Net Asset Value, offering price and redemption price per share ($127,828,185 ÷ 9,125,100 shares)		$14.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$20,121,862
Interest		59
Income from Fidelity Central Funds		124
Total income		20,122,045
Expenses
Management fee	$7,179,509
Distribution and service plan fees	1,680,521
Independent trustees' fees and expenses	2,534
Total expenses before reductions	8,862,564
Expense reductions	(6)
Total expenses after reductions		8,862,558
Net investment income (loss)		11,259,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6)
Affiliated issuers	6,758,875
Futures contracts	(42,988)
Capital gain distributions from underlying funds:
Affiliated issuers	25,812,102
Total net realized gain (loss)		32,527,983
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(7)
Fidelity Central Funds	1
Other affiliated issuers	54,295,069
Total change in net unrealized appreciation (depreciation)		54,295,063
Net gain (loss)		86,823,046
Net increase (decrease) in net assets resulting from operations		$98,082,533

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,259,487	$11,221,758
Net realized gain (loss)	32,527,983	111,214,222
Change in net unrealized appreciation (depreciation)	54,295,063	554,883,026
Net increase (decrease) in net assets resulting from operations	98,082,533	677,319,006
Distributions to shareholders	(84,284,873)	(91,085,840)
Share transactions - net increase (decrease)	72,363,877	31,384,753
Total increase (decrease) in net assets	86,161,537	617,617,919
Net Assets
Beginning of period	1,861,814,163	1,244,196,244
End of period	$1,947,975,700	$1,861,814,163

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.79	$9.43	$11.33	$12.21	$11.26	$10.23
Income from Investment Operations
Net investment income (loss)A	.07	.07	.13	.16	.10	.13
Net realized and unrealized gain (loss)	.63	4.97	(1.22)	.13	1.40	1.39
Total from investment operations	.70	5.04	(1.09)	.29	1.50	1.52
Distributions from net investment income	–	(.10)	(.14)	(.18)	(.12)	(.13)
Distributions from net realized gain	(.62)	(.59)	(.67)	(.99)	(.43)	(.36)
Total distributions	(.62)	(.68)B	(.81)	(1.17)	(.55)	(.49)
Net asset value, end of period	$13.87	$13.79	$9.43	$11.33	$12.21	$11.26
Total ReturnC,D,E	5.15%	55.40%	(10.68)%	3.13%	13.44%	15.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	.99%I	.87%	.25%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.99%I	.87%	.25%
Expenses net of all reductions	1.00%H	1.00%	1.00%	.99%I	.87%	.25%
Net investment income (loss)	1.04%H	.62%	1.19%	1.38%	.79%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$639,820	$643,283	$456,849	$547,563	$566,474	$556,090
Portfolio turnover rateJ	21%H	25%	30%	22%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.62	$9.34	$11.22	$12.12	$11.19	$10.17
Income from Investment Operations
Net investment income (loss)A	.06	.04	.10	.13	.06	.10
Net realized and unrealized gain (loss)	.62	4.90	(1.20)	.12	1.39	1.39
Total from investment operations	.68	4.94	(1.10)	.25	1.45	1.49
Distributions from net investment income	–	(.08)	(.12)	(.16)	(.10)	(.11)
Distributions from net realized gain	(.62)	(.59)	(.67)	(.99)	(.43)	(.36)
Total distributions	(.62)	(.66)B	(.78)B	(1.15)	(.52)B	(.47)
Net asset value, end of period	$13.68	$13.62	$9.34	$11.22	$12.12	$11.19
Total ReturnC,D,E	5.07%	54.84%	(10.80)%	2.79%	13.12%	15.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.25%	1.25%	1.24%I	1.13%	.50%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.24%I	1.13%	.50%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.24%I	1.13%	.50%
Net investment income (loss)	.79%H	.36%	.94%	1.13%	.54%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$268,572	$258,276	$181,179	$210,625	$207,442	$186,200
Portfolio turnover rateJ	21%H	25%	30%	22%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$9.18	$11.07	$11.98	$11.08	$10.09
Income from Investment Operations
Net investment income (loss)A	.02	(.02)	.05	.07	–B	.05
Net realized and unrealized gain (loss)	.61	4.83	(1.20)	.13	1.38	1.38
Total from investment operations	.63	4.81	(1.15)	.20	1.38	1.43
Distributions from net investment income	–	(.04)	(.08)	(.12)	(.05)	(.08)
Distributions from net realized gain	(.62)	(.59)	(.67)	(.99)	(.43)	(.36)
Total distributions	(.62)	(.63)	(.74)C	(1.11)	(.48)	(.44)
Net asset value, end of period	$13.37	$13.36	$9.18	$11.07	$11.98	$11.08
Total ReturnD,E,F	4.78%	54.24%	(11.32)%	2.29%	12.59%	14.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.75%	1.75%	1.74%J	1.63%	1.00%
Expenses net of fee waivers, if any	1.75%I	1.75%	1.75%	1.74%J	1.63%	1.00%
Expenses net of all reductions	1.75%I	1.75%	1.75%	1.74%J	1.63%	1.00%
Net investment income (loss)	.29%I	(.14)%	.44%	.63%	.04%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$30,273	$33,637	$22,256	$25,383	$30,549	$27,491
Portfolio turnover rateK	21%I	25%	30%	22%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.91	$9.50	$11.41	$12.29	$11.33	$10.28
Income from Investment Operations
Net investment income (loss)A	.09	.10	.16	.19	.12	.16
Net realized and unrealized gain (loss)	.64	5.02	(1.23)	.13	1.42	1.40
Total from investment operations	.73	5.12	(1.07)	.32	1.54	1.56
Distributions from net investment income	–	(.12)	(.16)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.62)	(.59)	(.68)	(.99)	(.44)	(.36)
Total distributions	(.62)	(.71)	(.84)	(1.20)B	(.58)	(.51)
Net asset value, end of period	$14.02	$13.91	$9.50	$11.41	$12.29	$11.33
Total ReturnC,D	5.33%	55.77%	(10.46)%	3.34%	13.77%	15.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.75%	.64%	- %H
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.64%	-%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.64%	-%
Net investment income (loss)	1.29%G	.87%	1.44%	1.63%	1.03%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$834,265	$777,429	$522,314	$577,252	$543,170	$420,967
Portfolio turnover rateI	21%G	25%	30%	22%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.79	$9.43	$11.35	$12.36
Income from Investment Operations
Net investment income (loss)B	.10	.12	.17	.20
Net realized and unrealized gain (loss)	.63	4.96	(1.22)	(.46)
Total from investment operations	.73	5.08	(1.05)	(.26)
Distributions from net investment income	–	(.14)	(.18)	(.26)
Distributions from net realized gain	(.62)	(.59)	(.69)	(.49)
Total distributions	(.62)	(.72)C	(.87)	(.75)
Net asset value, end of period	$13.90	$13.79	$9.43	$11.35
Total ReturnD,E	5.38%	55.85%	(10.33)%	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.65%I	.64%H
Expenses net of fee waivers, if any	.64%H	.64%	.65%I	.64%H
Expenses net of all reductions	.64%H	.64%	.65%I	.64%H
Net investment income (loss)	1.39%H	.97%	1.54%	3.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$47,217	$35,350	$16,800	$1,376
Portfolio turnover rateJ	21%H	25%	30%	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.88	$9.48	$11.39	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B	.11	.14	.19	.22	.15
Net realized and unrealized gain (loss)	.64	4.99	(1.23)	.12	.92
Total from investment operations	.75	5.13	(1.04)	.34	1.07
Distributions from net investment income	–	(.15)	(.19)	(.24)	(.18)
Distributions from net realized gain	(.62)	(.59)	(.69)	(.99)	(.26)
Total distributions	(.62)	(.73)C	(.87)C	(1.23)	(.44)
Net asset value, end of period	$14.01	$13.88	$9.48	$11.39	$12.28
Total ReturnD,E	5.49%	56.12%	(10.22)%	3.58%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.49%	.50%I	.51%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.49%	.50%I	.51%H,I
Expenses net of all reductions	.49%H	.49%	.49%	.50%I	.51%H,I
Net investment income (loss)	1.54%H	1.12%	1.70%	1.88%	1.50%H
Supplemental Data
Net assets, end of period (000 omitted)	$127,828	$113,839	$44,798	$31,493	$9,112
Portfolio turnover rateJ	21%H	25%	30%	22%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.03% 12/16/21 to 12/23/21
(Cost $379,973)	380,000	379,970
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (a)	5,591,652	$102,662,731
Fidelity Advisor Series Growth Opportunities Fund (a)	3,858,301	70,954,150
Fidelity Advisor Series Small Cap Fund (a)	2,809,522	46,216,630
Fidelity Series All-Sector Equity Fund (a)	3,467,713	43,866,571
Fidelity Series Commodity Strategy Fund (a)	11,125,326	46,170,103
Fidelity Series Large Cap Stock Fund (a)	8,789,802	160,853,372
Fidelity Series Large Cap Value Index Fund (a)	1,137,729	17,441,392
Fidelity Series Opportunistic Insights Fund (a)	4,174,469	95,136,145
Fidelity Series Small Cap Opportunities Fund (a)	4,028,356	57,122,085
Fidelity Series Stock Selector Large Cap Value Fund (a)	6,819,205	102,219,888
Fidelity Series Value Discovery Fund (a)	6,300,061	104,644,005
TOTAL DOMESTIC EQUITY FUNDS
(Cost $608,995,230)		847,287,072

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	3,248,996	44,316,307
Fidelity Series Emerging Markets Fund (a)	2,179,595	23,953,749
Fidelity Series Emerging Markets Opportunities Fund (a)	8,932,366	217,413,779
Fidelity Series International Growth Fund (a)	6,104,012	120,004,877
Fidelity Series International Small Cap Fund (a)	1,600,487	37,611,434
Fidelity Series International Value Fund (a)	10,709,559	120,375,447
Fidelity Series Overseas Fund (a)	8,609,211	119,754,127
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $495,055,784)		683,429,720

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	300,863	2,975,539
Fidelity Series Emerging Markets Debt Fund (a)	986,597	9,086,561
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	298,739	3,005,312
Fidelity Series Floating Rate High Income Fund (a)	187,243	1,741,364
Fidelity Series High Income Fund (a)	1,085,854	10,424,201
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,663,379	29,749,946
Fidelity Series International Credit Fund (a)	61,525	618,939
Fidelity Series Investment Grade Bond Fund (a)	59,274	692,916
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,994,680	50,115,528
Fidelity Series Real Estate Income Fund (a)	538,317	6,239,092
TOTAL BOND FUNDS
(Cost $113,054,628)		114,649,398

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)	455,313	455,404
Fidelity Series Government Money Market Fund 0.07% (a)(c)	75,332	75,332
Fidelity Series Short-Term Credit Fund (a)	8,055	81,762
TOTAL SHORT-TERM FUNDS
(Cost $610,028)		612,498
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,218,095,643)		1,646,358,658
NET OTHER ASSETS (LIABILITIES) - 0.0%		(278,809)
NET ASSETS - 100%		$1,646,079,849

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$623,919	$1,907,717	$2,076,231	$99	$--	$(1)	$455,404	0.0%
Total	$623,919	$1,907,717	$2,076,231	$99	$--	$(1)	$455,404

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$97,980,503	$8,910,340	$14,477,491	$--	$1,035,223	$9,214,156	$102,662,731
Fidelity Advisor Series Growth Opportunities Fund	68,135,430	7,702,790	11,291,325	--	619,549	5,787,706	70,954,150
Fidelity Advisor Series Small Cap Fund	44,331,868	2,543,741	4,180,589	--	612,060	2,909,550	46,216,630
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	2,975,539	--	--	--	--	2,975,539
Fidelity Series All-Sector Equity Fund	41,894,296	2,240,145	3,583,923	--	188,506	3,127,547	43,866,571
Fidelity Series Canada Fund	37,642,902	6,646,253	2,455,310	--	62,869	2,419,593	44,316,307
Fidelity Series Commodity Strategy Fund	42,965,340	17,127,585	8,515,861	14,132,993	(467,892)	(4,939,069)	46,170,103
Fidelity Series Emerging Markets Debt Fund	8,391,006	955,366	376,294	199,916	(3,069)	119,552	9,086,561
Fidelity Series Emerging Markets Debt Local Currency Fund	2,723,703	356,096	79,746	--	(526)	5,785	3,005,312
Fidelity Series Emerging Markets Fund	24,628,787	3,112,435	2,366,051	--	38,633	(1,460,055)	23,953,749
Fidelity Series Emerging Markets Opportunities Fund	222,376,425	27,426,365	21,530,344	--	371,829	(11,230,496)	217,413,779
Fidelity Series Floating Rate High Income Fund	1,616,934	164,281	59,887	33,719	379	19,657	1,741,364
Fidelity Series Government Money Market Fund 0.07%	10,266,165	743,007	10,933,840	2,305	--	--	75,332
Fidelity Series High Income Fund	9,633,461	1,127,251	570,385	250,056	9,750	224,124	10,424,201
Fidelity Series Inflation-Protected Bond Index Fund	30,859,443	3,088,117	5,480,751	--	165,646	1,117,491	29,749,946
Fidelity Series International Credit Fund	606,296	7,740	--	7,740	--	4,903	618,939
Fidelity Series International Growth Fund	105,482,126	9,678,047	5,142,478	--	264,772	9,722,410	120,004,877
Fidelity Series International Small Cap Fund	33,111,302	1,855,355	1,835,332	--	33,408	4,446,701	37,611,434
Fidelity Series International Value Fund	105,445,725	19,477,461	8,373,744	--	177,193	3,648,812	120,375,447
Fidelity Series Investment Grade Bond Fund	692,033	421,138	426,901	6,383	(8,050)	14,696	692,916
Fidelity Series Large Cap Stock Fund	153,023,759	20,044,206	10,691,710	9,751,210	381,472	(1,904,355)	160,853,372
Fidelity Series Large Cap Value Index Fund	16,515,626	1,336,990	1,144,272	--	14,493	718,555	17,441,392
Fidelity Series Long-Term Treasury Bond Index Fund	42,343,056	12,854,886	7,844,649	523,725	(1,148,405)	3,910,640	50,115,528
Fidelity Series Opportunistic Insights Fund	90,844,117	6,710,741	13,481,672	--	1,275,697	9,787,262	95,136,145
Fidelity Series Overseas Fund	105,656,698	9,143,697	5,913,848	--	213,688	10,653,892	119,754,127
Fidelity Series Real Estate Income Fund	5,917,342	358,775	325,646	121,982	213	288,408	6,239,092
Fidelity Series Short-Term Credit Fund	2,162,490	67,513	2,148,827	10,224	47,952	(47,366)	81,762
Fidelity Series Small Cap Opportunities Fund	54,718,283	18,860,929	5,196,639	13,749,321	(256,176)	(11,004,312)	57,122,085
Fidelity Series Stock Selector Large Cap Value Fund	96,913,735	8,228,842	7,857,363	--	262,345	4,672,329	102,219,888
Fidelity Series Value Discovery Fund	99,208,213	8,677,376	7,592,761	--	385,579	3,965,598	104,644,005
	$1,556,087,064	$202,843,007	$163,877,639	$38,789,574	$4,277,138	$46,193,714	$1,645,523,284

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$379,970	$--	$379,970	$--
Domestic Equity Funds	847,287,072	847,287,072	--	--
International Equity Funds	683,429,720	683,429,720	--	--
Bond Funds	114,649,398	114,649,398	--	--
Short-Term Funds	612,498	612,498	--	--
Total Investments in Securities:	$1,646,358,658	$1,645,978,688	$379,970	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $379,973)	$379,970
Fidelity Central Funds (cost $455,404)	455,404
Other affiliated issuers (cost $1,217,260,266)	1,645,523,284
Total Investment in Securities (cost $1,218,095,643)		$1,646,358,658
Receivable for investments sold		21,860,417
Receivable for fund shares sold		1,707,202
Distributions receivable from Fidelity Central Funds		19
Total assets		1,669,926,296
Liabilities
Payable for investments purchased	$11,722,810
Payable for fund shares redeemed	10,865,953
Accrued management fee	1,027,732
Distribution and service plan fees payable	229,952
Total liabilities		23,846,447
Net Assets		$1,646,079,849
Net Assets consist of:
Paid in capital		$1,188,916,801
Total accumulated earnings (loss)		457,163,048
Net Assets		$1,646,079,849
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($518,002,108 ÷ 37,313,601 shares)(a)		$13.88
Maximum offering price per share (100/94.25 of $13.88)		$14.73
Class M:
Net Asset Value and redemption price per share ($213,864,089 ÷ 15,561,364 shares)(a)		$13.74
Maximum offering price per share (100/96.50 of $13.74)		$14.24
Class C:
Net Asset Value and offering price per share ($31,265,646 ÷ 2,325,230 shares)(a)		$13.45
Class I:
Net Asset Value, offering price and redemption price per share ($734,951,278 ÷ 52,395,679 shares)		$14.03
Class Z:
Net Asset Value, offering price and redemption price per share ($36,277,097 ÷ 2,605,202 shares)		$13.92
Class Z6:
Net Asset Value, offering price and redemption price per share ($111,719,631 ÷ 7,970,307 shares)		$14.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,998,645
Interest		49
Income from Fidelity Central Funds		99
Total income		16,998,793
Expenses
Management fee	$6,029,115
Distribution and service plan fees	1,376,562
Independent trustees' fees and expenses	2,123
Total expenses before reductions	7,407,800
Expense reductions	(8)
Total expenses after reductions		7,407,792
Net investment income (loss)		9,591,001
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6)
Affiliated issuers	4,277,138
Futures contracts	(31,628)
Capital gain distributions from underlying funds:
Affiliated issuers	21,790,929
Total net realized gain (loss)		26,036,433
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6)
Fidelity Central Funds	(1)
Other affiliated issuers	46,193,714
Total change in net unrealized appreciation (depreciation)		46,193,707
Net gain (loss)		72,230,140
Net increase (decrease) in net assets resulting from operations		$81,821,141

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,591,001	$9,377,690
Net realized gain (loss)	26,036,433	89,564,769
Change in net unrealized appreciation (depreciation)	46,193,707	458,344,758
Net increase (decrease) in net assets resulting from operations	81,821,141	557,287,217
Distributions to shareholders	(68,534,911)	(74,293,041)
Share transactions - net increase (decrease)	76,601,700	68,265,186
Total increase (decrease) in net assets	89,887,930	551,259,362
Net Assets
Beginning of period	1,556,191,919	1,004,932,557
End of period	$1,646,079,849	$1,556,191,919

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.78	$9.43	$11.31	$12.17	$11.20	$10.16
Income from Investment Operations
Net investment income (loss)A	.07	.07	.13	.16	.09	.13
Net realized and unrealized gain (loss)	.64	4.96	(1.21)	.13	1.40	1.39
Total from investment operations	.71	5.03	(1.08)	.29	1.49	1.52
Distributions from net investment income	–	(.10)	(.14)	(.18)	(.12)	(.13)
Distributions from net realized gain	(.61)	(.58)	(.66)	(.97)	(.40)	(.34)
Total distributions	(.61)	(.68)	(.80)	(1.15)	(.52)	(.48)B
Net asset value, end of period	$13.88	$13.78	$9.43	$11.31	$12.17	$11.20
Total ReturnC,D,E	5.17%	55.26%	(10.58)%	3.08%	13.42%	15.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	.99%I	.88%	.25%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.99%I	.88%	.25%
Expenses net of all reductions	1.00%H	1.00%	1.00%	.99%I	.88%	.25%
Net investment income (loss)	1.05%H	.62%	1.20%	1.38%	.79%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$518,002	$516,427	$358,407	$417,583	$418,313	$396,373
Portfolio turnover rateJ	20%H	24%	32%	23%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.66	$9.36	$11.24	$12.11	$11.15	$10.12
Income from Investment Operations
Net investment income (loss)A	.06	.04	.11	.13	.06	.10
Net realized and unrealized gain (loss)	.63	4.92	(1.22)	.13	1.39	1.38
Total from investment operations	.69	4.96	(1.11)	.26	1.45	1.48
Distributions from net investment income	–	(.08)	(.11)	(.16)	(.10)	(.11)
Distributions from net realized gain	(.61)	(.58)	(.65)	(.97)	(.40)	(.34)
Total distributions	(.61)	(.66)	(.77)B	(1.13)	(.49)B	(.45)
Net asset value, end of period	$13.74	$13.66	$9.36	$11.24	$12.11	$11.15
Total ReturnC,D,E	5.07%	54.91%	(10.88)%	2.83%	13.16%	15.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.25%	1.25%	1.25%	1.13%	.50%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.25%	1.13%	.50%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.25%	1.13%	.50%
Net investment income (loss)	.80%H	.37%	.95%	1.13%	.54%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$213,864	$205,281	$143,526	$172,974	$166,634	$147,601
Portfolio turnover rateI	20%H	24%	32%	23%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$9.22	$11.10	$11.98	$11.05	$10.04
Income from Investment Operations
Net investment income (loss)A	.02	(.01)	.05	.07	–B	.05
Net realized and unrealized gain (loss)	.63	4.82	(1.20)	.14	1.38	1.37
Total from investment operations	.65	4.81	(1.15)	.21	1.38	1.42
Distributions from net investment income	–	(.04)	(.07)	(.11)	(.06)	(.08)
Distributions from net realized gain	(.61)	(.58)	(.65)	(.97)	(.39)	(.34)
Total distributions	(.61)	(.62)	(.73)C	(1.09)C	(.45)	(.41)C
Net asset value, end of period	$13.45	$13.41	$9.22	$11.10	$11.98	$11.05
Total ReturnD,E,F	4.85%	54.09%	(11.32)%	2.34%	12.59%	14.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.75%	1.75%	1.74%J	1.63%	1.00%
Expenses net of fee waivers, if any	1.75%I	1.75%	1.75%	1.74%J	1.63%	1.00%
Expenses net of all reductions	1.75%I	1.75%	1.75%	1.74%J	1.63%	1.00%
Net investment income (loss)	.30%I	(.13)%	.45%	.63%	.04%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$31,266	$33,105	$21,457	$26,139	$32,763	$28,268
Portfolio turnover rateK	20%I	24%	32%	23%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.90	$9.50	$11.39	$12.25	$11.27	$10.22
Income from Investment Operations
Net investment income (loss)A	.09	.11	.16	.19	.12	.16
Net realized and unrealized gain (loss)	.65	4.99	(1.22)	.12	1.41	1.39
Total from investment operations	.74	5.10	(1.06)	.31	1.53	1.55
Distributions from net investment income	–	(.12)	(.16)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.61)	(.58)	(.67)	(.97)	(.41)	(.35)
Total distributions	(.61)	(.70)	(.83)	(1.17)	(.55)	(.50)
Net asset value, end of period	$14.03	$13.90	$9.50	$11.39	$12.25	$11.27
Total ReturnB,C	5.35%	55.65%	(10.37)%	3.30%	13.74%	15.81%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.75%	.75%	.64%	- %G
Expenses net of fee waivers, if any	.75%F	.75%	.75%	.75%	.64%	-%
Expenses net of all reductions	.75%F	.75%	.75%	.75%	.64%	-%
Net investment income (loss)	1.30%F	.87%	1.45%	1.63%	1.03%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$734,951	$675,617	$436,294	$488,167	$466,677	$357,398
Portfolio turnover rateH	20%F	24%	32%	23%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.80	$9.43	$11.34	$12.34
Income from Investment Operations
Net investment income (loss)B	.10	.12	.17	.28
Net realized and unrealized gain (loss)	.63	4.97	(1.22)	(.54)
Total from investment operations	.73	5.09	(1.05)	(.26)
Distributions from net investment income	–	(.14)	(.18)	(.25)
Distributions from net realized gain	(.61)	(.58)	(.68)	(.49)
Total distributions	(.61)	(.72)	(.86)	(.74)
Net asset value, end of period	$13.92	$13.80	$9.43	$11.34
Total ReturnC,D	5.31%	55.96%	(10.33)%	(1.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.64%	.65%H	.65%G,H
Expenses net of fee waivers, if any	.64%G	.64%	.65%H	.65%G,H
Expenses net of all reductions	.64%G	.64%	.65%H	.65%G,H
Net investment income (loss)	1.41%G	.98%	1.55%	5.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$36,277	$26,670	$11,414	$650
Portfolio turnover rateI	20%G	24%	32%	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.87	$9.48	$11.37	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B	.11	.14	.19	.22	.23
Net realized and unrealized gain (loss)	.65	4.98	(1.22)	.12	.83
Total from investment operations	.76	5.12	(1.03)	.34	1.06
Distributions from net investment income	–	(.15)	(.18)	(.24)	(.17)
Distributions from net realized gain	(.61)	(.58)	(.68)	(.97)	(.24)
Total distributions	(.61)	(.73)	(.86)	(1.21)	(.41)
Net asset value, end of period	$14.02	$13.87	$9.48	$11.37	$12.24
Total ReturnC,D	5.51%	56.00%	(10.14)%	3.55%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.49%	.50%H	.51%G,H
Expenses net of fee waivers, if any	.49%G	.49%	.49%	.50%H	.51%G,H
Expenses net of all reductions	.49%G	.49%	.49%	.50%H	.51%G,H
Net investment income (loss)	1.56%G	1.13%	1.70%	1.88%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$111,720	$99,092	$33,835	$21,893	$5,410
Portfolio turnover rateI	20%G	24%	32%	23%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/16/21 to 12/23/21
(Cost $229,984)	230,000	229,982
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (a)	3,408,005	$62,570,972
Fidelity Advisor Series Growth Opportunities Fund (a)	2,351,636	43,246,595
Fidelity Advisor Series Small Cap Fund (a)	1,712,232	28,166,216
Fidelity Series All-Sector Equity Fund (a)	2,113,725	26,738,618
Fidelity Series Commodity Strategy Fund (a)	6,780,108	28,137,450
Fidelity Series Large Cap Stock Fund (a)	5,356,861	98,030,553
Fidelity Series Large Cap Value Index Fund (a)	693,378	10,629,482
Fidelity Series Opportunistic Insights Fund (a)	2,544,279	57,984,114
Fidelity Series Small Cap Opportunities Fund (a)	2,455,034	34,812,379
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,155,900	62,296,937
Fidelity Series Value Discovery Fund (a)	3,839,508	63,774,227
TOTAL DOMESTIC EQUITY FUNDS
(Cost $398,586,941)		516,387,543

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	1,980,057	27,007,977
Fidelity Series Emerging Markets Fund (a)	1,329,158	14,607,445
Fidelity Series Emerging Markets Opportunities Fund (a)	5,444,043	132,508,018
Fidelity Series International Growth Fund (a)	3,720,001	73,135,226
Fidelity Series International Small Cap Fund (a)	975,386	22,921,581
Fidelity Series International Value Fund (a)	6,526,769	73,360,881
Fidelity Series Overseas Fund (a)	5,246,765	72,982,504
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $316,402,814)		416,523,632

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	185,084	1,830,476
Fidelity Series Emerging Markets Debt Fund (a)	601,267	5,537,668
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	182,433	1,835,277
Fidelity Series Floating Rate High Income Fund (a)	114,929	1,068,843
Fidelity Series High Income Fund (a)	661,756	6,352,854
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,623,277	18,132,007
Fidelity Series International Credit Fund (a)	28,100	282,685
Fidelity Series Investment Grade Bond Fund (a)	36,762	429,753
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,655,485	30,559,856
Fidelity Series Real Estate Income Fund (a)	328,070	3,802,333
TOTAL BOND FUNDS
(Cost $68,672,230)		69,831,752

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)	283,939	283,995
Fidelity Series Government Money Market Fund 0.07% (a)(c)	46,369	46,369
Fidelity Series Short-Term Credit Fund (a)	4,919	49,929
TOTAL SHORT-TERM FUNDS
(Cost $378,419)		380,293
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $784,270,388)		1,003,353,202
NET OTHER ASSETS (LIABILITIES) - 0.0%		(135,688)
NET ASSETS - 100%		$1,003,217,514

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$373,576	$876,091	$965,672	$62	$--	$--	$283,995	0.0%
Total	$373,576	$876,091	$965,672	$62	$--	$--	$283,995

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$59,337,947	$6,300,176	$9,294,510	$--	$603,295	$5,624,064	$62,570,972
Fidelity Advisor Series Growth Opportunities Fund	41,263,651	5,311,001	7,225,113	--	376,433	3,520,623	43,246,595
Fidelity Advisor Series Small Cap Fund	26,847,743	1,882,692	2,707,663	--	285,739	1,857,705	28,166,216
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	1,830,476	--	--	--	--	1,830,476
Fidelity Series All-Sector Equity Fund	25,371,555	1,744,008	2,390,154	--	113,715	1,899,494	26,738,618
Fidelity Series Canada Fund	22,796,894	4,235,258	1,531,141	--	28,562	1,478,404	27,007,977
Fidelity Series Commodity Strategy Fund	26,031,766	10,643,143	5,256,400	8,592,210	(253,464)	(3,027,595)	28,137,450
Fidelity Series Emerging Markets Debt Fund	5,087,406	644,658	264,917	121,731	(957)	71,478	5,537,668
Fidelity Series Emerging Markets Debt Local Currency Fund	1,655,249	229,649	52,760	--	(484)	3,623	1,835,277
Fidelity Series Emerging Markets Fund	14,921,246	2,073,983	1,524,799	--	20,931	(883,916)	14,607,445
Fidelity Series Emerging Markets Opportunities Fund	134,679,611	18,289,415	13,866,338	--	215,701	(6,810,371)	132,508,018
Fidelity Series Floating Rate High Income Fund	979,966	114,924	38,305	20,670	273	11,985	1,068,843
Fidelity Series Government Money Market Fund 0.07%	6,217,291	516,139	6,687,061	1,402	--	--	46,369
Fidelity Series High Income Fund	5,845,628	756,116	391,617	152,368	4,490	138,237	6,352,854
Fidelity Series Inflation-Protected Bond Index Fund	18,697,228	2,037,511	3,382,909	--	90,396	689,781	18,132,007
Fidelity Series International Credit Fund	276,910	3,536	--	3,535	--	2,239	282,685
Fidelity Series International Growth Fund	63,880,580	6,431,495	3,235,368	--	150,655	5,907,864	73,135,226
Fidelity Series International Small Cap Fund	20,058,027	1,411,517	1,269,083	--	18,496	2,702,624	22,921,581
Fidelity Series International Value Fund	63,863,976	12,350,799	5,169,391	--	79,363	2,236,134	73,360,881
Fidelity Series Investment Grade Bond Fund	419,443	267,807	261,511	3,930	(4,923)	8,937	429,753
Fidelity Series Large Cap Stock Fund	92,672,429	12,899,408	6,594,992	5,940,691	196,151	(1,142,443)	98,030,553
Fidelity Series Large Cap Value Index Fund	10,002,007	904,570	721,851	--	9,538	435,218	10,629,482
Fidelity Series Long-Term Treasury Bond Index Fund	25,654,695	8,203,498	4,973,607	318,625	(737,662)	2,412,932	30,559,856
Fidelity Series Opportunistic Insights Fund	55,016,037	4,898,408	8,652,711	--	792,046	5,930,334	57,984,114
Fidelity Series Overseas Fund	63,986,193	6,069,171	3,667,598	--	112,261	6,482,477	72,982,504
Fidelity Series Real Estate Income Fund	3,583,583	270,069	226,790	74,177	957	174,514	3,802,333
Fidelity Series Short-Term Credit Fund	1,309,621	53,222	1,313,263	6,218	30,674	(30,325)	49,929
Fidelity Series Small Cap Opportunities Fund	33,137,849	11,796,101	3,280,193	8,357,080	(196,680)	(6,644,698)	34,812,379
Fidelity Series Stock Selector Large Cap Value Fund	58,691,736	5,449,845	4,837,336	--	84,906	2,907,786	62,296,937
Fidelity Series Value Discovery Fund	60,081,315	5,734,289	4,676,355	--	148,101	2,486,877	63,774,227
	$942,367,582	$133,352,884	$103,493,736	$23,592,637	$2,168,513	$28,443,982	$1,002,839,225

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$229,982	$--	$229,982	$--
Domestic Equity Funds	516,387,543	516,387,543	--	--
International Equity Funds	416,523,632	416,523,632	--	--
Bond Funds	69,831,752	69,831,752	--	--
Short-Term Funds	380,293	380,293	--	--
Total Investments in Securities:	$1,003,353,202	$1,003,123,220	$229,982	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $229,984)	$229,982
Fidelity Central Funds (cost $283,995)	283,995
Other affiliated issuers (cost $783,756,409)	1,002,839,225
Total Investment in Securities (cost $784,270,388)		$1,003,353,202
Cash		22,861
Receivable for investments sold		13,004,096
Receivable for fund shares sold		1,237,340
Distributions receivable from Fidelity Central Funds		13
Total assets		1,017,617,512
Liabilities
Payable for investments purchased	$7,474,153
Payable for fund shares redeemed	6,171,357
Accrued management fee	625,096
Distribution and service plan fees payable	129,392
Total liabilities		14,399,998
Net Assets		$1,003,217,514
Net Assets consist of:
Paid in capital		$768,531,899
Total accumulated earnings (loss)		234,685,615
Net Assets		$1,003,217,514
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($289,355,069 ÷ 18,573,599 shares)(a)		$15.58
Maximum offering price per share (100/94.25 of $15.58)		$16.53
Class M:
Net Asset Value and redemption price per share ($122,712,770 ÷ 7,955,451 shares)(a)		$15.42
Maximum offering price per share (100/96.50 of $15.42)		$15.98
Class C:
Net Asset Value and offering price per share ($16,653,573 ÷ 1,094,035 shares)(a)		$15.22
Class I:
Net Asset Value, offering price and redemption price per share ($480,194,004 ÷ 30,606,233 shares)		$15.69
Class Z:
Net Asset Value, offering price and redemption price per share ($22,765,552 ÷ 1,463,106 shares)		$15.56
Class Z6:
Net Asset Value, offering price and redemption price per share ($71,536,546 ÷ 4,561,139 shares)		$15.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,336,270
Interest		32
Income from Fidelity Central Funds		62
Total income		10,336,364
Expenses
Management fee	$3,665,992
Distribution and service plan fees	776,842
Independent trustees' fees and expenses	1,289
Total expenses before reductions	4,444,123
Expense reductions	(6)
Total expenses after reductions		4,444,117
Net investment income (loss)		5,892,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,168,513
Futures contracts	(19,110)
Capital gain distributions from underlying funds:
Affiliated issuers	13,256,367
Total net realized gain (loss)		15,405,770
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3)
Affiliated issuers	28,443,982
Total change in net unrealized appreciation (depreciation)		28,443,979
Net gain (loss)		43,849,749
Net increase (decrease) in net assets resulting from operations		$49,741,996

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,892,247	$5,785,872
Net realized gain (loss)	15,405,770	50,341,727
Change in net unrealized appreciation (depreciation)	28,443,979	274,937,564
Net increase (decrease) in net assets resulting from operations	49,741,996	331,065,163
Distributions to shareholders	(40,613,036)	(41,079,048)
Share transactions - net increase (decrease)	51,634,553	68,800,212
Total increase (decrease) in net assets	60,763,513	358,786,327
Net Assets
Beginning of period	942,454,001	583,667,674
End of period	$1,003,217,514	$942,454,001

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$10.53	$12.58	$13.37	$12.19	$11.02
Income from Investment Operations
Net investment income (loss)A	.08	.08	.15	.18	.11	.14
Net realized and unrealized gain (loss)	.71	5.55	(1.36)	.15	1.51	1.51
Total from investment operations	.79	5.63	(1.21)	.33	1.62	1.65
Distributions from net investment income	–	(.11)	(.15)	(.19)	(.13)	(.14)
Distributions from net realized gain	(.66)	(.59)	(.69)	(.93)	(.32)	(.34)
Total distributions	(.66)	(.71)B	(.84)	(1.12)	(.44)B	(.48)
Net asset value, end of period	$15.58	$15.45	$10.53	$12.58	$13.37	$12.19
Total ReturnC,D,E	5.18%	55.31%	(10.57)%	3.08%	13.40%	15.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	1.00%	.99%I	.88%	.25%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	.99%I	.88%	.25%
Expenses net of all reductions	1.00%H	1.00%	1.00%	.99%I	.88%	.25%
Net investment income (loss)	1.05%H	.63%	1.23%	1.41%	.81%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$289,355	$299,927	$196,016	$212,428	$209,824	$170,352
Portfolio turnover rateJ	21%H	23%	35%	27%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.32	$10.46	$12.51	$13.31	$12.14	$10.98
Income from Investment Operations
Net investment income (loss)A	.06	.05	.12	.15	.07	.11
Net realized and unrealized gain (loss)	.70	5.50	(1.36)	.15	1.52	1.51
Total from investment operations	.76	5.55	(1.24)	.30	1.59	1.62
Distributions from net investment income	–	(.09)	(.13)	(.18)	(.11)	(.12)
Distributions from net realized gain	(.66)	(.59)	(.68)	(.93)	(.31)	(.34)
Total distributions	(.66)	(.69)B	(.81)	(1.10)B	(.42)	(.46)
Net asset value, end of period	$15.42	$15.32	$10.46	$12.51	$13.31	$12.14
Total ReturnC,D,E	5.02%	54.88%	(10.83)%	2.86%	13.15%	15.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.25%	1.25%	1.25%	1.14%	.50%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.25%	1.14%	.50%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.25%	1.14%	.50%
Net investment income (loss)	.80%H	.38%	.98%	1.16%	.56%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$122,713	$115,869	$74,904	$83,858	$73,101	$58,052
Portfolio turnover rateI	21%H	23%	35%	27%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.16	$10.38	$12.44	$13.26	$12.11	$10.98
Income from Investment Operations
Net investment income (loss)A	.02	(.02)	.06	.08	.01	.06
Net realized and unrealized gain (loss)	.70	5.44	(1.36)	.16	1.51	1.49
Total from investment operations	.72	5.42	(1.30)	.24	1.52	1.55
Distributions from net investment income	–	(.05)	(.09)	(.13)	(.06)	(.08)
Distributions from net realized gain	(.66)	(.59)	(.68)	(.93)	(.31)	(.34)
Total distributions	(.66)	(.64)	(.76)B	(1.06)	(.37)	(.42)
Net asset value, end of period	$15.22	$15.16	$10.38	$12.44	$13.26	$12.11
Total ReturnC,D,E	4.80%	54.07%	(11.29)%	2.32%	12.62%	14.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.75%	1.75%	1.74%I	1.64%	1.00%
Expenses net of fee waivers, if any	1.75%H	1.75%	1.75%	1.74%I	1.64%	1.00%
Expenses net of all reductions	1.75%H	1.75%	1.75%	1.74%I	1.64%	1.00%
Net investment income (loss)	.30%H	(.12)%	.48%	.66%	.05%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$16,654	$16,677	$9,928	$10,991	$10,685	$8,529
Portfolio turnover rateJ	21%H	23%	35%	27%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.53	$10.57	$12.64	$13.43	$12.24	$11.06
Income from Investment Operations
Net investment income (loss)A	.10	.12	.19	.21	.14	.17
Net realized and unrealized gain (loss)	.72	5.57	(1.39)	.15	1.53	1.51
Total from investment operations	.82	5.69	(1.20)	.36	1.67	1.68
Distributions from net investment income	–	(.14)	(.18)	(.22)	(.16)	(.16)
Distributions from net realized gain	(.66)	(.59)	(.70)	(.93)	(.32)	(.34)
Total distributions	(.66)	(.73)	(.87)B	(1.15)	(.48)	(.50)
Net asset value, end of period	$15.69	$15.53	$10.57	$12.64	$13.43	$12.24
Total ReturnC,D	5.34%	55.72%	(10.45)%	3.34%	13.74%	15.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.75%	.64%	- %H
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.64%	-%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.64%	-%
Net investment income (loss)	1.30%G	.88%	1.48%	1.66%	1.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$480,194	$432,057	$273,147	$308,366	$249,432	$165,720
Portfolio turnover rateI	21%G	23%	35%	27%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.40	$10.50	$12.58	$13.57
Income from Investment Operations
Net investment income (loss)B	.11	.13	.20	.38
Net realized and unrealized gain (loss)	.71	5.53	(1.36)	(.65)
Total from investment operations	.82	5.66	(1.16)	(.27)
Distributions from net investment income	–	(.17)	(.20)	(.28)
Distributions from net realized gain	(.66)	(.59)	(.71)	(.43)
Total distributions	(.66)	(.76)	(.92)C	(.72)C
Net asset value, end of period	$15.56	$15.40	$10.50	$12.58
Total ReturnD,E	5.39%	55.82%	(10.28)%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.65%I	.65%H,I
Expenses net of fee waivers, if any	.64%H	.64%	.65%I	.65%H,I
Expenses net of all reductions	.64%H	.64%	.65%I	.65%H,I
Net investment income (loss)	1.40%H	.99%	1.58%	6.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$22,766	$16,623	$5,767	$428
Portfolio turnover rateJ	21%H	23%	35%	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.51	$10.55	$12.62	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B	.12	.15	.22	.24	.47
Net realized and unrealized gain (loss)	.71	5.57	(1.38)	.15	.69
Total from investment operations	.83	5.72	(1.16)	.39	1.16
Distributions from net investment income	–	(.17)	(.21)	(.26)	(.19)
Distributions from net realized gain	(.66)	(.59)	(.71)	(.93)	(.18)
Total distributions	(.66)	(.76)	(.91)C	(1.19)	(.37)
Net asset value, end of period	$15.68	$15.51	$10.55	$12.62	$13.42
Total ReturnD,E	5.42%	56.14%	(10.22)%	3.59%	9.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.49%	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.49%	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.49%	.49%	.50%I	.50%H,I
Net investment income (loss)	1.55%H	1.14%	1.73%	1.91%	4.26%H
Supplemental Data
Net assets, end of period (000 omitted)	$71,537	$61,302	$23,906	$12,968	$3,116
Portfolio turnover rateJ	21%H	23%	35%	27%	18%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 12/16/21 to 12/23/21
(Cost $99,993)	100,000	99,992
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (a)	1,348,962	$24,766,951
Fidelity Advisor Series Growth Opportunities Fund (a)	930,880	17,118,892
Fidelity Advisor Series Small Cap Fund (a)	677,665	11,147,591
Fidelity Series All-Sector Equity Fund (a)	836,818	10,585,749
Fidelity Series Commodity Strategy Fund (a)	2,683,280	11,135,612
Fidelity Series Large Cap Stock Fund (a)	2,120,144	38,798,637
Fidelity Series Large Cap Value Index Fund (a)	274,425	4,206,937
Fidelity Series Opportunistic Insights Fund (a)	1,007,098	22,951,763
Fidelity Series Small Cap Opportunities Fund (a)	971,646	13,777,937
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,644,829	24,655,979
Fidelity Series Value Discovery Fund (a)	1,519,601	25,240,572
TOTAL DOMESTIC EQUITY FUNDS
(Cost $167,008,121)		204,386,620

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	783,835	10,691,516
Fidelity Series Emerging Markets Fund (a)	526,615	5,787,500
Fidelity Series Emerging Markets Opportunities Fund (a)	2,154,794	52,447,674
Fidelity Series International Growth Fund (a)	1,472,264	28,944,718
Fidelity Series International Small Cap Fund (a)	385,805	9,066,415
Fidelity Series International Value Fund (a)	2,583,300	29,036,291
Fidelity Series Overseas Fund (a)	2,076,523	28,884,431
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $132,636,872)		164,858,545

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	74,347	735,297
Fidelity Series Emerging Markets Debt Fund (a)	237,959	2,191,606
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	72,198	726,309
Fidelity Series Floating Rate High Income Fund (a)	46,922	436,375
Fidelity Series High Income Fund (a)	261,896	2,514,197
Fidelity Series Inflation-Protected Bond Index Fund (a)	642,610	7,177,959
Fidelity Series International Credit Fund (a)	3,739	37,619
Fidelity Series Investment Grade Bond Fund (a)	15,682	183,318
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,448,118	12,106,269
Fidelity Series Real Estate Income Fund (a)	129,838	1,504,827
TOTAL BOND FUNDS
(Cost $27,177,665)		27,613,776

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)	98,151	98,170
Fidelity Series Government Money Market Fund 0.07% (a)(c)	19,071	19,071
Fidelity Series Short-Term Credit Fund (a)	1,961	19,902
TOTAL SHORT-TERM FUNDS
(Cost $136,189)		137,143
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $327,058,840)		397,096,076
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,778)
NET ASSETS - 100%		$397,033,298

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$126,187	$305,954	$333,971	$20	$--	$--	$98,170	0.0%
Total	$126,187	$305,954	$333,971	$20	$--	$--	$98,170

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$22,089,691	$3,929,208	$3,583,309	$--	$135,471	$2,195,890	$24,766,951
Fidelity Advisor Series Growth Opportunities Fund	15,361,183	3,073,844	2,780,974	--	105,023	1,359,816	17,118,892
Fidelity Advisor Series Small Cap Fund	9,994,581	1,394,602	1,054,473	--	18,489	794,392	11,147,591
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	735,297	--	--	--	--	735,297
Fidelity Series All-Sector Equity Fund	9,445,114	1,337,696	946,169	--	55,120	693,988	10,585,749
Fidelity Series Canada Fund	8,486,679	2,210,107	558,233	--	5,023	547,940	10,691,516
Fidelity Series Commodity Strategy Fund	9,703,345	4,767,811	1,996,415	3,371,271	(127,450)	(1,211,679)	11,135,612
Fidelity Series Emerging Markets Debt Fund	1,898,578	373,108	105,221	46,812	(119)	25,260	2,191,606
Fidelity Series Emerging Markets Debt Local Currency Fund	622,495	124,912	21,316	--	(187)	405	726,309
Fidelity Series Emerging Markets Fund	5,561,186	1,146,110	581,579	--	3,987	(342,204)	5,787,500
Fidelity Series Emerging Markets Opportunities Fund	50,144,949	10,162,325	5,251,491	--	22,782	(2,630,891)	52,447,674
Fidelity Series Floating Rate High Income Fund	365,913	80,003	14,380	8,100	128	4,711	436,375
Fidelity Series Government Money Market Fund 0.07%	2,314,531	296,256	2,591,716	534	--	--	19,071
Fidelity Series High Income Fund	2,186,733	433,735	160,846	58,700	1,736	52,839	2,514,197
Fidelity Series Inflation-Protected Bond Index Fund	6,970,932	1,245,513	1,334,440	--	20,943	275,011	7,177,959
Fidelity Series International Credit Fund	36,850	471	--	470	--	298	37,619
Fidelity Series International Growth Fund	23,780,561	4,093,042	1,181,917	--	54,437	2,198,595	28,944,718
Fidelity Series International Small Cap Fund	7,473,111	1,062,547	496,225	--	893	1,026,089	9,066,415
Fidelity Series International Value Fund	23,780,441	6,282,762	1,876,356	--	16,876	832,568	29,036,291
Fidelity Series Investment Grade Bond Fund	156,789	125,699	100,574	1,565	(1,895)	3,299	183,318
Fidelity Series Large Cap Stock Fund	34,499,487	7,258,821	2,501,921	2,299,829	(39,737)	(418,013)	38,798,637
Fidelity Series Large Cap Value Index Fund	3,723,505	600,254	279,930	--	1,580	161,528	4,206,937
Fidelity Series Long-Term Treasury Bond Index Fund	9,559,622	3,829,533	1,907,429	122,101	(265,817)	890,360	12,106,269
Fidelity Series Opportunistic Insights Fund	20,480,805	3,307,361	3,358,896	--	163,130	2,359,363	22,951,763
Fidelity Series Overseas Fund	23,819,753	4,013,780	1,410,831	--	14,531	2,447,198	28,884,431
Fidelity Series Real Estate Income Fund	1,334,059	198,177	93,090	29,043	828	64,853	1,504,827
Fidelity Series Short-Term Credit Fund	487,301	40,969	508,490	2,366	10,408	(10,286)	19,902
Fidelity Series Small Cap Opportunities Fund	12,336,220	5,435,674	1,295,202	3,275,219	(92,467)	(2,606,288)	13,777,937
Fidelity Series Stock Selector Large Cap Value Fund	21,849,485	3,469,860	1,762,672	--	3,309	1,095,997	24,655,979
Fidelity Series Value Discovery Fund	22,366,767	3,578,359	1,658,800	--	3,214	951,032	25,240,572
	$350,830,666	$74,607,836	$39,412,895	$9,216,010	$110,236	$10,762,071	$396,897,914

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$99,992	$--	$99,992	$--
Domestic Equity Funds	204,386,620	204,386,620	--	--
International Equity Funds	164,858,545	164,858,545	--	--
Bond Funds	27,613,776	27,613,776	--	--
Short-Term Funds	137,143	137,143	--	--
Total Investments in Securities:	$397,096,076	$396,996,084	$99,992	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,993)	$99,992
Fidelity Central Funds (cost $98,170)	98,170
Other affiliated issuers (cost $326,860,677)	396,897,914
Total Investment in Securities (cost $327,058,840)		$397,096,076
Receivable for investments sold		4,680,534
Receivable for fund shares sold		666,286
Distributions receivable from Fidelity Central Funds		3
Total assets		402,442,899
Liabilities
Payable for investments purchased	$3,451,512
Payable for fund shares redeemed	1,661,672
Accrued management fee	245,261
Distribution and service plan fees payable	51,156
Total liabilities		5,409,601
Net Assets		$397,033,298
Net Assets consist of:
Paid in capital		$321,974,372
Total accumulated earnings (loss)		75,058,926
Net Assets		$397,033,298
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($114,870,020 ÷ 8,090,848 shares)(a)		$14.20
Maximum offering price per share (100/94.25 of $14.20)		$15.07
Class M:
Net Asset Value and redemption price per share ($46,506,581 ÷ 3,289,949 shares)(a)		$14.14
Maximum offering price per share (100/96.50 of $14.14)		$14.65
Class C:
Net Asset Value and offering price per share ($8,116,353 ÷ 577,853 shares)(a)		$14.05
Class I:
Net Asset Value, offering price and redemption price per share ($188,753,462 ÷ 13,214,552 shares)		$14.28
Class Z:
Net Asset Value, offering price and redemption price per share ($9,554,990 ÷ 673,329 shares)		$14.19
Class Z6:
Net Asset Value, offering price and redemption price per share ($29,231,892 ÷ 2,046,548 shares)		$14.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,044,789
Interest		12
Income from Fidelity Central Funds		20
Total income		4,044,821
Expenses
Management fee	$1,407,560
Distribution and service plan fees	300,647
Independent trustees' fees and expenses	486
Total expenses before reductions	1,708,693
Expense reductions	(2)
Total expenses after reductions		1,708,691
Net investment income (loss)		2,336,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1
Affiliated issuers	110,236
Futures contracts	(15,923)
Capital gain distributions from underlying funds:
Affiliated issuers	5,171,221
Total net realized gain (loss)		5,265,535
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2)
Affiliated issuers	10,762,071
Total change in net unrealized appreciation (depreciation)		10,762,069
Net gain (loss)		16,027,604
Net increase (decrease) in net assets resulting from operations		$18,363,734

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,336,130	$2,051,334
Net realized gain (loss)	5,265,535	16,768,754
Change in net unrealized appreciation (depreciation)	10,762,069	95,124,069
Net increase (decrease) in net assets resulting from operations	18,363,734	113,944,157
Distributions to shareholders	(13,858,184)	(12,480,436)
Share transactions - net increase (decrease)	41,648,336	62,757,239
Total increase (decrease) in net assets	46,153,886	164,220,960
Net Assets
Beginning of period	350,879,412	186,658,452
End of period	$397,033,298	$350,879,412

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.01	$9.49	$11.31	$11.86	$10.76	$9.62
Income from Investment Operations
Net investment income (loss)A	.08	.08	.14	.17	.10	.13
Net realized and unrealized gain (loss)	.65	5.01	(1.24)	.13	1.34	1.33
Total from investment operations	.73	5.09	(1.10)	.30	1.44	1.46
Distributions from net investment income	–	(.11)	(.14)	(.17)	(.11)	(.12)
Distributions from net realized gain	(.54)	(.46)	(.58)	(.68)	(.23)	(.20)
Total distributions	(.54)	(.57)	(.72)	(.85)	(.34)	(.32)
Net asset value, end of period	$14.20	$14.01	$9.49	$11.31	$11.86	$10.76
Total ReturnB,C,D	5.23%	55.28%	(10.65)%	3.09%	13.44%	15.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.00%	1.00%	.91%	.25%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	.91%	.25%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	.91%	.25%
Net investment income (loss)	1.09%G	.65%	1.25%	1.48%	.84%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$114,870	$113,936	$65,792	$55,732	$37,880	$18,482
Portfolio turnover rateH	20%G	24%	31%	27%	16%	32%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$9.47	$11.29	$11.85	$10.77	$9.63
Income from Investment Operations
Net investment income (loss)A	.06	.05	.11	.14	.07	.11
Net realized and unrealized gain (loss)	.64	5.00	(1.23)	.14	1.33	1.33
Total from investment operations	.70	5.05	(1.12)	.28	1.40	1.44
Distributions from net investment income	–	(.09)	(.12)	(.16)	(.10)	(.10)
Distributions from net realized gain	(.53)	(.46)	(.58)	(.68)	(.22)	(.20)
Total distributions	(.53)	(.55)	(.70)	(.84)	(.32)	(.30)
Net asset value, end of period	$14.14	$13.97	$9.47	$11.29	$11.85	$10.77
Total ReturnB,C,D	5.07%	55.00%	(10.87)%	2.82%	13.04%	15.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%G	1.25%	1.25%	1.25%	1.16%	.50%
Expenses net of fee waivers, if any	1.25%G	1.25%	1.25%	1.25%	1.16%	.50%
Expenses net of all reductions	1.25%G	1.25%	1.25%	1.25%	1.16%	.50%
Net investment income (loss)	.84%G	.40%	1.00%	1.23%	.59%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$46,507	$41,642	$21,680	$19,070	$12,628	$5,719
Portfolio turnover rateH	20%G	24%	31%	27%	16%	32%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$9.46	$11.29	$11.87	$10.81	$9.68
Income from Investment Operations
Net investment income (loss)A	.02	(.01)	.06	.08	.01	.06
Net realized and unrealized gain (loss)	.64	4.98	(1.24)	.14	1.34	1.33
Total from investment operations	.66	4.97	(1.18)	.22	1.35	1.39
Distributions from net investment income	–	(.05)	(.08)	(.12)	(.07)	(.06)
Distributions from net realized gain	(.53)	(.46)	(.57)	(.68)	(.22)	(.20)
Total distributions	(.53)	(.51)	(.65)	(.80)	(.29)	(.26)
Net asset value, end of period	$14.05	$13.92	$9.46	$11.29	$11.87	$10.81
Total ReturnB,C,D	4.79%	54.14%	(11.27)%	2.33%	12.53%	14.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%G	1.75%	1.75%	1.75%	1.66%	1.00%
Expenses net of fee waivers, if any	1.75%G	1.75%	1.75%	1.75%	1.66%	1.00%
Expenses net of all reductions	1.75%G	1.75%	1.75%	1.75%	1.66%	1.00%
Net investment income (loss)	.34%G	(.10)%	.50%	.72%	.09%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$8,116	$6,948	$4,022	$3,723	$2,604	$1,209
Portfolio turnover rateH	20%G	24%	31%	27%	16%	32%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$9.54	$11.36	$11.90	$10.80	$9.65
Income from Investment Operations
Net investment income (loss)A	.10	.11	.17	.20	.13	.16
Net realized and unrealized gain (loss)	.64	5.03	(1.24)	.13	1.33	1.33
Total from investment operations	.74	5.14	(1.07)	.33	1.46	1.49
Distributions from net investment income	–	(.13)	(.16)	(.20)	(.13)	(.13)
Distributions from net realized gain	(.55)	(.47)	(.59)	(.68)	(.23)	(.20)
Total distributions	(.55)	(.59)B	(.75)	(.87)B	(.36)	(.34)B
Net asset value, end of period	$14.28	$14.09	$9.54	$11.36	$11.90	$10.80
Total ReturnC,D	5.28%	55.62%	(10.38)%	3.38%	13.63%	15.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.75%	.66%	- %H
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.66%	-%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.66%	-%
Net investment income (loss)	1.34%G	.90%	1.50%	1.73%	1.09%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$188,753	$160,415	$87,182	$68,445	$43,513	$18,162
Portfolio turnover rateI	20%G	24%	31%	27%	16%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.00	$9.49	$11.32	$12.10
Income from Investment Operations
Net investment income (loss)B	.10	.12	.18	.23
Net realized and unrealized gain (loss)	.64	5.02	(1.23)	(.46)
Total from investment operations	.74	5.14	(1.05)	(.23)
Distributions from net investment income	–	(.16)	(.18)	(.24)
Distributions from net realized gain	(.55)	(.47)	(.60)	(.31)
Total distributions	(.55)	(.63)	(.78)	(.55)
Net asset value, end of period	$14.19	$14.00	$9.49	$11.32
Total ReturnC,D	5.35%	55.88%	(10.32)%	(1.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%H	.65%H	.64%G,H
Expenses net of fee waivers, if any	.64%G	.65%H	.65%H	.64%G,H
Expenses net of all reductions	.64%G	.65%H	.65%H	.64%G,H
Net investment income (loss)	1.44%G	1.00%	1.60%	4.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,555	$5,790	$1,514	$284
Portfolio turnover rateI	20%G	24%	31%	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.08	$9.53	$11.36	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B	.12	.14	.20	.23	.33
Net realized and unrealized gain (loss)	.64	5.04	(1.25)	.13	.69
Total from investment operations	.76	5.18	(1.05)	.36	1.02
Distributions from net investment income	–	(.15)	(.19)	(.22)	(.16)
Distributions from net realized gain	(.56)	(.48)	(.60)	(.68)	(.13)
Total distributions	(.56)	(.63)	(.78)C	(.90)	(.28)C
Net asset value, end of period	$14.28	$14.08	$9.53	$11.36	$11.90
Total ReturnD,E	5.42%	56.12%	(10.24)%	3.63%	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.50%I	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.50%I	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.49%	.50%I	.50%I	.50%H,I
Net investment income (loss)	1.59%H	1.15%	1.75%	1.98%	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$29,232	$22,148	$6,468	$2,493	$802
Portfolio turnover rateJ	20%H	24%	31%	27%	16%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.3
73.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2065 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	131,145	$2,407,816
Fidelity Advisor Series Growth Opportunities Fund (a)	90,525	1,664,760
Fidelity Advisor Series Small Cap Fund (a)	65,841	1,083,087
Fidelity Series All-Sector Equity Fund (a)	81,427	1,030,051
Fidelity Series Commodity Strategy Fund (a)	260,683	1,081,834
Fidelity Series Large Cap Stock Fund (a)	205,963	3,769,124
Fidelity Series Large Cap Value Index Fund (a)	26,660	408,692
Fidelity Series Opportunistic Insights Fund (a)	97,914	2,231,452
Fidelity Series Small Cap Opportunities Fund (a)	94,403	1,338,633
Fidelity Series Stock Selector Large Cap Value Fund (a)	159,802	2,395,431
Fidelity Series Value Discovery Fund (a)	147,642	2,452,336
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,848,879)		19,863,216

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	76,219	1,039,624
Fidelity Series Emerging Markets Fund (a)	51,344	564,266
Fidelity Series Emerging Markets Opportunities Fund (a)	209,410	5,097,042
Fidelity Series International Growth Fund (a)	143,043	2,812,222
Fidelity Series International Small Cap Fund (a)	37,410	879,134
Fidelity Series International Value Fund (a)	251,059	2,821,902
Fidelity Series Overseas Fund (a)	201,756	2,806,426
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,480,577)		16,020,616

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	7,585	75,014
Fidelity Series Emerging Markets Debt Fund (a)	23,119	212,921
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,014	70,559
Fidelity Series Floating Rate High Income Fund (a)	4,591	42,699
Fidelity Series High Income Fund (a)	25,443	244,257
Fidelity Series Inflation-Protected Bond Index Fund (a)	62,468	697,772
Fidelity Series International Credit Fund (a)	531	5,342
Fidelity Series Investment Grade Bond Fund (a)	1,473	17,217
Fidelity Series Long-Term Treasury Bond Index Fund (a)	141,141	1,179,938
Fidelity Series Real Estate Income Fund (a)	12,615	146,203
TOTAL BOND FUNDS
(Cost $2,667,874)		2,691,922

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	2,000	2,000
Fidelity Series Short-Term Credit Fund (a)	193	1,962
TOTAL SHORT-TERM FUNDS
(Cost $3,929)		3,962
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $35,001,259)		38,579,716
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,220)
NET ASSETS - 100%		$38,574,496

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,644,596	$885,355	$299,500	$--	$5,721	$171,644	$2,407,816
Fidelity Advisor Series Growth Opportunities Fund	1,143,777	637,077	228,824	--	4,228	108,502	1,664,760
Fidelity Advisor Series Small Cap Fund	743,991	375,803	103,391	--	(228)	66,912	1,083,087
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	--	75,014	--	--	--	--	75,014
Fidelity Series All-Sector Equity Fund	703,138	345,794	73,875	--	(243)	55,237	1,030,051
Fidelity Series Canada Fund	631,747	448,681	78,918	--	(658)	38,772	1,039,624
Fidelity Series Commodity Strategy Fund	724,277	702,759	196,897	321,323	(21,690)	(126,615)	1,081,834
Fidelity Series Emerging Markets Debt Fund	142,410	82,387	13,294	3,951	(33)	1,451	212,921
Fidelity Series Emerging Markets Debt Local Currency Fund	47,430	27,097	3,608	--	(62)	(298)	70,559
Fidelity Series Emerging Markets Fund	415,086	238,185	55,664	--	(977)	(32,364)	564,266
Fidelity Series Emerging Markets Opportunities Fund	3,734,073	2,146,117	517,675	--	(9,244)	(256,229)	5,097,042
Fidelity Series Floating Rate High Income Fund	28,127	17,337	3,208	712	(1)	444	42,699
Fidelity Series Government Money Market Fund 0.07%	172,299	62,131	232,430	39	--	--	2,000
Fidelity Series High Income Fund	164,950	94,641	19,896	4,976	(51)	4,613	244,257
Fidelity Series Inflation-Protected Bond Index Fund	521,521	294,591	142,806	--	(47)	24,513	697,772
Fidelity Series International Credit Fund	5,232	68	--	67	--	42	5,342
Fidelity Series International Growth Fund	1,770,301	1,118,611	244,155	--	5,022	162,443	2,812,222
Fidelity Series International Small Cap Fund	560,643	287,519	51,841	--	(108)	82,921	879,134
Fidelity Series International Value Fund	1,768,366	1,232,703	237,098	--	(2,047)	59,978	2,821,902
Fidelity Series Investment Grade Bond Fund	12,375	11,774	7,140	147	33	175	17,217
Fidelity Series Large Cap Stock Fund	2,568,501	1,598,285	317,319	207,732	(10,378)	(69,965)	3,769,124
Fidelity Series Large Cap Value Index Fund	277,216	146,757	26,232	--	(362)	11,313	408,692
Fidelity Series Long-Term Treasury Bond Index Fund	713,643	599,176	179,970	10,700	(12,214)	59,303	1,179,938
Fidelity Series Opportunistic Insights Fund	1,524,816	785,618	272,215	--	2,983	190,250	2,231,452
Fidelity Series Overseas Fund	1,773,028	1,104,896	258,624	--	840	186,286	2,806,426
Fidelity Series Real Estate Income Fund	99,307	53,120	11,299	2,740	(62)	5,137	146,203
Fidelity Series Short-Term Credit Fund	36,275	12,443	46,750	175	85	(91)	1,962
Fidelity Series Small Cap Opportunities Fund	918,165	819,221	135,455	311,759	(13,205)	(250,093)	1,338,633
Fidelity Series Stock Selector Large Cap Value Fund	1,626,789	875,826	183,065	--	(2,441)	78,322	2,395,431
Fidelity Series Value Discovery Fund	1,665,291	872,617	146,333	--	(1,689)	62,450	2,452,336
	$26,137,370	$15,951,603	$4,087,482	$864,321	$(56,828)	$635,053	$38,579,716

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$19,863,216	$19,863,216	$--	$--
International Equity Funds	16,020,616	16,020,616	--	--
Bond Funds	2,691,922	2,691,922	--	--
Short-Term Funds	3,962	3,962	--	--
Total Investments in Securities:	$38,579,716	$38,579,716	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $35,001,259)	$38,579,716
Total Investment in Securities (cost $35,001,259)		$38,579,716
Cash		200
Receivable for investments sold		443,572
Receivable for fund shares sold		132,257
Total assets		39,155,745
Liabilities
Payable for investments purchased	$462,249
Payable for fund shares redeemed	91,435
Accrued management fee	23,244
Distribution and service plan fees payable	4,321
Total liabilities		581,249
Net Assets		$38,574,496
Net Assets consist of:
Paid in capital		$34,492,043
Total accumulated earnings (loss)		4,082,453
Net Assets		$38,574,496
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($12,996,529 ÷ 990,707 shares)(a)		$13.12
Maximum offering price per share (100/94.25 of $13.12)		$13.92
Class M:
Net Asset Value and redemption price per share ($2,583,226 ÷ 197,220 shares)(a)		$13.10
Maximum offering price per share (100/96.50 of $13.10)		$13.58
Class C:
Net Asset Value and offering price per share ($547,255 ÷ 41,968 shares)(a)		$13.04
Class I:
Net Asset Value, offering price and redemption price per share ($17,588,855 ÷ 1,336,435 shares)		$13.16
Class Z:
Net Asset Value, offering price and redemption price per share ($1,029,298 ÷ 77,985 shares)		$13.20
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,829,333 ÷ 289,707 shares)		$13.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$381,581
Expenses
Management fee	$120,351
Distribution and service plan fees	22,251
Independent trustees' fees and expenses	38
Total expenses		142,640
Net investment income (loss)		238,941
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1
Affiliated issuers	(56,828)
Capital gain distributions from underlying funds:
Affiliated issuers	482,740
Total net realized gain (loss)		425,913
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	635,053
Total change in net unrealized appreciation (depreciation)		635,053
Net gain (loss)		1,060,966
Net increase (decrease) in net assets resulting from operations		$1,299,907

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$238,941	$109,261
Net realized gain (loss)	425,913	735,384
Change in net unrealized appreciation (depreciation)	635,053	4,063,179
Net increase (decrease) in net assets resulting from operations	1,299,907	4,907,824
Distributions to shareholders	(714,689)	(354,944)
Share transactions - net increase (decrease)	11,868,329	15,608,234
Total increase (decrease) in net assets	12,453,547	20,161,114
Net Assets
Beginning of period	26,120,949	5,959,835
End of period	$38,574,496	$26,120,949

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2065 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.08	.12
Net realized and unrealized gain (loss)	.58	4.53	(1.48)
Total from investment operations	.67	4.61	(1.36)
Distributions from net investment income	–	(.10)	(.13)
Distributions from net realized gain	(.32)	(.21)	(.04)
Total distributions	(.32)	(.31)	(.17)
Net asset value, end of period	$13.12	$12.77	$8.47
Total ReturnC,D	5.24%	55.16%	(13.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.01%G,H
Expenses net of fee waivers, if any	1.00%G	1.00%	1.01%G,H
Expenses net of all reductions	1.00%G	1.00%	1.01%G,H
Net investment income (loss)	1.28%G	.71%	1.60%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,997	$9,613	$1,980
Portfolio turnover rateI	25%G	31%	33%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$8.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.05	.10
Net realized and unrealized gain (loss)	.58	4.53	(1.47)
Total from investment operations	.65	4.58	(1.37)
Distributions from net investment income	–	(.08)	(.11)
Distributions from net realized gain	(.31)	(.20)	(.04)
Total distributions	(.31)	(.29)C	(.16)C
Net asset value, end of period	$13.10	$12.76	$8.47
Total ReturnD,E	5.09%	54.73%	(14.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H,I	1.25%	1.25%H
Expenses net of fee waivers, if any	1.24%H,I	1.25%	1.25%H
Expenses net of all reductions	1.24%H,I	1.25%	1.25%H
Net investment income (loss)	1.04%H	.46%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,583	$1,230	$332
Portfolio turnover rateJ	25%H	31%	33%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	–C	.06
Net realized and unrealized gain (loss)	.57	4.51	(1.47)
Total from investment operations	.61	4.51	(1.41)
Distributions from net investment income	–	(.04)	(.09)
Distributions from net realized gain	(.30)	(.20)	(.04)
Total distributions	(.30)	(.24)	(.13)
Net asset value, end of period	$13.04	$12.73	$8.46
Total ReturnD,E	4.83%	53.95%	(14.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.75%	1.75%H
Expenses net of fee waivers, if any	1.75%H	1.75%	1.75%H
Expenses net of all reductions	1.75%H	1.75%	1.75%H
Net investment income (loss)	.54%H	(.04)%	.86%H
Supplemental Data
Net assets, end of period (000 omitted)	$547	$434	$183
Portfolio turnover rateI	25%H	31%	33%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.81	$8.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.11	.14
Net realized and unrealized gain (loss)	.57	4.55	(1.48)
Total from investment operations	.67	4.66	(1.34)
Distributions from net investment income	–	(.12)	(.14)
Distributions from net realized gain	(.32)	(.21)	(.04)
Total distributions	(.32)	(.33)	(.18)
Net asset value, end of period	$13.16	$12.81	$8.48
Total ReturnC	5.29%	55.68%	(13.78)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.75%F
Expenses net of fee waivers, if any	.75%F	.75%	.75%F
Expenses net of all reductions	.75%F	.75%	.75%F
Net investment income (loss)	1.53%F	.96%	1.85%F
Supplemental Data
Net assets, end of period (000 omitted)	$17,589	$11,782	$2,383
Portfolio turnover rateG	25%F	31%	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.84	$8.49	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.12	.15
Net realized and unrealized gain (loss)	.57	4.56	(1.48)
Total from investment operations	.68	4.68	(1.33)
Distributions from net investment income	–	(.12)	(.14)
Distributions from net realized gain	(.32)	(.20)	(.04)
Total distributions	(.32)	(.33)C	(.18)
Net asset value, end of period	$13.20	$12.84	$8.49
Total ReturnD	5.35%	55.80%	(13.68)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%H	.64%G
Expenses net of fee waivers, if any	.64%G	.65%H	.64%G
Expenses net of all reductions	.64%G	.65%H	.64%G
Net investment income (loss)	1.64%G	1.07%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,029	$535	$176
Portfolio turnover rateI	25%G	31%	33%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.85	$8.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.14	.15
Net realized and unrealized gain (loss)	.58	4.55	(1.47)
Total from investment operations	.70	4.69	(1.32)
Distributions from net investment income	–	(.13)	(.14)
Distributions from net realized gain	(.33)	(.21)	(.04)
Total distributions	(.33)	(.34)	(.18)
Net asset value, end of period	$13.22	$12.85	$8.50
Total ReturnC	5.47%	55.97%	(13.58)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.50%F,G
Expenses net of fee waivers, if any	.49%F	.49%	.50%F,G
Expenses net of all reductions	.49%F	.49%	.50%F,G
Net investment income (loss)	1.79%F	1.22%	2.11%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,829	$2,527	$905
Portfolio turnover rateH	25%F	31%	33%F

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2021

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Freedom Income Fund	$222,792,778	$25,127,341	$(978,512)	$24,148,829
Fidelity Advisor Freedom 2005 Fund	137,177,888	18,940,800	(514,124)	18,426,676
Fidelity Advisor Freedom 2010 Fund	312,887,354	55,219,170	(1,410,791)	53,808,379
Fidelity Advisor Freedom 2015 Fund	660,900,221	152,765,960	(3,140,968)	149,624,992
Fidelity Advisor Freedom 2020 Fund	1,628,167,100	419,279,465	(8,850,228)	410,429,237
Fidelity Advisor Freedom 2025 Fund	2,478,325,322	674,680,965	(15,521,288)	659,159,677
Fidelity Advisor Freedom 2030 Fund	2,742,745,026	814,428,208	(19,636,780)	794,791,428
Fidelity Advisor Freedom 2035 Fund	2,296,373,153	811,796,853	(17,367,750)	794,429,103
Fidelity Advisor Freedom 2040 Fund	2,004,602,162	806,507,834	(14,772,167)	791,735,667
Fidelity Advisor Freedom 2045 Fund	1,433,200,982	525,452,783	(10,341,028)	515,111,755
Fidelity Advisor Freedom 2050 Fund	1,222,784,415	433,078,442	(9,504,199)	423,574,243
Fidelity Advisor Freedom 2055 Fund	788,425,866	220,978,042	(6,050,706)	214,927,336
Fidelity Advisor Freedom 2060 Fund	329,183,475	70,927,968	(3,015,367)	67,912,601
Fidelity Advisor Freedom 2065 Fund	35,148,545	4,060,063	(628,892)	3,431,171

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2021 to March 31, 2021. Loss deferrals were as follows:

Ordinary losses
Fidelity Advisor Freedom 2025 Fund	$(189,703)
Fidelity Advisor Freedom 2030 Fund	(966,710)
Fidelity Advisor Freedom 2035 Fund	(2,328,907)
Fidelity Advisor Freedom 2040 Fund	(3,362,119)
Fidelity Advisor Freedom 2045 Fund	(2,232,221)
Fidelity Advisor Freedom 2050 Fund	(1,453,159)
Fidelity Advisor Freedom 2055 Fund	(1,074,763)
Fidelity Advisor Freedom 2060 Fund	(395,440)
Fidelity Advisor Freedom 2065 Fund	(22,293)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments variation margin are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	43,582,204	38,297,024
Fidelity Advisor Freedom 2005 Fund	22,726,525	32,160,615
Fidelity Advisor Freedom 2010 Fund	46,294,525	60,799,948
Fidelity Advisor Freedom 2015 Fund	95,294,150	148,354,526
Fidelity Advisor Freedom 2020 Fund	226,035,595	360,358,205
Fidelity Advisor Freedom 2025 Fund	357,407,437	424,389,211
Fidelity Advisor Freedom 2030 Fund	409,015,130	420,701,290
Fidelity Advisor Freedom 2035 Fund	360,181,131	334,868,246
Fidelity Advisor Freedom 2040 Fund	302,627,990	286,160,194
Fidelity Advisor Freedom 2045 Fund	229,469,123	204,885,423
Fidelity Advisor Freedom 2050 Fund	202,843,007	163,877,639
Fidelity Advisor Freedom 2055 Fund	133,352,884	103,493,736
Fidelity Advisor Freedom 2060 Fund	74,607,836	39,412,895
Fidelity Advisor Freedom 2065 Fund	15,951,603	4,087,482

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.499%	.441%
Fidelity Advisor Freedom 2015 Fund	.542%	.475%
Fidelity Advisor Freedom 2020 Fund	.584%	.510%
Fidelity Advisor Freedom 2025 Fund	.627%	.545%
Fidelity Advisor Freedom 2030 Fund	.669%	.580%
Fidelity Advisor Freedom 2035 Fund	.712%	.615%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.365%
Fidelity Advisor Freedom 2010 Fund	.381%
Fidelity Advisor Freedom 2015 Fund	.400%
Fidelity Advisor Freedom 2020 Fund	.419%
Fidelity Advisor Freedom 2025 Fund	.439%
Fidelity Advisor Freedom 2030 Fund	.458%
Fidelity Advisor Freedom 2035 Fund	.477%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%
Fidelity Advisor Freedom 2065 Fund	.493%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	-%	.25%	$97,592	$3,709
Class M	.25%	.25%	89,610	–
Class C	.75%	.25%	40,457	6,681
			$227,659	$10,390
Fidelity Advisor Freedom 2005 Fund
Class A	-%	.25%	$92,833	$2,529
Class M	.25%	.25%	55,050	427
Class C	.75%	.25%	6,775	459
			$154,658	$3,415
Fidelity Advisor Freedom 2010 Fund
Class A	-%	.25%	$202,743	$5,364
Class M	.25%	.25%	173,692	2,417
Class C	.75%	.25%	27,503	2,033
			$403,938	$9,814
Fidelity Advisor Freedom 2015 Fund
Class A	-%	.25%	$480,034	$12,711
Class M	.25%	.25%	330,704	1,258
Class C	.75%	.25%	90,883	9,301
			$901,621	$23,270
Fidelity Advisor Freedom 2020 Fund
Class A	-%	.25%	$1,097,200	$23,553
Class M	.25%	.25%	777,708	1,896
Class C	.75%	.25%	236,939	29,523
			$2,111,847	$54,972
Fidelity Advisor Freedom 2025 Fund
Class A	-%	.25%	$1,624,196	$51,690
Class M	.25%	.25%	1,113,641	1,405
Class C	.75%	.25%	287,429	47,785
			$3,025,266	$100,880
Fidelity Advisor Freedom 2030 Fund
Class A	-%	.25%	$1,695,518	$40,552
Class M	.25%	.25%	1,302,710	5,088
Class C	.75%	.25%	344,931	46,996
			$3,343,159	$92,636
Fidelity Advisor Freedom 2035 Fund
Class A	-%	.25%	$1,470,269	$38,485
Class M	.25%	.25%	1,116,426	1,298
Class C	.75%	.25%	260,396	43,225
			$2,847,091	$83,008
Fidelity Advisor Freedom 2040 Fund
Class A	-%	.25%	$1,301,985	$28,652
Class M	.25%	.25%	1,059,224	90
Class C	.75%	.25%	267,783	32,648
			$2,628,992	$61,390
Fidelity Advisor Freedom 2045 Fund
Class A	-%	.25%	$829,618	$20,321
Class M	.25%	.25%	685,284	175
Class C	.75%	.25%	165,619	25,539
			$1,680,521	$46,035
Fidelity Advisor Freedom 2050 Fund
Class A	-%	.25%	$667,149	$16,023
Class M	.25%	.25%	543,056	744
Class C	.75%	.25%	166,357	29,690
			$1,376,562	$46,457
Fidelity Advisor Freedom 2055 Fund
Class A	-%	.25%	$380,447	$8,434
Class M	.25%	.25%	309,622	–
Class C	.75%	.25%	86,773	15,991
			$776,842	$24,425
Fidelity Advisor Freedom 2060 Fund
Class A	-%	.25%	$148,464	$3,127
Class M	.25%	.25%	112,902	–
Class C	.75%	.25%	39,281	10,620
			$300,647	$13,747
Fidelity Advisor Freedom 2065 Fund
Class A	-%	.25%	$14,681	$270
Class M	.25%	.25%	4,979	273
Class C	.75%	.25%	2,591	2,182
			$22,251	$2,725

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	$3,400
Class M	239
Class C(a)	424
$4,063
Fidelity Advisor Freedom 2005 Fund
Class A	$1,385
Class M	108
Class C(a)	5
$1,498
Fidelity Advisor Freedom 2010 Fund
Class A	$1,361
Class M	429
Class C(a)	86
$1,876
Fidelity Advisor Freedom 2015 Fund
Class A	$3,389
Class M	933
Class C(a)	730
$5,052
Fidelity Advisor Freedom 2020 Fund
Class A	$15,254
Class M	4,204
Class C(a)	1,180
$20,638
Fidelity Advisor Freedom 2025 Fund
Class A	$33,517
Class M	11,219
Class C(a)	2,625
$47,361
Fidelity Advisor Freedom 2030 Fund
Class A	$46,049
Class M	10,132
Class C(a)	1,395
$57,576
Fidelity Advisor Freedom 2035 Fund
Class A	$58,598
Class M	10,567
Class C(a)	2,416
$71,581
Fidelity Advisor Freedom 2040 Fund
Class A	$41,136
Class M	8,278
Class C(a)	2,058
$51,472
Fidelity Advisor Freedom 2045 Fund
Class A	$33,036
Class M	7,524
Class C(a)	1,717
$42,277
Fidelity Advisor Freedom 2050 Fund
Class A	$38,286
Class M	6,425
Class C(a)	1,469
$46,180
Fidelity Advisor Freedom 2055 Fund
Class A	$23,153
Class M	3,903
Class C(a)	1,274
$28,330
Fidelity Advisor Freedom 2060 Fund
Class A	$17,085
Class M	2,092
Class C(a)	709
$19,886
Fidelity Advisor Freedom 2065 Fund
Class A	$4,969
Class M	430
Class C(a)	17
$5,416

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Advisor Freedom Income Fund	5,605,125	513,594
Fidelity Advisor Freedom 2005 Fund	3,282,039	389,298
Fidelity Advisor Freedom 2010 Fund	6,589,122	757,833
Fidelity Advisor Freedom 2015 Fund	12,543,317	1,384,242
Fidelity Advisor Freedom 2020 Fund	26,312,422	2,298,748
Fidelity Advisor Freedom 2025 Fund	35,272,486	2,008,402
Fidelity Advisor Freedom 2030 Fund	34,220,005	1,495,625
Fidelity Advisor Freedom 2035 Fund	7,438,031	307,851
Fidelity Advisor Freedom 2040 Fund	6,745,139	282,841
Fidelity Advisor Freedom 2045 Fund	4,715,985	189,697
Fidelity Advisor Freedom 2050 Fund	3,995,569	142,248
Fidelity Advisor Freedom 2055 Fund	2,440,627	79,880
Fidelity Advisor Freedom 2060 Fund	975,355	18,547
Fidelity Advisor Freedom 2065 Fund	95,774	(59)

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Advisor Freedom Income Fund	$7
Fidelity Advisor Freedom 2005 Fund	7
Fidelity Advisor Freedom 2010 Fund	8
Fidelity Advisor Freedom 2015 Fund	6
Fidelity Advisor Freedom 2020 Fund	4
Fidelity Advisor Freedom 2025 Fund	2
Fidelity Advisor Freedom 2030 Fund	2
Fidelity Advisor Freedom 2035 Fund	3
Fidelity Advisor Freedom 2040 Fund	4
Fidelity Advisor Freedom 2045 Fund	6
Fidelity Advisor Freedom 2050 Fund	8
Fidelity Advisor Freedom 2055 Fund	6
Fidelity Advisor Freedom 2060 Fund	2

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2021	Year ended March 31, 2021
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$1,343,176	$2,503,490
Class M	599,593	1,249,086
Class C	138,126	240,051
Class I	1,655,459	3,329,671
Class Z	166,143	263,743
Class Z6	435,338	864,534
Total	$4,337,835	$8,450,575
Fidelity Advisor Freedom 2005 Fund
Distributions to shareholders
Class A	$1,971,068	$3,910,338
Class M	559,539	1,097,741
Class C	34,848	74,180
Class I	1,436,406	2,832,110
Class Z	115,286	183,519
Class Z6	130,803	189,328
Total	$4,247,950	$8,287,216
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$5,959,772	$10,081,398
Class M	2,519,429	3,927,446
Class C	229,830	422,688
Class I	4,157,487	7,177,521
Class Z	268,271	403,627
Class Z6	488,999	656,389
Total	$13,623,788	$22,669,069
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$16,133,455	$27,672,273
Class M	5,524,897	9,358,350
Class C	873,313	1,416,945
Class I	10,767,897	18,797,442
Class Z	911,172	1,331,324
Class Z6	1,194,734	1,483,793
Total	$35,405,468	$60,060,127
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$40,361,974	$63,719,350
Class M	14,222,679	21,269,262
Class C	2,442,630	3,397,942
Class I	33,884,851	53,936,603
Class Z	2,112,980	2,984,791
Class Z6	4,462,969	5,667,719
Total	$97,488,083	$150,975,667
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$51,823,390	$77,221,818
Class M	17,666,155	25,434,147
Class C	2,506,362	3,452,745
Class I	46,815,875	69,881,034
Class Z	2,570,326	3,230,478
Class Z6	5,967,502	7,284,030
Total	$127,349,610	$186,504,252
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$56,027,764	$82,817,767
Class M	21,497,868	30,496,305
Class C	3,089,777	4,109,512
Class I	56,080,945	82,119,171
Class Z	2,803,549	3,521,225
Class Z6	7,606,088	8,634,280
Total	$147,105,991	$211,698,260
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$49,396,867	$65,732,045
Class M	18,929,483	24,549,717
Class C	2,426,713	2,900,159
Class I	50,705,843	67,093,888
Class Z	2,401,845	2,607,386
Class Z6	6,836,545	6,357,121
Total	$130,697,296	$169,240,316
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$46,781,524	$56,937,241
Class M	19,082,301	22,132,767
Class C	2,732,690	3,098,014
Class I	48,702,088	57,743,231
Class Z	2,120,192	1,941,461
Class Z6	6,836,659	5,696,939
Total	$126,255,454	$147,549,653
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$28,886,398	$32,635,427
Class M	11,877,418	12,723,832
Class C	1,562,908	1,535,354
Class I	35,036,064	38,645,051
Class Z	1,611,651	1,446,099
Class Z6	5,310,434	4,100,077
Total	$84,284,873	$91,085,840
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$22,282,683	$25,881,495
Class M	9,107,360	10,022,376
Class C	1,496,091	1,485,553
Class I	29,985,924	32,688,315
Class Z	1,198,514	1,005,359
Class Z6	4,464,339	3,209,943
Total	$68,534,911	$74,293,041
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$12,416,392	$13,547,758
Class M	5,029,525	5,026,455
Class C	733,514	650,918
Class I	19,009,856	19,340,100
Class Z	717,857	559,593
Class Z6	2,705,892	1,954,224
Total	$40,613,036	$41,079,048
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$4,292,951	$4,221,456
Class M	1,585,074	1,378,867
Class C	282,743	232,094
Class I	6,543,088	5,923,577
Class Z	246,384	151,102
Class Z6	907,944	573,340
Total	$13,858,184	$12,480,436
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$259,990	$136,992
Class M	31,892	17,678
Class C	10,914	5,872
Class I	333,285	156,022
Class Z	15,132	9,465
Class Z6	63,476	28,915
Total	$714,689	$354,944

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2021	Year ended March 31, 2021	Six months ended September 30, 2021	Year ended March 31, 2021
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	833,225	2,235,730	$9,657,694	$25,345,484
Reinvestment of distributions	113,160	217,623	1,305,530	2,438,663
Shares redeemed	(702,962)	(1,903,413)	(8,165,807)	(21,519,775)
Net increase (decrease)	243,423	549,940	$2,797,417	$6,264,372
Class M
Shares sold	330,031	704,662	$3,827,237	$7,903,432
Reinvestment of distributions	51,882	110,920	597,259	1,238,714
Shares redeemed	(491,069)	(1,123,480)	(5,685,546)	(12,702,451)
Net increase (decrease)	(109,156)	(307,898)	$(1,261,050)	$(3,560,305)
Class C
Shares sold	110,894	139,160	$1,279,971	$1,573,537
Reinvestment of distributions	11,338	20,169	130,052	224,976
Shares redeemed	(176,603)	(193,677)	(2,032,998)	(2,170,624)
Net increase (decrease)	(54,371)	(34,348)	$(622,975)	$(372,111)
Class I
Shares sold	1,372,634	2,421,023	$16,042,029	$27,237,670
Reinvestment of distributions	139,518	290,427	1,616,035	3,256,700
Shares redeemed	(1,019,456)	(2,997,761)	(11,890,731)	(34,042,397)
Net increase (decrease)	492,696	(286,311)	$5,767,333	$(3,548,027)
Class Z
Shares sold	114,294	821,174	$1,332,727	$9,249,865
Reinvestment of distributions	8,863	15,816	102,576	178,750
Shares redeemed	(84,473)	(359,725)	(986,369)	(4,110,384)
Net increase (decrease)	38,684	477,265	$448,934	$5,318,231
Class Z6
Shares sold	345,081	745,826	$4,016,078	$8,408,823
Reinvestment of distributions	37,521	77,081	434,310	864,533
Shares redeemed	(422,906)	(793,697)	(4,924,421)	(8,838,388)
Net increase (decrease)	(40,304)	29,210	$(474,033)	$434,968
Fidelity Advisor Freedom 2005 Fund
Class A
Shares sold	274,538	1,139,535	$3,309,154	$13,359,648
Reinvestment of distributions	160,115	327,516	1,898,965	3,782,165
Shares redeemed	(961,532)	(1,951,283)	(11,615,202)	(23,046,624)
Net increase (decrease)	(526,879)	(484,232)	$(6,407,083)	$(5,904,811)
Class M
Shares sold	138,230	466,737	$1,667,467	$5,449,495
Reinvestment of distributions	47,178	95,054	558,588	1,096,045
Shares redeemed	(174,963)	(831,095)	(2,108,700)	(9,660,283)
Net increase (decrease)	10,445	(269,304)	$117,355	$(3,114,743)
Class C
Shares sold	12,183	11,942	$146,530	$139,247
Reinvestment of distributions	2,915	5,961	34,568	68,876
Shares redeemed	(17,621)	(55,734)	(211,203)	(664,158)
Net increase (decrease)	(2,523)	(37,831)	$(30,105)	$(456,035)
Class I
Shares sold	537,830	1,700,893	$6,524,161	$20,150,422
Reinvestment of distributions	120,091	241,860	1,435,083	2,824,652
Shares redeemed	(910,132)	(1,685,295)	(11,065,635)	(20,053,782)
Net increase (decrease)	(252,211)	257,458	$(3,106,391)	$2,921,292
Class Z
Shares sold	180,023	125,383	$2,174,116	$1,477,284
Reinvestment of distributions	8,785	15,091	104,362	175,290
Shares redeemed	(34,059)	(61,170)	(409,630)	(726,061)
Net increase (decrease)	154,749	79,304	$1,868,848	$926,513
Class Z6
Shares sold	133,545	177,935	$1,624,496	$2,104,847
Reinvestment of distributions	10,934	16,185	130,117	189,328
Shares redeemed	(108,764)	(71,513)	(1,315,289)	(849,190)
Net increase (decrease)	35,715	122,607	$439,324	$1,444,985
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	657,206	1,599,587	$8,254,499	$19,312,106
Reinvestment of distributions	476,464	838,641	5,865,271	9,924,521
Shares redeemed	(1,818,408)	(4,181,719)	(22,830,014)	(50,618,551)
Net increase (decrease)	(684,738)	(1,743,491)	$(8,710,244)	$(21,381,924)
Class M
Shares sold	349,802	815,263	$4,372,925	$9,831,807
Reinvestment of distributions	205,221	332,260	2,511,899	3,915,861
Shares redeemed	(707,125)	(1,489,485)	(8,814,202)	(17,897,383)
Net increase (decrease)	(152,102)	(341,962)	$(1,929,378)	$(4,149,715)
Class C
Shares sold	93,027	29,489	$1,158,329	$356,202
Reinvestment of distributions	18,821	35,634	229,433	415,816
Shares redeemed	(239,144)	(305,795)	(2,961,055)	(3,696,596)
Net increase (decrease)	(127,296)	(240,672)	$(1,573,293)	$(2,924,578)
Class I
Shares sold	1,195,532	1,911,784	$15,069,826	$23,185,948
Reinvestment of distributions	327,991	589,296	4,053,965	7,016,916
Shares redeemed	(1,321,629)	(3,148,979)	(16,710,439)	(38,451,422)
Net increase (decrease)	201,894	(647,899)	$2,413,352	$(8,248,558)
Class Z
Shares sold	148,312	125,517	$1,865,180	$1,506,454
Reinvestment of distributions	21,663	33,696	266,023	399,265
Shares redeemed	(24,967)	(176,541)	(314,146)	(2,150,314)
Net increase (decrease)	145,008	(17,328)	$1,817,057	$(244,595)
Class Z6
Shares sold	267,429	461,188	$3,376,342	$5,669,947
Reinvestment of distributions	39,724	55,059	488,999	656,389
Shares redeemed	(136,079)	(268,301)	(1,708,402)	(3,214,726)
Net increase (decrease)	171,074	247,946	$2,156,939	$3,111,610
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	1,366,052	3,502,330	$17,228,485	$42,131,861
Reinvestment of distributions	1,294,258	2,358,486	15,958,207	27,384,704
Shares redeemed	(4,219,278)	(8,885,582)	(53,337,884)	(106,445,525)
Net increase (decrease)	(1,558,968)	(3,024,766)	$(20,151,192)	$(36,928,960)
Class M
Shares sold	567,577	1,024,650	$7,152,010	$12,292,161
Reinvestment of distributions	448,381	805,594	5,510,598	9,324,100
Shares redeemed	(1,426,124)	(2,727,467)	(17,992,623)	(32,664,160)
Net increase (decrease)	(410,166)	(897,223)	$(5,330,015)	$(11,047,899)
Class C
Shares sold	56,742	171,966	$708,356	$2,062,866
Reinvestment of distributions	71,579	122,932	873,264	1,411,622
Shares redeemed	(541,700)	(534,156)	(6,707,767)	(6,429,579)
Net increase (decrease)	(413,379)	(239,258)	$(5,126,147)	$(2,955,091)
Class I
Shares sold	1,875,042	3,628,024	$23,903,107	$43,873,324
Reinvestment of distributions	853,578	1,581,589	10,627,047	18,547,980
Shares redeemed	(3,137,627)	(7,072,887)	(40,147,627)	(85,706,324)
Net increase (decrease)	(409,007)	(1,863,274)	$(5,617,473)	$(23,285,020)
Class Z
Shares sold	451,630	507,928	$5,728,666	$6,111,056
Reinvestment of distributions	69,384	109,834	856,893	1,286,341
Shares redeemed	(173,510)	(467,841)	(2,189,590)	(5,484,948)
Net increase (decrease)	347,504	149,921	$4,395,969	$1,912,449
Class Z6
Shares sold	474,708	1,604,770	$6,017,856	$19,826,691
Reinvestment of distributions	94,611	123,912	1,173,171	1,467,914
Shares redeemed	(378,491)	(929,525)	(4,817,600)	(11,459,501)
Net increase (decrease)	190,828	799,157	$2,373,427	$9,835,104
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	4,092,802	9,431,663	$58,249,849	$125,196,295
Reinvestment of distributions	2,858,224	4,894,091	39,700,727	62,805,611
Shares redeemed	(9,170,619)	(21,264,407)	(130,764,259)	(283,486,491)
Net increase (decrease)	(2,219,593)	(6,938,653)	$(32,813,683)	$(95,484,585)
Class M
Shares sold	1,087,231	3,173,253	$15,462,712	$42,203,298
Reinvestment of distributions	1,021,266	1,651,673	14,164,959	21,168,692
Shares redeemed	(2,539,336)	(6,874,405)	(36,162,558)	(91,487,432)
Net increase (decrease)	(430,839)	(2,049,479)	$(6,534,887)	$(28,115,442)
Class C
Shares sold	286,286	577,220	$4,035,042	$7,614,882
Reinvestment of distributions	172,119	263,593	2,359,753	3,341,676
Shares redeemed	(1,148,037)	(1,213,950)	(15,998,894)	(15,997,506)
Net increase (decrease)	(689,632)	(373,137)	$(9,604,099)	$(5,040,948)
Class I
Shares sold	4,294,852	12,183,389	$61,761,064	$163,095,678
Reinvestment of distributions	2,371,311	4,100,188	33,245,784	53,126,318
Shares redeemed	(8,432,379)	(20,178,633)	(121,530,429)	(271,153,691)
Net increase (decrease)	(1,766,216)	(3,895,056)	$(26,523,581)	$(54,931,695)
Class Z
Shares sold	757,985	966,136	$10,815,255	$13,096,326
Reinvestment of distributions	151,003	226,420	2,100,446	2,932,725
Shares redeemed	(453,468)	(813,593)	(6,492,994)	(10,921,495)
Net increase (decrease)	455,520	378,963	$6,422,707	$5,107,556
Class Z6
Shares sold	1,327,773	3,096,617	$19,043,184	$42,057,610
Reinvestment of distributions	316,150	429,405	4,410,290	5,599,835
Shares redeemed	(1,602,081)	(1,823,031)	(23,016,713)	(24,218,192)
Net increase (decrease)	41,842	1,702,991	$436,761	$23,439,253
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	7,612,855	17,043,365	$112,538,402	$231,352,969
Reinvestment of distributions	3,547,511	5,898,781	51,190,613	76,586,993
Shares redeemed	(12,286,679)	(25,991,947)	(182,038,555)	(352,543,272)
Net increase (decrease)	(1,126,313)	(3,049,801)	$(18,309,540)	$(44,603,310)
Class M
Shares sold	2,102,497	4,717,527	$31,214,489	$63,842,096
Reinvestment of distributions	1,221,108	1,953,851	17,645,011	25,334,702
Shares redeemed	(2,982,589)	(8,475,764)	(44,202,022)	(114,413,281)
Net increase (decrease)	341,016	(1,804,386)	$4,657,478	$(25,236,483)
Class C
Shares sold	281,286	690,767	$4,070,578	$9,279,485
Reinvestment of distributions	173,848	270,239	2,452,994	3,416,666
Shares redeemed	(966,574)	(1,306,698)	(13,892,325)	(17,415,040)
Net increase (decrease)	(511,440)	(345,692)	$(7,368,753)	$(4,718,889)
Class I
Shares sold	8,159,337	18,869,667	$122,153,334	$258,302,688
Reinvestment of distributions	3,146,622	5,226,551	45,909,216	68,666,963
Shares redeemed	(11,169,726)	(24,331,686)	(167,379,527)	(331,324,363)
Net increase (decrease)	136,233	(235,468)	$683,023	$(4,354,712)
Class Z
Shares sold	1,678,289	1,443,507	$24,983,721	$20,025,136
Reinvestment of distributions	176,285	245,518	2,550,847	3,227,375
Shares redeemed	(377,987)	(695,804)	(5,624,443)	(9,461,355)
Net increase (decrease)	1,476,587	993,221	$21,910,125	$13,791,156
Class Z6
Shares sold	2,442,994	4,812,512	$36,399,861	$66,455,017
Reinvestment of distributions	410,113	548,252	5,958,937	7,262,722
Shares redeemed	(2,313,102)	(2,195,854)	(34,588,034)	(30,038,236)
Net increase (decrease)	540,005	3,164,910	$7,770,764	$43,679,503
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	6,696,666	14,450,751	$108,670,999	$210,607,852
Reinvestment of distributions	3,501,318	5,898,819	55,320,826	82,034,909
Shares redeemed	(9,926,897)	(23,240,151)	(161,178,623)	(340,347,964)
Net increase (decrease)	271,087	(2,890,581)	$2,813,202	$(47,705,203)
Class M
Shares sold	2,380,945	5,351,504	$38,372,070	$77,685,363
Reinvestment of distributions	1,368,464	2,196,766	21,457,519	30,338,954
Shares redeemed	(2,970,328)	(8,158,254)	(47,839,104)	(117,825,483)
Net increase (decrease)	779,081	(609,984)	$11,990,485	$(9,801,166)
Class C
Shares sold	380,519	726,941	$6,020,882	$10,441,689
Reinvestment of distributions	200,315	301,248	3,080,851	4,072,149
Shares redeemed	(914,333)	(1,197,137)	(14,324,254)	(17,207,670)
Net increase (decrease)	(333,499)	(168,948)	$(5,222,521)	$(2,693,832)
Class I
Shares sold	8,726,894	20,320,256	$142,671,575	$298,795,613
Reinvestment of distributions	3,407,816	5,689,519	54,252,434	79,829,517
Shares redeemed	(10,433,862)	(23,835,499)	(170,975,450)	(349,410,864)
Net increase (decrease)	1,700,848	2,174,276	$25,948,559	$29,214,266
Class Z
Shares sold	1,515,806	1,197,642	$24,661,486	$17,513,265
Reinvestment of distributions	177,060	250,203	2,795,773	3,513,833
Shares redeemed	(248,626)	(591,462)	(4,005,634)	(8,545,973)
Net increase (decrease)	1,444,240	856,383	$23,451,625	$12,481,125
Class Z6
Shares sold	2,733,963	5,238,664	$44,483,503	$79,128,455
Reinvestment of distributions	477,370	605,508	7,566,309	8,610,966
Shares redeemed	(2,168,079)	(1,812,320)	(35,308,522)	(26,929,863)
Net increase (decrease)	1,043,254	4,031,852	$16,741,290	$60,809,558
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	6,536,916	12,745,894	$106,754,094	$180,877,431
Reinvestment of distributions	3,082,106	4,931,603	48,943,836	65,328,886
Shares redeemed	(8,364,515)	(19,536,651)	(136,884,406)	(278,275,054)
Net increase (decrease)	1,254,507	(1,859,154)	$18,813,524	$(32,068,737)
Class M
Shares sold	2,306,581	5,027,991	$37,136,930	$70,690,291
Reinvestment of distributions	1,209,100	1,877,271	18,922,409	24,479,138
Shares redeemed	(2,504,443)	(7,420,144)	(40,223,677)	(104,431,074)
Net increase (decrease)	1,011,238	(514,882)	$15,835,662	$(9,261,645)
Class C
Shares sold	281,673	589,666	$4,403,464	$8,101,471
Reinvestment of distributions	157,990	226,626	2,407,771	2,870,863
Shares redeemed	(775,320)	(759,576)	(12,048,332)	(10,379,060)
Net increase (decrease)	(335,657)	56,716	$(5,237,097)	$593,274
Class I
Shares sold	7,371,240	18,572,423	$121,739,625	$265,452,429
Reinvestment of distributions	3,046,884	4,834,164	48,872,016	64,952,173
Shares redeemed	(8,545,720)	(21,055,945)	(141,529,199)	(299,130,740)
Net increase (decrease)	1,872,404	2,350,642	$29,082,442	$31,273,862
Class Z
Shares sold	1,478,817	1,027,427	$24,306,097	$14,564,561
Reinvestment of distributions	150,962	191,974	2,401,806	2,597,042
Shares redeemed	(162,308)	(329,885)	(2,653,765)	(4,629,276)
Net increase (decrease)	1,467,471	889,516	$24,054,138	$12,532,327
Class Z6
Shares sold	2,257,531	4,805,545	$37,279,169	$71,285,133
Reinvestment of distributions	426,651	464,398	6,834,944	6,356,350
Shares redeemed	(1,641,547)	(1,494,278)	(27,013,233)	(21,550,231)
Net increase (decrease)	1,042,635	3,775,665	$17,100,880	$56,091,252
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	4,841,978	11,088,110	$86,721,103	$168,289,951
Reinvestment of distributions	2,659,268	4,031,211	46,244,672	56,477,993
Shares redeemed	(7,377,919)	(18,441,716)	(132,617,048)	(282,099,262)
Net increase (decrease)	123,327	(3,322,395)	$348,727	$(57,331,318)
Class M
Shares sold	1,687,746	4,007,260	$30,071,184	$60,718,878
Reinvestment of distributions	1,105,325	1,586,610	19,055,806	22,021,734
Shares redeemed	(1,963,051)	(6,292,100)	(34,851,298)	(94,677,902)
Net increase (decrease)	830,020	(698,230)	$14,275,692	$(11,937,290)
Class C
Shares sold	167,833	418,741	$2,896,414	$6,191,883
Reinvestment of distributions	162,722	229,971	2,722,331	3,082,923
Shares redeemed	(886,232)	(810,299)	(15,143,875)	(12,145,392)
Net increase (decrease)	(555,677)	(161,587)	$(9,525,130)	$(2,870,586)
Class I
Shares sold	6,696,843	16,269,650	$121,372,457	$250,179,380
Reinvestment of distributions	2,681,699	3,936,511	47,090,632	56,008,263
Shares redeemed	(6,575,223)	(19,052,246)	(119,301,632)	(292,128,846)
Net increase (decrease)	2,803,319	1,153,915	$49,161,457	$14,058,797
Class Z
Shares sold	1,079,827	1,077,828	$19,476,984	$16,509,881
Reinvestment of distributions	121,470	133,713	2,114,793	1,935,717
Shares redeemed	(95,055)	(369,652)	(1,708,520)	(5,689,099)
Net increase (decrease)	1,106,242	841,889	$19,883,257	$12,756,499
Class Z6
Shares sold	1,994,164	4,180,386	$36,021,948	$66,988,095
Reinvestment of distributions	390,341	390,936	6,834,874	5,694,932
Shares redeemed	(1,477,532)	(1,334,628)	(26,535,557)	(20,719,533)
Net increase (decrease)	906,973	3,236,694	$16,321,265	$51,963,494
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	4,576,481	11,191,576	$64,567,117	$133,453,232
Reinvestment of distributions	2,098,712	2,950,953	28,752,354	32,543,699
Shares redeemed	(7,206,859)	(15,915,683)	(101,974,556)	(191,641,624)
Net increase (decrease)	(531,666)	(1,773,154)	$(8,655,085)	$(25,644,693)
Class M
Shares sold	1,860,498	3,854,236	$25,938,211	$45,270,063
Reinvestment of distributions	877,699	1,170,123	11,875,271	12,709,640
Shares redeemed	(2,066,138)	(5,470,768)	(28,811,189)	(63,750,883)
Net increase (decrease)	672,059	(446,409)	$9,002,293	$(5,771,180)
Class C
Shares sold	152,231	420,321	$2,076,070	$4,815,222
Reinvestment of distributions	117,570	144,445	1,556,623	1,529,287
Shares redeemed	(523,504)	(470,241)	(7,087,089)	(5,458,489)
Net increase (decrease)	(253,703)	94,525	$(3,454,396)	$886,020
Class I
Shares sold	7,448,687	16,525,488	$106,324,955	$198,984,474
Reinvestment of distributions	2,422,541	3,316,272	33,503,736	37,066,639
Shares redeemed	(6,246,720)	(18,908,867)	(89,220,458)	(226,787,258)
Net increase (decrease)	3,624,508	932,893	$50,608,233	$9,263,855
Class Z
Shares sold	859,410	927,795	$12,215,506	$11,236,523
Reinvestment of distributions	117,553	127,632	1,611,651	1,444,539
Shares redeemed	(143,511)	(273,947)	(2,035,704)	(3,187,870)
Net increase (decrease)	833,452	781,480	$11,791,453	$9,493,192
Class Z6
Shares sold	2,368,045	4,475,576	$33,707,338	$55,829,092
Reinvestment of distributions	384,182	357,495	5,305,550	4,100,077
Shares redeemed	(1,826,418)	(1,357,321)	(25,941,509)	(16,771,610)
Net increase (decrease)	925,809	3,475,750	$13,071,379	$43,157,559
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	4,375,344	10,461,752	$61,786,139	$123,898,202
Reinvestment of distributions	1,616,162	2,350,241	22,157,576	25,805,835
Shares redeemed	(6,152,761)	(13,356,309)	(87,264,037)	(161,529,200)
Net increase (decrease)	(161,255)	(544,316)	$(3,320,322)	$(11,825,163)
Class M
Shares sold	1,516,640	3,666,000	$21,219,366	$43,189,465
Reinvestment of distributions	670,632	922,314	9,107,183	10,007,819
Shares redeemed	(1,648,398)	(4,896,373)	(23,061,602)	(57,671,647)
Net increase (decrease)	538,874	(308,059)	$7,264,947	$(4,474,363)
Class C
Shares sold	208,707	509,340	$2,858,759	$5,940,775
Reinvestment of distributions	111,735	139,713	1,488,304	1,480,154
Shares redeemed	(463,040)	(508,675)	(6,294,191)	(6,064,835)
Net increase (decrease)	(142,598)	140,378	$(1,947,128)	$1,356,094
Class I
Shares sold	7,039,531	15,204,297	$100,600,408	$182,833,214
Reinvestment of distributions	2,080,449	2,813,838	28,793,414	31,355,113
Shares redeemed	(5,325,531)	(15,355,290)	(76,088,315)	(184,145,720)
Net increase (decrease)	3,794,449	2,662,845	$53,305,507	$30,042,607
Class Z
Shares sold	711,906	920,087	$10,135,009	$11,271,700
Reinvestment of distributions	87,264	88,503	1,198,129	1,004,896
Shares redeemed	(126,964)	(285,489)	(1,799,418)	(3,386,319)
Net increase (decrease)	672,206	723,101	$9,533,720	$8,890,277
Class Z6
Shares sold	1,843,493	4,164,432	$26,288,517	$51,802,873
Reinvestment of distributions	322,948	279,485	4,463,138	3,208,831
Shares redeemed	(1,337,926)	(872,299)	(18,986,679)	(10,735,970)
Net increase (decrease)	828,515	3,571,618	$11,764,976	$44,275,734
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	2,812,042	7,201,619	$44,533,871	$95,780,791
Reinvestment of distributions	800,855	1,100,380	12,317,155	13,481,125
Shares redeemed	(4,455,284)	(7,505,755)	(71,055,695)	(102,029,481)
Net increase (decrease)	(842,387)	796,244	$(14,204,669)	$7,232,435
Class M
Shares sold	997,531	2,323,581	$15,656,342	$30,661,854
Reinvestment of distributions	329,601	414,536	5,026,407	5,020,721
Shares redeemed	(935,070)	(2,338,534)	(14,652,691)	(31,319,085)
Net increase (decrease)	392,062	399,583	$6,030,058	$4,363,490
Class C
Shares sold	93,257	246,332	$1,445,533	$3,195,857
Reinvestment of distributions	48,577	54,530	732,059	649,972
Shares redeemed	(147,645)	(157,772)	(2,274,939)	(2,142,717)
Net increase (decrease)	(5,811)	143,090	$(97,347)	$1,703,112
Class I
Shares sold	4,880,878	9,698,105	$78,077,733	$129,655,186
Reinvestment of distributions	1,156,116	1,465,469	17,896,682	18,143,614
Shares redeemed	(3,244,903)	(9,182,324)	(51,798,853)	(122,933,697)
Net increase (decrease)	2,792,091	1,981,250	$44,175,562	$24,865,103
Class Z
Shares sold	454,962	646,572	$7,208,935	$8,858,276
Reinvestment of distributions	46,746	43,817	717,547	559,586
Shares redeemed	(117,794)	(160,552)	(1,866,422)	(2,148,115)
Net increase (decrease)	383,914	529,837	$6,060,060	$7,269,747
Class Z6
Shares sold	1,193,669	2,396,671	$19,034,877	$33,205,378
Reinvestment of distributions	174,978	154,674	2,705,155	1,954,044
Shares redeemed	(760,095)	(864,315)	(12,069,143)	(11,793,097)
Net increase (decrease)	608,552	1,687,030	$9,670,889	$23,366,325
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	1,704,310	3,931,869	$24,595,473	$47,411,935
Reinvestment of distributions	303,879	377,693	4,260,386	4,207,497
Shares redeemed	(2,047,292)	(3,110,815)	(29,703,202)	(38,578,377)
Net increase (decrease)	(39,103)	1,198,747	$(847,343)	$13,041,055
Class M
Shares sold	648,385	1,510,467	$9,317,219	$18,419,860
Reinvestment of distributions	113,463	124,299	1,585,074	1,378,867
Shares redeemed	(452,921)	(941,887)	(6,503,495)	(11,571,055)
Net increase (decrease)	308,927	692,879	$4,398,798	$8,227,672
Class C
Shares sold	94,234	169,027	$1,349,584	$1,992,858
Reinvestment of distributions	20,257	21,271	281,768	231,734
Shares redeemed	(35,906)	(116,309)	(511,266)	(1,409,448)
Net increase (decrease)	78,585	73,989	$1,120,086	$815,144
Class I
Shares sold	3,121,248	5,738,684	$45,352,569	$69,292,017
Reinvestment of distributions	437,991	493,664	6,171,299	5,558,415
Shares redeemed	(1,730,624)	(3,989,277)	(25,154,543)	(48,515,420)
Net increase (decrease)	1,828,615	2,243,071	$26,369,325	$26,335,012
Class Z
Shares sold	277,214	301,152	$3,993,210	$3,813,013
Reinvestment of distributions	17,594	12,820	246,323	151,089
Shares redeemed	(35,102)	(59,901)	(507,922)	(725,312)
Net increase (decrease)	259,706	254,071	$3,731,611	$3,238,790
Class Z6
Shares sold	688,151	1,206,323	$10,008,145	$15,062,917
Reinvestment of distributions	64,484	49,814	907,932	573,340
Shares redeemed	(279,121)	(361,627)	(4,040,218)	(4,536,691)
Net increase (decrease)	473,514	894,510	$6,875,859	$11,099,566
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	438,633	739,669	$5,836,533	$8,417,225
Reinvestment of distributions	20,068	12,229	259,879	136,931
Shares redeemed	(220,500)	(233,138)	(2,943,493)	(2,703,211)
Net increase (decrease)	238,201	518,760	$3,152,919	$5,850,945
Class M
Shares sold	160,725	77,047	$2,127,988	$871,743
Reinvestment of distributions	2,463	1,597	31,892	17,678
Shares redeemed	(62,348)	(21,491)	(829,130)	(252,002)
Net increase (decrease)	100,840	57,153	$1,330,750	$637,419
Class C
Shares sold	10,775	13,545	$142,735	$156,152
Reinvestment of distributions	845	556	10,914	5,871
Shares redeemed	(3,698)	(1,727)	(49,097)	(18,627)
Net increase (decrease)	7,922	12,374	$104,552	$143,396
Class I
Shares sold	598,170	908,443	$7,982,162	$10,525,557
Reinvestment of distributions	25,481	13,914	330,738	156,022
Shares redeemed	(207,175)	(283,365)	(2,766,289)	(3,243,374)
Net increase (decrease)	416,476	638,992	$5,546,611	$7,438,205
Class Z
Shares sold	44,376	24,345	$593,804	$282,306
Reinvestment of distributions	1,162	847	15,132	9,465
Shares redeemed	(9,234)	(4,241)	(123,784)	(50,621)
Net increase (decrease)	36,304	20,951	$485,152	$241,150
Class Z6
Shares sold	163,893	183,979	$2,197,965	$2,253,917
Reinvestment of distributions	4,872	2,709	63,476	28,915
Shares redeemed	(75,727)	(96,498)	(1,013,096)	(985,713)
Net increase (decrease)	93,038	90,190	$1,248,345	$1,297,119

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Series Equity Growth Fund	10%	13%	15%	16%	11%
Fidelity Advisor Series Growth Opportunities Fund	10%	13%	15%	15%	11%
Fidelity Advisor Series Small Cap Fund	10%	13%	15%	16%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	90%
Fidelity Advisor Series Growth Opportunities Fund	90%
Fidelity Advisor Series Small Cap Fund	90%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 to September 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period-B April 1, 2021 to September 30, 2021
Fidelity Advisor Freedom Income Fund
Class A	.71%
Actual		$1,000.00	$1,024.60	$3.60
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class M	.97%
Actual		$1,000.00	$1,023.90	$4.92
Hypothetical-C		$1,000.00	$1,020.21	$4.91
Class C	1.47%
Actual		$1,000.00	$1,021.80	$7.45
Hypothetical-C		$1,000.00	$1,017.70	$7.44
Class I	.46%
Actual		$1,000.00	$1,026.60	$2.34
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class Z	.41%
Actual		$1,000.00	$1,026.80	$2.08
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class Z6	.36%
Actual		$1,000.00	$1,027.00	$1.83
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Fidelity Advisor Freedom 2005 Fund
Class A	.72%
Actual		$1,000.00	$1,026.70	$3.66
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class M	.97%
Actual		$1,000.00	$1,025.20	$4.92
Hypothetical-C		$1,000.00	$1,020.21	$4.91
Class C	1.46%
Actual		$1,000.00	$1,023.40	$7.41
Hypothetical-C		$1,000.00	$1,017.75	$7.39
Class I	.47%
Actual		$1,000.00	$1,028.00	$2.39
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class Z	.41%
Actual		$1,000.00	$1,029.20	$2.09
Hypothetical-C		$1,000.00	$1,023.01	$2.08
Class Z6	.36%
Actual		$1,000.00	$1,028.50	$1.83
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Fidelity Advisor Freedom 2010 Fund
Class A	.75%
Actual		$1,000.00	$1,030.70	$3.82
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class M	1.00%
Actual		$1,000.00	$1,029.60	$5.09
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class C	1.50%
Actual		$1,000.00	$1,026.40	$7.62
Hypothetical-C		$1,000.00	$1,017.55	$7.59
Class I	.50%
Actual		$1,000.00	$1,032.00	$2.55
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class Z	.44%
Actual		$1,000.00	$1,032.50	$2.24
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.38%
Actual		$1,000.00	$1,032.60	$1.94
Hypothetical-C		$1,000.00	$1,023.16	$1.93
Fidelity Advisor Freedom 2015 Fund
Class A	.79%
Actual		$1,000.00	$1,034.40	$4.03
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,032.70	$5.30
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,031.30	$7.84
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Class I	.54%
Actual		$1,000.00	$1,035.50	$2.76
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.47%
Actual		$1,000.00	$1,036.00	$2.40
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class Z6	.40%
Actual		$1,000.00	$1,036.90	$2.04
Hypothetical-C		$1,000.00	$1,023.06	$2.03
Fidelity Advisor Freedom 2020 Fund
Class A	.83%
Actual		$1,000.00	$1,038.20	$4.24
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.08%
Actual		$1,000.00	$1,036.80	$5.51
Hypothetical-C		$1,000.00	$1,019.65	$5.47
Class C	1.59%
Actual		$1,000.00	$1,034.20	$8.11
Hypothetical-C		$1,000.00	$1,017.10	$8.04
Class I	.58%
Actual		$1,000.00	$1,039.50	$2.97
Hypothetical-C		$1,000.00	$1,022.16	$2.94
Class Z	.51%
Actual		$1,000.00	$1,040.00	$2.61
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Class Z6	.42%
Actual		$1,000.00	$1,040.20	$2.15
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Fidelity Advisor Freedom 2025 Fund
Class A	.88%
Actual		$1,000.00	$1,040.90	$4.50
Hypothetical-C		$1,000.00	$1,020.66	$4.46
Class M	1.13%
Actual		$1,000.00	$1,039.50	$5.78
Hypothetical-C		$1,000.00	$1,019.40	$5.72
Class C	1.63%
Actual		$1,000.00	$1,036.80	$8.32
Hypothetical-C		$1,000.00	$1,016.90	$8.24
Class I	.63%
Actual		$1,000.00	$1,041.90	$3.22
Hypothetical-C		$1,000.00	$1,021.91	$3.19
Class Z	.54%
Actual		$1,000.00	$1,043.00	$2.77
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z6	.44%
Actual		$1,000.00	$1,043.50	$2.25
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Fidelity Advisor Freedom 2030 Fund
Class A	.92%
Actual		$1,000.00	$1,043.90	$4.71
Hypothetical-C		$1,000.00	$1,020.46	$4.66
Class M	1.17%
Actual		$1,000.00	$1,042.90	$5.99
Hypothetical-C		$1,000.00	$1,019.20	$5.92
Class C	1.67%
Actual		$1,000.00	$1,039.70	$8.54
Hypothetical-C		$1,000.00	$1,016.70	$8.44
Class I	.67%
Actual		$1,000.00	$1,045.50	$3.44
Hypothetical-C		$1,000.00	$1,021.71	$3.40
Class Z	.58%
Actual		$1,000.00	$1,045.90	$2.97
Hypothetical-C		$1,000.00	$1,022.16	$2.94
Class Z6	.46%
Actual		$1,000.00	$1,047.00	$2.36
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Fidelity Advisor Freedom 2035 Fund
Class A	.96%
Actual		$1,000.00	$1,048.20	$4.93
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class M	1.21%
Actual		$1,000.00	$1,047.60	$6.21
Hypothetical-C		$1,000.00	$1,019.00	$6.12
Class C	1.71%
Actual		$1,000.00	$1,044.80	$8.77
Hypothetical-C		$1,000.00	$1,016.50	$8.64
Class I	.71%
Actual		$1,000.00	$1,050.30	$3.65
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class Z	.61%
Actual		$1,000.00	$1,050.70	$3.14
Hypothetical-C		$1,000.00	$1,022.01	$3.09
Class Z6	.48%
Actual		$1,000.00	$1,051.60	$2.47
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Fidelity Advisor Freedom 2040 Fund
Class A	1.00%
Actual		$1,000.00	$1,051.50	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,050.10	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,048.00	$8.98
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,053.40	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,053.80	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,054.70	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2045 Fund
Class A	1.00%
Actual		$1,000.00	$1,051.50	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,050.70	$6.43
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,047.80	$8.98
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,053.30	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,053.80	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,054.90	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2050 Fund
Class A	1.00%
Actual		$1,000.00	$1,051.70	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,050.70	$6.43
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,048.50	$8.99
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,053.50	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,053.10	$3.29
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,055.10	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2055 Fund
Class A	1.00%
Actual		$1,000.00	$1,051.80	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,050.20	$6.42
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,048.00	$8.98
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,053.40	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,053.90	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,054.20	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2060 Fund
Class A	1.00%
Actual		$1,000.00	$1,052.30	$5.14
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,050.70	$6.43
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,047.90	$8.98
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,052.80	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,053.50	$3.29
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,054.20	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Fidelity Advisor Freedom 2065 Fund
Class A	1.00%
Actual		$1,000.00	$1,052.40	$5.15
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.24%
Actual		$1,000.00	$1,050.90	$6.38
Hypothetical-C		$1,000.00	$1,018.85	$6.28
Class C	1.75%
Actual		$1,000.00	$1,048.30	$8.99
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Class I	.75%
Actual		$1,000.00	$1,052.90	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class Z	.64%
Actual		$1,000.00	$1,053.50	$3.29
Hypothetical-C		$1,000.00	$1,021.86	$3.24
Class Z6	.49%
Actual		$1,000.00	$1,054.70	$2.52
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of a representative class (Class I) of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for Freedom Advisor Freedom 2065 Fund, the most recent one-year period). No performance peer group information was considered by the Board due to the fact that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board.

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, passively managed, or partly actively and partly passively managed. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class I) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a supplemental comparison against target date funds with holdings that are actively managed, passively managed, or partly actively and partly passively managed.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio (including expenses of the Series Funds) of Class I: (i) ranked below the similar sales load structure group competitive median for 2020 for Fidelity Advisor Freedom 2005 Fund and Fidelity Advisor Freedom Income Fund; (ii) ranked equal to the similar sales load structure group competitive median for 2020 for Fidelity Advisor Freedom 2010 Fund; and (iii) ranked above the similar sales load structure group competitive median for 2020 for Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund.

The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail classes of competitor target dates funds of a similar vintage with holdings that are actively managed, Class I of each fund would be at or below the competitive median of the similar sales load structure group for 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class Z6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 of a fund except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of Class Z6 of the applicable fund (for each fund, except Fidelity Advisor Freedom 2065 Fund).

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

AFF-SANN-1121
1.792138.118

Fidelity Flex® Freedom Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2021

Contents

Note to Shareholders
Fidelity Flex® Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

In May 2021, the Board approved Fidelity’s request to modify the glide paths and strategic asset allocations for Fidelity’s target date funds and related composite benchmark changes.

Fidelity Flex® Freedom Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	12.2
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Government Bond Index Fund	10.6
Fidelity Series Inflation-Protected Bond Index Fund	9.8
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Government Money Market Fund 0.07%	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.0
Fidelity Series Short-Term Credit Fund	3.7
77.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.1%
International Equity Funds	12.9%
Bond Funds	57.7%
Short-Term Funds	20.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend Income Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	114	$1,830
Fidelity Series Commodity Strategy Fund (a)	873	3,623
Fidelity Series Large Cap Growth Index Fund (a)	65	1,160
Fidelity Series Large Cap Stock Fund (a)	69	1,271
Fidelity Series Large Cap Value Index Fund (a)	159	2,440
Fidelity Series Small Cap Opportunities Fund (a)	43	610
Fidelity Series Value Discovery Fund (a)	54	900
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,221)		11,834

International Equity Funds - 12.9%
Fidelity Series Canada Fund (a)	64	878
Fidelity Series Emerging Markets Fund (a)	72	792
Fidelity Series Emerging Markets Opportunities Fund (a)	293	7,137
Fidelity Series International Growth Fund (a)	107	2,107
Fidelity Series International Index Fund (a)	73	886
Fidelity Series International Small Cap Fund (a)	32	748
Fidelity Series International Value Fund (a)	188	2,109
Fidelity Series Overseas Fund (a)	151	2,103
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,154)		16,760

Bond Funds - 57.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	517	5,184
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	26	259
Fidelity Series Corporate Bond Fund (a)	958	10,629
Fidelity Series Emerging Markets Debt Fund (a)	77	713
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	23	236
Fidelity Series Floating Rate High Income Fund (a)	15	144
Fidelity Series Government Bond Index Fund (a)	1,300	13,783
Fidelity Series High Income Fund (a)	86	821
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,138	12,716
Fidelity Series International Credit Fund (a)	6	64
Fidelity Series International Developed Markets Bond Index Fund (a)	99	972
Fidelity Series Investment Grade Bond Fund (a)	1,275	14,906
Fidelity Series Investment Grade Securitized Fund (a)	997	10,342
Fidelity Series Long-Term Treasury Bond Index Fund (a)	427	3,568
Fidelity Series Real Estate Income Fund (a)	42	490
TOTAL BOND FUNDS
(Cost $72,535)		74,827

Short-Term Funds - 20.3%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	5,669	5,669
Fidelity Series Short-Term Credit Fund (a)	480	4,873
Fidelity Series Treasury Bill Index Fund (a)	1,580	15,793
TOTAL SHORT-TERM FUNDS
(Cost $26,267)		26,335
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $122,177)		129,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$129,757

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$5,184	$--	$--	$--	$--	$5,184
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	259	--	--	--	--	259
Fidelity Series Blue Chip Growth Fund	1,772	508	338	310	57	(169)	1,830
Fidelity Series Canada Fund	630	239	28	--	3	34	878
Fidelity Series Commodity Strategy Fund	3,411	1,223	615	1,074	(10)	(386)	3,623
Fidelity Series Corporate Bond Fund	10,413	447	472	137	(4)	245	10,629
Fidelity Series Emerging Markets Debt Fund	669	35	--	15	--	9	713
Fidelity Series Emerging Markets Debt Local Currency Fund	220	15	--	--	--	1	236
Fidelity Series Emerging Markets Fund	877	104	145	--	22	(66)	792
Fidelity Series Emerging Markets Opportunities Fund	7,928	1,031	1,502	--	286	(606)	7,137
Fidelity Series Floating Rate High Income Fund	132	10	--	3	--	2	144
Fidelity Series Government Bond Index Fund	12,839	824	36	69	--	156	13,783
Fidelity Series Government Money Market Fund 0.07%	9,303	222	3,856	3	--	--	5,669
Fidelity Series High Income Fund	781	38	16	20	--	18	821
Fidelity Series Inflation-Protected Bond Index Fund	14,775	289	2,949	--	261	340	12,716
Fidelity Series International Credit Fund	63	--	--	1	--	1	64
Fidelity Series International Developed Markets Bond Index Fund	--	978	--	--	--	(6)	972
Fidelity Series International Growth Fund	1,548	541	121	--	7	132	2,107
Fidelity Series International Index Fund	646	246	28	--	3	19	886
Fidelity Series International Small Cap Fund	558	132	19	--	4	73	748
Fidelity Series International Value Fund	1,547	599	89	--	5	47	2,109
Fidelity Series Investment Grade Bond Fund	14,251	665	206	149	(1)	197	14,906
Fidelity Series Investment Grade Securitized Fund	9,984	394	103	18	(1)	68	10,342
Fidelity Series Large Cap Growth Index Fund	1,118	90	189	5	51	90	1,160
Fidelity Series Large Cap Stock Fund	1,221	156	98	75	15	(23)	1,271
Fidelity Series Large Cap Value Index Fund	2,332	180	176	--	20	84	2,440
Fidelity Series Long-Term Treasury Bond Index Fund	3,362	529	542	40	(67)	286	3,568
Fidelity Series Overseas Fund	1,551	532	136	--	24	132	2,103
Fidelity Series Real Estate Income Fund	469	21	23	9	1	22	490
Fidelity Series Short-Term Credit Fund	4,588	905	609	34	(1)	(10)	4,873
Fidelity Series Small Cap Opportunities Fund	590	185	51	141	11	(125)	610
Fidelity Series Treasury Bill Index Fund	14,780	3,057	2,044	4	--	--	15,793
Fidelity Series Value Discovery Fund	862	59	58	--	9	28	900
	$123,220	$19,697	$14,449	$2,107	$695	$593	$129,756

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$11,834	$11,834	$--	$--
International Equity Funds	16,760	16,760	--	--
Bond Funds	74,827	74,827	--	--
Short-Term Funds	26,335	26,335	--	--
Total Investments in Securities:	$129,756	$129,756	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $122,177)	$129,756
Total Investment in Securities (cost $122,177)		$129,756
Cash		3
Receivable for investments sold		3,215
Receivable for fund shares sold		175
Dividends receivable		7
Total assets		133,156
Liabilities
Payable for investments purchased	$3,389
Other payables and accrued expenses	10
Total liabilities		3,399
Net Assets		$129,757
Net Assets consist of:
Paid in capital		$120,168
Total accumulated earnings (loss)		9,589
Net Assets		$129,757
Net Asset Value, offering price and redemption price per share ($129,757 ÷ 11,956 shares)		$10.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,589
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,588
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	695
Capital gain distributions from underlying funds:
Affiliated issuers	518
Total net realized gain (loss)		1,213
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	593
Total change in net unrealized appreciation (depreciation)		593
Net gain (loss)		1,806
Net increase (decrease) in net assets resulting from operations		$3,394

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,588	$1,626
Net realized gain (loss)	1,213	2,607
Change in net unrealized appreciation (depreciation)	593	9,750
Net increase (decrease) in net assets resulting from operations	3,394	13,983
Distributions to shareholders	(1,881)	(3,583)
Share transactions
Proceeds from sales of shares	3,150	–
Reinvestment of distributions	1,880	3,583
Cost of shares redeemed	(8)	–
Net increase (decrease) in net assets resulting from share transactions	5,022	3,583
Total increase (decrease) in net assets	6,535	13,983
Net Assets
Beginning of period	123,222	109,239
End of period	$129,757	$123,222
Other Information
Shares
Sold	288	–
Issued in reinvestment of distributions	174	340
Redeemed	(1)	–
Net increase (decrease)	461	340

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$9.79	$10.01	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.14	.23	.25	.18
Net realized and unrealized gain (loss)	.15	1.11	–C	.10	.13
Total from investment operations	.29	1.25	.23	.35	.31
Distributions from net investment income	(.05)	(.15)	(.24)	(.25)	(.16)
Distributions from net realized gain	(.12)	(.17)	(.21)	(.18)	(.06)
Total distributions	(.16)D	(.32)	(.45)	(.43)	(.22)
Net asset value, end of period	$10.85	$10.72	$9.79	$10.01	$10.09
Total ReturnE	2.74%	12.84%	2.17%	3.63%	3.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H
Net investment income (loss)	2.51%H	1.37%	2.31%	2.51%	2.21%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$123	$109	$107	$103
Portfolio turnover rateJ	23%H	25%	63%	23%	10%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	11.3
Fidelity Series Investment Grade Bond Fund	11.1
Fidelity Series Government Bond Index Fund	10.3
Fidelity Series Inflation-Protected Bond Index Fund	9.3
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Government Money Market Fund 0.07%	4.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.5
Fidelity Series Short-Term Credit Fund	3.5
74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.2%
International Equity Funds	14.3%
Bond Funds	55.7%
Short-Term Funds	18.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2005 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	152	$2,443
Fidelity Series Commodity Strategy Fund (a)	881	3,656
Fidelity Series Large Cap Growth Index Fund (a)	87	1,548
Fidelity Series Large Cap Stock Fund (a)	93	1,697
Fidelity Series Large Cap Value Index Fund (a)	212	3,256
Fidelity Series Small Cap Opportunities Fund (a)	57	814
Fidelity Series Value Discovery Fund (a)	72	1,202
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,447)		14,616

International Equity Funds - 14.3%
Fidelity Series Canada Fund (a)	75	1,018
Fidelity Series Emerging Markets Fund (a)	78	854
Fidelity Series Emerging Markets Opportunities Fund (a)	316	7,696
Fidelity Series International Growth Fund (a)	123	2,426
Fidelity Series International Index Fund (a)	84	1,020
Fidelity Series International Small Cap Fund (a)	37	873
Fidelity Series International Value Fund (a)	216	2,432
Fidelity Series Overseas Fund (a)	174	2,421
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,594)		18,740

Bond Funds - 55.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	463	4,648
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	54	537
Fidelity Series Corporate Bond Fund (a)	936	10,390
Fidelity Series Emerging Markets Debt Fund (a)	78	720
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	24	238
Fidelity Series Floating Rate High Income Fund (a)	16	144
Fidelity Series Government Bond Index Fund (a)	1,271	13,474
Fidelity Series High Income Fund (a)	86	826
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,092	12,195
Fidelity Series International Credit Fund (a)	6	65
Fidelity Series International Developed Markets Bond Index Fund (a)	100	982
Fidelity Series Investment Grade Bond Fund (a)	1,247	14,572
Fidelity Series Investment Grade Securitized Fund (a)	975	10,110
Fidelity Series Long-Term Treasury Bond Index Fund (a)	434	3,629
Fidelity Series Real Estate Income Fund (a)	43	494
TOTAL BOND FUNDS
(Cost $70,867)		73,024

Short-Term Funds - 18.8%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	5,300	5,300
Fidelity Series Short-Term Credit Fund (a)	449	4,556
Fidelity Series Treasury Bill Index Fund (a)	1,477	14,766
TOTAL SHORT-TERM FUNDS
(Cost $24,560)		24,622
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $122,468)		131,002
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$131,003

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$4,648	$--	$--	$--	$--	$4,648
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	540	--	--	--	(3)	537
Fidelity Series Blue Chip Growth Fund	2,554	585	556	425	108	(248)	2,443
Fidelity Series Canada Fund	792	221	44	--	5	44	1,018
Fidelity Series Commodity Strategy Fund	3,501	1,195	631	1,099	(12)	(397)	3,656
Fidelity Series Corporate Bond Fund	10,269	313	433	136	(4)	245	10,390
Fidelity Series Emerging Markets Debt Fund	687	23	--	16	--	10	720
Fidelity Series Emerging Markets Debt Local Currency Fund	227	10	--	--	--	1	238
Fidelity Series Emerging Markets Fund	968	85	150	--	23	(72)	854
Fidelity Series Emerging Markets Opportunities Fund	8,739	934	1,635	--	319	(661)	7,696
Fidelity Series Floating Rate High Income Fund	136	7	1	3	--	2	144
Fidelity Series Government Bond Index Fund	12,661	718	62	69	(1)	158	13,474
Fidelity Series Government Money Market Fund 0.07%	8,699	172	3,571	2	--	--	5,300
Fidelity Series High Income Fund	799	26	18	17	--	19	826
Fidelity Series Inflation-Protected Bond Index Fund	14,193	367	2,944	--	214	365	12,195
Fidelity Series International Credit Fund	63	1	--	1	--	1	65
Fidelity Series International Developed Markets Bond Index Fund	--	988	--	--	--	(6)	982
Fidelity Series International Growth Fund	1,947	490	190	--	12	167	2,426
Fidelity Series International Index Fund	813	219	43	--	5	26	1,020
Fidelity Series International Small Cap Fund	702	101	27	--	6	91	873
Fidelity Series International Value Fund	1,945	585	166	--	8	60	2,432
Fidelity Series Investment Grade Bond Fund	14,053	534	212	147	(1)	198	14,572
Fidelity Series Investment Grade Securitized Fund	9,845	315	117	18	(1)	68	10,110
Fidelity Series Large Cap Growth Index Fund	1,612	61	329	7	113	91	1,548
Fidelity Series Large Cap Stock Fund	1,759	154	209	103	33	(40)	1,697
Fidelity Series Large Cap Value Index Fund	3,361	122	380	--	46	107	3,256
Fidelity Series Long-Term Treasury Bond Index Fund	3,451	503	553	41	(76)	304	3,629
Fidelity Series Overseas Fund	1,950	475	203	--	33	166	2,421
Fidelity Series Real Estate Income Fund	481	11	22	10	1	23	494
Fidelity Series Short-Term Credit Fund	4,290	831	555	32	(1)	(9)	4,556
Fidelity Series Small Cap Opportunities Fund	850	235	116	193	18	(173)	814
Fidelity Series Treasury Bill Index Fund	13,813	2,830	1,877	4	--	--	14,766
Fidelity Series Value Discovery Fund	1,242	33	130	--	24	33	1,202
	$126,402	$18,332	$15,174	$2,323	$872	$570	$131,002

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$14,616	$14,616	$--	$--
International Equity Funds	18,740	18,740	--	--
Bond Funds	73,024	73,024	--	--
Short-Term Funds	24,622	24,622	--	--
Total Investments in Securities:	$131,002	$131,002	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $122,468)	$131,002
Total Investment in Securities (cost $122,468)		$131,002
Receivable for investments sold		3,253
Receivable for fund shares sold		36
Total assets		134,291
Liabilities
Payable for investments purchased	$3,288
Total liabilities		3,288
Net Assets		$131,003
Net Assets consist of:
Paid in capital		$119,673
Total accumulated earnings (loss)		11,330
Net Assets		$131,003
Net Asset Value, offering price and redemption price per share ($131,003 ÷ 11,921 shares)		$10.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,612
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	872
Capital gain distributions from underlying funds:
Affiliated issuers	711
Total net realized gain (loss)		1,583
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	570
Total change in net unrealized appreciation (depreciation)		570
Net gain (loss)		2,153
Net increase (decrease) in net assets resulting from operations		$3,764

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,611	$1,683
Net realized gain (loss)	1,583	3,320
Change in net unrealized appreciation (depreciation)	570	12,173
Net increase (decrease) in net assets resulting from operations	3,764	17,176
Distributions to shareholders	(1,988)	(4,220)
Share transactions
Proceeds from sales of shares	870	–
Reinvestment of distributions	1,988	4,220
Cost of shares redeemed	(34)	–
Net increase (decrease) in net assets resulting from share transactions	2,824	4,220
Total increase (decrease) in net assets	4,600	17,176
Net Assets
Beginning of period	126,403	109,227
End of period	$131,003	$126,403
Other Information
Shares
Sold	79	–
Issued in reinvestment of distributions	182	398
Redeemed	(3)	–
Net increase (decrease)	258	398

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$9.70	$10.05	$10.21	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.15	.24	.25	.18
Net realized and unrealized gain (loss)	.18	1.36	(.09)	.08	.25
Total from investment operations	.32	1.51	.15	.33	.43
Distributions from net investment income	(.02)	(.16)	(.25)	(.25)	(.14)
Distributions from net realized gain	(.15)	(.21)	(.25)	(.24)	(.08)
Total distributions	(.17)	(.37)	(.50)	(.49)	(.22)
Net asset value, end of period	$10.99	$10.84	$9.70	$10.05	$10.21
Total ReturnC	2.96%	15.70%	1.29%	3.43%	4.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	- %F
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	- %F
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	- %F
Net investment income (loss)	2.47%F	1.39%	2.31%	2.49%	2.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$131	$126	$109	$108	$104
Portfolio turnover rateH	23%F	25%	65%	23%	13%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series Government Bond Index Fund	9.3
Fidelity Series Treasury Bill Index Fund	9.0
Fidelity Series Inflation-Protected Bond Index Fund	8.1
Fidelity Series Corporate Bond Fund	7.2
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Government Money Market Fund 0.07%	3.2
Fidelity Series Blue Chip Growth Fund	3.1
67.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.5%
International Equity Funds	17.9%
Bond Funds	50.6%
Short-Term Funds	15.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2010 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	260	$4,170
Fidelity Series Commodity Strategy Fund (a)	916	3,801
Fidelity Series Large Cap Growth Index Fund (a)	149	2,643
Fidelity Series Large Cap Stock Fund (a)	158	2,897
Fidelity Series Large Cap Value Index Fund (a)	363	5,560
Fidelity Series Small Cap Opportunities Fund (a)	98	1,390
Fidelity Series Value Discovery Fund (a)	124	2,052
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,960)		22,513

International Equity Funds - 17.9%
Fidelity Series Canada Fund (a)	103	1,406
Fidelity Series Emerging Markets Fund (a)	94	1,035
Fidelity Series Emerging Markets Opportunities Fund (a)	383	9,329
Fidelity Series International Growth Fund (a)	170	3,347
Fidelity Series International Index Fund (a)	116	1,407
Fidelity Series International Small Cap Fund (a)	51	1,200
Fidelity Series International Value Fund (a)	299	3,356
Fidelity Series Overseas Fund (a)	240	3,340
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,093)		24,420

Bond Funds - 50.6%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	330	3,309
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	128	1,267
Fidelity Series Corporate Bond Fund (a)	883	9,801
Fidelity Series Emerging Markets Debt Fund (a)	81	748
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	248
Fidelity Series Floating Rate High Income Fund (a)	16	150
Fidelity Series Government Bond Index Fund (a)	1,199	12,710
Fidelity Series High Income Fund (a)	89	858
Fidelity Series Inflation-Protected Bond Index Fund (a)	988	11,032
Fidelity Series International Credit Fund (a)	7	66
Fidelity Series International Developed Markets Bond Index Fund (a)	104	1,023
Fidelity Series Investment Grade Bond Fund (a)	1,176	13,744
Fidelity Series Investment Grade Securitized Fund (a)	920	9,536
Fidelity Series Long-Term Treasury Bond Index Fund (a)	460	3,842
Fidelity Series Real Estate Income Fund (a)	44	514
TOTAL BOND FUNDS
(Cost $66,967)		68,848

Short-Term Funds - 15.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	4,383	4,383
Fidelity Series Short-Term Credit Fund (a)	371	3,767
Fidelity Series Treasury Bill Index Fund (a)	1,221	12,213
TOTAL SHORT-TERM FUNDS
(Cost $20,306)		20,363
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $125,326)		136,144
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$136,143

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$3,309	$--	$--	$--	$--	$3,309
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	1,279	--	--	--	(12)	1,267
Fidelity Series Blue Chip Growth Fund	4,251	1,002	834	726	153	(402)	4,170
Fidelity Series Canada Fund	1,142	245	52	--	5	66	1,406
Fidelity Series Commodity Strategy Fund	3,632	1,265	667	1,148	(17)	(412)	3,801
Fidelity Series Corporate Bond Fund	9,655	365	446	128	(4)	231	9,801
Fidelity Series Emerging Markets Debt Fund	713	25	--	16	--	10	748
Fidelity Series Emerging Markets Debt Local Currency Fund	236	11	--	--	--	1	248
Fidelity Series Emerging Markets Fund	1,148	100	153	--	23	(83)	1,035
Fidelity Series Emerging Markets Opportunities Fund	10,376	1,106	1,722	--	323	(754)	9,329
Fidelity Series Floating Rate High Income Fund	140	9	1	3	--	2	150
Fidelity Series Government Bond Index Fund	11,904	775	116	65	(2)	149	12,710
Fidelity Series Government Money Market Fund 0.07%	7,262	148	3,027	2	--	--	4,383
Fidelity Series High Income Fund	825	28	15	21	--	20	858
Fidelity Series Inflation-Protected Bond Index Fund	12,732	377	2,598	--	151	370	11,032
Fidelity Series International Credit Fund	64	1	--	1	--	1	66
Fidelity Series International Developed Markets Bond Index Fund	--	1,030	--	--	--	(7)	1,023
Fidelity Series International Growth Fund	2,809	534	256	--	17	243	3,347
Fidelity Series International Index Fund	1,173	248	60	--	7	39	1,407
Fidelity Series International Small Cap Fund	1,013	98	47	--	7	129	1,200
Fidelity Series International Value Fund	2,806	664	214	--	12	88	3,356
Fidelity Series Investment Grade Bond Fund	13,214	606	261	139	(1)	186	13,744
Fidelity Series Investment Grade Securitized Fund	9,257	388	172	17	(1)	64	9,536
Fidelity Series Large Cap Growth Index Fund	2,683	120	500	12	162	178	2,643
Fidelity Series Large Cap Stock Fund	2,930	248	264	176	39	(56)	2,897
Fidelity Series Large Cap Value Index Fund	5,596	274	563	--	56	197	5,560
Fidelity Series Long-Term Treasury Bond Index Fund	3,579	601	573	43	(94)	329	3,842
Fidelity Series Overseas Fund	2,814	549	310	--	48	239	3,340
Fidelity Series Real Estate Income Fund	498	12	21	10	1	24	514
Fidelity Series Short-Term Credit Fund	3,580	712	517	27	(1)	(7)	3,767
Fidelity Series Small Cap Opportunities Fund	1,415	407	166	330	17	(283)	1,390
Fidelity Series Treasury Bill Index Fund	11,541	2,379	1,707	3	--	--	12,213
Fidelity Series Value Discovery Fund	2,068	74	183	--	28	65	2,052
	$131,056	$18,989	$15,445	$2,867	$929	$615	$136,144

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$22,513	$22,513	$--	$--
International Equity Funds	24,420	24,420	--	--
Bond Funds	68,848	68,848	--	--
Short-Term Funds	20,363	20,363	--	--
Total Investments in Securities:	$136,144	$136,144	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $125,326)	$136,144
Total Investment in Securities (cost $125,326)		$136,144
Receivable for investments sold		3,256
Total assets		139,400
Liabilities
Payable for investments purchased	$3,257
Total liabilities		3,257
Net Assets		$136,143
Net Assets consist of:
Paid in capital		$121,961
Total accumulated earnings (loss)		14,182
Net Assets		$136,143
Net Asset Value, offering price and redemption price per share ($136,143 ÷ 12,132 shares)		$11.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,661
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	929
Capital gain distributions from underlying funds:
Affiliated issuers	1,206
Total net realized gain (loss)		2,135
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	615
Total change in net unrealized appreciation (depreciation)		615
Net gain (loss)		2,750
Net increase (decrease) in net assets resulting from operations		$4,410

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,660	$1,782
Net realized gain (loss)	2,135	4,170
Change in net unrealized appreciation (depreciation)	615	16,653
Net increase (decrease) in net assets resulting from operations	4,410	22,605
Distributions to shareholders	(2,433)	(4,973)
Share transactions
Proceeds from sales of shares	680	–
Reinvestment of distributions	2,433	4,973
Cost of shares redeemed	(2)	–
Net increase (decrease) in net assets resulting from share transactions	3,111	4,973
Total increase (decrease) in net assets	5,088	22,605
Net Assets
Beginning of period	131,055	108,450
End of period	$136,143	$131,055
Other Information
Shares
Sold	60	–
Issued in reinvestment of distributions	218	467
Net increase (decrease)	278	467

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$9.52	$10.07	$10.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.15	.24	.25	.19
Net realized and unrealized gain (loss)	.23	1.82	(.24)	.07	.33
Total from investment operations	.37	1.97	–C	.32	.52
Distributions from net investment income	(.02)	(.17)	(.25)	(.25)	(.15)
Distributions from net realized gain	(.18)	(.27)	(.30)	(.29)	(.10)
Total distributions	(.21)D	(.43)D	(.55)	(.53)D	(.24)D
Net asset value, end of period	$11.22	$11.06	$9.52	$10.07	$10.28
Total ReturnE	3.31%	20.94%	(.34)%	3.40%	5.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H
Net investment income (loss)	2.45%H	1.45%	2.32%	2.46%	2.22%H
Supplemental Data
Net assets, end of period (000 omitted)	$136	$131	$108	$109	$105
Portfolio turnover rateJ	23%H	26%	65%	23%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series Government Bond Index Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Treasury Bill Index Fund	6.6
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.2
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series Blue Chip Growth Fund	4.3
Fidelity Series International Value Fund	3.1
64.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.0%
International Equity Funds	21.6%
Bond Funds	45.3%
Short-Term Funds	11.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2015 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	394	$6,317
Fidelity Series Commodity Strategy Fund (a)	994	4,126
Fidelity Series Large Cap Growth Index Fund (a)	225	4,004
Fidelity Series Large Cap Stock Fund (a)	240	4,389
Fidelity Series Large Cap Value Index Fund (a)	549	8,422
Fidelity Series Small Cap Opportunities Fund (a)	148	2,106
Fidelity Series Value Discovery Fund (a)	187	3,108
TOTAL DOMESTIC EQUITY FUNDS
(Cost $27,351)		32,472

International Equity Funds - 21.6%
Fidelity Series Canada Fund (a)	140	1,909
Fidelity Series Emerging Markets Fund (a)	117	1,284
Fidelity Series Emerging Markets Opportunities Fund (a)	476	11,576
Fidelity Series International Growth Fund (a)	231	4,540
Fidelity Series International Index Fund (a)	157	1,908
Fidelity Series International Small Cap Fund (a)	69	1,625
Fidelity Series International Value Fund (a)	405	4,554
Fidelity Series Overseas Fund (a)	326	4,530
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,294)		31,926

Bond Funds - 45.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	193	1,936
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	217	2,143
Fidelity Series Corporate Bond Fund (a)	853	9,474
Fidelity Series Emerging Markets Debt Fund (a)	88	812
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27	269
Fidelity Series Floating Rate High Income Fund (a)	18	163
Fidelity Series Government Bond Index Fund (a)	1,159	12,286
Fidelity Series High Income Fund (a)	97	932
Fidelity Series Inflation-Protected Bond Index Fund (a)	933	10,420
Fidelity Series International Credit Fund (a)	7	66
Fidelity Series International Developed Markets Bond Index Fund (a)	113	1,115
Fidelity Series Investment Grade Bond Fund (a)	1,137	13,286
Fidelity Series Investment Grade Securitized Fund (a)	889	9,218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	506	4,228
Fidelity Series Real Estate Income Fund (a)	48	558
TOTAL BOND FUNDS
(Cost $65,286)		66,906

Short-Term Funds - 11.1%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	3,519	3,519
Fidelity Series Short-Term Credit Fund (a)	298	3,024
Fidelity Series Treasury Bill Index Fund (a)	981	9,805
TOTAL SHORT-TERM FUNDS
(Cost $16,303)		16,348
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $134,234)		147,652
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$147,654

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,936	$--	$--	$--	$--	$1,936
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	2,162	--	--	--	(19)	2,143
Fidelity Series Blue Chip Growth Fund	6,080	1,755	1,108	1,095	131	(541)	6,317
Fidelity Series Canada Fund	1,517	355	57	--	4	90	1,909
Fidelity Series Commodity Strategy Fund	3,763	1,552	706	1,244	(35)	(448)	4,126
Fidelity Series Corporate Bond Fund	8,894	783	410	121	(1)	208	9,474
Fidelity Series Emerging Markets Debt Fund	739	63	--	17	--	10	812
Fidelity Series Emerging Markets Debt Local Currency Fund	245	24	--	--	--	--	269
Fidelity Series Emerging Markets Fund	1,342	172	155	--	18	(93)	1,284
Fidelity Series Emerging Markets Opportunities Fund	12,136	1,745	1,754	--	264	(815)	11,576
Fidelity Series Floating Rate High Income Fund	144	18	1	3	--	2	163
Fidelity Series Government Bond Index Fund	10,967	1,338	151	61	(3)	135	12,286
Fidelity Series Government Money Market Fund 0.07%	5,693	321	2,495	2	--	--	3,519
Fidelity Series High Income Fund	854	74	17	22	--	21	932
Fidelity Series Inflation-Protected Bond Index Fund	11,440	893	2,389	--	84	392	10,420
Fidelity Series International Credit Fund	65	--	--	1	--	1	66
Fidelity Series International Developed Markets Bond Index Fund	--	1,122	--	--	--	(7)	1,115
Fidelity Series International Growth Fund	3,732	779	314	--	19	324	4,540
Fidelity Series International Index Fund	1,558	351	61	--	6	54	1,908
Fidelity Series International Small Cap Fund	1,346	150	53	--	7	175	1,625
Fidelity Series International Value Fund	3,728	953	257	--	12	118	4,554
Fidelity Series Investment Grade Bond Fund	12,173	1,200	254	131	(1)	168	13,286
Fidelity Series Investment Grade Securitized Fund	8,528	829	197	16	(1)	59	9,218
Fidelity Series Large Cap Growth Index Fund	3,837	351	672	17	159	329	4,004
Fidelity Series Large Cap Stock Fund	4,191	579	345	261	42	(78)	4,389
Fidelity Series Large Cap Value Index Fund	8,005	702	639	--	36	318	8,422
Fidelity Series Long-Term Treasury Bond Index Fund	3,708	890	611	45	(86)	327	4,228
Fidelity Series Overseas Fund	3,738	819	407	--	56	324	4,530
Fidelity Series Real Estate Income Fund	516	37	20	11	--	25	558
Fidelity Series Short-Term Credit Fund	2,807	702	478	21	(1)	(6)	3,024
Fidelity Series Small Cap Opportunities Fund	2,025	707	222	498	11	(415)	2,106
Fidelity Series Treasury Bill Index Fund	9,048	2,368	1,611	3	--	--	9,805
Fidelity Series Value Discovery Fund	2,958	247	225	--	27	101	3,108
	$135,777	$25,977	$15,609	$3,569	$748	$759	$147,652

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$32,472	$32,472	$--	$--
International Equity Funds	31,926	31,926	--	--
Bond Funds	66,906	66,906	--	--
Short-Term Funds	16,348	16,348	--	--
Total Investments in Securities:	$147,652	$147,652	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $134,234)	$147,652
Total Investment in Securities (cost $134,234)		$147,652
Receivable for investments sold		3,107
Total assets		150,759
Liabilities
Payable for investments purchased	$3,105
Total liabilities		3,105
Net Assets		$147,654
Net Assets consist of:
Paid in capital		$130,360
Total accumulated earnings (loss)		17,294
Net Assets		$147,654
Net Asset Value, offering price and redemption price per share ($147,654 ÷ 12,866 shares)		$11.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,757
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,756
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	748
Capital gain distributions from underlying funds:
Affiliated issuers	1,812
Total net realized gain (loss)		2,560
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	759
Total change in net unrealized appreciation (depreciation)		759
Net gain (loss)		3,319
Net increase (decrease) in net assets resulting from operations		$5,075

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,756	$1,880
Net realized gain (loss)	2,560	5,076
Change in net unrealized appreciation (depreciation)	759	21,211
Net increase (decrease) in net assets resulting from operations	5,075	28,167
Distributions to shareholders	(2,842)	(5,633)
Share transactions
Proceeds from sales of shares	6,845	–
Reinvestment of distributions	2,842	5,633
Cost of shares redeemed	(44)	–
Net increase (decrease) in net assets resulting from share transactions	9,643	5,633
Total increase (decrease) in net assets	11,876	28,167
Net Assets
Beginning of period	135,778	107,611
End of period	$147,654	$135,778
Other Information
Shares
Sold	593	–
Issued in reinvestment of distributions	249	524
Redeemed	(4)	–
Net increase (decrease)	838	524

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$9.35	$10.09	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.16	.24	.24	.19
Net realized and unrealized gain (loss)	.29	2.27	(.39)	.08	.42
Total from investment operations	.43	2.43	(.15)	.32	.61
Distributions from net investment income	(.02)	(.17)	(.25)	(.24)	(.15)
Distributions from net realized gain	(.22)	(.31)	(.34)	(.33)	(.11)
Total distributions	(.24)	(.49)C	(.59)	(.58)C	(.26)
Net asset value, end of period	$11.48	$11.29	$9.35	$10.09	$10.35
Total ReturnD	3.79%	26.24%	(1.91)%	3.37%	6.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %G
Net investment income (loss)	2.45%G	1.50%	2.34%	2.43%	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$148	$136	$108	$110	$106
Portfolio turnover rateI	22%G	26%	66%	23%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Investment Grade Bond Fund	7.9
Fidelity Series Large Cap Value Index Fund	7.4
Fidelity Series Government Bond Index Fund	7.3
Fidelity Series Inflation-Protected Bond Index Fund	6.1
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Stock Fund	3.8
62.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	25.3%
Bond Funds	40.0%
Short-Term Funds	7.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2020 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	546	$8,768
Fidelity Series Commodity Strategy Fund (a)	1,072	4,450
Fidelity Series Large Cap Growth Index Fund (a)	312	5,557
Fidelity Series Large Cap Stock Fund (a)	333	6,091
Fidelity Series Large Cap Value Index Fund (a)	762	11,689
Fidelity Series Small Cap Opportunities Fund (a)	206	2,922
Fidelity Series Value Discovery Fund (a)	260	4,314
TOTAL DOMESTIC EQUITY FUNDS
(Cost $37,045)		43,791

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	181	2,464
Fidelity Series Emerging Markets Fund (a)	142	1,562
Fidelity Series Emerging Markets Opportunities Fund (a)	579	14,082
Fidelity Series International Growth Fund (a)	299	5,883
Fidelity Series International Index Fund (a)	203	2,473
Fidelity Series International Small Cap Fund (a)	89	2,099
Fidelity Series International Value Fund (a)	527	5,920
Fidelity Series Overseas Fund (a)	422	5,871
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $32,409)		40,354

Bond Funds - 40.0%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	29	287
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	316	3,124
Fidelity Series Corporate Bond Fund (a)	804	8,921
Fidelity Series Emerging Markets Debt Fund (a)	95	876
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	29	290
Fidelity Series Floating Rate High Income Fund (a)	19	176
Fidelity Series Government Bond Index Fund (a)	1,091	11,569
Fidelity Series High Income Fund (a)	105	1,005
Fidelity Series Inflation-Protected Bond Index Fund (a)	864	9,646
Fidelity Series International Credit Fund (a)	8	80
Fidelity Series International Developed Markets Bond Index Fund (a)	121	1,193
Fidelity Series Investment Grade Bond Fund (a)	1,070	12,511
Fidelity Series Investment Grade Securitized Fund (a)	837	8,680
Fidelity Series Long-Term Treasury Bond Index Fund (a)	555	4,641
Fidelity Series Real Estate Income Fund (a)	52	602
TOTAL BOND FUNDS
(Cost $62,258)		63,601

Short-Term Funds - 7.2%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	2,457	2,457
Fidelity Series Short-Term Credit Fund (a)	208	2,112
Fidelity Series Treasury Bill Index Fund (a)	685	6,847
TOTAL SHORT-TERM FUNDS
(Cost $11,381)		11,416
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $143,093)		159,162
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$159,162

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$287	$--	$--	$--	$--	$287
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	3,151	--	--	--	(27)	3,124
Fidelity Series Blue Chip Growth Fund	7,910	2,607	1,155	1,494	122	(716)	8,768
Fidelity Series Canada Fund	1,901	492	48	--	--	119	2,464
Fidelity Series Commodity Strategy Fund	3,879	1,791	696	1,322	(51)	(473)	4,450
Fidelity Series Corporate Bond Fund	8,023	1,151	438	111	(2)	187	8,921
Fidelity Series Emerging Markets Debt Fund	761	108	3	18	--	10	876
Fidelity Series Emerging Markets Debt Local Currency Fund	251	39	--	--	--	--	290
Fidelity Series Emerging Markets Fund	1,538	275	160	--	15	(106)	1,562
Fidelity Series Emerging Markets Opportunities Fund	13,905	2,575	1,722	--	174	(850)	14,082
Fidelity Series Floating Rate High Income Fund	148	30	4	3	--	2	176
Fidelity Series Government Bond Index Fund	9,893	1,737	178	56	(3)	120	11,569
Fidelity Series Government Money Market Fund 0.07%	4,074	374	1,991	1	--	--	2,457
Fidelity Series High Income Fund	880	125	21	23	--	21	1,005
Fidelity Series Inflation-Protected Bond Index Fund	10,047	1,275	2,098	--	58	364	9,646
Fidelity Series International Credit Fund	79	--	--	1	--	1	80
Fidelity Series International Developed Markets Bond Index Fund	--	1,201	--	--	--	(8)	1,193
Fidelity Series International Growth Fund	4,676	1,094	315	--	14	414	5,883
Fidelity Series International Index Fund	1,952	495	49	--	2	73	2,473
Fidelity Series International Small Cap Fund	1,686	225	38	--	--	226	2,099
Fidelity Series International Value Fund	4,671	1,300	213	--	8	154	5,920
Fidelity Series Investment Grade Bond Fund	10,981	1,730	349	120	(3)	152	12,511
Fidelity Series Investment Grade Securitized Fund	7,693	1,152	217	15	(1)	53	8,680
Fidelity Series Large Cap Growth Index Fund	5,022	630	738	22	140	503	5,557
Fidelity Series Large Cap Stock Fund	5,486	973	306	351	21	(83)	6,091
Fidelity Series Large Cap Value Index Fund	10,478	1,276	519	--	7	447	11,689
Fidelity Series Long-Term Treasury Bond Index Fund	3,823	1,199	628	47	(92)	339	4,641
Fidelity Series Overseas Fund	4,684	1,161	448	--	47	427	5,871
Fidelity Series Real Estate Income Fund	532	62	18	11	--	26	602
Fidelity Series Short-Term Credit Fund	2,008	553	444	15	(1)	(4)	2,112
Fidelity Series Small Cap Opportunities Fund	2,650	1,072	244	678	2	(558)	2,922
Fidelity Series Treasury Bill Index Fund	6,476	1,867	1,496	2	--	--	6,847
Fidelity Series Value Discovery Fund	3,919	472	243	--	25	141	4,314
	$140,026	$32,479	$14,779	$4,290	$482	$954	$159,162

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$43,791	$43,791	$--	$--
International Equity Funds	40,354	40,354	--	--
Bond Funds	63,601	63,601	--	--
Short-Term Funds	11,416	11,416	--	--
Total Investments in Securities:	$159,162	$159,162	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $143,093)	$159,162
Total Investment in Securities (cost $143,093)		$159,162
Receivable for investments sold		2,908
Receivable for fund shares sold		25
Total assets		162,095
Liabilities
Payable for investments purchased	$2,933
Total liabilities		2,933
Net Assets		$159,162
Net Assets consist of:
Paid in capital		$138,779
Total accumulated earnings (loss)		20,383
Net Assets		$159,162
Net Asset Value, offering price and redemption price per share ($159,162 ÷ 13,572 shares)		$11.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,828
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	482
Capital gain distributions from underlying funds:
Affiliated issuers	2,462
Total net realized gain (loss)		2,944
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	954
Total change in net unrealized appreciation (depreciation)		954
Net gain (loss)		3,898
Net increase (decrease) in net assets resulting from operations		$5,725

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,827	$1,976
Net realized gain (loss)	2,944	5,713
Change in net unrealized appreciation (depreciation)	954	25,706
Net increase (decrease) in net assets resulting from operations	5,725	33,395
Distributions to shareholders	(3,138)	(6,234)
Share transactions
Proceeds from sales of shares	13,452	–
Reinvestment of distributions	3,138	6,233
Cost of shares redeemed	(40)	–
Net increase (decrease) in net assets resulting from share transactions	16,550	6,233
Total increase (decrease) in net assets	19,137	33,394
Net Assets
Beginning of period	140,025	106,631
End of period	$159,162	$140,025
Other Information
Shares
Sold	1,136	–
Issued in reinvestment of distributions	269	576
Redeemed	(3)	–
Net increase (decrease)	1,402	576

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$9.20	$10.10	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.17	.24	.24	.19
Net realized and unrealized gain (loss)	.34	2.67	(.51)	.07	.48
Total from investment operations	.48	2.84	(.27)	.31	.67
Distributions from net investment income	(.02)	(.18)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.24)	(.36)	(.38)	(.36)	(.12)
Total distributions	(.26)	(.53)C	(.63)	(.61)C	(.27)C
Net asset value, end of period	$11.73	$11.51	$9.20	$10.10	$10.40
Total ReturnD	4.14%	31.33%	(3.23)%	3.28%	6.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %G
Net investment income (loss)	2.42%G	1.55%	2.35%	2.41%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$159	$140	$107	$110	$107
Portfolio turnover rateI	20%G	26%	67%	22%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series Large Cap Value Index Fund	8.5
Fidelity Series Investment Grade Bond Fund	7.1
Fidelity Series Government Bond Index Fund	6.5
Fidelity Series Blue Chip Growth Fund	6.4
Fidelity Series Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.0
Fidelity Series Investment Grade Securitized Fund	4.9
Fidelity Series Large Cap Stock Fund	4.4
Fidelity Series International Value Fund	4.2
61.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.3%
International Equity Funds	27.9%
Bond Funds	36.1%
Short-Term Funds	4.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2025 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	784	$12,586
Fidelity Series Commodity Strategy Fund (a)	1,333	5,532
Fidelity Series Large Cap Growth Index Fund (a)	448	7,977
Fidelity Series Large Cap Stock Fund (a)	478	8,744
Fidelity Series Large Cap Value Index Fund (a)	1,094	16,778
Fidelity Series Small Cap Opportunities Fund (a)	296	4,195
Fidelity Series Value Discovery Fund (a)	373	6,192
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,703)		62,004

International Equity Funds - 27.9%
Fidelity Series Canada Fund (a)	250	3,416
Fidelity Series Emerging Markets Fund (a)	190	2,093
Fidelity Series Emerging Markets Opportunities Fund (a)	775	18,875
Fidelity Series International Growth Fund (a)	415	8,160
Fidelity Series International Index Fund (a)	282	3,430
Fidelity Series International Small Cap Fund (a)	124	2,912
Fidelity Series International Value Fund (a)	730	8,209
Fidelity Series Overseas Fund (a)	585	8,144
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,361)		55,239

Bond Funds - 36.1%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	311	3,076
Fidelity Series Corporate Bond Fund (a)	896	9,942
Fidelity Series Emerging Markets Debt Fund (a)	118	1,089
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	36	361
Fidelity Series Floating Rate High Income Fund (a)	23	218
Fidelity Series Government Bond Index Fund (a)	1,216	12,890
Fidelity Series High Income Fund (a)	130	1,249
Fidelity Series Inflation-Protected Bond Index Fund (a)	952	10,628
Fidelity Series International Credit Fund (a)	8	81
Fidelity Series International Developed Markets Bond Index Fund (a)	147	1,447
Fidelity Series Investment Grade Bond Fund (a)	1,193	13,941
Fidelity Series Investment Grade Securitized Fund (a)	933	9,671
Fidelity Series Long-Term Treasury Bond Index Fund (a)	713	5,962
Fidelity Series Real Estate Income Fund (a)	65	748
TOTAL BOND FUNDS
(Cost $70,174)		71,303

Short-Term Funds - 4.7%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	1,983	1,983
Fidelity Series Short-Term Credit Fund (a)	168	1,705
Fidelity Series Treasury Bill Index Fund (a)	553	5,527
TOTAL SHORT-TERM FUNDS
(Cost $9,193)		9,215
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $180,431)		197,761
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$197,759

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$3,149	$48	$--	$--	$(25)	$3,076
Fidelity Series Blue Chip Growth Fund	9,315	5,813	1,449	2,172	(21)	(1,072)	12,586
Fidelity Series Canada Fund	2,198	1,266	172	--	(4)	128	3,416
Fidelity Series Commodity Strategy Fund	3,975	3,244	905	1,664	(118)	(664)	5,532
Fidelity Series Corporate Bond Fund	7,416	3,093	723	111	(4)	160	9,942
Fidelity Series Emerging Markets Debt Fund	780	344	42	20	(3)	10	1,089
Fidelity Series Emerging Markets Debt Local Currency Fund	258	117	13	--	--	(1)	361
Fidelity Series Emerging Markets Fund	1,690	734	213	--	(5)	(113)	2,093
Fidelity Series Emerging Markets Opportunities Fund	15,266	6,269	1,747	--	(34)	(879)	18,875
Fidelity Series Floating Rate High Income Fund	152	77	14	4	--	3	218
Fidelity Series Government Bond Index Fund	9,145	4,350	694	56	(14)	103	12,890
Fidelity Series Government Money Market Fund 0.07%	2,739	737	1,493	--	--	--	1,983
Fidelity Series High Income Fund	902	394	70	26	--	23	1,249
Fidelity Series Inflation-Protected Bond Index Fund	9,106	3,309	2,181	--	8	386	10,628
Fidelity Series International Credit Fund	80	--	--	1	--	1	81
Fidelity Series International Developed Markets Bond Index Fund	--	1,484	28	--	--	(9)	1,447
Fidelity Series International Growth Fund	5,407	2,912	633	--	12	462	8,160
Fidelity Series International Index Fund	2,257	1,284	185	--	--	74	3,430
Fidelity Series International Small Cap Fund	1,950	832	141	--	(1)	272	2,912
Fidelity Series International Value Fund	5,401	3,150	519	--	1	176	8,209
Fidelity Series Investment Grade Bond Fund	10,150	4,525	855	120	(12)	133	13,941
Fidelity Series Investment Grade Securitized Fund	7,111	3,107	592	15	(4)	49	9,671
Fidelity Series Large Cap Growth Index Fund	5,937	2,260	958	27	60	678	7,977
Fidelity Series Large Cap Stock Fund	6,578	2,984	656	478	22	(184)	8,744
Fidelity Series Large Cap Value Index Fund	12,387	4,734	821	--	(19)	497	16,778
Fidelity Series Long-Term Treasury Bond Index Fund	3,917	2,598	786	52	(82)	315	5,962
Fidelity Series Overseas Fund	5,416	2,858	663	--	39	494	8,144
Fidelity Series Real Estate Income Fund	546	211	34	14	(1)	26	748
Fidelity Series Short-Term Credit Fund	1,349	742	382	11	(1)	(3)	1,705
Fidelity Series Small Cap Opportunities Fund	3,130	2,218	328	984	(25)	(800)	4,195
Fidelity Series Treasury Bill Index Fund	4,354	2,459	1,286	1	(1)	1	5,527
Fidelity Series Value Discovery Fund	4,577	1,800	347	--	5	157	6,192
	$143,489	$73,054	$18,978	$5,756	$(202)	$398	$197,761

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$62,004	$62,004	$--	$--
International Equity Funds	55,239	55,239	--	--
Bond Funds	71,303	71,303	--	--
Short-Term Funds	9,215	9,215	--	--
Total Investments in Securities:	$197,761	$197,761	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $180,431)	$197,761
Total Investment in Securities (cost $180,431)		$197,761
Receivable for investments sold		3,159
Receivable for fund shares sold		448
Total assets		201,368
Liabilities
Payable for investments purchased	$3,609
Total liabilities		3,609
Net Assets		$197,759
Net Assets consist of:
Paid in capital		$175,260
Total accumulated earnings (loss)		22,499
Net Assets		$197,759
Net Asset Value, offering price and redemption price per share ($197,759 ÷ 16,598 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,214
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(202)
Capital gain distributions from underlying funds:
Affiliated issuers	3,542
Total net realized gain (loss)		3,340
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	398
Total change in net unrealized appreciation (depreciation)		398
Net gain (loss)		3,738
Net increase (decrease) in net assets resulting from operations		$5,951

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,213	$2,052
Net realized gain (loss)	3,340	6,348
Change in net unrealized appreciation (depreciation)	398	29,103
Net increase (decrease) in net assets resulting from operations	5,951	37,503
Distributions to shareholders	(3,368)	(6,685)
Share transactions
Proceeds from sales of shares	58,995	–
Reinvestment of distributions	3,368	6,685
Cost of shares redeemed	(10,675)	–
Net increase (decrease) in net assets resulting from share transactions	51,688	6,685
Total increase (decrease) in net assets	54,271	37,503
Net Assets
Beginning of period	143,488	105,985
End of period	$197,759	$143,488
Other Information
Shares
Sold	4,903	–
Issued in reinvestment of distributions	284	614
Redeemed	(884)	–
Net increase (decrease)	4,303	614

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$9.07	$10.11	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.17	.24	.24	.19
Net realized and unrealized gain (loss)	.35	3.00	(.61)	.06	.54
Total from investment operations	.51	3.17	(.37)	.30	.73
Distributions from net investment income	(.02)	(.18)	(.24)	(.24)	(.16)
Distributions from net realized gain	(.26)	(.39)	(.42)	(.39)	(.13)
Total distributions	(.27)C	(.57)	(.67)C	(.63)	(.29)
Net asset value, end of period	$11.91	$11.67	$9.07	$10.11	$10.44
Total ReturnD	4.41%	35.43%	(4.34)%	3.28%	7.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %G
Net investment income (loss)	2.65%G	1.59%	2.35%	2.37%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$198	$143	$106	$111	$107
Portfolio turnover rateI	23%G	25%	68%	22%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Value Index Fund	9.7
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Government Bond Index Fund	5.8
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series Inflation-Protected Bond Index Fund	4.8
Fidelity Series International Value Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series International Growth Fund	4.6
62.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.3%
International Equity Funds	30.6%
Bond Funds	32.1%
Short-Term Funds	2.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2030 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,045	$16,770
Fidelity Series Commodity Strategy Fund (a)	1,562	6,484
Fidelity Series Large Cap Growth Index Fund (a)	597	10,628
Fidelity Series Large Cap Stock Fund (a)	637	11,650
Fidelity Series Large Cap Value Index Fund (a)	1,458	22,356
Fidelity Series Small Cap Opportunities Fund (a)	394	5,589
Fidelity Series Value Discovery Fund (a)	497	8,251
TOTAL DOMESTIC EQUITY FUNDS
(Cost $73,565)		81,728

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	327	4,458
Fidelity Series Emerging Markets Fund (a)	240	2,637
Fidelity Series Emerging Markets Opportunities Fund (a)	977	23,774
Fidelity Series International Growth Fund (a)	539	10,590
Fidelity Series International Index Fund (a)	366	4,452
Fidelity Series International Small Cap Fund (a)	161	3,780
Fidelity Series International Value Fund (a)	946	10,628
Fidelity Series Overseas Fund (a)	760	10,568
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $61,094)		70,887

Bond Funds - 32.1%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	172	1,705
Fidelity Series Corporate Bond Fund (a)	931	10,337
Fidelity Series Emerging Markets Debt Fund (a)	139	1,276
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	42	423
Fidelity Series Floating Rate High Income Fund (a)	28	256
Fidelity Series Government Bond Index Fund (a)	1,265	13,405
Fidelity Series High Income Fund (a)	152	1,464
Fidelity Series Inflation-Protected Bond Index Fund (a)	989	11,050
Fidelity Series International Credit Fund (a)	7	69
Fidelity Series International Developed Markets Bond Index Fund (a)	175	1,730
Fidelity Series Investment Grade Bond Fund (a)	1,240	14,496
Fidelity Series Investment Grade Securitized Fund (a)	970	10,058
Fidelity Series Long-Term Treasury Bond Index Fund (a)	861	7,198
Fidelity Series Real Estate Income Fund (a)	76	876
TOTAL BOND FUNDS
(Cost $73,465)		74,343

Short-Term Funds - 2.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	1,021	1,021
Fidelity Series Short-Term Credit Fund (a)	86	877
Fidelity Series Treasury Bill Index Fund (a)	284	2,844
TOTAL SHORT-TERM FUNDS
(Cost $4,740)		4,742
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $212,864)		231,700
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$231,698

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$1,734	$19	$--	$--	$(10)	$1,705
Fidelity Series Blue Chip Growth Fund	11,225	9,207	2,124	2,782	(43)	(1,495)	16,770
Fidelity Series Canada Fund	2,572	1,966	214	--	(5)	139	4,458
Fidelity Series Commodity Strategy Fund	4,113	4,312	1,018	1,873	(190)	(733)	6,484
Fidelity Series Corporate Bond Fund	6,713	4,203	713	104	(6)	140	10,337
Fidelity Series Emerging Markets Debt Fund	808	509	47	22	(4)	10	1,276
Fidelity Series Emerging Markets Debt Local Currency Fund	267	171	13	--	--	(2)	423
Fidelity Series Emerging Markets Fund	1,892	1,112	228	--	(8)	(131)	2,637
Fidelity Series Emerging Markets Opportunities Fund	17,020	10,089	2,224	--	(57)	(1,054)	23,774
Fidelity Series Floating Rate High Income Fund	156	113	16	4	--	3	256
Fidelity Series Government Bond Index Fund	8,278	5,741	683	53	(16)	85	13,405
Fidelity Series Government Money Market Fund 0.07%	1,026	696	701	--	--	--	1,021
Fidelity Series High Income Fund	934	586	80	27	--	24	1,464
Fidelity Series Inflation-Protected Bond Index Fund	8,310	4,671	2,292	--	(5)	366	11,050
Fidelity Series International Credit Fund	67	1	--	1	--	1	69
Fidelity Series International Developed Markets Bond Index Fund	--	1,769	28	--	--	(11)	1,730
Fidelity Series International Growth Fund	6,326	4,573	822	--	13	500	10,590
Fidelity Series International Index Fund	2,641	1,943	203	--	(2)	73	4,452
Fidelity Series International Small Cap Fund	2,282	1,371	178	--	(2)	307	3,780
Fidelity Series International Value Fund	6,319	4,813	686	--	(1)	183	10,628
Fidelity Series Investment Grade Bond Fund	9,188	6,056	848	113	(13)	113	14,496
Fidelity Series Investment Grade Securitized Fund	6,437	4,172	590	14	(6)	45	10,058
Fidelity Series Large Cap Growth Index Fund	7,061	3,995	1,271	32	49	794	10,628
Fidelity Series Large Cap Stock Fund	7,760	5,020	898	576	4	(236)	11,650
Fidelity Series Large Cap Value Index Fund	14,782	8,324	1,255	--	(21)	526	22,356
Fidelity Series Long-Term Treasury Bond Index Fund	4,054	3,772	855	56	(82)	309	7,198
Fidelity Series Overseas Fund	6,337	4,535	884	--	36	544	10,568
Fidelity Series Real Estate Income Fund	564	326	39	15	(1)	26	876
Fidelity Series Short-Term Credit Fund	505	521	148	4	--	(1)	877
Fidelity Series Small Cap Opportunities Fund	3,740	3,433	502	1,264	(64)	(1,018)	5,589
Fidelity Series Treasury Bill Index Fund	1,632	1,717	505	--	--	--	2,844
Fidelity Series Value Discovery Fund	5,462	3,084	461	--	11	155	8,251
	$148,471	$104,535	$20,545	$6,940	$(413)	$(348)	$231,700

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$81,728	$81,728	$--	$--
International Equity Funds	70,887	70,887	--	--
Bond Funds	74,343	74,343	--	--
Short-Term Funds	4,742	4,742	--	--
Total Investments in Securities:	$231,700	$231,700	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $212,864)	$231,700
Total Investment in Securities (cost $212,864)		$231,700
Receivable for investments sold		3,360
Receivable for fund shares sold		271
Total assets		235,331
Liabilities
Payable for investments purchased	$3,633
Total liabilities		3,633
Net Assets		$231,698
Net Assets consist of:
Paid in capital		$206,845
Total accumulated earnings (loss)		24,853
Net Assets		$231,698
Net Asset Value, offering price and redemption price per share ($231,698 ÷ 19,123 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,428
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,427
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(413)
Capital gain distributions from underlying funds:
Affiliated issuers	4,512
Total net realized gain (loss)		4,099
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(348)
Total change in net unrealized appreciation (depreciation)		(348)
Net gain (loss)		3,751
Net increase (decrease) in net assets resulting from operations		$6,178

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,427	$2,156
Net realized gain (loss)	4,099	7,098
Change in net unrealized appreciation (depreciation)	(348)	33,821
Net increase (decrease) in net assets resulting from operations	6,178	43,075
Distributions to shareholders	(3,774)	(7,511)
Share transactions
Proceeds from sales of shares	88,299	–
Reinvestment of distributions	3,774	7,510
Cost of shares redeemed	(11,250)	–
Net increase (decrease) in net assets resulting from share transactions	80,823	7,510
Total increase (decrease) in net assets	83,227	43,074
Net Assets
Beginning of period	148,471	105,397
End of period	$231,698	$148,471
Other Information
Shares
Sold	7,192	–
Issued in reinvestment of distributions	313	691
Redeemed	(916)	–
Net increase (decrease)	6,589	691

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$8.90	$10.13	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.18	.24	.24	.18
Net realized and unrealized gain (loss)	.41	3.40	(.75)	.04	.68
Total from investment operations	.57	3.58	(.51)	.28	.86
Distributions from net investment income	(.02)	(.18)	(.24)	(.24)	(.17)
Distributions from net realized gain	(.28)	(.44)	(.47)	(.46)	(.15)
Total distributions	(.30)	(.63)C	(.72)C	(.70)	(.31)C
Net asset value, end of period	$12.12	$11.85	$8.90	$10.13	$10.55
Total ReturnD	4.80%	40.91%	(5.88)%	3.09%	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %G
Net investment income (loss)	2.71%G	1.64%	2.36%	2.32%	2.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$232	$148	$105	$112	$109
Portfolio turnover rateI	23%G	25%	68%	20%	15%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	12.0
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.6
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Investment Grade Bond Fund	3.2
70.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.7%
International Equity Funds	37.0%
Bond Funds	18.0%
Short-Term Funds	0.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2035 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,403	$70,663
Fidelity Series Commodity Strategy Fund (a)	5,109	21,202
Fidelity Series Large Cap Growth Index Fund (a)	2,517	44,781
Fidelity Series Large Cap Stock Fund (a)	2,682	49,076
Fidelity Series Large Cap Value Index Fund (a)	6,144	94,184
Fidelity Series Small Cap Opportunities Fund (a)	1,661	23,550
Fidelity Series Value Discovery Fund (a)	2,093	34,760
TOTAL DOMESTIC EQUITY FUNDS
(Cost $329,177)		338,216

International Equity Funds - 37.0%
Fidelity Series Canada Fund (a)	1,330	18,138
Fidelity Series Emerging Markets Fund (a)	915	10,057
Fidelity Series Emerging Markets Opportunities Fund (a)	3,726	90,684
Fidelity Series International Growth Fund (a)	2,167	42,611
Fidelity Series International Index Fund (a)	1,471	17,913
Fidelity Series International Small Cap Fund (a)	630	14,804
Fidelity Series International Value Fund (a)	3,823	42,971
Fidelity Series Overseas Fund (a)	3,057	42,525
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $271,352)		279,703

Bond Funds - 18.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	153	1,510
Fidelity Series Corporate Bond Fund (a)	1,551	17,221
Fidelity Series Emerging Markets Debt Fund (a)	452	4,167
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	137	1,383
Fidelity Series Floating Rate High Income Fund (a)	90	836
Fidelity Series Government Bond Index Fund (a)	2,108	22,343
Fidelity Series High Income Fund (a)	498	4,780
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,225	13,684
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series International Developed Markets Bond Index Fund (a)	294	2,894
Fidelity Series Investment Grade Bond Fund (a)	2,066	24,156
Fidelity Series Investment Grade Securitized Fund (a)	1,617	16,769
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,860	23,911
Fidelity Series Real Estate Income Fund (a)	247	2,866
TOTAL BOND FUNDS
(Cost $137,578)		136,576

Short-Term Funds - 0.3%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	490	490
Fidelity Series Short-Term Credit Fund (a)	42	422
Fidelity Series Treasury Bill Index Fund (a)	137	1,367
TOTAL SHORT-TERM FUNDS
(Cost $2,275)		2,279
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $740,382)		756,774
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$756,775

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$1,510	$--	$--	$--	$--	$1,510
Fidelity Series Blue Chip Growth Fund	14,930	62,723	3,033	4,840	(200)	(3,757)	70,663
Fidelity Series Canada Fund	3,328	14,982	385	--	(10)	223	18,138
Fidelity Series Commodity Strategy Fund	4,295	19,477	1,833	2,530	(434)	(303)	21,202
Fidelity Series Corporate Bond Fund	3,459	14,680	837	73	(11)	(70)	17,221
Fidelity Series Emerging Markets Debt Fund	844	3,429	70	30	(5)	(31)	4,167
Fidelity Series Emerging Markets Debt Local Currency Fund	279	1,146	23	--	(1)	(18)	1,383
Fidelity Series Emerging Markets Fund	2,269	8,325	315	--	(17)	(205)	10,057
Fidelity Series Emerging Markets Opportunities Fund	20,427	74,991	2,658	--	(135)	(1,941)	90,684
Fidelity Series Floating Rate High Income Fund	163	698	29	5	(1)	5	836
Fidelity Series Government Bond Index Fund	4,267	19,006	783	37	(15)	(132)	22,343
Fidelity Series Government Money Market Fund 0.07%	402	475	387	--	--	--	490
Fidelity Series High Income Fund	976	3,926	137	37	(1)	16	4,780
Fidelity Series Inflation-Protected Bond Index Fund	3,097	12,373	1,908	--	(7)	129	13,684
Fidelity Series International Credit Fund	55	1	--	1	--	--	56
Fidelity Series International Developed Markets Bond Index Fund	--	2,929	19	--	--	(16)	2,894
Fidelity Series International Growth Fund	8,184	36,002	1,184	--	9	(400)	42,611
Fidelity Series International Index Fund	3,417	15,071	387	--	(6)	(182)	17,913
Fidelity Series International Small Cap Fund	2,952	12,122	323	--	(4)	57	14,804
Fidelity Series International Value Fund	8,175	35,763	1,067	--	(14)	114	42,971
Fidelity Series Investment Grade Bond Fund	4,736	20,562	1,041	79	(16)	(85)	24,156
Fidelity Series Investment Grade Securitized Fund	3,318	14,186	727	10	(8)	--	16,769
Fidelity Series Large Cap Growth Index Fund	9,424	36,726	1,886	46	(10)	527	44,781
Fidelity Series Large Cap Stock Fund	10,296	41,413	2,398	1,017	(140)	(95)	49,076
Fidelity Series Large Cap Value Index Fund	19,667	76,838	3,137	--	(86)	902	94,184
Fidelity Series Long-Term Treasury Bond Index Fund	4,234	21,067	1,071	75	(89)	(230)	23,911
Fidelity Series Overseas Fund	8,197	35,925	1,265	--	(3)	(329)	42,525
Fidelity Series Real Estate Income Fund	589	2,334	76	20	(1)	20	2,866
Fidelity Series Short-Term Credit Fund	198	407	182	1	1	(2)	422
Fidelity Series Small Cap Opportunities Fund	4,975	21,524	1,163	2,200	(244)	(1,542)	23,550
Fidelity Series Treasury Bill Index Fund	638	1,272	543	--	--	--	1,367
Fidelity Series Value Discovery Fund	7,267	28,494	1,156	--	(35)	190	34,760
	$155,058	$640,377	$30,023	$11,001	$(1,483)	$(7,155)	$756,774

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$338,216	$338,216	$--	$--
International Equity Funds	279,703	279,703	--	--
Bond Funds	136,576	136,576	--	--
Short-Term Funds	2,279	2,279	--	--
Total Investments in Securities:	$756,774	$756,774	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $740,382)	$756,774
Total Investment in Securities (cost $740,382)		$756,774
Receivable for investments sold		8,169
Receivable for fund shares sold		1,861
Total assets		766,804
Liabilities
Payable for investments purchased	$10,029
Total liabilities		10,029
Net Assets		$756,775
Net Assets consist of:
Paid in capital		$731,387
Total accumulated earnings (loss)		25,388
Net Assets		$756,775
Net Asset Value, offering price and redemption price per share ($756,775 ÷ 60,337 shares)		$12.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,146
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		3,145
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,483)
Capital gain distributions from underlying funds:
Affiliated issuers	7,855
Total net realized gain (loss)		6,372
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,155)
Total change in net unrealized appreciation (depreciation)		(7,155)
Net gain (loss)		(783)
Net increase (decrease) in net assets resulting from operations		$2,362

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,145	$2,242
Net realized gain (loss)	6,372	8,031
Change in net unrealized appreciation (depreciation)	(7,155)	41,816
Net increase (decrease) in net assets resulting from operations	2,362	52,089
Distributions to shareholders	(4,182)	(8,194)
Share transactions
Proceeds from sales of shares	615,713	–
Reinvestment of distributions	4,182	8,194
Cost of shares redeemed	(16,359)	–
Net increase (decrease) in net assets resulting from share transactions	603,536	8,194
Total increase (decrease) in net assets	601,716	52,089
Net Assets
Beginning of period	155,059	102,970
End of period	$756,775	$155,059
Other Information
Shares
Sold	48,581	–
Issued in reinvestment of distributions	334	747
Redeemed	(1,280)	–
Net increase (decrease)	47,635	747

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$8.61	$10.15	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.18	.24	.22	.17
Net realized and unrealized gain (loss)	.48C	4.10	(1.02)	.02	.81
Total from investment operations	.64	4.28	(.78)	.24	.98
Distributions from net investment income	(.01)	(.18)	(.24)	(.22)	(.16)
Distributions from net realized gain	(.30)	(.49)	(.52)	(.52)	(.16)
Total distributions	(.31)	(.68)D	(.76)	(.74)	(.33)D
Net asset value, end of period	$12.54	$12.21	$8.61	$10.15	$10.65
Total ReturnE	5.27%	50.67%	(8.74)%	2.75%	9.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H
Net investment income (loss)	2.57%H	1.68%	2.32%	2.16%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$757	$155	$103	$113	$110
Portfolio turnover rateJ	21%H	23%	65%	20%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2040 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,793	$28,777
Fidelity Series Commodity Strategy Fund (a)	1,792	7,437
Fidelity Series Large Cap Growth Index Fund (a)	1,025	18,238
Fidelity Series Large Cap Stock Fund (a)	1,092	19,991
Fidelity Series Large Cap Value Index Fund (a)	2,502	38,363
Fidelity Series Small Cap Opportunities Fund(a)	676	9,591
Fidelity Series Value Discovery Fund (a)	852	14,159
TOTAL DOMESTIC EQUITY FUNDS
(Cost $125,287)		136,556

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	524	7,141
Fidelity Series Emerging Markets Fund (a)	353	3,879
Fidelity Series Emerging Markets Opportunities Fund (a)	1,440	35,040
Fidelity Series International Growth Fund (a)	863	16,961
Fidelity Series International Index Fund (a)	586	7,139
Fidelity Series International Small Cap Fund (a)	256	6,025
Fidelity Series International Value Fund (a)	1,515	17,024
Fidelity Series Overseas Fund (a)	1,217	16,926
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $97,104)		110,135

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	52	512
Fidelity Series Corporate Bond Fund (a)	2	24
Fidelity Series Emerging Markets Debt Fund (a)	159	1,464
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	48	485
Fidelity Series Floating Rate High Income Fund (a)	32	294
Fidelity Series Government Bond Index Fund (a)	3	33
Fidelity Series High Income Fund (a)	175	1,679
Fidelity Series Inflation-Protected Bond Index Fund (a)	430	4,801
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	3	36
Fidelity Series Investment Grade Securitized Fund (a)	2	24
Fidelity Series Long-Term Treasury Bond Index Fund (a)	970	8,110
Fidelity Series Real Estate Income Fund (a)	87	1,005
TOTAL BOND FUNDS
(Cost $18,501)		18,523

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	9	9
Fidelity Series Short-Term Credit Fund (a)	1	9
Fidelity Series Treasury Bill Index Fund (a)	1	10
TOTAL SHORT-TERM FUNDS
(Cost $28)		28
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $240,920)		265,242
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$265,240

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$512	$--	$--	$--	$--	$512
Fidelity Series Blue Chip Growth Fund	17,406	17,604	3,191	4,999	(163)	(2,879)	28,777
Fidelity Series Canada Fund	3,830	3,620	492	--	(10)	193	7,141
Fidelity Series Commodity Strategy Fund	4,388	5,481	1,259	2,237	(228)	(945)	7,437
Fidelity Series Corporate Bond Fund	16	17	10	--	--	1	24
Fidelity Series Emerging Markets Debt Fund	863	685	89	24	(1)	6	1,464
Fidelity Series Emerging Markets Debt Local Currency Fund	286	228	25	--	(1)	(3)	485
Fidelity Series Emerging Markets Fund	2,515	1,925	373	--	(19)	(169)	3,879
Fidelity Series Emerging Markets Opportunities Fund	22,634	17,231	3,293	--	(130)	(1,402)	35,040
Fidelity Series Floating Rate High Income Fund	168	141	18	4	--	3	294
Fidelity Series Government Bond Index Fund	20	32	20	--	--	1	33
Fidelity Series Government Money Market Fund 0.07%	410	85	486	--	--	--	9
Fidelity Series High Income Fund	999	779	126	30	--	27	1,679
Fidelity Series Inflation-Protected Bond Index Fund	3,157	2,436	926	--	(3)	137	4,801
Fidelity Series International Credit Fund	55	1	--	1	--	--	56
Fidelity Series International Growth Fund	9,418	8,260	1,430	--	13	700	16,961
Fidelity Series International Index Fund	3,932	3,574	453	--	(7)	93	7,139
Fidelity Series International Small Cap Fund	3,368	2,593	387	--	(6)	457	6,025
Fidelity Series International Value Fund	9,431	8,669	1,324	--	(19)	267	17,024
Fidelity Series Investment Grade Bond Fund	22	45	31	--	--	--	36
Fidelity Series Investment Grade Securitized Fund	15	18	9	--	--	--	24
Fidelity Series Large Cap Growth Index Fund	10,983	8,056	2,085	51	15	1,269	18,238
Fidelity Series Large Cap Stock Fund	12,008	9,973	1,587	899	(82)	(321)	19,991
Fidelity Series Large Cap Value Index Fund	22,938	17,182	2,402	--	(52)	697	38,363
Fidelity Series Long-Term Treasury Bond Index Fund	4,326	4,469	905	62	(61)	281	8,110
Fidelity Series Overseas Fund	9,434	8,228	1,535	--	(3)	802	16,926
Fidelity Series Real Estate Income Fund	602	448	70	18	(1)	26	1,005
Fidelity Series Short-Term Credit Fund	202	74	267	1	6	(6)	9
Fidelity Series Small Cap Opportunities Fund	5,814	6,606	880	2,261	(152)	(1,797)	9,591
Fidelity Series Treasury Bill Index Fund	652	255	897	--	--	--	10
Fidelity Series Value Discovery Fund	8,475	6,403	915	--	(19)	215	14,159
	$158,367	$135,630	25,485	$10,587	$(923)	$(2,347)	$265,242

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$136,556	$136,556	$--	$--
International Equity Funds	110,135	110,135	--	--
Bond Funds	18,523	18,523	--	--
Short-Term Funds	28	28	--	--
Total Investments in Securities:	$265,242	$265,242	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $240,920)	$265,242
Total Investment in Securities (cost $240,920)		$265,242
Receivable for investments sold		2,037
Receivable for fund shares sold		1,202
Total assets		268,481
Liabilities
Payable for investments purchased	$3,241
Total liabilities		3,241
Net Assets		$265,240
Net Assets consist of:
Paid in capital		$231,819
Total accumulated earnings (loss)		33,421
Net Assets		$265,240
Net Asset Value, offering price and redemption price per share ($265,240 ÷ 20,671 shares)		$12.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,609
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(923)
Capital gain distributions from underlying funds:
Affiliated issuers	7,978
Total net realized gain (loss)		7,055
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(2,347)
Total change in net unrealized appreciation (depreciation)		(2,347)
Net gain (loss)		4,708
Net increase (decrease) in net assets resulting from operations		$7,316

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,608	$2,235
Net realized gain (loss)	7,055	8,341
Change in net unrealized appreciation (depreciation)	(2,347)	46,701
Net increase (decrease) in net assets resulting from operations	7,316	57,277
Distributions to shareholders	(4,361)	(8,303)
Share transactions
Proceeds from sales of shares	120,349	–
Reinvestment of distributions	4,361	8,302
Cost of shares redeemed	(20,790)	–
Net increase (decrease) in net assets resulting from share transactions	103,920	8,302
Total increase (decrease) in net assets	106,875	57,276
Net Assets
Beginning of period	158,365	101,089
End of period	$265,240	$158,365
Other Information
Shares
Sold	9,224	–
Issued in reinvestment of distributions	340	751
Redeemed	(1,599)	–
Net increase (decrease)	7,965	751

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.54	4.51	(1.16)	–C	.82
Total from investment operations	.71	4.69	(.93)	.22	.99
Distributions from net investment income	(.01)	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.34)	(.50)	(.51)	(.53)	(.17)
Total distributions	(.34)D	(.69)D	(.74)D	(.75)	(.33)D
Net asset value, end of period	$12.83	$12.46	$8.46	$10.13	$10.66
Total ReturnE	5.71%	56.53%	(10.27)%	2.57%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H
Net investment income (loss)	2.64%H	1.67%	2.30%	2.13%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$265	$158	$101	$113	$110
Portfolio turnover rateJ	26%H	18%	61%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2045 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,816	$45,191
Fidelity Series Commodity Strategy Fund (a)	2,814	11,680
Fidelity Series Large Cap Growth Index Fund (a)	1,610	28,639
Fidelity Series Large Cap Stock Fund (a)	1,715	31,390
Fidelity Series Large Cap Value Index Fund (a)	3,930	60,242
Fidelity Series Small Cap Opportunities Fund (a)	1,062	15,061
Fidelity Series Value Discovery Fund (a)	1,339	22,233
TOTAL DOMESTIC EQUITY FUNDS
(Cost $207,671)		214,436

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	822	11,207
Fidelity Series Emerging Markets Fund (a)	555	6,094
Fidelity Series Emerging Markets Opportunities Fund (a)	2,261	55,029
Fidelity Series International Growth Fund (a)	1,355	26,634
Fidelity Series International Index Fund (a)	922	11,225
Fidelity Series International Small Cap Fund (a)	403	9,471
Fidelity Series International Value Fund (a)	2,378	26,727
Fidelity Series Overseas Fund (a)	1,911	26,579
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $160,716)		172,966

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	82	811
Fidelity Series Corporate Bond Fund (a)	4	40
Fidelity Series Emerging Markets Debt Fund (a)	250	2,299
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	76	762
Fidelity Series Floating Rate High Income Fund (a)	50	461
Fidelity Series Government Bond Index Fund (a)	5	53
Fidelity Series High Income Fund (a)	275	2,637
Fidelity Series Inflation-Protected Bond Index Fund (a)	675	7,536
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	5	58
Fidelity Series Investment Grade Securitized Fund (a)	4	38
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,524	12,743
Fidelity Series Real Estate Income Fund (a)	136	1,578
TOTAL BOND FUNDS
(Cost $28,941)		29,072

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	14	14
Fidelity Series Short-Term Credit Fund (a)	1	14
Fidelity Series Treasury Bill Index Fund (a)	2	15
TOTAL SHORT-TERM FUNDS
(Cost $43)		43
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $397,371)		416,517
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$416,516

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$811	$--	$--	$--	$--	$811
Fidelity Series Blue Chip Growth Fund	17,406	45,319	12,372	8,131	(200)	(4,962)	45,191
Fidelity Series Canada Fund	3,830	9,552	2,379	--	(5)	209	11,207
Fidelity Series Commodity Strategy Fund	4,388	13,110	3,570	3,656	(212)	(2,036)	11,680
Fidelity Series Corporate Bond Fund	16	85	61	--	--	--	40
Fidelity Series Emerging Markets Debt Fund	863	1,917	475	34	(41)	35	2,299
Fidelity Series Emerging Markets Debt Local Currency Fund	286	634	148	--	--	(10)	762
Fidelity Series Emerging Markets Fund	2,515	5,432	1,474	--	(6)	(373)	6,094
Fidelity Series Emerging Markets Opportunities Fund	22,635	48,576	13,138	--	(42)	(3,002)	55,029
Fidelity Series Floating Rate High Income Fund	168	390	101	6	(2)	6	461
Fidelity Series Government Bond Index Fund	20	128	96	--	--	1	53
Fidelity Series Government Money Market Fund 0.07%	410	467	863	--	--	--	14
Fidelity Series High Income Fund	999	2,197	590	43	(10)	41	2,637
Fidelity Series Inflation-Protected Bond Index Fund	3,157	6,887	2,670	--	1	161	7,536
Fidelity Series International Credit Fund	55	1	--	1	--	--	56
Fidelity Series International Growth Fund	9,419	22,084	5,716	--	9	838	26,634
Fidelity Series International Index Fund	3,932	9,407	2,220	--	(1)	107	11,225
Fidelity Series International Small Cap Fund	3,367	7,463	2,062	--	9	694	9,471
Fidelity Series International Value Fund	9,432	22,576	5,801	--	(5)	525	26,727
Fidelity Series Investment Grade Bond Fund	22	158	122	--	--	--	58
Fidelity Series Investment Grade Securitized Fund	15	80	57	--	--	--	38
Fidelity Series Large Cap Growth Index Fund	10,984	23,465	7,336	63	51	1,475	28,639
Fidelity Series Large Cap Stock Fund	12,008	28,106	7,478	1,855	(92)	(1,154)	31,390
Fidelity Series Large Cap Value Index Fund	22,940	49,579	13,202	--	(22)	947	60,242
Fidelity Series Long-Term Treasury Bond Index Fund	4,326	11,935	3,657	86	(192)	331	12,743
Fidelity Series Overseas Fund	9,434	21,945	5,921	--	(2)	1,123	26,579
Fidelity Series Real Estate Income Fund	602	1,293	341	30	--	24	1,578
Fidelity Series Short-Term Credit Fund	202	294	482	1	6	(6)	14
Fidelity Series Small Cap Opportunities Fund	5,814	16,137	4,026	3,694	(159)	(2,705)	15,061
Fidelity Series Treasury Bill Index Fund	652	1,016	1,653	--	--	--	15
Fidelity Series Value Discovery Fund	8,475	18,360	4,756	--	(17)	171	22,233
	$158,372	$369,404	$102,767	$17,600	$(932)	$(7,560)	$416,517

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$214,436	$214,436	$--	$--
International Equity Funds	172,966	172,966	--	--
Bond Funds	29,072	29,072	--	--
Short-Term Funds	43	43	--	--
Total Investments in Securities:	$416,517	$416,517	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $397,371)	$416,517
Total Investment in Securities (cost $397,371)		$416,517
Receivable for investments sold		3,877
Receivable for fund shares sold		607
Total assets		421,001
Liabilities
Payable for investments purchased	$4,485
Total liabilities		4,485
Net Assets		$416,516
Net Assets consist of:
Paid in capital		$381,247
Total accumulated earnings (loss)		35,269
Net Assets		$416,516
Net Asset Value, offering price and redemption price per share ($416,516 ÷ 32,445 shares)		$12.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,293
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		4,292
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(932)
Capital gain distributions from underlying funds:
Affiliated issuers	13,307
Total net realized gain (loss)		12,375
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(7,560)
Total change in net unrealized appreciation (depreciation)		(7,560)
Net gain (loss)		4,815
Net increase (decrease) in net assets resulting from operations		$9,107

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,292	$2,235
Net realized gain (loss)	12,375	8,320
Change in net unrealized appreciation (depreciation)	(7,560)	46,717
Net increase (decrease) in net assets resulting from operations	9,107	57,272
Distributions to shareholders	(4,370)	(8,230)
Share transactions
Proceeds from sales of shares	332,369	–
Reinvestment of distributions	4,370	8,230
Cost of shares redeemed	(83,332)	–
Net increase (decrease) in net assets resulting from share transactions	253,407	8,230
Total increase (decrease) in net assets	258,144	57,272
Net Assets
Beginning of period	158,372	101,100
End of period	$416,516	$158,372
Other Information
Shares
Sold	25,867	–
Issued in reinvestment of distributions	341	744
Redeemed	(6,463)	–
Net increase (decrease)	19,745	744

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.51	4.51	(1.16)	–C	.82
Total from investment operations	.71	4.69	(.93)	.22	.99
Distributions from net investment income	(.01)	(.19)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.34)	(.49)	(.51)	(.53)	(.17)
Total distributions	(.34)D	(.68)	(.74)	(.75)	(.33)D
Net asset value, end of period	$12.84	$12.47	$8.46	$10.13	$10.66
Total ReturnE	5.72%	56.58%	(10.26)%	2.55%	9.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H
Net investment income (loss)	3.05%H	1.67%	2.30%	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$417	$158	$101	$113	$110
Portfolio turnover rateJ	72%H	18%	61%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2050 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,463	$23,487
Fidelity Series Commodity Strategy Fund (a)	1,463	6,070
Fidelity Series Large Cap Growth Index Fund (a)	837	14,885
Fidelity Series Large Cap Stock Fund (a)	892	16,315
Fidelity Series Large Cap Value Index Fund (a)	2,042	31,310
Fidelity Series Small Cap Opportunities Fund (a)	552	7,828
Fidelity Series Value Discovery Fund (a)	696	11,555
TOTAL DOMESTIC EQUITY FUNDS
(Cost $98,142)		111,450

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	427	5,826
Fidelity Series Emerging Markets Fund (a)	288	3,165
Fidelity Series Emerging Markets Opportunities Fund (a)	1,175	28,598
Fidelity Series International Growth Fund (a)	704	13,842
Fidelity Series International Index Fund (a)	479	5,830
Fidelity Series International Small Cap Fund (a)	209	4,916
Fidelity Series International Value Fund (a)	1,236	13,892
Fidelity Series Overseas Fund (a)	993	13,814
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $76,398)		89,883

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	42	416
Fidelity Series Corporate Bond Fund (a)	2	19
Fidelity Series Emerging Markets Debt Fund (a)	130	1,195
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	39	396
Fidelity Series Floating Rate High Income Fund (a)	26	240
Fidelity Series Government Bond Index Fund(a)	2	26
Fidelity Series High Income Fund (a)	143	1,371
Fidelity Series Inflation-Protected Bond Index Fund (a)	351	3,917
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	2	29
Fidelity Series Investment Grade Securitized Fund (a)	2	19
Fidelity Series Long-Term Treasury Bond Index Fund (a)	792	6,617
Fidelity Series Real Estate Income Fund (a)	71	820
TOTAL BOND FUNDS
(Cost $15,031)		15,121

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	8	8
Fidelity Series Short-Term Credit Fund (a)	1	8
Fidelity Series Treasury Bill Index Fund (a)	1	8
TOTAL SHORT-TERM FUNDS
(Cost $23)		24
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $189,594)		216,478
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$216,479

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$416	$--	$--	$--	$--	$416
Fidelity Series Blue Chip Growth Fund	17,418	11,184	3,034	4,129	(149)	(1,932)	23,487
Fidelity Series Canada Fund	3,832	2,182	410	--	(10)	232	5,826
Fidelity Series Commodity Strategy Fund	4,391	3,656	1,104	1,857	(151)	(722)	6,070
Fidelity Series Corporate Bond Fund	16	12	10	--	--	1	19
Fidelity Series Emerging Markets Debt Fund	864	388	66	23	(2)	11	1,195
Fidelity Series Emerging Markets Debt Local Currency Fund	287	129	18	--	(1)	(1)	396
Fidelity Series Emerging Markets Fund	2,517	1,167	330	--	(13)	(176)	3,165
Fidelity Series Emerging Markets Opportunities Fund	22,651	10,443	3,014	--	(90)	(1,392)	28,598
Fidelity Series Floating Rate High Income Fund	168	81	12	4	--	3	240
Fidelity Series Government Bond Index Fund	20	24	19	--	--	1	26
Fidelity Series Government Money Market Fund 0.07%	411	67	470	--	--	--	8
Fidelity Series High Income Fund	1,000	440	95	29	--	26	1,371
Fidelity Series Inflation-Protected Bond Index Fund	3,159	1,377	757	--	(1)	139	3,917
Fidelity Series International Credit Fund	55	1	--	1	--	--	56
Fidelity Series International Growth Fund	9,425	4,755	1,192	--	18	836	13,842
Fidelity Series International Index Fund	3,935	2,100	337	--	(4)	136	5,830
Fidelity Series International Small Cap Fund	3,370	1,375	303	--	(4)	478	4,916
Fidelity Series International Value Fund	9,439	5,216	1,071	--	(14)	322	13,892
Fidelity Series Investment Grade Bond Fund	22	32	26	--	--	1	29
Fidelity Series Investment Grade Securitized Fund	15	13	9	--	--	--	19
Fidelity Series Large Cap Growth Index Fund	10,991	4,403	1,928	52	21	1,398	14,885
Fidelity Series Large Cap Stock Fund	12,017	6,007	1,372	916	(68)	(269)	16,315
Fidelity Series Large Cap Value Index Fund	22,954	9,241	1,765	--	(45)	925	31,310
Fidelity Series Long-Term Treasury Bond Index Fund	4,329	2,983	968	59	(68)	341	6,617
Fidelity Series Overseas Fund	9,441	4,763	1,341	--	1	950	13,814
Fidelity Series Real Estate Income Fund	602	242	52	15	(1)	29	820
Fidelity Series Short-Term Credit Fund	202	51	245	1	6	(6)	8
Fidelity Series Small Cap Opportunities Fund	5,818	4,381	791	1,876	(102)	(1,478)	7,828
Fidelity Series Treasury Bill Index Fund	652	183	827	--	--	--	8
Fidelity Series Value Discovery Fund	8,481	3,512	737	--	(17)	316	11,555
	$158,482	$80,824	$22,303	$8,962	$(694)	$169	$216,478

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$111,450	$111,450	$--	$--
International Equity Funds	89,883	89,883	--	--
Bond Funds	15,121	15,121	--	--
Short-Term Funds	24	24	--	--
Total Investments in Securities:	$216,478	$216,478	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $189,594)	$216,478
Total Investment in Securities (cost $189,594)		$216,478
Receivable for investments sold		1,950
Receivable for fund shares sold		443
Total assets		218,871
Liabilities
Payable for investments purchased	$2,392
Total liabilities		2,392
Net Assets		$216,479
Net Assets consist of:
Paid in capital		$181,936
Total accumulated earnings (loss)		34,543
Net Assets		$216,479
Net Asset Value, offering price and redemption price per share ($216,479 ÷ 16,860 shares)		$12.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,213
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		2,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(694)
Capital gain distributions from underlying funds:
Affiliated issuers	6,749
Total net realized gain (loss)		6,055
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	169
Total change in net unrealized appreciation (depreciation)		169
Net gain (loss)		6,224
Net increase (decrease) in net assets resulting from operations		$8,436

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,212	$2,234
Net realized gain (loss)	6,055	8,293
Change in net unrealized appreciation (depreciation)	169	46,731
Net increase (decrease) in net assets resulting from operations	8,436	57,258
Distributions to shareholders	(4,359)	(8,277)
Share transactions
Proceeds from sales of shares	61,821	140
Reinvestment of distributions	4,359	8,277
Cost of shares redeemed	(12,260)	–
Net increase (decrease) in net assets resulting from share transactions	53,920	8,417
Total increase (decrease) in net assets	57,997	57,398
Net Assets
Beginning of period	158,482	101,084
End of period	$216,479	$158,482
Other Information
Shares
Sold	4,746	11
Issued in reinvestment of distributions	340	748
Redeemed	(940)	–
Net increase (decrease)	4,146	759

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.57	4.50	(1.15)	–C	.82
Total from investment operations	.72	4.68	(.92)	.22	.99
Distributions from net investment income	(.01)	(.18)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.33)	(.50)	(.51)	(.53)	(.16)
Total distributions	(.34)	(.68)	(.75)D	(.75)	(.33)
Net asset value, end of period	$12.84	$12.46	$8.46	$10.13	$10.66
Total ReturnE	5.74%	56.50%	(10.25)%	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H
Net investment income (loss)	2.34%H	1.67%	2.30%	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$216	$158	$101	$113	$110
Portfolio turnover rateJ	24%H	19%	61%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2055 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,266	$20,323
Fidelity Series Commodity Strategy Fund (a)	1,266	5,252
Fidelity Series Large Cap Growth Index Fund (a)	724	12,880
Fidelity Series Large Cap Stock Fund (a)	771	14,118
Fidelity Series Large Cap Value Index Fund (a)	1,767	27,092
Fidelity Series Small Cap Opportunities Fund (a)	478	6,773
Fidelity Series Value Discovery Fund (a)	602	9,999
TOTAL DOMESTIC EQUITY FUNDS
(Cost $82,311)		96,437

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	369	5,039
Fidelity Series Emerging Markets Fund (a)	249	2,739
Fidelity Series Emerging Markets Opportunities Fund (a)	1,017	24,745
Fidelity Series International Growth Fund (a)	609	11,978
Fidelity Series International Index Fund (a)	414	5,047
Fidelity Series International Small Cap Fund (a)	181	4,258
Fidelity Series International Value Fund (a)	1,069	12,019
Fidelity Series Overseas Fund (a)	859	11,953
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $64,031)		77,778

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	37	362
Fidelity Series Corporate Bond Fund (a)	2	17
Fidelity Series Emerging Markets Debt Fund (a)	112	1,034
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	34	343
Fidelity Series Floating Rate High Income Fund (a)	22	207
Fidelity Series Government Bond Index Fund (a)	2	23
Fidelity Series High Income Fund (a)	124	1,186
Fidelity Series Inflation-Protected Bond Index Fund (a)	303	3,389
Fidelity Series International Credit Fund (a)	4	42
Fidelity Series Investment Grade Bond Fund (a)	2	25
Fidelity Series Investment Grade Securitized Fund (a)	2	17
Fidelity Series Long-Term Treasury Bond Index Fund (a)	685	5,727
Fidelity Series Real Estate Income Fund (a)	61	710
TOTAL BOND FUNDS
(Cost $12,996)		13,082

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	6	6
Fidelity Series Short-Term Credit Fund (a)	1	7
Fidelity Series Treasury Bill Index Fund (a)	1	7
TOTAL SHORT-TERM FUNDS
(Cost $19)		20
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $159,357)		187,317
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$187,316

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$362	$--	$--	$--	$--	$362
Fidelity Series Blue Chip Growth Fund	17,410	7,464	2,918	3,641	(110)	(1,523)	20,323
Fidelity Series Canada Fund	3,831	1,375	402	--	(8)	243	5,039
Fidelity Series Commodity Strategy Fund	4,390	2,619	1,053	1,629	(97)	(607)	5,252
Fidelity Series Corporate Bond Fund	16	8	8	--	--	1	17
Fidelity Series Emerging Markets Debt Fund	864	224	65	21	(1)	12	1,034
Fidelity Series Emerging Markets Debt Local Currency Fund	287	75	18	--	(1)	--	343
Fidelity Series Emerging Markets Fund	2,516	726	336	--	(10)	(157)	2,739
Fidelity Series Emerging Markets Opportunities Fund	22,641	6,217	2,833	--	(71)	(1,209)	24,745
Fidelity Series Floating Rate High Income Fund	170	47	13	4	--	3	207
Fidelity Series Government Bond Index Fund	20	19	17	--	--	1	23
Fidelity Series Government Money Market Fund 0.07%	410	37	441	--	--	--	6
Fidelity Series High Income Fund	1,001	250	90	27	--	25	1,186
Fidelity Series Inflation-Protected Bond Index Fund	3,159	794	698	--	5	129	3,389
Fidelity Series International Credit Fund	41	1	--	1	--	--	42
Fidelity Series International Growth Fund	9,385	2,870	1,150	--	20	853	11,978
Fidelity Series International Index Fund	3,933	1,299	332	--	(3)	150	5,047
Fidelity Series International Small Cap Fund	3,380	725	310	--	(2)	465	4,258
Fidelity Series International Value Fund	9,461	3,260	1,024	--	(8)	330	12,019
Fidelity Series Investment Grade Bond Fund	23	24	23	--	--	1	25
Fidelity Series Investment Grade Securitized Fund	15	10	8	--	--	--	17
Fidelity Series Large Cap Growth Index Fund	10,986	2,362	1,883	50	46	1,369	12,880
Fidelity Series Large Cap Stock Fund	12,011	3,628	1,305	823	(47)	(169)	14,118
Fidelity Series Large Cap Value Index Fund	22,946	5,156	1,950	--	(36)	976	27,092
Fidelity Series Long-Term Treasury Bond Index Fund	4,329	2,095	976	56	(66)	345	5,727
Fidelity Series Overseas Fund	9,437	2,851	1,294	--	6	953	11,953
Fidelity Series Real Estate Income Fund	602	129	50	14	(1)	30	710
Fidelity Series Short-Term Credit Fund	202	28	223	1	6	(6)	7
Fidelity Series Small Cap Opportunities Fund	5,815	3,070	742	1,646	(86)	(1,284)	6,773
Fidelity Series Treasury Bill Index Fund	652	114	759	--	--	--	7
Fidelity Series Value Discovery Fund	8,477	1,950	762	--	(14)	348	9,999
	$158,410	$49,789	$21,683	$7,913	$(478)	$1,279	$187,317

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$96,437	$96,437	$--	$--
International Equity Funds	77,778	77,778	--	--
Bond Funds	13,082	13,082	--	--
Short-Term Funds	20	20	--	--
Total Investments in Securities:	$187,317	$187,317	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $159,357)	$187,317
Total Investment in Securities (cost $159,357)		$187,317
Receivable for investments sold		1,353
Receivable for fund shares sold		966
Total assets		189,636
Liabilities
Payable for investments purchased	$2,320
Total liabilities		2,320
Net Assets		$187,316
Net Assets consist of:
Paid in capital		$152,467
Total accumulated earnings (loss)		34,849
Net Assets		$187,316
Net Asset Value, offering price and redemption price per share ($187,316 ÷ 14,599 shares)		$12.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,954
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,953
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(478)
Capital gain distributions from underlying funds:
Affiliated issuers	5,959
Total net realized gain (loss)		5,481
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,279
Total change in net unrealized appreciation (depreciation)		1,279
Net gain (loss)		6,760
Net increase (decrease) in net assets resulting from operations		$8,713

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,953	$2,236
Net realized gain (loss)	5,481	8,325
Change in net unrealized appreciation (depreciation)	1,279	46,731
Net increase (decrease) in net assets resulting from operations	8,713	57,292
Distributions to shareholders	(4,370)	(8,270)
Share transactions
Proceeds from sales of shares	31,116	–
Reinvestment of distributions	4,370	8,270
Cost of shares redeemed	(10,924)	–
Net increase (decrease) in net assets resulting from share transactions	24,562	8,270
Total increase (decrease) in net assets	28,905	57,292
Net Assets
Beginning of period	158,411	101,119
End of period	$187,316	$158,411
Other Information
Shares
Sold	2,387	–
Issued in reinvestment of distributions	341	749
Redeemed	(837)	–
Net increase (decrease)	1,891	749

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.56	4.51	(1.15)	–C	.82
Total from investment operations	.70	4.69	(.92)	.22	.99
Distributions from net investment income	(.01)	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.34)	(.50)	(.51)	(.53)	(.17)
Total distributions	(.34)D	(.68)	(.75)	(.75)	(.33)D
Net asset value, end of period	$12.83	$12.47	$8.46	$10.13	$10.66
Total ReturnE	5.64%	56.63%	(10.24)%	2.56%	9.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H
Net investment income (loss)	2.21%H	1.67%	2.30%	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$187	$158	$101	$113	$110
Portfolio turnover rateJ	25%H	18%	61%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2060 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,216	$19,518
Fidelity Series Commodity Strategy Fund (a)	1,216	5,045
Fidelity Series Large Cap Growth Index Fund (a)	695	12,369
Fidelity Series Large Cap Stock Fund (a)	741	13,558
Fidelity Series Large Cap Value Index Fund (a)	1,697	26,019
Fidelity Series Small Cap Opportunities Fund (a)	459	6,505
Fidelity Series Value Discovery Fund (a)	578	9,603
TOTAL DOMESTIC EQUITY FUNDS
(Cost $78,357)		92,617

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	355	4,839
Fidelity Series Emerging Markets Fund (a)	239	2,631
Fidelity Series Emerging Markets Opportunities Fund (a)	976	23,767
Fidelity Series International Growth Fund (a)	585	11,503
Fidelity Series International Index Fund (a)	398	4,847
Fidelity Series International Small Cap Fund (a)	174	4,089
Fidelity Series International Value Fund (a)	1,027	11,543
Fidelity Series Overseas Fund (a)	825	11,480
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $61,026)		74,699

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	35	349
Fidelity Series Corporate Bond Fund (a)	1	16
Fidelity Series Emerging Markets Debt Fund (a)	108	993
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	33	329
Fidelity Series Floating Rate High Income Fund (a)	21	199
Fidelity Series Government Bond Index Fund (a)	2	22
Fidelity Series High Income Fund (a)	119	1,139
Fidelity Series Inflation-Protected Bond Index Fund (a)	291	3,253
Fidelity Series International Credit Fund (a)	4	42
Fidelity Series Investment Grade Bond Fund (a)	2	24
Fidelity Series Investment Grade Securitized Fund (a)	2	16
Fidelity Series Long-Term Treasury Bond Index Fund (a)	658	5,501
Fidelity Series Real Estate Income Fund (a)	59	682
TOTAL BOND FUNDS
(Cost $12,480)		12,565

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	6	6
Fidelity Series Short-Term Credit Fund (a)	1	6
Fidelity Series Treasury Bill Index Fund (a)	1	6
TOTAL SHORT-TERM FUNDS
(Cost $18)		18
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $151,881)		179,899
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$179,899

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$349	$--	$--	$--	$--	$349
Fidelity Series Blue Chip Growth Fund	17,409	6,659	3,007	3,521	(80)	(1,463)	19,518
Fidelity Series Canada Fund	3,830	1,198	427	--	(6)	244	4,839
Fidelity Series Commodity Strategy Fund	4,390	2,369	1,055	1,571	(97)	(562)	5,045
Fidelity Series Corporate Bond Fund	16	7	8	--	--	1	16
Fidelity Series Emerging Markets Debt Fund	864	184	66	21	(2)	13	993
Fidelity Series Emerging Markets Debt Local Currency Fund	287	59	17	--	(1)	1	329
Fidelity Series Emerging Markets Fund	2,516	603	330	--	(7)	(151)	2,631
Fidelity Series Emerging Markets Opportunities Fund	22,639	5,350	3,024	--	(36)	(1,162)	23,767
Fidelity Series Floating Rate High Income Fund	170	39	13	4	--	3	199
Fidelity Series Government Bond Index Fund	20	17	16	--	--	1	22
Fidelity Series Government Money Market Fund 0.07%	410	23	427	--	--	--	6
Fidelity Series High Income Fund	1,000	206	92	26	--	25	1,139
Fidelity Series Inflation-Protected Bond Index Fund	3,159	658	695	--	7	124	3,253
Fidelity Series International Credit Fund	41	1	--	1	--	--	42
Fidelity Series International Growth Fund	9,384	2,479	1,228	--	26	842	11,503
Fidelity Series International Index Fund	3,933	1,120	357	--	1	150	4,847
Fidelity Series International Small Cap Fund	3,398	550	316	--	1	456	4,089
Fidelity Series International Value Fund	9,441	2,885	1,108	--	5	320	11,543
Fidelity Series Investment Grade Bond Fund	23	22	22	--	--	1	24
Fidelity Series Investment Grade Securitized Fund	15	9	8	--	--	--	16
Fidelity Series Large Cap Growth Index Fund	10,985	1,953	1,952	50	73	1,310	12,369
Fidelity Series Large Cap Stock Fund	12,010	3,095	1,378	783	(19)	(150)	13,558
Fidelity Series Large Cap Value Index Fund	22,942	4,179	2,050	--	(38)	986	26,019
Fidelity Series Long-Term Treasury Bond Index Fund	4,328	1,801	906	55	(70)	348	5,501
Fidelity Series Overseas Fund	9,436	2,436	1,340	--	20	928	11,480
Fidelity Series Real Estate Income Fund	602	104	53	13	(1)	30	682
Fidelity Series Short-Term Credit Fund	202	23	219	1	6	(6)	6
Fidelity Series Small Cap Opportunities Fund	5,815	2,774	764	1,587	(83)	(1,237)	6,505
Fidelity Series Treasury Bill Index Fund	652	92	738	--	--	--	6
Fidelity Series Value Discovery Fund	8,476	1,539	754	--	(2)	344	9,603
	$158,393	$42,783	$22,370	$7,633	$(303)	$1,396	$179,899

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$92,617	$92,617	$--	$--
International Equity Funds	74,699	74,699	--	--
Bond Funds	12,565	12,565	--	--
Short-Term Funds	18	18	--	--
Total Investments in Securities:	$179,899	$179,899	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $151,881)	$179,899
Total Investment in Securities (cost $151,881)		$179,899
Receivable for investments sold		1,663
Receivable for fund shares sold		67
Total assets		181,629
Liabilities
Payable for investments purchased	$1,730
Total liabilities		1,730
Net Assets		$179,899
Net Assets consist of:
Paid in capital		$145,099
Total accumulated earnings (loss)		34,800
Net Assets		$179,899
Net Asset Value, offering price and redemption price per share ($179,899 ÷ 14,027 shares)		$12.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,895
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(303)
Capital gain distributions from underlying funds:
Affiliated issuers	5,738
Total net realized gain (loss)		5,435
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,396
Total change in net unrealized appreciation (depreciation)		1,396
Net gain (loss)		6,831
Net increase (decrease) in net assets resulting from operations		$8,725

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,894	$2,237
Net realized gain (loss)	5,435	8,401
Change in net unrealized appreciation (depreciation)	1,396	46,633
Net increase (decrease) in net assets resulting from operations	8,725	57,271
Distributions to shareholders	(4,379)	(8,330)
Share transactions
Proceeds from sales of shares	23,150	–
Reinvestment of distributions	4,379	8,330
Cost of shares redeemed	(10,369)	–
Net increase (decrease) in net assets resulting from share transactions	17,160	8,330
Total increase (decrease) in net assets	21,506	57,271
Net Assets
Beginning of period	158,393	101,122
End of period	$179,899	$158,393
Other Information
Shares
Sold	1,768	–
Issued in reinvestment of distributions	342	755
Redeemed	(795)	–
Net increase (decrease)	1,315	755

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$8.46	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.18	.23	.22	.17
Net realized and unrealized gain (loss)	.57	4.51	(1.15)	–C	.82
Total from investment operations	.71	4.69	(.92)	.22	.99
Distributions from net investment income	(.01)	(.18)	(.24)	(.22)	(.17)
Distributions from net realized gain	(.34)	(.50)	(.51)	(.53)	(.17)
Total distributions	(.34)D	(.69)D	(.75)	(.75)	(.33)D
Net asset value, end of period	$12.83	$12.46	$8.46	$10.13	$10.66
Total ReturnE	5.73%	56.58%	(10.24)%	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %H
Net investment income (loss)	2.19%H	1.67%	2.30%	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$180	$158	$101	$113	$110
Portfolio turnover rateJ	26%H	19%	62%	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2065 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,122	$18,016
Fidelity Series Commodity Strategy Fund (a)	1,122	4,657
Fidelity Series Large Cap Growth Index Fund (a)	642	11,418
Fidelity Series Large Cap Stock Fund (a)	684	12,515
Fidelity Series Large Cap Value Index Fund (a)	1,567	24,012
Fidelity Series Small Cap Opportunities Fund (a)	423	6,004
Fidelity Series Value Discovery Fund (a)	534	8,864
TOTAL DOMESTIC EQUITY FUNDS
(Cost $73,530)		85,486

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	327	4,466
Fidelity Series Emerging Markets Fund (a)	221	2,427
Fidelity Series Emerging Markets Opportunities Fund (a)	901	21,936
Fidelity Series International Growth Fund (a)	540	10,619
Fidelity Series International Index Fund (a)	367	4,474
Fidelity Series International Small Cap Fund (a)	161	3,775
Fidelity Series International Value Fund (a)	948	10,654
Fidelity Series Overseas Fund (a)	762	10,597
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $57,177)		68,948

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	32	318
Fidelity Series Corporate Bond Fund (a)	1	15
Fidelity Series Emerging Markets Debt Fund (a)	100	917
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	30	304
Fidelity Series Floating Rate High Income Fund (a)	20	184
Fidelity Series Government Bond Index Fund (a)	2	20
Fidelity Series High Income Fund (a)	110	1,052
Fidelity Series Inflation-Protected Bond Index Fund (a)	269	3,005
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	2	22
Fidelity Series Investment Grade Securitized Fund (a)	1	14
Fidelity Series Long-Term Treasury Bond Index Fund (a)	607	5,074
Fidelity Series Real Estate Income Fund (a)	54	629
TOTAL BOND FUNDS
(Cost $11,573)		11,588

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)	19	19
Fidelity Series Government Money Market Fund 0.07% (a)(c)	6	6
Fidelity Series Short-Term Credit Fund (a)	1	6
Fidelity Series Treasury Bill Index Fund (a)	1	6
TOTAL SHORT-TERM FUNDS
(Cost $37)		37
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $142,317)		166,059
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$166,060

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$19	$--	$--	$--	$--	$--	$19	0.0%
Total	$19	$--	$--	$--	$--	$--	$19

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$318	$--	$--	$--	$--	$318
Fidelity Series Blue Chip Growth Fund	14,957	7,065	2,530	3,230	(116)	(1,360)	18,016
Fidelity Series Canada Fund	3,291	1,358	386	--	(9)	212	4,466
Fidelity Series Commodity Strategy Fund	3,772	2,480	964	1,444	(96)	(535)	4,657
Fidelity Series Corporate Bond Fund	14	10	10	--	--	1	15
Fidelity Series Emerging Markets Debt Fund	742	230	64	16	(1)	10	917
Fidelity Series Emerging Markets Debt Local Currency Fund	247	75	17	--	(1)	--	304
Fidelity Series Emerging Markets Fund	2,162	725	311	--	(10)	(139)	2,427
Fidelity Series Emerging Markets Opportunities Fund	19,451	6,365	2,736	--	(65)	(1,079)	21,936
Fidelity Series Floating Rate High Income Fund	146	49	13	3	--	2	184
Fidelity Series Government Bond Index Fund	18	21	20	--	--	1	20
Fidelity Series Government Money Market Fund 0.07%	353	42	389	--	--	--	6
Fidelity Series High Income Fund	860	260	90	24	--	22	1,052
Fidelity Series Inflation-Protected Bond Index Fund	2,714	817	643	--	4	113	3,005
Fidelity Series International Credit Fund	33	1	--	--	--	--	34
Fidelity Series International Growth Fund	8,062	2,879	1,084	--	18	744	10,619
Fidelity Series International Index Fund	3,379	1,273	304	--	(3)	129	4,474
Fidelity Series International Small Cap Fund	2,919	768	318	--	(2)	408	3,775
Fidelity Series International Value Fund	8,112	3,259	992	--	(10)	285	10,654
Fidelity Series Investment Grade Bond Fund	20	26	24	--	--	--	22
Fidelity Series Investment Grade Securitized Fund	13	10	9	--	--	--	14
Fidelity Series Large Cap Growth Index Fund	9,438	2,428	1,688	45	25	1,215	11,418
Fidelity Series Large Cap Stock Fund	10,319	3,698	1,294	731	(58)	(150)	12,515
Fidelity Series Large Cap Value Index Fund	19,714	5,302	1,813	--	(34)	843	24,012
Fidelity Series Long-Term Treasury Bond Index Fund	3,719	1,969	861	49	(62)	309	5,074
Fidelity Series Overseas Fund	8,107	2,892	1,240	--	4	834	10,597
Fidelity Series Real Estate Income Fund	517	137	51	12	--	26	629
Fidelity Series Short-Term Credit Fund	174	32	200	1	2	(2)	6
Fidelity Series Small Cap Opportunities Fund	4,996	2,921	693	1,459	(94)	(1,126)	6,004
Fidelity Series Treasury Bill Index Fund	560	120	674	--	--	--	6
Fidelity Series Value Discovery Fund	7,283	2,032	737	--	(15)	301	8,864
	$136,092	$49,562	$20,155	$7,014	$(523)	$1,064	$166,040

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$85,486	$85,486	$--	$--
International Equity Funds	68,948	68,948	--	--
Bond Funds	11,588	11,588	--	--
Short-Term Funds	37	37	--	--
Total Investments in Securities:	$166,059	$166,059	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex® Freedom Blend 2065 Fund

Financial Statements
Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $19)	$19
Other affiliated issuers (cost $142,298)	166,040
Total Investment in Securities (cost $142,317)		$166,059
Receivable for investments sold		1,528
Receivable for fund shares sold		96
Total assets		167,683
Liabilities
Payable for investments purchased	$1,623
Total liabilities		1,623
Net Assets		$166,060
Net Assets consist of:
Paid in capital		$136,240
Total accumulated earnings (loss)		29,820
Net Assets		$166,060
Net Asset Value, offering price and redemption price per share ($166,060 ÷ 12,934 shares)		$12.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,730
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(523)
Capital gain distributions from underlying funds:
Affiliated issuers	5,284
Total net realized gain (loss)		4,761
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,064
Total change in net unrealized appreciation (depreciation)		1,064
Net gain (loss)		5,825
Net increase (decrease) in net assets resulting from operations		$7,554

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,729	$1,920
Net realized gain (loss)	4,761	7,105
Change in net unrealized appreciation (depreciation)	1,064	40,195
Net increase (decrease) in net assets resulting from operations	7,554	49,220
Distributions to shareholders	(3,815)	(6,651)
Share transactions
Proceeds from sales of shares	32,120	–
Reinvestment of distributions	3,815	6,651
Cost of shares redeemed	(9,725)	–
Net increase (decrease) in net assets resulting from share transactions	26,210	6,651
Total increase (decrease) in net assets	29,949	49,220
Net Assets
Beginning of period	136,111	86,891
End of period	$166,060	$136,111
Other Information
Shares
Sold	2,464	–
Issued in reinvestment of distributions	298	597
Redeemed	(745)	–
Net increase (decrease)	2,017	597

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2065 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.18	.22
Net realized and unrealized gain (loss)	.57	4.51	(1.46)
Total from investment operations	.71	4.69	(1.24)
Distributions from net investment income	(.01)	(.18)	(.22)
Distributions from net realized gain	(.33)	(.45)	(.12)
Total distributions	(.34)	(.64)C	(.34)
Net asset value, end of period	$12.84	$12.47	$8.42
Total ReturnD	5.67%	56.66%	(13.10)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	2.20%H	1.67%	2.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$166	$136	$87
Portfolio turnover rateI	26%H	19%	208%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2021

1. Organization.

Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Blend Income Fund	$122,522	$7,917	$(683)	$7,234
Fidelity Flex Freedom Blend 2005 Fund	122,825	8,907	(730)	8,177
Fidelity Flex Freedom Blend 2010 Fund	125,726	11,260	(842)	10,418
Fidelity Flex Freedom Blend 2015 Fund	134,660	14,088	(1,096)	12,992
Fidelity Flex Freedom Blend 2020 Fund	143,547	16,935	(1,320)	15,615
Fidelity Flex Freedom Blend 2025 Fund	181,101	19,285	(2,625)	16,660
Fidelity Flex Freedom Blend 2030 Fund	213,722	21,690	(3,712)	17,978
Fidelity Flex Freedom Blend 2035 Fund	741,370	28,140	(12,736)	15,404
Fidelity Flex Freedom Blend 2040 Fund	242,111	29,295	(6,164)	23,131
Fidelity Flex Freedom Blend 2045 Fund	398,963	30,105	(12,551)	17,554
Fidelity Flex Freedom Blend 2050 Fund	190,750	29,324	(3,596)	25,728
Fidelity Flex Freedom Blend 2055 Fund	160,375	29,180	(2,238)	26,942
Fidelity Flex Freedom Blend 2060 Fund	152,816	28,985	(1,902)	27,083
Fidelity Flex Freedom Blend 2065 Fund	143,139	24,894	(1,974)	22,920

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	19,697	14,449
Fidelity Flex Freedom Blend 2005 Fund	18,332	15,174
Fidelity Flex Freedom Blend 2010 Fund	18,989	15,445
Fidelity Flex Freedom Blend 2015 Fund	25,977	15,609
Fidelity Flex Freedom Blend 2020 Fund	32,479	14,779
Fidelity Flex Freedom Blend 2025 Fund	73,054	18,978
Fidelity Flex Freedom Blend 2030 Fund	104,535	20,545
Fidelity Flex Freedom Blend 2035 Fund	640,377	30,023
Fidelity Flex Freedom Blend 2040 Fund	135,630	25,485
Fidelity Flex Freedom Blend 2045 Fund	369,404	102,767
Fidelity Flex Freedom Blend 2050 Fund	80,824	22,303
Fidelity Flex Freedom Blend 2055 Fund	49,789	21,683
Fidelity Flex Freedom Blend 2060 Fund	42,783	22,370
Fidelity Flex Freedom Blend 2065 Fund	49,562	20,155

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Flex Freedom Blend Income Fund	666	70
Fidelity Flex Freedom Blend 2005 Fund	542	41
Fidelity Flex Freedom Blend 2010 Fund	502	26
Fidelity Flex Freedom Blend 2015 Fund	706	27
Fidelity Flex Freedom Blend 2020 Fund	907	27
Fidelity Flex Freedom Blend 2025 Fund	775	(1)
Fidelity Flex Freedom Blend 2030 Fund	271	(1)

6. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 50%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Flex Freedom Blend Income Fund	98%	-	-
Fidelity Flex Freedom Blend 2005 Fund	99%	-	-
Fidelity Flex Freedom Blend 2010 Fund	100%	-	-
Fidelity Flex Freedom Blend 2015 Fund	95%	-	-
Fidelity Flex Freedom Blend 2020 Fund	92%	-	-
Fidelity Flex Freedom Blend 2025 Fund	71%	-	-
Fidelity Flex Freedom Blend 2030 Fund	63%	-	-
Fidelity Flex Freedom Blend 2035 Fund	20%	1	60%
Fidelity Flex Freedom Blend 2040 Fund	60%	-	-
Fidelity Flex Freedom Blend 2045 Fund	35%	-	-
Fidelity Flex Freedom Blend 2050 Fund	73%	-	-
Fidelity Flex Freedom Blend 2055 Fund	85%	-	-
Fidelity Flex Freedom Blend 2060 Fund	88%	-	-
Fidelity Flex Freedom Blend 2065 Fund	82%	-	-

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 to September 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A,B	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period April 1, 2021 to September 30, 2021-C,D
Fidelity Flex Freedom Blend Income Fund	- %
Actual		$1,000.00	$1,027.40	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2005 Fund	- %
Actual		$1,000.00	$1,029.60	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2010 Fund	- %
Actual		$1,000.00	$1,033.10	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2015 Fund	- %
Actual		$1,000.00	$1,037.90	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2020 Fund	- %
Actual		$1,000.00	$1,041.40	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2025 Fund	- %
Actual		$1,000.00	$1,044.10	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2030 Fund	- %
Actual		$1,000.00	$1,048.00	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2035 Fund	- %
Actual		$1,000.00	$1,052.70	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2040 Fund	- %
Actual		$1,000.00	$1,057.10	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2045 Fund	- %
Actual		$1,000.00	$1,057.20	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2050 Fund	- %
Actual		$1,000.00	$1,057.40	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2055 Fund	- %
Actual		$1,000.00	$1,056.40	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2060 Fund	- %
Actual		$1,000.00	$1,057.30	$-
Hypothetical-E		$1,000.00	$1,025.07	$-
Fidelity Flex Freedom Blend 2065 Fund	- %
Actual		$1,000.00	$1,056.70	$-
Hypothetical-E		$1,000.00	$1,025.07	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Freedom Blend Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In considering whether to renew the Advisory Contract for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the absolute investment performance of each fund, as well as each fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the funds' Advisory Contracts as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that the funds are available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that each fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the funds were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the funds' Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

XFC-SANN-1121
1.9884227.104

Fidelity Freedom® Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

In May 2021, the Board approved Fidelity’s request to modify the glide paths and strategic asset allocations for Fidelity’s target date funds and related composite benchmark changes.

Fidelity Freedom® Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	12.1
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Government Bond Index Fund	10.6
Fidelity Series Inflation-Protected Bond Index Fund	9.8
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series Government Money Market Fund 0.07%	4.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.1
Fidelity Series Short-Term Credit Fund	3.8
78.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.1%
International Equity Funds	12.9%
Bond Funds	57.7%
Short-Term Funds	20.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	75,456	$1,211,070
Fidelity Series Commodity Strategy Fund (a)	578,240	2,399,697
Fidelity Series Large Cap Growth Index Fund (a)	43,144	767,529
Fidelity Series Large Cap Stock Fund (a)	45,960	841,070
Fidelity Series Large Cap Value Index Fund (a)	105,315	1,614,485
Fidelity Series Small Cap Opportunities Fund (a)	28,453	403,470
Fidelity Series Value Discovery Fund (a)	35,874	595,869
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,097,632)		7,833,190

International Equity Funds - 12.9%
Fidelity Series Canada Fund (a)	42,572	580,676
Fidelity Series Emerging Markets Fund (a)	47,685	524,057
Fidelity Series Emerging Markets Opportunities Fund (a)	194,176	4,726,249
Fidelity Series International Growth Fund (a)	70,943	1,394,741
Fidelity Series International Index Fund (a)	48,152	586,491
Fidelity Series International Small Cap Fund (a)	21,051	494,708
Fidelity Series International Value Fund (a)	124,152	1,395,472
Fidelity Series Overseas Fund (a)	100,058	1,391,813
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,242,788)		11,094,207

Bond Funds - 57.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	347,765	3,488,080
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	17,905	177,079
Fidelity Series Corporate Bond Fund (a)	633,703	7,034,099
Fidelity Series Emerging Markets Debt Fund (a)	51,214	471,684
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	15,545	156,386
Fidelity Series Floating Rate High Income Fund (a)	10,393	96,652
Fidelity Series Government Bond Index Fund (a)	860,690	9,123,312
Fidelity Series High Income Fund (a)	56,615	543,506
Fidelity Series Inflation-Protected Bond Index Fund (a)	750,589	8,384,077
Fidelity Series International Developed Markets Bond Index Fund (a)	70,676	696,864
Fidelity Series Investment Grade Bond Fund (a)	844,006	9,866,430
Fidelity Series Investment Grade Securitized Fund (a)	660,214	6,846,416
Fidelity Series Long-Term Treasury Bond Index Fund (a)	282,514	2,361,817
Fidelity Series Real Estate Income Fund (a)	28,003	324,553
TOTAL BOND FUNDS
(Cost $48,322,869)		49,570,955

Short-Term Funds - 20.3%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	3,744,875	3,744,875
Fidelity Series Short-Term Credit Fund (a)	317,159	3,219,169
Fidelity Series Treasury Bill Index Fund (a)	1,043,404	10,434,037
TOTAL SHORT-TERM FUNDS
(Cost $17,369,828)		17,398,081
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $82,033,117)		85,896,433
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,784)
NET ASSETS - 100%		$85,894,649

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,323	$100,372	$--	$--	$--	$--	0.0%
Total	$49	$100,323	$100,372	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$3,505,350	$17,092	$--	$(17)	$(161)	$3,488,080
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	177,079	--	--	--	--	177,079
Fidelity Series Blue Chip Growth Fund	892,970	721,422	304,652	211,143	10,374	(109,044)	1,211,070
Fidelity Series Canada Fund	317,176	323,000	73,350	--	(736)	14,586	580,676
Fidelity Series Commodity Strategy Fund	1,724,256	1,662,288	644,173	729,813	(57,094)	(285,580)	2,399,697
Fidelity Series Corporate Bond Fund	5,247,396	2,752,140	1,092,704	82,895	3,285	123,982	7,034,099
Fidelity Series Emerging Markets Debt Fund	339,733	185,600	56,927	9,361	(329)	3,607	471,684
Fidelity Series Emerging Markets Debt Local Currency Fund	113,537	61,684	17,827	--	86	(1,094)	156,386
Fidelity Series Emerging Markets Fund	444,602	248,695	136,103	--	(1,312)	(31,825)	524,057
Fidelity Series Emerging Markets Opportunities Fund	3,997,024	2,230,626	1,239,738	--	(11,111)	(250,552)	4,726,249
Fidelity Series Floating Rate High Income Fund	68,439	38,243	11,032	1,715	43	959	96,652
Fidelity Series Government Bond Index Fund	6,469,567	3,607,400	1,029,267	41,963	(9,461)	85,073	9,123,312
Fidelity Series Government Money Market Fund 0.07%	4,686,510	1,972,070	2,913,705	1,566	--	--	3,744,875
Fidelity Series High Income Fund	394,272	215,877	77,532	11,794	344	10,545	543,506
Fidelity Series Inflation-Protected Bond Index Fund	7,443,571	3,859,137	3,262,448	--	32,387	311,430	8,384,077
Fidelity Series International Developed Markets Bond Index Fund	--	705,213	3,418	--	(13)	(4,918)	696,864
Fidelity Series International Growth Fund	780,015	709,699	164,084	--	2,223	66,888	1,394,741
Fidelity Series International Index Fund	325,642	315,780	62,473	--	(52)	7,594	586,491
Fidelity Series International Small Cap Fund	281,307	232,654	61,957	--	(231)	42,935	494,708
Fidelity Series International Value Fund	779,121	778,092	180,661	--	18	18,902	1,395,472
Fidelity Series Investment Grade Bond Fund	7,180,846	3,814,983	1,227,983	90,144	2,603	95,981	9,866,430
Fidelity Series Investment Grade Securitized Fund	5,031,089	2,625,959	847,378	11,236	(220)	36,966	6,846,416
Fidelity Series Large Cap Growth Index Fund	563,503	309,645	184,298	2,987	10,797	67,882	767,529
Fidelity Series Large Cap Stock Fund	615,159	398,913	151,859	49,395	492	(21,635)	841,070
Fidelity Series Large Cap Value Index Fund	1,174,946	667,944	272,270	--	923	42,942	1,614,485
Fidelity Series Long-Term Treasury Bond Index Fund	1,699,334	1,116,606	576,733	23,789	(43,638)	166,248	2,361,817
Fidelity Series Overseas Fund	781,330	703,642	173,812	--	7,065	73,588	1,391,813
Fidelity Series Real Estate Income Fund	236,145	129,366	52,774	6,266	161	11,655	324,553
Fidelity Series Short-Term Credit Fund	2,311,484	1,693,879	778,421	20,391	(1,521)	(6,252)	3,219,169
Fidelity Series Small Cap Opportunities Fund	297,236	266,189	78,476	96,028	(1,969)	(79,510)	403,470
Fidelity Series Treasury Bill Index Fund	7,446,826	5,526,480	2,539,269	2,657	(2,470)	2,470	10,434,037
Fidelity Series Value Discovery Fund	434,135	242,464	95,048	--	1,349	12,969	595,869
	$62,077,171	$41,798,119	$18,327,464	$1,393,143	$(58,024)	$406,631	$85,896,433

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$7,833,190	$7,833,190	$--	$--
International Equity Funds	11,094,207	11,094,207	--	--
Bond Funds	49,570,955	49,570,955	--	--
Short-Term Funds	17,398,081	17,398,081	--	--
Total Investments in Securities:	$85,896,433	$85,896,433	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $82,033,117)	$85,896,433
Total Investment in Securities (cost $82,033,117)		$85,896,433
Cash		324
Receivable for investments sold		2,727,484
Total assets		88,624,241
Liabilities
Payable for investments purchased	$1,821,480
Payable for fund shares redeemed	886,214
Accrued management fee	20,789
Distribution and service plan fees payable	1,109
Total liabilities		2,729,592
Net Assets		$85,894,649
Net Assets consist of:
Paid in capital		$81,246,969
Total accumulated earnings (loss)		4,647,680
Net Assets		$85,894,649
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,281,111 ÷ 206,140 shares)(a)		$11.07
Maximum offering price per share (100/94.25 of $11.07)		$11.75
Class M:
Net Asset Value and redemption price per share ($193,708 ÷ 17,516 shares)(a)		$11.06
Maximum offering price per share (100/96.50 of $11.06)		$11.46
Class C:
Net Asset Value and offering price per share ($635,320 ÷ 57,972 shares)(a)		$10.96
Fidelity Freedom Blend Income Fund:
Net Asset Value, offering price and redemption price per share ($6,324,602 ÷ 571,032 shares)		$11.08
Class K:
Net Asset Value, offering price and redemption price per share ($834,300 ÷ 75,292 shares)		$11.08
Class K6:
Net Asset Value, offering price and redemption price per share ($33,054,378 ÷ 2,981,157 shares)		$11.09
Class I:
Net Asset Value, offering price and redemption price per share ($1,482,918 ÷ 133,851 shares)		$11.08
Class Z:
Net Asset Value, offering price and redemption price per share ($1,746,678 ÷ 157,645 shares)		$11.08
Class Z6:
Net Asset Value, offering price and redemption price per share ($13,688,737 ÷ 1,234,487 shares)		$11.09
Premier Class:
Net Asset Value, offering price and redemption price per share ($25,652,897 ÷ 2,315,557 shares)		$11.08

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,041,319
Expenses
Management fee	$110,565
Distribution and service plan fees	6,374
Independent trustees' fees and expenses	95
Total expenses		117,034
Net investment income (loss)		924,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(58,024)
Capital gain distributions from underlying funds:
Affiliated issuers	351,824
Total net realized gain (loss)		293,800
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	406,631
Total change in net unrealized appreciation (depreciation)		406,631
Net gain (loss)		700,431
Net increase (decrease) in net assets resulting from operations		$1,624,716

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$924,285	$599,024
Net realized gain (loss)	293,800	1,323,853
Change in net unrealized appreciation (depreciation)	406,631	4,176,622
Net increase (decrease) in net assets resulting from operations	1,624,716	6,099,499
Distributions to shareholders	(865,019)	(1,527,679)
Share transactions - net increase (decrease)	23,073,761	13,875,323
Total increase (decrease) in net assets	23,833,458	18,447,143
Net Assets
Beginning of period	62,061,191	43,614,048
End of period	$85,894,649	$62,061,191

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend Income Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.07	.16	.11
Net realized and unrealized gain (loss)	.18	1.12	.01	.08
Total from investment operations	.27	1.19	.17	.19
Distributions from net investment income	(.01)	(.08)	(.15)	(.11)
Distributions from net realized gain	(.12)	(.17)	(.07)	(.05)
Total distributions	(.12)C	(.25)	(.22)	(.16)
Net asset value, end of period	$11.07	$10.92	$9.98	$10.03
Total ReturnD,E	2.50%	11.94%	1.60%	1.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.71%	.71%H
Expenses net of fee waivers, if any	.71%H	.71%	.71%	.71%H
Expenses net of all reductions	.71%H	.71%	.71%	.71%H
Net investment income (loss)	1.58%H	.67%	1.55%	1.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,281	$1,423	$699	$107
Portfolio turnover rateI	49%H	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.05	.13	.10
Net realized and unrealized gain (loss)	.19	1.11	.01	.07
Total from investment operations	.26	1.16	.14	.17
Distributions from net investment income	–	(.05)	(.12)	(.09)
Distributions from net realized gain	(.12)	(.17)	(.07)	(.05)
Total distributions	(.12)	(.22)	(.19)	(.14)
Net asset value, end of period	$11.06	$10.92	$9.98	$10.03
Total ReturnC,D,E	2.35%	11.65%	1.35%	1.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.96%	.96%	.96%H
Expenses net of fee waivers, if any	.96%H	.96%	.96%	.96%H
Expenses net of all reductions	.96%H	.96%	.96%	.96%H
Net investment income (loss)	1.33%H	.42%	1.30%	1.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$194	$195	$156	$102
Portfolio turnover rateI	49%H	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$9.95	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	(.01)	.08	.07
Net realized and unrealized gain (loss)	.18	1.11	.01	.07
Total from investment operations	.23	1.10	.09	.14
Distributions from net investment income	–	(.03)	(.08)	(.08)
Distributions from net realized gain	(.12)	(.17)	(.07)	(.05)
Total distributions	(.12)	(.20)	(.15)	(.13)
Net asset value, end of period	$10.96	$10.85	$9.95	$10.01
Total ReturnC,D	2.08%	11.10%	.85%	1.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G	1.46%	1.46%	1.47%F,G
Expenses net of fee waivers, if any	1.46%G	1.46%	1.46%	1.47%F,G
Expenses net of all reductions	1.46%G	1.46%	1.46%	1.47%F,G
Net investment income (loss)	.83%G	(.09)%	.81%	1.19%G
Supplemental Data
Net assets, end of period (000 omitted)	$635	$711	$228	$123
Portfolio turnover rateH	49%G	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.10	.18	.13
Net realized and unrealized gain (loss)	.18	1.12	.01	.07
Total from investment operations	.28	1.22	.19	.20
Distributions from net investment income	(.02)	(.10)	(.17)	(.12)
Distributions from net realized gain	(.12)	(.17)	(.07)	(.05)
Total distributions	(.13)C	(.27)	(.24)	(.17)
Net asset value, end of period	$11.08	$10.93	$9.98	$10.03
Total ReturnD	2.60%	12.29%	1.83%	2.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%G
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%G
Expenses net of all reductions	.46%G	.46%	.46%	.46%G
Net investment income (loss)	1.83%G	.92%	1.80%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,325	$5,977	$2,729	$378
Portfolio turnover rateH	49%G	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.11	.20	.13
Net realized and unrealized gain (loss)	.17	1.12	–C	.08
Total from investment operations	.28	1.23	.20	.21
Distributions from net investment income	(.02)	(.11)	(.18)	(.12)
Distributions from net realized gain	(.12)	(.17)	(.07)	(.05)
Total distributions	(.14)	(.28)	(.25)	(.17)
Net asset value, end of period	$11.08	$10.94	$9.99	$10.04
Total ReturnD	2.57%	12.37%	1.90%	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%	.36%G
Net investment income (loss)	1.93%G	1.02%	1.90%	2.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$834	$564	$404	$102
Portfolio turnover rateH	49%G	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.12	.21	.14
Net realized and unrealized gain (loss)	.18	1.12	–C	.08
Total from investment operations	.29	1.24	.21	.22
Distributions from net investment income	(.03)	(.12)	(.19)	(.13)
Distributions from net realized gain	(.12)	(.17)	(.07)	(.05)
Total distributions	(.14)D	(.29)	(.26)	(.18)
Net asset value, end of period	$11.09	$10.94	$9.99	$10.04
Total ReturnE	2.69%	12.50%	1.97%	2.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.26%H	.26%	.26%	.26%H
Expenses net of fee waivers, if any	.26%H	.26%	.26%	.26%H
Expenses net of all reductions	.26%H	.26%	.26%	.26%H
Net investment income (loss)	2.03%H	1.12%	2.00%	2.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,054	$51,220	$38,898	$1,658
Portfolio turnover rateI	49%H	49%	44%	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.10	.19	.13
Net realized and unrealized gain (loss)	.18	1.13	(.01)	.08
Total from investment operations	.28	1.23	.18	.21
Distributions from net investment income	(.02)	(.11)	(.17)	(.12)
Distributions from net realized gain	(.12)	(.17)	(.07)	(.05)
Total distributions	(.14)	(.28)	(.23)C	(.17)
Net asset value, end of period	$11.08	$10.94	$9.99	$10.04
Total ReturnD	2.53%	12.32%	1.76%	2.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%G
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%G
Expenses net of all reductions	.46%G	.46%	.46%	.46%G
Net investment income (loss)	1.83%G	.92%	1.80%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,483	$749	$242	$102
Portfolio turnover rateH	49%G	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$11.01
Income from Investment Operations
Net investment income (loss)B	.32
Net realized and unrealized gain (loss)	(.11)C
Total from investment operations	.21
Distributions from net investment income	(.03)
Distributions from net realized gain	(.12)
Total distributions	(.14)D
Net asset value, end of period	$11.08
Total ReturnE	1.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H
Expenses net of fee waivers, if any	.24%H
Expenses net of all reductions	.24%H
Net investment income (loss)	5.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$25,653
Portfolio turnover rateI	49%H

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.11	.20	.13
Net realized and unrealized gain (loss)	.17	1.12	(.01)	.08
Total from investment operations	.28	1.23	.19	.21
Distributions from net investment income	(.03)	(.11)	(.18)	(.12)
Distributions from net realized gain	(.12)	(.17)	(.07)	(.05)
Total distributions	(.14)C	(.28)	(.24)C	(.17)
Net asset value, end of period	$11.08	$10.94	$9.99	$10.04
Total ReturnD	2.58%	12.41%	1.86%	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%	.36%G
Net investment income (loss)	1.93%G	1.02%	1.90%	2.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,747	$1,026	$104	$102
Portfolio turnover rateH	49%G	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.00	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.12	.21	.14
Net realized and unrealized gain (loss)	.18	1.12	–C	.08
Total from investment operations	.29	1.24	.21	.22
Distributions from net investment income	(.03)	(.12)	(.18)	(.13)
Distributions from net realized gain	(.12)	(.17)	(.07)	(.05)
Total distributions	(.15)	(.29)	(.25)	(.18)
Net asset value, end of period	$11.09	$10.95	$10.00	$10.04
Total ReturnD	2.64%	12.47%	2.04%	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.26%	.26%	.26%G
Expenses net of fee waivers, if any	.26%G	.26%	.26%	.26%G
Expenses net of all reductions	.26%G	.26%	.26%	.26%G
Net investment income (loss)	2.03%G	1.12%	2.00%	2.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,689	$196	$154	$102
Portfolio turnover rateH	49%G	49%	44%	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	11.3
Fidelity Series Investment Grade Bond Fund	11.1
Fidelity Series Government Bond Index Fund	10.3
Fidelity Series Inflation-Protected Bond Index Fund	9.3
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Government Money Market Fund 0.07%	4.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3.6
Fidelity Series Short-Term Credit Fund	3.5
74.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.2%
International Equity Funds	14.3%
Bond Funds	55.7%
Short-Term Funds	18.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2005 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	31,142	$499,828
Fidelity Series Commodity Strategy Fund (a)	180,281	748,166
Fidelity Series Large Cap Growth Index Fund (a)	17,806	316,762
Fidelity Series Large Cap Stock Fund (a)	18,975	347,236
Fidelity Series Large Cap Value Index Fund (a)	43,467	666,349
Fidelity Series Small Cap Opportunities Fund (a)	11,748	166,580
Fidelity Series Value Discovery Fund (a)	14,805	245,908
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,561,686)		2,990,829

International Equity Funds - 14.3%
Fidelity Series Canada Fund (a)	15,271	208,292
Fidelity Series Emerging Markets Fund (a)	15,893	174,666
Fidelity Series Emerging Markets Opportunities Fund (a)	64,713	1,575,108
Fidelity Series International Growth Fund (a)	25,254	496,486
Fidelity Series International Index Fund (a)	17,136	208,719
Fidelity Series International Small Cap Fund (a)	7,599	178,577
Fidelity Series International Value Fund (a)	44,277	497,670
Fidelity Series Overseas Fund (a)	35,619	495,466
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,067,186)		3,834,984

Bond Funds - 55.7%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	95,019	953,043
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	11,136	110,135
Fidelity Series Corporate Bond Fund (a)	191,568	2,126,408
Fidelity Series Emerging Markets Debt Fund (a)	15,989	147,262
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,850	48,793
Fidelity Series Floating Rate High Income Fund (a)	3,176	29,537
Fidelity Series Government Bond Index Fund (a)	260,142	2,757,505
Fidelity Series High Income Fund (a)	17,600	168,963
Fidelity Series Inflation-Protected Bond Index Fund (a)	223,326	2,494,554
Fidelity Series International Developed Markets Bond Index Fund (a)	21,757	214,520
Fidelity Series Investment Grade Bond Fund (a)	255,107	2,982,198
Fidelity Series Investment Grade Securitized Fund (a)	199,520	2,069,018
Fidelity Series Long-Term Treasury Bond Index Fund (a)	88,842	742,720
Fidelity Series Real Estate Income Fund (a)	8,726	101,132
TOTAL BOND FUNDS
(Cost $14,536,573)		14,945,788

Short-Term Funds - 18.8%
Fidelity Cash Central Fund 0.06% (b)	242	242
Fidelity Series Government Money Market Fund 0.07% (a)(c)	1,084,430	1,084,430
Fidelity Series Short-Term Credit Fund (a)	91,835	932,128
Fidelity Series Treasury Bill Index Fund (a)	302,202	3,022,021
TOTAL SHORT-TERM FUNDS
(Cost $5,028,360)		5,038,821
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,193,805)		26,810,422
NET OTHER ASSETS (LIABILITIES) - 0.0%		(789)
NET ASSETS - 100%		$26,809,633

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,242	$100,049	$--	$--	$--	$242	0.0%
Total	$49	$100,242	$100,049	$--	$--	$--	$242

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$961,086	$7,941	$--	$(23)	$(79)	$953,043
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	111,344	493	--	(5)	(711)	110,135
Fidelity Series Blue Chip Growth Fund	476,733	211,844	155,107	88,859	8,438	(42,080)	499,828
Fidelity Series Canada Fund	147,790	77,456	25,064	--	503	7,607	208,292
Fidelity Series Commodity Strategy Fund	655,440	377,016	187,852	230,014	(11,952)	(84,486)	748,166
Fidelity Series Corporate Bond Fund	1,917,388	433,479	269,357	26,608	813	44,085	2,126,408
Fidelity Series Emerging Markets Debt Fund	129,119	29,739	13,232	3,110	107	1,529	147,262
Fidelity Series Emerging Markets Debt Local Currency Fund	43,159	10,444	4,804	--	22	(28)	48,793
Fidelity Series Emerging Markets Fund	181,564	48,325	45,104	--	1,258	(11,377)	174,666
Fidelity Series Emerging Markets Opportunities Fund	1,632,306	467,077	446,725	--	26,535	(104,085)	1,575,108
Fidelity Series Floating Rate High Income Fund	26,011	6,507	3,319	570	16	322	29,537
Fidelity Series Government Bond Index Fund	2,364,080	600,716	235,787	13,450	(998)	29,494	2,757,505
Fidelity Series Government Money Market Fund 0.07%	1,625,448	272,311	813,329	481	--	--	1,084,430
Fidelity Series High Income Fund	149,847	36,019	20,647	3,921	188	3,556	168,963
Fidelity Series Inflation-Protected Bond Index Fund	2,650,228	593,868	861,254	--	17,229	94,483	2,494,554
Fidelity Series International Developed Markets Bond Index Fund	--	219,781	3,735	--	(23)	(1,503)	214,520
Fidelity Series International Growth Fund	363,454	172,047	71,815	--	2,187	30,613	496,486
Fidelity Series International Index Fund	151,737	76,306	24,347	--	894	4,129	208,719
Fidelity Series International Small Cap Fund	131,074	49,898	20,785	--	1,759	16,631	178,577
Fidelity Series International Value Fund	363,042	190,350	67,155	--	2,434	8,999	497,670
Fidelity Series Investment Grade Bond Fund	2,623,900	614,591	292,374	28,906	(74)	36,155	2,982,198
Fidelity Series Investment Grade Securitized Fund	1,838,406	413,049	195,247	3,567	(885)	13,695	2,069,018
Fidelity Series Large Cap Growth Index Fund	300,850	70,484	93,714	1,321	9,340	29,802	316,762
Fidelity Series Large Cap Stock Fund	328,463	95,310	72,617	20,900	4,946	(8,866)	347,236
Fidelity Series Large Cap Value Index Fund	627,382	150,400	138,503	--	6,788	20,282	666,349
Fidelity Series Long-Term Treasury Bond Index Fund	645,904	224,818	171,282	7,982	(10,238)	53,518	742,720
Fidelity Series Overseas Fund	364,074	169,589	75,146	--	5,581	31,368	495,466
Fidelity Series Real Estate Income Fund	89,763	20,839	13,822	1,958	170	4,182	101,132
Fidelity Series Short-Term Credit Fund	801,629	331,346	198,763	6,242	(323)	(1,761)	932,128
Fidelity Series Small Cap Opportunities Fund	158,699	77,477	36,550	40,417	896	(33,942)	166,580
Fidelity Series Treasury Bill Index Fund	2,578,151	1,090,728	646,858	798	(456)	456	3,022,021
Fidelity Series Value Discovery Fund	231,808	51,149	46,666	--	4,336	5,281	245,908
	$23,597,449	$8,255,393	$5,259,394	$479,104	$69,463	$147,269	$26,810,180

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,990,829	$2,990,829	$--	$--
International Equity Funds	3,834,984	3,834,984	--	--
Bond Funds	14,945,788	14,945,788	--	--
Short-Term Funds	5,038,821	5,038,821	--	--
Total Investments in Securities:	$26,810,422	$26,810,422	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $242)	$242
Other affiliated issuers (cost $25,193,563)	26,810,180
Total Investment in Securities (cost $25,193,805)		$26,810,422
Receivable for investments sold		745,701
Receivable for fund shares sold		11,214
Total assets		27,567,337
Liabilities
Payable for investments purchased	$651,259
Payable for fund shares redeemed	99,420
Accrued management fee	6,540
Distribution and service plan fees payable	485
Total liabilities		757,704
Net Assets		$26,809,633
Net Assets consist of:
Paid in capital		$24,782,003
Total accumulated earnings (loss)		2,027,630
Net Assets		$26,809,633
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($350,473 ÷ 31,378 shares)(a)		$11.17
Maximum offering price per share (100/94.25 of $11.17)		$11.85
Class M:
Net Asset Value and redemption price per share ($264,743 ÷ 23,720 shares)(a)		$11.16
Maximum offering price per share (100/96.50 of $11.16)		$11.56
Class C:
Net Asset Value and offering price per share ($335,328 ÷ 30,324 shares)(a)		$11.06
Fidelity Freedom Blend 2005 Fund:
Net Asset Value, offering price and redemption price per share ($2,199,591 ÷ 196,742 shares)		$11.18
Class K:
Net Asset Value, offering price and redemption price per share ($465,372 ÷ 41,576 shares)		$11.19
Class K6:
Net Asset Value, offering price and redemption price per share ($10,102,635 ÷ 901,534 shares)		$11.21
Class I:
Net Asset Value, offering price and redemption price per share ($1,043,438 ÷ 93,269 shares)		$11.19
Class Z:
Net Asset Value, offering price and redemption price per share ($188,050 ÷ 16,772 shares)		$11.21
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,849,035 ÷ 164,816 shares)		$11.22
Premier Class:
Net Asset Value, offering price and redemption price per share ($10,010,968 ÷ 893,063 shares)		$11.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$331,356
Expenses
Management fee	$36,935
Distribution and service plan fees	2,555
Independent trustees' fees and expenses	32
Total expenses		39,522
Net investment income (loss)		291,834
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	69,463
Capital gain distributions from underlying funds:
Affiliated issuers	147,748
Total net realized gain (loss)		217,211
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	147,269
Total change in net unrealized appreciation (depreciation)		147,269
Net gain (loss)		364,480
Net increase (decrease) in net assets resulting from operations		$656,314

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$291,834	$219,639
Net realized gain (loss)	217,211	663,962
Change in net unrealized appreciation (depreciation)	147,269	1,798,696
Net increase (decrease) in net assets resulting from operations	656,314	2,682,297
Distributions to shareholders	(317,676)	(648,692)
Share transactions - net increase (decrease)	2,879,344	6,720,025
Total increase (decrease) in net assets	3,217,982	8,753,630
Net Assets
Beginning of period	23,591,651	14,838,021
End of period	$26,809,633	$23,591,651

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.07	.16	.11
Net realized and unrealized gain (loss)	.21	1.39	(.08)	.04
Total from investment operations	.29	1.46	.08	.15
Distributions from net investment income	–C	(.07)	(.13)	(.10)
Distributions from net realized gain	(.14)	(.21)	(.09)	(.07)
Total distributions	(.14)	(.29)D	(.22)	(.16)D
Net asset value, end of period	$11.17	$11.02	$9.85	$9.99
Total ReturnE,F	2.63%	14.84%	.68%	1.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.71%	.71%	.71%I
Expenses net of fee waivers, if any	.71%I	.71%	.71%	.71%I
Expenses net of all reductions	.71%I	.71%	.71%	.71%I
Net investment income (loss)	1.34%I	.67%	1.56%	1.88%I
Supplemental Data
Net assets, end of period (000 omitted)	$350	$351	$263	$187
Portfolio turnover rateJ	41%I	45%	64%	11%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than .005%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.05	.13	.09
Net realized and unrealized gain (loss)	.21	1.38	(.07)	.05
Total from investment operations	.27	1.43	.06	.14
Distributions from net investment income	–	(.05)	(.11)	(.08)
Distributions from net realized gain	(.13)	(.21)	(.09)	(.07)
Total distributions	(.13)	(.26)	(.20)	(.15)
Net asset value, end of period	$11.16	$11.02	$9.85	$9.99
Total ReturnC,D	2.48%	14.58%	.45%	1.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.96%	.96%	.96%G
Expenses net of fee waivers, if any	.96%G	.96%	.96%	.96%G
Expenses net of all reductions	.96%G	.96%	.96%	.96%G
Net investment income (loss)	1.10%G	.43%	1.31%	1.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$265	$148	$108	$101
Portfolio turnover rateH	41%G	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$9.81	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	(.01)	.08	.06
Net realized and unrealized gain (loss)	.21	1.38	(.08)	.05
Total from investment operations	.24	1.37	–	.11
Distributions from net investment income	–	(.03)	(.08)	(.06)
Distributions from net realized gain	(.12)	(.21)	(.09)	(.07)
Total distributions	(.12)	(.24)	(.17)	(.13)
Net asset value, end of period	$11.06	$10.94	$9.81	$9.98
Total ReturnC,D	2.20%	14.06%	(.07)%	1.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.46%G	1.46%	1.46%	1.46%G
Expenses net of fee waivers, if any	1.46%G	1.46%	1.46%	1.46%G
Expenses net of all reductions	1.46%G	1.46%	1.46%	1.46%G
Net investment income (loss)	.60%G	(.08)%	.81%	1.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$335	$320	$256	$101
Portfolio turnover rateH	41%G	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$9.87	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.10	.19	.12
Net realized and unrealized gain (loss)	.21	1.39	(.08)	.05
Total from investment operations	.30	1.49	.11	.17
Distributions from net investment income	(.01)	(.11)	(.15)	(.10)
Distributions from net realized gain	(.14)	(.21)	(.10)	(.07)
Total distributions	(.15)	(.33)C	(.25)	(.16)C
Net asset value, end of period	$11.18	$11.03	$9.87	$10.01
Total ReturnD	2.72%	15.13%	.94%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%G
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%G
Expenses net of all reductions	.46%G	.46%	.46%	.46%G
Net investment income (loss)	1.59%G	.92%	1.81%	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,200	$2,030	$1,126	$111
Portfolio turnover rateH	41%G	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.11	.20	.13
Net realized and unrealized gain (loss)	.20	1.39	(.08)	.04
Total from investment operations	.30	1.50	.12	.17
Distributions from net investment income	(.01)	(.13)	(.16)	(.10)
Distributions from net realized gain	(.14)	(.21)	(.09)	(.07)
Total distributions	(.15)	(.34)	(.25)	(.16)C
Net asset value, end of period	$11.19	$11.04	$9.88	$10.01
Total ReturnD	2.72%	15.26%	1.06%	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%	.36%G
Net investment income (loss)	1.69%G	1.02%	1.91%	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$465	$459	$178	$102
Portfolio turnover rateH	41%G	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.05	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.12	.21	.13
Net realized and unrealized gain (loss)	.21	1.39	(.08)	.05
Total from investment operations	.31	1.51	.13	.18
Distributions from net investment income	(.02)	(.13)	(.17)	(.10)
Distributions from net realized gain	(.14)	(.21)	(.10)	(.07)
Total distributions	(.15)C	(.34)	(.26)C	(.17)
Net asset value, end of period	$11.21	$11.05	$9.88	$10.01
Total ReturnD	2.84%	15.38%	1.19%	1.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.26%	.26%	.26%G
Expenses net of fee waivers, if any	.26%G	.26%	.26%	.26%G
Expenses net of all reductions	.26%G	.26%	.26%	.26%G
Net investment income (loss)	1.79%G	1.12%	2.01%	2.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,103	$19,122	$12,005	$1,177
Portfolio turnover rateH	41%G	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$9.86	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.10	.19	.12
Net realized and unrealized gain (loss)	.21	1.40	(.09)	.05
Total from investment operations	.30	1.50	.10	.17
Distributions from net investment income	–C	(.11)	(.16)	(.10)
Distributions from net realized gain	(.14)	(.21)	(.09)	(.07)
Total distributions	(.14)	(.33)D	(.25)	(.16)D
Net asset value, end of period	$11.19	$11.03	$9.86	$10.01
Total ReturnE	2.71%	15.24%	.86%	1.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%	.46%	.46%H
Expenses net of fee waivers, if any	.46%H	.46%	.46%	.46%H
Expenses net of all reductions	.46%H	.46%	.46%	.46%H
Net investment income (loss)	1.59%H	.92%	1.81%	2.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,043	$853	$691	$102
Portfolio turnover rateI	41%H	45%	64%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than .005%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$11.14
Income from Investment Operations
Net investment income (loss)B	.33
Net realized and unrealized gain (loss)	(.11)C
Total from investment operations	.22
Distributions from net investment income	(.02)
Distributions from net realized gain	(.14)
Total distributions	(.15)D
Net asset value, end of period	$11.21
Total ReturnE	2.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H
Expenses net of fee waivers, if any	.24%H
Expenses net of all reductions	.24%H
Net investment income (loss)	5.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$10,011
Portfolio turnover rateI	41%H

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.11	.20	.13
Net realized and unrealized gain (loss)	.20	1.40	(.09)	.04
Total from investment operations	.30	1.51	.11	.17
Distributions from net investment income	(.01)	(.11)	(.15)	(.10)
Distributions from net realized gain	(.14)	(.21)	(.09)	(.07)
Total distributions	(.15)	(.33)C	(.24)	(.16)C
Net asset value, end of period	$11.21	$11.06	$9.88	$10.01
Total ReturnD	2.72%	15.34%	1.01%	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%	.36%	.36%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%	.36%G
Net investment income (loss)	1.69%G	1.02%	1.91%	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$188	$184	$103	$102
Portfolio turnover rateH	41%G	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.12	.21	.13
Net realized and unrealized gain (loss)	.21	1.40	(.09)	.05
Total from investment operations	.31	1.52	.12	.18
Distributions from net investment income	(.02)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.14)	(.21)	(.10)	(.07)
Total distributions	(.15)C	(.34)C	(.25)C	(.17)
Net asset value, end of period	$11.22	$11.06	$9.88	$10.01
Total ReturnD	2.84%	15.45%	1.11%	1.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.26%	.26%	.26%G
Expenses net of fee waivers, if any	.26%G	.26%	.26%	.26%G
Expenses net of all reductions	.26%G	.26%	.26%	.26%G
Net investment income (loss)	1.80%G	1.12%	2.01%	2.33%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,849	$125	$107	$102
Portfolio turnover rateH	41%G	45%	64%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series Treasury Bill Index Fund	9.0
Fidelity Series Inflation-Protected Bond Index Fund	8.1
Fidelity Series Corporate Bond Fund	7.2
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Government Money Market Fund 0.07%	3.2
Fidelity Series Blue Chip Growth Fund	3.1
68.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.5%
International Equity Funds	17.9%
Bond Funds	50.6%
Short-Term Funds	15.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2010 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	170,983	$2,744,281
Fidelity Series Commodity Strategy Fund (a)	602,814	2,501,680
Fidelity Series Large Cap Growth Index Fund (a)	97,761	1,739,169
Fidelity Series Large Cap Stock Fund (a)	104,182	1,906,532
Fidelity Series Large Cap Value Index Fund (a)	238,657	3,658,610
Fidelity Series Small Cap Opportunities Fund (a)	64,502	914,634
Fidelity Series Value Discovery Fund (a)	81,288	1,350,197
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,551,730)		14,815,103

International Equity Funds - 17.9%
Fidelity Series Canada Fund (a)	67,833	925,248
Fidelity Series Emerging Markets Fund (a)	61,955	680,887
Fidelity Series Emerging Markets Opportunities Fund (a)	252,231	6,139,302
Fidelity Series International Growth Fund (a)	112,017	2,202,264
Fidelity Series International Index Fund (a)	76,013	925,835
Fidelity Series International Small Cap Fund (a)	33,524	787,806
Fidelity Series International Value Fund (a)	196,668	2,210,546
Fidelity Series Overseas Fund (a)	157,999	2,197,760
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,797,305)		16,069,648

Bond Funds - 50.6%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	217,206	2,178,579
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	84,326	833,986
Fidelity Series Corporate Bond Fund (a)	581,043	6,449,582
Fidelity Series Emerging Markets Debt Fund (a)	53,467	492,431
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	16,218	163,157
Fidelity Series Floating Rate High Income Fund (a)	10,619	98,757
Fidelity Series Government Bond Index Fund (a)	789,046	8,363,884
Fidelity Series High Income Fund (a)	58,847	564,929
Fidelity Series Inflation-Protected Bond Index Fund (a)	649,904	7,259,430
Fidelity Series International Developed Markets Bond Index Fund (a)	72,664	716,466
Fidelity Series Investment Grade Bond Fund (a)	773,761	9,045,265
Fidelity Series Investment Grade Securitized Fund (a)	605,172	6,275,637
Fidelity Series Long-Term Treasury Bond Index Fund (a)	302,428	2,528,296
Fidelity Series Real Estate Income Fund (a)	29,177	338,167
TOTAL BOND FUNDS
(Cost $44,013,222)		45,308,566

Short-Term Funds - 15.0%
Fidelity Cash Central Fund 0.06% (b)	348	348
Fidelity Series Government Money Market Fund 0.07% (a)(c)	2,883,963	2,883,963
Fidelity Series Short-Term Credit Fund (a)	244,226	2,478,891
Fidelity Series Treasury Bill Index Fund (a)	803,684	8,036,839
TOTAL SHORT-TERM FUNDS
(Cost $13,368,415)		13,400,041
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $82,730,672)		89,593,358
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,543)
NET ASSETS - 100%		$89,591,815

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,348	$100,049	$--	$--	$--	$348	0.0%
Total	$49	$100,348	$100,049	$--	$--	$--	$348

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$2,195,231	$16,596	$--	$(1)	$(55)	$2,178,579
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	846,951	4,909	--	(5)	(8,051)	833,986
Fidelity Series Blue Chip Growth Fund	2,620,975	1,013,472	706,653	475,038	74,450	(257,963)	2,744,281
Fidelity Series Canada Fund	704,113	267,009	87,605	--	3,957	37,774	925,248
Fidelity Series Commodity Strategy Fund	2,243,914	1,143,326	584,131	752,595	(28,270)	(273,159)	2,501,680
Fidelity Series Corporate Bond Fund	5,953,279	1,044,229	687,498	80,787	2,317	137,255	6,449,582
Fidelity Series Emerging Markets Debt Fund	442,073	80,472	35,788	10,402	67	5,607	492,431
Fidelity Series Emerging Markets Debt Local Currency Fund	147,754	28,318	13,061	--	32	114	163,157
Fidelity Series Emerging Markets Fund	711,666	151,817	142,841	--	11,979	(51,734)	680,887
Fidelity Series Emerging Markets Opportunities Fund	6,398,084	1,535,382	1,493,370	--	155,254	(456,048)	6,139,302
Fidelity Series Floating Rate High Income Fund	89,055	17,873	9,296	1,905	25	1,100	98,757
Fidelity Series Government Bond Index Fund	7,340,181	1,483,665	548,510	40,820	(370)	88,918	8,363,884
Fidelity Series Government Money Market Fund 0.07%	4,478,499	536,253	2,130,789	1,296	--	--	2,883,963
Fidelity Series High Income Fund	513,041	92,558	52,965	13,123	140	12,155	564,929
Fidelity Series Inflation-Protected Bond Index Fund	7,854,184	1,332,132	2,251,231	--	64,961	259,384	7,259,430
Fidelity Series International Developed Markets Bond Index Fund	--	726,937	5,486	--	(19)	(4,966)	716,466
Fidelity Series International Growth Fund	1,731,600	610,766	294,916	--	16,433	138,381	2,202,264
Fidelity Series International Index Fund	722,922	267,161	89,568	--	4,917	20,403	925,835
Fidelity Series International Small Cap Fund	624,488	151,913	71,259	--	6,652	76,012	787,806
Fidelity Series International Value Fund	1,729,670	666,358	240,630	--	9,792	45,356	2,210,546
Fidelity Series Investment Grade Bond Fund	8,146,939	1,473,657	687,476	87,735	(98)	112,243	9,045,265
Fidelity Series Investment Grade Securitized Fund	5,708,020	1,011,858	482,524	10,697	(943)	39,226	6,275,637
Fidelity Series Large Cap Growth Index Fund	1,654,159	297,136	419,571	7,351	93,997	113,448	1,739,169
Fidelity Series Large Cap Stock Fund	1,806,229	419,986	302,583	110,772	25,776	(42,876)	1,906,532
Fidelity Series Large Cap Value Index Fund	3,450,090	655,950	595,176	--	28,609	119,137	3,658,610
Fidelity Series Long-Term Treasury Bond Index Fund	2,211,381	695,466	524,926	26,798	(61,883)	208,258	2,528,296
Fidelity Series Overseas Fund	1,734,545	603,394	311,125	--	28,885	142,061	2,197,760
Fidelity Series Real Estate Income Fund	307,305	52,210	36,383	6,287	372	14,663	338,167
Fidelity Series Short-Term Credit Fund	2,208,841	772,803	497,183	16,789	(706)	(4,864)	2,478,891
Fidelity Series Small Cap Opportunities Fund	872,624	379,988	160,292	216,052	5,243	(182,929)	914,634
Fidelity Series Treasury Bill Index Fund	7,116,302	2,536,824	1,616,287	2,158	(101)	101	8,036,839
Fidelity Series Value Discovery Fund	1,274,789	236,831	214,821	--	19,229	34,169	1,350,197
	$80,796,722	$23,327,926	$15,315,449	$1,860,605	$460,691	$323,120	$89,593,010

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$14,815,103	$14,815,103	$--	$--
International Equity Funds	16,069,648	16,069,648	--	--
Bond Funds	45,308,566	45,308,566	--	--
Short-Term Funds	13,400,041	13,400,041	--	--
Total Investments in Securities:	$89,593,358	$89,593,358	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $348)	$348
Other affiliated issuers (cost $82,730,324)	89,593,010
Total Investment in Securities (cost $82,730,672)		$89,593,358
Receivable for investments sold		2,150,060
Receivable for fund shares sold		27,621
Total assets		91,771,039
Liabilities
Payable for investments purchased	$2,155,757
Payable for fund shares redeemed	1,165
Accrued management fee	21,807
Distribution and service plan fees payable	495
Total liabilities		2,179,224
Net Assets		$89,591,815
Net Assets consist of:
Paid in capital		$80,815,194
Total accumulated earnings (loss)		8,776,621
Net Assets		$89,591,815
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($590,714 ÷ 52,231 shares)(a)		$11.31
Maximum offering price per share (100/94.25 of $11.31)		$12.00
Class M:
Net Asset Value and redemption price per share ($361,758 ÷ 32,017 shares)(a)		$11.30
Maximum offering price per share (100/96.50 of $11.30)		$11.71
Class C:
Net Asset Value and offering price per share ($245,788 ÷ 21,920 shares)(a)		$11.21
Fidelity Freedom Blend 2010 Fund:
Net Asset Value, offering price and redemption price per share ($5,348,704 ÷ 471,896 shares)		$11.33
Class K:
Net Asset Value, offering price and redemption price per share ($8,345,546 ÷ 734,591 shares)		$11.36
Class K6:
Net Asset Value, offering price and redemption price per share ($31,824,487 ÷ 2,795,999 shares)		$11.38
Class I:
Net Asset Value, offering price and redemption price per share ($2,365,064 ÷ 208,464 shares)		$11.35
Class Z:
Net Asset Value, offering price and redemption price per share ($187,567 ÷ 16,488 shares)		$11.38
Class Z6:
Net Asset Value, offering price and redemption price per share ($3,496,678 ÷ 307,123 shares)		$11.39
Premier Class:
Net Asset Value, offering price and redemption price per share ($36,825,509 ÷ 3,235,078 shares)		$11.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,074,788
Expenses
Management fee	$126,325
Distribution and service plan fees	3,094
Independent trustees' fees and expenses	111
Total expenses		129,530
Net investment income (loss)		945,258
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	460,691
Capital gain distributions from underlying funds:
Affiliated issuers	785,817
Total net realized gain (loss)		1,246,508
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	323,120
Total change in net unrealized appreciation (depreciation)		323,120
Net gain (loss)		1,569,628
Net increase (decrease) in net assets resulting from operations		$2,514,886

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$945,258	$867,962
Net realized gain (loss)	1,246,508	3,061,112
Change in net unrealized appreciation (depreciation)	323,120	9,299,154
Net increase (decrease) in net assets resulting from operations	2,514,886	13,228,228
Distributions to shareholders	(1,635,413)	(2,725,154)
Share transactions - net increase (decrease)	7,935,829	12,198,204
Total increase (decrease) in net assets	8,815,302	22,701,278
Net Assets
Beginning of period	80,776,513	58,075,235
End of period	$89,591,815	$80,776,513

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$9.65	$9.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.08	.16	.10
Net realized and unrealized gain (loss)	.26	1.83	(.22)	.01
Total from investment operations	.33	1.91	(.06)	.11
Distributions from net investment income	–C	(.11)	(.12)	(.11)
Distributions from net realized gain	(.21)	(.26)	(.09)	(.08)
Total distributions	(.21)	(.37)	(.22)D	(.18)D
Net asset value, end of period	$11.31	$11.19	$9.65	$9.93
Total ReturnE,F,G	2.98%	19.96%	(.82)%	1.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.72%	.72%	.72%J
Expenses net of fee waivers, if any	.72%J	.72%	.72%	.72%J
Expenses net of all reductions	.72%J	.72%	.72%	.72%J
Net investment income (loss)	1.20%J	.74%	1.60%	1.81%J
Supplemental Data
Net assets, end of period (000 omitted)	$591	$931	$190	$166
Portfolio turnover rateK	36%J	37%	42%	98%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$9.63	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.05	.14	.09
Net realized and unrealized gain (loss)	.27	1.84	(.23)	–C
Total from investment operations	.32	1.89	(.09)	.09
Distributions from net investment income	–	(.07)	(.11)	(.10)
Distributions from net realized gain	(.21)	(.26)	(.09)	(.08)
Total distributions	(.21)	(.33)	(.20)	(.17)D
Net asset value, end of period	$11.30	$11.19	$9.63	$9.92
Total ReturnE,F	2.84%	19.76%	(1.07)%	1.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	.97%	.97%	.97%I
Expenses net of fee waivers, if any	.97%I	.97%	.97%	.97%I
Expenses net of all reductions	.97%I	.97%	.97%	.97%I
Net investment income (loss)	.95%I	.49%	1.35%	1.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$362	$379	$259	$126
Portfolio turnover rateJ	36%I	37%	42%	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.13	$9.61	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	–C	.09	.06
Net realized and unrealized gain (loss)	.26	1.82	(.23)	.01
Total from investment operations	.29	1.82	(.14)	.07
Distributions from net investment income	–	(.05)	(.07)	(.08)
Distributions from net realized gain	(.21)	(.25)	(.09)	(.08)
Total distributions	(.21)	(.30)	(.17)D	(.15)D
Net asset value, end of period	$11.21	$11.13	$9.61	$9.92
Total ReturnE,F	2.58%	19.05%	(1.57)%	.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.47%I	1.47%	1.47%	1.47%I
Expenses net of fee waivers, if any	1.47%I	1.47%	1.47%	1.47%I
Expenses net of all reductions	1.47%I	1.47%	1.47%	1.47%I
Net investment income (loss)	.45%I	(.02)%	.85%	1.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$246	$240	$117	$101
Portfolio turnover rateJ	36%I	37%	42%	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$9.65	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.11	.19	.12
Net realized and unrealized gain (loss)	.26	1.83	(.23)	.01
Total from investment operations	.34	1.94	(.04)	.13
Distributions from net investment income	(.01)	(.12)	(.16)	(.11)
Distributions from net realized gain	(.21)	(.26)	(.10)	(.08)
Total distributions	(.22)	(.38)	(.25)C	(.19)
Net asset value, end of period	$11.33	$11.21	$9.65	$9.94
Total ReturnD	3.06%	20.28%	(.56)%	1.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.47%	.47%	.47%G
Expenses net of fee waivers, if any	.47%G	.47%	.47%	.47%G
Expenses net of all reductions	.47%G	.47%	.47%	.47%G
Net investment income (loss)	1.45%G	.99%	1.85%	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,349	$4,499	$2,197	$148
Portfolio turnover rateH	36%G	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.12	.20	.12
Net realized and unrealized gain (loss)	.26	1.84	(.22)	.01
Total from investment operations	.35	1.96	(.02)	.13
Distributions from net investment income	(.01)	(.13)	(.16)	(.11)
Distributions from net realized gain	(.21)	(.26)	(.09)	(.08)
Total distributions	(.22)	(.39)	(.26)C	(.19)
Net asset value, end of period	$11.36	$11.23	$9.66	$9.94
Total ReturnD	3.15%	20.40%	(.43)%	1.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.37%	.37%G
Expenses net of fee waivers, if any	.37%G	.37%	.37%	.37%G
Expenses net of all reductions	.37%G	.37%	.37%	.37%G
Net investment income (loss)	1.55%G	1.09%	1.95%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,346	$7,725	$6,317	$101
Portfolio turnover rateH	36%G	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$9.67	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13	.21	.13
Net realized and unrealized gain (loss)	.27	1.85	(.23)	.01
Total from investment operations	.36	1.98	(.02)	.14
Distributions from net investment income	(.01)	(.14)	(.16)	(.11)
Distributions from net realized gain	(.21)	(.26)	(.10)	(.08)
Total distributions	(.23)C	(.40)	(.26)	(.19)
Net asset value, end of period	$11.38	$11.25	$9.67	$9.95
Total ReturnD	3.18%	20.60%	(.44)%	1.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.27%	.27%	.28%G,H
Expenses net of fee waivers, if any	.27%G	.27%	.27%	.28%G,H
Expenses net of all reductions	.27%G	.27%	.27%	.28%G,H
Net investment income (loss)	1.65%G	1.19%	2.05%	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$31,824	$64,959	$48,155	$1,697
Portfolio turnover rateI	36%G	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.11	.19	.12
Net realized and unrealized gain (loss)	.27	1.83	(.22)	–C
Total from investment operations	.35	1.94	(.03)	.12
Distributions from net investment income	(.01)	(.12)	(.15)	(.11)
Distributions from net realized gain	(.21)	(.26)	(.09)	(.08)
Total distributions	(.22)	(.38)	(.25)D	(.18)D
Net asset value, end of period	$11.35	$11.22	$9.66	$9.94
Total ReturnE	3.15%	20.25%	(.53)%	1.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.47%	.47%	.47%H
Expenses net of fee waivers, if any	.47%H	.47%	.47%	.47%H
Expenses net of all reductions	.47%H	.47%	.47%	.47%H
Net investment income (loss)	1.45%H	.99%	1.85%	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,365	$914	$453	$101
Portfolio turnover rateI	36%H	37%	42%	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36
Income from Investment Operations
Net investment income (loss)B	.33
Net realized and unrealized gain (loss)	(.08)C
Total from investment operations	.25
Distributions from net investment income	(.01)
Distributions from net realized gain	(.21)
Total distributions	(.23)D
Net asset value, end of period	$11.38
Total ReturnE	2.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H,I
Expenses net of fee waivers, if any	.24%H,I
Expenses net of all reductions	.24%H,I
Net investment income (loss)	5.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$36,826
Portfolio turnover rateJ	36%H

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$9.68	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.12	.20	.12
Net realized and unrealized gain (loss)	.27	1.84	(.22)	.01
Total from investment operations	.36	1.96	(.02)	.13
Distributions from net investment income	(.01)	(.13)	(.15)	(.11)
Distributions from net realized gain	(.21)	(.26)	(.09)	(.08)
Total distributions	(.23)C	(.39)	(.24)	(.19)
Net asset value, end of period	$11.38	$11.25	$9.68	$9.94
Total ReturnD	3.17%	20.42%	(.40)%	1.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.37%	.37%G
Expenses net of fee waivers, if any	.37%G	.37%	.37%	.37%G
Expenses net of all reductions	.37%G	.37%	.37%	.37%G
Net investment income (loss)	1.55%G	1.09%	1.95%	2.16%G
Supplemental Data
Net assets, end of period (000 omitted)	$188	$247	$101	$101
Portfolio turnover rateH	36%G	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$9.68	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13	.21	.13
Net realized and unrealized gain (loss)	.28	1.84	(.23)	.01
Total from investment operations	.37	1.97	(.02)	.14
Distributions from net investment income	(.01)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.21)	(.26)	(.09)	(.08)
Total distributions	(.23)C	(.40)	(.25)C	(.19)
Net asset value, end of period	$11.39	$11.25	$9.68	$9.95
Total ReturnD	3.26%	20.55%	(.43)%	1.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.27%	.27%	.27%G
Expenses net of fee waivers, if any	.27%G	.27%	.27%	.27%G
Expenses net of all reductions	.27%G	.27%	.27%	.27%G
Net investment income (loss)	1.65%G	1.19%	2.05%	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,497	$882	$287	$101
Portfolio turnover rateH	36%G	37%	42%	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series Government Bond Index Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Inflation-Protected Bond Index Fund	7.1
Fidelity Series Treasury Bill Index Fund	6.6
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.2
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series Blue Chip Growth Fund	4.3
Fidelity Series International Value Fund	3.1
64.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.0%
International Equity Funds	21.6%
Bond Funds	45.3%
Short-Term Funds	11.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2015 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	727,596	$11,677,922
Fidelity Series Commodity Strategy Fund (a)	1,837,674	7,626,347
Fidelity Series Large Cap Growth Index Fund (a)	416,020	7,400,998
Fidelity Series Large Cap Stock Fund (a)	443,288	8,112,172
Fidelity Series Large Cap Value Index Fund (a)	1,015,507	15,567,717
Fidelity Series Small Cap Opportunities Fund (a)	274,476	3,892,070
Fidelity Series Value Discovery Fund (a)	345,910	5,745,571
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,852,784)		60,022,797

International Equity Funds - 21.6%
Fidelity Series Canada Fund (a)	258,549	3,526,614
Fidelity Series Emerging Markets Fund (a)	215,956	2,373,359
Fidelity Series Emerging Markets Opportunities Fund (a)	879,179	21,399,213
Fidelity Series International Growth Fund (a)	426,836	8,391,598
Fidelity Series International Index Fund (a)	289,638	3,527,790
Fidelity Series International Small Cap Fund (a)	127,783	3,002,905
Fidelity Series International Value Fund (a)	749,198	8,420,983
Fidelity Series Overseas Fund (a)	602,047	8,374,467
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,905,679)		59,016,929

Bond Funds - 45.3%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	356,795	3,578,656
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	400,587	3,961,807
Fidelity Series Corporate Bond Fund (a)	1,577,723	17,512,722
Fidelity Series Emerging Markets Debt Fund (a)	162,989	1,501,132
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	49,443	497,395
Fidelity Series Floating Rate High Income Fund (a)	32,371	301,052
Fidelity Series Government Bond Index Fund (a)	2,142,491	22,710,399
Fidelity Series High Income Fund (a)	179,389	1,722,133
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,724,467	19,262,292
Fidelity Series International Developed Markets Bond Index Fund (a)	221,417	2,183,174
Fidelity Series Investment Grade Bond Fund (a)	2,101,003	24,560,725
Fidelity Series Investment Grade Securitized Fund (a)	1,643,213	17,040,114
Fidelity Series Long-Term Treasury Bond Index Fund (a)	934,978	7,816,415
Fidelity Series Real Estate Income Fund (a)	88,941	1,030,828
TOTAL BOND FUNDS
(Cost $119,521,005)		123,678,844

Short-Term Funds - 11.1%
Fidelity Cash Central Fund 0.06% (b)	671	671
Fidelity Series Government Money Market Fund 0.07% (a)(c)	6,504,114	6,504,114
Fidelity Series Short-Term Credit Fund (a)	550,811	5,590,735
Fidelity Series Treasury Bill Index Fund (a)	1,812,521	18,125,213
TOTAL SHORT-TERM FUNDS
(Cost $30,138,858)		30,220,733
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $247,418,326)		272,939,303
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,453)
NET ASSETS - 100%		$272,934,850

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,671	$100,049	$--	$--	$--	$671	0.0%
Total	$49	$100,671	$100,049	$--	$--	$--	$671

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$3,605,834	$27,166	$--	$14	$(26)	$3,578,656
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	4,018,194	20,964	--	59	(35,482)	3,961,807
Fidelity Series Blue Chip Growth Fund	10,538,662	4,915,579	2,994,956	2,036,056	197,037	(978,400)	11,677,922
Fidelity Series Canada Fund	2,629,993	1,073,362	327,384	--	9,717	140,926	3,526,614
Fidelity Series Commodity Strategy Fund	6,535,073	3,858,645	1,800,128	2,315,852	(109,958)	(857,285)	7,626,347
Fidelity Series Corporate Bond Fund	15,418,584	3,788,892	2,078,250	219,425	1,787	381,709	17,512,722
Fidelity Series Emerging Markets Debt Fund	1,287,450	310,395	112,975	31,781	324	15,938	1,501,132
Fidelity Series Emerging Markets Debt Local Currency Fund	430,310	106,890	38,890	--	108	(1,023)	497,395
Fidelity Series Emerging Markets Fund	2,339,706	662,411	478,587	--	(5,934)	(144,237)	2,373,359
Fidelity Series Emerging Markets Opportunities Fund	21,034,347	6,361,037	4,843,343	--	(51,568)	(1,101,260)	21,399,213
Fidelity Series Floating Rate High Income Fund	259,363	67,218	28,873	5,822	61	3,283	301,052
Fidelity Series Government Bond Index Fund	19,011,061	5,134,315	1,681,629	111,015	(1,057)	247,709	22,710,399
Fidelity Series Government Money Market Fund 0.07%	9,871,751	1,720,165	5,087,802	2,984	--	--	6,504,114
Fidelity Series High Income Fund	1,494,141	363,850	174,526	40,099	428	38,240	1,722,133
Fidelity Series Inflation-Protected Bond Index Fund	19,841,396	4,543,096	5,978,001	--	130,397	725,404	19,262,292
Fidelity Series International Developed Markets Bond Index Fund	--	2,215,201	16,718	--	(54)	(15,255)	2,183,174
Fidelity Series International Growth Fund	6,467,869	2,511,029	1,191,260	--	38,477	565,483	8,391,598
Fidelity Series International Index Fund	2,700,250	1,062,368	329,684	--	19,291	75,565	3,527,790
Fidelity Series International Small Cap Fund	2,332,675	633,769	284,156	--	23,845	296,772	3,002,905
Fidelity Series International Value Fund	6,460,634	2,667,177	901,648	--	35,755	159,065	8,420,983
Fidelity Series Investment Grade Bond Fund	21,100,306	5,336,969	2,184,542	238,445	(11,456)	319,448	24,560,725
Fidelity Series Investment Grade Securitized Fund	14,783,685	3,645,723	1,496,648	29,200	(3,753)	111,107	17,040,114
Fidelity Series Large Cap Growth Index Fund	6,651,630	1,654,045	1,797,665	32,154	203,477	689,511	7,400,998
Fidelity Series Large Cap Stock Fund	7,264,082	2,306,484	1,341,205	482,757	88,470	(205,659)	8,112,172
Fidelity Series Large Cap Value Index Fund	13,875,418	3,422,788	2,306,646	--	105,138	471,019	15,567,717
Fidelity Series Long-Term Treasury Bond Index Fund	6,440,306	2,613,660	1,695,055	81,715	(169,425)	626,929	7,816,415
Fidelity Series Overseas Fund	6,478,848	2,484,813	1,254,684	--	107,312	558,178	8,374,467
Fidelity Series Real Estate Income Fund	894,973	210,082	119,363	19,698	1,805	43,331	1,030,828
Fidelity Series Short-Term Credit Fund	4,868,840	2,031,977	1,296,860	38,597	(1,861)	(11,361)	5,590,735
Fidelity Series Small Cap Opportunities Fund	3,509,200	1,859,201	710,111	925,949	10,281	(776,501)	3,892,070
Fidelity Series Treasury Bill Index Fund	15,686,127	6,699,852	4,260,766	5,035	(290)	290	18,125,213
Fidelity Series Value Discovery Fund	5,126,868	1,345,659	932,790	--	76,586	129,248	5,745,571
	$235,333,548	$83,230,680	$47,793,275	$6,616,584	$695,013	$1,472,666	$272,938,632

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$60,022,797	$60,022,797	$--	$--
International Equity Funds	59,016,929	59,016,929	--	--
Bond Funds	123,678,844	123,678,844	--	--
Short-Term Funds	30,220,733	30,220,733	--	--
Total Investments in Securities:	$272,939,303	$272,939,303	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $671)	$671
Other affiliated issuers (cost $247,417,655)	272,938,632
Total Investment in Securities (cost $247,418,326)		$272,939,303
Receivable for investments sold		5,883,423
Receivable for fund shares sold		90,650
Total assets		278,913,376
Liabilities
Payable for investments purchased	$5,754,666
Payable for fund shares redeemed	156,624
Accrued management fee	65,917
Distribution and service plan fees payable	1,319
Total liabilities		5,978,526
Net Assets		$272,934,850
Net Assets consist of:
Paid in capital		$241,397,060
Total accumulated earnings (loss)		31,537,790
Net Assets		$272,934,850
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($642,889 ÷ 56,054 shares)(a)		$11.47
Maximum offering price per share (100/94.25 of $11.47)		$12.17
Class M:
Net Asset Value and redemption price per share ($715,069 ÷ 62,495 shares)(a)		$11.44
Maximum offering price per share (100/96.50 of $11.44)		$11.85
Class C:
Net Asset Value and offering price per share ($1,061,375 ÷ 93,617 shares)(a)		$11.34
Fidelity Freedom Blend 2015 Fund:
Net Asset Value, offering price and redemption price per share ($13,959,674 ÷ 1,215,235 shares)		$11.49
Class K:
Net Asset Value, offering price and redemption price per share ($6,748,536 ÷ 585,947 shares)		$11.52
Class K6:
Net Asset Value, offering price and redemption price per share ($90,526,098 ÷ 7,845,687 shares)		$11.54
Class I:
Net Asset Value, offering price and redemption price per share ($8,404,411 ÷ 731,322 shares)		$11.49
Class Z:
Net Asset Value, offering price and redemption price per share ($128,938 ÷ 11,176 shares)		$11.54
Class Z6:
Net Asset Value, offering price and redemption price per share ($26,358,565 ÷ 2,286,864 shares)		$11.53
Premier Class:
Net Asset Value, offering price and redemption price per share ($124,389,295 ÷ 10,781,287 shares)		$11.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,248,257
Expenses
Management fee	$384,602
Distribution and service plan fees	7,119
Independent trustees' fees and expenses	333
Total expenses		392,054
Net investment income (loss)		2,856,203
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	695,013
Capital gain distributions from underlying funds:
Affiliated issuers	3,368,327
Total net realized gain (loss)		4,063,340
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,472,666
Total change in net unrealized appreciation (depreciation)		1,472,666
Net gain (loss)		5,536,006
Net increase (decrease) in net assets resulting from operations		$8,392,209

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,856,203	$2,673,274
Net realized gain (loss)	4,063,340	10,611,106
Change in net unrealized appreciation (depreciation)	1,472,666	36,083,385
Net increase (decrease) in net assets resulting from operations	8,392,209	49,367,765
Distributions to shareholders	(5,932,553)	(9,449,814)
Share transactions - net increase (decrease)	35,200,313	12,988,414
Total increase (decrease) in net assets	37,659,969	52,906,365
Net Assets
Beginning of period	235,274,881	182,368,516
End of period	$272,934,850	$235,274,881

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$9.43	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.08	.16	.07
Net realized and unrealized gain (loss)	.33	2.28	(.37)	–C
Total from investment operations	.39	2.36	(.21)	.07
Distributions from net investment income	–	(.11)	(.15)	(.09)
Distributions from net realized gain	(.28)	(.33)	(.12)	(.07)
Total distributions	(.28)	(.43)D	(.27)	(.16)
Net asset value, end of period	$11.47	$11.36	$9.43	$9.91
Total ReturnE,F	3.43%	25.27%	(2.38)%	.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.73%	.73%	.74%I
Expenses net of fee waivers, if any	.73%I	.73%	.73%	.74%I
Expenses net of all reductions	.73%I	.73%	.73%	.74%I
Net investment income (loss)	1.08%I	.77%	1.58%	1.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$643	$626	$346	$195
Portfolio turnover rateJ	37%I	43%	40%	52%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$9.44	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.06	.14	.06
Net realized and unrealized gain (loss)	.32	2.27	(.36)	–C
Total from investment operations	.37	2.33	(.22)	.06
Distributions from net investment income	–C	(.09)	(.12)	(.09)
Distributions from net realized gain	(.28)	(.33)	(.12)	(.07)
Total distributions	(.28)	(.42)	(.24)	(.16)
Net asset value, end of period	$11.44	$11.35	$9.44	$9.90
Total ReturnD,E	3.26%	24.86%	(2.50)%	.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.98%	.98%	.99%H
Expenses net of fee waivers, if any	.98%H	.98%	.98%	.99%H
Expenses net of all reductions	.98%H	.98%	.98%	.99%H
Net investment income (loss)	.83%H	.52%	1.33%	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$715	$696	$107	$101
Portfolio turnover rateI	37%H	43%	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$9.39	$9.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	–C	.08	.03
Net realized and unrealized gain (loss)	.32	2.26	(.36)	–C
Total from investment operations	.34	2.26	(.28)	.03
Distributions from net investment income	–	(.05)	(.08)	(.09)
Distributions from net realized gain	(.28)	(.33)	(.12)	(.07)
Total distributions	(.28)	(.37)D	(.20)	(.16)
Net asset value, end of period	$11.34	$11.28	$9.39	$9.87
Total ReturnE,F	3.01%	24.28%	(3.04)%	.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.48%I	1.48%	1.48%	1.50%I,J
Expenses net of fee waivers, if any	1.48%I	1.48%	1.48%	1.50%I,J
Expenses net of all reductions	1.48%I	1.48%	1.48%	1.50%I,J
Net investment income (loss)	.33%I	.02%	.83%	.48%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,061	$763	$467	$144
Portfolio turnover rateK	37%I	43%	40%	52%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$9.44	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.11	.19	.08
Net realized and unrealized gain (loss)	.33	2.27	(.37)	.01
Total from investment operations	.41	2.38	(.18)	.09
Distributions from net investment income	(.01)	(.13)	(.17)	(.11)
Distributions from net realized gain	(.28)	(.33)	(.12)	(.07)
Total distributions	(.29)	(.45)C	(.29)	(.18)
Net asset value, end of period	$11.49	$11.37	$9.44	$9.91
Total ReturnD	3.57%	25.50%	(2.09)%	1.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.48%	.49%H	.49%G
Expenses net of fee waivers, if any	.48%G	.48%	.49%H	.49%G
Expenses net of all reductions	.48%G	.48%	.49%H	.49%G
Net investment income (loss)	1.33%G	1.02%	1.83%	1.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,960	$11,995	$8,440	$468
Portfolio turnover rateI	37%G	43%	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$9.45	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.12	.20	.09
Net realized and unrealized gain (loss)	.33	2.29	(.37)	–C
Total from investment operations	.41	2.41	(.17)	.09
Distributions from net investment income	(.01)	(.13)	(.18)	(.11)
Distributions from net realized gain	(.28)	(.33)	(.12)	(.07)
Total distributions	(.29)	(.46)	(.30)	(.17)D
Net asset value, end of period	$11.52	$11.40	$9.45	$9.92
Total ReturnE	3.58%	25.74%	(2.03)%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.38%	.38%	.39%H
Expenses net of fee waivers, if any	.38%H	.38%	.38%	.39%H
Expenses net of all reductions	.38%H	.38%	.38%	.39%H
Net investment income (loss)	1.43%H	1.12%	1.93%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,749	$5,237	$6,147	$101
Portfolio turnover rateI	37%H	43%	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13	.21	.09
Net realized and unrealized gain (loss)	.33	2.28	(.37)	.01
Total from investment operations	.42	2.41	(.16)	.10
Distributions from net investment income	(.01)	(.14)	(.17)	(.11)
Distributions from net realized gain	(.28)	(.33)	(.12)	(.07)
Total distributions	(.29)	(.47)	(.29)	(.18)
Net asset value, end of period	$11.54	$11.41	$9.47	$9.92
Total ReturnC	3.69%	25.71%	(1.86)%	1.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F	.28%	.28%	.30%F,G
Expenses net of fee waivers, if any	.28%F	.28%	.28%	.30%F,G
Expenses net of all reductions	.28%F	.28%	.28%	.30%F,G
Net investment income (loss)	1.53%F	1.22%	2.03%	1.68%F
Supplemental Data
Net assets, end of period (000 omitted)	$90,526	$208,674	$162,504	$8,164
Portfolio turnover rateH	37%F	43%	40%	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$9.44	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.11	.19	.08
Net realized and unrealized gain (loss)	.31	2.28	(.37)	.01
Total from investment operations	.39	2.39	(.18)	.09
Distributions from net investment income	(.01)	(.12)	(.18)	(.10)
Distributions from net realized gain	(.28)	(.33)	(.12)	(.07)
Total distributions	(.28)C	(.45)	(.30)	(.17)
Net asset value, end of period	$11.49	$11.38	$9.44	$9.92
Total ReturnD	3.47%	25.55%	(2.09)%	1.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.48%	.48%	.49%G
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.49%G
Expenses net of all reductions	.48%G	.48%	.48%	.49%G
Net investment income (loss)	1.33%G	1.02%	1.83%	1.49%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,404	$5,420	$3,592	$101
Portfolio turnover rateH	37%G	43%	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$11.55
Income from Investment Operations
Net investment income (loss)B	.34
Net realized and unrealized gain (loss)	(.06)C
Total from investment operations	.28
Distributions from net investment income	(.01)
Distributions from net realized gain	(.28)
Total distributions	(.29)
Net asset value, end of period	$11.54
Total ReturnD	2.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.24%G,H
Expenses net of fee waivers, if any	.24%G,H
Expenses net of all reductions	.24%G,H
Net investment income (loss)	5.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$124,389
Portfolio turnover rateI	37%G

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.12	.20	.09
Net realized and unrealized gain (loss)	.33	2.29	(.37)	–C
Total from investment operations	.41	2.41	(.17)	.09
Distributions from net investment income	(.01)	(.13)	(.16)	(.11)
Distributions from net realized gain	(.28)	(.33)	(.12)	(.07)
Total distributions	(.29)	(.46)	(.28)	(.17)D
Net asset value, end of period	$11.54	$11.42	$9.47	$9.92
Total ReturnE	3.57%	25.70%	(1.99)%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.38%	.38%	.39%H
Expenses net of fee waivers, if any	.38%H	.38%	.38%	.39%H
Expenses net of all reductions	.38%H	.38%	.38%	.39%H
Net investment income (loss)	1.43%H	1.12%	1.93%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$129	$124	$99	$101
Portfolio turnover rateI	37%H	43%	40%	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$9.46	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13	.21	.10
Net realized and unrealized gain (loss)	.33	2.29	(.37)	–C
Total from investment operations	.42	2.42	(.16)	.10
Distributions from net investment income	(.01)	(.15)	(.18)	(.11)
Distributions from net realized gain	(.28)	(.33)	(.12)	(.07)
Total distributions	(.29)	(.48)	(.30)	(.18)
Net asset value, end of period	$11.53	$11.40	$9.46	$9.92
Total ReturnD	3.70%	25.84%	(1.95)%	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%G	.28%	.28%	.29%G
Expenses net of fee waivers, if any	.28%G	.28%	.28%	.29%G
Expenses net of all reductions	.28%G	.28%	.28%	.29%G
Net investment income (loss)	1.53%G	1.22%	2.03%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$26,359	$1,740	$667	$101
Portfolio turnover rateH	37%G	43%	40%	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	8.8
Fidelity Series Investment Grade Bond Fund	7.9
Fidelity Series Large Cap Value Index Fund	7.4
Fidelity Series Government Bond Index Fund	7.3
Fidelity Series Inflation-Protected Bond Index Fund	6.1
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Stock Fund	3.8
62.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.5%
International Equity Funds	25.3%
Bond Funds	40.0%
Short-Term Funds	7.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2020 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,926,776	$46,974,754
Fidelity Series Commodity Strategy Fund (a)	5,745,078	23,842,074
Fidelity Series Large Cap Growth Index Fund (a)	1,673,498	29,771,534
Fidelity Series Large Cap Stock Fund (a)	1,783,117	32,631,036
Fidelity Series Large Cap Value Index Fund (a)	4,084,892	62,621,399
Fidelity Series Small Cap Opportunities Fund (a)	1,104,096	15,656,084
Fidelity Series Value Discovery Fund (a)	1,391,437	23,111,775
TOTAL DOMESTIC EQUITY FUNDS
(Cost $196,680,077)		234,608,656

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	972,872	13,269,980
Fidelity Series Emerging Markets Fund (a)	761,368	8,367,430
Fidelity Series Emerging Markets Opportunities Fund (a)	3,099,616	75,444,662
Fidelity Series International Growth Fund (a)	1,603,271	31,520,315
Fidelity Series International Index Fund (a)	1,087,933	13,251,024
Fidelity Series International Small Cap Fund (a)	478,533	11,245,522
Fidelity Series International Value Fund (a)	2,815,035	31,640,998
Fidelity Series Overseas Fund (a)	2,261,392	31,455,959
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $171,244,498)		216,195,890

Bond Funds - 40.0%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	153,271	1,537,311
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	1,693,028	16,744,050
Fidelity Series Corporate Bond Fund (a)	4,305,765	47,793,990
Fidelity Series Emerging Markets Debt Fund (a)	509,534	4,692,807
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	154,574	1,555,011
Fidelity Series Floating Rate High Income Fund (a)	101,197	941,133
Fidelity Series Government Bond Index Fund (a)	5,847,077	61,979,021
Fidelity Series High Income Fund (a)	560,798	5,383,658
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,626,033	51,672,791
Fidelity Series International Developed Markets Bond Index Fund (a)	692,288	6,825,963
Fidelity Series Investment Grade Bond Fund (a)	5,733,873	67,028,975
Fidelity Series Investment Grade Securitized Fund (a)	4,484,498	46,504,245
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,973,994	24,862,592
Fidelity Series Real Estate Income Fund (a)	278,036	3,222,441
TOTAL BOND FUNDS
(Cost $330,618,640)		340,743,988

Short-Term Funds - 7.2%
Fidelity Cash Central Fund 0.06% (b)	1,459	1,460
Fidelity Series Government Money Market Fund 0.07% (a)(c)	13,162,493	13,162,493
Fidelity Series Short-Term Credit Fund (a)	1,114,751	11,314,726
Fidelity Series Treasury Bill Index Fund (a)	3,668,029	36,680,285
TOTAL SHORT-TERM FUNDS
(Cost $60,975,299)		61,158,964
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $759,518,514)		852,707,498
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,754)
NET ASSETS - 100%		$852,694,744

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$101,460	$100,000	$--	$--	$--	$1,460	0.0%
Total	$--	$101,460	$100,000	$--	$--	$--	$1,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$--	$1,545,200	$7,885	$--	$--	$(4)	$1,537,311
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	--	16,968,292	79,922	--	(39)	(144,281)	16,744,050
Fidelity Series Blue Chip Growth Fund	43,379,480	17,576,750	10,780,774	8,210,600	502,751	(3,703,453)	46,974,754
Fidelity Series Canada Fund	10,364,641	3,460,623	1,183,807	--	9,891	618,632	13,269,980
Fidelity Series Commodity Strategy Fund	21,195,466	11,144,631	5,558,259	7,278,103	(328,422)	(2,611,342)	23,842,074
Fidelity Series Corporate Bond Fund	43,748,916	8,335,078	5,335,694	606,710	8,499	1,037,191	47,793,990
Fidelity Series Emerging Markets Debt Fund	4,175,479	790,692	328,144	100,676	813	53,967	4,692,807
Fidelity Series Emerging Markets Debt Local Currency Fund	1,395,685	259,252	100,376	--	47	403	1,555,011
Fidelity Series Emerging Markets Fund	8,431,739	1,866,339	1,418,432	--	10,413	(522,629)	8,367,430
Fidelity Series Emerging Markets Opportunities Fund	75,801,658	17,923,880	14,390,951	--	301,314	(4,191,239)	75,444,662
Fidelity Series Floating Rate High Income Fund	841,193	173,087	83,903	18,419	153	10,603	941,133
Fidelity Series Government Bond Index Fund	53,943,973	11,602,273	4,237,076	306,901	(16,578)	686,429	61,979,021
Fidelity Series Government Money Market Fund 0.07%	22,226,804	2,877,185	11,941,496	6,468	--	--	13,162,493
Fidelity Series High Income Fund	4,845,795	909,443	491,347	126,854	534	119,233	5,383,658
Fidelity Series Inflation-Protected Bond Index Fund	54,821,488	9,782,181	15,257,378	--	381,197	1,945,303	51,672,791
Fidelity Series International Developed Markets Bond Index Fund	--	6,913,883	39,427	--	(179)	(48,314)	6,825,963
Fidelity Series International Growth Fund	25,489,613	7,823,328	4,174,719	--	100,531	2,281,562	31,520,315
Fidelity Series International Index Fund	10,641,626	3,261,191	1,052,672	--	15,256	385,623	13,251,024
Fidelity Series International Small Cap Fund	9,193,285	1,741,379	935,607	--	47,597	1,198,868	11,245,522
Fidelity Series International Value Fund	25,461,214	8,367,436	3,032,485	--	59,648	785,185	31,640,998
Fidelity Series Investment Grade Bond Fund	59,871,280	11,980,506	5,664,434	659,071	(22,848)	864,471	67,028,975
Fidelity Series Investment Grade Securitized Fund	41,948,596	8,197,954	3,934,158	80,883	(12,889)	304,742	46,504,245
Fidelity Series Large Cap Growth Index Fund	27,381,134	5,358,570	6,528,513	125,773	686,716	2,873,627	29,771,534
Fidelity Series Large Cap Stock Fund	29,905,279	8,088,243	4,957,533	1,955,953	238,966	(643,919)	32,631,036
Fidelity Series Large Cap Value Index Fund	57,124,220	10,933,437	7,882,271	--	276,299	2,169,714	62,621,399
Fidelity Series Long-Term Treasury Bond Index Fund	20,887,980	7,624,705	5,054,543	259,235	(543,372)	1,947,822	24,862,592
Fidelity Series Overseas Fund	25,532,703	7,717,242	4,413,305	--	303,027	2,316,292	31,455,959
Fidelity Series Real Estate Income Fund	2,902,692	510,785	335,099	61,954	1,819	142,244	3,222,441
Fidelity Series Short-Term Credit Fund	10,962,432	3,590,616	3,211,262	83,538	(5,268)	(21,792)	11,314,726
Fidelity Series Small Cap Opportunities Fund	14,446,187	6,875,994	2,606,958	3,730,260	(18,386)	(3,040,753)	15,656,084
Fidelity Series Treasury Bill Index Fund	35,318,191	11,917,205	10,555,111	10,739	(2,557)	2,557	36,680,285
Fidelity Series Value Discovery Fund	21,106,888	4,431,759	3,312,697	--	222,953	662,872	23,111,775
	$763,345,637	$220,549,139	$138,886,238	$23,622,137	$2,217,886	$5,479,614	$852,706,038

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$234,608,656	$234,608,656	$--	$--
International Equity Funds	216,195,890	216,195,890	--	--
Bond Funds	340,743,988	340,743,988	--	--
Short-Term Funds	61,158,964	61,158,964	--	--
Total Investments in Securities:	$852,707,498	$852,707,498	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,460)	$1,460
Other affiliated issuers (cost $759,517,054)	852,706,038
Total Investment in Securities (cost $759,518,514)		$852,707,498
Receivable for investments sold		16,057,731
Receivable for fund shares sold		432,257
Total assets		869,197,486
Liabilities
Payable for investments purchased	$15,879,110
Payable for fund shares redeemed	409,101
Accrued management fee	211,869
Distribution and service plan fees payable	2,662
Total liabilities		16,502,742
Net Assets		$852,694,744
Net Assets consist of:
Paid in capital		$737,399,758
Total accumulated earnings (loss)		115,294,986
Net Assets		$852,694,744
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,321,346 ÷ 451,688 shares)(a)		$11.78
Maximum offering price per share (100/94.25 of $11.78)		$12.50
Class M:
Net Asset Value and redemption price per share ($1,396,247 ÷ 118,794 shares)(a)		$11.75
Maximum offering price per share (100/96.50 of $11.75)		$12.18
Class C:
Net Asset Value and offering price per share ($1,152,125 ÷ 98,720 shares)(a)		$11.67
Fidelity Freedom Blend 2020 Fund:
Net Asset Value, offering price and redemption price per share ($40,173,009 ÷ 3,401,844 shares)		$11.81
Class K:
Net Asset Value, offering price and redemption price per share ($30,661,918 ÷ 2,589,894 shares)		$11.84
Class K6:
Net Asset Value, offering price and redemption price per share ($294,919,360 ÷ 24,847,496 shares)		$11.87
Class I:
Net Asset Value, offering price and redemption price per share ($15,250,582 ÷ 1,290,037 shares)		$11.82
Class Z:
Net Asset Value, offering price and redemption price per share ($926,322 ÷ 78,129 shares)		$11.86
Class Z6:
Net Asset Value, offering price and redemption price per share ($40,552,237 ÷ 3,417,872 shares)		$11.86
Premier Class:
Net Asset Value, offering price and redemption price per share ($422,341,598 ÷ 35,569,387 shares)		$11.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,051,560
Expenses
Management fee	$1,251,083
Distribution and service plan fees	15,187
Independent trustees' fees and expenses	1,056
Total expenses		1,267,326
Net investment income (loss)		8,784,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,217,886
Capital gain distributions from underlying funds:
Affiliated issuers	13,570,577
Total net realized gain (loss)		15,788,463
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	5,479,614
Total change in net unrealized appreciation (depreciation)		5,479,614
Net gain (loss)		21,268,077
Net increase (decrease) in net assets resulting from operations		$30,052,311

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,784,234	$8,595,610
Net realized gain (loss)	15,788,463	35,440,691
Change in net unrealized appreciation (depreciation)	5,479,614	132,351,594
Net increase (decrease) in net assets resulting from operations	30,052,311	176,387,895
Distributions to shareholders	(18,252,336)	(31,508,612)
Share transactions - net increase (decrease)	77,741,627	89,637,657
Total increase (decrease) in net assets	89,541,602	234,516,940
Net Assets
Beginning of period	763,153,142	528,636,202
End of period	$852,694,744	$763,153,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$9.30	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.09	.16	.05
Net realized and unrealized gain (loss)	.38	2.70	(.49)	(.01)
Total from investment operations	.44	2.79	(.33)	.04
Distributions from net investment income	–	(.11)	(.15)	(.07)
Distributions from net realized gain	(.27)	(.37)	(.14)	(.05)
Total distributions	(.27)	(.48)	(.29)	(.12)
Net asset value, end of period	$11.78	$11.61	$9.30	$9.92
Total ReturnC,D,E	3.77%	30.27%	(3.65)%	.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.74%	.75%	.77%H,I
Expenses net of fee waivers, if any	.74%H	.74%	.75%	.77%H,I
Expenses net of all reductions	.74%H	.74%	.75%	.77%H,I
Net investment income (loss)	.94%H	.82%	1.57%	.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,321	$3,303	$1,422	$894
Portfolio turnover rateJ	34%H	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$9.29	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.06	.13	.03
Net realized and unrealized gain (loss)	.37	2.71	(.48)	(.01)
Total from investment operations	.41	2.77	(.35)	.02
Distributions from net investment income	–	(.10)	(.14)	(.05)
Distributions from net realized gain	(.26)	(.37)	(.14)	(.05)
Total distributions	(.26)	(.46)C	(.28)	(.10)
Net asset value, end of period	$11.75	$11.60	$9.29	$9.92
Total ReturnD,E,F	3.55%	30.14%	(3.91)%	.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	.99%	1.00%	1.00%I
Expenses net of fee waivers, if any	.99%I	.99%	1.00%	1.00%I
Expenses net of all reductions	.99%I	.99%	1.00%	1.00%I
Net investment income (loss)	.69%I	.56%	1.32%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,396	$1,433	$267	$107
Portfolio turnover rateJ	34%I	37%	40%	78%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$9.26	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.01	.08	–C
Net realized and unrealized gain (loss)	.38	2.69	(.49)	–C
Total from investment operations	.39	2.70	(.41)	–C
Distributions from net investment income	–	(.05)	(.09)	(.05)
Distributions from net realized gain	(.26)	(.36)	(.14)	(.05)
Total distributions	(.26)	(.42)D	(.23)	(.10)
Net asset value, end of period	$11.67	$11.54	$9.26	$9.90
Total ReturnE,F,G	3.39%	29.38%	(4.42)%	.08%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.49%J	1.49%	1.50%	1.52%J,K
Expenses net of fee waivers, if any	1.49%J	1.49%	1.50%	1.52%J,K
Expenses net of all reductions	1.49%J	1.48%	1.50%	1.52%J,K
Net investment income (loss)	.18%J	.08%	.82%	.06%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,152	$1,027	$413	$385
Portfolio turnover rateL	34%J	37%	40%	78%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.63	$9.31	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12	.18	.06
Net realized and unrealized gain (loss)	.39	2.70	(.48)	(.01)
Total from investment operations	.46	2.82	(.30)	.05
Distributions from net investment income	(.01)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.27)	(.37)	(.14)	(.05)
Total distributions	(.28)	(.50)	(.31)	(.13)
Net asset value, end of period	$11.81	$11.63	$9.31	$9.92
Total ReturnC,D	3.93%	30.61%	(3.38)%	.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.51%H	.50%G
Expenses net of fee waivers, if any	.49%G	.49%	.51%H	.50%G
Expenses net of all reductions	.49%G	.49%	.51%H	.50%G
Net investment income (loss)	1.19%G	1.07%	1.81%	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$40,173	$33,411	$19,124	$1,168
Portfolio turnover rateI	34%G	37%	40%	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$9.32	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13	.20	.07
Net realized and unrealized gain (loss)	.38	2.71	(.49)	(.01)
Total from investment operations	.46	2.84	(.29)	.06
Distributions from net investment income	(.01)	(.14)	(.19)	(.07)
Distributions from net realized gain	(.27)	(.37)	(.14)	(.05)
Total distributions	(.28)	(.50)C	(.33)	(.12)
Net asset value, end of period	$11.84	$11.66	$9.32	$9.94
Total ReturnD,E	3.93%	30.84%	(3.35)%	.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.39%	.40%	.40%H
Expenses net of fee waivers, if any	.39%H	.39%	.40%	.40%H
Expenses net of all reductions	.39%H	.39%	.40%	.40%H
Net investment income (loss)	1.29%H	1.17%	1.92%	1.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$30,662	$26,939	$23,420	$101
Portfolio turnover rateI	34%H	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14	.21	.07
Net realized and unrealized gain (loss)	.39	2.71	(.49)	–C
Total from investment operations	.47	2.85	(.28)	.07
Distributions from net investment income	(.01)	(.15)	(.18)	(.08)
Distributions from net realized gain	(.27)	(.37)	(.14)	(.05)
Total distributions	(.28)	(.51)D	(.32)	(.13)
Net asset value, end of period	$11.87	$11.68	$9.34	$9.94
Total ReturnE,F	4.03%	30.88%	(3.21)%	.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.29%I	.29%	.30%	.31%I,J
Expenses net of fee waivers, if any	.29%I	.29%	.30%	.31%I,J
Expenses net of all reductions	.29%I	.29%	.30%	.31%I,J
Net investment income (loss)	1.39%I	1.27%	2.02%	1.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$294,919	$684,575	$476,911	$21,065
Portfolio turnover rateK	34%I	37%	40%	78%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$9.31	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12	.19	.06
Net realized and unrealized gain (loss)	.38	2.71	(.50)	–C
Total from investment operations	.45	2.83	(.31)	.06
Distributions from net investment income	–C	(.13)	(.18)	(.07)
Distributions from net realized gain	(.27)	(.37)	(.14)	(.05)
Total distributions	(.27)	(.50)	(.32)	(.12)
Net asset value, end of period	$11.82	$11.64	$9.31	$9.94
Total ReturnD,E	3.89%	30.71%	(3.50)%	.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.51%I	.50%H
Expenses net of fee waivers, if any	.49%H	.49%	.51%I	.50%H
Expenses net of all reductions	.49%H	.49%	.51%I	.50%H
Net investment income (loss)	1.19%H	1.07%	1.81%	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,251	$8,555	$5,169	$121
Portfolio turnover rateJ	34%H	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85
Income from Investment Operations
Net investment income (loss)B	.35
Net realized and unrealized gain (loss)	(.05)C
Total from investment operations	.30
Distributions from net investment income	(.01)
Distributions from net realized gain	(.27)
Total distributions	(.28)
Net asset value, end of period	$11.87
Total ReturnD	2.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G,H
Expenses net of fee waivers, if any	.25%G,H
Expenses net of all reductions	.25%G,H
Net investment income (loss)	6.01%G
Supplemental Data
Net assets, end of period (000 omitted)	$422,342
Portfolio turnover rateI	34%G

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13	.20	.07
Net realized and unrealized gain (loss)	.39	2.71	(.50)	(.01)
Total from investment operations	.47	2.84	(.30)	.06
Distributions from net investment income	(.02)	(.14)	(.17)	(.07)
Distributions from net realized gain	(.27)	(.37)	(.14)	(.05)
Total distributions	(.29)	(.50)C	(.30)C	(.12)
Net asset value, end of period	$11.86	$11.68	$9.34	$9.94
Total ReturnD,E	4.01%	30.77%	(3.35)%	.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.39%	.40%	.40%H
Expenses net of fee waivers, if any	.39%H	.39%	.40%	.40%H
Expenses net of all reductions	.39%H	.39%	.40%	.40%H
Net investment income (loss)	1.29%H	1.17%	1.92%	1.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$926	$158	$121	$101
Portfolio turnover rateI	34%H	37%	40%	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14	.20	.07
Net realized and unrealized gain (loss)	.38	2.71	(.48)	–C
Total from investment operations	.46	2.85	(.28)	.07
Distributions from net investment income	(.01)	(.15)	(.18)	(.08)
Distributions from net realized gain	(.27)	(.37)	(.14)	(.05)
Total distributions	(.28)	(.51)D	(.32)	(.13)
Net asset value, end of period	$11.86	$11.68	$9.34	$9.94
Total ReturnE,F	3.96%	30.88%	(3.19)%	.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.29%I	.29%	.31%J	.30%I
Expenses net of fee waivers, if any	.29%I	.29%	.31%J	.30%I
Expenses net of all reductions	.29%I	.29%	.31%J	.30%I
Net investment income (loss)	1.39%I	1.27%	2.01%	1.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$40,552	$3,752	$1,790	$101
Portfolio turnover rateK	34%I	37%	40%	78%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.6
Fidelity Series Large Cap Value Index Fund	8.5
Fidelity Series Investment Grade Bond Fund	7.0
Fidelity Series Government Bond Index Fund	6.5
Fidelity Series Blue Chip Growth Fund	6.4
Fidelity Series Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.0
Fidelity Series Investment Grade Securitized Fund	4.9
Fidelity Series Large Cap Stock Fund	4.4
Fidelity Series International Value Fund	4.1
61.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.4%
International Equity Funds	27.9%
Bond Funds	36.1%
Short-Term Funds	4.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2025 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	5,733,706	$92,025,978
Fidelity Series Commodity Strategy Fund (a)	9,747,299	40,451,289
Fidelity Series Large Cap Growth Index Fund (a)	3,278,456	58,323,730
Fidelity Series Large Cap Stock Fund (a)	3,493,175	63,925,110
Fidelity Series Large Cap Value Index Fund (a)	8,002,459	122,677,691
Fidelity Series Small Cap Opportunities Fund (a)	2,162,972	30,670,950
Fidelity Series Value Discovery Fund (a)	2,725,880	45,276,873
TOTAL DOMESTIC EQUITY FUNDS
(Cost $386,805,363)		453,351,621

International Equity Funds - 27.9%
Fidelity Series Canada Fund (a)	1,842,008	25,124,994
Fidelity Series Emerging Markets Fund (a)	1,392,864	15,307,570
Fidelity Series Emerging Markets Opportunities Fund (a)	5,670,466	138,019,155
Fidelity Series International Growth Fund (a)	3,034,727	59,662,740
Fidelity Series International Index Fund (a)	2,059,281	25,082,048
Fidelity Series International Small Cap Fund (a)	905,187	21,271,898
Fidelity Series International Value Fund (a)	5,329,050	59,898,522
Fidelity Series Overseas Fund (a)	4,280,416	59,540,592
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $328,710,426)		403,907,519

Bond Funds - 36.1%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	2,301,469	22,761,530
Fidelity Series Corporate Bond Fund (a)	6,547,124	72,673,076
Fidelity Series Emerging Markets Debt Fund (a)	864,472	7,961,787
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	262,273	2,638,468
Fidelity Series Floating Rate High Income Fund (a)	171,694	1,596,758
Fidelity Series Government Bond Index Fund (a)	8,890,850	94,243,011
Fidelity Series High Income Fund (a)	951,441	9,133,838
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,940,011	77,519,925
Fidelity Series International Developed Markets Bond Index Fund (a)	1,145,472	11,294,355
Fidelity Series Investment Grade Bond Fund (a)	8,718,731	101,921,966
Fidelity Series Investment Grade Securitized Fund (a)	6,818,997	70,713,001
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,219,146	43,632,057
Fidelity Series Real Estate Income Fund (a)	471,710	5,467,115
TOTAL BOND FUNDS
(Cost $510,597,654)		521,556,887

Short-Term Funds - 4.6%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	14,470,994	14,470,994
Fidelity Series Short-Term Credit Fund (a)	1,225,571	12,439,548
Fidelity Series Treasury Bill Index Fund (a)	4,032,651	40,326,513
TOTAL SHORT-TERM FUNDS
(Cost $67,108,514)		67,237,055
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,293,221,957)		1,446,053,082
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,428)
NET ASSETS - 100%		$1,446,033,654

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,308	$101,544	$102,852	$--	$--	$--	$--	0.0%
Total	$1,308	$101,544	$102,852	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$23,017,760	$67,667	$--	$(287)	$(188,276)	$22,761,530
Fidelity Series Blue Chip Growth Fund	76,811,051	38,382,245	16,347,067	16,034,771	482,724	(7,302,975)	92,025,978
Fidelity Series Canada Fund	17,952,376	7,389,328	1,263,999	--	(7,574)	1,054,863	25,124,994
Fidelity Series Commodity Strategy Fund	32,532,549	20,753,230	7,497,027	12,317,716	(664,159)	(4,673,304)	40,451,289
Fidelity Series Corporate Bond Fund	60,573,797	16,529,429	5,897,607	893,252	(10,013)	1,477,470	72,673,076
Fidelity Series Emerging Markets Debt Fund	6,408,716	1,730,210	253,670	164,500	(187)	76,718	7,961,787
Fidelity Series Emerging Markets Debt Local Currency Fund	2,142,253	574,606	71,118	--	(591)	(6,682)	2,638,468
Fidelity Series Emerging Markets Fund	13,871,365	4,159,902	1,761,176	--	(19,431)	(943,090)	15,307,570
Fidelity Series Emerging Markets Opportunities Fund	124,703,347	39,570,901	18,816,126	--	(290,212)	(7,148,755)	138,019,155
Fidelity Series Floating Rate High Income Fund	1,291,097	374,957	86,875	30,108	484	17,095	1,596,758
Fidelity Series Government Bond Index Fund	74,691,874	22,087,574	3,451,830	452,248	(63,890)	979,283	94,243,011
Fidelity Series Government Money Market Fund 0.07%	22,389,485	4,516,610	12,435,101	6,876	--	--	14,470,994
Fidelity Series High Income Fund	7,437,420	1,998,667	495,311	207,282	1,468	191,594	9,133,838
Fidelity Series Inflation-Protected Bond Index Fund	74,431,031	18,893,028	19,090,780	--	327,605	2,959,041	77,519,925
Fidelity Series International Developed Markets Bond Index Fund	--	11,414,971	40,364	--	(183)	(80,069)	11,294,355
Fidelity Series International Growth Fund	44,150,005	16,731,810	5,375,632	--	78,426	4,078,131	59,662,740
Fidelity Series International Index Fund	18,432,181	6,919,986	925,391	--	12,376	642,896	25,082,048
Fidelity Series International Small Cap Fund	15,923,704	3,974,057	852,852	--	242	2,226,747	21,271,898
Fidelity Series International Value Fund	44,100,749	17,637,454	3,233,811	--	(21,480)	1,415,610	59,898,522
Fidelity Series Investment Grade Bond Fund	82,897,779	23,502,069	5,642,188	970,809	(54,947)	1,219,253	101,921,966
Fidelity Series Investment Grade Securitized Fund	58,082,631	15,889,969	3,669,563	119,677	(29,750)	439,714	70,713,001
Fidelity Series Large Cap Growth Index Fund	48,484,457	13,240,533	9,902,507	236,092	364,092	6,137,155	58,323,730
Fidelity Series Large Cap Stock Fund	52,956,119	18,778,740	6,694,033	3,777,949	48,081	(1,163,797)	63,925,110
Fidelity Series Large Cap Value Index Fund	101,155,964	26,674,258	9,320,427	--	56,463	4,111,433	122,677,691
Fidelity Series Long-Term Treasury Bond Index Fund	32,060,417	16,130,314	6,750,305	422,717	(731,485)	2,923,116	43,632,057
Fidelity Series Overseas Fund	44,224,368	16,375,377	5,657,309	--	88,548	4,509,608	59,540,592
Fidelity Series Real Estate Income Fund	4,455,269	1,116,462	329,104	104,631	2,272	222,216	5,467,115
Fidelity Series Short-Term Credit Fund	11,042,683	4,455,658	3,028,690	89,045	(10,017)	(20,086)	12,439,548
Fidelity Series Small Cap Opportunities Fund	25,581,041	14,826,089	3,684,005	7,284,868	(146,537)	(5,905,638)	30,670,950
Fidelity Series Treasury Bill Index Fund	35,576,683	14,754,926	10,005,096	11,490	(14,768)	14,768	40,326,513
Fidelity Series Value Discovery Fund	37,376,039	10,600,675	4,168,767	--	98,911	1,370,015	45,276,873
	$1,171,736,450	$433,001,795	$166,815,398	$43,124,031	$(503,819)	$8,634,054	$1,446,053,082

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$453,351,621	$453,351,621	$--	$--
International Equity Funds	403,907,519	403,907,519	--	--
Bond Funds	521,556,887	521,556,887	--	--
Short-Term Funds	67,237,055	67,237,055	--	--
Total Investments in Securities:	$1,446,053,082	$1,446,053,082	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,293,221,957)	$1,446,053,082
Total Investment in Securities (cost $1,293,221,957)		$1,446,053,082
Cash		1,544
Receivable for investments sold		25,923,224
Receivable for fund shares sold		873,615
Total assets		1,472,851,465
Liabilities
Payable for investments purchased	$25,551,668
Payable for fund shares redeemed	898,084
Accrued management fee	364,443
Distribution and service plan fees payable	3,616
Total liabilities		26,817,811
Net Assets		$1,446,033,654
Net Assets consist of:
Paid in capital		$1,256,439,149
Total accumulated earnings (loss)		189,594,505
Net Assets		$1,446,033,654
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,590,419 ÷ 551,222 shares)(a)		$11.96
Maximum offering price per share (100/94.25 of $11.96)		$12.69
Class M:
Net Asset Value and redemption price per share ($1,855,066 ÷ 154,404 shares)(a)		$12.01
Maximum offering price per share (100/96.50 of $12.01)		$12.45
Class C:
Net Asset Value and offering price per share ($1,596,124 ÷ 134,741 shares)(a)		$11.85
Fidelity Freedom Blend 2025 Fund:
Net Asset Value, offering price and redemption price per share ($48,628,091 ÷ 4,059,264 shares)		$11.98
Class K:
Net Asset Value, offering price and redemption price per share ($39,640,876 ÷ 3,300,822 shares)		$12.01
Class K6:
Net Asset Value, offering price and redemption price per share ($552,465,580 ÷ 45,896,037 shares)		$12.04
Class I:
Net Asset Value, offering price and redemption price per share ($33,034,118 ÷ 2,756,189 shares)		$11.99
Class Z:
Net Asset Value, offering price and redemption price per share ($3,242,726 ÷ 269,701 shares)		$12.02
Class Z6:
Net Asset Value, offering price and redemption price per share ($107,109,461 ÷ 8,907,728 shares)		$12.02
Premier Class:
Net Asset Value, offering price and redemption price per share ($651,871,193 ÷ 54,166,126 shares)		$12.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,678,487
Expenses
Management fee	$2,093,209
Distribution and service plan fees	20,000
Independent trustees' fees and expenses	1,680
Total expenses		2,114,889
Net investment income (loss)		14,563,598
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(503,819)
Capital gain distributions from underlying funds:
Affiliated issuers	26,445,544
Total net realized gain (loss)		25,941,725
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	8,634,054
Total change in net unrealized appreciation (depreciation)		8,634,054
Net gain (loss)		34,575,779
Net increase (decrease) in net assets resulting from operations		$49,139,377

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,563,598	$12,594,230
Net realized gain (loss)	25,941,725	49,362,857
Change in net unrealized appreciation (depreciation)	8,634,054	212,792,542
Net increase (decrease) in net assets resulting from operations	49,139,377	274,749,629
Distributions to shareholders	(24,216,412)	(45,065,213)
Share transactions - net increase (decrease)	249,684,655	257,943,636
Total increase (decrease) in net assets	274,607,620	487,628,052
Net Assets
Beginning of period	1,171,426,034	683,797,982
End of period	$1,446,033,654	$1,171,426,034

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$9.09	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.09	.16	.03
Net realized and unrealized gain (loss)	.42	3.01	(.58)	(.02)
Total from investment operations	.48	3.10	(.42)	.01
Distributions from net investment income	–	(.11)	(.15)	(.11)
Distributions from net realized gain	(.23)	(.36)	(.15)	(.08)
Total distributions	(.23)	(.48)C	(.31)C	(.19)
Net asset value, end of period	$11.96	$11.71	$9.09	$9.82
Total ReturnD,E,F	4.06%	34.40%	(4.73)%	.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.76%	.76%I
Expenses net of fee waivers, if any	.75%I	.76%	.76%	.76%I
Expenses net of all reductions	.75%I	.76%	.76%	.76%I
Net investment income (loss)	1.02%I	.85%	1.56%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,590	$3,751	$1,706	$168
Portfolio turnover rateJ	25%I	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$9.13	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.07	.13	.02
Net realized and unrealized gain (loss)	.41	3.00	(.58)	(.02)
Total from investment operations	.46	3.07	(.45)	–
Distributions from net investment income	–	(.07)	(.08)	(.10)
Distributions from net realized gain	(.22)	(.36)	(.15)	(.08)
Total distributions	(.22)	(.43)	(.24)C	(.18)
Net asset value, end of period	$12.01	$11.77	$9.13	$9.82
Total ReturnD,E,F	3.89%	33.97%	(4.94)%	.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.01%	1.02%J	1.02%I,J
Expenses net of fee waivers, if any	1.00%I	1.01%	1.02%J	1.02%I,J
Expenses net of all reductions	1.00%I	1.01%	1.02%J	1.02%I,J
Net investment income (loss)	.77%I	.60%	1.31%	.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,855	$1,838	$886	$746
Portfolio turnover rateK	25%I	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$9.05	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.01	.08	(.01)
Net realized and unrealized gain (loss)	.41	2.98	(.58)	(.02)
Total from investment operations	.43	2.99	(.50)	(.03)
Distributions from net investment income	–	(.05)	(.11)	(.09)
Distributions from net realized gain	(.22)	(.36)	(.15)	(.08)
Total distributions	(.22)	(.40)C	(.26)	(.16)C
Net asset value, end of period	$11.85	$11.64	$9.05	$9.81
Total ReturnD,E,F	3.67%	33.37%	(5.45)%	(.12)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.51%	1.51%	1.51%I
Expenses net of fee waivers, if any	1.50%I	1.51%	1.51%	1.51%I
Expenses net of all reductions	1.50%I	1.51%	1.51%	1.51%I
Net investment income (loss)	.27%I	.10%	.81%	(.17)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,596	$1,273	$472	$298
Portfolio turnover rateJ	25%I	31%	34%	23%I
 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$9.10	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.12	.18	.05
Net realized and unrealized gain (loss)	.40	3.01	(.57)	(.03)
Total from investment operations	.48	3.13	(.39)	.02
Distributions from net investment income	–C	(.14)	(.17)	(.13)
Distributions from net realized gain	(.23)	(.36)	(.15)	(.08)
Total distributions	(.23)	(.50)	(.33)D	(.20)D
Net asset value, end of period	$11.98	$11.73	$9.10	$9.82
Total ReturnE,F	4.13%	34.74%	(4.45)%	.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.51%	.52%J	.52%I,J
Expenses net of fee waivers, if any	.50%I	.51%	.52%J	.52%I,J
Expenses net of all reductions	.50%I	.51%	.52%J	.52%I,J
Net investment income (loss)	1.27%I	1.10%	1.80%	.83%I
Supplemental Data
Net assets, end of period (000 omitted)	$48,628	$43,207	$21,223	$1,621
Portfolio turnover rateK	25%I	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$9.11	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13	.20	.05
Net realized and unrealized gain (loss)	.42	3.01	(.58)	(.02)
Total from investment operations	.50	3.14	(.38)	.03
Distributions from net investment income	–C	(.14)	(.18)	(.12)
Distributions from net realized gain	(.23)	(.36)	(.15)	(.08)
Total distributions	(.24)D	(.50)D	(.34)	(.20)
Net asset value, end of period	$12.01	$11.75	$9.11	$9.83
Total ReturnE,F	4.22%	34.83%	(4.34)%	.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	.40%I	.41%	.41%	.41%I
Expenses net of fee waivers, if any	.40%I	.41%	.41%	.41%I
Expenses net of all reductions	.40%I	.41%	.41%	.41%I
Net investment income (loss)	1.37%I	1.20%	1.91%	.93%I
Supplemental Data
Net assets, end of period (000 omitted)	$39,641	$31,964	$24,031	$101
Portfolio turnover rateJ	25%I	31%	34%	23%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$9.13	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.14	.21	.06
Net realized and unrealized gain (loss)	.42	3.01	(.59)	(.02)
Total from investment operations	.51	3.15	(.38)	.04
Distributions from net investment income	(.01)	(.15)	(.18)	(.12)
Distributions from net realized gain	(.23)	(.36)	(.16)	(.08)
Total distributions	(.24)	(.51)	(.33)C	(.20)
Net asset value, end of period	$12.04	$11.77	$9.13	$9.84
Total ReturnD,E	4.33%	34.86%	(4.28)%	.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.30%H	.31%	.31%	.32%H,I
Expenses net of fee waivers, if any	.30%H	.31%	.31%	.32%H,I
Expenses net of all reductions	.30%H	.31%	.31%	.32%H,I
Net investment income (loss)	1.47%H	1.30%	2.01%	1.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$552,466	$1,055,963	$623,940	$40,828
Portfolio turnover rateJ	25%H	31%	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$9.10	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.12	.18	.05
Net realized and unrealized gain (loss)	.41	3.00	(.57)	(.02)
Total from investment operations	.49	3.12	(.39)	.03
Distributions from net investment income	–	(.13)	(.18)	(.12)
Distributions from net realized gain	(.23)	(.36)	(.15)	(.08)
Total distributions	(.23)	(.49)	(.34)C	(.20)
Net asset value, end of period	$11.99	$11.73	$9.10	$9.83
Total ReturnD,E	4.20%	34.69%	(4.46)%	.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.51%	.51%	.51%H
Expenses net of fee waivers, if any	.50%H	.51%	.51%	.51%H
Expenses net of all reductions	.50%H	.51%	.51%	.51%H
Net investment income (loss)	1.27%H	1.10%	1.81%	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$33,034	$24,503	$7,685	$100
Portfolio turnover rateI	25%H	31%	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$11.95
Income from Investment Operations
Net investment income (loss)B	.36
Net realized and unrealized gain (loss)	(.04)C
Total from investment operations	.32
Distributions from net investment income	(.01)
Distributions from net realized gain	(.23)
Total distributions	(.24)
Net asset value, end of period	$12.03
Total ReturnD	2.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G,H
Expenses net of fee waivers, if any	.25%G,H
Expenses net of all reductions	.25%G,H
Net investment income (loss)	6.04%G
Supplemental Data
Net assets, end of period (000 omitted)	$651,871
Portfolio turnover rateI	25%G

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$9.13	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13	.20	.05
Net realized and unrealized gain (loss)	.42	3.01	(.58)	(.02)
Total from investment operations	.50	3.14	(.38)	.03
Distributions from net investment income	(.02)	(.13)	(.17)	(.12)
Distributions from net realized gain	(.23)	(.36)	(.15)	(.08)
Total distributions	(.25)	(.50)C	(.32)	(.20)
Net asset value, end of period	$12.02	$11.77	$9.13	$9.83
Total ReturnD,E	4.23%	34.72%	(4.30)%	.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.41%	.41%	.41%H
Expenses net of fee waivers, if any	.40%H	.41%	.41%	.41%H
Expenses net of all reductions	.40%H	.41%	.41%	.41%H
Net investment income (loss)	1.37%H	1.20%	1.91%	.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,243	$130	$96	$101
Portfolio turnover rateI	25%H	31%	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$9.12	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.14	.20	.06
Net realized and unrealized gain (loss)	.41	3.01	(.58)	(.02)
Total from investment operations	.50	3.15	(.38)	.04
Distributions from net investment income	(.01)	(.15)	(.18)	(.12)
Distributions from net realized gain	(.23)	(.36)	(.15)	(.08)
Total distributions	(.24)	(.51)	(.34)C	(.20)
Net asset value, end of period	$12.02	$11.76	$9.12	$9.84
Total ReturnD,E	4.25%	34.98%	(4.35)%	.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.30%H	.31%	.32%I	.31%H
Expenses net of fee waivers, if any	.30%H	.31%	.32%I	.31%H
Expenses net of all reductions	.30%H	.31%	.32%I	.31%H
Net investment income (loss)	1.48%H	1.30%	2.01%	1.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$107,109	$8,797	$3,760	$104
Portfolio turnover rateJ	25%H	31%	34%	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Value Index Fund	9.7
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Government Bond Index Fund	5.8
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series Inflation-Protected Bond Index Fund	4.8
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series International Value Fund	4.6
Fidelity Series International Growth Fund	4.6
62.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.3%
International Equity Funds	30.6%
Bond Funds	32.1%
Short-Term Funds	2.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2030 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	6,896,436	$110,687,800
Fidelity Series Commodity Strategy Fund (a)	10,313,819	42,802,349
Fidelity Series Large Cap Growth Index Fund (a)	3,943,254	70,150,488
Fidelity Series Large Cap Stock Fund (a)	4,201,362	76,884,925
Fidelity Series Large Cap Value Index Fund (a)	9,624,954	147,550,548
Fidelity Series Small Cap Opportunities Fund (a)	2,601,538	36,889,815
Fidelity Series Value Discovery Fund (a)	3,278,544	54,456,619
TOTAL DOMESTIC EQUITY FUNDS
(Cost $459,815,719)		539,422,544

International Equity Funds - 30.6%
Fidelity Series Canada Fund (a)	2,155,551	29,401,722
Fidelity Series Emerging Markets Fund (a)	1,583,623	17,404,019
Fidelity Series Emerging Markets Opportunities Fund (a)	6,447,169	156,924,097
Fidelity Series International Growth Fund (a)	3,555,110	69,893,468
Fidelity Series International Index Fund (a)	2,412,397	29,383,001
Fidelity Series International Small Cap Fund (a)	1,063,093	24,982,676
Fidelity Series International Value Fund (a)	6,239,921	70,136,714
Fidelity Series Overseas Fund (a)	5,014,384	69,750,086
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $382,803,859)		467,875,783

Bond Funds - 32.1%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	1,146,875	11,342,593
Fidelity Series Corporate Bond Fund (a)	6,146,392	68,224,950
Fidelity Series Emerging Markets Debt Fund (a)	914,699	8,424,374
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	277,509	2,791,743
Fidelity Series Floating Rate High Income Fund (a)	181,665	1,689,489
Fidelity Series Government Bond Index Fund (a)	8,346,631	88,474,291
Fidelity Series High Income Fund (a)	1,006,714	9,664,453
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,520,803	72,837,371
Fidelity Series International Developed Markets Bond Index Fund (a)	1,211,273	11,943,149
Fidelity Series Investment Grade Bond Fund (a)	8,185,039	95,683,106
Fidelity Series Investment Grade Securitized Fund (a)	6,401,589	66,384,479
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,687,122	47,544,337
Fidelity Series Real Estate Income Fund (a)	499,114	5,784,735
TOTAL BOND FUNDS
(Cost $482,663,529)		490,789,070

Short-Term Funds - 2.0%
Fidelity Cash Central Fund 0.06% (b)	1,082	1,082
Fidelity Series Government Money Market Fund 0.07% (a)(c)	6,732,653	6,732,653
Fidelity Series Short-Term Credit Fund (a)	570,144	5,786,966
Fidelity Series Treasury Bill Index Fund (a)	1,876,208	18,762,084
TOTAL SHORT-TERM FUNDS
(Cost $31,281,743)		31,282,785
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,356,564,850)		1,529,370,182
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24,645)
NET ASSETS - 100%		$1,529,345,537

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$196,608	$195,526	$--	$--	$--	$1,082	0.0%
Total	$--	$196,608	$195,526	$--	$--	$--	$1,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$11,425,698	$11,262	$--	$1	$(71,844)	$11,342,593
Fidelity Series Blue Chip Growth Fund	92,596,178	45,520,342	19,062,429	19,321,930	571,605	(8,937,896)	110,687,800
Fidelity Series Canada Fund	21,216,497	8,380,629	1,458,772	--	(15,665)	1,279,033	29,401,722
Fidelity Series Commodity Strategy Fund	33,996,737	22,142,266	7,676,892	13,010,947	(706,748)	(4,953,014)	42,802,349
Fidelity Series Corporate Bond Fund	55,381,263	16,263,889	4,732,950	823,345	(13,722)	1,326,470	68,224,950
Fidelity Series Emerging Markets Debt Fund	6,696,956	1,864,112	215,774	172,067	(1,076)	80,156	8,424,374
Fidelity Series Emerging Markets Debt Local Currency Fund	2,238,647	614,406	54,270	--	(732)	(6,308)	2,791,743
Fidelity Series Emerging Markets Fund	15,614,686	4,599,447	1,735,888	--	(20,327)	(1,053,899)	17,404,019
Fidelity Series Emerging Markets Opportunities Fund	140,373,700	44,041,363	19,184,701	--	(200,027)	(8,106,238)	156,924,097
Fidelity Series Floating Rate High Income Fund	1,349,167	403,043	81,300	31,479	364	18,215	1,689,489
Fidelity Series Government Bond Index Fund	68,292,325	22,100,177	2,724,933	416,945	(66,890)	873,612	88,474,291
Fidelity Series Government Money Market Fund 0.07%	8,486,392	3,787,080	5,540,819	2,770	--	--	6,732,653
Fidelity Series High Income Fund	7,771,857	2,142,954	449,519	216,772	543	198,618	9,664,453
Fidelity Series Inflation-Protected Bond Index Fund	68,608,157	17,875,626	16,663,674	--	248,553	2,768,709	72,837,371
Fidelity Series International Developed Markets Bond Index Fund	--	12,049,933	22,100	--	(94)	(84,590)	11,943,149
Fidelity Series International Growth Fund	52,177,340	18,693,012	5,864,210	--	99,722	4,787,604	69,893,468
Fidelity Series International Index Fund	21,783,604	7,715,322	902,030	--	11,222	774,883	29,383,001
Fidelity Series International Small Cap Fund	18,819,110	4,361,388	812,303	--	1,836	2,612,645	24,982,676
Fidelity Series International Value Fund	52,120,226	19,912,413	3,590,766	--	(29,638)	1,724,479	70,136,714
Fidelity Series Investment Grade Bond Fund	75,793,550	23,379,238	4,527,069	894,859	(55,006)	1,092,393	95,683,106
Fidelity Series Investment Grade Securitized Fund	53,105,731	15,897,847	2,986,414	110,548	(30,960)	398,275	66,384,479
Fidelity Series Large Cap Growth Index Fund	58,447,110	15,490,256	11,505,570	278,139	458,393	7,260,299	70,150,488
Fidelity Series Large Cap Stock Fund	63,830,907	23,022,136	8,681,739	4,526,281	(123,882)	(1,162,497)	76,884,925
Fidelity Series Large Cap Value Index Fund	121,928,363	32,385,245	11,830,194	--	12,423	5,054,711	147,550,548
Fidelity Series Long-Term Treasury Bond Index Fund	33,502,947	18,388,253	6,565,313	442,959	(754,939)	2,973,389	47,544,337
Fidelity Series Overseas Fund	52,265,601	18,246,465	6,164,315	--	94,049	5,308,286	69,750,086
Fidelity Series Real Estate Income Fund	4,655,742	1,183,332	286,684	110,194	184	232,161	5,784,735
Fidelity Series Short-Term Credit Fund	4,185,662	2,699,447	1,085,135	35,974	(2,489)	(10,519)	5,786,966
Fidelity Series Small Cap Opportunities Fund	30,829,968	17,826,875	4,483,846	8,775,170	(226,251)	(7,056,931)	36,889,815
Fidelity Series Treasury Bill Index Fund	13,484,702	8,888,500	3,611,118	4,592	(4,535)	4,535	18,762,084
Fidelity Series Value Discovery Fund	45,052,585	12,518,120	4,907,733	--	62,108	1,731,539	54,456,619
	$1,224,605,710	$453,818,814	$157,419,722	$49,174,971	$(691,978)	$9,056,276	$1,529,369,100

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$539,422,544	$539,422,544	$--	$--
International Equity Funds	467,875,783	467,875,783	--	--
Bond Funds	490,789,070	490,789,070	--	--
Short-Term Funds	31,282,785	31,282,785	--	--
Total Investments in Securities:	$1,529,370,182	$1,529,370,182	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $1,082)	$1,082
Other affiliated issuers (cost $1,356,563,768)	1,529,369,100
Total Investment in Securities (cost $1,356,564,850)		$1,529,370,182
Cash		203
Receivable for investments sold		24,155,011
Receivable for fund shares sold		1,279,094
Total assets		1,554,804,490
Liabilities
Payable for investments purchased	$24,428,357
Payable for fund shares redeemed	621,656
Accrued management fee	403,307
Distribution and service plan fees payable	5,633
Total liabilities		25,458,953
Net Assets		$1,529,345,537
Net Assets consist of:
Paid in capital		$1,314,946,705
Total accumulated earnings (loss)		214,398,832
Net Assets		$1,529,345,537
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,583,403 ÷ 795,948 shares)(a)		$12.04
Maximum offering price per share (100/94.25 of $12.04)		$12.77
Class M:
Net Asset Value and redemption price per share ($2,485,808 ÷ 206,606 shares)(a)		$12.03
Maximum offering price per share (100/96.50 of $12.03)		$12.47
Class C:
Net Asset Value and offering price per share ($3,041,999 ÷ 255,081 shares)(a)		$11.93
Fidelity Freedom Blend 2030 Fund:
Net Asset Value, offering price and redemption price per share ($43,704,736 ÷ 3,614,817 shares)		$12.09
Class K:
Net Asset Value, offering price and redemption price per share ($39,236,618 ÷ 3,239,164 shares)		$12.11
Class K6:
Net Asset Value, offering price and redemption price per share ($576,152,224 ÷ 47,457,422 shares)		$12.14
Class I:
Net Asset Value, offering price and redemption price per share ($45,028,058 ÷ 3,724,218 shares)		$12.09
Class Z:
Net Asset Value, offering price and redemption price per share ($5,169,836 ÷ 426,411 shares)		$12.12
Class Z6:
Net Asset Value, offering price and redemption price per share ($70,182,848 ÷ 5,782,690 shares)		$12.14
Premier Class:
Net Asset Value, offering price and redemption price per share ($734,760,007 ÷ 60,509,619 shares)		$12.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,350,023
Expenses
Management fee	$2,315,553
Distribution and service plan fees	31,251
Independent trustees' fees and expenses	1,748
Total expenses		2,348,552
Net investment income (loss)		15,001,471
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(691,978)
Capital gain distributions from underlying funds:
Affiliated issuers	31,824,948
Total net realized gain (loss)		31,132,970
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	9,056,276
Total change in net unrealized appreciation (depreciation)		9,056,276
Net gain (loss)		40,189,246
Net increase (decrease) in net assets resulting from operations		$55,190,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,001,471	$13,126,475
Net realized gain (loss)	31,132,970	52,112,651
Change in net unrealized appreciation (depreciation)	9,056,276	247,544,865
Net increase (decrease) in net assets resulting from operations	55,190,717	312,783,991
Distributions to shareholders	(26,205,197)	(48,584,327)
Share transactions - net increase (decrease)	276,089,133	287,249,253
Total increase (decrease) in net assets	305,074,653	551,448,917
Net Assets
Beginning of period	1,224,270,884	672,821,967
End of period	$1,529,345,537	$1,224,270,884

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$8.81	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.10	.16	.02
Net realized and unrealized gain (loss)	.46	3.36	(.70)	(.09)
Total from investment operations	.52	3.46	(.54)	(.07)
Distributions from net investment income	–	(.12)	(.16)	(.13)
Distributions from net realized gain	(.24)	(.39)	(.17)	(.12)
Total distributions	(.24)	(.51)	(.33)	(.25)
Net asset value, end of period	$12.04	$11.76	$8.81	$9.68
Total ReturnC,D,E	4.39%	39.73%	(6.09)%	(.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.77%	.78%H,I
Expenses net of fee waivers, if any	.77%H	.77%	.77%	.78%H,I
Expenses net of all reductions	.77%H	.77%	.77%	.78%H,I
Net investment income (loss)	.92%H	.88%	1.56%	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,583	$5,650	$1,516	$348
Portfolio turnover rateJ	22%H	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$8.79	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.07	.13	.01
Net realized and unrealized gain (loss)	.46	3.37	(.70)	(.09)
Total from investment operations	.50	3.44	(.57)	(.08)
Distributions from net investment income	–	(.09)	(.15)	(.12)
Distributions from net realized gain	(.23)	(.38)	(.17)	(.12)
Total distributions	(.23)	(.47)	(.32)	(.24)
Net asset value, end of period	$12.03	$11.76	$8.79	$9.68
Total ReturnC,D,E	4.23%	39.53%	(6.44)%	(.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.02%	1.02%	1.02%H
Expenses net of fee waivers, if any	1.02%H	1.02%	1.02%	1.02%H
Expenses net of all reductions	1.02%H	1.02%	1.02%	1.02%H
Net investment income (loss)	.68%H	.64%	1.32%	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,486	$2,306	$976	$170
Portfolio turnover rateI	22%H	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$8.77	$9.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.01	.08	(.02)
Net realized and unrealized gain (loss)	.47	3.35	(.71)	(.08)
Total from investment operations	.48	3.36	(.63)	(.10)
Distributions from net investment income	–	(.06)	(.09)	(.12)
Distributions from net realized gain	(.23)	(.39)	(.17)	(.12)
Total distributions	(.23)	(.45)	(.26)	(.24)
Net asset value, end of period	$11.93	$11.68	$8.77	$9.66
Total ReturnC,D,E	4.08%	38.75%	(6.94)%	(.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H	1.52%	1.51%I	1.52%H
Expenses net of fee waivers, if any	1.52%H	1.52%	1.51%I	1.52%H
Expenses net of all reductions	1.52%H	1.52%	1.51%I	1.52%H
Net investment income (loss)	.18%H	.13%	.82%	(.35)%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,042	$3,003	$987	$259
Portfolio turnover rateJ	22%H	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12	.18	.04
Net realized and unrealized gain (loss)	.46	3.38	(.70)	(.09)
Total from investment operations	.53	3.50	(.52)	(.05)
Distributions from net investment income	–	(.13)	(.18)	(.14)
Distributions from net realized gain	(.24)	(.39)	(.17)	(.12)
Total distributions	(.24)	(.52)	(.35)	(.26)
Net asset value, end of period	$12.09	$11.80	$8.82	$9.69
Total ReturnC,D	4.51%	40.16%	(5.94)%	(.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.53%H	.52%G
Expenses net of fee waivers, if any	.52%G	.52%	.53%H	.52%G
Expenses net of all reductions	.52%G	.52%	.53%H	.52%G
Net investment income (loss)	1.18%G	1.14%	1.81%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$43,705	$32,244	$17,917	$762
Portfolio turnover rateI	22%G	30%	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$8.83	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13	.20	.04
Net realized and unrealized gain (loss)	.45	3.39	(.71)	(.08)
Total from investment operations	.53	3.52	(.51)	(.04)
Distributions from net investment income	–C	(.14)	(.19)	(.14)
Distributions from net realized gain	(.24)	(.39)	(.17)	(.12)
Total distributions	(.24)	(.53)	(.36)	(.26)
Net asset value, end of period	$12.11	$11.82	$8.83	$9.70
Total ReturnD,E	4.52%	40.29%	(5.86)%	(.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.42%	.42%	.42%H
Expenses net of fee waivers, if any	.42%H	.42%	.42%	.42%H
Expenses net of all reductions	.42%H	.42%	.42%	.42%H
Net investment income (loss)	1.28%H	1.24%	1.91%	.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$39,237	$31,624	$21,646	$100
Portfolio turnover rateI	22%H	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14	.20	.05
Net realized and unrealized gain (loss)	.47	3.39	(.70)	(.09)
Total from investment operations	.55	3.53	(.50)	(.04)
Distributions from net investment income	(.01)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.24)	(.39)	(.17)	(.12)
Total distributions	(.25)	(.54)	(.35)	(.26)
Net asset value, end of period	$12.14	$11.84	$8.85	$9.70
Total ReturnC,D	4.64%	40.33%	(5.71)%	(.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.32%	.32%	.33%G,H
Expenses net of fee waivers, if any	.32%G	.32%	.32%	.33%G,H
Expenses net of all reductions	.32%G	.32%	.32%	.33%G,H
Net investment income (loss)	1.37%G	1.34%	2.02%	.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$576,152	$1,111,589	$615,185	$21,781
Portfolio turnover rateI	22%G	30%	31%	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12	.18	.04
Net realized and unrealized gain (loss)	.46	3.38	(.70)	(.10)
Total from investment operations	.53	3.50	(.52)	(.06)
Distributions from net investment income	–	(.13)	(.18)	(.14)
Distributions from net realized gain	(.24)	(.39)	(.17)	(.12)
Total distributions	(.24)	(.52)	(.35)	(.25)C
Net asset value, end of period	$12.09	$11.80	$8.82	$9.69
Total ReturnD,E	4.51%	40.19%	(5.92)%	(.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.52%	.53%I	.52%H
Expenses net of fee waivers, if any	.52%H	.52%	.53%I	.52%H
Expenses net of all reductions	.52%H	.52%	.53%I	.52%H
Net investment income (loss)	1.17%H	1.14%	1.81%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$45,028	$30,890	$10,530	$100
Portfolio turnover rateJ	22%H	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.04
Income from Investment Operations
Net investment income (loss)B	.36
Net realized and unrealized gain (loss)	(.01)C
Total from investment operations	.35
Distributions from net investment income	(.01)
Distributions from net realized gain	(.24)
Total distributions	(.25)
Net asset value, end of period	$12.14
Total ReturnD	2.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G,H
Expenses net of fee waivers, if any	.26%G,H
Expenses net of all reductions	.26%G,H
Net investment income (loss)	6.04%G
Supplemental Data
Net assets, end of period (000 omitted)	$734,760
Portfolio turnover rateI	22%G

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13	.19	.04
Net realized and unrealized gain (loss)	.46	3.39	(.70)	(.08)
Total from investment operations	.54	3.52	(.51)	(.04)
Distributions from net investment income	(.01)	(.14)	(.17)	(.14)
Distributions from net realized gain	(.24)	(.39)	(.17)	(.12)
Total distributions	(.26)C	(.53)	(.34)	(.26)
Net asset value, end of period	$12.12	$11.84	$8.85	$9.70
Total ReturnD,E	4.53%	40.22%	(5.83)%	(.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.42%	.42%	.42%H
Expenses net of fee waivers, if any	.42%H	.42%	.42%	.42%H
Expenses net of all reductions	.42%H	.42%	.42%	.42%H
Net investment income (loss)	1.27%H	1.24%	1.92%	.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,170	$290	$141	$100
Portfolio turnover rateI	22%H	30%	31%	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.15	.19	.05
Net realized and unrealized gain (loss)	.47	3.38	(.69)	(.09)
Total from investment operations	.55	3.53	(.50)	(.04)
Distributions from net investment income	–C	(.15)	(.18)	(.14)
Distributions from net realized gain	(.24)	(.39)	(.17)	(.12)
Total distributions	(.25)D	(.54)	(.35)	(.26)
Net asset value, end of period	$12.14	$11.84	$8.85	$9.70
Total ReturnE,F	4.63%	40.39%	(5.72)%	(.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.32%I	.32%	.33%J	.32%I
Expenses net of fee waivers, if any	.32%I	.32%	.33%J	.32%I
Expenses net of all reductions	.32%I	.32%	.33%J	.32%I
Net investment income (loss)	1.38%I	1.34%	2.01%	.85%I
Supplemental Data
Net assets, end of period (000 omitted)	$70,183	$6,674	$3,925	$368
Portfolio turnover rateK	22%I	30%	31%	29%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	12.0
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Large Cap Stock Fund	6.5
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.6
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Investment Grade Bond Fund	3.2
70.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.7%
International Equity Funds	36.9%
Bond Funds	18.1%
Short-Term Funds	0.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2035 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	8,535,038	$136,987,367
Fidelity Series Commodity Strategy Fund (a)	9,906,492	41,111,941
Fidelity Series Large Cap Growth Index Fund (a)	4,880,161	86,818,073
Fidelity Series Large Cap Stock Fund (a)	5,199,456	95,150,047
Fidelity Series Large Cap Value Index Fund (a)	11,911,673	182,605,946
Fidelity Series Small Cap Opportunities Fund (a)	3,219,639	45,654,479
Fidelity Series Value Discovery Fund (a)	4,057,481	67,394,761
TOTAL DOMESTIC EQUITY FUNDS
(Cost $563,946,255)		655,722,614

International Equity Funds - 36.9%
Fidelity Series Canada Fund (a)	2,550,005	34,782,065
Fidelity Series Emerging Markets Fund (a)	1,773,902	19,495,186
Fidelity Series Emerging Markets Opportunities Fund (a)	7,221,871	175,780,347
Fidelity Series International Growth Fund (a)	4,201,579	82,603,034
Fidelity Series International Index Fund (a)	2,853,361	34,753,931
Fidelity Series International Small Cap Fund (a)	1,252,349	29,430,207
Fidelity Series International Value Fund (a)	7,377,644	82,924,713
Fidelity Series Overseas Fund (a)	5,926,169	82,433,016
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $450,243,767)		542,202,499

Bond Funds - 18.1%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	297,717	2,944,425
Fidelity Series Corporate Bond Fund (a)	3,010,009	33,411,101
Fidelity Series Emerging Markets Debt Fund (a)	878,559	8,091,530
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	266,540	2,681,392
Fidelity Series Floating Rate High Income Fund (a)	174,487	1,622,733
Fidelity Series Government Bond Index Fund (a)	4,087,549	43,328,023
Fidelity Series High Income Fund (a)	966,929	9,282,519
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,373,294	26,509,690
Fidelity Series International Developed Markets Bond Index Fund (a)	581,818	5,736,721
Fidelity Series Investment Grade Bond Fund (a)	4,008,463	46,858,937
Fidelity Series Investment Grade Securitized Fund (a)	3,135,034	32,510,298
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,550,562	46,402,698
Fidelity Series Real Estate Income Fund (a)	479,374	5,555,950
TOTAL BOND FUNDS
(Cost $263,514,233)		264,936,017

Short-Term Funds - 0.3%
Fidelity Cash Central Fund 0.06% (b)	438	439
Fidelity Series Government Money Market Fund 0.07% (a)(c)	950,947	950,947
Fidelity Series Short-Term Credit Fund (a)	80,523	817,304
Fidelity Series Treasury Bill Index Fund (a)	265,003	2,650,032
TOTAL SHORT-TERM FUNDS
(Cost $4,400,594)		4,418,722
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,282,104,849)		1,467,279,852
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,435)
NET ASSETS - 100%		$1,467,258,417

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,556	$100,166	$--	$--	$--	$439	0.0%
Total	$49	$100,556	$100,166	$--	$--	$--	$439

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$2,944,425	$--	$--	$--	$--	$2,944,425
Fidelity Series Blue Chip Growth Fund	111,516,752	56,347,253	20,204,751	23,955,454	595,508	(11,267,395)	136,987,367
Fidelity Series Canada Fund	24,847,683	10,028,821	1,575,799	--	(22,423)	1,503,783	34,782,065
Fidelity Series Commodity Strategy Fund	32,134,732	21,583,354	7,122,342	12,511,837	(651,913)	(4,831,890)	41,111,941
Fidelity Series Corporate Bond Fund	25,844,512	9,880,073	2,932,792	401,258	(21,357)	640,665	33,411,101
Fidelity Series Emerging Markets Debt Fund	6,331,097	1,880,441	193,039	164,628	(1,305)	74,336	8,091,530
Fidelity Series Emerging Markets Debt Local Currency Fund	2,116,222	616,849	43,559	--	(839)	(7,281)	2,681,392
Fidelity Series Emerging Markets Fund	16,970,367	5,322,238	1,582,743	--	(22,456)	(1,192,220)	19,495,186
Fidelity Series Emerging Markets Opportunities Fund	152,559,057	49,411,642	16,709,718	--	(290,959)	(9,189,675)	175,780,347
Fidelity Series Floating Rate High Income Fund	1,275,463	403,957	74,461	30,106	300	17,474	1,622,733
Fidelity Series Government Bond Index Fund	31,875,644	13,087,748	2,010,345	203,180	(46,851)	421,827	43,328,023
Fidelity Series Government Money Market Fund 0.07%	2,999,304	487,782	2,536,139	649	--	--	950,947
Fidelity Series High Income Fund	7,347,150	2,161,974	417,150	207,398	(23)	190,568	9,282,519
Fidelity Series Inflation-Protected Bond Index Fund	23,123,548	6,618,686	4,245,619	--	27,332	985,743	26,509,690
Fidelity Series International Developed Markets Bond Index Fund	--	5,782,001	5,430	--	(39)	(39,811)	5,736,721
Fidelity Series International Growth Fund	61,107,700	21,405,502	5,637,288	--	210,597	5,516,523	82,603,034
Fidelity Series International Index Fund	25,512,221	8,906,461	577,581	--	12,009	900,821	34,753,931
Fidelity Series International Small Cap Fund	22,040,930	5,137,242	812,534	--	(1,485)	3,066,054	29,430,207
Fidelity Series International Value Fund	61,041,103	23,091,063	3,176,990	--	(35,128)	2,004,665	82,924,713
Fidelity Series Investment Grade Bond Fund	35,374,026	14,107,921	3,107,653	435,940	(49,407)	534,050	46,858,937
Fidelity Series Investment Grade Securitized Fund	24,786,379	9,596,824	2,045,628	53,958	(23,617)	196,340	32,510,298
Fidelity Series Large Cap Growth Index Fund	70,393,671	19,251,713	12,168,304	342,898	460,765	8,880,228	86,818,073
Fidelity Series Large Cap Stock Fund	76,883,581	28,759,244	8,804,382	5,542,363	(188,260)	(1,500,136)	95,150,047
Fidelity Series Large Cap Value Index Fund	146,863,528	41,222,850	11,465,267	--	(40,386)	6,025,221	182,605,946
Fidelity Series Long-Term Treasury Bond Index Fund	31,673,562	18,388,210	5,757,083	423,999	(721,637)	2,819,646	46,402,698
Fidelity Series Overseas Fund	61,210,465	21,153,332	6,250,738	--	73,267	6,246,690	82,433,016
Fidelity Series Real Estate Income Fund	4,401,433	1,188,450	254,136	106,218	(535)	220,738	5,555,950
Fidelity Series Short-Term Credit Fund	1,479,747	351,802	1,012,880	8,132	4,596	(5,961)	817,304
Fidelity Series Small Cap Opportunities Fund	37,132,221	22,321,194	4,726,092	10,873,575	(310,183)	(8,762,661)	45,654,479
Fidelity Series Treasury Bill Index Fund	4,765,756	1,198,614	3,314,338	1,023	(1,185)	1,185	2,650,032
Fidelity Series Value Discovery Fund	54,265,924	15,783,288	4,758,940	--	25,969	2,078,520	67,394,761
	$1,157,873,778	$438,420,954	$133,523,721	$55,262,616	$(1,019,645)	$5,528,047	$1,467,279,413

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$655,722,614	$655,722,614	$--	$--
International Equity Funds	542,202,499	542,202,499	--	--
Bond Funds	264,936,017	264,936,017	--	--
Short-Term Funds	4,418,722	4,418,722	--	--
Total Investments in Securities:	$1,467,279,852	$1,467,279,852	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $439)	$439
Other affiliated issuers (cost $1,282,104,410)	1,467,279,413
Total Investment in Securities (cost $1,282,104,849)		$1,467,279,852
Cash		117
Receivable for investments sold		18,488,452
Receivable for fund shares sold		1,203,824
Total assets		1,486,972,245
Liabilities
Payable for investments purchased	$19,029,626
Payable for fund shares redeemed	286,519
Accrued management fee	394,945
Distribution and service plan fees payable	2,738
Total liabilities		19,713,828
Net Assets		$1,467,258,417
Net Assets consist of:
Paid in capital		$1,234,170,902
Total accumulated earnings (loss)		233,087,515
Net Assets		$1,467,258,417
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,793,756 ÷ 305,997 shares)(a)		$12.40
Maximum offering price per share (100/94.25 of $12.40)		$13.16
Class M:
Net Asset Value and redemption price per share ($1,110,502 ÷ 89,961 shares)(a)		$12.34
Maximum offering price per share (100/96.50 of $12.34)		$12.79
Class C:
Net Asset Value and offering price per share ($1,727,051 ÷ 140,941 shares)(a)		$12.25
Fidelity Freedom Blend 2035 Fund:
Net Asset Value, offering price and redemption price per share ($44,785,049 ÷ 3,602,859 shares)		$12.43
Class K:
Net Asset Value, offering price and redemption price per share ($31,811,829 ÷ 2,554,579 shares)		$12.45
Class K6:
Net Asset Value, offering price and redemption price per share ($517,461,329 ÷ 41,453,530 shares)		$12.48
Class I:
Net Asset Value, offering price and redemption price per share ($28,342,302 ÷ 2,280,337 shares)		$12.43
Class Z:
Net Asset Value, offering price and redemption price per share ($1,550,770 ÷ 124,497 shares)		$12.46
Class Z6:
Net Asset Value, offering price and redemption price per share ($80,870,887 ÷ 6,486,597 shares)		$12.47
Premier Class:
Net Asset Value, offering price and redemption price per share ($755,804,942 ÷ 60,534,628 shares)		$12.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$15,891,928
Expenses
Management fee	$2,260,068
Distribution and service plan fees	14,680
Independent trustees' fees and expenses	1,662
Total expenses		2,276,410
Net investment income (loss)		13,615,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,019,645)
Capital gain distributions from underlying funds:
Affiliated issuers	39,370,688
Total net realized gain (loss)		38,351,043
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	5,528,047
Total change in net unrealized appreciation (depreciation)		5,528,047
Net gain (loss)		43,879,090
Net increase (decrease) in net assets resulting from operations		$57,494,608

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,615,518	$12,370,558
Net realized gain (loss)	38,351,043	53,062,335
Change in net unrealized appreciation (depreciation)	5,528,047	278,697,327
Net increase (decrease) in net assets resulting from operations	57,494,608	344,130,220
Distributions to shareholders	(26,007,348)	(48,036,223)
Share transactions - net increase (decrease)	278,216,807	248,796,115
Total increase (decrease) in net assets	309,704,067	544,890,112
Net Assets
Beginning of period	1,157,554,350	612,664,238
End of period	$1,467,258,417	$1,157,554,350

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.05	$8.46	$9.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10	.15	–C
Net realized and unrealized gain (loss)	.55	4.03	(.94)	(.15)
Total from investment operations	.60	4.13	(.79)	(.15)
Distributions from net investment income	–	(.12)	(.17)	(.14)
Distributions from net realized gain	(.25)	(.42)	(.19)	(.12)
Total distributions	(.25)	(.54)	(.35)D	(.25)D
Net asset value, end of period	$12.40	$12.05	$8.46	$9.60
Total ReturnE,F,G	5.01%	49.46%	(8.89)%	(1.18)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.78%	.78%	.79%J,K
Expenses net of fee waivers, if any	.78%J	.78%	.78%	.79%J,K
Expenses net of all reductions	.78%J	.78%	.78%	.79%J,K
Net investment income (loss)	.72%J	.92%	1.52%	.09%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,794	$2,089	$790	$357
Portfolio turnover rateL	20%J	27%	31%	16%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$8.46	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.07	.13	(.01)
Net realized and unrealized gain (loss)	.55	4.02	(.94)	(.15)
Total from investment operations	.58	4.09	(.81)	(.16)
Distributions from net investment income	–	(.12)	(.14)	(.13)
Distributions from net realized gain	(.25)	(.41)	(.19)	(.12)
Total distributions	(.25)	(.54)C	(.32)C	(.25)
Net asset value, end of period	$12.34	$12.01	$8.46	$9.59
Total ReturnD,E	4.84%	48.92%	(9.06)%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.03%	1.03%	1.03%H
Expenses net of fee waivers, if any	1.03%H	1.03%	1.03%	1.03%H
Expenses net of all reductions	1.03%H	1.03%	1.03%	1.03%H
Net investment income (loss)	.47%H	.67%	1.27%	(.16)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,111	$887	$291	$177
Portfolio turnover rateI	20%H	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$8.44	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.02	.08	(.04)
Net realized and unrealized gain (loss)	.54	4.00	(.94)	(.14)
Total from investment operations	.54	4.02	(.86)	(.18)
Distributions from net investment income	–	(.09)	(.10)	(.11)
Distributions from net realized gain	(.25)	(.41)	(.19)	(.12)
Total distributions	(.25)	(.50)	(.29)	(.23)
Net asset value, end of period	$12.25	$11.96	$8.44	$9.59
Total ReturnD,E	4.52%	48.25%	(9.54)%	(1.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.54%I	1.53%	1.54%H,I
Expenses net of fee waivers, if any	1.53%H	1.54%I	1.53%	1.54%H,I
Expenses net of all reductions	1.53%H	1.54%I	1.53%	1.54%H,I
Net investment income (loss)	(.03)%H	.16%	.77%	(.67)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,727	$1,362	$274	$207
Portfolio turnover rateJ	20%H	27%	31%	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.17	.02
Net realized and unrealized gain (loss)	.56	4.03	(.94)	(.15)
Total from investment operations	.62	4.16	(.77)	(.13)
Distributions from net investment income	–	(.14)	(.18)	(.15)
Distributions from net realized gain	(.26)	(.43)	(.19)	(.12)
Total distributions	(.26)	(.57)	(.36)C	(.26)C
Net asset value, end of period	$12.43	$12.07	$8.48	$9.61
Total ReturnD	5.14%	49.72%	(8.68)%	(.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.53%	.54%H	.53%G
Expenses net of fee waivers, if any	.53%G	.53%	.54%H	.53%G
Expenses net of all reductions	.53%G	.53%	.54%H	.53%G
Net investment income (loss)	.97%G	1.17%	1.76%	.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$44,785	$37,661	$14,672	$984
Portfolio turnover rateI	20%G	27%	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.14	.19	.02
Net realized and unrealized gain (loss)	.55	4.04	(.94)	(.15)
Total from investment operations	.62	4.18	(.75)	(.13)
Distributions from net investment income	–	(.14)	(.19)	(.15)
Distributions from net realized gain	(.26)	(.43)	(.19)	(.12)
Total distributions	(.26)	(.57)	(.38)	(.26)C
Net asset value, end of period	$12.45	$12.09	$8.48	$9.61
Total ReturnD	5.15%	49.96%	(8.56)%	(.97)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.43%	.43%	.43%G
Expenses net of fee waivers, if any	.43%G	.43%	.43%	.43%G
Expenses net of all reductions	.43%G	.43%	.43%	.43%G
Net investment income (loss)	1.08%G	1.27%	1.87%	.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$31,812	$24,728	$16,000	$99
Portfolio turnover rateH	20%G	27%	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$8.50	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.15	.20	.03
Net realized and unrealized gain (loss)	.56	4.04	(.94)	(.15)
Total from investment operations	.63	4.19	(.74)	(.12)
Distributions from net investment income	–	(.15)	(.18)	(.15)
Distributions from net realized gain	(.27)	(.43)	(.19)	(.12)
Total distributions	(.27)	(.57)C	(.37)	(.27)
Net asset value, end of period	$12.48	$12.12	$8.50	$9.61
Total ReturnD	5.17%	50.08%	(8.41)%	(.93)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.33%	.33%	.34%G,H
Expenses net of fee waivers, if any	.33%G	.33%	.33%	.34%G,H
Expenses net of all reductions	.33%G	.33%	.33%	.34%G,H
Net investment income (loss)	1.17%G	1.37%	1.97%	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$517,461	$1,067,514	$572,455	$22,910
Portfolio turnover rateI	20%G	27%	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.18	.02
Net realized and unrealized gain (loss)	.56	4.02	(.94)	(.15)
Total from investment operations	.62	4.15	(.76)	(.13)
Distributions from net investment income	–	(.13)	(.19)	(.14)
Distributions from net realized gain	(.26)	(.43)	(.19)	(.12)
Total distributions	(.26)	(.56)	(.37)C	(.26)
Net asset value, end of period	$12.43	$12.07	$8.48	$9.61
Total ReturnD	5.14%	49.67%	(8.60)%	(1.01)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.53%	.54%H	.53%G
Expenses net of fee waivers, if any	.53%G	.53%	.54%H	.53%G
Expenses net of all reductions	.53%G	.53%	.54%H	.53%G
Net investment income (loss)	.97%G	1.17%	1.76%	.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,342	$17,238	$5,807	$108
Portfolio turnover rateI	20%G	27%	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36
Income from Investment Operations
Net investment income (loss)B	.37
Net realized and unrealized gain (loss)	.03
Total from investment operations	.40
Distributions from net investment income	–
Distributions from net realized gain	(.27)
Total distributions	(.27)
Net asset value, end of period	$12.49
Total ReturnC	3.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F,G
Expenses net of fee waivers, if any	.27%F,G
Expenses net of all reductions	.27%F,G
Net investment income (loss)	6.00%F
Supplemental Data
Net assets, end of period (000 omitted)	$755,805
Portfolio turnover rateH	20%F

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$8.49	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.14	.19	.02
Net realized and unrealized gain (loss)	.56	4.03	(.94)	(.15)
Total from investment operations	.63	4.17	(.75)	(.13)
Distributions from net investment income	–	(.14)	(.18)	(.15)
Distributions from net realized gain	(.27)	(.43)	(.19)	(.12)
Total distributions	(.27)	(.56)C	(.37)	(.26)C
Net asset value, end of period	$12.46	$12.10	$8.49	$9.61
Total ReturnD	5.23%	49.87%	(8.52)%	(.97)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.43%	.43%	.43%G
Expenses net of fee waivers, if any	.43%G	.43%	.43%	.43%G
Expenses net of all reductions	.43%G	.43%	.43%	.43%G
Net investment income (loss)	1.07%G	1.27%	1.87%	.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,551	$345	$228	$103
Portfolio turnover rateH	20%G	27%	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$8.50	$9.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.15	.18	.03
Net realized and unrealized gain (loss)	.57	4.03	(.93)	(.14)
Total from investment operations	.64	4.18	(.75)	(.11)
Distributions from net investment income	–	(.15)	(.19)	(.15)
Distributions from net realized gain	(.27)	(.43)	(.19)	(.12)
Total distributions	(.27)	(.58)	(.37)C	(.27)
Net asset value, end of period	$12.47	$12.10	$8.50	$9.62
Total ReturnD	5.27%	49.96%	(8.48)%	(.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G	.33%	.34%H	.33%G
Expenses net of fee waivers, if any	.33%G	.33%	.34%H	.33%G
Expenses net of all reductions	.33%G	.33%	.34%H	.33%G
Net investment income (loss)	1.18%G	1.37%	1.96%	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$80,871	$5,730	$2,148	$99
Portfolio turnover rateI	20%G	27%	31%	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2040 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	8,785,853	$141,012,935
Fidelity Series Commodity Strategy Fund (a)	8,782,180	36,446,049
Fidelity Series Large Cap Growth Index Fund (a)	5,023,590	89,369,665
Fidelity Series Large Cap Stock Fund (a)	5,352,261	97,946,374
Fidelity Series Large Cap Value Index Fund (a)	12,261,735	187,972,399
Fidelity Series Small Cap Opportunities Fund (a)	3,314,267	46,996,304
Fidelity Series Value Discovery Fund (a)	4,176,757	69,375,942
TOTAL DOMESTIC EQUITY FUNDS
(Cost $576,757,805)		669,119,668

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	2,567,642	35,022,638
Fidelity Series Emerging Markets Fund (a)	1,732,050	19,035,230
Fidelity Series Emerging Markets Opportunities Fund (a)	7,055,811	171,738,438
Fidelity Series International Growth Fund (a)	4,227,260	83,107,936
Fidelity Series International Index Fund (a)	2,871,815	34,978,706
Fidelity Series International Small Cap Fund (a)	1,255,985	29,515,655
Fidelity Series International Value Fund (a)	7,425,126	83,458,415
Fidelity Series Overseas Fund (a)	5,962,399	82,936,965
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $449,987,164)		539,793,983

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	261,015	2,581,434
Fidelity Series Corporate Bond Fund (a)	12,012	133,337
Fidelity Series Emerging Markets Debt Fund (a)	778,881	7,173,492
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	236,292	2,377,096
Fidelity Series Floating Rate High Income Fund (a)	154,689	1,438,609
Fidelity Series Government Bond Index Fund (a)	16,487	174,765
Fidelity Series High Income Fund (a)	857,217	8,229,284
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,104,264	23,504,630
Fidelity Series Investment Grade Bond Fund (a)	16,222	189,636
Fidelity Series Investment Grade Securitized Fund (a)	12,492	129,547
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,761,354	39,804,917
Fidelity Series Real Estate Income Fund (a)	424,976	4,925,469
TOTAL BOND FUNDS
(Cost $89,600,251)		90,662,216

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	43,763	43,763
Fidelity Series Short-Term Credit Fund (a)	4,356	44,212
Fidelity Series Treasury Bill Index Fund (a)	4,435	44,352
TOTAL SHORT-TERM FUNDS
(Cost $131,042)		132,327
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,116,476,262)		1,299,708,194
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,832)
NET ASSETS - 100%		$1,299,688,362

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$2,581,434	$--	$--	$--	$--	$2,581,434
Fidelity Series Blue Chip Growth Fund	115,064,605	55,087,278	18,061,693	24,676,103	526,715	(11,603,970)	141,012,935
Fidelity Series Canada Fund	25,304,685	9,763,620	1,589,157	--	(23,835)	1,567,325	35,022,638
Fidelity Series Commodity Strategy Fund	29,033,424	18,129,979	5,929,051	11,083,879	(505,789)	(4,282,514)	36,446,049
Fidelity Series Corporate Bond Fund	114,625	53,478	37,803	1,668	(168)	3,205	133,337
Fidelity Series Emerging Markets Debt Fund	5,721,650	1,578,558	194,227	147,156	(1,317)	68,828	7,173,492
Fidelity Series Emerging Markets Debt Local Currency Fund	1,912,521	515,798	45,912	--	(1,032)	(4,279)	2,377,096
Fidelity Series Emerging Markets Fund	16,638,463	4,999,167	1,427,551	--	(15,467)	(1,159,382)	19,035,230
Fidelity Series Emerging Markets Opportunities Fund	149,580,233	45,681,470	14,361,609	--	(203,223)	(8,958,433)	171,738,438
Fidelity Series Floating Rate High Income Fund	1,152,680	340,069	70,101	26,955	244	15,717	1,438,609
Fidelity Series Government Bond Index Fund	140,347	138,157	105,931	824	(1,985)	4,177	174,765
Fidelity Series Government Money Market Fund 0.07%	2,710,652	377,773	3,044,662	544	--	--	43,763
Fidelity Series High Income Fund	6,639,688	1,815,740	395,986	185,576	89	169,753	8,229,284
Fidelity Series Inflation-Protected Bond Index Fund	20,897,886	5,580,853	3,885,353	--	28,508	882,736	23,504,630
Fidelity Series International Growth Fund	62,345,828	19,913,884	5,015,871	--	208,242	5,655,853	83,107,936
Fidelity Series International Index Fund	25,982,313	8,647,544	608,989	--	15,430	942,408	34,978,706
Fidelity Series International Small Cap Fund	22,289,484	4,973,198	856,155	--	(3,114)	3,112,242	29,515,655
Fidelity Series International Value Fund	62,209,570	22,168,830	2,991,044	--	(32,422)	2,103,481	83,458,415
Fidelity Series Investment Grade Bond Fund	157,899	173,846	144,782	1,788	(929)	3,602	189,636
Fidelity Series Investment Grade Securitized Fund	109,909	49,000	30,218	227	(423)	1,279	129,547
Fidelity Series Large Cap Growth Index Fund	72,637,944	17,999,014	10,833,393	351,122	359,460	9,206,640	89,369,665
Fidelity Series Large Cap Stock Fund	79,346,798	27,547,892	7,234,033	5,715,645	(153,163)	(1,561,120)	97,946,374
Fidelity Series Large Cap Value Index Fund	151,569,490	38,462,932	8,291,897	--	(65,048)	6,296,922	187,972,399
Fidelity Series Long-Term Treasury Bond Index Fund	28,625,097	14,434,815	5,138,469	379,921	(596,693)	2,480,167	39,804,917
Fidelity Series Overseas Fund	62,336,403	19,858,201	5,716,903	--	63,781	6,395,483	82,936,965
Fidelity Series Real Estate Income Fund	3,977,790	978,056	228,571	94,716	(374)	198,568	4,925,469
Fidelity Series Short-Term Credit Fund	1,337,314	281,390	1,574,239	6,753	17,871	(18,124)	44,212
Fidelity Series Small Cap Opportunities Fund	38,321,805	22,154,481	4,134,254	11,197,754	(311,730)	(9,033,998)	46,996,304
Fidelity Series Treasury Bill Index Fund	4,307,063	962,055	5,224,766	855	1,284	(1,284)	44,352
Fidelity Series Value Discovery Fund	56,003,861	15,190,970	4,023,005	--	11,683	2,192,433	69,375,942
	$1,046,470,027	$360,439,482	$111,195,625	$53,871,486	$(683,405)	$4,677,715	$1,299,708,194

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$669,119,668	$669,119,668	$--	$--
International Equity Funds	539,793,983	539,793,983	--	--
Bond Funds	90,662,216	90,662,216	--	--
Short-Term Funds	132,327	132,327	--	--
Total Investments in Securities:	$1,299,708,194	$1,299,708,194	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,116,476,262)	$1,299,708,194
Total Investment in Securities (cost $1,116,476,262)		$1,299,708,194
Cash		256
Receivable for investments sold		13,296,611
Receivable for fund shares sold		1,608,518
Total assets		1,314,613,579
Liabilities
Payable for investments purchased	$14,097,022
Payable for fund shares redeemed	464,370
Accrued management fee	360,915
Distribution and service plan fees payable	2,910
Total liabilities		14,925,217
Net Assets		$1,299,688,362
Net Assets consist of:
Paid in capital		$1,069,034,566
Total accumulated earnings (loss)		230,653,796
Net Assets		$1,299,688,362
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,923,933 ÷ 390,514 shares)(a)		$12.61
Maximum offering price per share (100/94.25 of $12.61)		$13.38
Class M:
Net Asset Value and redemption price per share ($951,542 ÷ 75,565 shares)(a)		$12.59
Maximum offering price per share (100/96.50 of $12.59)		$13.05
Class C:
Net Asset Value and offering price per share ($1,715,106 ÷ 137,575 shares)(a)		$12.47
Fidelity Freedom Blend 2040 Fund:
Net Asset Value, offering price and redemption price per share ($44,979,305 ÷ 3,552,170 shares)		$12.66
Class K:
Net Asset Value, offering price and redemption price per share ($26,784,676 ÷ 2,110,605 shares)		$12.69
Class K6:
Net Asset Value, offering price and redemption price per share ($458,754,862 ÷ 36,064,826 shares)		$12.72
Class I:
Net Asset Value, offering price and redemption price per share ($19,763,581 ÷ 1,560,836 shares)		$12.66
Class Z:
Net Asset Value, offering price and redemption price per share ($3,691,859 ÷ 290,553 shares)		$12.71
Class Z6:
Net Asset Value, offering price and redemption price per share ($45,608,958 ÷ 3,585,616 shares)		$12.72
Premier Class:
Net Asset Value, offering price and redemption price per share ($692,514,540 ÷ 54,413,992 shares)		$12.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$13,323,815
Expenses
Management fee	$2,083,030
Distribution and service plan fees	15,744
Independent trustees' fees and expenses	1,490
Total expenses		2,100,264
Net investment income (loss)		11,223,551
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(683,405)
Capital gain distributions from underlying funds:
Affiliated issuers	40,547,671
Total net realized gain (loss)		39,864,266
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,677,715
Total change in net unrealized appreciation (depreciation)		4,677,715
Net gain (loss)		44,541,981
Net increase (decrease) in net assets resulting from operations		$55,765,532

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,223,551	$10,820,997
Net realized gain (loss)	39,864,266	49,506,774
Change in net unrealized appreciation (depreciation)	4,677,715	277,724,909
Net increase (decrease) in net assets resulting from operations	55,765,532	338,052,680
Distributions to shareholders	(24,794,453)	(43,566,869)
Share transactions - net increase (decrease)	222,543,205	203,854,475
Total increase (decrease) in net assets	253,514,284	498,340,286
Net Assets
Beginning of period	1,046,174,078	547,833,792
End of period	$1,299,688,362	$1,046,174,078

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$8.27	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.15	–C
Net realized and unrealized gain (loss)	.61	4.43	(1.09)	(.17)
Total from investment operations	.64	4.53	(.94)	(.17)
Distributions from net investment income	–	(.13)	(.17)	(.14)
Distributions from net realized gain	(.27)	(.43)	(.17)	(.14)
Total distributions	(.27)	(.56)	(.34)	(.28)
Net asset value, end of period	$12.61	$12.24	$8.27	$9.55
Total ReturnD,E,F	5.25%	55.55%	(10.57)%	(1.39)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.79%	.80%I,J
Expenses net of fee waivers, if any	.79%I	.79%	.79%	.80%I,J
Expenses net of all reductions	.79%I	.79%	.79%	.80%I,J
Net investment income (loss)	.53%I	.89%	1.48%	.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,924	$2,843	$695	$255
Portfolio turnover rateK	19%I	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$8.28	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.07	.12	(.01)
Net realized and unrealized gain (loss)	.60	4.43	(1.08)	(.18)
Total from investment operations	.62	4.50	(.96)	(.19)
Distributions from net investment income	–	(.11)	(.14)	(.12)
Distributions from net realized gain	(.27)	(.43)	(.17)	(.14)
Total distributions	(.27)	(.54)	(.31)	(.26)
Net asset value, end of period	$12.59	$12.24	$8.28	$9.55
Total ReturnC,D,E	5.08%	55.06%	(10.74)%	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%	1.04%	1.04%H
Expenses net of fee waivers, if any	1.04%H	1.04%	1.04%	1.04%H
Expenses net of all reductions	1.04%H	1.04%	1.04%	1.04%H
Net investment income (loss)	.28%H	.64%	1.23%	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$952	$853	$318	$131
Portfolio turnover rateI	19%H	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$8.25	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.02	.07	(.04)
Net realized and unrealized gain (loss)	.60	4.39	(1.07)	(.18)
Total from investment operations	.59	4.41	(1.00)	(.22)
Distributions from net investment income	–	(.09)	(.12)	(.11)
Distributions from net realized gain	(.27)	(.43)	(.17)	(.14)
Total distributions	(.27)	(.51)C	(.29)	(.24)C
Net asset value, end of period	$12.47	$12.15	$8.25	$9.54
Total ReturnD,E,F	4.86%	54.23%	(11.10)%	(1.88)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.55%J	1.54%	1.55%I,J
Expenses net of fee waivers, if any	1.54%I	1.55%J	1.54%	1.55%I,J
Expenses net of all reductions	1.54%I	1.55%J	1.54%	1.55%I,J
Net investment income (loss)	(.22)%I	.14%	.73%	(.74)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,715	$1,451	$357	$208
Portfolio turnover rateK	19%I	23%	27%	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.12	.16	.01
Net realized and unrealized gain (loss)	.61	4.44	(1.06)	(.18)
Total from investment operations	.66	4.56	(.90)	(.17)
Distributions from net investment income	–	(.14)	(.18)	(.14)
Distributions from net realized gain	(.28)	(.44)	(.17)	(.14)
Total distributions	(.28)	(.57)C	(.36)C	(.28)
Net asset value, end of period	$12.66	$12.28	$8.29	$9.55
Total ReturnD,E	5.36%	55.89%	(10.24)%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.54%	.55%I	.54%H
Expenses net of fee waivers, if any	.54%H	.54%	.55%I	.54%H
Expenses net of all reductions	.54%H	.54%	.55%I	.54%H
Net investment income (loss)	.78%H	1.14%	1.72%	.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$44,979	$33,442	$15,147	$590
Portfolio turnover rateJ	19%H	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$8.30	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.18	.02
Net realized and unrealized gain (loss)	.61	4.45	(1.08)	(.17)
Total from investment operations	.67	4.58	(.90)	(.15)
Distributions from net investment income	–	(.14)	(.19)	(.14)
Distributions from net realized gain	(.28)	(.43)	(.17)	(.14)
Total distributions	(.28)	(.58)C	(.37)C	(.28)
Net asset value, end of period	$12.69	$12.30	$8.30	$9.57
Total ReturnD,E	5.46%	55.97%	(10.22)%	(1.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%H	.44%	.44%	.44%H
Expenses net of all reductions	.44%H	.44%	.44%	.44%H
Net investment income (loss)	.88%H	1.24%	1.83%	.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$26,785	$19,429	$15,212	$99
Portfolio turnover rateI	19%H	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.19	.02
Net realized and unrealized gain (loss)	.62	4.45	(1.08)	(.17)
Total from investment operations	.68	4.60	(.89)	(.15)
Distributions from net investment income	–	(.15)	(.18)	(.14)
Distributions from net realized gain	(.29)	(.44)	(.18)	(.14)
Total distributions	(.29)	(.59)	(.36)	(.28)
Net asset value, end of period	$12.72	$12.33	$8.32	$9.57
Total ReturnC,D	5.47%	56.11%	(10.07)%	(1.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.34%	.35%G,H
Expenses net of fee waivers, if any	.34%G	.34%	.34%	.35%G,H
Expenses net of all reductions	.34%G	.34%	.34%	.35%G,H
Net investment income (loss)	.98%G	1.34%	1.93%	.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$458,755	$972,867	$510,439	$14,956
Portfolio turnover rateI	19%G	23%	27%	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.12	.17	.01
Net realized and unrealized gain (loss)	.61	4.44	(1.07)	(.18)
Total from investment operations	.66	4.56	(.90)	(.17)
Distributions from net investment income	–	(.14)	(.19)	(.14)
Distributions from net realized gain	(.28)	(.44)	(.17)	(.14)
Total distributions	(.28)	(.58)	(.36)	(.27)C
Net asset value, end of period	$12.66	$12.28	$8.30	$9.56
Total ReturnD,E	5.37%	55.73%	(10.17)%	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.54%	.55%I	.54%H
Expenses net of fee waivers, if any	.54%H	.54%	.55%I	.54%H
Expenses net of all reductions	.54%H	.54%	.55%I	.54%H
Net investment income (loss)	.78%H	1.14%	1.73%	.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$19,764	$11,759	$4,049	$100
Portfolio turnover rateJ	19%H	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.60
Income from Investment Operations
Net investment income (loss)B	.37
Net realized and unrealized gain (loss)	.05
Total from investment operations	.42
Distributions from net investment income	–
Distributions from net realized gain	(.29)
Total distributions	(.29)
Net asset value, end of period	$12.73
Total ReturnC	3.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F,G
Expenses net of fee waivers, if any	.28%F,G
Expenses net of all reductions	.28%F,G
Net investment income (loss)	5.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$692,515
Portfolio turnover rateH	19%F

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.18	.02
Net realized and unrealized gain (loss)	.61	4.45	(1.08)	(.17)
Total from investment operations	.67	4.58	(.90)	(.15)
Distributions from net investment income	–	(.14)	(.17)	(.14)
Distributions from net realized gain	(.29)	(.43)	(.17)	(.14)
Total distributions	(.29)	(.57)	(.35)C	(.28)
Net asset value, end of period	$12.71	$12.33	$8.32	$9.57
Total ReturnD,E	5.47%	55.93%	(10.17)%	(1.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%	.44%	.44%H
Expenses net of fee waivers, if any	.44%H	.44%	.44%	.44%H
Expenses net of all reductions	.44%H	.44%	.44%	.44%H
Net investment income (loss)	.88%H	1.24%	1.83%	.37%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,692	$138	$89	$99
Portfolio turnover rateI	19%H	23%	27%	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.18	.03
Net realized and unrealized gain (loss)	.62	4.46	(1.08)	(.18)
Total from investment operations	.68	4.61	(.90)	(.15)
Distributions from net investment income	–	(.16)	(.18)	(.14)
Distributions from net realized gain	(.29)	(.44)	(.17)	(.14)
Total distributions	(.29)	(.60)	(.35)	(.28)
Net asset value, end of period	$12.72	$12.33	$8.32	$9.57
Total ReturnC,D	5.47%	56.23%	(10.14)%	(1.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.35%H	.34%G
Expenses net of fee waivers, if any	.34%G	.34%	.35%H	.34%G
Expenses net of all reductions	.34%G	.34%	.35%H	.34%G
Net investment income (loss)	.98%G	1.34%	1.92%	.47%G
Supplemental Data
Net assets, end of period (000 omitted)	$45,609	$3,391	$1,528	$256
Portfolio turnover rateI	19%G	23%	27%	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2045 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	7,730,241	$124,070,373
Fidelity Series Commodity Strategy Fund (a)	7,727,025	32,067,154
Fidelity Series Large Cap Growth Index Fund (a)	4,420,009	78,631,955
Fidelity Series Large Cap Stock Fund (a)	4,709,189	86,178,160
Fidelity Series Large Cap Value Index Fund (a)	10,788,504	165,387,772
Fidelity Series Small Cap Opportunities Fund (a)	2,916,061	41,349,741
Fidelity Series Value Discovery Fund (a)	3,674,923	61,040,473
TOTAL DOMESTIC EQUITY FUNDS
(Cost $510,805,105)		588,725,628

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	2,259,116	30,814,336
Fidelity Series Emerging Markets Fund (a)	1,523,947	16,748,177
Fidelity Series Emerging Markets Opportunities Fund (a)	6,208,073	151,104,496
Fidelity Series International Growth Fund (a)	3,719,356	73,122,542
Fidelity Series International Index Fund (a)	2,526,753	30,775,848
Fidelity Series International Small Cap Fund (a)	1,105,118	25,970,271
Fidelity Series International Value Fund (a)	6,533,000	73,430,916
Fidelity Series Overseas Fund (a)	5,246,015	72,972,065
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $398,206,868)		474,938,651

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	229,755	2,272,276
Fidelity Series Corporate Bond Fund (a)	10,569	117,318
Fidelity Series Emerging Markets Debt Fund (a)	685,300	6,311,614
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	207,903	2,091,501
Fidelity Series Floating Rate High Income Fund (a)	136,104	1,265,764
Fidelity Series Government Bond Index Fund (a)	14,508	153,785
Fidelity Series High Income Fund (a)	754,225	7,240,560
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,851,349	20,679,570
Fidelity Series Investment Grade Bond Fund (a)	14,271	166,824
Fidelity Series Investment Grade Securitized Fund (a)	10,992	113,982
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,189,347	35,022,940
Fidelity Series Real Estate Income Fund (a)	373,915	4,333,671
TOTAL BOND FUNDS
(Cost $78,899,652)		79,769,805

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	38,421	38,421
Fidelity Series Short-Term Credit Fund (a)	3,824	38,817
Fidelity Series Treasury Bill Index Fund (a)	3,874	38,737
TOTAL SHORT-TERM FUNDS
(Cost $114,952)		115,975
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $988,026,577)		1,143,550,059
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,117)
NET ASSETS - 100%		$1,143,531,942

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$2,272,276	$--	$--	$--	$--	$2,272,276
Fidelity Series Blue Chip Growth Fund	98,109,560	51,356,477	15,402,208	21,716,743	438,900	(10,432,356)	124,070,373
Fidelity Series Canada Fund	21,576,071	9,259,771	1,323,297	--	(22,396)	1,324,187	30,814,336
Fidelity Series Commodity Strategy Fund	24,755,229	16,724,059	5,117,124	9,754,445	(514,966)	(3,780,044)	32,067,154
Fidelity Series Corporate Bond Fund	97,731	49,489	32,495	1,451	(151)	2,744	117,318
Fidelity Series Emerging Markets Debt Fund	4,878,628	1,532,237	154,789	128,139	(1,164)	56,702	6,311,614
Fidelity Series Emerging Markets Debt Local Currency Fund	1,630,700	502,002	34,866	--	(989)	(5,346)	2,091,501
Fidelity Series Emerging Markets Fund	14,186,827	4,790,358	1,188,197	--	(15,930)	(1,024,881)	16,748,177
Fidelity Series Emerging Markets Opportunities Fund	127,540,316	43,599,849	11,889,586	--	(219,238)	(7,926,845)	151,104,496
Fidelity Series Floating Rate High Income Fund	982,840	327,504	58,463	23,473	306	13,577	1,265,764
Fidelity Series Government Bond Index Fund	119,850	124,135	92,063	717	(1,729)	3,592	153,785
Fidelity Series Government Money Market Fund 0.07%	2,311,226	382,615	2,655,420	471	--	--	38,421
Fidelity Series High Income Fund	5,661,375	1,766,051	333,560	161,589	(200)	146,894	7,240,560
Fidelity Series Inflation-Protected Bond Index Fund	17,818,592	5,436,164	3,364,373	--	23,428	765,759	20,679,570
Fidelity Series International Growth Fund	53,160,536	19,033,919	4,090,913	--	176,299	4,842,701	73,122,542
Fidelity Series International Index Fund	22,153,774	8,286,838	466,533	--	11,829	789,940	30,775,848
Fidelity Series International Small Cap Fund	19,006,573	4,984,370	707,852	--	(3,124)	2,690,304	25,970,271
Fidelity Series International Value Fund	53,039,664	21,149,585	2,506,790	--	(31,213)	1,779,670	73,430,916
Fidelity Series Investment Grade Bond Fund	134,456	157,666	127,584	1,557	(801)	3,087	166,824
Fidelity Series Investment Grade Securitized Fund	93,712	45,429	25,892	198	(366)	1,099	113,982
Fidelity Series Large Cap Growth Index Fund	61,934,791	17,478,171	9,003,037	303,913	269,455	7,952,575	78,631,955
Fidelity Series Large Cap Stock Fund	67,655,175	26,223,288	6,039,325	5,039,018	(149,050)	(1,511,928)	86,178,160
Fidelity Series Large Cap Value Index Fund	129,236,009	37,762,275	6,872,748	--	(42,525)	5,304,761	165,387,772
Fidelity Series Long-Term Treasury Bond Index Fund	24,407,341	13,423,700	4,422,422	330,326	(457,287)	2,071,608	35,022,940
Fidelity Series Overseas Fund	53,150,937	19,009,408	4,736,664	--	53,289	5,495,095	72,972,065
Fidelity Series Real Estate Income Fund	3,391,662	963,649	191,380	83,344	(230)	169,970	4,333,671
Fidelity Series Short-Term Credit Fund	1,140,277	275,218	1,376,433	5,844	15,049	(15,294)	38,817
Fidelity Series Small Cap Opportunities Fund	32,675,014	20,414,159	3,490,306	9,854,637	(268,372)	(7,980,754)	41,349,741
Fidelity Series Treasury Bill Index Fund	3,672,409	935,925	4,569,597	740	1,041	(1,041)	38,737
Fidelity Series Value Discovery Fund	47,751,795	14,749,853	3,302,969	--	4,449	1,837,345	61,040,473
	$892,273,070	$343,016,440	$93,576,886	$47,406,605	$(735,686)	$2,573,121	$1,143,550,059

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$588,725,628	$588,725,628	$--	$--
International Equity Funds	474,938,651	474,938,651	--	--
Bond Funds	79,769,805	79,769,805	--	--
Short-Term Funds	115,975	115,975	--	--
Total Investments in Securities:	$1,143,550,059	$1,143,550,059	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $988,026,577)	$1,143,550,059
Total Investment in Securities (cost $988,026,577)		$1,143,550,059
Cash		251
Receivable for investments sold		11,748,767
Receivable for fund shares sold		1,069,439
Total assets		1,156,368,516
Liabilities
Payable for investments purchased	$12,397,227
Payable for fund shares redeemed	120,280
Accrued management fee	315,744
Distribution and service plan fees payable	3,323
Total liabilities		12,836,574
Net Assets		$1,143,531,942
Net Assets consist of:
Paid in capital		$946,313,107
Total accumulated earnings (loss)		197,218,835
Net Assets		$1,143,531,942
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,726,555 ÷ 215,761 shares)(a)		$12.64
Maximum offering price per share (100/94.25 of $12.64)		$13.41
Class M:
Net Asset Value and redemption price per share ($2,009,919 ÷ 159,631 shares)(a)		$12.59
Maximum offering price per share (100/96.50 of $12.59)		$13.05
Class C:
Net Asset Value and offering price per share ($2,226,026 ÷ 178,376 shares)(a)		$12.48
Fidelity Freedom Blend 2045 Fund:
Net Asset Value, offering price and redemption price per share ($29,307,868 ÷ 2,312,093 shares)		$12.68
Class K:
Net Asset Value, offering price and redemption price per share ($24,614,973 ÷ 1,939,629 shares)		$12.69
Class K6:
Net Asset Value, offering price and redemption price per share ($394,539,981 ÷ 31,000,936 shares)		$12.73
Class I:
Net Asset Value, offering price and redemption price per share ($16,969,838 ÷ 1,339,848 shares)		$12.67
Class Z:
Net Asset Value, offering price and redemption price per share ($2,751,856 ÷ 216,518 shares)		$12.71
Class Z6:
Net Asset Value, offering price and redemption price per share ($42,954,045 ÷ 3,378,699 shares)		$12.71
Premier Class:
Net Asset Value, offering price and redemption price per share ($625,430,881 ÷ 49,130,507 shares)		$12.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,717,937
Expenses
Management fee	$1,806,609
Distribution and service plan fees	17,191
Independent trustees' fees and expenses	1,290
Total expenses		1,825,090
Net investment income (loss)		9,892,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(735,686)
Capital gain distributions from underlying funds:
Affiliated issuers	35,688,668
Total net realized gain (loss)		34,952,982
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,573,121
Total change in net unrealized appreciation (depreciation)		2,573,121
Net gain (loss)		37,526,103
Net increase (decrease) in net assets resulting from operations		$47,418,950

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,892,847	$9,221,720
Net realized gain (loss)	34,952,982	42,311,069
Change in net unrealized appreciation (depreciation)	2,573,121	237,376,660
Net increase (decrease) in net assets resulting from operations	47,418,950	288,909,449
Distributions to shareholders	(21,158,238)	(37,152,164)
Share transactions - net increase (decrease)	225,227,846	173,605,835
Total increase (decrease) in net assets	251,488,558	425,363,120
Net Assets
Beginning of period	892,043,384	466,680,264
End of period	$1,143,531,942	$892,043,384

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10	.15	.03
Net realized and unrealized gain (loss)	.62	4.42	(1.07)	(.22)
Total from investment operations	.65	4.52	(.92)	(.19)
Distributions from net investment income	–	(.12)	(.17)	(.15)
Distributions from net realized gain	(.27)	(.43)	(.17)	(.11)
Total distributions	(.27)	(.55)	(.34)	(.26)
Net asset value, end of period	$12.64	$12.26	$8.29	$9.55
Total ReturnC,D	5.32%	55.30%	(10.38)%	(1.56)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.79%	.79%G
Expenses net of fee waivers, if any	.79%G	.79%	.79%	.79%G
Expenses net of all reductions	.79%G	.79%	.79%	.79%G
Net investment income (loss)	.51%G	.89%	1.49%	.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,727	$1,963	$835	$253
Portfolio turnover rateH	18%G	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$8.27	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.07	.12	.02
Net realized and unrealized gain (loss)	.61	4.42	(1.08)	(.22)
Total from investment operations	.63	4.49	(.96)	(.20)
Distributions from net investment income	–	(.10)	(.14)	(.15)
Distributions from net realized gain	(.27)	(.43)	(.17)	(.11)
Total distributions	(.27)	(.53)	(.31)	(.26)
Net asset value, end of period	$12.59	$12.23	$8.27	$9.54
Total ReturnC,D,E	5.16%	55.04%	(10.71)%	(1.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%	1.05%I	1.04%H
Expenses net of fee waivers, if any	1.04%H	1.04%	1.05%I	1.04%H
Expenses net of all reductions	1.04%H	1.04%	1.05%I	1.04%H
Net investment income (loss)	.26%H	.64%	1.23%	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,010	$1,787	$1,120	$160
Portfolio turnover rateJ	18%H	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.16	$8.26	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.02	.07	(.01)
Net realized and unrealized gain (loss)	.61	4.40	(1.08)	(.21)
Total from investment operations	.59	4.42	(1.01)	(.22)
Distributions from net investment income	–	(.09)	(.10)	(.13)
Distributions from net realized gain	(.27)	(.42)	(.17)	(.11)
Total distributions	(.27)	(.52)C	(.27)	(.24)
Net asset value, end of period	$12.48	$12.16	$8.26	$9.54
Total ReturnD,E	4.86%	54.21%	(11.14)%	(1.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.54%	1.54%	1.55%H,I
Expenses net of fee waivers, if any	1.54%H	1.54%	1.54%	1.55%H,I
Expenses net of all reductions	1.54%H	1.54%	1.54%	1.55%H,I
Net investment income (loss)	(.24)%H	.14%	.74%	(.12)%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,226	$1,151	$261	$157
Portfolio turnover rateJ	18%H	23%	27%	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.12	.16	.05
Net realized and unrealized gain (loss)	.62	4.44	(1.07)	(.22)
Total from investment operations	.67	4.56	(.91)	(.17)
Distributions from net investment income	–	(.14)	(.18)	(.16)
Distributions from net realized gain	(.28)	(.44)	(.17)	(.11)
Total distributions	(.28)	(.57)C	(.35)	(.27)
Net asset value, end of period	$12.68	$12.29	$8.30	$9.56
Total ReturnD	5.43%	55.82%	(10.29)%	(1.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%	.56%H	.55%G,H
Expenses net of fee waivers, if any	.54%G	.54%	.56%H	.55%G,H
Expenses net of all reductions	.54%G	.54%	.56%H	.55%G,H
Net investment income (loss)	.76%G	1.14%	1.72%	.88%G
Supplemental Data
Net assets, end of period (000 omitted)	$29,308	$23,283	$10,682	$748
Portfolio turnover rateI	18%G	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.18	.05
Net realized and unrealized gain (loss)	.61	4.45	(1.07)	(.22)
Total from investment operations	.67	4.58	(.89)	(.17)
Distributions from net investment income	–	(.15)	(.19)	(.16)
Distributions from net realized gain	(.28)	(.43)	(.17)	(.11)
Total distributions	(.28)	(.58)	(.37)C	(.27)
Net asset value, end of period	$12.69	$12.30	$8.30	$9.56
Total ReturnD	5.44%	56.03%	(10.14)%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%G	.44%	.44%	.44%G
Expenses net of all reductions	.44%G	.44%	.44%	.44%G
Net investment income (loss)	.86%G	1.24%	1.84%	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,615	$20,125	$13,473	$99
Portfolio turnover rateH	18%G	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.19	.06
Net realized and unrealized gain (loss)	.62	4.45	(1.08)	(.22)
Total from investment operations	.68	4.60	(.89)	(.16)
Distributions from net investment income	–	(.15)	(.18)	(.16)
Distributions from net realized gain	(.28)	(.44)	(.17)	(.11)
Total distributions	(.28)	(.59)	(.36)C	(.27)
Net asset value, end of period	$12.73	$12.33	$8.32	$9.57
Total ReturnD	5.54%	56.12%	(10.10)%	(1.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.34%	.35%G,H
Expenses net of fee waivers, if any	.34%G	.34%	.34%	.35%G,H
Expenses net of all reductions	.34%G	.34%	.34%	.35%G,H
Net investment income (loss)	.96%G	1.34%	1.94%	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$394,540	$828,827	$435,714	$8,306
Portfolio turnover rateI	18%G	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.12	.17	.05
Net realized and unrealized gain (loss)	.62	4.44	(1.07)	(.22)
Total from investment operations	.67	4.56	(.90)	(.17)
Distributions from net investment income	–	(.14)	(.19)	(.16)
Distributions from net realized gain	(.28)	(.44)	(.17)	(.11)
Total distributions	(.28)	(.58)	(.36)	(.27)
Net asset value, end of period	$12.67	$12.28	$8.30	$9.56
Total ReturnC	5.43%	55.74%	(10.18)%	(1.38)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.54%	.55%G	.54%F
Expenses net of fee waivers, if any	.54%F	.54%	.55%G	.54%F
Expenses net of all reductions	.54%F	.54%	.55%G	.54%F
Net investment income (loss)	.76%F	1.14%	1.74%	.89%F
Supplemental Data
Net assets, end of period (000 omitted)	$16,970	$10,354	$3,395	$99
Portfolio turnover rateH	18%F	23%	27%	19%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.60
Income from Investment Operations
Net investment income (loss)B	.37
Net realized and unrealized gain (loss)	.04
Total from investment operations	.41
Distributions from net investment income	–
Distributions from net realized gain	(.28)
Total distributions	(.28)
Net asset value, end of period	$12.73
Total ReturnC	3.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F,G
Expenses net of fee waivers, if any	.28%F,G
Expenses net of all reductions	.28%F,G
Net investment income (loss)	5.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$625,431
Portfolio turnover rateH	18%F

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.32	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.13	.18	.05
Net realized and unrealized gain (loss)	.62	4.46	(1.08)	(.22)
Total from investment operations	.67	4.59	(.90)	(.17)
Distributions from net investment income	–	(.14)	(.17)	(.16)
Distributions from net realized gain	(.29)	(.43)	(.17)	(.11)
Total distributions	(.29)	(.58)C	(.34)	(.27)
Net asset value, end of period	$12.71	$12.33	$8.32	$9.56
Total ReturnD	5.45%	55.96%	(10.10)%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%G	.44%	.44%	.44%G
Expenses net of all reductions	.44%G	.44%	.44%	.44%G
Net investment income (loss)	.86%G	1.24%	1.84%	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,752	$329	$92	$99
Portfolio turnover rateH	18%G	23%	27%	19%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.18	.06
Net realized and unrealized gain (loss)	.61	4.45	(1.07)	(.22)
Total from investment operations	.67	4.60	(.89)	(.16)
Distributions from net investment income	–	(.16)	(.19)	(.16)
Distributions from net realized gain	(.28)	(.44)	(.17)	(.11)
Total distributions	(.28)	(.60)	(.36)	(.27)
Net asset value, end of period	$12.71	$12.32	$8.32	$9.57
Total ReturnC	5.46%	56.16%	(10.10)%	(1.21)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%F	.34%	.35%G	.34%F
Expenses net of fee waivers, if any	.34%F	.34%	.35%G	.34%F
Expenses net of all reductions	.34%F	.34%	.35%G	.34%F
Net investment income (loss)	.96%F	1.34%	1.94%	1.09%F
Supplemental Data
Net assets, end of period (000 omitted)	$42,954	$4,223	$1,108	$99
Portfolio turnover rateH	18%F	23%	27%	19%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2050 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	6,426,878	$103,151,391
Fidelity Series Commodity Strategy Fund (a)	6,424,151	26,660,225
Fidelity Series Large Cap Growth Index Fund (a)	3,674,774	65,374,224
Fidelity Series Large Cap Stock Fund (a)	3,915,206	71,648,273
Fidelity Series Large Cap Value Index Fund (a)	8,969,515	137,502,657
Fidelity Series Small Cap Opportunities Fund (a)	2,424,401	34,378,000
Fidelity Series Value Discovery Fund (a)	3,055,318	50,748,828
TOTAL DOMESTIC EQUITY FUNDS
(Cost $424,688,828)		489,463,598

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	1,878,364	25,620,885
Fidelity Series Emerging Markets Fund (a)	1,266,995	13,924,278
Fidelity Series Emerging Markets Opportunities Fund (a)	5,161,325	125,626,647
Fidelity Series International Growth Fund (a)	3,092,252	60,793,682
Fidelity Series International Index Fund (a)	2,100,606	25,585,383
Fidelity Series International Small Cap Fund (a)	918,677	21,588,910
Fidelity Series International Value Fund (a)	5,431,647	61,051,711
Fidelity Series Overseas Fund (a)	4,361,514	60,668,658
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $331,753,746)		394,860,154

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	190,878	1,887,784
Fidelity Series Corporate Bond Fund (a)	8,787	97,535
Fidelity Series Emerging Markets Debt Fund (a)	569,750	5,247,400
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	172,847	1,738,845
Fidelity Series Floating Rate High Income Fund (a)	113,155	1,052,340
Fidelity Series Government Bond Index Fund (a)	12,060	127,832
Fidelity Series High Income Fund (a)	627,053	6,019,705
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,539,322	17,194,225
Fidelity Series Investment Grade Bond Fund (a)	11,868	138,735
Fidelity Series Investment Grade Securitized Fund (a)	9,138	94,765
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,482,900	29,117,041
Fidelity Series Real Estate Income Fund (a)	310,871	3,602,997
TOTAL BOND FUNDS
(Cost $65,606,321)		66,319,204

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	32,059	32,059
Fidelity Series Short-Term Credit Fund (a)	3,191	32,387
Fidelity Series Treasury Bill Index Fund (a)	3,260	32,598
TOTAL SHORT-TERM FUNDS
(Cost $96,184)		97,044
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $822,145,079)		950,740,000
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,520)
NET ASSETS - 100%		$950,725,480

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,234	$100,283	$--	$--	$--	$--	0.0%
Total	$49	$100,234	$100,283	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$1,887,784	$--	$--	$--	$--	$1,887,784
Fidelity Series Blue Chip Growth Fund	80,914,353	42,759,395	12,166,888	18,020,612	347,487	(8,702,956)	103,151,391
Fidelity Series Canada Fund	17,794,580	7,721,414	978,019	--	(17,243)	1,100,153	25,620,885
Fidelity Series Commodity Strategy Fund	20,416,512	13,927,937	4,114,580	8,094,574	(372,795)	(3,196,849)	26,660,225
Fidelity Series Corporate Bond Fund	80,602	41,394	26,599	1,203	(129)	2,267	97,535
Fidelity Series Emerging Markets Debt Fund	4,023,620	1,287,973	109,971	106,125	(1,379)	47,157	5,247,400
Fidelity Series Emerging Markets Debt Local Currency Fund	1,344,896	423,114	23,957	--	(687)	(4,521)	1,738,845
Fidelity Series Emerging Markets Fund	11,700,406	4,043,869	964,613	--	(10,824)	(844,560)	13,924,278
Fidelity Series Emerging Markets Opportunities Fund	105,187,298	36,870,168	9,736,011	--	(143,344)	(6,551,464)	125,626,647
Fidelity Series Floating Rate High Income Fund	810,590	275,803	45,592	19,439	234	11,305	1,052,340
Fidelity Series Government Bond Index Fund	98,867	103,338	75,909	594	(1,528)	3,064	127,832
Fidelity Series Government Money Market Fund 0.07%	1,906,155	325,130	2,199,226	390	--	--	32,059
Fidelity Series High Income Fund	4,669,173	1,487,070	257,579	133,828	(91)	121,132	6,019,705
Fidelity Series Inflation-Protected Bond Index Fund	14,695,662	4,575,820	2,729,588	--	16,914	635,417	17,194,225
Fidelity Series International Growth Fund	43,843,148	16,099,806	3,292,922	--	98,514	4,045,136	60,793,682
Fidelity Series International Index Fund	18,271,049	7,011,832	359,573	--	10,175	651,900	25,585,383
Fidelity Series International Small Cap Fund	15,675,110	4,231,946	536,345	--	(1,784)	2,219,983	21,588,910
Fidelity Series International Value Fund	43,744,401	17,807,782	1,953,141	--	(33,765)	1,486,434	61,051,711
Fidelity Series Investment Grade Bond Fund	110,871	130,862	104,878	1,290	(694)	2,574	138,735
Fidelity Series Investment Grade Securitized Fund	77,287	38,051	21,173	164	(305)	905	94,765
Fidelity Series Large Cap Growth Index Fund	51,079,832	14,808,899	7,286,593	251,242	220,047	6,552,039	65,374,224
Fidelity Series Large Cap Stock Fund	55,797,787	21,994,391	4,772,141	4,167,638	(128,329)	(1,243,435)	71,648,273
Fidelity Series Large Cap Value Index Fund	106,585,865	31,782,151	5,214,410	--	(45,138)	4,394,189	137,502,657
Fidelity Series Long-Term Treasury Bond Index Fund	20,129,746	11,243,446	3,585,632	273,495	(416,326)	1,745,807	29,117,041
Fidelity Series Overseas Fund	43,835,536	16,100,402	3,846,277	--	43,145	4,535,852	60,668,658
Fidelity Series Real Estate Income Fund	2,797,229	813,115	147,925	68,936	148	140,430	3,602,997
Fidelity Series Short-Term Credit Fund	940,434	231,730	1,139,573	4,842	10,773	(10,977)	32,387
Fidelity Series Small Cap Opportunities Fund	26,948,239	17,061,375	2,776,454	8,177,588	(222,212)	(6,632,948)	34,378,000
Fidelity Series Treasury Bill Index Fund	3,028,772	782,693	3,778,867	612	459	(459)	32,598
Fidelity Series Value Discovery Fund	39,382,723	12,389,767	2,545,194	--	(565)	1,522,097	50,748,828
	$735,890,743	$288,258,457	$74,789,630	$39,322,572	$(649,242)	$2,029,672	$950,740,000

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$489,463,598	$489,463,598	$--	$--
International Equity Funds	394,860,154	394,860,154	--	--
Bond Funds	66,319,204	66,319,204	--	--
Short-Term Funds	97,044	97,044	--	--
Total Investments in Securities:	$950,740,000	$950,740,000	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $822,145,079)	$950,740,000
Total Investment in Securities (cost $822,145,079)		$950,740,000
Cash		234
Receivable for investments sold		9,588,249
Receivable for fund shares sold		1,241,535
Total assets		961,570,018
Liabilities
Payable for investments purchased	$10,471,807
Payable for fund shares redeemed	105,762
Accrued management fee	264,830
Distribution and service plan fees payable	2,139
Total liabilities		10,844,538
Net Assets		$950,725,480
Net Assets consist of:
Paid in capital		$787,672,978
Total accumulated earnings (loss)		163,052,502
Net Assets		$950,725,480
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,533,570 ÷ 279,978 shares)(a)		$12.62
Maximum offering price per share (100/94.25 of $12.62)		$13.39
Class M:
Net Asset Value and redemption price per share ($891,856 ÷ 70,943 shares)(a)		$12.57
Maximum offering price per share (100/96.50 of $12.57)		$13.03
Class C:
Net Asset Value and offering price per share ($1,218,906 ÷ 97,849 shares)(a)		$12.46
Fidelity Freedom Blend 2050 Fund:
Net Asset Value, offering price and redemption price per share ($35,389,234 ÷ 2,798,858 shares)		$12.64
Class K:
Net Asset Value, offering price and redemption price per share ($14,501,773 ÷ 1,144,643 shares)		$12.67
Class K6:
Net Asset Value, offering price and redemption price per share ($370,166,497 ÷ 29,143,885 shares)		$12.70
Class I:
Net Asset Value, offering price and redemption price per share ($13,758,635 ÷ 1,088,005 shares)		$12.65
Class Z:
Net Asset Value, offering price and redemption price per share ($1,993,577 ÷ 157,095 shares)		$12.69
Class Z6:
Net Asset Value, offering price and redemption price per share ($31,460,334 ÷ 2,478,129 shares)		$12.70
Premier Class:
Net Asset Value, offering price and redemption price per share ($477,811,098 ÷ 37,620,723 shares)		$12.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		9,720,041
Expenses
Management fee	$1,505,681
Distribution and service plan fees	11,552
Independent trustees' fees and expenses	1,066
Total expenses		1,518,299
Net investment income (loss)		8,201,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(649,242)
Capital gain distributions from underlying funds:
Affiliated issuers	29,602,531
Total net realized gain (loss)		28,953,289
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,029,672
Total change in net unrealized appreciation (depreciation)		2,029,672
Net gain (loss)		30,982,961
Net increase (decrease) in net assets resulting from operations		$39,184,703

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,201,742	$7,540,898
Net realized gain (loss)	28,953,289	33,853,518
Change in net unrealized appreciation (depreciation)	2,029,672	192,339,587
Net increase (decrease) in net assets resulting from operations	39,184,703	233,734,003
Distributions to shareholders	(17,052,626)	(29,570,711)
Share transactions - net increase (decrease)	192,910,506	162,933,188
Total increase (decrease) in net assets	215,042,583	367,096,480
Net Assets
Beginning of period	735,682,897	368,586,417
End of period	$950,725,480	$735,682,897

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.10	.15	.02
Net realized and unrealized gain (loss)	.60	4.42	(1.08)	(.21)
Total from investment operations	.64	4.52	(.93)	(.19)
Distributions from net investment income	–	(.12)	(.16)	(.14)
Distributions from net realized gain	(.26)	(.41)	(.16)	(.16)
Total distributions	(.26)	(.54)C	(.32)	(.30)
Net asset value, end of period	$12.62	$12.24	$8.26	$9.51
Total ReturnD,E	5.24%	55.43%	(10.48)%	(1.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.79%	.79%H
Expenses net of fee waivers, if any	.79%H	.79%	.79%	.79%H
Expenses net of all reductions	.79%H	.79%	.79%	.79%H
Net investment income (loss)	.61%H	.90%	1.51%	.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,534	$2,103	$644	$239
Portfolio turnover rateI	17%H	21%	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$8.24	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.07	.12	–C
Net realized and unrealized gain (loss)	.61	4.40	(1.08)	(.20)
Total from investment operations	.63	4.47	(.96)	(.20)
Distributions from net investment income	–	(.10)	(.14)	(.13)
Distributions from net realized gain	(.26)	(.41)	(.16)	(.16)
Total distributions	(.26)	(.51)	(.31)D	(.29)
Net asset value, end of period	$12.57	$12.20	$8.24	$9.51
Total ReturnE,F	5.17%	55.03%	(10.80)%	(1.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	1.04%	1.04%	1.04%I
Expenses net of fee waivers, if any	1.04%I	1.04%	1.04%	1.04%I
Expenses net of all reductions	1.04%I	1.04%	1.04%	1.04%I
Net investment income (loss)	.36%I	.65%	1.26%	.07%I
Supplemental Data
Net assets, end of period (000 omitted)	$892	$686	$298	$99
Portfolio turnover rateJ	17%I	21%	26%	12%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$8.21	$9.50	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.02	.07	(.02)
Net realized and unrealized gain (loss)	.61	4.37	(1.08)	(.20)
Total from investment operations	.60	4.39	(1.01)	(.22)
Distributions from net investment income	–	(.07)	(.12)	(.12)
Distributions from net realized gain	(.26)	(.41)	(.16)	(.16)
Total distributions	(.26)	(.48)	(.28)	(.28)
Net asset value, end of period	$12.46	$12.12	$8.21	$9.50
Total ReturnC,D,E	4.95%	54.21%	(11.22)%	(1.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.54%	1.54%	1.54%H
Expenses net of fee waivers, if any	1.54%H	1.54%	1.54%	1.54%H
Expenses net of all reductions	1.54%H	1.54%	1.54%	1.54%H
Net investment income (loss)	(.14)%H	.15%	.76%	(.43)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,219	$978	$449	$137
Portfolio turnover rateI	17%H	21%	26%	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.13	.16	.03
Net realized and unrealized gain (loss)	.61	4.42	(1.07)	(.21)
Total from investment operations	.66	4.55	(.91)	(.18)
Distributions from net investment income	–	(.14)	(.18)	(.15)
Distributions from net realized gain	(.27)	(.42)	(.16)	(.16)
Total distributions	(.27)	(.56)	(.34)	(.31)
Net asset value, end of period	$12.64	$12.25	$8.26	$9.51
Total ReturnC	5.36%	55.91%	(10.29)%	(1.39)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.54%	.56%G	.54%F
Expenses net of fee waivers, if any	.54%F	.54%	.56%G	.54%F
Expenses net of all reductions	.54%F	.54%	.56%G	.54%F
Net investment income (loss)	.86%F	1.15%	1.75%	.57%F
Supplemental Data
Net assets, end of period (000 omitted)	$35,389	$27,448	$9,530	$466
Portfolio turnover rateH	17%F	21%	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$8.27	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.19	.04
Net realized and unrealized gain (loss)	.61	4.43	(1.09)	(.21)
Total from investment operations	.67	4.56	(.90)	(.17)
Distributions from net investment income	–	(.14)	(.19)	(.15)
Distributions from net realized gain	(.27)	(.42)	(.16)	(.16)
Total distributions	(.27)	(.56)	(.35)	(.31)
Net asset value, end of period	$12.67	$12.27	$8.27	$9.52
Total ReturnC	5.45%	55.95%	(10.17)%	(1.28)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%F	.44%	.44%	.44%F
Expenses net of fee waivers, if any	.44%F	.44%	.44%	.44%F
Expenses net of all reductions	.44%F	.44%	.44%	.44%F
Net investment income (loss)	.96%F	1.25%	1.86%	.67%F
Supplemental Data
Net assets, end of period (000 omitted)	$14,502	$11,248	$8,346	$99
Portfolio turnover rateG	17%F	21%	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.15	.19	.04
Net realized and unrealized gain (loss)	.61	4.43	(1.08)	(.20)
Total from investment operations	.68	4.58	(.89)	(.16)
Distributions from net investment income	–	(.15)	(.18)	(.16)
Distributions from net realized gain	(.27)	(.42)	(.17)	(.16)
Total distributions	(.27)	(.57)	(.35)	(.32)
Net asset value, end of period	$12.70	$12.29	$8.28	$9.52
Total ReturnC	5.56%	56.13%	(10.13)%	(1.25)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%F	.34%	.34%	.35%F,G
Expenses net of fee waivers, if any	.34%F	.34%	.34%	.35%F,G
Expenses net of all reductions	.34%F	.34%	.34%	.35%F,G
Net investment income (loss)	1.05%F	1.35%	1.96%	.76%F
Supplemental Data
Net assets, end of period (000 omitted)	$370,166	$681,408	$344,082	$7,480
Portfolio turnover rateH	17%F	21%	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.12	.17	.03
Net realized and unrealized gain (loss)	.62	4.42	(1.08)	(.20)
Total from investment operations	.67	4.54	(.91)	(.17)
Distributions from net investment income	–	(.14)	(.19)	(.15)
Distributions from net realized gain	(.27)	(.42)	(.16)	(.16)
Total distributions	(.27)	(.55)C	(.35)	(.31)
Net asset value, end of period	$12.65	$12.25	$8.26	$9.52
Total ReturnD	5.46%	55.81%	(10.32)%	(1.32)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%	.54%	.54%G
Expenses net of fee waivers, if any	.54%G	.54%	.54%	.54%G
Expenses net of all reductions	.54%G	.54%	.54%	.54%G
Net investment income (loss)	.86%G	1.15%	1.76%	.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,759	$7,177	$3,181	$101
Portfolio turnover rateH	17%G	21%	26%	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.56
Income from Investment Operations
Net investment income (loss)B	.37
Net realized and unrealized gain (loss)	.04
Total from investment operations	.41
Distributions from net investment income	–
Distributions from net realized gain	(.27)
Total distributions	(.27)
Net asset value, end of period	$12.70
Total ReturnC	3.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F,G
Expenses net of fee waivers, if any	.28%F,G
Expenses net of all reductions	.28%F,G
Net investment income (loss)	5.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$477,811
Portfolio turnover rateH	17%F

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.18	.04
Net realized and unrealized gain (loss)	.61	4.45	(1.09)	(.21)
Total from investment operations	.67	4.58	(.91)	(.17)
Distributions from net investment income	–	(.14)	(.17)	(.15)
Distributions from net realized gain	(.28)	(.42)	(.16)	(.16)
Total distributions	(.28)	(.56)	(.33)	(.31)
Net asset value, end of period	$12.69	$12.30	$8.28	$9.52
Total ReturnC	5.44%	56.08%	(10.24)%	(1.28)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%F	.44%	.44%	.44%F
Expenses net of fee waivers, if any	.44%F	.44%	.44%	.44%F
Expenses net of all reductions	.44%F	.44%	.44%	.44%F
Net investment income (loss)	.95%F	1.25%	1.86%	.67%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,994	$138	$89	$99
Portfolio turnover rateG	17%F	21%	26%	12%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.15	.18	.04
Net realized and unrealized gain (loss)	.61	4.44	(1.08)	(.20)
Total from investment operations	.68	4.59	(.90)	(.16)
Distributions from net investment income	–	(.15)	(.18)	(.16)
Distributions from net realized gain	(.27)	(.42)	(.16)	(.16)
Total distributions	(.27)	(.58)C	(.34)	(.32)
Net asset value, end of period	$12.70	$12.29	$8.28	$9.52
Total ReturnD	5.56%	56.23%	(10.15)%	(1.25)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.35%H	.34%G
Expenses net of fee waivers, if any	.34%G	.34%	.35%H	.34%G
Expenses net of all reductions	.34%G	.34%	.35%H	.34%G
Net investment income (loss)	1.06%G	1.35%	1.95%	.77%G
Supplemental Data
Net assets, end of period (000 omitted)	$31,460	$4,496	$1,968	$99
Portfolio turnover rateI	17%G	21%	26%	12%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2055 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,585,724	$57,550,875
Fidelity Series Commodity Strategy Fund (a)	3,584,172	14,874,315
Fidelity Series Large Cap Growth Index Fund (a)	2,050,255	36,474,030
Fidelity Series Large Cap Stock Fund (a)	2,184,405	39,974,608
Fidelity Series Large Cap Value Index Fund (a)	5,004,342	76,716,572
Fidelity Series Small Cap Opportunities Fund (a)	1,352,640	19,180,434
Fidelity Series Value Discovery Fund (a)	1,704,647	28,314,186
TOTAL DOMESTIC EQUITY FUNDS
(Cost $238,699,955)		273,085,020

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	1,047,929	14,293,747
Fidelity Series Emerging Markets Fund (a)	706,887	7,768,686
Fidelity Series Emerging Markets Opportunities Fund (a)	2,879,625	70,090,071
Fidelity Series International Growth Fund (a)	1,725,247	33,918,365
Fidelity Series International Index Fund (a)	1,172,247	14,277,969
Fidelity Series International Small Cap Fund (a)	512,487	12,043,449
Fidelity Series International Value Fund (a)	3,030,377	34,061,437
Fidelity Series Overseas Fund (a)	2,433,403	33,848,630
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $186,831,806)		220,302,354

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	106,457	1,052,861
Fidelity Series Corporate Bond Fund (a)	4,902	54,417
Fidelity Series Emerging Markets Debt Fund (a)	317,876	2,927,640
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	96,436	970,141
Fidelity Series Floating Rate High Income Fund (a)	63,132	587,123
Fidelity Series Government Bond Index Fund (a)	6,728	71,314
Fidelity Series High Income Fund (a)	349,846	3,358,523
Fidelity Series Inflation-Protected Bond Index Fund (a)	858,861	9,593,475
Fidelity Series Investment Grade Bond Fund (a)	6,622	77,414
Fidelity Series Investment Grade Securitized Fund (a)	5,099	52,871
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,943,170	16,244,897
Fidelity Series Real Estate Income Fund (a)	173,443	2,010,207
TOTAL BOND FUNDS
(Cost $36,687,538)		37,000,883

Short-Term Funds - 0.0%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	17,918	17,918
Fidelity Series Short-Term Credit Fund (a)	1,783	18,102
Fidelity Series Treasury Bill Index Fund (a)	1,830	18,296
TOTAL SHORT-TERM FUNDS
(Cost $53,835)		54,316
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $462,273,134)		530,442,573
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,089)
NET ASSETS - 100%		$530,434,484

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$1,052,861	$--	$--	$--	$--	$1,052,861
Fidelity Series Blue Chip Growth Fund	43,079,529	25,894,871	6,613,464	10,029,623	164,365	(4,974,426)	57,550,875
Fidelity Series Canada Fund	9,474,093	4,769,692	519,085	--	(9,295)	578,342	14,293,747
Fidelity Series Commodity Strategy Fund	10,869,923	8,270,413	2,226,861	4,505,219	(204,550)	(1,834,610)	14,874,315
Fidelity Series Corporate Bond Fund	42,911	25,110	14,749	658	(73)	1,218	54,417
Fidelity Series Emerging Markets Debt Fund	2,142,296	819,633	57,358	58,122	(864)	23,933	2,927,640
Fidelity Series Emerging Markets Debt Local Currency Fund	716,032	270,226	12,211	--	(331)	(3,575)	970,141
Fidelity Series Emerging Markets Fund	6,229,493	2,549,064	529,406	--	(6,640)	(473,825)	7,768,686
Fidelity Series Emerging Markets Opportunities Fund	56,003,704	23,141,566	5,275,698	--	(98,154)	(3,681,347)	70,090,071
Fidelity Series Floating Rate High Income Fund	431,579	174,367	25,155	10,646	162	6,170	587,123
Fidelity Series Government Bond Index Fund	52,700	59,627	41,830	325	(932)	1,749	71,314
Fidelity Series Government Money Market Fund 0.07%	1,014,869	209,930	1,206,881	212	--	--	17,918
Fidelity Series High Income Fund	2,485,978	947,850	140,924	73,287	(1)	65,620	3,358,523
Fidelity Series Inflation-Protected Bond Index Fund	7,824,193	2,923,644	1,508,100	--	6,516	347,222	9,593,475
Fidelity Series International Growth Fund	23,342,808	10,135,573	1,768,885	--	44,970	2,163,899	33,918,365
Fidelity Series International Index Fund	9,727,759	4,384,066	175,540	--	7,091	334,593	14,277,969
Fidelity Series International Small Cap Fund	8,345,784	2,788,039	289,564	--	(787)	1,199,977	12,043,449
Fidelity Series International Value Fund	23,289,627	11,037,322	1,026,747	--	(19,158)	780,393	34,061,437
Fidelity Series Investment Grade Bond Fund	58,973	76,409	58,975	707	(381)	1,388	77,414
Fidelity Series Investment Grade Securitized Fund	41,147	23,197	11,795	90	(173)	495	52,871
Fidelity Series Large Cap Growth Index Fund	27,195,548	9,561,989	3,923,521	136,961	104,706	3,535,308	36,474,030
Fidelity Series Large Cap Stock Fund	29,707,678	13,596,481	2,490,691	2,307,904	(72,157)	(766,703)	39,974,608
Fidelity Series Large Cap Value Index Fund	56,748,156	20,368,629	2,678,441	--	(25,804)	2,304,032	76,716,572
Fidelity Series Long-Term Treasury Bond Index Fund	10,717,545	6,772,578	1,956,893	149,524	(212,224)	923,891	16,244,897
Fidelity Series Overseas Fund	23,338,543	10,118,815	2,061,086	--	19,865	2,432,493	33,848,630
Fidelity Series Real Estate Income Fund	1,489,282	524,993	79,316	38,278	225	75,023	2,010,207
Fidelity Series Short-Term Credit Fund	500,716	145,395	627,885	2,631	4,070	(4,194)	18,102
Fidelity Series Small Cap Opportunities Fund	14,347,497	10,153,034	1,488,237	4,551,363	(125,041)	(3,706,819)	19,180,434
Fidelity Series Treasury Bill Index Fund	1,612,557	487,562	2,081,823	333	(153)	153	18,296
Fidelity Series Value Discovery Fund	20,968,043	7,871,396	1,310,110	--	(1,209)	786,066	28,314,186
	$391,798,963	$179,154,332	$40,201,231	$21,865,883	$(425,957)	$116,466	$530,442,573

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$273,085,020	$273,085,020	$--	$--
International Equity Funds	220,302,354	220,302,354	--	--
Bond Funds	37,000,883	37,000,883	--	--
Short-Term Funds	54,316	54,316	--	--
Total Investments in Securities:	$530,442,573	$530,442,573	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $462,273,134)	$530,442,573
Total Investment in Securities (cost $462,273,134)		$530,442,573
Cash		215
Receivable for investments sold		5,243,289
Receivable for fund shares sold		1,061,486
Total assets		536,747,563
Liabilities
Payable for investments purchased	$5,945,298
Payable for fund shares redeemed	216,828
Accrued management fee	149,784
Distribution and service plan fees payable	1,169
Total liabilities		6,313,079
Net Assets		$530,434,484
Net Assets consist of:
Paid in capital		$443,119,550
Total accumulated earnings (loss)		87,314,934
Net Assets		$530,434,484
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,921,083 ÷ 151,522 shares)(a)		$12.68
Maximum offering price per share (100/94.25 of $12.68)		$13.45
Class M:
Net Asset Value and redemption price per share ($777,287 ÷ 61,531 shares)(a)		$12.63
Maximum offering price per share (100/96.50 of $12.63)		$13.09
Class C:
Net Asset Value and offering price per share ($494,790 ÷ 39,484 shares)(a)		$12.53
Fidelity Freedom Blend 2055 Fund:
Net Asset Value, offering price and redemption price per share ($17,677,246 ÷ 1,388,505 shares)		$12.73
Class K:
Net Asset Value, offering price and redemption price per share ($9,322,480 ÷ 731,698 shares)		$12.74
Class K6:
Net Asset Value, offering price and redemption price per share ($250,949,884 ÷ 19,649,087 shares)		$12.77
Class I:
Net Asset Value, offering price and redemption price per share ($10,080,735 ÷ 792,281 shares)		$12.72
Class Z:
Net Asset Value, offering price and redemption price per share ($1,470,756 ÷ 115,221 shares)		$12.76
Class Z6:
Net Asset Value, offering price and redemption price per share ($19,398,225 ÷ 1,520,375 shares)		$12.76
Premier Class:
Net Asset Value, offering price and redemption price per share ($218,341,998 ÷ 17,098,955 shares)		$12.77
 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		5,401,859
Expenses
Management fee	$829,142
Distribution and service plan fees	6,340
Independent trustees' fees and expenses	579
Total expenses		836,061
Net investment income (loss)		4,565,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(425,957)
Capital gain distributions from underlying funds:
Affiliated issuers	16,464,024
Total net realized gain (loss)		16,038,067
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	116,466
Total change in net unrealized appreciation (depreciation)		116,466
Net gain (loss)		16,154,533
Net increase (decrease) in net assets resulting from operations		$20,720,331

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,565,798	$3,996,361
Net realized gain (loss)	16,038,067	17,649,461
Change in net unrealized appreciation (depreciation)	116,466	99,763,596
Net increase (decrease) in net assets resulting from operations	20,720,331	121,409,418
Distributions to shareholders	(8,953,622)	(14,842,492)
Share transactions - net increase (decrease)	126,980,161	103,892,978
Total increase (decrease) in net assets	138,746,870	210,459,904
Net Assets
Beginning of period	391,687,614	181,227,710
End of period	$530,434,484	$391,687,614

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.10	.16	.04
Net realized and unrealized gain (loss)	.61	4.43	(1.10)	(.22)
Total from investment operations	.66	4.53	(.94)	(.18)
Distributions from net investment income	–	(.13)	(.15)	(.14)
Distributions from net realized gain	(.26)	(.39)	(.14)	(.16)
Total distributions	(.26)	(.52)	(.30)C	(.31)C
Net asset value, end of period	$12.68	$12.28	$8.27	$9.51
Total ReturnD,E	5.34%	55.44%	(10.55)%	(1.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.79%	.79%H
Expenses net of fee waivers, if any	.79%H	.79%	.79%	.79%H
Expenses net of all reductions	.79%H	.79%	.79%	.79%H
Net investment income (loss)	.81%H	.92%	1.58%	.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,921	$1,296	$393	$151
Portfolio turnover rateI	17%H	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.07	.13	.02
Net realized and unrealized gain (loss)	.59	4.42	(1.09)	(.21)
Total from investment operations	.63	4.49	(.96)	(.19)
Distributions from net investment income	–	(.11)	(.13)	(.13)
Distributions from net realized gain	(.26)	(.39)	(.14)	(.16)
Total distributions	(.26)	(.50)	(.28)C	(.30)C
Net asset value, end of period	$12.63	$12.26	$8.27	$9.51
Total ReturnD,E	5.10%	54.95%	(10.73)%	(1.55)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%	1.04%	1.04%H
Expenses net of fee waivers, if any	1.04%H	1.04%	1.04%	1.04%H
Expenses net of all reductions	1.04%H	1.04%	1.04%	1.04%H
Net investment income (loss)	.56%H	.67%	1.33%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$777	$671	$249	$101
Portfolio turnover rateI	17%H	21%	26%	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$8.24	$9.49	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.02	.08	–C
Net realized and unrealized gain (loss)	.60	4.40	(1.08)	(.23)
Total from investment operations	.60	4.42	(1.00)	(.23)
Distributions from net investment income	–	(.08)	(.10)	(.12)
Distributions from net realized gain	(.26)	(.39)	(.14)	(.16)
Total distributions	(.26)	(.47)	(.25)D	(.28)
Net asset value, end of period	$12.53	$12.19	$8.24	$9.49
Total ReturnE,F	4.88%	54.23%	(11.12)%	(1.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.55%J	1.54%	1.54%I
Expenses net of fee waivers, if any	1.54%I	1.55%J	1.54%	1.54%I
Expenses net of all reductions	1.54%I	1.55%J	1.54%	1.54%I
Net investment income (loss)	.06%I	.16%	.83%	(.05)%I
Supplemental Data
Net assets, end of period (000 omitted)	$495	$391	$153	$107
Portfolio turnover rateK	17%I	21%	26%	14%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$8.29	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.13	.17	.05
Net realized and unrealized gain (loss)	.60	4.43	(1.08)	(.22)
Total from investment operations	.67	4.56	(.91)	(.17)
Distributions from net investment income	–	(.14)	(.17)	(.15)
Distributions from net realized gain	(.26)	(.39)	(.14)	(.16)
Total distributions	(.26)	(.53)	(.31)	(.32)C
Net asset value, end of period	$12.73	$12.32	$8.29	$9.51
Total ReturnD	5.45%	55.75%	(10.22)%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%	.56%H	.54%G
Expenses net of fee waivers, if any	.54%G	.54%	.56%H	.54%G
Expenses net of all reductions	.54%G	.54%	.56%H	.54%G
Net investment income (loss)	1.06%G	1.17%	1.82%	.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$17,677	$13,739	$5,211	$320
Portfolio turnover rateI	17%G	21%	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$8.29	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.14	.19	.06
Net realized and unrealized gain (loss)	.60	4.44	(1.09)	(.22)
Total from investment operations	.67	4.58	(.90)	(.16)
Distributions from net investment income	–	(.15)	(.19)	(.15)
Distributions from net realized gain	(.26)	(.39)	(.14)	(.16)
Total distributions	(.26)	(.54)	(.33)	(.32)C
Net asset value, end of period	$12.74	$12.33	$8.29	$9.52
Total ReturnD	5.46%	55.92%	(10.17)%	(1.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%G	.44%	.44%	.44%G
Expenses net of all reductions	.44%G	.44%	.44%	.44%G
Net investment income (loss)	1.16%G	1.27%	1.93%	1.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,322	$7,108	$4,757	$99
Portfolio turnover rateH	17%G	21%	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.35	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.15	.20	.06
Net realized and unrealized gain (loss)	.61	4.44	(1.10)	(.22)
Total from investment operations	.69	4.59	(.90)	(.16)
Distributions from net investment income	–	(.15)	(.18)	(.16)
Distributions from net realized gain	(.27)	(.40)	(.15)	(.16)
Total distributions	(.27)	(.54)C	(.32)C	(.32)
Net asset value, end of period	$12.77	$12.35	$8.30	$9.52
Total ReturnD	5.56%	56.09%	(10.11)%	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.34%	.35%G,H
Expenses net of fee waivers, if any	.34%G	.34%	.34%	.35%G,H
Expenses net of all reductions	.34%G	.34%	.34%	.35%G,H
Net investment income (loss)	1.26%G	1.37%	2.03%	1.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$250,950	$361,200	$167,831	$4,021
Portfolio turnover rateI	17%G	21%	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.13	.18	.05
Net realized and unrealized gain (loss)	.59	4.44	(1.10)	(.22)
Total from investment operations	.66	4.57	(.92)	(.17)
Distributions from net investment income	–	(.14)	(.18)	(.15)
Distributions from net realized gain	(.26)	(.39)	(.14)	(.16)
Total distributions	(.26)	(.53)	(.32)	(.31)
Net asset value, end of period	$12.72	$12.32	$8.28	$9.52
Total ReturnC	5.39%	55.85%	(10.32)%	(1.27)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.54%	.54%	.54%F
Expenses net of fee waivers, if any	.54%F	.54%	.54%	.54%F
Expenses net of all reductions	.54%F	.54%	.54%	.54%F
Net investment income (loss)	1.06%F	1.17%	1.83%	.95%F
Supplemental Data
Net assets, end of period (000 omitted)	$10,081	$3,995	$1,851	$99
Portfolio turnover rateG	17%F	21%	26%	14%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.62
Income from Investment Operations
Net investment income (loss)B	.37
Net realized and unrealized gain (loss)	.05
Total from investment operations	.42
Distributions from net investment income	–
Distributions from net realized gain	(.27)
Total distributions	(.27)
Net asset value, end of period	$12.77
Total ReturnC	3.31%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F,G
Expenses net of fee waivers, if any	.28%F,G
Expenses net of all reductions	.28%F,G
Net investment income (loss)	5.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$218,342
Portfolio turnover rateH	17%F

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.36	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.14	.19	.06
Net realized and unrealized gain (loss)	.60	4.45	(1.10)	(.22)
Total from investment operations	.67	4.59	(.91)	(.16)
Distributions from net investment income	–	(.14)	(.17)	(.15)
Distributions from net realized gain	(.27)	(.39)	(.14)	(.16)
Total distributions	(.27)	(.53)	(.31)	(.32)C
Net asset value, end of period	$12.76	$12.36	$8.30	$9.52
Total ReturnD	5.43%	56.03%	(10.23)%	(1.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%G	.44%	.44%	.44%G
Expenses net of all reductions	.44%G	.44%	.44%	.44%G
Net investment income (loss)	1.15%G	1.27%	1.93%	1.05%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,471	$217	$89	$99
Portfolio turnover rateH	17%G	21%	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.15	.19	.06
Net realized and unrealized gain (loss)	.61	4.44	(1.09)	(.22)
Total from investment operations	.69	4.59	(.90)	(.16)
Distributions from net investment income	–	(.16)	(.18)	(.16)
Distributions from net realized gain	(.27)	(.40)	(.14)	(.16)
Total distributions	(.27)	(.55)C	(.32)	(.32)
Net asset value, end of period	$12.76	$12.34	$8.30	$9.52
Total ReturnD	5.58%	56.10%	(10.11)%	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.35%H	.34%G
Expenses net of fee waivers, if any	.34%G	.34%	.35%H	.34%G
Expenses net of all reductions	.34%G	.34%	.35%H	.34%G
Net investment income (loss)	1.26%G	1.37%	2.03%	1.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,398	$3,072	$694	$99
Portfolio turnover rateI	17%G	21%	26%	14%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2060 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,326,032	$21,282,814
Fidelity Series Commodity Strategy Fund (a)	1,325,451	5,500,620
Fidelity Series Large Cap Growth Index Fund (a)	758,190	13,488,198
Fidelity Series Large Cap Stock Fund (a)	807,817	14,783,049
Fidelity Series Large Cap Value Index Fund (a)	1,850,647	28,370,418
Fidelity Series Small Cap Opportunities Fund (a)	500,216	7,093,067
Fidelity Series Value Discovery Fund (a)	630,391	10,470,801
TOTAL DOMESTIC EQUITY FUNDS
(Cost $90,352,785)		100,988,967

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	387,486	5,285,308
Fidelity Series Emerging Markets Fund (a)	261,410	2,872,898
Fidelity Series Emerging Markets Opportunities Fund (a)	1,064,903	25,919,746
Fidelity Series International Growth Fund (a)	638,011	12,543,288
Fidelity Series International Index Fund (a)	433,772	5,283,348
Fidelity Series International Small Cap Fund (a)	189,444	4,451,941
Fidelity Series International Value Fund (a)	1,120,583	12,595,350
Fidelity Series Overseas Fund (a)	899,892	12,517,501
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $70,863,493)		81,469,380

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	39,323	388,906
Fidelity Series Corporate Bond Fund (a)	1,812	20,113
Fidelity Series Emerging Markets Debt Fund (a)	117,551	1,082,648
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	35,662	358,762
Fidelity Series Floating Rate High Income Fund (a)	23,346	217,120
Fidelity Series Government Bond Index Fund (a)	2,486	26,355
Fidelity Series High Income Fund (a)	129,374	1,241,986
Fidelity Series Inflation-Protected Bond Index Fund (a)	317,650	3,548,156
Fidelity Series Investment Grade Bond Fund (a)	2,449	28,630
Fidelity Series Investment Grade Securitized Fund (a)	1,885	19,542
Fidelity Series Long-Term Treasury Bond Index Fund (a)	718,565	6,007,200
Fidelity Series Real Estate Income Fund (a)	64,141	743,394
TOTAL BOND FUNDS
(Cost $13,600,914)		13,682,812

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)	203	203
Fidelity Series Government Money Market Fund 0.07% (a)(c)	6,661	6,661
Fidelity Series Short-Term Credit Fund (a)	663	6,729
Fidelity Series Treasury Bill Index Fund (a)	688	6,883
TOTAL SHORT-TERM FUNDS
(Cost $20,284)		20,476
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $174,837,476)		196,161,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,756)
NET ASSETS - 100%		$196,157,879

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$100,203	$100,000	$--	$--	$--	$203	0.0%
Total	$--	$100,203	$100,000	$--	$--	$--	$203

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$388,906	$--	$--	$--	$--	$388,906
Fidelity Series Blue Chip Growth Fund	14,493,113	11,065,908	2,333,025	3,689,796	42,375	(1,985,557)	21,282,814
Fidelity Series Canada Fund	3,187,380	2,065,841	150,798	--	(2,422)	185,307	5,285,308
Fidelity Series Commodity Strategy Fund	3,656,970	3,441,311	807,624	1,658,131	(95,006)	(695,031)	5,500,620
Fidelity Series Corporate Bond Fund	14,435	10,444	5,134	229	(25)	393	20,113
Fidelity Series Emerging Markets Debt Fund	720,725	379,042	23,542	20,305	(307)	6,730	1,082,648
Fidelity Series Emerging Markets Debt Local Currency Fund	240,892	125,061	5,217	--	(133)	(1,841)	358,762
Fidelity Series Emerging Markets Fund	2,095,811	1,135,648	186,478	--	(2,770)	(169,313)	2,872,898
Fidelity Series Emerging Markets Opportunities Fund	18,841,581	10,285,517	1,836,234	--	(37,004)	(1,334,114)	25,919,746
Fidelity Series Floating Rate High Income Fund	145,194	79,633	9,976	3,719	121	2,148	217,120
Fidelity Series Government Bond Index Fund	17,620	23,081	14,600	113	(350)	604	26,355
Fidelity Series Government Money Market Fund 0.07%	341,434	89,268	424,041	72	--	--	6,661
Fidelity Series High Income Fund	836,325	438,102	54,722	25,590	37	22,244	1,241,986
Fidelity Series Inflation-Protected Bond Index Fund	2,632,303	1,359,098	564,442	--	(538)	121,735	3,548,156
Fidelity Series International Growth Fund	7,853,697	4,557,582	585,938	--	8,158	709,789	12,543,288
Fidelity Series International Index Fund	3,272,708	1,975,773	68,549	--	2,674	100,742	5,283,348
Fidelity Series International Small Cap Fund	2,809,546	1,336,112	101,143	--	958	406,468	4,451,941
Fidelity Series International Value Fund	7,832,972	4,891,372	376,040	--	(7,383)	254,429	12,595,350
Fidelity Series Investment Grade Bond Fund	19,953	30,101	21,746	247	(137)	459	28,630
Fidelity Series Investment Grade Securitized Fund	13,842	9,749	4,155	32	(58)	164	19,542
Fidelity Series Large Cap Growth Index Fund	9,149,383	4,464,314	1,326,215	46,011	25,416	1,175,300	13,488,198
Fidelity Series Large Cap Stock Fund	9,994,618	6,011,523	878,944	819,281	(25,730)	(318,418)	14,783,049
Fidelity Series Large Cap Value Index Fund	19,091,927	9,492,786	939,284	--	(6,198)	731,187	28,370,418
Fidelity Series Long-Term Treasury Bond Index Fund	3,605,691	2,853,502	678,908	52,068	(74,675)	301,590	6,007,200
Fidelity Series Overseas Fund	7,851,748	4,543,913	685,075	--	5,157	801,758	12,517,501
Fidelity Series Real Estate Income Fund	501,036	248,338	30,593	13,887	56	24,557	743,394
Fidelity Series Short-Term Credit Fund	168,457	61,864	223,547	903	648	(693)	6,729
Fidelity Series Small Cap Opportunities Fund	4,826,919	4,230,399	543,734	1,675,253	(53,426)	(1,367,091)	7,093,067
Fidelity Series Treasury Bill Index Fund	542,511	206,148	741,776	114	(302)	302	6,883
Fidelity Series Value Discovery Fund	7,054,331	3,615,456	439,802	--	(1,564)	242,380	10,470,801
	$131,813,122	$79,415,792	$14,061,282	$8,005,751	$(222,428)	$(783,772)	$196,161,432

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$100,988,967	$100,988,967	$--	$--
International Equity Funds	81,469,380	81,469,380	--	--
Bond Funds	13,682,812	13,682,812	--	--
Short-Term Funds	20,476	20,476	--	--
Total Investments in Securities:	$196,161,635	$196,161,635	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $203)	$203
Other affiliated issuers (cost $174,837,273)	196,161,432
Total Investment in Securities (cost $174,837,476)		$196,161,635
Receivable for investments sold		1,897,541
Receivable for fund shares sold		410,266
Total assets		198,469,442
Liabilities
Payable for investments purchased	$2,169,237
Payable for fund shares redeemed	83,909
Accrued management fee	57,384
Distribution and service plan fees payable	1,033
Total liabilities		2,311,563
Net Assets		$196,157,879
Net Assets consist of:
Paid in capital		$167,872,006
Total accumulated earnings (loss)		28,285,873
Net Assets		$196,157,879
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,606,547 ÷ 125,504 shares)(a)		$12.80
Maximum offering price per share (100/94.25 of $12.80)		$13.58
Class M:
Net Asset Value and redemption price per share ($515,217 ÷ 40,428 shares)(a)		$12.74
Maximum offering price per share (100/96.50 of $12.74)		$13.20
Class C:
Net Asset Value and offering price per share ($551,760 ÷ 43,671 shares)(a)		$12.63
Fidelity Freedom Blend 2060 Fund:
Net Asset Value, offering price and redemption price per share ($11,337,988 ÷ 882,889 shares)		$12.84
Class K:
Net Asset Value, offering price and redemption price per share ($3,555,357 ÷ 276,642 shares)		$12.85
Class K6:
Net Asset Value, offering price and redemption price per share ($110,410,567 ÷ 8,573,383 shares)		$12.88
Class I:
Net Asset Value, offering price and redemption price per share ($4,941,417 ÷ 385,117 shares)		$12.83
Class Z:
Net Asset Value, offering price and redemption price per share ($382,712 ÷ 29,716 shares)		$12.88
Class Z6:
Net Asset Value, offering price and redemption price per share ($6,106,654 ÷ 474,023 shares)		$12.88
Premier Class:
Net Asset Value, offering price and redemption price per share ($56,749,660 ÷ 4,405,358 shares)		$12.88

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,975,576
Expenses
Management fee	$296,751
Distribution and service plan fees	5,596
Independent trustees' fees and expenses	198
Total expenses		302,545
Net investment income (loss)		1,673,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(222,428)
Capital gain distributions from underlying funds:
Affiliated issuers	6,030,175
Total net realized gain (loss)		5,807,747
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(783,772)
Total change in net unrealized appreciation (depreciation)		(783,772)
Net gain (loss)		5,023,975
Net increase (decrease) in net assets resulting from operations		$6,697,006

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,673,031	$1,254,362
Net realized gain (loss)	5,807,747	5,402,057
Change in net unrealized appreciation (depreciation)	(783,772)	30,721,613
Net increase (decrease) in net assets resulting from operations	6,697,006	37,378,032
Distributions to shareholders	(2,785,975)	(4,331,551)
Share transactions - net increase (decrease)	60,470,807	47,556,542
Total increase (decrease) in net assets	64,381,838	80,603,023
Net Assets
Beginning of period	131,776,041	51,173,018
End of period	$196,157,879	$131,776,041

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$8.30	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.10	.16	.08
Net realized and unrealized gain (loss)	.59	4.45	(1.11)	(.27)
Total from investment operations	.66	4.55	(.95)	(.19)
Distributions from net investment income	–	(.12)	(.14)	(.14)
Distributions from net realized gain	(.24)	(.35)	(.14)	(.15)
Total distributions	(.24)	(.47)	(.28)	(.28)C
Net asset value, end of period	$12.80	$12.38	$8.30	$9.53
Total ReturnD,E,F	5.33%	55.38%	(10.54)%	(1.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.79%	.80%I,J
Expenses net of fee waivers, if any	.79%I	.79%	.79%	.80%I,J
Expenses net of all reductions	.79%I	.79%	.79%	.80%I,J
Net investment income (loss)	1.12%I	.93%	1.62%	1.50%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,607	$1,205	$493	$243
Portfolio turnover rateK	17%I	22%	27%	11%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.35	$8.29	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.07	.14	.07
Net realized and unrealized gain (loss)	.57	4.45	(1.12)	(.26)
Total from investment operations	.63	4.52	(.98)	(.19)
Distributions from net investment income	–	(.11)	(.12)	(.13)
Distributions from net realized gain	(.24)	(.35)	(.14)	(.15)
Total distributions	(.24)	(.46)	(.26)	(.28)
Net asset value, end of period	$12.74	$12.35	$8.29	$9.53
Total ReturnC,D	5.10%	55.06%	(10.80)%	(1.59)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	1.04%	1.04%	1.04%G
Expenses net of fee waivers, if any	1.04%G	1.04%	1.04%	1.04%G
Expenses net of all reductions	1.04%G	1.04%	1.04%	1.04%G
Net investment income (loss)	.87%G	.68%	1.37%	1.25%G
Supplemental Data
Net assets, end of period (000 omitted)	$515	$414	$174	$143
Portfolio turnover rateH	17%G	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.02	.09	.04
Net realized and unrealized gain (loss)	.58	4.41	(1.11)	(.26)
Total from investment operations	.60	4.43	(1.02)	(.22)
Distributions from net investment income	–	(.07)	(.10)	(.12)
Distributions from net realized gain	(.24)	(.35)	(.14)	(.15)
Total distributions	(.24)	(.42)	(.24)	(.26)C
Net asset value, end of period	$12.63	$12.27	$8.26	$9.52
Total ReturnD,E	4.88%	54.17%	(11.22)%	(1.87)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.54%H	1.54%	1.54%	1.54%H
Expenses net of fee waivers, if any	1.54%H	1.54%	1.54%	1.54%H
Expenses net of all reductions	1.54%H	1.54%	1.54%	1.54%H
Net investment income (loss)	.37%H	.18%	.87%	.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$552	$484	$222	$107
Portfolio turnover rateI	17%H	22%	27%	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13	.18	.09
Net realized and unrealized gain (loss)	.58	4.46	(1.11)	(.25)
Total from investment operations	.67	4.59	(.93)	(.16)
Distributions from net investment income	–	(.14)	(.16)	(.15)
Distributions from net realized gain	(.24)	(.35)	(.14)	(.15)
Total distributions	(.24)	(.49)	(.30)	(.30)
Net asset value, end of period	$12.84	$12.41	$8.31	$9.54
Total ReturnC	5.41%	55.78%	(10.35)%	(1.27)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.54%	.55%G	.54%F
Expenses net of fee waivers, if any	.54%F	.54%	.55%G	.54%F
Expenses net of all reductions	.54%F	.54%	.55%G	.54%F
Net investment income (loss)	1.37%F	1.18%	1.87%	1.75%F
Supplemental Data
Net assets, end of period (000 omitted)	$11,338	$6,778	$2,773	$453
Portfolio turnover rateH	17%F	22%	27%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.14	.20	.10
Net realized and unrealized gain (loss)	.59	4.47	(1.11)	(.26)
Total from investment operations	.68	4.61	(.91)	(.16)
Distributions from net investment income	–	(.14)	(.18)	(.15)
Distributions from net realized gain	(.25)	(.35)	(.14)	(.15)
Total distributions	(.25)	(.50)C	(.32)	(.30)
Net asset value, end of period	$12.85	$12.42	$8.31	$9.54
Total ReturnD	5.43%	56.01%	(10.22)%	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%	.44%G
Expenses net of fee waivers, if any	.44%G	.44%	.44%	.44%G
Expenses net of all reductions	.44%G	.44%	.44%	.44%G
Net investment income (loss)	1.47%G	1.28%	1.97%	1.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,555	$2,363	$1,307	$99
Portfolio turnover rateH	17%G	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$8.32	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.15	.20	.10
Net realized and unrealized gain (loss)	.59	4.47	(1.10)	(.26)
Total from investment operations	.69	4.62	(.90)	(.16)
Distributions from net investment income	–	(.15)	(.17)	(.15)
Distributions from net realized gain	(.25)	(.35)	(.14)	(.15)
Total distributions	(.25)	(.50)	(.32)C	(.30)
Net asset value, end of period	$12.88	$12.44	$8.32	$9.54
Total ReturnD	5.53%	56.17%	(10.12)%	(1.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.34%	.34%G
Expenses net of fee waivers, if any	.34%G	.34%	.34%	.34%G
Expenses net of all reductions	.34%G	.34%	.34%	.34%G
Net investment income (loss)	1.57%G	1.38%	2.07%	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$110,411	$116,569	$44,655	$1,261
Portfolio turnover rateH	17%G	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$8.30	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13	.19	.10
Net realized and unrealized gain (loss)	.59	4.46	(1.12)	(.27)
Total from investment operations	.68	4.59	(.93)	(.17)
Distributions from net investment income	–	(.13)	(.17)	(.15)
Distributions from net realized gain	(.25)	(.35)	(.14)	(.15)
Total distributions	(.25)	(.49)C	(.31)	(.29)C
Net asset value, end of period	$12.83	$12.40	$8.30	$9.54
Total ReturnD	5.45%	55.83%	(10.37)%	(1.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%	.54%	.54%G
Expenses net of fee waivers, if any	.54%G	.54%	.54%	.54%G
Expenses net of all reductions	.54%G	.54%	.54%	.54%G
Net investment income (loss)	1.37%G	1.18%	1.87%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,941	$2,284	$1,084	$102
Portfolio turnover rateH	17%G	22%	27%	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.71
Income from Investment Operations
Net investment income (loss)B	.38
Net realized and unrealized gain (loss)	.04
Total from investment operations	.42
Distributions from net investment income	–
Distributions from net realized gain	(.25)
Total distributions	(.25)
Net asset value, end of period	$12.88
Total ReturnC	3.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F,G
Expenses net of fee waivers, if any	.28%F,G
Expenses net of all reductions	.28%F,G
Net investment income (loss)	5.89%F
Supplemental Data
Net assets, end of period (000 omitted)	$56,750
Portfolio turnover rateH	17%F

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.14	.20	.10
Net realized and unrealized gain (loss)	.59	4.47	(1.11)	(.26)
Total from investment operations	.68	4.61	(.91)	(.16)
Distributions from net investment income	–	(.14)	(.16)	(.15)
Distributions from net realized gain	(.25)	(.35)	(.14)	(.15)
Total distributions	(.25)	(.49)	(.30)	(.30)
Net asset value, end of period	$12.88	$12.45	$8.33	$9.54
Total ReturnC	5.46%	55.93%	(10.17)%	(1.28)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%F	.44%	.44%	.44%F
Expenses net of fee waivers, if any	.44%F	.44%	.44%	.44%F
Expenses net of all reductions	.44%F	.44%	.44%	.44%F
Net investment income (loss)	1.47%F	1.28%	1.97%	1.86%F
Supplemental Data
Net assets, end of period (000 omitted)	$383	$139	$89	$99
Portfolio turnover rateG	17%F	22%	27%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.15	.20	.11
Net realized and unrealized gain (loss)	.59	4.47	(1.10)	(.27)
Total from investment operations	.69	4.62	(.90)	(.16)
Distributions from net investment income	–	(.15)	(.17)	(.15)
Distributions from net realized gain	(.25)	(.36)	(.14)	(.15)
Total distributions	(.25)	(.51)	(.31)	(.30)
Net asset value, end of period	$12.88	$12.44	$8.33	$9.54
Total ReturnC	5.54%	56.07%	(10.10)%	(1.24)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%F	.34%	.34%	.34%F
Expenses net of fee waivers, if any	.34%F	.34%	.34%	.34%F
Expenses net of all reductions	.34%F	.34%	.34%	.34%F
Net investment income (loss)	1.57%F	1.38%	2.07%	1.96%F
Supplemental Data
Net assets, end of period (000 omitted)	$6,107	$1,541	$375	$103
Portfolio turnover rateG	17%F	22%	27%	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2021

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.5
Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Value Fund	6.4
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Series Small Cap Opportunities Fund	3.6
81.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.5%
International Equity Funds	41.5%
Bond Funds	7.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2065 Fund

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	162,049	$2,600,880
Fidelity Series Commodity Strategy Fund (a)	161,973	672,187
Fidelity Series Large Cap Growth Index Fund (a)	92,652	1,648,282
Fidelity Series Large Cap Stock Fund (a)	98,724	1,806,641
Fidelity Series Large Cap Value Index Fund (a)	226,160	3,467,036
Fidelity Series Small Cap Opportunities Fund (a)	61,130	866,819
Fidelity Series Value Discovery Fund (a)	77,038	1,279,606
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,677,303)		12,341,451

International Equity Funds - 41.5%
Fidelity Series Canada Fund (a)	47,331	645,590
Fidelity Series Emerging Markets Fund (a)	31,945	351,077
Fidelity Series Emerging Markets Opportunities Fund (a)	130,133	3,167,436
Fidelity Series International Growth Fund (a)	77,972	1,532,936
Fidelity Series International Index Fund (a)	53,028	645,877
Fidelity Series International Small Cap Fund (a)	23,172	544,544
Fidelity Series International Value Fund (a)	136,920	1,538,985
Fidelity Series Overseas Fund (a)	109,978	1,529,796
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,183,529)		9,956,241

Bond Funds - 7.0%
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund (a)	4,794	47,412
Fidelity Series Corporate Bond Fund (a)	224	2,489
Fidelity Series Emerging Markets Debt Fund (a)	14,365	132,304
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,358	43,841
Fidelity Series Floating Rate High Income Fund (a)	2,853	26,533
Fidelity Series Government Bond Index Fund (a)	308	3,260
Fidelity Series High Income Fund (a)	15,810	151,774
Fidelity Series Inflation-Protected Bond Index Fund (a)	38,828	433,711
Fidelity Series Investment Grade Bond Fund (a)	304	3,549
Fidelity Series Investment Grade Securitized Fund (a)	233	2,420
Fidelity Series Long-Term Treasury Bond Index Fund (a)	87,805	734,046
Fidelity Series Real Estate Income Fund (a)	7,839	90,851
TOTAL BOND FUNDS
(Cost $1,663,935)		1,672,190

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)	105	105
Fidelity Series Government Money Market Fund 0.07% (a)(c)	820	820
Fidelity Series Short-Term Credit Fund (a)	82	828
Fidelity Series Treasury Bill Index Fund (a)	87	867
TOTAL SHORT-TERM FUNDS
(Cost $2,611)		2,620
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,527,378)		23,972,502
NET OTHER ASSETS (LIABILITIES) - 0.0%		(998)
NET ASSETS - 100%		$23,971,504

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$100,199	$100,094	$--	$--	$--	$105	0.0%
Total	$--	$100,199	$100,094	$--	$--	$--	$105

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 5 Plus Year Inflation-Protected Bond Index Fund	$--	$47,412	$--	$--	$--	$--	$47,412
Fidelity Series Blue Chip Growth Fund	1,418,499	1,765,033	331,787	443,248	4,085	(254,950)	2,600,880
Fidelity Series Canada Fund	311,981	354,020	38,704	--	(321)	18,614	645,590
Fidelity Series Commodity Strategy Fund	357,937	529,218	114,084	199,362	(14,104)	(86,780)	672,187
Fidelity Series Corporate Bond Fund	1,408	1,422	378	26	(3)	40	2,489
Fidelity Series Emerging Markets Debt Fund	70,545	68,712	7,466	2,344	(4)	517	132,304
Fidelity Series Emerging Markets Debt Local Currency Fund	23,578	22,743	2,112	--	(21)	(347)	43,841
Fidelity Series Emerging Markets Fund	205,139	202,735	36,105	--	(795)	(19,897)	351,077
Fidelity Series Emerging Markets Opportunities Fund	1,844,205	1,809,239	320,273	--	(6,015)	(159,720)	3,167,436
Fidelity Series Floating Rate High Income Fund	14,211	14,198	2,142	429	7	259	26,533
Fidelity Series Government Bond Index Fund	1,735	2,768	1,267	12	(30)	54	3,260
Fidelity Series Government Money Market Fund 0.07%	33,421	17,371	49,972	8	--	--	820
Fidelity Series High Income Fund	81,845	79,062	11,671	2,953	(21)	2,559	151,774
Fidelity Series Inflation-Protected Bond Index Fund	257,661	245,345	82,642	--	(199)	13,546	433,711
Fidelity Series International Growth Fund	766,981	795,666	104,244	--	1,217	73,316	1,532,936
Fidelity Series International Index Fund	320,348	347,620	31,320	--	(169)	9,398	645,877
Fidelity Series International Small Cap Fund	277,070	253,887	30,719	--	(217)	44,523	544,544
Fidelity Series International Value Fund	766,444	847,168	98,582	--	(1,161)	25,116	1,538,985
Fidelity Series Investment Grade Bond Fund	1,933	3,352	1,768	27	(15)	47	3,549
Fidelity Series Investment Grade Securitized Fund	1,351	1,389	330	3	(7)	17	2,420
Fidelity Series Large Cap Growth Index Fund	895,503	808,948	185,945	5,284	1,013	128,763	1,648,282
Fidelity Series Large Cap Stock Fund	978,346	1,019,162	142,258	95,482	(4,376)	(44,233)	1,806,641
Fidelity Series Large Cap Value Index Fund	1,868,872	1,737,375	208,218	--	(975)	69,982	3,467,036
Fidelity Series Long-Term Treasury Bond Index Fund	352,865	453,016	95,707	5,980	(5,770)	29,642	734,046
Fidelity Series Overseas Fund	768,554	792,989	116,267	--	(187)	84,707	1,529,796
Fidelity Series Real Estate Income Fund	49,041	45,663	6,499	1,670	(49)	2,695	90,851
Fidelity Series Short-Term Credit Fund	16,490	11,191	26,845	103	(12)	4	828
Fidelity Series Small Cap Opportunities Fund	472,527	653,559	85,678	201,422	(7,126)	(166,463)	866,819
Fidelity Series Treasury Bill Index Fund	53,102	36,451	88,686	13	(13)	13	867
Fidelity Series Value Discovery Fund	690,520	640,889	73,092	--	(249)	21,538	1,279,606
	$12,902,112	$13,607,603	$2,294,761	$958,366	$(35,517)	$(207,040)	$23,972,397

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$12,341,451	$12,341,451	$--	$--
International Equity Funds	9,956,241	9,956,241	--	--
Bond Funds	1,672,190	1,672,190	--	--
Short-Term Funds	2,620	2,620	--	--
Total Investments in Securities:	$23,972,502	$23,972,502	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $105)	$105
Other affiliated issuers (cost $22,527,273)	23,972,397
Total Investment in Securities (cost $22,527,378)		$23,972,502
Cash		94
Receivable for investments sold		208,283
Receivable for fund shares sold		86,608
Total assets		24,267,487
Liabilities
Payable for investments purchased	$282,668
Payable for fund shares redeemed	5,009
Accrued management fee	7,627
Distribution and service plan fees payable	679
Total liabilities		295,983
Net Assets		$23,971,504
Net Assets consist of:
Paid in capital		$21,732,420
Total accumulated earnings (loss)		2,239,084
Net Assets		$23,971,504
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($689,628 ÷ 52,469 shares)(a)		$13.14
Maximum offering price per share (100/94.25 of $13.14)		$13.94
Class M:
Net Asset Value and redemption price per share ($367,375 ÷ 28,015 shares)(a)		$13.11
Maximum offering price per share (100/96.50 of $13.11)		$13.59
Class C:
Net Asset Value and offering price per share ($414,894 ÷ 31,854 shares)(a)		$13.02
Fidelity Freedom Blend 2065 Fund:
Net Asset Value, offering price and redemption price per share ($2,871,426 ÷ 217,699 shares)		$13.19
Class K:
Net Asset Value, offering price and redemption price per share ($451,328 ÷ 34,145 shares)		$13.22
Class K6:
Net Asset Value, offering price and redemption price per share ($12,569,833 ÷ 951,819 shares)		$13.21
Class I:
Net Asset Value, offering price and redemption price per share ($867,141 ÷ 65,699 shares)		$13.20
Class Z:
Net Asset Value, offering price and redemption price per share ($169,364 ÷ 12,808 shares)		$13.22
Class Z6:
Net Asset Value, offering price and redemption price per share ($784,149 ÷ 59,306 shares)		$13.22
Premier Class:
Net Asset Value, offering price and redemption price per share ($4,786,366 ÷ 362,311 shares)		$13.21

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$236,425
Expenses
Management fee	$37,188
Distribution and service plan fees	3,724
Independent trustees' fees and expenses	22
Total expenses		40,934
Net investment income (loss)		195,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(35,517)
Capital gain distributions from underlying funds:
Affiliated issuers	721,941
Total net realized gain (loss)		686,424
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(207,040)
Total change in net unrealized appreciation (depreciation)		(207,040)
Net gain (loss)		479,384
Net increase (decrease) in net assets resulting from operations		$674,875

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$195,491	$89,291
Net realized gain (loss)	686,424	319,916
Change in net unrealized appreciation (depreciation)	(207,040)	2,100,019
Net increase (decrease) in net assets resulting from operations	674,875	2,509,226
Distributions to shareholders	(216,503)	(284,148)
Share transactions - net increase (decrease)	10,615,328	8,144,106
Total increase (decrease) in net assets	11,073,700	10,369,184
Net Assets
Beginning of period	12,897,804	2,528,620
End of period	$23,971,504	$12,897,804

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2065 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.11	.14
Net realized and unrealized gain (loss)	.58	4.51	(1.43)
Total from investment operations	.67	4.62	(1.29)
Distributions from net investment income	–	(.11)	(.16)
Distributions from net realized gain	(.17)	(.29)	(.14)
Total distributions	(.17)	(.40)	(.29)C
Net asset value, end of period	$13.14	$12.64	$8.42
Total ReturnD,E	5.27%	55.34%	(13.48)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.79%H
Expenses net of fee waivers, if any	.79%H	.79%	.79%H
Expenses net of all reductions	.79%H	.79%	.79%H
Net investment income (loss)	1.35%H	1.00%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$690	$466	$154
Portfolio turnover rateI	24%H	38%	29%H

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.63	$8.42	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.08	.12
Net realized and unrealized gain (loss)	.58	4.51	(1.42)
Total from investment operations	.65	4.59	(1.30)
Distributions from net investment income	–	(.09)	(.14)
Distributions from net realized gain	(.17)	(.29)	(.14)
Total distributions	(.17)	(.38)	(.28)
Net asset value, end of period	$13.11	$12.63	$8.42
Total ReturnC,D	5.11%	54.90%	(13.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	1.04%	1.05%G,H
Expenses net of fee waivers, if any	1.04%G	1.04%	1.05%G,H
Expenses net of all reductions	1.04%G	1.04%	1.05%G,H
Net investment income (loss)	1.10%G	.75%	1.53%G
Supplemental Data
Net assets, end of period (000 omitted)	$367	$358	$165
Portfolio turnover rateI	24%G	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$8.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.03	.08
Net realized and unrealized gain (loss)	.57	4.49	(1.42)
Total from investment operations	.61	4.52	(1.34)
Distributions from net investment income	–	(.05)	(.12)
Distributions from net realized gain	(.17)	(.29)	(.14)
Total distributions	(.17)	(.34)	(.26)
Net asset value, end of period	$13.02	$12.58	$8.40
Total ReturnC,D	4.81%	54.22%	(13.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.54%	1.55%G,H
Expenses net of fee waivers, if any	1.54%G	1.54%	1.55%G,H
Expenses net of all reductions	1.54%G	1.54%	1.55%G,H
Net investment income (loss)	.60%G	.25%	1.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$415	$339	$156
Portfolio turnover rateI	24%G	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.67	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.14	.15
Net realized and unrealized gain (loss)	.58	4.52	(1.42)
Total from investment operations	.69	4.66	(1.27)
Distributions from net investment income	–	(.13)	(.17)
Distributions from net realized gain	(.17)	(.29)	(.14)
Total distributions	(.17)	(.42)	(.30)C
Net asset value, end of period	$13.19	$12.67	$8.43
Total ReturnD	5.41%	55.69%	(13.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%	.54%G
Expenses net of fee waivers, if any	.54%G	.54%	.54%G
Expenses net of all reductions	.54%G	.54%	.54%G
Net investment income (loss)	1.60%G	1.25%	2.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,871	$1,767	$423
Portfolio turnover rateH	24%G	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.16
Net realized and unrealized gain (loss)	.59	4.53	(1.43)
Total from investment operations	.70	4.68	(1.27)
Distributions from net investment income	–	(.13)	(.17)
Distributions from net realized gain	(.17)	(.29)	(.14)
Total distributions	(.17)	(.42)	(.30)C
Net asset value, end of period	$13.22	$12.69	$8.43
Total ReturnD	5.49%	55.98%	(13.30)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%G
Expenses net of fee waivers, if any	.44%G	.44%	.44%G
Expenses net of all reductions	.44%G	.44%	.44%G
Net investment income (loss)	1.70%G	1.35%	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$451	$259	$118
Portfolio turnover rateH	24%G	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.17	.16
Net realized and unrealized gain (loss)	.58	4.52	(1.42)
Total from investment operations	.70	4.69	(1.26)
Distributions from net investment income	–	(.15)	(.18)
Distributions from net realized gain	(.17)	(.29)	(.14)
Total distributions	(.17)	(.44)	(.31)C
Net asset value, end of period	$13.21	$12.68	$8.43
Total ReturnD	5.55%	56.09%	(13.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.34%G
Expenses net of fee waivers, if any	.34%G	.34%	.34%G
Expenses net of all reductions	.34%G	.34%	.34%G
Net investment income (loss)	1.80%G	1.45%	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,570	$8,863	$1,084
Portfolio turnover rateH	24%G	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.14	.15
Net realized and unrealized gain (loss)	.58	4.52	(1.42)
Total from investment operations	.69	4.66	(1.27)
Distributions from net investment income	–	(.13)	(.16)
Distributions from net realized gain	(.17)	(.29)	(.14)
Total distributions	(.17)	(.41)C	(.30)
Net asset value, end of period	$13.20	$12.68	$8.43
Total ReturnD	5.45%	55.77%	(13.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%	.54%G
Expenses net of fee waivers, if any	.54%G	.54%	.54%G
Expenses net of all reductions	.54%G	.54%	.54%G
Net investment income (loss)	1.60%G	1.25%	2.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$867	$428	$235
Portfolio turnover rateH	24%G	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Premier Class

Six months ended (Unaudited) September 30,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$12.96
Income from Investment Operations
Net investment income (loss)B	.37
Net realized and unrealized gain (loss)	.05
Total from investment operations	.42
Distributions from net investment income	–
Distributions from net realized gain	(.17)
Total distributions	(.17)
Net asset value, end of period	$13.21
Total ReturnC	3.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.29%F
Expenses net of fee waivers, if any	.29%F
Expenses net of all reductions	.29%F
Net investment income (loss)	5.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,786
Portfolio turnover rateG	24%F

 A For the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$8.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.16
Net realized and unrealized gain (loss)	.58	4.53	(1.42)
Total from investment operations	.69	4.68	(1.26)
Distributions from net investment income	–	(.13)	(.17)
Distributions from net realized gain	(.17)	(.29)	(.14)
Total distributions	(.17)	(.42)	(.30)C
Net asset value, end of period	$13.22	$12.70	$8.44
Total ReturnD	5.41%	55.86%	(13.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%G
Expenses net of fee waivers, if any	.44%G	.44%	.44%G
Expenses net of all reductions	.44%G	.44%	.44%G
Net investment income (loss)	1.70%G	1.35%	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$169	$150	$96
Portfolio turnover rateH	24%G	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$8.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.16	.17
Net realized and unrealized gain (loss)	.58	4.52	(1.42)
Total from investment operations	.70	4.68	(1.25)
Distributions from net investment income	–	(.15)	(.17)
Distributions from net realized gain	(.17)	(.29)	(.14)
Total distributions	(.17)	(.43)C	(.31)
Net asset value, end of period	$13.22	$12.69	$8.44
Total ReturnD	5.53%	55.98%	(13.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%	.34%G
Expenses net of fee waivers, if any	.34%G	.34%	.34%G
Expenses net of all reductions	.34%G	.34%	.34%G
Net investment income (loss)	1.80%G	1.45%	2.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$784	$267	$97
Portfolio turnover rateH	24%G	38%	29%G

 A For the period June 28, 2019 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2021

1. Organization.

Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z, Class Z6 and Premier Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Premier Class shares on April 6, 2021. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$82,281,150	$4,365,288	$(750,005)	$3,615,283
Fidelity Freedom Blend 2005 Fund	25,277,690	1,766,344	(233,612)	1,532,732
Fidelity Freedom Blend 2010 Fund	82,953,222	7,358,500	(718,364)	6,640,136
Fidelity Freedom Blend 2015 Fund	248,288,011	26,747,868	(2,096,576)	24,651,292
Fidelity Freedom Blend 2020 Fund	761,854,694	97,723,841	(6,871,037)	90,852,804
Fidelity Freedom Blend 2025 Fund	1,297,206,141	164,676,944	(15,830,003)	148,846,941
Fidelity Freedom Blend 2030 Fund	1,361,453,062	185,664,702	(17,747,582)	167,917,120
Fidelity Freedom Blend 2035 Fund	1,286,242,130	200,490,634	(19,452,912)	181,037,722
Fidelity Freedom Blend 2040 Fund	1,119,943,495	197,013,779	(17,249,080)	179,764,699
Fidelity Freedom Blend 2045 Fund	991,133,027	168,853,528	(16,436,496)	152,417,032
Fidelity Freedom Blend 2050 Fund	824,777,811	139,713,296	(13,751,107)	125,962,189
Fidelity Freedom Blend 2055 Fund	463,708,806	75,266,481	(8,532,714)	66,733,767
Fidelity Freedom Blend 2060 Fund	175,376,842	24,759,633	(3,974,840)	20,784,793
Fidelity Freedom Blend 2065 Fund	22,619,060	2,014,554	(661,112)	1,353,442

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period November 1, 2020 to March 31, 2021. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom Blend 2040 Fund	$402,597
Fidelity Freedom Blend 2045 Fund	343,930
Fidelity Freedom Blend 2050 Fund	284,185
Fidelity Freedom Blend 2055 Fund	151,603
Fidelity Freedom Blend 2060 Fund	53,339
Fidelity Freedom Blend 2065 Fund	7,171

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	41,798,119	18,327,464
Fidelity Freedom Blend 2005 Fund	8,255,393	5,259,394
Fidelity Freedom Blend 2010 Fund	23,327,926	15,315,449
Fidelity Freedom Blend 2015 Fund	83,230,680	47,793,275
Fidelity Freedom Blend 2020 Fund	220,549,139	138,886,238
Fidelity Freedom Blend 2025 Fund	433,001,795	166,815,398
Fidelity Freedom Blend 2030 Fund	453,818,814	157,419,722
Fidelity Freedom Blend 2035 Fund	438,420,954	133,523,721
Fidelity Freedom Blend 2040 Fund	360,439,482	111,195,625
Fidelity Freedom Blend 2045 Fund	343,016,440	93,576,886
Fidelity Freedom Blend 2050 Fund	288,258,457	74,789,630
Fidelity Freedom Blend 2055 Fund	179,154,332	40,201,231
Fidelity Freedom Blend 2060 Fund	79,415,792	14,061,282
Fidelity Freedom Blend 2065 Fund	13,607,603	2,294,761

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6, Premier Class)
Fidelity Freedom Blend Income Fund	.46%	.36%
Fidelity Freedom Blend 2005 Fund	.46%	.36%
Fidelity Freedom Blend 2010 Fund	.47%	.37%
Fidelity Freedom Blend 2015 Fund	.48%	.38%
Fidelity Freedom Blend 2020 Fund	.49%	.39%
Fidelity Freedom Blend 2025 Fund	.50%	.40%
Fidelity Freedom Blend 2030 Fund	.52%	.42%
Fidelity Freedom Blend 2035 Fund	.53%	.43%
Fidelity Freedom Blend 2040 Fund	.54%	.44%
Fidelity Freedom Blend 2045 Fund	.54%	.44%
Fidelity Freedom Blend 2050 Fund	.54%	.44%
Fidelity Freedom Blend 2055 Fund	.54%	.44%
Fidelity Freedom Blend 2060 Fund	.54%	.44%
Fidelity Freedom Blend 2065 Fund	.54%	.44%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6, Z6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Income Fund	.26%	.24%
Fidelity Freedom Blend 2005 Fund	.26%	.24%
Fidelity Freedom Blend 2010 Fund	.27%	.25%
Fidelity Freedom Blend 2015 Fund	.28%	.25%
Fidelity Freedom Blend 2020 Fund	.29%	.26%
Fidelity Freedom Blend 2025 Fund	.30%	.26%
Fidelity Freedom Blend 2030 Fund	.32%	.27%
Fidelity Freedom Blend 2035 Fund	.33%	.28%
Fidelity Freedom Blend 2040 Fund	.34%	.29%
Fidelity Freedom Blend 2045 Fund	.34%	.29%
Fidelity Freedom Blend 2050 Fund	.34%	.29%
Fidelity Freedom Blend 2055 Fund	.34%	.29%
Fidelity Freedom Blend 2060 Fund	.34%	.29%
Fidelity Freedom Blend 2065 Fund	.34%	.29%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	-%	.25%	$2,525	$–
Class M	.25%	.25%	502	251
Class C	.75%	.25%	3,347	363
			$6,374	$614
Fidelity Freedom Blend 2005 Fund
Class A	-%	.25%	$502	$131
Class M	.25%	.25%	392	298
Class C	.75%	.25%	1,661	673
			$2,555	$1,102
Fidelity Freedom Blend 2010 Fund
Class A	-%	.25%	$877	$18
Class M	.25%	.25%	984	307
Class C	.75%	.25%	1,233	866
			$3,094	$1,191
Fidelity Freedom Blend 2015 Fund
Class A	-%	.25%	$783	$18
Class M	.25%	.25%	1,824	227
Class C	.75%	.25%	4,512	1,070
			$7,119	$1,315
Fidelity Freedom Blend 2020 Fund
Class A	-%	.25%	$6,051	$–
Class M	.25%	.25%	3,564	201
Class C	.75%	.25%	5,572	2,380
			$15,187	$2,581
Fidelity Freedom Blend 2025 Fund
Class A	-%	.25%	$7,889	$20
Class M	.25%	.25%	4,752	–
Class C	.75%	.25%	7,359	2,595
			$20,000	$2,615
Fidelity Freedom Blend 2030 Fund
Class A	-%	.25%	$9,984	$503
Class M	.25%	.25%	6,023	51
Class C	.75%	.25%	15,244	6,059
			$31,251	$6,613
Fidelity Freedom Blend 2035 Fund
Class A	-%	.25%	$4,025	$94
Class M	.25%	.25%	2,464	89
Class C	.75%	.25%	8,191	4,539
			$14,680	$4,722
Fidelity Freedom Blend 2040 Fund
Class A	-%	.25%	$5,403	$50
Class M	.25%	.25%	2,284	122
Class C	.75%	.25%	8,057	2,842
			$15,744	$3,014
Fidelity Freedom Blend 2045 Fund
Class A	-%	.25%	$3,084	$75
Class M	.25%	.25%	4,826	10
Class C	.75%	.25%	9,281	5,629
			$17,191	$5,714
Fidelity Freedom Blend 2050 Fund
Class A	-%	.25%	$3,974	$80
Class M	.25%	.25%	2,014	248
Class C	.75%	.25%	5,564	2,978
			$11,552	$3,306
Fidelity Freedom Blend 2055 Fund
Class A	-%	.25%	$2,219	$65
Class M	.25%	.25%	1,842	268
Class C	.75%	.25%	2,279	1,410
			$6,340	$1,743
Fidelity Freedom Blend 2060 Fund
Class A	-%	.25%	$1,732	$98
Class M	.25%	.25%	1,164	255
Class C	.75%	.25%	2,700	1,357
			$5,596	$1,710
Fidelity Freedom Blend 2065 Fund
Class A	-%	.25%	$762	$185
Class M	.25%	.25%	957	310
Class C	.75%	.25%	2,005	1,586
			$3,724	$2,081

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$307
Class M	11
Class C(a)	274
$592
Fidelity Freedom Blend 2005 Fund
Class A	$111
Class M	1
Class C(a)	3
$115
Fidelity Freedom Blend 2010 Fund
Class A	$83
Class M	2
$85
Fidelity Freedom Blend 2015 Fund
Class A	$165
Class M	57
$222
Fidelity Freedom Blend 2020 Fund
Class A	$126
Class M	539
Class C(a)	143
$808
Fidelity Freedom Blend 2025 Fund
Class A	$1,182
Class M	123
Class C(a)	70
$1,375
Fidelity Freedom Blend 2030 Fund
Class A	$2,131
Class M	993
Class C(a)	614
$3,738
Fidelity Freedom Blend 2035 Fund
Class A	$2,092
Class M	875
Class C(a)	191
$3,158
Fidelity Freedom Blend 2040 Fund
Class A	$3,410
Class M	322
Class C(a)	303
$4,035
Fidelity Freedom Blend 2045 Fund
Class A	$2,412
Class M	352
Class C(a)	121
$2,885
Fidelity Freedom Blend 2050 Fund
Class A	$2,595
Class M	649
Class C(a)	121
$3,365
Fidelity Freedom Blend 2055 Fund
Class A	$1,561
Class M	535
Class C(a)	17
$2,113
Fidelity Freedom Blend 2060 Fund
Class A	$1,549
Class M	445
Class C(a)	102
$2,096
Fidelity Freedom Blend 2065 Fund
Class A	$1,551
Class M	101
Class C(a)	20
$1,672

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers." Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Blend Income Fund	$1,966,459	$23,243
Fidelity Freedom Blend 2005 Fund	318,773	9,298
Fidelity Freedom Blend 2010 Fund	946,349	37,607
Fidelity Freedom Blend 2015 Fund	4,142,601	114,195
Fidelity Freedom Blend 2020 Fund	10,837,546	340,947
Fidelity Freedom Blend 2025 Fund	16,016,484	308,496
Fidelity Freedom Blend 2030 Fund	14,557,278	241,225
Fidelity Freedom Blend 2035 Fund	3,557,043	26,234
Fidelity Freedom Blend 2040 Fund	3,212,682	26,284
Fidelity Freedom Blend 2045 Fund	2,828,136	22,466
Fidelity Freedom Blend 2050 Fund	2,349,533	16,299
Fidelity Freedom Blend 2055 Fund	1,310,474	6,429
Fidelity Freedom Blend 2060 Fund	484,226	(453)
Fidelity Freedom Blend 2065 Fund	58,789	(193)

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2021	Year ended March 31, 2021
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$14,101	$30,789
Class M	2,074	3,747
Class C	7,210	12,679
Fidelity Freedom Blend Income Fund	76,157	113,118
Class K	8,204	12,402
Class K6	662,813	1,312,353
Class I	8,534	16,047
Class Z	25,461	21,786
Class Z6	26,387	4,758
Premier Class(a)	34,078	–
Total	$865,019	$1,527,679
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$4,225	$6,978
Class M	1,783	3,090
Class C	3,563	7,183
Fidelity Freedom Blend 2005 Fund	28,564	50,201
Class K	6,244	15,146
Class K6	261,126	530,391
Class I	6,571	27,076
Class Z	2,494	4,905
Class Z6	1,732	3,722
Premier Class(a)	1,374	–
Total	$317,676	$648,692
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$16,910	$26,980
Class M	7,012	10,695
Class C	4,455	6,665
Fidelity Freedom Blend 2010 Fund	101,483	134,742
Class K	153,471	259,643
Class K6	1,304,570	2,224,771
Class I	23,116	27,543
Class Z	4,704	5,353
Class Z6	17,703	28,762
Premier Class(a)	1,989	–
Total	$1,635,413	$2,725,154
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$14,641	$24,467
Class M	16,350	6,554
Class C	18,880	23,534
Fidelity Freedom Blend 2015 Fund	304,511	416,022
Class K	131,906	238,094
Class K6	5,265,129	8,475,902
Class I	132,008	197,917
Class Z	3,129	4,851
Class Z6	43,488	62,473
Premier Class(a)	2,511	–
Total	$5,932,553	$9,449,814
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$72,086	$116,447
Class M	31,277	26,115
Class C	26,989	32,784
Fidelity Freedom Blend 2020 Fund	852,800	1,223,012
Class K	631,099	1,178,680
Class K6	16,312,803	28,438,532
Class I	192,761	366,060
Class Z	21,557	6,540
Class Z6	108,602	120,442
Premier Class(a)	2,362	–
Total	$18,252,336	$31,508,612
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$74,820	$135,485
Class M	33,694	53,311
Class C	25,142	35,148
Fidelity Freedom Blend 2025 Fund	929,718	1,520,063
Class K	643,165	1,328,142
Class K6	21,773,623	40,753,859
Class I	493,401	959,802
Class Z	55,231	5,255
Class Z6	185,618	274,148
Premier Class(a)	2,000	–
Total	$24,216,412	$45,065,213
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$120,857	$168,878
Class M	43,670	68,058
Class C	56,706	101,064
Fidelity Freedom Blend 2030 Fund	692,194	1,199,509
Class K	650,793	1,307,651
Class K6	23,761,069	44,309,572
Class I	630,806	1,140,293
Class Z	104,861	9,907
Class Z6	142,181	279,395
Premier Class(a)	2,060	–
Total	$26,205,197	$48,584,327
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$47,219	$81,391
Class M	18,216	43,152
Class C	32,475	42,230
Fidelity Freedom Blend 2035 Fund	819,126	1,387,579
Class K	537,758	1,034,516
Class K6	23,970,850	44,547,977
Class I	403,668	666,837
Class Z	32,314	15,254
Class Z6	143,570	217,287
Premier Class(a)	2,152	–
Total	$26,007,348	$48,036,223
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$64,765	$90,051
Class M	18,311	29,927
Class C	32,881	49,879
Fidelity Freedom Blend 2040 Fund	783,170	1,266,304
Class K	446,896	883,718
Class K6	22,965,646	40,625,180
Class I	311,979	480,886
Class Z	85,511	6,183
Class Z6	83,032	134,741
Premier Class(a)	2,262	–
Total	$24,794,453	$43,566,869
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$45,241	$70,620
Class M	39,039	72,607
Class C	35,583	41,341
Fidelity Freedom Blend 2045 Fund	551,792	911,956
Class K	449,951	886,361
Class K6	19,621,224	34,613,340
Class I	252,451	428,586
Class Z	63,316	6,722
Class Z6	97,395	120,631
Premier Class(a)	2,246	–
Total	$21,158,238	$37,152,164
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$50,455	$68,023
Class M	15,533	24,168
Class C	21,195	34,540
Fidelity Freedom Blend 2050 Fund	621,543	964,286
Class K	249,259	486,658
Class K6	15,730,146	27,519,027
Class I	207,430	294,662
Class Z	46,406	6,016
Class Z6	108,485	173,331
Premier Class(a)	2,174	–
Total	$17,052,626	$29,570,711
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$27,394	$48,263
Class M	14,035	23,005
Class C	8,229	12,302
Fidelity Freedom Blend 2055 Fund	300,752	475,289
Class K	152,185	296,213
Class K6	8,226,668	13,744,285
Class I	116,722	156,276
Class Z	32,624	5,718
Class Z6	72,897	81,141
Premier Class(a)	2,116	–
Total	$8,953,622	$14,842,492
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$23,011	$38,825
Class M	7,925	13,370
Class C	9,539	14,892
Fidelity Freedom Blend 2060 Fund	135,695	215,485
Class K	48,124	81,145
Class K6	2,458,312	3,843,006
Class I	63,123	78,938
Class Z	5,991	5,263
Class Z6	32,304	40,627
Premier Class(a)	1,951	–
Total	$2,785,975	$4,331,551
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$6,751	$10,963
Class M	4,558	9,480
Class C	4,719	7,987
Fidelity Freedom Blend 2065 Fund	24,782	39,047
Class K	3,566	6,950
Class K6	155,300	188,061
Class I	9,001	8,712
Class Z	1,977	4,765
Class Z6	4,506	8,183
Premier Class(a)	1,343	–
Total	$216,503	$284,148

 (a) Distributions for Premier Class are for the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

7. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2021	Year endedMarch 31, 2021	Six months ended September 30, 2021	Year endedMarch 31, 2021
Fidelity Freedom Blend Income Fund
Class A
Shares sold	111,278	85,072	$1,225,434	$895,089
Reinvestment of distributions	1,279	2,837	14,101	30,789
Shares redeemed	(36,718)	(27,679)	(407,020)	(301,591)
Net increase (decrease)	75,839	60,230	$832,515	$624,287
Class M
Shares sold	344	1,969	$3,819	$20,671
Reinvestment of distributions	188	345	2,074	3,747
Shares redeemed	(894)	(35)	(9,981)	(389)
Net increase (decrease)	(362)	2,279	$(4,088)	$24,029
Class C
Shares sold	3,714	56,293	$41,065	$600,861
Reinvestment of distributions	659	1,165	7,210	12,679
Shares redeemed	(11,894)	(14,842)	(130,958)	(160,615)
Net increase (decrease)	(7,521)	42,616	$(82,683)	$452,925
Fidelity Freedom Blend Income Fund
Shares sold	123,159	720,200	$1,366,348	$7,812,819
Reinvestment of distributions	5,756	10,407	63,549	112,904
Shares redeemed	(104,657)	(457,220)	(1,156,871)	(4,972,335)
Net increase (decrease)	24,258	273,387	$273,026	$2,953,388
Class K
Shares sold	42,576	24,778	$472,683	$271,629
Reinvestment of distributions	743	1,147	8,204	12,402
Shares redeemed	(19,591)	(14,810)	(217,720)	(158,783)
Net increase (decrease)	23,728	11,115	$263,167	$125,248
Class K6
Shares sold	1,245,015	2,512,373	$13,860,500	$26,898,262
Reinvestment of distributions	60,041	121,385	662,813	1,312,353
Shares redeemed	(3,005,489)	(1,845,091)	(33,591,260)	(19,920,222)
Net increase (decrease)	(1,700,433)	788,667	$(19,067,947)	$8,290,393
Class I
Shares sold	77,113	49,310	$858,293	$533,513
Reinvestment of distributions	773	1,472	8,534	16,047
Shares redeemed	(12,520)	(6,511)	(139,072)	(71,189)
Net increase (decrease)	65,366	44,271	$727,755	$478,371
Class Z
Shares sold	97,301	112,876	$1,080,039	$1,215,647
Reinvestment of distributions	1,332	421	14,714	4,569
Shares redeemed	(34,838)	(29,867)	(382,853)	(322,845)
Net increase (decrease)	63,795	83,430	$711,900	$897,371
Class Z6
Shares sold	1,227,003	7,516	$13,603,905	$82,200
Reinvestment of distributions	2,367	440	26,387	4,758
Shares redeemed	(12,785)	(5,474)	(143,052)	(57,647)
Net increase (decrease)	1,216,585	2,482	$13,487,240	$29,311
Premier Class(a)
Shares sold	2,403,002	–	$26,908,708	$–
Reinvestment of distributions	3,048	–	34,078	–
Shares redeemed	(90,493)	–	(1,009,910)	–
Net increase (decrease)	2,315,557	–	$25,932,876	$–
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	27,976	11,747	$315,941	$128,608
Reinvestment of distributions	380	646	4,225	6,978
Shares redeemed	(28,855)	(7,183)	(324,610)	(77,499)
Net increase (decrease)	(499)	5,210	$(4,444)	$58,087
Class M
Shares sold	10,156	2,161	$114,453	$22,948
Reinvestment of distributions	160	284	1,783	3,090
Net increase (decrease)	10,316	2,445	$116,236	$26,038
Class C
Shares sold	761	13,733	$8,454	$147,756
Reinvestment of distributions	322	667	3,563	7,183
Shares redeemed	(27)	(11,205)	(303)	(121,070)
Net increase (decrease)	1,056	3,195	$11,714	$33,869
Fidelity Freedom Blend 2005 Fund
Shares sold	17,253	127,898	$193,257	$1,391,257
Reinvestment of distributions	2,522	4,538	28,073	49,375
Shares redeemed	(7,059)	(62,564)	(79,380)	(683,181)
Net increase (decrease)	12,716	69,872	$141,950	$757,451
Class K
Shares sold	1,785	43,370	$20,007	$466,117
Reinvestment of distributions	561	1,381	6,244	15,146
Shares redeemed	(2,330)	(21,238)	(26,334)	(229,590)
Net increase (decrease)	16	23,513	$(83)	$251,673
Class K6
Shares sold	192,210	1,007,042	$2,161,165	$10,781,619
Reinvestment of distributions	23,440	48,741	261,126	530,391
Shares redeemed	(1,045,012)	(540,452)	(11,818,476)	(5,869,921)
Net increase (decrease)	(829,362)	515,331	$(9,396,185)	$5,442,089
Class I
Shares sold	47,572	36,211	$538,901	$392,567
Reinvestment of distributions	590	2,495	6,571	27,076
Shares redeemed	(32,233)	(31,471)	(360,301)	(338,148)
Net increase (decrease)	15,929	7,235	$185,171	$81,495
Class Z
Shares sold	–	20,032	$–	$216,014
Reinvestment of distributions	144	316	1,609	3,424
Shares redeemed	–	(14,131)	–	(154,976)
Net increase (decrease)	144	6,217	$1,609	$64,462
Class Z6
Shares sold	153,451	108	$1,715,750	$1,179
Reinvestment of distributions	155	343	1,732	3,722
Shares redeemed	(108)	(4)	(1,209)	(40)
Net increase (decrease)	153,498	447	$1,716,273	$4,861
Premier Class(a)
Shares sold	954,432	–	$10,801,515	$–
Reinvestment of distributions	123	–	1,374	–
Shares redeemed	(61,492)	–	(695,786)	–
Net increase (decrease)	893,063	–	$10,107,103	$–
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	1,492	71,441	$17,067	$738,761
Reinvestment of distributions	1,500	2,486	16,910	26,980
Shares redeemed	(34,011)	(10,349)	(384,281)	(111,790)
Net increase (decrease)	(31,019)	63,578	$(350,304)	$653,951
Class M
Shares sold	808	8,968	$9,150	$93,882
Reinvestment of distributions	622	984	7,012	10,695
Shares redeemed	(3,277)	(2,943)	(37,461)	(32,780)
Net increase (decrease)	(1,847)	7,009	$(21,299)	$71,797
Class C
Shares sold	–	14,178	$–	$150,459
Reinvestment of distributions	397	608	4,455	6,665
Shares redeemed	(1)	(5,476)	(15)	(59,005)
Net increase (decrease)	396	9,310	$4,440	$98,119
Fidelity Freedom Blend 2010 Fund
Shares sold	140,822	325,624	$1,605,173	$3,507,420
Reinvestment of distributions	8,748	12,315	98,682	134,742
Shares redeemed	(79,084)	(164,241)	(893,970)	(1,818,468)
Net increase (decrease)	70,486	173,698	$809,885	$1,823,694
Class K
Shares sold	37,325	47,839	$423,498	$532,618
Reinvestment of distributions	13,570	23,846	153,471	259,643
Shares redeemed	(4,287)	(37,609)	(48,598)	(397,419)
Net increase (decrease)	46,608	34,076	$528,371	$394,842
Class K6
Shares sold	744,456	1,820,261	$8,564,314	$19,267,788
Reinvestment of distributions	115,245	203,724	1,304,570	2,224,771
Shares redeemed	(3,839,645)	(1,225,461)	(44,167,808)	(13,344,262)
Net increase (decrease)	(2,979,944)	798,524	$(34,298,924)	$8,148,297
Class I
Shares sold	132,250	48,941	$1,523,616	$512,741
Reinvestment of distributions	2,046	2,523	23,116	27,543
Shares redeemed	(7,287)	(16,872)	(83,447)	(183,765)
Net increase (decrease)	127,009	34,592	$1,463,285	$356,519
Class Z
Shares sold	–	11,151	$–	$124,418
Reinvestment of distributions	220	390	2,486	4,254
Shares redeemed	(5,704)	–	(64,554)	–
Net increase (decrease)	(5,484)	11,541	$(62,068)	$128,672
Class Z6
Shares sold	261,412	66,542	$2,971,350	$724,009
Reinvestment of distributions	1,562	2,600	17,703	28,762
Shares redeemed	(34,278)	(20,319)	(391,326)	(230,458)
Net increase (decrease)	228,696	48,823	$2,597,727	$522,313
Premier Class(a)
Shares sold	3,294,658	–	$37,952,607	$–
Reinvestment of distributions	176	–	1,989	–
Shares redeemed	(59,756)	–	(689,880)	–
Net increase (decrease)	3,235,078	–	$37,264,716	$–
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	5,764	22,780	$66,863	$225,650
Reinvestment of distributions	1,280	2,247	14,640	24,467
Shares redeemed	(6,075)	(6,595)	(70,151)	(72,394)
Net increase (decrease)	969	18,432	$11,352	$177,723
Class M
Shares sold	30,353	49,411	$350,018	$563,497
Reinvestment of distributions	1,432	596	16,350	6,554
Shares redeemed	(30,584)	(18)	(352,818)	(203)
Net increase (decrease)	1,201	49,989	$13,550	$569,848
Class C
Shares sold	25,900	18,999	$295,956	$190,458
Reinvestment of distributions	1,665	2,168	18,880	23,534
Shares redeemed	(1,615)	(3,300)	(18,346)	(36,390)
Net increase (decrease)	25,950	17,867	$296,490	$177,602
Fidelity Freedom Blend 2015 Fund
Shares sold	383,701	1,030,787	$4,441,061	$11,403,444
Reinvestment of distributions	24,165	36,310	276,446	395,121
Shares redeemed	(247,396)	(906,644)	(2,869,978)	(9,932,278)
Net increase (decrease)	160,470	160,453	$1,847,529	$1,866,287
Class K
Shares sold	168,863	100,377	$1,946,132	$1,100,701
Reinvestment of distributions	11,500	21,979	131,906	238,094
Shares redeemed	(53,927)	(313,177)	(626,900)	(3,288,291)
Net increase (decrease)	126,436	(190,821)	$1,451,138	$(1,949,496)
Class K6
Shares sold	1,807,406	5,034,639	$21,030,721	$53,169,125
Reinvestment of distributions	458,635	774,488	5,265,129	8,475,902
Shares redeemed	(12,701,196)	(4,695,026)	(148,443,399)	(51,315,780)
Net increase (decrease)	(10,435,155)	1,114,101	$(122,147,549)	$10,329,247
Class I
Shares sold	283,146	222,844	$3,323,548	$2,306,146
Reinvestment of distributions	11,529	18,225	132,008	197,917
Shares redeemed	(39,754)	(145,309)	(459,092)	(1,592,292)
Net increase (decrease)	254,921	95,760	$2,996,464	$911,771
Class Z
Reinvestment of distributions	272	443	$3,129	$4,851
Net increase (decrease)	272	443	$3,129	$4,851
Class Z6
Shares sold	2,447,841	115,561	$28,228,044	$1,267,695
Reinvestment of distributions	3,791	5,640	43,488	62,473
Shares redeemed	(317,388)	(39,083)	(3,663,911)	(429,587)
Net increase (decrease)	2,134,244	82,118	$24,607,621	$900,581
Premier Class(a)
Shares sold	11,159,500	–	$130,565,369	$–
Reinvestment of distributions	219	–	2,511	–
Shares redeemed	(378,432)	–	(4,447,291)	–
Net increase (decrease)	10,781,287	–	$126,120,589	$–
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	241,152	278,275	$2,814,541	$3,089,264
Reinvestment of distributions	6,130	10,433	72,086	116,447
Shares redeemed	(79,994)	(157,237)	(943,130)	(1,763,914)
Net increase (decrease)	167,288	131,471	$1,943,497	$1,441,797
Class M
Shares sold	10,314	108,998	$122,386	$1,232,361
Reinvestment of distributions	2,664	2,328	31,277	26,115
Shares redeemed	(17,797)	(16,410)	(211,417)	(186,238)
Net increase (decrease)	(4,819)	94,916	$(57,754)	$1,072,238
Class C
Shares sold	28,956	59,657	$340,015	$634,219
Reinvestment of distributions	2,311	2,973	26,989	32,784
Shares redeemed	(21,539)	(18,186)	(249,979)	(203,010)
Net increase (decrease)	9,728	44,444	$117,025	$463,993
Fidelity Freedom Blend 2020 Fund
Shares sold	1,493,385	3,368,825	$17,724,530	$37,375,799
Reinvestment of distributions	66,870	109,072	787,062	1,208,398
Shares redeemed	(1,030,228)	(2,660,472)	(12,212,145)	(29,435,131)
Net increase (decrease)	530,027	817,425	$6,299,447	$9,149,066
Class K
Shares sold	334,027	559,013	$3,959,663	$6,209,161
Reinvestment of distributions	53,483	107,013	631,099	1,178,680
Shares redeemed	(108,340)	(867,863)	(1,294,464)	(9,058,786)
Net increase (decrease)	279,170	(201,837)	$3,296,298	$(1,670,945)
Class K6
Shares sold	6,959,662	18,252,762	$83,396,561	$193,645,477
Reinvestment of distributions	1,380,102	2,565,952	16,312,803	28,438,532
Shares redeemed	(42,081,948)	(13,293,126)	(506,809,747)	(146,192,959)
Net increase (decrease)	(33,742,184)	7,525,588	$(407,100,383)	$75,891,050
Class I
Shares sold	665,059	398,942	$8,025,934	$4,260,440
Reinvestment of distributions	16,350	33,056	192,761	366,060
Shares redeemed	(126,175)	(252,106)	(1,498,633)	(2,772,460)
Net increase (decrease)	555,234	179,892	$6,720,062	$1,854,040
Class Z
Shares sold	67,555	–	$811,105	$–
Reinvestment of distributions	1,794	536	21,207	5,929
Shares redeemed	(4,706)	–	(56,475)	–
Net increase (decrease)	64,643	536	$775,837	$5,929
Class Z6
Shares sold	3,405,501	201,311	$40,481,632	$2,247,340
Reinvestment of distributions	9,188	10,815	108,602	120,442
Shares redeemed	(318,028)	(82,615)	(3,785,853)	(937,293)
Net increase (decrease)	3,096,661	129,511	$36,804,381	$1,430,489
Premier Class(a)
Shares sold	37,088,201	–	$447,284,015	$–
Reinvestment of distributions	200	–	2,362	–
Shares redeemed	(1,519,014)	–	(18,343,160)	–
Net increase (decrease)	35,569,387	–	$428,943,217	$–
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	309,494	231,576	$3,678,043	$2,498,355
Reinvestment of distributions	6,266	12,116	74,820	135,485
Shares redeemed	(84,859)	(110,944)	(1,028,759)	(1,200,049)
Net increase (decrease)	230,901	132,748	$2,724,104	$1,433,791
Class M
Shares sold	6,693	118,505	$81,585	$1,300,045
Reinvestment of distributions	2,805	4,766	33,694	53,311
Shares redeemed	(11,255)	(64,126)	(136,428)	(752,618)
Net increase (decrease)	(1,757)	59,145	$(21,149)	$600,738
Class C
Shares sold	28,387	85,736	$339,652	$896,555
Reinvestment of distributions	2,120	3,178	25,142	35,148
Shares redeemed	(5,132)	(31,717)	(61,301)	(343,248)
Net increase (decrease)	25,375	57,197	$303,493	$588,455
Fidelity Freedom Blend 2025 Fund
Shares sold	1,613,663	3,086,328	$19,448,252	$34,224,076
Reinvestment of distributions	73,527	132,525	878,645	1,475,891
Shares redeemed	(1,312,722)	(1,866,188)	(15,875,850)	(20,480,296)
Net increase (decrease)	374,468	1,352,665	$4,451,047	$15,219,671
Class K
Shares sold	628,166	815,369	$7,575,546	$9,135,853
Reinvestment of distributions	53,731	119,983	643,165	1,328,142
Shares redeemed	(101,507)	(852,815)	(1,227,876)	(8,946,163)
Net increase (decrease)	580,390	82,537	$6,990,835	$1,517,832
Class K6
Shares sold	15,144,547	30,668,060	$183,878,764	$324,651,986
Reinvestment of distributions	1,814,469	3,662,079	21,773,623	40,753,859
Shares redeemed	(60,746,478)	(13,008,845)	(743,151,498)	(142,611,587)
Net increase (decrease)	(43,787,462)	21,321,294	$(537,499,111)	$222,794,258
Class I
Shares sold	798,613	1,899,911	$9,779,921	$19,110,228
Reinvestment of distributions	41,289	87,154	493,401	959,802
Shares redeemed	(172,699)	(742,591)	(2,083,008)	(8,182,270)
Net increase (decrease)	667,203	1,244,474	$8,190,314	$11,887,760
Class Z
Shares sold	266,054	–	$3,225,308	$–
Reinvestment of distributions	4,606	474	55,231	5,255
Shares redeemed	(11,963)	–	(145,857)	–
Net increase (decrease)	258,697	474	$3,134,682	$5,255
Class Z6
Shares sold	8,552,158	419,482	$103,132,624	$4,789,505
Reinvestment of distributions	15,458	24,446	185,191	272,725
Shares redeemed	(407,804)	(108,195)	(4,930,511)	(1,166,354)
Net increase (decrease)	8,159,812	335,733	$98,387,304	$3,895,876
Premier Class(a)
Shares sold	55,416,612	–	$678,301,901	$–
Reinvestment of distributions	167	–	2,000	–
Shares redeemed	(1,250,653)	–	(15,280,765)	–
Net increase (decrease)	54,166,126	–	$663,023,136	$–
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	332,192	454,122	$4,014,790	$5,029,304
Reinvestment of distributions	10,055	15,071	120,857	168,878
Shares redeemed	(26,808)	(160,781)	(321,177)	(1,753,468)
Net increase (decrease)	315,439	308,412	$3,814,470	$3,444,714
Class M
Shares sold	29,711	92,691	$361,710	$1,033,270
Reinvestment of distributions	3,630	6,125	43,670	68,058
Shares redeemed	(22,824)	(13,698)	(277,464)	(153,729)
Net increase (decrease)	10,517	85,118	$127,916	$947,599
Class C
Shares sold	21,032	224,077	$252,982	$2,292,531
Reinvestment of distributions	4,749	9,238	56,706	101,064
Shares redeemed	(27,710)	(88,801)	(331,963)	(936,801)
Net increase (decrease)	(1,929)	144,514	$(22,275)	$1,456,794
Fidelity Freedom Blend 2030 Fund
Shares sold	1,176,570	1,448,652	$14,329,095	$15,812,844
Reinvestment of distributions	55,681	108,204	671,517	1,198,805
Shares redeemed	(350,395)	(854,989)	(4,293,255)	(9,039,662)
Net increase (decrease)	881,856	701,867	$10,707,357	$7,971,987
Class K
Shares sold	653,115	696,511	$7,934,189	$7,684,693
Reinvestment of distributions	53,874	118,617	650,793	1,307,651
Shares redeemed	(144,185)	(590,584)	(1,769,830)	(6,065,281)
Net increase (decrease)	562,804	224,544	$6,815,152	$2,927,063
Class K6
Shares sold	16,307,284	30,060,192	$199,766,000	$315,433,952
Reinvestment of distributions	1,963,725	3,995,352	23,761,069	44,309,572
Shares redeemed	(64,697,519)	(9,722,328)	(799,610,790)	(105,348,399)
Net increase (decrease)	(46,426,510)	24,333,216	$(576,083,721)	$254,395,125
Class I
Shares sold	1,312,232	1,662,604	$16,217,939	$17,087,189
Reinvestment of distributions	52,306	103,115	630,806	1,140,293
Shares redeemed	(258,714)	(340,830)	(3,153,723)	(3,646,619)
Net increase (decrease)	1,105,824	1,424,889	$13,695,022	$14,580,863
Class Z
Shares sold	413,519	7,726	$5,055,816	$83,970
Reinvestment of distributions	8,673	898	104,861	9,907
Shares redeemed	(20,315)	–	(250,485)	–
Net increase (decrease)	401,877	8,624	$4,910,192	$93,877
Class Z6
Shares sold	5,512,082	317,050	$67,246,621	$3,538,839
Reinvestment of distributions	11,750	25,180	142,181	279,395
Shares redeemed	(305,020)	(222,013)	(3,776,917)	(2,387,003)
Net increase (decrease)	5,218,812	120,217	$63,611,885	$1,431,231
Premier Class(a)
Shares sold	61,294,486	–	$758,234,808	$–
Reinvestment of distributions	170	–	2,060	–
Shares redeemed	(785,037)	–	(9,723,733)	–
Net increase (decrease)	60,509,619	–	$748,513,135	$–
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	141,938	98,148	$1,770,730	$1,034,436
Reinvestment of distributions	3,811	7,267	47,219	81,391
Shares redeemed	(13,122)	(25,410)	(164,668)	(278,150)
Net increase (decrease)	132,627	80,005	$1,653,281	$837,677
Class M
Shares sold	25,916	76,987	$324,912	$846,594
Reinvestment of distributions	1,475	3,816	18,216	43,152
Shares redeemed	(11,245)	(41,352)	(139,726)	(494,143)
Net increase (decrease)	16,146	39,451	$203,402	$395,603
Class C
Shares sold	35,580	95,363	$438,494	$1,008,030
Reinvestment of distributions	2,642	3,766	32,475	42,230
Shares redeemed	(11,152)	(17,733)	(137,857)	(199,046)
Net increase (decrease)	27,070	81,396	$333,112	$851,214
Fidelity Freedom Blend 2035 Fund
Shares sold	786,512	1,748,448	$9,859,167	$19,510,483
Reinvestment of distributions	64,989	124,374	806,514	1,387,247
Shares redeemed	(367,640)	(484,145)	(4,603,015)	(5,409,394)
Net increase (decrease)	483,861	1,388,677	$6,062,666	$15,488,336
Class K
Shares sold	582,413	618,688	$7,283,501	$6,924,881
Reinvestment of distributions	43,263	93,889	537,758	1,034,516
Shares redeemed	(116,104)	(553,741)	(1,471,088)	(5,424,055)
Net increase (decrease)	509,572	158,836	$6,350,171	$2,535,342
Class K6
Shares sold	14,691,048	26,242,237	$185,501,505	$276,687,978
Reinvestment of distributions	1,923,824	4,016,752	23,970,850	44,547,977
Shares redeemed	(63,252,361)	(9,529,375)	(805,253,619)	(102,470,993)
Net increase (decrease)	(46,637,489)	20,729,614	$(595,781,264)	$218,764,962
Class I
Shares sold	894,352	900,947	$11,382,823	$8,938,182
Reinvestment of distributions	32,528	60,506	403,668	666,837
Shares redeemed	(74,342)	(218,831)	(932,038)	(2,202,323)
Net increase (decrease)	852,538	742,622	$10,854,453	$7,402,696
Class Z
Shares sold	106,660	302	$1,341,175	$3,649
Reinvestment of distributions	2,598	1,383	32,314	15,254
Shares redeemed	(13,275)	–	(168,142)	–
Net increase (decrease)	95,983	1,685	$1,205,347	$18,903
Class Z6
Shares sold	6,455,703	261,889	$81,083,337	$2,949,996
Reinvestment of distributions	11,541	19,414	143,570	217,287
Shares redeemed	(454,036)	(60,687)	(5,745,091)	(665,901)
Net increase (decrease)	6,013,208	220,616	$75,481,816	$2,501,382
Premier Class(a)
Shares sold	61,053,176	–	$778,451,577	$–
Reinvestment of distributions	173	–	2,152	–
Shares redeemed	(518,721)	–	(6,599,906)	–
Net increase (decrease)	60,534,628	–	$771,853,823	$–
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	166,724	157,894	$2,092,789	$1,701,727
Reinvestment of distributions	5,128	7,982	64,765	90,051
Shares redeemed	(13,694)	(17,480)	(173,135)	(201,508)
Net increase (decrease)	158,158	148,396	$1,984,419	$1,590,270
Class M
Shares sold	9,528	32,527	$121,433	$350,440
Reinvestment of distributions	1,451	2,672	18,311	29,927
Shares redeemed	(5,158)	(3,898)	(65,795)	(47,397)
Net increase (decrease)	5,821	31,301	$73,949	$332,970
Class C
Shares sold	24,574	90,582	$310,822	$925,575
Reinvestment of distributions	2,626	4,449	32,881	49,879
Shares redeemed	(9,062)	(18,837)	(113,654)	(200,778)
Net increase (decrease)	18,138	76,194	$230,049	$774,676
Fidelity Freedom Blend 2040 Fund
Shares sold	1,098,994	1,148,892	$14,111,170	$12,693,716
Reinvestment of distributions	61,066	113,489	773,711	1,264,619
Shares redeemed	(331,481)	(365,267)	(4,228,624)	(3,872,465)
Net increase (decrease)	828,579	897,114	$10,656,257	$10,085,870
Class K
Shares sold	611,919	516,228	$7,802,638	$5,763,100
Reinvestment of distributions	35,216	80,647	446,896	883,718
Shares redeemed	(116,030)	(849,962)	(1,509,214)	(8,414,711)
Net increase (decrease)	531,105	(253,087)	$6,740,320	$(1,767,893)
Class K6
Shares sold	12,393,874	22,099,060	$159,703,816	$234,086,978
Reinvestment of distributions	1,805,475	3,646,821	22,965,646	40,625,180
Shares redeemed	(57,055,556)	(8,197,139)	(742,164,976)	(87,746,957)
Net increase (decrease)	(42,856,207)	17,548,742	$(559,495,514)	$186,965,201
Class I
Shares sold	654,400	532,526	$8,421,161	$5,379,555
Reinvestment of distributions	24,623	43,104	311,979	480,886
Shares redeemed	(75,801)	(106,183)	(974,683)	(1,114,128)
Net increase (decrease)	603,222	469,447	$7,758,457	$4,746,313
Class Z
Shares sold	287,159	–	$3,689,890	$–
Reinvestment of distributions	6,728	557	85,511	6,183
Shares redeemed	(14,559)	–	(188,836)	–
Net increase (decrease)	279,328	557	$3,586,565	$6,183
Class Z6
Shares sold	3,615,335	164,379	$46,461,141	$1,896,486
Reinvestment of distributions	6,528	12,029	83,032	134,741
Shares redeemed	(311,356)	(84,821)	(4,015,627)	(910,342)
Net increase (decrease)	3,310,507	91,587	$42,528,546	$1,120,885
Premier Class(a)
Shares sold	54,768,220	–	$713,096,928	$–
Reinvestment of distributions	178	–	2,262	–
Shares redeemed	(354,406)	–	(4,619,033)	–
Net increase (decrease)	54,413,992	–	$708,480,157	$–
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	61,246	93,659	$778,339	$1,016,138
Reinvestment of distributions	3,576	6,337	45,241	70,620
Shares redeemed	(9,176)	(40,716)	(117,602)	(442,138)
Net increase (decrease)	55,646	59,280	$705,978	$644,620
Class M
Shares sold	17,483	23,703	$222,420	$257,491
Reinvestment of distributions	3,093	6,560	39,039	72,607
Shares redeemed	(7,058)	(19,491)	(90,226)	(198,419)
Net increase (decrease)	13,518	10,772	$171,233	$131,679
Class C
Shares sold	86,489	68,867	$1,088,215	$716,112
Reinvestment of distributions	2,840	3,656	35,583	41,341
Shares redeemed	(5,620)	(9,421)	(71,494)	(109,061)
Net increase (decrease)	83,709	63,102	$1,052,304	$648,392
Fidelity Freedom Blend 2045 Fund
Shares sold	595,768	839,531	$7,616,581	$9,001,204
Reinvestment of distributions	43,108	81,575	546,613	909,988
Shares redeemed	(221,547)	(313,385)	(2,838,151)	(3,342,716)
Net increase (decrease)	417,329	607,721	$5,325,043	$6,568,476
Class K
Shares sold	485,171	627,503	$6,206,462	$7,060,709
Reinvestment of distributions	35,457	80,356	449,951	886,361
Shares redeemed	(217,433)	(694,235)	(2,812,111)	(6,755,235)
Net increase (decrease)	303,195	13,624	$3,844,302	$1,191,835
Class K6
Shares sold	13,171,099	18,821,134	$169,721,451	$199,128,585
Reinvestment of distributions	1,542,549	3,106,858	19,621,224	34,613,340
Shares redeemed	(50,932,295)	(7,078,985)	(662,691,013)	(76,328,330)
Net increase (decrease)	(36,218,647)	14,849,007	$(473,348,338)	$157,413,595
Class I
Shares sold	514,488	467,538	$6,636,170	$4,719,431
Reinvestment of distributions	19,925	38,374	252,451	428,586
Shares redeemed	(37,806)	(71,993)	(478,814)	(788,578)
Net increase (decrease)	496,607	433,919	$6,409,807	$4,359,439
Class Z
Shares sold	199,796	15,658	$2,561,749	$188,660
Reinvestment of distributions	4,294	604	54,575	6,722
Shares redeemed	(14,258)	(657)	(184,561)	(6,840)
Net increase (decrease)	189,832	15,605	$2,431,763	$188,542
Class Z6
Shares sold	3,306,327	274,215	$42,409,871	$3,194,080
Reinvestment of distributions	7,663	10,704	97,395	120,631
Shares redeemed	(278,173)	(75,241)	(3,566,099)	(855,454)
Net increase (decrease)	3,035,817	209,678	$38,941,167	$2,459,257
Premier Class(a)
Shares sold	49,556,659	–	$645,255,464	$–
Reinvestment of distributions	177	–	2,246	–
Shares redeemed	(426,329)	–	(5,563,123)	–
Net increase (decrease)	49,130,507	–	$639,694,587	$–
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	116,119	113,331	$1,460,903	$1,241,611
Reinvestment of distributions	3,992	6,047	50,455	68,023
Shares redeemed	(12,039)	(25,431)	(153,710)	(296,761)
Net increase (decrease)	108,072	93,947	$1,357,648	$1,012,873
Class M
Shares sold	15,981	29,385	$204,030	$324,443
Reinvestment of distributions	1,233	2,172	15,533	24,168
Shares redeemed	(2,526)	(11,442)	(32,138)	(137,157)
Net increase (decrease)	14,688	20,115	$187,425	$211,454
Class C
Shares sold	21,090	60,198	$266,329	$641,066
Reinvestment of distributions	1,694	3,135	21,195	34,540
Shares redeemed	(5,578)	(37,377)	(70,702)	(405,588)
Net increase (decrease)	17,206	25,956	$216,822	$270,018
Fidelity Freedom Blend 2050 Fund
Shares sold	784,050	1,412,929	$10,013,490	$15,547,970
Reinvestment of distributions	48,225	85,755	610,049	961,305
Shares redeemed	(274,619)	(410,757)	(3,502,289)	(4,549,086)
Net increase (decrease)	557,656	1,087,927	$7,121,250	$11,960,189
Class K
Shares sold	369,194	394,842	$4,697,747	$4,382,580
Reinvestment of distributions	19,673	44,356	249,259	486,658
Shares redeemed	(161,218)	(531,894)	(2,109,226)	(5,174,594)
Net increase (decrease)	227,649	(92,696)	$2,837,780	$(305,356)
Class K6
Shares sold	11,940,817	17,154,415	$153,525,039	$179,714,856
Reinvestment of distributions	1,239,570	2,470,851	15,730,146	27,519,027
Shares redeemed	(39,459,560)	(5,741,358)	(512,146,539)	(61,039,314)
Net increase (decrease)	(26,279,173)	13,883,908	$(342,891,354)	$146,194,569
Class I
Shares sold	536,076	250,536	$6,860,235	$2,644,872
Reinvestment of distributions	16,398	26,352	207,430	294,662
Shares redeemed	(50,350)	(76,080)	(641,284)	(834,701)
Net increase (decrease)	502,124	200,808	$6,426,381	$2,104,833
Class Z
Shares sold	163,178	–	$2,091,867	$–
Reinvestment of distributions	3,657	542	46,406	6,016
Shares redeemed	(20,983)	–	(268,927)	–
Net increase (decrease)	145,852	542	$1,869,346	$6,016
Class Z6
Shares sold	2,226,724	159,741	$28,566,312	$1,805,963
Reinvestment of distributions	8,549	15,508	108,485	173,331
Shares redeemed	(123,040)	(46,920)	(1,587,802)	(500,702)
Net increase (decrease)	2,112,233	128,329	$27,086,995	$1,478,592
Premier Class(a)
Shares sold	37,994,094	–	$493,566,423	$–
Reinvestment of distributions	171	–	2,174	–
Shares redeemed	(373,542)	–	(4,870,384)	–
Net increase (decrease)	37,620,723	–	$488,698,213	$–
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	59,133	71,346	$747,493	$763,966
Reinvestment of distributions	2,159	4,242	27,394	48,262
Shares redeemed	(15,242)	(17,605)	(196,135)	(208,935)
Net increase (decrease)	46,050	57,983	$578,752	$603,293
Class M
Shares sold	16,315	28,746	$208,904	$305,499
Reinvestment of distributions	1,109	2,037	14,035	23,005
Shares redeemed	(10,620)	(6,153)	(135,815)	(66,407)
Net increase (decrease)	6,804	24,630	$87,124	$262,097
Class C
Shares sold	10,919	19,514	$138,611	$214,067
Reinvestment of distributions	654	1,100	8,229	12,301
Shares redeemed	(4,138)	(7,188)	(52,752)	(84,097)
Net increase (decrease)	7,435	13,426	$94,088	$142,271
Fidelity Freedom Blend 2055 Fund
Shares sold	328,253	566,903	$4,224,929	$6,100,481
Reinvestment of distributions	23,525	42,059	299,468	475,150
Shares redeemed	(78,173)	(122,667)	(1,006,914)	(1,317,151)
Net increase (decrease)	273,605	486,295	$3,517,483	$5,258,480
Class K
Shares sold	258,346	290,643	$3,306,390	$3,192,388
Reinvestment of distributions	11,945	26,567	152,185	296,213
Shares redeemed	(115,122)	(314,831)	(1,504,575)	(3,126,380)
Net increase (decrease)	155,169	2,379	$1,954,000	$362,221
Class K6
Shares sold	7,901,819	11,345,541	$102,063,486	$118,727,537
Reinvestment of distributions	644,723	1,219,504	8,226,668	13,744,285
Shares redeemed	(18,132,627)	(3,546,758)	(236,564,554)	(38,257,443)
Net increase (decrease)	(9,586,085)	9,018,287	$(126,274,400)	$94,214,379
Class I
Shares sold	486,047	163,754	$6,256,114	$1,746,568
Reinvestment of distributions	9,169	13,854	116,722	156,276
Shares redeemed	(27,266)	(76,850)	(353,151)	(858,570)
Net increase (decrease)	467,950	100,758	$6,019,685	$1,044,274
Class Z
Shares sold	110,416	6,400	$1,423,434	$77,500
Reinvestment of distributions	2,557	510	32,624	5,718
Shares redeemed	(15,345)	–	(199,543)	–
Net increase (decrease)	97,628	6,910	$1,256,515	$83,218
Class Z6
Shares sold	1,326,758	182,076	$17,136,472	$2,109,248
Reinvestment of distributions	5,717	7,124	72,897	81,141
Shares redeemed	(60,942)	(23,921)	(789,808)	(267,644)
Net increase (decrease)	1,271,533	165,279	$16,419,561	$1,922,745
Premier Class(a)
Shares sold	17,302,917	–	$225,993,217	$–
Reinvestment of distributions	166	–	2,116	–
Shares redeemed	(204,128)	–	(2,667,980)	–
Net increase (decrease)	17,098,955	–	$223,327,353	$–
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	38,038	65,312	$491,166	$714,708
Reinvestment of distributions	1,796	3,398	23,011	38,825
Shares redeemed	(11,628)	(30,838)	(150,353)	(348,582)
Net increase (decrease)	28,206	37,872	$363,824	$404,951
Class M
Shares sold	11,830	15,597	$152,305	$169,875
Reinvestment of distributions	621	1,174	7,925	13,370
Shares redeemed	(5,547)	(4,222)	(71,180)	(45,371)
Net increase (decrease)	6,904	12,549	$89,050	$137,874
Class C
Shares sold	10,429	17,098	$132,965	$181,359
Reinvestment of distributions	752	1,321	9,539	14,892
Shares redeemed	(6,961)	(5,899)	(89,340)	(64,817)
Net increase (decrease)	4,220	12,520	$53,164	$131,434
Fidelity Freedom Blend 2060 Fund
Shares sold	383,786	257,189	$4,960,474	$2,815,658
Reinvestment of distributions	10,122	18,097	129,962	206,276
Shares redeemed	(57,211)	(62,792)	(741,067)	(677,248)
Net increase (decrease)	336,697	212,494	$4,349,369	$2,344,686
Class K
Shares sold	119,947	110,925	$1,549,878	$1,232,454
Reinvestment of distributions	3,745	7,137	48,124	81,145
Shares redeemed	(37,415)	(84,982)	(495,319)	(844,184)
Net increase (decrease)	86,277	33,080	$1,102,683	$469,415
Class K6
Shares sold	3,987,763	5,107,278	$52,012,810	$54,365,056
Reinvestment of distributions	191,011	335,311	2,458,312	3,843,006
Shares redeemed	(4,977,760)	(1,436,035)	(65,428,996)	(15,636,966)
Net increase (decrease)	(798,986)	4,006,554	$(10,957,874)	$42,571,096
Class I
Shares sold	208,816	99,838	$2,701,472	$1,077,146
Reinvestment of distributions	4,920	6,924	63,123	78,938
Shares redeemed	(12,730)	(53,196)	(160,978)	(577,268)
Net increase (decrease)	201,006	53,566	$2,603,617	$578,816
Class Z
Shares sold	19,525	53	$253,652	$636
Reinvestment of distributions	465	463	5,991	5,263
Shares redeemed	(1,432)	(53)	(18,775)	(642)
Net increase (decrease)	18,558	463	$240,868	$5,257
Class Z6
Shares sold	381,169	92,880	$4,966,418	$1,071,821
Reinvestment of distributions	2,510	–	32,304	40,627
Shares redeemed	(33,476)	(17,629)	(436,983)	(199,435)
Net increase (decrease)	350,203	78,775	$4,561,739	$913,013
Premier Class(a)
Shares sold	4,468,896	–	$58,903,877	$–
Reinvestment of distributions	152	–	1,951	–
Shares redeemed	(63,690)	–	(841,461)	–
Net increase (decrease)	4,405,358	–	$58,064,367	$–
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	20,641	22,167	$272,807	$255,173
Reinvestment of distributions	513	938	6,751	10,963
Shares redeemed	(5,568)	(4,534)	(74,206)	(50,817)
Net increase (decrease)	15,586	18,571	$205,352	$215,319
Class M
Shares sold	3,737	10,655	$49,549	$116,081
Reinvestment of distributions	347	815	4,558	9,480
Shares redeemed	(4,391)	(2,799)	(58,679)	(31,353)
Net increase (decrease)	(307)	8,671	$(4,572)	$94,208
Class C
Shares sold	8,091	14,552	$106,150	$161,619
Reinvestment of distributions	361	691	4,719	7,987
Shares redeemed	(3,556)	(6,847)	(46,963)	(77,908)
Net increase (decrease)	4,896	8,396	$63,906	$91,698
Fidelity Freedom Blend 2065 Fund
Shares sold	97,750	121,370	$1,300,962	$1,372,770
Reinvestment of distributions	1,846	3,296	24,344	38,785
Shares redeemed	(21,347)	(35,369)	(283,971)	(413,222)
Net increase (decrease)	78,249	89,297	$1,041,335	$998,333
Class K
Shares sold	20,085	13,080	$268,645	$154,165
Reinvestment of distributions	270	594	3,566	6,950
Shares redeemed	(6,594)	(7,259)	(89,574)	(87,502)
Net increase (decrease)	13,761	6,415	$182,637	$73,613
Class K6
Shares sold	734,405	731,468	$9,766,614	$8,304,080
Reinvestment of distributions	11,765	15,833	155,300	188,061
Shares redeemed	(493,268)	(176,977)	(6,636,258)	(2,044,398)
Net increase (decrease)	252,902	570,324	$3,285,656	$6,447,743
Class I
Shares sold	39,987	39,593	$531,335	$430,178
Reinvestment of distributions	682	743	9,001	8,712
Shares redeemed	(8,737)	(34,421)	(116,639)	(336,216)
Net increase (decrease)	31,932	5,915	$423,697	$102,674
Class Z
Shares sold	822	–	$11,164	$–
Reinvestment of distributions	150	409	1,977	4,765
Shares redeemed	–	–	(1)	–
Net increase (decrease)	972	409	$13,140	$4,765
Class Z6
Shares sold	46,585	8,857	$622,045	$107,657
Reinvestment of distributions	341	693	4,506	8,183
Shares redeemed	(8,686)	(8)	(116,990)	(87)
Net increase (decrease)	38,240	9,542	$509,561	$115,753
Premier Class(a)
Shares sold	379,220	–	$5,121,557	$–
Reinvestment of distributions	102	–	1,343	–
Shares redeemed	(17,011)	–	(228,284)	–
Net increase (decrease)	362,311	–	$4,894,616	$–

 (a) Share transactions for Premier Class are for the period April 6, 2021 (commencement of sale of shares) to September 30, 2021.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	11%	17%	16%	–	–	–	–
Fidelity Series Government Bond Index Fund	11%	17%	16%	–	–	–	–
Fidelity Series International Index Fund	–	–	11%	13%	13%	12%	–
Fidelity Series Investment Grade Securitized Fund	11%	17%	16%	–	–	–	–
Fidelity Series Large Cap Growth Index Fund	–	–	11%	14%	14%	12%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	59%
Fidelity Series Government Bond Index Fund	59%
Fidelity Series International Index Fund	83%
Fidelity Series Investment Grade Securitized Fund	59%
Fidelity Series Large Cap Growth Index Fund	85%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 to September 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period-B April 1, 2021 to September 30, 2021
Fidelity Freedom Blend Income Fund
Class A	.71%
Actual		$1,000.00	$1,025.00	$3.60
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class M	.96%
Actual		$1,000.00	$1,023.50	$4.87
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class C	1.46%
Actual		$1,000.00	$1,020.80	$7.40
Hypothetical-C		$1,000.00	$1,017.75	$7.39
Fidelity Freedom Blend Income Fund	.46%
Actual		$1,000.00	$1,026.00	$2.34
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K	.36%
Actual		$1,000.00	$1,025.70	$1.83
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Class K6	.26%
Actual		$1,000.00	$1,026.90	$1.32
Hypothetical-C		$1,000.00	$1,023.76	$1.32
Class I	.46%
Actual		$1,000.00	$1,025.30	$2.34
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class Z	.36%
Actual		$1,000.00	$1,025.80	$1.83
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Class Z6	.26%
Actual		$1,000.00	$1,026.40	$1.32
Hypothetical-C		$1,000.00	$1,023.76	$1.32
Premier Class	.24%
Actual		$1,000.00	$1,019.50	$1.18
Hypothetical-C		$1,000.00	$1,023.87	$1.22
Fidelity Freedom Blend 2005 Fund
Class A	.71%
Actual		$1,000.00	$1,026.30	$3.61
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class M	.96%
Actual		$1,000.00	$1,024.80	$4.87
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class C	1.46%
Actual		$1,000.00	$1,022.00	$7.40
Hypothetical-C		$1,000.00	$1,017.75	$7.39
Fidelity Freedom Blend 2005 Fund	.46%
Actual		$1,000.00	$1,027.20	$2.34
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class K	.36%
Actual		$1,000.00	$1,027.20	$1.83
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Class K6	.26%
Actual		$1,000.00	$1,028.40	$1.32
Hypothetical-C		$1,000.00	$1,023.76	$1.32
Class I	.46%
Actual		$1,000.00	$1,027.10	$2.34
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class Z	.36%
Actual		$1,000.00	$1,027.20	$1.83
Hypothetical-C		$1,000.00	$1,023.26	$1.83
Class Z6	.26%
Actual		$1,000.00	$1,028.40	$1.32
Hypothetical-C		$1,000.00	$1,023.76	$1.32
Premier Class	.24%
Actual		$1,000.00	$1,020.10	$1.18
Hypothetical-C		$1,000.00	$1,023.87	$1.22
Fidelity Freedom Blend 2010 Fund
Class A	.72%
Actual		$1,000.00	$1,029.80	$3.66
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class M	.97%
Actual		$1,000.00	$1,028.40	$4.93
Hypothetical-C		$1,000.00	$1,020.21	$4.91
Class C	1.47%
Actual		$1,000.00	$1,025.80	$7.47
Hypothetical-C		$1,000.00	$1,017.70	$7.44
Fidelity Freedom Blend 2010 Fund	.47%
Actual		$1,000.00	$1,030.60	$2.39
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class K	.37%
Actual		$1,000.00	$1,031.50	$1.88
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Class K6	.27%
Actual		$1,000.00	$1,031.80	$1.38
Hypothetical-C		$1,000.00	$1,023.71	$1.37
Class I	.47%
Actual		$1,000.00	$1,031.50	$2.39
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Class Z	.37%
Actual		$1,000.00	$1,031.70	$1.88
Hypothetical-C		$1,000.00	$1,023.21	$1.88
Class Z6	.27%
Actual		$1,000.00	$1,032.60	$1.38
Hypothetical-C		$1,000.00	$1,023.71	$1.37
Premier Class	.24%
Actual		$1,000.00	$1,021.80	$1.18
Hypothetical-C		$1,000.00	$1,023.87	$1.22
Fidelity Freedom Blend 2015 Fund
Class A	.73%
Actual		$1,000.00	$1,034.30	$3.72
Hypothetical-C		$1,000.00	$1,021.41	$3.70
Class M	.98%
Actual		$1,000.00	$1,032.60	$4.99
Hypothetical-C		$1,000.00	$1,020.16	$4.96
Class C	1.48%
Actual		$1,000.00	$1,030.10	$7.53
Hypothetical-C		$1,000.00	$1,017.65	$7.49
Fidelity Freedom Blend 2015 Fund	.48%
Actual		$1,000.00	$1,035.70	$2.45
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class K	.38%
Actual		$1,000.00	$1,035.80	$1.94
Hypothetical-C		$1,000.00	$1,023.16	$1.93
Class K6	.28%
Actual		$1,000.00	$1,036.90	$1.43
Hypothetical-C		$1,000.00	$1,023.66	$1.42
Class I	.48%
Actual		$1,000.00	$1,034.70	$2.45
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Class Z	.38%
Actual		$1,000.00	$1,035.70	$1.94
Hypothetical-C		$1,000.00	$1,023.16	$1.93
Class Z6	.28%
Actual		$1,000.00	$1,037.00	$1.43
Hypothetical-C		$1,000.00	$1,023.66	$1.42
Premier Class	.24%
Actual		$1,000.00	$1,024.40	$1.18
Hypothetical-C		$1,000.00	$1,023.87	$1.22
Fidelity Freedom Blend 2020 Fund
Class A	.74%
Actual		$1,000.00	$1,037.70	$3.78
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class M	.99%
Actual		$1,000.00	$1,035.50	$5.05
Hypothetical-C		$1,000.00	$1,020.10	$5.01
Class C	1.49%
Actual		$1,000.00	$1,033.90	$7.60
Hypothetical-C		$1,000.00	$1,017.60	$7.54
Fidelity Freedom Blend 2020 Fund	.49%
Actual		$1,000.00	$1,039.30	$2.50
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Class K	.39%
Actual		$1,000.00	$1,039.30	$1.99
Hypothetical-C		$1,000.00	$1,023.11	$1.98
Class K6	.29%
Actual		$1,000.00	$1,040.30	$1.48
Hypothetical-C		$1,000.00	$1,023.61	$1.47
Class I	.49%
Actual		$1,000.00	$1,038.90	$2.50
Hypothetical-C		$1,000.00	$1,022.61	$2.48
Class Z	.39%
Actual		$1,000.00	$1,040.10	$1.99
Hypothetical-C		$1,000.00	$1,023.11	$1.98
Class Z6	.29%
Actual		$1,000.00	$1,039.60	$1.48
Hypothetical-C		$1,000.00	$1,023.61	$1.47
Premier Class	.25%
Actual		$1,000.00	$1,025.40	$1.23
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Fidelity Freedom Blend 2025 Fund
Class A	.75%
Actual		$1,000.00	$1,040.60	$3.84
Hypothetical-C		$1,000.00	$1,021.31	$3.80
Class M	1.00%
Actual		$1,000.00	$1,038.90	$5.11
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class C	1.50%
Actual		$1,000.00	$1,036.70	$7.66
Hypothetical-C		$1,000.00	$1,017.55	$7.59
Fidelity Freedom Blend 2025 Fund	.50%
Actual		$1,000.00	$1,041.30	$2.56
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class K	.40%
Actual		$1,000.00	$1,042.20	$2.05
Hypothetical-C		$1,000.00	$1,023.06	$2.03
Class K6	.30%
Actual		$1,000.00	$1,043.30	$1.54
Hypothetical-C		$1,000.00	$1,023.56	$1.52
Class I	.50%
Actual		$1,000.00	$1,042.00	$2.56
Hypothetical-C		$1,000.00	$1,022.56	$2.54
Class Z	.40%
Actual		$1,000.00	$1,042.30	$2.05
Hypothetical-C		$1,000.00	$1,023.06	$2.03
Class Z6	.30%
Actual		$1,000.00	$1,042.50	$1.54
Hypothetical-C		$1,000.00	$1,023.56	$1.52
Premier Class	.25%
Actual		$1,000.00	$1,026.80	$1.24
Hypothetical-C		$1,000.00	$1,023.82	$1.27
Fidelity Freedom Blend 2030 Fund
Class A	.77%
Actual		$1,000.00	$1,043.90	$3.95
Hypothetical-C		$1,000.00	$1,021.21	$3.90
Class M	1.02%
Actual		$1,000.00	$1,042.30	$5.22
Hypothetical-C		$1,000.00	$1,019.95	$5.17
Class C	1.52%
Actual		$1,000.00	$1,040.80	$7.78
Hypothetical-C		$1,000.00	$1,017.45	$7.69
Fidelity Freedom Blend 2030 Fund	.52%
Actual		$1,000.00	$1,045.10	$2.67
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class K	.42%
Actual		$1,000.00	$1,045.20	$2.15
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Class K6	.32%
Actual		$1,000.00	$1,046.40	$1.64
Hypothetical-C		$1,000.00	$1,023.46	$1.62
Class I	.52%
Actual		$1,000.00	$1,045.10	$2.67
Hypothetical-C		$1,000.00	$1,022.46	$2.64
Class Z	.42%
Actual		$1,000.00	$1,045.30	$2.15
Hypothetical-C		$1,000.00	$1,022.96	$2.13
Class Z6	.32%
Actual		$1,000.00	$1,046.30	$1.64
Hypothetical-C		$1,000.00	$1,023.46	$1.62
Premier Class	.26%
Actual		$1,000.00	$1,029.00	$1.29
Hypothetical-C		$1,000.00	$1,023.76	$1.32
Fidelity Freedom Blend 2035 Fund
Class A	.78%
Actual		$1,000.00	$1,050.10	$4.01
Hypothetical-C		$1,000.00	$1,021.16	$3.95
Class M	1.03%
Actual		$1,000.00	$1,048.40	$5.29
Hypothetical-C		$1,000.00	$1,019.90	$5.22
Class C	1.53%
Actual		$1,000.00	$1,045.20	$7.84
Hypothetical-C		$1,000.00	$1,017.40	$7.74
Fidelity Freedom Blend 2035 Fund	.53%
Actual		$1,000.00	$1,051.40	$2.73
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class K	.43%
Actual		$1,000.00	$1,051.50	$2.21
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class K6	.33%
Actual		$1,000.00	$1,051.70	$1.70
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class I	.53%
Actual		$1,000.00	$1,051.40	$2.73
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class Z	.43%
Actual		$1,000.00	$1,052.30	$2.21
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class Z6	.33%
Actual		$1,000.00	$1,052.70	$1.70
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Premier Class	.27%
Actual		$1,000.00	$1,032.10	$1.34
Hypothetical-C		$1,000.00	$1,023.71	$1.37
Fidelity Freedom Blend 2040 Fund
Class A	.79%
Actual		$1,000.00	$1,052.50	$4.06
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,050.80	$5.35
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,048.60	$7.91
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2040 Fund	.54%
Actual		$1,000.00	$1,053.60	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,054.60	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,054.70	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,053.70	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,054.70	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,054.70	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Premier Class	.28%
Actual		$1,000.00	$1,033.00	$1.39
Hypothetical-C		$1,000.00	$1,023.66	$1.42
Fidelity Freedom Blend 2045 Fund
Class A	.79%
Actual		$1,000.00	$1,053.20	$4.07
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,051.60	$5.35
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,048.60	$7.91
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2045 Fund	.54%
Actual		$1,000.00	$1,054.30	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,054.40	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,055.40	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,054.30	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,054.50	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,054.60	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Premier Class	.28%
Actual		$1,000.00	$1,032.80	$1.39
Hypothetical-C		$1,000.00	$1,023.66	$1.42
Fidelity Freedom Blend 2050 Fund
Class A	.79%
Actual		$1,000.00	$1,052.40	$4.06
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,051.70	$5.35
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,049.50	$7.91
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2050 Fund	.54%
Actual		$1,000.00	$1,053.60	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,054.50	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,055.60	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,054.60	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,054.40	$2.27
Hypothetical- C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,055.60	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Premier Class	.28%
Actual		$1,000.00	$1,032.90	$1.39
Hypothetical-C		$1,000.00	$1,023.66	$1.42
Fidelity Freedom Blend 2055 Fund
Class A	.79%
Actual		$1,000.00	$1,053.40	$4.07
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,051.00	$5.35
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,048.80	$7.91
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2055 Fund	.54%
Actual		$1,000.00	$1,054.50	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,054.60	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,055.60	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,053.90	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,054.30	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,055.80	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Premier Class	.28%
Actual		$1,000.00	$1,033.10	$1.39
Hypothetical-C		$1,000.00	$1,023.66	$1.42
Fidelity Freedom Blend 2060 Fund
Class A	.79%
Actual		$1,000.00	$1,053.30	$4.07
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,051.00	$5.35
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,048.80	$7.91
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2060 Fund	.54%
Actual		$1,000.00	$1,054.10	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,054.30	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,055.30	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,054.50	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,054.60	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,055.40	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Premier Class	.28%
Actual		$1,000.00	$1,032.90	$1.39
Hypothetical-C		$1,000.00	$1,023.66	$1.42
Fidelity Freedom Blend 2065 Fund
Class A	.79%
Actual		$1,000.00	$1,052.70	$4.07
Hypothetical-C		$1,000.00	$1,021.11	$4.00
Class M	1.04%
Actual		$1,000.00	$1,051.10	$5.35
Hypothetical-C		$1,000.00	$1,019.85	$5.27
Class C	1.54%
Actual		$1,000.00	$1,048.10	$7.91
Hypothetical-C		$1,000.00	$1,017.35	$7.79
Fidelity Freedom Blend 2065 Fund	.54%
Actual		$1,000.00	$1,054.10	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class K	.44%
Actual		$1,000.00	$1,054.90	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class K6	.34%
Actual		$1,000.00	$1,055.50	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Class I	.54%
Actual		$1,000.00	$1,054.50	$2.78
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Class Z	.44%
Actual		$1,000.00	$1,054.10	$2.27
Hypothetical-C		$1,000.00	$1,022.86	$2.23
Class Z6	.34%
Actual		$1,000.00	$1,055.30	$1.75
Hypothetical-C		$1,000.00	$1,023.36	$1.72
Premier Class	.29%
Actual		$1,000.00	$1,032.70	$1.44
Hypothetical-C		$1,000.00	$1,023.61	$1.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Blend Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio of a representative class (Class K); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index).The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-year period. No performance peer group information was considered by the Board due to the fact that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board.

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2020. The Board noted that each fund's unified fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, passively managed, or partly actively and partly passively managed. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (Class K) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio (including expenses of the Series Funds) of Class K of each fund ranked below the similar sales load structure group competitive median for 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Class Z6 and Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of the applicable class (for each fund, except Fidelity Freedom Blend 2065 Fund).

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed.

FBF-SANN-1121
1.9890345.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 18, 2021